UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Morgan Stanley

Pathway Funds

Semi-Annual Report

»	February 28, 2023

•	Large Cap Equity Fund

•	Small-Mid Cap Equity Fund

•	International Equity Fund

•	Emerging Markets Equity Fund

•	Core Fixed Income Fund

•	High Yield Fund

•	International Fixed Income Fund

•	Municipal Bond Fund

•	Inflation-Linked Fixed Income Fund

•	Ultra-Short Term Fixed Income Fund

•	Alternative Strategies Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Morgan Stanley Pathway Funds

DEAR SHAREHOLDER,

The Large Cap Equity Fund gained 2.26% during the six-month period ending February 28, 2023. This compares to the Russell 1000® Index i which gained 1.37% and the Lipper Large-Cap Core Funds Average xii which gained 1.61% during the same period. Both sector positioning and stock selection added to performance relative to the benchmark. The top contributors include Information Technology, Industrials and Consumer Discretionary while the top detractors include Financials, Real Estate and Energy.

The Small-Mid Cap Equity Fund gained 5.06% during the six-month period ending February 28, 2023. This compares to the Russell 2500® Index ii which gained 4.40% and the Lipper Small-Cap Core Funds Average xiii which gained 7.26% during the same period. Sector positioning detracted while stock selection added to performance relative to the benchmark. The top contributors include Information Technology, Energy and Industrials while the top detractors include Consumer Discretionary, Materials and Financials.

The International Equity Fund gained 15.07% during the six-month period ending February 28, 2023. This compares to the MSCI EAFE® Index (Net) iii which gained 12.58% and the Lipper International Large-Cap Core Funds Average xiv which gained 10.99% during the same period. Sector positioning detracted while stock selection added to performance relative to the benchmark. The top contributors include Financials, Industrials and Consumer Discretionary while the top detractors include Energy, Healthcare and Materials.

The Emerging Markets Equity Fund gained 0.85% during the six-month period ending February 28, 2023. This compares to the MSCI Emerging Markets Index (Net) iv which declined 2.29% and the Lipper Emerging Markets Funds Average xv investment category which gained 0.42% during the same period. Both sector position and stock selection added to performance relative to the benchmark. The top contributors include Financials, Consumer Discretionary and Utilities while the top detractors include Communication Services, Energy and Real Estate.

The Core Fixed Income Fund declined 2.63% during the six-month period ending February 28, 2023. This compares to the Bloomberg U.S. Aggregate BondTM Index vi which declined 2.13% and the Lipper Core Bond Funds Average xvii which declined 1.90% during the same period.

The High Yield Fund gained 2.28% during the six-month period ending February 28, 2023. This compares to the Bloomberg U.S. Corporate High Yield Bond Index viii which gained 2.51% and the Lipper High Yield Funds Average xix which gained 2.08% during the same period.

The International Fixed Income Bond Fund declined 2.18% during the six-month period ending February 28, 2023. This compares to the FTSE Non-USD World Government Bond Index (USD) Hedged x which declined 3.03% and the Lipper International Income Funds Average xxi which increased 0.03% during the same period.

The Municipal Bond Fund gained 0.72% during the six-month period ending February 28, 2023. This compares to the Bloomberg U.S. Municipal BondTM Index vii which gained 0.66% and the Lipper General & Insured Municipal Debt Funds Average xviii which gained 0.07% during the same period.

The Inflation-Linked Fixed Income Fund declined 4.76% during the six-month period ending February 28, 2023. This compares to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index ix which declined 4.30%% and the Lipper Inflation Protected Bond Funds Average xx investment category which declined 3.52%% during the same period.

The Ultra-Short Term Fixed Income Fund gained 2.22% during the six-month period ending February 28, 2023. This compares to the FTSE 3-Month U.S. Treasury-Bill Index v which gained 1.80% and the Lipper Ultra-Short Obligations Funds Averagexvi which gained 1.77% during the same period.

I

The Alternative Strategies Fund increased 1.25% during the six-month period ending February 28, 2023. This compares to the HFRX Global Hedge Fund Index xi which increased 0.39% and the Lipper Alternative Multi-Strategy Funds Average xxii which increased 1.17% during the same period.

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the Morgan Stanley Pathway Funds.

Sincerely,

Paul Ricciardelli

Chief Executive Officer

II

Although the statements of fact and data contained herein have been obtained from, and are based upon, sources the firm believes reliable, we do not guarantee their accuracy, and any such information may be incomplete or condensed. All opinions included in this report constitute the firm’s judgment as of the date herein, and are subject to change without notice. This material is for informational purposes only, and is not intended as an offer or solicitation with respect to the purchase or sale of any security. This report may contain forward-looking statements, and there can be no guarantee that they will come to pass. The index returns shown are preliminary and subject to change. Past performance is not a guarantee of future results.

Index Definitions

i.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.
ii.	The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. Please note that an investor cannot invest directly in an index.
iii.

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

iv.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

v.

The FTSE 3-Month U.S. Treasury Bill Index – Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization. Please note that an investor cannot invest directly in an index.

vi.

The Bloomberg U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

vii.

The Bloomberg U.S. Municipal BondTM Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

viii.

The Bloomberg U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

ix.

The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 / BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Please note that an investor cannot invest directly in an index.

x.

The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

xi.

The HFRX Global Hedge Fund Index — is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, even driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

xii.

The Lipper Large-Cap Core Funds Average – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index. Please note that an investor cannot invest directly in an index. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xiii.

The Lipper Small-Cap Core Funds Average – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small Cap 600® Index. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xiv.

The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE® Index (Net). The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xv.

The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xvi.

The Lipper Ultra-Short Obligations Funds Average — These are equally weighted total returns using all the active funds available within the category. Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Ultra-short obligations funds invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

xvii.

The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in non-benchmark sectors such as high-yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xviii.

The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

III

xix.

The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xx.

The Lipper Inflation Protected Bond Funds Average — These are equally weighted total returns using all the active funds available within the category Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Inflation protected bond funds invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

xxi.

The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xxii.

The Lipper Alternative Multi-Strategy Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds who by their prospectus language seek total return through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments, and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

IV

Risk Considerations

Equity securities may fluctuate in response to news on companies, industries, market conditions, and general economic environment.

Investing in foreign markets entails risks not typically associated with domestic markets, such as currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, and the potential for political instability. These risks may be magnified in countries with emerging markets and frontier markets, since these countries may have relatively unstable governments and less established markets and economies.

Investing in small- to medium-sized companies entails special risks, such as limited product lines, markets, and financial resources, and greater volatility than securities of larger, more established companies.

The value of fixed income securities will fluctuate and, upon a sale, may be worth more or less than their original cost or maturity value. Bonds are subject to interest rate risk, call risk, reinvestment risk, liquidity risk, and credit risk of the issuer.

High yield bonds (bonds rated below investment grade) may have speculative characteristics and present significant risks beyond those of other securities, including greater credit risk, price volatility, and limited liquidity in the secondary market. High yield bonds should comprise only a limited portion of a balanced portfolio.

Yields are subject to change with economic conditions. Yield is only one factor that should be considered when making an investment decision.

Asset allocation and diversification do not assure a profit or protect against loss in declining financial markets.

The indices are unmanaged. An investor cannot invest directly in an index. They are shown for illustrative purposes only and do not represent the performance of any specific investment.

Because of their narrow focus, sector investments tend to be more volatile than investments that diversify across many sectors and companies.

Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected.

V

Performance of the Morgan Stanley Pathway Funds For the Six Months Ended February 28, 2023†* (unaudited)

Large Cap Equity Fund	2.26%
Russell 1000® Index (1)	1.37

Small-Mid Cap Equity Fund	5.06
Russell 2500® Index (2)	4.40

International Equity Fund	15.07
MSCI EAFE® Index (Net) (3)	12.58

Emerging Markets Equity Fund	0.85
MSCI Emerging Markets Index (Net) (4)	-2.29

Core Fixed Income Fund	-2.63
Bloomberg U.S. Aggregate BondTM Index (5)	-2.13

High Yield Fund	2.28
Bloomberg U.S. Corporate High Yield Bond Index (6)	2.51

International Fixed Income Fund	-2.18
FTSE Non-USD World Government Bond Index (USD) Hedged (7)	-3.03

Municipal Bond Fund	0.72
Bloomberg U.S. Municipal BondTM Index (8)	0.66

Inflation-Linked Fixed Income Fund	-4.76
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (9)	-4.30

Ultra-Short Term Fixed Income Fund	2.22
FTSE 3-Month U.S. Treasury Bill Index (10)	1.80

Alternative Strategies Fund	1.25
HFRX Global Hedge Fund Index (11)	0.39

See pages VII through VIII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/wealth-investmentsolutions/ cgcm/.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

1.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.

2.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The MSCI Emerging Markets Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Emirates. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to nonresident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Bloomberg U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The Bloomberg U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

7.	The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index

VII

(WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-USD WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Bloomberg U.S. Municipal BondTM Index covers the U.S. dollar- denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3/BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Please note that an investor cannot invest directly in an index.

10.	The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization. Please note that an investor cannot invest directly in an index.

11.	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 2.00%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2022 and held for the six months ended February 28, 2023.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expense Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(3)
Large Cap Equity Fund	2.26%	$1,000.00	$1,022.60	0.49%	$2.46
Small-Mid Cap Equity Fund	5.06%	1,000.00	1,050.60	0.60%	3.05
International Equity Fund	15.07%	1,000.00	1,150.70	0.68%	3.63
Emerging Markets Equity Fund	0.85%	1,000.00	1,008.50	0.82%	4.08
Core Fixed Income Fund	-2.63%	1,000.00	973.70	0.53%	2.59
High Yield Fund	2.28%	1,000.00	1,022.80	0.97%	4.86
International Fixed Income Fund	-2.18%	1,000.00	978.20	0.92%	4.51
Municipal Bond Fund	0.72%	1,000.00	1,007.20	0.77%	3.83
Inflation-Linked Fixed Income Fund	-4.76%	1,000.00	952.40	2.43%	11.76
Ultra-Short Term Fixed Income Fund	2.22%	1,000.00	1,022.20	0.81%	4.06
Alternative Strategies Fund	1.25%	1,000.00	1,012.50	0.49%	2.45

(1)	For the six months ended February 28, 2023.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.00% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year/period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(2)
Large Cap Equity Fund	5.00%	$1,000.00	$1,022.36	0.49%	$2.46
Small-Mid Cap Equity Fund	5.00%	1,000.00	1,021.82	0.60%	3.01
International Equity Fund	5.00%	1,000.00	1,021.42	0.68%	3.41
Emerging Markets Equity Fund	5.00%	1,000.00	1,020.73	0.82%	4.11
Core Fixed Income Fund	5.00%	1,000.00	1,022.17	0.53%	2.66
High Yield Fund	5.00%	1,000.00	1,019.98	0.97%	4.86
International Fixed Income Fund	5.00%	1,000.00	1,020.23	0.92%	4.61
Municipal Bond Fund	5.00%	1,000.00	1,020.98	0.77%	3.86
Inflation-Linked Fixed Income Fund	5.00%	1,000.00	1,012.74	2.43%	12.13
Ultra-Short Term Fixed Income Fund	5.00%	1,000.00	1,020.78	0.81%	4.06
Alternative Strategies Fund	5.00%	1,000.00	1,022.36	0.49%	2.46

(1)	For the six months ended February 28, 2023.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

Schedules of Investments

February 28, 2023 (unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.1%

COMMUNICATION SERVICES — 6.8%

Diversified Telecommunication Services — 0.9%
166,916	AT&T Inc.	$3,156,381
5,774	Frontier Communications Parent Inc.*	157,977
189,913	Liberty Global PLC, Class C Shares*	4,035,651
24,309	Lumen Technologies Inc.	82,651
190,986	Verizon Communications Inc.	7,412,167

	Total Diversified Telecommunication Services	14,844,827

Entertainment — 1.7%
18,104	Activision Blizzard Inc.	1,380,430
11,130	AMC Entertainment Holdings Inc., Class A Shares*(a)	79,468
54,903	Electronic Arts Inc.	6,090,939
577	Liberty Media Corp-Liberty Formula One, Class A Shares*	35,058
4,673	Liberty Media Corp-Liberty Formula One, Class C Shares*	317,156
3,632	Live Nation Entertainment Inc.*	261,722
429	Madison Square Garden Sports Corp., Class A Shares	81,999
27,106	Netflix Inc.*	8,731,656
2,011	Playtika Holding Corp.*	19,306
10,420	ROBLOX Corp., Class A Shares*	381,789
2,835	Roku Inc., Class A Shares*	183,396
20,470	Sea Ltd., ADR*	1,279,170
3,260	Spotify Technology SA*	379,138
3,804	Take-Two Interactive Software Inc.*	416,728
80,924	Walt Disney Co. (The)*	8,060,840
54,948	Warner Bros Discovery Inc.*	858,288
949	World Wrestling Entertainment Inc., Class A Shares(a)	79,716

	Total Entertainment	28,636,799

Interactive Media & Services — 3.4%
325,472	Alphabet Inc., Class A Shares*	29,312,008
124,364	Alphabet Inc., Class C Shares*	11,230,069
1,695	IAC Inc.*	88,038
80,233	Match Group Inc.*	3,323,251
79,201	Meta Platforms Inc., Class A Shares*	13,855,423
13,562	Pinterest Inc., Class A Shares*	340,542
2,335	TripAdvisor Inc.*	50,366
6,455	ZoomInfo Technologies Inc., Class A Shares*	156,018

	Total Interactive Media & Services	58,355,715

Media — 0.7%
4,771	Altice USA Inc., Class A Shares*	18,893
130	Cable One Inc.	89,779
2,499	Charter Communications Inc., Class A Shares*	918,657
200,827	Comcast Corp., Class A Shares	7,464,740
6,057	DISH Network Corp., Class A Shares*	69,110
6,986	Fox Corp., Class A Shares	244,650
3,177	Fox Corp., Class B Shares	102,458
9,036	Interpublic Group of Cos., Inc. (The)	321,139
396	Liberty Broadband Corp., Class A Shares*	34,345
2,755	Liberty Broadband Corp., Class C Shares*	238,776
1,616	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	52,342
3,660	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	117,925
3,668	New York Times Co. (The), Class A Shares	141,218
8,598	News Corp., Class A Shares	147,456
2,528	News Corp., Class B Shares	43,633

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 6.8% — (continued)

Media — 0.7% — (continued)
832	Nexstar Media Group Inc., Class A Shares	$154,669
4,738	Omnicom Group Inc.	429,121
181	Paramount Global, Class A Shares	4,449
13,431	Paramount Global, Class B Shares(a)	287,692
15,655	Sirius XM Holdings Inc.(a)	68,726
10,221	Trade Desk Inc. (The), Class A Shares*	571,967

	Total Media	11,521,745

Wireless Telecommunication Services — 0.1%
13,888	T-Mobile US Inc.*	1,974,596

	TOTAL COMMUNICATION SERVICES	115,333,682

CONSUMER DISCRETIONARY — 11.5%

Auto Components — 0.6%
40,029	Adient PLC*	1,710,039
41,846	Aptiv PLC*	4,865,853
5,465	BorgWarner Inc.	274,780
5,537	Gentex Corp.	158,081
25,222	Lear Corp.	3,522,252
6,198	QuantumScape Corp., Class A Shares*(a)	59,315

	Total Auto Components .	10,590,320

Automobiles — 1.0%
91,867	Ford Motor Co	1,108,835
33,025	General Motors Co	1,279,388
3,195	Harley-Davidson Inc.	151,922
11,860	Lucid Group Inc.*(a)	108,282
12,102	Rivian Automotive Inc., Class A Shares*(a)	233,569
68,353	Tesla Inc.*	14,060,896
1,181	Thor Industries Inc.	107,459

	Total Automobiles	17,050,351

Distributors — 0.6%
3,234	Genuine Parts Co	571,965
175,428	LKQ Corp.	10,050,270
888	Pool Corp.	316,892

	Total Distributors	10,939,127

Diversified Consumer Services — 0.0%@
4,867	ADT Inc.	36,697
1,339	Bright Horizons Family Solutions Inc.*	105,567
692	Grand Canyon Education Inc.*	78,397
3,557	H&R Block Inc.	130,897
1,825	Mister Car Wash Inc.*	16,845
3,444	Service Corp. International	232,573

	Total Diversified Consumer Services	600,976

Hotels, Restaurants & Leisure — 2.1%
8,719	Airbnb Inc., Class A Shares*	1,074,878
5,398	Aramark	198,646
3,161	Booking Holdings Inc.*	7,978,364
1,722	Boyd Gaming Corp.	112,154
4,778	Caesars Entertainment Inc.*	242,531
22,718	Carnival Corp.*(a)	241,265
2,934	Chipotle Mexican Grill Inc., Class A Shares*	4,374,829
786	Choice Hotels International Inc.	93,031

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.5% — (continued)

Hotels, Restaurants & Leisure — 2.1% — (continued)
809	Churchill Downs Inc.	$198,836
2,851	Darden Restaurants Inc.	407,665
827	Domino’s Pizza Inc.	243,146
8,241	DraftKings Inc., Class A Shares*	155,425
3,522	Expedia Group Inc.*	383,792
6,205	Hilton Worldwide Holdings Inc.	896,685
1,100	Hyatt Hotels Corp., Class A Shares*	127,864
7,703	Las Vegas Sands Corp.*	442,692
6,185	Marriott International Inc., Class A Shares	1,046,749
855	Marriott Vacations Worldwide Corp.	130,807
17,229	McDonald’s Corp.	4,546,905
7,549	MGM Resorts International	324,683
9,939	Norwegian Cruise Line Holdings Ltd.*(a)	147,296
3,523	Penn Entertainment Inc.*	107,557
1,883	Planet Fitness Inc., Class A Shares*	152,617
5,130	Royal Caribbean Cruises Ltd.*	362,383
1,891	Six Flags Entertainment Corp.*	49,922
26,733	Starbucks Corp.	2,729,172
1,884	Travel + Leisure Co.	79,034
28,855	Vail Resorts Inc.	6,737,354
3,955	Wendy’s Co. (The)	86,852
1,980	Wyndham Hotels & Resorts Inc.	152,500
2,427	Wynn Resorts Ltd.*	263,014
6,568	Yum! Brands Inc.	835,187

	Total Hotels, Restaurants & Leisure	34,923,835

Household Durables — 0.4%
7,349	DR Horton Inc.	679,636
3,590	Garmin Ltd	352,287
2,961	Leggett & Platt Inc.	102,125
5,841	Lennar Corp., Class A Shares	565,058
305	Lennar Corp., Class B Shares	24,906
1,248	Mohawk Industries Inc.*	128,357
8,999	Newell Brands Inc.	132,195
69	NVR Inc.*	356,980
5,314	PulteGroup Inc.	290,516
3,981	Tempur Sealy International Inc.	170,148
2,403	Toll Brothers Inc.	144,036
755	TopBuild Corp.*	156,730
26,871	Whirlpool Corp.	3,707,661

	Total Household Durables .	6,810,635

Internet & Direct Marketing Retail — 2.5%
368,989	Amazon.com Inc.*	34,769,833
50,202	Chewy Inc., Class A Shares*(a)	2,035,691
5,820	DoorDash Inc., Class A Shares*	318,121
120,392	eBay Inc.	5,525,993
2,912	Etsy Inc.*	353,546
1,839	Wayfair Inc., Class A Shares*(a)	74,461

	Total Internet & Direct Marketing Retail	43,077,645

Leisure Products — 0.1%
1,651	Brunswick Corp.	144,330
3,063	Hasbro Inc.	168,496
8,271	Mattel Inc.*	148,795
7,512	Peloton Interactive Inc., Class A Shares*	97,055

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.5% — (continued)

Leisure Products — 0.1% — (continued)
1,258	Polaris Inc.(a)	$143,098
1,911	YETI Holdings Inc.*	74,491

	Total Leisure Products .	776,265

Multiline Retail — 1.2%
22,822	Dollar General Corp.	4,936,399
86,896	Dollar Tree Inc.*	12,624,251
2,792	Kohl’s Corp.	78,288
6,423	Macy’s Inc.	131,414
2,693	Nordstrom Inc.	52,460
1,369	Ollie’s Bargain Outlet Holdings Inc.*	78,772
10,796	Target Corp.	1,819,126

	Total Multiline Retail	19,720,710

Specialty Retail — 1.9%
15,248	Advance Auto Parts Inc.	2,210,350
832	AutoNation Inc.*	113,576
442	AutoZone Inc.*	1,099,051
5,328	Bath & Body Works Inc.	217,755
4,681	Best Buy Co., Inc.	389,038
1,533	Burlington Stores Inc.*	328,445
3,705	CarMax Inc.*	255,793
2,518	Carvana Co., Class A Shares*(a)	23,720
1,214	Dick’s Sporting Goods Inc.	156,157
1,271	Five Below Inc.*	259,665
2,407	Floor & Decor Holdings Inc., Class A Shares*	220,987
5,933	GameStop Corp., Class A Shares*(a)	114,092
4,370	Gap Inc. (The)	56,854
24,089	Home Depot Inc. (The)	7,143,352
3,940	Leslie’s Inc.*	49,683
11,186	Lithia Motors Inc., Class A Shares	2,854,443
34,077	Lowe’s Cos., Inc.	7,011,343
1,444	O’Reilly Automotive Inc.*	1,198,664
598	Penske Automotive Group Inc.	86,202
1,943	Petco Health & Wellness Co., Inc., Class A Shares*	20,013
441	RH*	131,872
7,942	Ross Stores Inc.	877,909
85,458	TJX Cos., Inc. (The)	6,546,083
2,572	Tractor Supply Co.	599,945
1,174	Ulta Beauty Inc.*	609,071
1,832	Victoria’s Secret & Co.*	72,620
1,524	Williams-Sonoma Inc.(a)	190,378

	Total Specialty Retail .	32,837,061

Textiles, Apparel & Luxury Goods — 1.1%
3,002	Capri Holdings Ltd.*	148,809
850	Carter’s Inc.	64,081
872	Columbia Sportswear Co.	76,038
613	Deckers Outdoor Corp.*	255,222
165,847	Hanesbrands Inc.	942,011
9,734	lululemon athletica Inc.*	3,009,753
111,045	NIKE Inc., Class B Shares	13,191,036
1,498	PVH Corp.	120,199
973	Ralph Lauren Corp., Class A Shares	114,999
3,168	Skechers USA Inc., Class A Shares*	141,008
5,619	Tapestry Inc.	244,483

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.5% — (continued)

Textiles, Apparel & Luxury Goods — 1.1% — (continued)
4,131	Under Armour Inc., Class A Shares*	$41,021
5,012	Under Armour Inc., Class C Shares*	44,106
8,141	V.F. Corp.	202,060

	Total Textiles, Apparel & Luxury Goods	18,594,826

	TOTAL CONSUMER DISCRETIONARY	195,921,751

CONSUMER STAPLES — 5.1%

Beverages — 1.1%
231	Boston Beer Co., Inc. (The), Class A Shares*	74,798
997	Brown-Forman Corp., Class A Shares	64,725
4,274	Brown-Forman Corp., Class B Shares	277,255
91,027	Coca-Cola Co. (The)	5,417,017
3,530	Constellation Brands Inc., Class A Shares	789,661
19,977	Keurig Dr Pepper Inc.	690,205
4,076	Molson Coors Beverage Co., Class B Shares	216,803
55,112	Monster Beverage Corp.*	5,608,197
32,229	PepsiCo Inc.	5,592,698

	Total Beverages .	18,731,359

Food & Staples Retailing — 1.5%
3,907	Albertsons Cos., Inc., Class A Shares	77,671
3,120	BJ’s Wholesale Club Holdings Inc.*	224,016
865	Casey’s General Stores Inc.	179,877
18,443	Costco Wholesale Corp.	8,929,732
2,130	Grocery Outlet Holding Corp.*	57,617
15,274	Kroger Co. (The)	658,920
3,541	Performance Food Group Co.*	200,385
120,093	Sysco Corp.	8,955,335
4,727	US Foods Holding Corp.*	177,404
16,712	Walgreens Boots Alliance Inc.	593,777
33,137	Walmart Inc.	4,709,762

	Total Food & Staples Retailing	24,764,496

Food Products — 1.0%
62,940	Archer-Daniels-Midland Co	5,010,024
3,221	Bunge Ltd	307,606
4,514	Campbell Soup Co	237,075
123,262	Conagra Brands Inc.	4,487,969
3,726	Darling Ingredients Inc.*	235,744
4,476	Flowers Foods Inc.	124,791
1,001	Freshpet Inc.*	62,242
13,884	General Mills Inc.	1,103,917
3,400	Hershey Co. (The)	810,288
6,677	Hormel Foods Corp.	296,325
1,548	Ingredion Inc.	153,871
2,401	J.M. Smucker Co. (The)	355,084
5,938	Kellogg Co.	391,552
16,280	Kraft Heinz Co. (The)	633,943
3,356	Lamb Weston Holdings Inc.	337,748
5,838	McCormick & Co., Inc., Class VTG Shares	433,880
31,784	Mondelez International Inc., Class A Shares	2,071,681
1,166	Pilgrim’s Pride Corp.*	27,273
1,309	Post Holdings Inc.*	117,758
5	Seaboard Corp.	19,750
6,635	Tyson Foods Inc., Class A Shares	393,057

	Total Food Products	17,611,578

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 5.1% — (continued)

Household Products — 0.7%
5,655	Church & Dwight Co., Inc.	$473,776
2,870	Clorox Co. (The)	446,113
19,299	Colgate-Palmolive Co	1,414,617
7,841	Kimberly-Clark Corp.	980,517
55,031	Procter & Gamble Co. (The)	7,570,064
1,183	Reynolds Consumer Products Inc.	32,462
974	Spectrum Brands Holdings Inc.	62,355

	Total Household Products .	10,979,904

Personal Products — 0.5%
8,313	Coty Inc., Class A Shares*	93,937
36,937	Estee Lauder Cos., Inc. (The), Class A Shares	8,977,538
3,001	Olaplex Holdings Inc.*	14,765

	Total Personal Products .	9,086,240

Tobacco — 0.3%
41,795	Altria Group Inc.	1,940,542
36,125	Philip Morris International Inc.	3,514,962

	Total Tobacco .	5,455,504

	TOTAL CONSUMER STAPLES	86,629,081

ENERGY — 2.9%

Energy Equipment & Services — 0.2%
21,936	Baker Hughes Co., Class A Shares	671,242
20,928	Halliburton Co	758,222
9,114	NOV Inc.	199,414
32,925	Schlumberger Ltd	1,751,939

	Total Energy Equipment & Services	3,380,817

Oil, Gas & Consumable Fuels — 2.7%
7,501	Antero Midstream Corp.	79,061
6,453	Antero Resources Corp.*	169,069
7,461	APA Corp.	286,353
5,798	Cheniere Energy Inc.	912,257
2,820	Chesapeake Energy Corp.	227,884
45,089	Chevron Corp.	7,248,959
64,352	ConocoPhillips	6,650,779
18,278	Coterra Energy Inc.	456,402
15,151	Devon Energy Corp.	816,942
4,090	Diamondback Energy Inc.	574,972
2,317	DT Midstream Inc.	116,313
739	Enviva Inc.	32,191
13,633	EOG Resources Inc.	1,540,802
8,582	EQT Corp.	284,751
96,074	Exxon Mobil Corp.	10,559,493
6,559	Hess Corp.	883,497
3,251	HF Sinclair Corp.	161,640
46,293	Kinder Morgan Inc.	789,759
15,071	Marathon Oil Corp.	379,036
10,906	Marathon Petroleum Corp.	1,347,982
1,163	New Fortress Energy Inc., Class A Shares	38,367
18,499	Occidental Petroleum Corp.	1,083,301
10,354	ONEOK Inc.	677,669
5,701	Ovintiv Inc.	243,832
2,111	PDC Energy Inc.	141,669

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 2.9% — (continued)

Oil, Gas & Consumable Fuels — 2.7% — (continued)
11,012	Phillips 66	$1,129,391
5,539	Pioneer Natural Resources Co.	1,110,071
5,705	Range Resources Corp.	153,693
24,827	Southwestern Energy Co.*	131,583
174,549	Suncor Energy Inc.	5,864,846
5,262	Targa Resources Corp.	389,914
133	Texas Pacific Land Corp.	236,765
8,776	Valero Energy Corp.	1,156,062
533	Vitesse Energy Inc.*	9,269
28,373	Williams Cos., Inc. (The)	854,027

	Total Oil, Gas & Consumable Fuels	46,738,601

	TOTAL ENERGY	50,119,418

FINANCIALS — 9.7%

Banks — 2.5%
163,738	Bank of America Corp.	5,616,213
870	Bank of Hawaii Corp.	65,128
2,683	Bank OZK	123,498
656	BOK Financial Corp.	68,670
45,127	Citigroup Inc.	2,287,488
11,372	Citizens Financial Group Inc.	474,895
3,042	Comerica Inc.	213,244
2,565	Commerce Bancshares Inc.	169,675
1,365	Cullen/Frost Bankers Inc.	179,934
3,293	East West Bancorp Inc.	250,960
15,869	Fifth Third Bancorp .	576,045
272	First Citizens BancShares Inc., Class A Shares	199,583
3,053	First Hawaiian Inc.	83,500
12,322	First Horizon Corp.	305,216
4,235	First Republic Bank .	520,947
7,759	FNB Corp.	110,721
33,424	Huntington Bancshares Inc.	512,056
68,000	JPMorgan Chase & Co.	9,747,800
21,640	KeyCorp.	395,796
4,004	M&T Bank Corp.	621,781
2,504	PacWest Bancorp .	69,486
1,767	Pinnacle Financial Partners Inc.	130,917
9,384	PNC Financial Services Group Inc. (The)	1,481,921
1,628	Popular Inc.	116,239
2,068	Prosperity Bancshares Inc.	151,977
21,769	Regions Financial Corp.	507,653
1,455	Signature Bank	167,398
1,367	SVB Financial Group*	393,846
3,429	Synovus Financial Corp.	143,366
114,088	Truist Financial Corp.	5,356,432
4,955	Umpqua Holdings Corp.	87,505
114,881	US Bancorp .	5,483,270
4,074	Webster Financial Corp.	216,411
88,415	Wells Fargo & Co	4,135,170
2,492	Western Alliance Bancorp .	185,006
1,389	Wintrust Financial Corp.	127,969
3,487	Zions Bancorp NA .	176,512

	Total Banks .	41,454,228

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 9.7% — (continued)

Capital Markets — 3.7%
20,842	Affiliated Managers Group Inc.	$3,322,423
30,139	Ameriprise Financial Inc.	10,333,759
3,571	Ares Management Corp., Class A Shares	287,930
17,110	Bank of New York Mellon Corp. (The)	870,557
3,498	BlackRock Inc., Class A Shares	2,411,626
16,315	Blackstone Inc.	1,481,402
9,729	Blue Owl Capital Inc., Class A Shares	120,056
4,878	Carlyle Group Inc. (The)	167,803
2,465	Cboe Global Markets Inc.	311,009
35,435	Charles Schwab Corp. (The)	2,761,095
8,360	CME Group Inc., Class A Shares	1,549,610
3,742	Coinbase Global Inc., Class A Shares*(a)	242,594
791	Evercore Inc., Class A Shares	103,763
884	FactSet Research Systems Inc.	366,462
6,645	Franklin Resources Inc.	195,828
7,646	Goldman Sachs Group Inc. (The)	2,688,716
2,184	Interactive Brokers Group Inc., Class A Shares	188,064
12,863	Intercontinental Exchange Inc.	1,309,453
8,766	Invesco Ltd	154,808
3,003	Janus Henderson Group PLC .	82,462
4,536	Jefferies Financial Group Inc.	171,415
13,322	KKR & Co., Inc., Class Miscella Shares	750,695
2,131	Lazard Ltd., Class A Shares	79,614
1,854	LPL Financial Holdings Inc.	462,684
865	MarketAxess Holdings Inc.	295,354
3,725	Moody’s Corp.	1,080,809
28,740	Morgan Stanley(b) .	2,773,410
573	Morningstar Inc.	118,800
12,037	MSCI Inc., Class A Shares	6,285,120
8,008	Nasdaq Inc.	448,928
4,787	Northern Trust Corp.	456,058
4,534	Raymond James Financial Inc.	491,758
12,534	Robinhood Markets Inc., Class A Shares*(a)	126,217
53,620	S&P Global Inc.	18,295,144
2,431	SEI Investments Co.	146,468
8,545	State Street Corp.	757,771
2,444	Stifel Financial Corp.	163,333
5,125	T. Rowe Price Group Inc.	575,435
2,525	Tradeweb Markets Inc., Class A Shares	178,997
2,150	Virtu Financial Inc., Class A Shares	39,517

	Total Capital Markets	62,646,947

Consumer Finance — 0.4%
6,877	Ally Financial Inc.	206,654
14,035	American Express Co	2,441,950
25,531	Bread Financial Holdings Inc.	1,048,558
8,871	Capital One Financial Corp.	967,649
147	Credit Acceptance Corp.*	65,318
6,356	Discover Financial Services	711,872
2,681	OneMain Holdings Inc., Class A Shares	115,524
5,972	SLM Corp.	85,877
19,038	SoFi Technologies Inc.*(a)	125,651
10,712	Synchrony Financial .	382,525
1,772	Upstart Holdings Inc.*(a)	32,800

	Total Consumer Finance	6,184,378

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 9.7% — (continued)

Diversified Financial Services — 0.8%
11,263	Apollo Global Management Inc.	$798,547
42,060	Berkshire Hathaway Inc., Class B Shares*	12,835,871
8,630	Equitable Holdings Inc.	271,155
2,299	Voya Financial Inc.	171,252

	Total Diversified Financial Services	14,076,825

Insurance — 2.3%
14,363	Aflac Inc.	978,838
6,157	Allstate Corp. (The)	792,898
1,566	American Financial Group Inc.	210,016
88,120	American International Group Inc.	5,385,013
4,776	Aon PLC, Class A Shares	1,452,143
8,249	Arch Capital Group Ltd.*	577,430
4,846	Arthur J. Gallagher & Co	907,898
25,289	Assurant Inc.	3,221,566
1,327	Assured Guaranty Ltd.	82,818
1,736	Axis Capital Holdings Ltd.	105,410
1,708	Brighthouse Financial Inc.*	98,774
5,505	Brown & Brown Inc.	308,665
9,688	Chubb Ltd.	2,044,362
3,570	Cincinnati Financial Corp.	430,899
623	CNA Financial Corp.	27,275
595	Erie Indemnity Co., Class A Shares	140,057
906	Everest Re Group Ltd	347,877
427	F&G Annuities & Life Inc.	8,698
6,097	Fidelity National Financial Inc.	243,026
2,249	First American Financial Corp.	127,698
2,082	Globe Life Inc.	253,359
835	Hanover Insurance Group Inc. (The)	116,466
7,395	Hartford Financial Services Group Inc. (The)	578,881
1,538	Kemper Corp.	94,741
4,059	Lincoln National Corp.	128,752
4,591	Loews Corp.	280,464
311	Markel Corp.*	413,586
32,047	Marsh & McLennan Cos., Inc.	5,196,101
76,684	MetLife Inc.	5,500,543
6,308	Old Republic International Corp.	166,342
16,244	Primerica Inc.	3,117,873
5,639	Principal Financial Group Inc.	505,029
13,610	Progressive Corp. (The)	1,953,307
8,577	Prudential Financial Inc.	857,700
1,556	Reinsurance Group of America Inc., Class A Shares	224,795
1,005	RenaissanceRe Holdings Ltd	215,975
1,985	Ryan Specialty Holdings Inc., Class A Shares*	83,608
5,451	Travelers Cos., Inc. (The)	1,009,089
4,676	Unum Group	208,316
65	White Mountains Insurance Group Ltd.	93,832
2,507	Willis Towers Watson PLC	587,541
4,794	WR Berkley Corp.	317,315

	Total Insurance	39,394,976

Mortgage Real Estate Investment Trusts (REITs) — 0.0%@
13,285	AGNC Investment Corp.(a)	144,408
10,884	Annaly Capital Management Inc.	225,081
9,809	Rithm Capital Corp.	89,262
6,684	Starwood Property Trust Inc.	128,065

	Total Mortgage Real Estate Investment Trusts (REITs)	586,816

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 9.7% — (continued)

Thrifts & Mortgage Finance — 0.0%@
6,731	MGIC Investment Corp.	$92,619
15,928	New York Community Bancorp Inc.	141,441
2,586	Rocket Cos., Inc., Class A Shares(a)	20,326
1,501	TFS Financial Corp.	21,749
1,352	UWM Holdings Corp.	5,759

	Total Thrifts & Mortgage Finance	281,894

	TOTAL FINANCIALS	164,626,064

HEALTH CARE — 14.5%

Biotechnology — 1.8%
41,203	AbbVie Inc.	6,341,142
2,863	Alnylam Pharmaceuticals Inc.*	548,121
12,449	Amgen Inc.	2,883,935
3,339	Biogen Inc.*	901,062
47,022	BioMarin Pharmaceutical Inc.*	4,682,921
57,079	Exact Sciences Corp.*	3,557,734
7,388	Exelixis Inc.*	126,187
29,265	Gilead Sciences Inc.	2,356,710
5,156	Horizon Therapeutics PLC*	564,530
4,250	Incyte Corp.*	327,165
3,377	Ionis Pharmaceuticals Inc.*	121,234
1,034	Mirati Therapeutics Inc.*	47,399
7,735	Moderna Inc.*	1,073,695
2,323	Natera Inc.*	112,782
2,207	Neurocrine Biosciences Inc.*	227,542
1,839	Novavax Inc.*(a)	17,029
2,416	Regeneron Pharmaceuticals Inc.*	1,837,175
17,461	Sarepta Therapeutics Inc.*	2,132,512
3,166	Seagen Inc.*	568,899
1,578	Ultragenyx Pharmaceutical Inc.*	70,205
1,039	United Therapeutics Corp.*	255,636
5,961	Vertex Pharmaceuticals Inc.*	1,730,419

	Total Biotechnology	30,484,034

Health Care Equipment & Supplies — 4.0%
39,976	Abbott Laboratories	4,066,359
54,570	Alcon Inc.	3,723,857
1,827	Align Technology Inc.*	565,456
112,426	Baxter International Inc.	4,491,419
6,619	Becton Dickinson and Co	1,552,486
33,262	Boston Scientific Corp.*	1,554,001
1,131	Cooper Cos., Inc. (The)	369,803
5,035	DENTSPLY SIRONA Inc.	191,682
40,978	DexCom Inc.*	4,548,968
56,216	Edwards Lifesciences Corp.*	4,522,015
1,137	Enovis Corp.*	65,514
295,883	Envista Holdings Corp.*	11,438,837
8,510	GE HealthCare Technologies Inc.*	646,760
1,791	Globus Medical Inc., Class A Shares*	104,487
56,052	Hologic Inc.*	4,463,981
488	ICU Medical Inc.*	83,272
1,915	IDEXX Laboratories Inc.*	906,255
16,346	Insulet Corp.*	4,517,380
1,619	Integra LifeSciences Holdings Corp.*	90,049
42,263	Intuitive Surgical Inc.*	9,694,710

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.5% — (continued)

Health Care Equipment & Supplies — 4.0% — (continued)
1,113	Masimo Corp.*	$186,216
31,160	Medtronic PLC	2,580,048
2,406	Novocure Ltd.*	185,190
814	Penumbra Inc.*	211,632
1,102	QuidelOrtho Corp.*	95,808
3,365	ResMed Inc.	716,745
2,324	STERIS PLC	436,982
22,190	Stryker Corp.	5,833,307
1,518	Tandem Diabetes Care Inc.*	54,435
1,093	Teleflex Inc.	260,385
4,887	Zimmer Biomet Holdings Inc.	605,353

	Total Health Care Equipment & Supplies	68,763,392

Health Care Providers & Services — 4.3%
2,089	Acadia Healthcare Co., Inc.*	151,473
4,518	agilon health Inc.*(a)	95,827
758	Amedisys Inc.*	69,698
3,615	AmerisourceBergen Corp.	562,349
6,079	Cardinal Health Inc.	460,241
100,573	Centene Corp.*	6,879,193
343	Chemed Corp.	178,902
42,670	Cigna Group (The)	12,463,907
72,160	CVS Health Corp.	6,028,246
1,257	DaVita Inc.*	103,401
5,619	Elevance Health Inc.	2,639,076
2,307	Encompass Health Corp.	130,392
1,156	Enhabit Inc.*	17,745
2,256	Guardant Health Inc.*	69,688
33,385	HCA Healthcare Inc.	8,127,578
3,148	Henry Schein Inc.*	246,520
2,947	Humana Inc.	1,458,824
55,430	Laboratory Corp. of America Holdings	13,267,725
3,307	McKesson Corp.	1,156,822
1,334	Molina Healthcare Inc.*	367,290
2,779	Oak Street Health Inc.*	98,377
2,626	Premier Inc., Class A Shares	84,531
2,610	Quest Diagnostics Inc.	361,120
1,885	Signify Health Inc., Class A Shares*	54,269
2,533	Tenet Healthcare Corp.*	148,256
37,296	UnitedHealth Group Inc.	17,750,658
1,418	Universal Health Services Inc., Class B Shares	189,402

	Total Health Care Providers & Services	73,161,510

Health Care Technology — 0.0%@
2,793	Certara Inc.*	50,609
495	Definitive Healthcare Corp., Class A Shares*	5,653
2,603	Doximity Inc., Class A Shares*(a)	87,539
3,728	Teladoc Health Inc.*	98,755
3,246	Veeva Systems Inc., Class A Shares*	537,732

	Total Health Care Technology	780,288

Life Sciences Tools & Services — 1.4%
2,102	10X Genomics Inc., Class A Shares*	99,887
6,891	Agilent Technologies Inc.	978,315
14,202	Avantor Inc.*	346,103
1,652	Azenta Inc.*	72,506

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.5% — (continued)

Life Sciences Tools & Services — 1.4% — (continued)
498	Bio-Rad Laboratories Inc., Class A Shares*	$237,964
3,623	Bio-Techne Corp.	263,175
2,514	Bruker Corp.	173,265
1,174	Charles River Laboratories International Inc.*	257,505
15,091	Danaher Corp.	3,735,475
17,060	Illumina Inc.*	3,398,352
4,321	IQVIA Holdings Inc.*	900,799
2,546	Maravai LifeSciences Holdings Inc., Class A Shares*	37,553
512	Mettler-Toledo International Inc.*	734,059
2,938	PerkinElmer Inc.	365,987
5,282	QIAGEN NV*	242,708
1,288	Repligen Corp.*	224,589
2,422	Sotera Health Co.*	40,423
2,467	Syneos Health Inc., Class A Shares*	99,223
18,492	Thermo Fisher Scientific Inc.	10,018,226
1,376	Waters Corp.*	427,785
1,725	West Pharmaceutical Services Inc.	546,877

	Total Life Sciences Tools & Services	23,200,776

Pharmaceuticals — 3.0%
49,650	Bristol-Myers Squibb Co.	3,423,864
4,167	Catalent Inc.*	284,273
10,592	Elanco Animal Health Inc.*	121,490
32,545	Eli Lilly & Co.	10,128,655
1,434	Jazz Pharmaceuticals PLC*	201,334
86,756	Johnson & Johnson	13,296,224
100,876	Merck & Co., Inc.	10,717,066
5,953	Organon & Co.	145,789
2,996	Perrigo Co. PLC .	112,919
131,766	Pfizer Inc.	5,345,747
8,662	Royalty Pharma PLC, Class A Shares	310,533
28,220	Viatris Inc.	321,708
37,746	Zoetis Inc., Class A Shares	6,303,582

	Total Pharmaceuticals	50,713,184

	TOTAL HEALTH CARE .	247,103,184

INDUSTRIALS — 11.4%

Aerospace & Defense — 1.7%
1,573	Axon Enterprise Inc.*	315,088
12,775	Boeing Co. (The)*	2,574,801
2,037	BWX Technologies Inc.	124,481
905	Curtiss-Wright Corp.	158,185
5,670	General Dynamics Corp.	1,292,250
1,057	HEICO Corp.	175,007
1,838	HEICO Corp., Class A Shares	239,216
1,983	Hexcel Corp.	144,660
8,643	Howmet Aerospace Inc.	364,562
916	Huntington Ingalls Industries Inc.	197,123
4,427	L3Harris Technologies Inc.	934,938
5,449	Lockheed Martin Corp.	2,584,243
1,373	Mercury Systems Inc.*	71,863
11,713	Northrop Grumman Corp.	5,436,120
124,882	Raytheon Technologies Corp.	12,249,675
2,513	Spirit AeroSystems Holdings Inc., Class A Shares(a)	85,894
4,856	Textron Inc.	352,206

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 11.4% — (continued)

Aerospace & Defense — 1.7% — (continued)
1,196	TransDigm Group Inc.	$889,669
1,396	Woodward Inc.	138,204

	Total Aerospace & Defense .	28,328,185

Air Freight & Logistics — 0.5%
2,725	CH Robinson Worldwide Inc.	272,391
3,716	Expeditors International of Washington Inc.	388,545
5,596	FedEx Corp.	1,137,219
2,423	GXO Logistics Inc.*	120,108
38,648	United Parcel Service Inc., Class B Shares	7,052,874

	Total Air Freight & Logistics .	8,971,137

Airlines — 0.1%
2,944	Alaska Air Group Inc.*	140,812
15,040	American Airlines Group Inc.*	240,339
630	Copa Holdings SA, Class A Shares*	58,181
14,909	Delta Air Lines Inc.*	571,611
7,948	JetBlue Airways Corp.*	65,968
13,793	Southwest Airlines Co.	463,169
7,596	United Airlines Holdings Inc.*	394,688

	Total Airlines	1,934,768

Building Products — 0.8%
1,511	Advanced Drainage Systems Inc.	134,071
2,041	Allegion PLC .	230,041
2,963	AO Smith Corp.	194,462
50,745	Armstrong World Industries Inc.	4,001,243
2,408	AZEK Co., Inc. (The), Class A Shares*	58,009
3,440	Builders FirstSource Inc.*	291,643
1,197	Carlisle Cos., Inc.	309,089
19,468	Carrier Global Corp.	876,644
3,018	Fortune Brands Innovations Inc.	186,965
1,316	Hayward Holdings Inc.*	16,200
16,046	Johnson Controls International PLC	1,006,405
748	Lennox International Inc.	190,613
5,247	Masco Corp.	275,100
2,880	Masterbrand Inc.*	28,051
2,162	Owens Corning	211,422
34,097	Trane Technologies PLC	6,306,922
2,620	Trex Co., Inc.*	133,961

	Total Building Products .	14,450,841

Commercial Services & Supplies — 0.9%
2,016	Cintas Corp.	883,955
1,209	Clean Harbors Inc.*	159,673
9,928	Copart Inc.*	699,527
1,448	Driven Brands Holdings Inc.*	40,508
3,122	IAA Inc.*	127,721
852	MSA Safety Inc.	114,466
4,804	Republic Services Inc., Class A Shares	619,380
5,399	Rollins Inc.	190,045
2,045	Stericycle Inc.*	97,506
1,250	Tetra Tech Inc.	171,112
79,503	Waste Management Inc.	11,906,369

	Total Commercial Services & Supplies	15,010,262

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 11.4% — (continued)

Construction & Engineering — 0.4%
3,066	AECOM	$264,780
1,402	MasTec Inc.*	137,003
4,782	MDU Resources Group Inc.	152,307
31,855	Quanta Services Inc.	5,141,397
496	Valmont Industries Inc.	157,395
4,642	WillScot Mobile Mini Holdings Corp.*	238,599

	Total Construction & Engineering .	6,091,481

Electrical Equipment — 0.7%
717	Acuity Brands Inc.	139,069
5,367	AMETEK Inc.	759,753
86,492	Bloom Energy Corp., Class A Shares*	1,876,011
6,168	ChargePoint Holdings Inc.*(a)	70,068
35,254	Eaton Corp. PLC .	6,166,982
13,763	Emerson Electric Co	1,138,338
1,471	Generac Holdings Inc.*	176,535
1,247	Hubbell Inc., Class B Shares	313,670
3,851	nVent Electric PLC	176,530
12,177	Plug Power Inc.*(a)	181,072
1,560	Regal Rexnord Corp.	245,918
2,675	Rockwell Automation Inc.	788,938
3,413	Sensata Technologies Holding PLC	172,630
4,946	Sunrun Inc.*	118,902
6,772	Vertiv Holdings Co., Class A Shares	110,045

	Total Electrical Equipment	12,434,461

Industrial Conglomerates — 0.6%
12,851	3M Co.	1,384,567
25,529	General Electric Co.	2,162,561
35,856	Honeywell International Inc.	6,865,707

	Total Industrial Conglomerates .	10,412,835

Machinery — 1.8%
1,447	AGCO Corp.	203,752
2,110	Allison Transmission Holdings Inc.	100,225
12,132	Caterpillar Inc.	2,906,221
1,121	Crane Holdings Co	134,273
3,283	Cummins Inc.	798,032
6,429	Deere & Co.	2,695,294
2,892	Donaldson Co., Inc.	182,919
30,768	Dover Corp.	4,612,123
1,137	Esab Corp.	66,685
3,086	Flowserve Corp.	107,053
8,247	Fortive Corp.	549,745
2,333	Gates Industrial Corp. PLC*	32,755
3,908	Graco Inc.	271,762
1,769	IDEX Corp.	397,990
7,124	Illinois Tool Works Inc.	1,661,032
9,461	Ingersoll Rand Inc.	549,400
1,961	ITT Inc.	178,235
1,305	Lincoln Electric Holdings Inc.	219,149
1,252	Middleby Corp. (The)*	194,674
1,332	Nordson Corp.	292,561
1,555	Oshkosh Corp.	138,690
129,449	Otis Worldwide Corp.	10,953,974

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 11.4% — (continued)

Machinery — 1.8% — (continued)
11,920	PACCAR Inc.	$860,624
2,981	Parker-Hannifin Corp.	1,048,865
3,848	Pentair PLC .	215,257
1,224	Snap-on Inc.	304,384
3,439	Stanley Black & Decker Inc.	294,413
1,370	Timken Co. (The)	117,067
2,430	Toro Co. (The)	268,369
4,216	Westinghouse Air Brake Technologies Corp.	439,855
4,172	Xylem Inc.	428,256

	Total Machinery	31,223,634

Marine — 0.0%@
1,332	Kirby Corp.*	96,610

Professional Services — 1.0%
3,057	Booz Allen Hamilton Holding Corp., Class A Shares	289,590
546	CACI International Inc., Class A Shares*	159,978
10,980	Clarivate PLC*	111,227
77,579	CoStar Group Inc.*	5,481,732
5,475	Dun & Bradstreet Holdings Inc.	65,755
2,831	Equifax Inc.	573,363
806	FTI Consulting Inc.*	148,070
2,977	Jacobs Solutions Inc.	355,752
3,092	KBR Inc.	170,400
3,172	Leidos Holdings Inc.	307,906
1,126	ManpowerGroup Inc.	95,575
2,402	Robert Half International Inc.	193,649
1,242	Science Applications International Corp.	132,447
4,482	TransUnion .	293,257
51,720	Verisk Analytics Inc., Class A Shares	8,849,809

	Total Professional Services	17,228,510

Road & Rail — 1.1%
663	Avis Budget Group Inc.*	145,634
48,961	CSX Corp.	1,492,821
4,858	Hertz Global Holdings Inc.*	89,922
1,919	JB Hunt Transport Services Inc.	346,936
3,633	Knight-Swift Transportation Holdings Inc., Class A Shares	206,500
841	Landstar System Inc.	152,044
7,195	Lyft Inc., Class A Shares*	71,950
5,385	Norfolk Southern Corp.	1,210,656
2,314	Old Dominion Freight Line Inc.	785,048
2,383	RXO Inc.*	49,018
1,077	Ryder System Inc.	105,449
1,269	Schneider National Inc., Class B Shares	35,608
312,958	Uber Technologies Inc.*	10,408,983
219	U-Haul Holding Co.	14,062
1,806	U-Haul Holding Co.-Non Voting	100,468
14,328	Union Pacific Corp.	2,969,908
2,383	XPO Inc.*	79,497

	Total Road & Rail	18,264,504

Trading Companies & Distributors — 1.8%
73,409	AerCap Holdings NV*	4,583,658
58,617	Air Lease Corp., Class A Shares	2,536,944
1,659	Core & Main Inc., Class A Shares*	38,671

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 11.4% — (continued)

Trading Companies & Distributors — 1.8% — (continued)
13,408	Fastenal Co	$691,316
1,017	MSC Industrial Direct Co., Inc., Class A Shares	85,957
1,048	SiteOne Landscape Supply Inc.*	155,460
26,362	United Rentals Inc.	12,351,388
85,746	Univar Solutions Inc.*	2,979,673
767	Watsco Inc.	233,713
1,058	WESCO International Inc.*	175,184
9,109	WW Grainger Inc.	6,088,729

	Total Trading Companies & Distributors .	29,920,693

	TOTAL INDUSTRIALS .	194,367,921

INFORMATION TECHNOLOGY — 25.9%

Communications Equipment — 1.0%
5,731	Arista Networks Inc.*	794,890
3,484	Ciena Corp.*	167,998
176,207	Cisco Systems Inc.	8,531,943
72,445	CommScope Holding Co., Inc.*	524,502
1,387	F5 Inc.*	198,313
7,442	Juniper Networks Inc.	229,065
1,536	Lumentum Holdings Inc.*	82,652
20,635	Motorola Solutions Inc.	5,423,084
142	Ubiquiti Inc.	38,099
1,717	ViaSat Inc.*	54,532

	Total Communications Equipment	16,045,078

Electronic Equipment, Instruments & Components — 1.0%
13,642	Amphenol Corp., Class A Shares	1,057,528
35,766	Arrow Electronics Inc.*	4,220,030
2,215	Avnet Inc.	99,033
3,149	CDW Corp.	637,421
4,046	Cognex Corp.	191,861
2,825	Coherent Corp.*	121,842
17,587	Corning Inc.	597,079
205,373	Flex Ltd.*	4,674,289
718	IPG Photonics Corp.*	88,486
2,996	Jabil Inc.	248,758
4,175	Keysight Technologies Inc.*	667,833
575	Littelfuse Inc.	148,770
2,917	National Instruments Corp.	147,338
23,923	TD SYNNEX Corp.	2,309,048
1,079	Teledyne Technologies Inc.*	464,046
5,733	Trimble Inc.*	298,460
3,671	Vontier Corp.	96,070
1,202	Zebra Technologies Corp., Class A Shares*	360,900

	Total Electronic Equipment, Instruments & Components .	16,428,792

IT Services — 6.0%
14,772	Accenture PLC, Class A Shares	3,922,705
5,129	Affirm Holdings Inc., Class A Shares*(a)	69,857
3,607	Akamai Technologies Inc.*	261,868
2,813	Amdocs Ltd.	257,699
9,734	Automatic Data Processing Inc.	2,139,728
12,489	Block Inc., Class A Shares*	958,281
2,717	Broadridge Financial Solutions Inc.	382,499
6,586	Cloudflare Inc., Class A Shares*	395,226

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 25.9% — (continued)

IT Services — 6.0% — (continued)
74,399	Cognizant Technology Solutions Corp., Class A Shares	$4,659,609
22,550	Concentrix Corp.	3,085,742
5,429	DXC Technology Co.*	150,600
1,278	EPAM Systems Inc.*	393,177
1,108	Euronet Worldwide Inc.*	120,606
74,695	Fidelity National Information Services Inc.	4,733,422
87,857	Fiserv Inc.*	10,111,462
1,673	FleetCor Technologies Inc.*	359,344
1,788	Gartner Inc.*	586,124
4,208	Genpact Ltd	200,848
62,000	Global Payments Inc.	6,956,400
959	Globant SA*	158,312
3,644	GoDaddy Inc., Class A Shares*	275,887
20,980	International Business Machines Corp.	2,712,714
1,690	Jack Henry & Associates Inc.	277,565
5,017	Kyndryl Holdings Inc.*	78,717
19,838	MasterCard Inc., Class A Shares	7,048,243
1,544	MongoDB Inc., Class A Shares*	323,499
3,523	Okta Inc., Class A Shares*	251,155
7,514	Paychex Inc.	829,546
70,953	PayPal Holdings Inc.*	5,222,141
1,131	Shift4 Payments Inc., Class A Shares*	72,949
7,145	Snowflake Inc., Class A Shares*	1,103,045
5,138	SS&C Technologies Holdings Inc.	301,601
2,055	Thoughtworks Holding Inc.*	15,125
5,937	Toast Inc., Class A Shares*	112,328
4,056	Twilio Inc., Class A Shares*	272,604
49,549	VeriSign Inc.*	9,752,730
150,463	Visa Inc., Class A Shares	33,092,832
9,003	Western Union Co. (The)	116,679
984	WEX Inc.*	189,725
1,303	Wix.com Ltd.*	117,960

	Total IT Services	102,070,554

Semiconductors & Semiconductor Equipment — 6.0%
60,329	Advanced Micro Devices Inc.*	4,740,653
1,543	Allegro MicroSystems Inc.*	67,398
82,079	Analog Devices Inc.	15,059,034
25,583	Applied Materials Inc.	2,971,465
5,770	ASML Holding NV, Class REG Shares, ADR	3,564,302
28,894	Broadcom Inc.	17,171,415
1,290	Cirrus Logic Inc.*	132,547
3,048	Enphase Energy Inc.*	641,695
3,456	Entegris Inc.	294,555
2,474	First Solar Inc.*	418,452
1,526	GLOBALFOUNDRIES Inc.*(a)	99,709
146,502	Intel Corp.	3,652,295
3,305	KLA Corp.	1,253,851
3,189	Lam Research Corp.	1,549,886
3,160	Lattice Semiconductor Corp.*	268,474
19,769	Marvell Technology Inc.	892,570
12,399	Microchip Technology Inc.	1,004,691
25,311	Micron Technology Inc.	1,463,482
1,318	MKS Instruments Inc.	127,754
1,057	Monolithic Power Systems Inc.	511,894

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 25.9% — (continued)

Semiconductors & Semiconductor Equipment — 6.0% — (continued)
118,380	NVIDIA Corp.	$27,483,101
10,105	ON Semiconductor Corp.*	782,228
2,385	Qorvo Inc.*	240,623
26,123	QUALCOMM Inc.	3,226,974
92,838	Skyworks Solutions Inc.	10,357,936
3,647	Teradyne Inc.	368,858
21,156	Texas Instruments Inc.	3,627,196
1,042	Universal Display Corp.	141,556
2,867	Wolfspeed Inc.*(a)	212,101

	Total Semiconductors & Semiconductor Equipment .	102,326,695

Software — 8.1%
31,879	Adobe Inc.*	10,327,202
1,354	Alteryx Inc., Class A Shares*	88,430
2,026	ANSYS Inc.*	615,114
4,675	AppLovin Corp., Class A Shares*	63,112
643	Aspen Technology Inc.*	136,322
17,018	Atlassian Corp., Class A Shares*	2,796,568
5,071	Autodesk Inc.*	1,007,557
3,992	Bentley Systems Inc., Class B Shares	161,516
2,303	BILL Holdings Inc.*	194,903
3,599	Black Knight Inc.*	214,500
6,355	Cadence Design Systems Inc.*	1,226,134
4,082	CCC Intelligent Solutions Holdings Inc.*	36,575
3,187	Ceridian HCM Holding Inc.*	232,428
2,999	Confluent Inc., Class A Shares*	73,146
27,302	Crowdstrike Holdings Inc., Class A Shares*	3,295,078
6,184	Datadog Inc., Class A Shares*	473,200
4,601	DocuSign Inc., Class A Shares*	282,271
1,456	Dolby Laboratories Inc., Class A Shares	119,800
1,757	DoubleVerify Holdings Inc., Class Rights Shares*	46,156
6,379	Dropbox Inc., Class A Shares*	130,132
4,665	Dynatrace Inc.*	198,402
1,847	Elastic NV*	109,010
565	Fair Isaac Corp.*	382,725
1,630	Five9 Inc.*	107,580
15,031	Fortinet Inc.*	893,443
239,411	Gen Digital Inc.	4,670,909
1,866	Guidewire Software Inc.*	131,012
1,078	HubSpot Inc.*	417,035
854	Informatica Inc., Class A Shares*	14,731
18,634	Intuit Inc.	7,587,392
1,574	Jamf Holding Corp.*	33,400
1,470	Manhattan Associates Inc.*	211,312
228,542	Microsoft Corp.	57,002,946
1,692	nCino Inc.*	46,107
2,949	NCR Corp.*	75,288
1,155	New Relic Inc.*	84,280
5,151	Nutanix Inc., Class A Shares*	145,516
91,336	Oracle Corp.	7,982,766
42,845	Palantir Technologies Inc., Class A Shares*	335,905
49,607	Palo Alto Networks Inc.*	9,344,471
1,192	Paycom Software Inc.*	344,560
1,077	Paycor HCM Inc.*	26,677
931	Paylocity Holding Corp.*	179,320

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 25.9% — (continued)

Software — 8.1% — (continued)
936	Pegasystems Inc.	$43,412
1,689	Procore Technologies Inc.*	113,146
2,453	PTC Inc.*	307,434
1,968	RingCentral Inc., Class A Shares*	65,023
2,460	Roper Technologies Inc.	1,058,292
46,316	Salesforce Inc.*	7,577,761
4,139	SentinelOne Inc., Class A Shares*	66,183
15,374	ServiceNow Inc.*	6,644,182
2,876	Smartsheet Inc., Class A Shares*	126,602
29,884	Splunk Inc.*	3,063,110
3,552	Synopsys Inc.*	1,292,076
2,455	Teradata Corp.*	100,066
958	Tyler Technologies Inc.*	307,757
8,985	UiPath Inc., Class A Shares*	133,337
24,453	Unity Software Inc.*(a)	744,349
4,925	VMware Inc., Class A Shares*	542,390
19,273	Workday Inc., Class A Shares*	3,574,563
5,882	Zoom Video Communications Inc., Class A Shares*	438,738
1,965	Zscaler Inc.*	257,710

	Total Software .	138,301,062

Technology Hardware, Storage & Peripherals — 3.8%
404,765	Apple Inc.	59,666,409
5,779	Dell Technologies Inc., Class C Shares .	234,859
29,938	Hewlett Packard Enterprise Co	467,332
23,443	HP Inc.	692,037
5,061	NetApp Inc.	326,688
6,551	Pure Storage Inc., Class A Shares*	186,965
88,574	Western Digital Corp.*	3,408,327

	Total Technology Hardware, Storage & Peripherals .	64,982,617

	TOTAL INFORMATION TECHNOLOGY .	440,154,798

MATERIALS — 2.8%

Chemicals — 1.6%
5,161	Air Products & Chemicals Inc.	1,475,943
2,726	Albemarle Corp.	693,249
1,185	Ashland Inc.	120,609
4,989	Axalta Coating Systems Ltd.*	148,672
42,582	Celanese Corp., Class A Shares	4,949,306
4,560	CF Industries Holdings Inc.	391,659
3,596	Chemours Co. (The)	122,911
16,665	Corteva Inc.	1,038,063
16,407	Dow Inc.	938,480
67,660	DuPont de Nemours Inc.	4,941,210
2,826	Eastman Chemical Co	240,775
5,780	Ecolab Inc.	921,159
5,097	Element Solutions Inc.	104,692
2,933	FMC Corp.	378,797
19,812	Ginkgo Bioworks Holdings Inc.*	29,124
4,180	Huntsman Corp.	122,641
5,936	International Flavors & Fragrances Inc.	553,235
11,518	Linde PLC	4,012,526
5,985	LyondellBasell Industries NV, Class A Shares	574,500
7,920	Mosaic Co. (The)	421,265
130	NewMarket Corp.	44,655

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 2.8% — (continued)

Chemicals — 1.6% — (continued)
2,983	Olin Corp.	$172,268
5,489	PPG Industries Inc.	724,877
2,972	RPM International Inc.	263,408
968	Scotts Miracle-Gro Co. (The)	79,860
17,474	Sherwin-Williams Co. (The)	3,867,870
4,188	Valvoline Inc.	147,418
736	Westlake Corp.	87,687

	Total Chemicals .	27,566,859

Construction Materials — 0.5%
834	Eagle Materials Inc.	117,027
1,448	Martin Marietta Materials Inc.	521,092
36,905	Vulcan Materials Co	6,676,483

	Total Construction Materials .	7,314,602

Containers & Packaging — 0.4%
34,933	Amcor PLC .	389,154
1,535	AptarGroup Inc.	179,165
532	Ardagh Group SA, Class A Shares*(c)(d) .	4,538
3,600	Ardagh Metal Packaging SA	17,352
1,896	Avery Dennison Corp.	345,432
7,182	Ball Corp.	403,700
68,405	Berry Global Group Inc.	4,247,950
2,693	Crown Holdings Inc.	232,971
7,197	Graphic Packaging Holding Co	171,289
8,293	International Paper Co	301,782
2,126	Packaging Corp. of America	290,667
3,411	Sealed Air Corp.	165,843
1,870	Silgan Holdings Inc.	99,858
2,277	Sonoco Products Co	134,480
5,902	WestRock Co	185,323

	Total Containers & Packaging .	7,169,504

Metals & Mining — 0.3%
4,177	Alcoa Corp.	204,422
11,899	Cleveland-Cliffs Inc.*	253,806
33,221	Freeport-McMoRan Inc.	1,361,064
2,235	MP Materials Corp.*(a)	78,225
18,514	Newmont Corp.	807,396
5,972	Nucor Corp.	999,952
1,379	Reliance Steel & Aluminum Co.	341,771
1,531	Royal Gold Inc.	181,867
2,027	Southern Copper Corp.	149,370
4,595	SSR Mining Inc.	62,722
3,863	Steel Dynamics Inc.	487,163
5,244	United States Steel Corp.	160,624

	Total Metals & Mining	5,088,382

Paper & Forest Products — 0.0%@
1,622	Louisiana-Pacific Corp.	94,903

	TOTAL MATERIALS .	47,234,250

REAL ESTATE — 2.6%

Equity Real Estate Investment Trusts (REITs) — 2.5%
3,773	Alexandria Real Estate Equities Inc.	565,120
7,168	American Homes 4 Rent, Class A Shares	222,351

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 2.6% — (continued)

Equity Real Estate Investment Trusts (REITs) — 2.5% — (continued)
10,817	American Tower Corp.	$2,141,874
6,287	Americold Realty Trust Inc.	184,838
3,378	Apartment Income REIT Corp.	127,688
3,253	AvalonBay Communities Inc.	561,208
3,650	Boston Properties Inc.	239,002
7,028	Brixmor Property Group Inc.	159,114
2,414	Camden Property Trust .	277,031
3,533	Cousins Properties Inc.	86,523
91,974	Crown Castle Inc.	12,025,601
5,205	CubeSmart	244,583
6,682	Digital Realty Trust Inc.	696,465
4,107	Douglas Emmett Inc.	58,032
975	EastGroup Properties Inc.	159,188
1,614	EPR Properties	65,916
6,683	Equinix Inc.	4,599,708
4,136	Equity LifeStyle Properties Inc.	283,357
65,560	Equity Residential	4,098,811
1,514	Essex Property Trust Inc.	345,283
3,086	Extra Space Storage Inc.	508,110
1,873	Federal Realty Investment Trust	199,999
3,111	First Industrial Realty Trust Inc.	164,105
5,686	Gaming and Leisure Properties Inc.	306,362
8,862	Healthcare Realty Trust Inc., Class A Shares	172,809
12,558	Healthpeak Properties Inc.	302,145
2,392	Highwoods Properties Inc.	63,388
16,486	Host Hotels & Resorts Inc.	276,965
3,404	Hudson Pacific Properties Inc.	31,419
14,213	Invitation Homes Inc.	444,298
6,722	Iron Mountain Inc.	354,586
2,293	JBG SMITH Properties	39,554
2,593	Kilroy Realty Corp.	93,400
14,065	Kimco Realty Corp.	289,880
2,017	Lamar Advertising Co., Class A Shares	210,898
1,962	Life Storage Inc.	236,460
13,927	Medical Properties Trust Inc.(a)	143,448
2,674	Mid-America Apartment Communities Inc.	428,107
4,151	National Retail Properties Inc.	188,123
2,067	National Storage Affiliates Trust .	87,434
5,540	Omega Healthcare Investors Inc.(a)	148,417
5,285	Park Hotels & Resorts Inc.	72,669
21,460	Prologis Inc.	2,648,164
3,642	Public Storage	1,088,776
3,496	Rayonier Inc.	117,396
14,619	Realty Income Corp.	934,885
3,990	Regency Centers Corp.	250,971
4,277	Rexford Industrial Realty Inc.	258,587
2,484	SBA Communications Corp., Class A Shares	644,225
7,598	Simon Property Group Inc.	927,640
1,438	SL Green Realty Corp.	48,964
3,247	Spirit Realty Capital Inc.	133,711
2,833	Sun Communities Inc.	405,516
7,540	UDR Inc.	323,014
9,298	Ventas Inc.	452,348
22,406	VICI Properties Inc., Class A Shares	751,273
3,867	Vornado Realty Trust	76,489

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 2.6% — (continued)

Equity Real Estate Investment Trusts (REITs) — 2.5% — (continued)
11,019	Welltower Inc.	$816,728
17,139	Weyerhaeuser Co.	535,594
4,802	WP Carey Inc.	389,730

	Total Equity Real Estate Investment Trusts (REITs)	42,708,280

Real Estate Management & Development — 0.1%
7,342	CBRE Group Inc., Class A Shares*	625,098
873	Howard Hughes Corp. (The)*	72,564
1,115	Jones Lang LaSalle Inc.*	194,523
11,366	Opendoor Technologies Inc.*	16,367
3,138	WeWork Inc., Class A Shares*(a)	3,640
1,224	Zillow Group Inc., Class A Shares*	50,612
3,574	Zillow Group Inc., Class C Shares*	150,108

	Total Real Estate Management & Development .	1,112,912

	TOTAL REAL ESTATE .	43,821,192

UTILITIES — 1.9%

Electric Utilities — 1.4%
5,838	Alliant Energy Corp.	299,314
11,983	American Electric Power Co., Inc.	1,054,145
1,711	Avangrid Inc.	66,780
7,606	Constellation Energy Corp.	569,613
17,949	Duke Energy Corp.	1,691,873
75,358	Edison International	4,989,453
4,728	Entergy Corp.	486,369
5,177	Evergy Inc.	304,459
8,027	Eversource Energy	604,915
23,139	Exelon Corp.	934,584
12,648	FirstEnergy Corp.	500,102
2,582	Hawaiian Electric Industries Inc.	104,442
1,201	IDACORP Inc.	124,183
71,499	NextEra Energy Inc.	5,078,574
105,345	NRG Energy Inc.	3,454,263
4,666	OGE Energy Corp.	166,670
38,349	PG&E Corp.*	599,011
2,629	Pinnacle West Capital Corp.	193,705
17,166	PPL Corp.	464,684
25,349	Southern Co. (The)	1,598,508
12,704	Xcel Energy Inc.	820,297

	Total Electric Utilities .	24,105,944

Gas Utilities — 0.0%@
3,214	Atmos Energy Corp.	362,571
2,094	National Fuel Gas Co	119,944
4,880	UGI Corp.	181,683

	Total Gas Utilities .	664,198

Independent Power & Renewable Electricity Producers — 0.0%@
15,538	AES Corp. (The)	383,478
2,849	Brookfield Renewable Corp., Class A Shares	79,345
9,170	Vistra Corp.	201,648

	Total Independent Power & Renewable Electricity Producers	664,471

Multi-Utilities — 0.4%
5,995	Ameren Corp.	495,846
14,676	CenterPoint Energy Inc.	408,286

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value

UTILITIES — 1.9% — (continued)

Multi-Utilities — 0.4% — (continued)
6,743		CMS Energy Corp.	$397,635
8,267		Consolidated Edison Inc.	738,656
19,399		Dominion Energy Inc.	1,078,972
4,493		DTE Energy Co	492,927
9,456		NiSource Inc.	259,378
11,599		Public Service Enterprise Group Inc.	700,928
7,332		Sempra Energy .	1,099,507
7,351		WEC Energy Group Inc.	651,740

		Total Multi-Utilities	6,323,875

Water Utilities — 0.1%
4,238		American Water Works Co., Inc.	594,931
5,389		Essential Utilities Inc.	230,541

		Total Water Utilities .	825,472

		TOTAL UTILITIES	32,583,960

		TOTAL COMMON STOCKS (Cost — $958,732,305) .	1,617,895,301

CLOSED END MUTUAL FUND SECURITY — 2.1%

FINANCIALS — 2.1%

Capital Markets — 2.1%
488,300		iShares® Core S&P U.S. Value ETF, Common Class Shares(a) (Cost — $35,499,459)	35,860,752

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $994,231,764)	1,653,756,053

Face Amount†

SHORT-TERM INVESTMENTS (e) — 3.0%

MONEY MARKET FUND — 0.4%
$6,576,238		Invesco STIT — Government & Agency Portfolio, 4.444%, Institutional Class(f) (Cost — $6,576,238) .	6,576,238

TIME DEPOSITS — 2.6%
26,344,987		ANZ National Bank — London, 3.920% due 3/1/23 .	26,344,987
38,715	CAD	BBH — Grand Cayman, 3.330% due 3/1/23	28,372
1,431,622		Citibank — New York, 3.920% due 3/1/23	1,431,622
17,444,210		JPMorgan Chase & Co. — New York, 3.920% due 3/1/23 .	17,444,210
4,465		Sumitomo Mitsui Banking Corp. — Tokyo, 3.920% due 3/1/23	4,465

		TOTAL TIME DEPOSITS (Cost — $45,253,656) .	45,253,656

		TOTAL SHORT-TERM INVESTMENTS (Cost — $51,829,894) .	51,829,894

		TOTAL INVESTMENTS — 100.2% (Cost — $1,046,061,658)	1,705,585,947

		Liabilities in Excess of Other Assets — (0.2)%	(3,257,512)

		TOTAL NET ASSETS — 100.0%	$1,702,328,435

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund
(b)	Affiliated security (See Note 2). As of February 28, 2023, total cost and total market value of affiliated securities amounted to $728,168 and $2,773,410, respectively.
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.6%.
(f)	Represents investments of collateral received from securities lending transactions.

At February 28, 2023, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,046,061,658	$ 721,211,103	$ (61,727,316)	$ 659,483,787

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	25.9%
Health Care .	14.5
Financials	11.8
Consumer Discretionary	11.5
Industrials .	11.4
Communication Services	6.8
Consumer Staples	5.1
Energy .	3.0
Materials .	2.8
Real Estate .	2.6
Utilities .	1.9
Short-Term Investments	2.7

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2023, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index March Futures	57	3/23	$11,383,687	$11,330,175	$(53,512)
S&P MidCap 400 E-mini Index March Futures .	4	3/23	1,028,270	1,041,280	13,010

					$(40,502)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At February 28, 2023, Large Cap Equity Fund had deposited cash of $650,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 94.5%

COMMUNICATION SERVICES — 2.0%

Diversified Telecommunication Services — 0.2%
801	Anterix Inc.*	$24,190
382	ATN International Inc.	16,063
868	Bandwidth Inc., Class A Shares*	13,801
4,518	Charge Enterprises Inc.*	5,105
1,655	Cogent Communications Holdings Inc.	107,145
2,589	Consolidated Communications Holdings Inc.*	7,845
1,244	EchoStar Corp., Class A Shares*	24,830
9,296	Frontier Communications Parent Inc.*	254,338
25,763	Globalstar Inc.*	32,977
600	IDT Corp., Class B Shares*	18,246
4,707	Iridium Communications Inc.*	288,869
2,029	Liberty Latin America Ltd., Class A Shares*	17,896
5,035	Liberty Latin America Ltd., Class C Shares*	44,207
1,120	Ooma Inc.*	14,661
3,089	Radius Global Infrastructure Inc., Class A Shares*	42,103

	Total Diversified Telecommunication Services	912,276

Entertainment — 0.7%
20,067	AMC Entertainment Holdings Inc., Class A Shares*(a)	143,278
4,030	Cinemark Holdings Inc.*	54,848
35,050	Endeavor Group Holdings Inc., Class A Shares*	781,966
1,635	IMAX Corp.*	30,150
409	Liberty Media Corp-Liberty Braves, Class A Shares*	14,008
1,471	Liberty Media Corp-Liberty Braves, Class C Shares*	49,234
955	Liberty Media Corp-Liberty Formula One, Class A Shares*	58,026
7,601	Liberty Media Corp-Liberty Formula One, Class C Shares*	515,880
2,537	Lions Gate Entertainment Corp., Class A Shares*	26,918
90,574	Lions Gate Entertainment Corp., Class B Shares*	901,211
1,072	Madison Square Garden Entertainment Corp.*	64,888
745	Madison Square Garden Sports Corp., Class A Shares	142,399
809	Marcus Corp. (The)	13,017
3,300	Playstudios Inc.*	12,276
3,301	Playtika Holding Corp.*	31,690
992	Reservoir Media Inc.*	6,706
13,206	Skillz Inc., Class A Shares*	8,260
1,280	Vivid Seats Inc., Class A Shares*	9,818
10,117	World Wrestling Entertainment Inc., Class A Shares(a)	849,828

	Total Entertainment	3,714,401

Interactive Media & Services — 0.2%
654	Arena Group Holdings Inc. (The)*	5,140
3,266	Bumble Inc., Class A Shares*	78,972
3,718	Cargurus Inc., Class A Shares*	63,392
2,700	Cars.com Inc.*	51,840
1,882	DHI Group Inc.*	7,980
2,993	Eventbrite Inc., Class A Shares*	26,219
770	EverQuote Inc., Class A Shares*	10,510
7,693	fuboTV Inc.*	14,694
2,987	IAC Inc.*	155,145
847	MediaAlpha Inc., Class A Shares*	12,824
1,027	Outbrain Inc.*	4,539
1,999	QuinStreet Inc.*	33,923
882	Shutterstock Inc.	66,344
3,936	TripAdvisor Inc.*	84,899

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.0% — (continued)

Interactive Media & Services — 0.2% — (continued)
2,364	TrueCar Inc.*	$5,508
5,844	Vimeo Inc.*	22,383
8,399	Vinco Ventures Inc.*	4,116
2,634	Yelp Inc., Class A Shares*	79,073
1,697	Ziff Davis Inc.*	134,029
2,653	ZipRecruiter Inc., Class A Shares*	45,260

	Total Interactive Media & Services	906,790

Media — 0.9%
2,665	Advantage Solutions Inc.*	5,863
7,521	Altice USA Inc., Class A Shares*	29,783
1,217	AMC Networks Inc., Class A Shares*	27,212
4,856	Audacy Inc., Class A Shares*	1,044
862	Boston Omaha Corp., Class A Shares*	20,766
1,273	Cable One Inc.	879,147
1,317	Cardlytics Inc.*	7,178
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	24,585
47,650	Criteo SA, ADR*	1,579,597
422	Cumulus Media Inc., Class A Shares*	2,287
41	Daily Journal Corp.*	12,451
2,331	Entravision Communications Corp., Class A Shares	15,291
2,008	EW Scripps Co. (The), Class A Shares*	25,341
690	Gambling.com Group Ltd.*	6,748
4,982	Gannett Co., Inc.*	15,095
3,030	Gray Television Inc.	35,451
4,494	iHeartMedia Inc., Class A Shares*	32,626
2,245	Innovid Corp.*	3,794
1,380	Integral Ad Science Holding Corp.*	15,070
15,038	Interpublic Group of Cos., Inc. (The)	534,450
1,653	John Wiley & Sons Inc., Class A Shares	73,542
841	Loyalty Ventures Inc.*	1,480
4,806	Magnite Inc.*	53,491
6,180	New York Times Co. (The), Class A Shares	237,930
14,797	News Corp., Class A Shares	253,769
4,153	News Corp., Class B Shares	71,681
1,380	Nexstar Media Group Inc., Class A Shares	256,542
1,765	PubMatic Inc., Class A Shares*	26,793
3,493	Quotient Technology Inc.*	13,204
1,081	Scholastic Corp.	49,304
1,502	Sinclair Broadcast Group Inc., Class A Shares	24,438
2,811	Stagwell Inc.*	19,283
1,022	TechTarget Inc.*	38,560
8,340	TEGNA Inc.	145,116
945	Thryv Holdings Inc.*	22,529
2,259	WideOpenWest Inc.*	24,691

	Total Media	4,586,132

Wireless Telecommunication Services — 0.0%@
2,094	Gogo Inc.*	34,467
2,391	KORE Group Holdings Inc.*	4,113
1,859	Shenandoah Telecommunications Co.	36,288
3,650	Telephone & Data Systems Inc.	46,318
522	United States Cellular Corp.*	12,596

	Total Wireless Telecommunication Services	133,782

	TOTAL COMMUNICATION SERVICES	10,253,381

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.9%

Auto Components — 0.5%
3,670	Adient PLC*	$156,783
4,445	American Axle & Manufacturing Holdings Inc.*	39,116
9,017	BorgWarner Inc.	453,375
5,000	Dana Inc.	79,200
1,023	Dorman Products Inc.*	95,170
1,582	Fox Factory Holding Corp.*	185,885
9,181	Gentex Corp.	262,118
1,285	Gentherm Inc.*	81,610
10,862	Goodyear Tire & Rubber Co. (The)*	123,392
2,083	Holley Inc.*	4,541
964	LCI Industries	108,749
2,282	Lear Corp.	318,681
9,434	Luminar Technologies Inc., Class A Shares*(a)	84,434
1,949	Modine Manufacturing Co.*	47,575
670	Motorcar Parts of America Inc.*	8,770
849	Patrick Industries Inc.	61,850
9,650	QuantumScape Corp., Class A Shares*(a)	92,351
5,627	Solid Power Inc.*	19,019
760	Standard Motor Products Inc.	29,617
946	Stoneridge Inc.*	22,524
1,039	Visteon Corp.*	173,555
836	XPEL Inc.*	55,853

	Total Auto Components	2,504,168

Automobiles — 0.1%
5,022	Canoo Inc.*	3,759
8,459	Cenntro Electric Group Ltd.*	4,581
4,785	Faraday Future Intelligent Electric Inc.*	2,546
6,576	Fisker Inc.*(a)	48,860
5,118	Harley-Davidson Inc.	243,361
5,872	Lordstown Motors Corp., Class A Shares*	6,107
13,089	Mullen Automotive Inc.*	3,037
1,962	Thor Industries Inc.	178,522
1,183	Winnebago Industries Inc.	75,191
6,490	Workhorse Group Inc.*	13,369

	Total Automobiles	579,333

Distributors — 0.1%
1,421	Funko Inc., Class A Shares*	15,361
1,466	Pool Corp.	523,157
348	Weyco Group Inc.	9,222

	Total Distributors	547,740

Diversified Consumer Services — 0.4%
2,764	2U Inc.*	24,765
8,133	ADT Inc.	61,323
1,725	Adtalem Global Education Inc.*	67,482
753	American Public Education Inc.*	8,313
7,635	Beachbody Co., Inc. (The)*	4,928
2,223	Bright Horizons Family Solutions Inc.*	175,261
552	Carriage Services Inc., Class A Shares	18,724
4,806	Chegg Inc.*	76,367
4,291	Coursera Inc.*	48,360
876	Duolingo Inc., Class A Shares*	79,532
1,062	European Wax Center Inc., Class A Shares	19,604

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.9% — (continued)

Diversified Consumer Services — 0.4% — (continued)
3,159	Frontdoor Inc.*	$89,242
133	Graham Holdings Co., Class B Shares	83,346
1,166	Grand Canyon Education Inc.*	132,096
6,090	H&R Block Inc.	224,112
4,829	Laureate Education Inc., Class A Shares	57,272
2,966	Mister Car Wash Inc.*	27,376
3,366	Nerdy Inc.*	8,449
2,476	OneSpaWorld Holdings Ltd.*	28,697
2,348	Perdoceo Education Corp.*	32,367
4,188	Rover Group Inc., Class A Shares*	17,506
5,706	Service Corp. International	385,326
876	Strategic Education Inc.	74,679
1,561	Stride Inc.*	66,296
2,574	Udemy Inc.*	24,299
1,399	Universal Technical Institute Inc.*	10,157
3,681	Vivint Smart Home Inc.*	41,374
2,394	WW International Inc.*	8,762

	Total Diversified Consumer Services	1,896,015

Hotels, Restaurants & Leisure — 2.1%
2,156	Accel Entertainment Inc., Class A Shares*	19,727
8,839	Aramark	325,275
1,358	Bally’s Corp.*	26,821
43	Biglari Holdings Inc., Class B Shares*	7,731
912	BJ’s Restaurants Inc.*	29,184
3,395	Bloomin’ Brands Inc.	88,610
536	Bluegreen Vacations Holding Corp., Class A Shares	17,779
1,093	Bowlero Corp.*	16,810
2,870	Boyd Gaming Corp.	186,923
1,681	Brinker International Inc.*	63,878
1,124	Century Casinos Inc.*	10,408
1,880	Cheesecake Factory Inc. (The)	70,387
1,230	Choice Hotels International Inc.	145,583
5,424	Churchill Downs Inc.	1,333,111
673	Chuy’s Holdings Inc.*	24,060
812	Cracker Barrel Old Country Store Inc.	88,476
1,609	Dave & Buster’s Entertainment Inc.*	64,392
1,906	Denny’s Corp.*	22,243
533	Dine Brands Global Inc.	40,865
756	El Pollo Loco Holdings Inc.	9,049
3,136	Everi Holdings Inc.*	59,553
1,341	F45 Training Holdings Inc.*	2,776
640	First Watch Restaurant Group Inc.*	9,779
1,323	Full House Resorts Inc.*	12,807
752	Golden Entertainment Inc.*	30,915
3,214	Hilton Grand Vacations Inc.*	153,436
1,833	Hyatt Hotels Corp., Class A Shares*	213,068
625	Inspired Entertainment Inc.*	9,881
54,728	International Game Technology PLC	1,453,576
803	Jack in the Box Inc.	62,955
2,731	Krispy Kreme Inc.	35,530
164	Kura Sushi USA Inc., Class A Shares*	10,270
1,798	Life Time Group Holdings Inc.*	32,490
3,563	Light & Wonder Inc., Class A Shares*	223,079
1,085	Lindblad Expeditions Holdings Inc.*	9,309

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.9% — (continued)

Hotels, Restaurants & Leisure — 2.1% — (continued)
1,421	Marriott Vacations Worldwide Corp.	$217,399
537	Monarch Casino & Resort Inc.	39,534
496	NEOGAMES SA*	7,713
1,393	Noodles & Co., Class A Shares*	8,135
15,787	Norwegian Cruise Line Holdings Ltd.*(a)	233,963
786	ONE Group Hospitality Inc. (The)*	6,681
1,259	Papa John’s International Inc.	105,693
5,758	Penn Entertainment Inc.*	175,792
11,801	Planet Fitness Inc., Class A Shares*	956,471
1,075	Portillo’s Inc., Class A Shares*(a)	24,424
318	RCI Hospitality Holdings Inc.	26,639
1,982	Red Rock Resorts Inc., Class A Shares	86,554
2,470	Rush Street Interactive Inc.*	10,349
1,213	Ruth’s Hospitality Group Inc.	22,623
9,390	SeaWorld Entertainment Inc.*	606,594
1,367	Shake Shack Inc., Class A Shares*	76,265
2,921	Six Flags Entertainment Corp.*	77,114
6,049	Sonder Holdings Inc.*	6,231
3,601	Sweetgreen Inc., Class A Shares*	31,401
999	Target Hospitality Corp.*	14,815
2,567	Texas Roadhouse Inc., Class A Shares	260,653
3,006	Travel + Leisure Co.	126,102
4,673	Vacasa Inc., Class A Shares*	6,776
1,537	Vail Resorts Inc.	358,874
6,452	Wendy’s Co. (The)	141,686
8,032	Wingstop Inc.	1,368,251
3,306	Wyndham Hotels & Resorts Inc.	254,628
4,025	Wynn Resorts Ltd.*	436,189
803	Xponential Fitness Inc., Class A Shares*	20,388

	Total Hotels, Restaurants & Leisure	10,618,673

Household Durables — 1.0%
803	Aterian Inc.*	964
971	Beazer Homes USA Inc.*	14,478
346	Cavco Industries Inc.*	98,610
1,095	Century Communities Inc.	65,492
1,032	Dream Finders Homes Inc., Class A Shares*	12,415
824	Ethan Allen Interiors Inc.	24,349
4,982	GoPro Inc., Class A Shares*	25,857
993	Green Brick Partners Inc.*	30,982
914	Helen of Troy Ltd.*	102,999
162	Hovnanian Enterprises Inc., Class A Shares*	11,034
919	Installed Building Products Inc.	106,034
1,016	iRobot Corp.*	41,747
14,916	KB Home	526,087
1,696	La-Z-Boy Inc.	54,916
368	Legacy Housing Corp.*	7,345
5,180	Leggett & Platt Inc.	178,658
786	LGI Homes Inc.*	81,988
500	Lifetime Brands Inc.	3,960
483	Lovesac Co. (The)*	13,906
976	M/I Homes Inc.*	56,452
2,176	MDC Holdings Inc.	80,512
1,364	Meritage Homes Corp.*	148,990
1,982	Mohawk Industries Inc.*	203,849

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.9% — (continued)

Household Durables — 1.0% — (continued)
49,353	Newell Brands Inc.	$724,995
8,782	PulteGroup Inc.	480,112
2,062	Purple Innovation Inc., Class A Shares*	8,908
2,062	Skyline Champion Corp.*	141,061
815	Snap One Holdings Corp.*	9,527
24,711	Sonos Inc.*	480,135
3,911	Taylor Morrison Home Corp., Class A Shares*	140,131
19,058	Tempur Sealy International Inc.	814,539
4,022	Toll Brothers Inc.	241,079
1,209	TopBuild Corp.*	250,976
1,614	Traeger Inc.*	6,424
3,793	Tri Pointe Homes Inc.*	90,425
1,934	Tupperware Brands Corp.*	7,929
475	Universal Electronics Inc.*	6,042
2,930	Vizio Holding Corp., Class A Shares*	30,032
2,174	Vuzix Corp.*(a)	9,022

	Total Household Durables	5,332,961

Internet & Direct Marketing Retail — 0.2%
39,002	1-800-Flowers.com Inc., Class A Shares*	386,120
1,301	1stdibs.com Inc.*	6,609
34	aka Brands Holding Corp.*	48
5,855	BARK Inc.*	7,904
1,761	CarParts.com Inc.*	11,041
12,514	Chewy Inc., Class A Shares*(a)	507,443
24,353	ContextLogic Inc., Class A Shares*	11,853
362	Duluth Holdings Inc., Class B Shares*	2,176
1,179	Groupon Inc., Class A Shares*(a)	8,854
617	Lands’ End Inc.*	4,689
1,170	Lulu’s Fashion Lounge Holdings Inc.*	3,568
1,751	Overstock.com Inc.*	33,917
610	PetMed Express Inc.	11,456
14,475	Qurate Retail Inc., Class A Shares*	30,542
3,636	RealReal Inc. (The)*	4,909
1,430	Rent the Runway Inc., Class A Shares*	4,876
1,569	Revolve Group Inc., Class A Shares*	42,489
629	RumbleON Inc., Class B Shares*	5,718
3,079	Stitch Fix Inc., Class A Shares*	14,348
3,143	ThredUp Inc., Class A Shares*	4,997
3,021	Wayfair Inc., Class A Shares*(a)	122,320
1,261	Xometry Inc., Class A Shares*	38,347

	Total Internet & Direct Marketing Retail	1,264,224

Leisure Products — 0.4%
1,314	Acushnet Holdings Corp.	63,414
4,531	AMMO Inc.*	8,835
9,020	BRP Inc.	779,869
2,743	Brunswick Corp.	239,793
970	Clarus Corp.	9,603
182	Johnson Outdoors Inc., Class A Shares	11,805
1,748	Latham Group Inc.*	5,559
812	Malibu Boats Inc., Class A Shares*	48,525
338	Marine Products Corp.	4,326
691	MasterCraft Boat Holdings Inc.*	23,335
13,631	Mattel Inc.*	245,222

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.9% — (continued)

Leisure Products — 0.4% — (continued)
11,726	Peloton Interactive Inc., Class A Shares*	$151,500
2,101	Polaris Inc.(a)	238,989
2,040	Smith & Wesson Brands Inc.	22,318
740	Solo Brands Inc., Class A Shares*	3,056
723	Sturm Ruger & Co., Inc.	42,129
5,391	Topgolf Callaway Brands Corp.*	124,963
2,094	Vista Outdoor Inc.*	59,805
3,230	YETI Holdings Inc.*	125,905

	Total Leisure Products	2,208,951

Multiline Retail — 0.1%
998	Big Lots Inc.	14,321
152	Dillard’s Inc., Class A Shares	54,174
1,092	Franchise Group Inc.	30,369
4,392	Kohl’s Corp.	123,152
10,209	Macy’s Inc.	208,876
4,339	Nordstrom Inc.	84,524
2,422	Ollie’s Bargain Outlet Holdings Inc.*	139,362

	Total Multiline Retail	654,778

Specialty Retail — 2.1%
1,426	Aaron’s Co., Inc. (The)	20,463
1,916	Abercrombie & Fitch Co., Class A Shares*	56,350
2,945	Academy Sports & Outdoors Inc.	174,197
5,877	American Eagle Outfitters Inc.	84,452
216	America’s Car-Mart Inc.*	18,351
3,445	Arko Corp.	27,629
850	Asbury Automotive Group Inc.*	193,035
1,337	AutoNation Inc.*	182,514
3,286	Bed Bath & Beyond Inc.*(a)	4,633
720	Big 5 Sporting Goods Corp.(a)	6,358
1,138	Boot Barn Holdings Inc.*	88,138
1,198	Buckle Inc. (The)	48,866
597	Build-A-Bear Workshop Inc.*	12,507
13,460	Caleres Inc.	351,441
1,361	Camping World Holdings Inc., Class A Shares	31,072
19,154	CarMax Inc.*	1,322,392
4,351	Carvana Co., Class A Shares*(a)	40,986
597	Cato Corp. (The), Class A Shares	5,522
41,408	Chico’s FAS Inc.*	238,096
6,125	Children’s Place Inc. (The)*	256,454
297	Citi Trends Inc.*	8,328
707	Conn’s Inc.*	6,059
1,274	Container Store Group Inc. (The)*	5,542
33,811	Designer Brands Inc., Class A Shares	331,010
1,732	Destination XL Group Inc.*	10,357
2,029	Dick’s Sporting Goods Inc.	260,990
3,005	EVgo Inc.*(a)	17,820
4,601	Express Inc.*	4,693
2,079	Five Below Inc.*	424,740
14,959	Floor & Decor Holdings Inc., Class A Shares*	1,373,386
3,001	Foot Locker Inc.	131,204
10,433	GameStop Corp., Class A Shares*(a)	200,627
7,264	Gap Inc. (The)	94,505
483	Genesco Inc.*	21,720

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.9% — (continued)

Specialty Retail — 2.1% — (continued)
531	Group 1 Automotive Inc.	$117,388
2,023	GrowGeneration Corp.*	8,567
1,249	Guess? Inc.	26,279
560	Haverty Furniture Cos., Inc.	21,134
493	Hibbett Inc.	35,461
452	JOANN Inc.	1,641
6,090	Leslie’s Inc.*	76,795
1,028	Lithia Motors Inc., Class A Shares	262,325
960	LL Flooring Holdings Inc.*	4,848
884	MarineMax Inc.*	29,685
17,118	Monro Inc.	863,432
823	Murphy USA Inc.	209,939
24,235	National Vision Holdings Inc.*	905,420
10,791	ODP Corp. (The)*	488,616
516	OneWater Marine Inc., Class A Shares*	14,355
991	Penske Automotive Group Inc.	142,853
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	33,671
713	RH*	213,208
4,000	Sally Beauty Holdings Inc.*	64,360
641	Shoe Carnival Inc.	16,890
1,775	Signet Jewelers Ltd.	127,125
910	Sleep Number Corp.*	36,273
658	Sonic Automotive Inc., Class A Shares	37,434
1,503	Sportsman’s Warehouse Holdings Inc.*	13,512
617	Tile Shop Holdings Inc.*	3,369
885	Tilly’s Inc., Class A Shares*	7,682
416	Torrid Holdings Inc.*	1,136
434	TravelCenters of America Inc.*	36,608
1,813	Upbound Group Inc.	48,679
2,493	Urban Outfitters Inc.*	67,186
3,071	Victoria’s Secret & Co.*	121,734
6,707	Volta Inc.*	5,754
3,198	Warby Parker Inc., Class A Shares*	41,606
2,571	Williams-Sonoma Inc.(a)	321,169
105	Winmark Corp.	30,660
368	Zumiez Inc.*	8,560

	Total Specialty Retail	10,499,791

Textiles, Apparel & Luxury Goods — 0.9%
4,134	Allbirds Inc., Class A Shares*	11,823
4,769	Capri Holdings Ltd.*	236,399
13,051	Carter’s Inc.	983,915
1,431	Columbia Sportswear Co.	124,783
2,286	Crocs Inc.*	278,229
1,005	Deckers Outdoor Corp.*	418,432
2,073	Ermenegildo Zegna NV(a)	26,990
1,694	Fossil Group Inc.*	7,335
1,577	G-III Apparel Group Ltd.*	26,202
13,309	Hanesbrands Inc.	75,595
2,166	Kontoor Brands Inc.	112,957
555	Movado Group Inc.	19,214
589	Oxford Industries Inc.	69,272
1,080	PLBY Group Inc.*	2,300
2,451	PVH Corp.	196,668
1,553	Ralph Lauren Corp., Class A Shares	183,549

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.9% — (continued)

Textiles, Apparel & Luxury Goods — 0.9% — (continued)
279	Rocky Brands Inc.	$7,427
5,075	Skechers USA Inc., Class A Shares*	225,888
2,835	Steven Madden Ltd.	102,911
468	Superior Group of Cos., Inc.	5,419
9,227	Tapestry Inc.	401,467
6,905	Under Armour Inc., Class A Shares*	68,567
7,567	Under Armour Inc., Class C Shares*	66,590
548	Unifi Inc.*	5,672
40,014	Wolverine World Wide Inc.	670,235

	Total Textiles, Apparel & Luxury Goods	4,327,839

	TOTAL CONSUMER DISCRETIONARY	40,434,473

CONSUMER STAPLES — 4.1%

Beverages — 0.1%
366	Boston Beer Co., Inc. (The), Class A Shares*	118,511
2,100	Celsius Holdings Inc.*	190,680
183	Coca-Cola Consolidated Inc.	101,904
1,312	Duckhorn Portfolio Inc. (The)*	20,008
548	MGP Ingredients Inc.	55,589
871	National Beverage Corp.*	40,632
6,114	Primo Water Corp.	94,645
1,476	Vintage Wine Estates Inc.*	2,258
1,232	Vita Coco Co., Inc. (The)*(a)	20,833

	Total Beverages	645,060

Food & Staples Retailing — 0.4%
6,561	Albertsons Cos., Inc., Class A Shares	130,433
1,190	Andersons Inc. (The)	54,300
5,205	BJ’s Wholesale Club Holdings Inc.*	373,719
1,417	Casey’s General Stores Inc.	294,665
1,302	Chefs’ Warehouse Inc. (The)*	42,380
1,609	Fresh Market Inc.*(b)(c)	—
3,416	Grocery Outlet Holding Corp.*	92,403
1,410	HF Foods Group Inc.*	5,471
551	Ingles Markets Inc., Class A Shares	49,259
321	Natural Grocers by Vitamin Cottage Inc.	3,524
5,774	Performance Food Group Co.*	326,751
933	PriceSmart Inc.	65,049
2,441	Rite Aid Corp.*	9,422
1,338	SpartanNash Co.	35,805
4,005	Sprouts Farmers Market Inc.*	121,311
2,231	United Natural Foods Inc.*	90,869
7,628	US Foods Holding Corp.*	286,279
334	Village Super Market Inc., Class A Shares	7,458
639	Weis Markets Inc.	48,845

	Total Food & Staples Retailing	2,037,943

Food Products — 1.3%
185	Alico Inc.	4,762
2,617	AppHarvest Inc.*	2,669
2,926	B&G Foods Inc.(a)	37,072
7,743	Benson Hill Inc.*	17,267
2,282	Beyond Meat Inc.*(a)	40,711
1,347	BRC Inc., Class A Shares*	8,971
13,365	Calavo Growers Inc.	431,289

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 4.1% — (continued)

Food Products — 1.3% — (continued)
5,931	Cal-Maine Foods Inc.	$336,881
6,194	Darling Ingredients Inc.*	391,894
7,152	Flowers Foods Inc.	199,398
1,134	Fresh Del Monte Produce Inc.	35,472
1,763	Freshpet Inc.*	109,623
22,146	Hain Celestial Group Inc. (The)*	394,863
5,002	Hostess Brands Inc., Class A Shares*	123,549
2,499	Ingredion Inc.	248,401
3,772	J&J Snack Foods Corp.	532,644
366	John B Sanfilippo & Son Inc.	32,856
5,563	Lamb Weston Holdings Inc.	559,860
760	Lancaster Colony Corp.	145,905
954	Lifecore Biomedical Inc.*	5,524
2,182	Local Bounti Corp.*	1,497
23,462	Mission Produce Inc.*	270,282
1,820	Pilgrim’s Pride Corp.*	42,570
2,164	Post Holdings Inc.*	194,673
9	Seaboard Corp.	35,550
203	Seneca Foods Corp., Class A Shares*	11,287
3,320	Simply Good Foods Co. (The)*	127,123
1,258	Sovos Brands Inc.*	16,442
3,519	SunOpta Inc.*	27,026
1,831	Tattooed Chef Inc.*(a)	2,307
576	Tootsie Roll Industries Inc.	25,361
31,127	TreeHouse Foods Inc.*	1,518,686
42,714	Utz Brands Inc.	700,510
969	Vital Farms Inc.*	15,659
1,493	Whole Earth Brands Inc.*	5,136

	Total Food Products	6,653,720

Household Products — 1.7%
362	Central Garden & Pet Co.*	14,661
1,525	Central Garden & Pet Co., Class A Shares*	58,606
12,323	Clorox Co. (The)	1,915,487
2,608	Energizer Holdings Inc.	94,488
175,005	Henkel AG & Co. KGaA, ADR	3,107,808
26,019	Kimberly-Clark Corp.	3,253,676
2,256	Reynolds Consumer Products Inc.	61,904
1,540	Spectrum Brands Holdings Inc.	98,591
530	WD-40 Co.	91,918

	Total Household Products	8,697,139

Personal Products — 0.5%
3,719	Beauty Health Co.(The)*	46,897
29,229	Beiersdorf AG, ADR	696,527
5,106	BellRing Brands Inc.*	157,673
13,483	Coty Inc., Class A Shares*	152,358
1,997	Edgewell Personal Care Co.	85,272
1,873	elf Beauty Inc.*	140,007
28,239	Herbalife Nutrition Ltd.*(a)	546,425
1,752	Honest Co., Inc. (The)*	4,888
677	Inter Parfums Inc.	81,518
412	Medifast Inc.	46,197
462	Nature’s Sunshine Products Inc.*	5,008
16,184	Nu Skin Enterprises Inc., Class A Shares	644,770

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 4.1% — (continued)

Personal Products — 0.5% — (continued)
5,174	Olaplex Holdings Inc.*	$25,456
416	USANA Health Sciences Inc.*	25,284
2,601	Veru Inc.*(a)	10,287

	Total Personal Products	2,668,567

Tobacco — 0.1%
6,185	22nd Century Group Inc.*	5,588
514	Turning Point Brands Inc.	12,285
971	Universal Corp.	49,123
5,374	Vector Group Ltd.	71,313

	Total Tobacco	138,309

	TOTAL CONSUMER STAPLES	20,840,738

ENERGY — 4.0%

Energy Equipment & Services — 1.4%
5,249	Archrock Inc.	58,107
7,992	Borr Drilling Ltd.*	57,782
999	Bristow Group Inc.*	27,213
2,293	Cactus Inc., Class A Shares	105,363
23,493	ChampionX Corp.	718,181
3,649	Diamond Offshore Drilling Inc.*	43,350
699	DMC Global Inc.*	18,712
11,969	Dril-Quip Inc.*	409,938
2,928	Expro Group Holdings NV*	66,554
5,447	Helix Energy Solutions Group Inc.*	45,101
3,850	Helmerich & Payne Inc.	162,008
6,678	ION Geophysical Corp.*(b)(c)	–
5,116	Liberty Energy Inc., Class A Shares	78,019
341	Nabors Industries Ltd.*	51,256
1,206	National Energy Services Reunited Corp.*	7,791
3,902	Newpark Resources Inc.*	17,286
165,026	NexTier Oilfield Solutions Inc.*	1,506,687
3,174	Noble Corp. PLC*	132,324
14,782	NOV Inc.	323,430
47,253	Oceaneering International Inc.*	987,115
37,196	Oil States International Inc.*	339,600
26,596	Patterson-UTI Energy Inc.	364,365
852	ProFrac Holding Corp., Class A Shares*(a)	16,299
3,242	ProPetro Holding Corp.*	28,562
2,568	RPC Inc.	22,521
2,960	Select Energy Services Inc., Class A Shares	21,963
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	11,984
45,156	TechnipFMC PLC*	690,435
81,401	TETRA Technologies Inc.*	289,788
1,780	Tidewater Inc.*	86,935
2,766	US Silica Holdings Inc.*	33,579
2,356	Valaris Ltd.*	158,441
2,735	Weatherford International PLC*	182,206

	Total Energy Equipment & Services	7,062,895

Oil, Gas & Consumable Fuels — 2.6%
979	Aemetis Inc.*	3,495
2,981	Alto Ingredients Inc.*	8,705
1,554	Amplify Energy Corp.*	13,023
12,983	Antero Midstream Corp.	136,841

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 4.0% — (continued)

Oil, Gas & Consumable Fuels — 2.6% — (continued)
10,809	Antero Resources Corp.*	$283,196
12,376	APA Corp.	474,991
552	Arch Resources Inc.	86,857
1,403	Ardmore Shipping Corp.	25,464
3,004	Berry Corp.	28,328
2,821	California Resources Corp.	119,046
1,893	Callon Petroleum Co.*	73,373
387	Centrus Energy Corp., Class A Shares*	17,341
4,630	Chesapeake Energy Corp.	374,150
1,577	Chord Energy Corp.	212,296
2,749	Civitas Resources Inc.	192,897
6,419	Clean Energy Fuels Corp.*	35,946
31,142	CNX Resources Corp.*	478,030
3,476	Comstock Resources Inc.	42,199
1,335	CONSOL Energy Inc.	73,065
1,205	Crescent Energy Co., Class A Shares	13,906
1,304	CVR Energy Inc.	41,376
2,704	Delek US Holdings Inc.	68,060
1,958	Denbury Inc.*	163,238
21,721	Devon Energy Corp.	1,171,196
5,288	DHT Holdings Inc.	61,182
6,385	Diamondback Energy Inc.	897,603
1,250	Dorian LPG Ltd.	27,438
3,603	DT Midstream Inc.	180,871
1,587	Earthstone Energy Inc., Class A Shares*	22,139
481	Empire Petroleum Corp.*	6,253
5,943	Energy Fuels Inc.*(a)	39,878
1,173	Enviva Inc.	51,096
14,036	EQT Corp.	465,715
15,852	Equitrans Midstream Corp.	95,588
696	Excelerate Energy Inc., Class A Shares	15,041
1,152	FLEX LNG Ltd.	39,963
4,836	Frontline PLC	91,304
8,472	Gevo Inc.*	15,673
3,911	Golar LNG Ltd.*	89,288
1,457	Green Plains Inc.*	50,514
410	Gulfport Energy Corp.*	27,109
5,186	HF Sinclair Corp.	257,848
287	HighPeak Energy Inc.(a)	7,677
1,896	International Seaways Inc.	97,530
677	Kinetik Holdings Inc., Class A Shares	20,141
17,461	Kosmos Energy Ltd.*	137,418
6,826	Magnolia Oil & Gas Corp., Class A Shares	149,148
4,255	Matador Resources Co.	228,876
5,571	Murphy Oil Corp.	217,380
101	NACCO Industries Inc., Class A Shares	3,776
2,101	New Fortress Energy Inc., Class A Shares	69,312
1,947	NextDecade Corp.*	13,746
8,222	Nordic American Tankers Ltd.	36,423
34,410	Northern Oil & Gas Inc.	1,068,086
9,635	Ovintiv Inc.	412,089
1,949	Par Pacific Holdings Inc.*	54,143
3,747	PBF Energy Inc., Class A Shares	163,781
17,257	PDC Energy Inc.	1,158,117
4,570	Peabody Energy Corp.*	124,761

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 4.0% — (continued)

Oil, Gas & Consumable Fuels — 2.6% — (continued)
7,932	Permian Resources Corp., Class A Shares	$85,745
46,573	Range Resources Corp.	1,254,677
708	Ranger Oil Corp., Class A Shares	29,382
618	REX American Resources Corp.*	20,400
427	Riley Exploration Permian Inc.	13,066
3,896	Ring Energy Inc.*	8,182
778	SandRidge Energy Inc.*	11,351
1,761	Scorpio Tankers Inc.	106,294
4,375	SFL Corp., Ltd.	45,150
505	SilverBow Resources Inc.*	12,433
2,726	Sitio Royalties Corp., Class A Shares	64,088
4,523	SM Energy Co.	133,474
41,771	Southwestern Energy Co.*	221,386
2,457	Talos Energy Inc.*	43,759
2,758	Teekay Corp.*	17,210
984	Teekay Tankers Ltd., Class A Shares*	44,428
18,515	Tellurian Inc.*	27,587
218	Texas Pacific Land Corp.	388,081
13,303	Uranium Energy Corp.*	49,221
7,355	Ur-Energy Inc.*(a)	7,870
4,463	VAALCO Energy Inc.	20,931
2,235	Vertex Energy Inc.*	21,165
717	Vital Energy Inc.*	36,847
897	Vitesse Energy Inc.*	15,599
3,524	W&T Offshore Inc.*	19,770
2,429	World Fuel Services Corp.	66,676

	Total Oil, Gas & Consumable Fuels	13,298,698

	TOTAL ENERGY	20,361,593

FINANCIALS — 12.6%

Banks — 5.0%
662	1st Source Corp.	32,981
385	ACNB Corp.	14,260
634	Amalgamated Financial Corp.	14,931
1,072	Amerant Bancorp Inc., Class A Shares	30,445
611	American National Bankshares Inc.	20,560
2,637	Ameris Bancorp	126,233
684	Arrow Financial Corp.	20,848
6,031	Associated Banc-Corp.	139,618
2,875	Atlantic Union Bankshares Corp.	107,698
12,800	Banc of California Inc.	224,640
787	BancFirst Corp.	71,027
1,521	Bancorp Inc. (The)*	52,611
274	Bank First Corp.	22,339
1,647	Bank of Hawaii Corp.	123,294
722	Bank of Marin Bancorp	20,938
1,991	Bank of NT Butterfield & Son Ltd. (The)	71,975
4,316	Bank OZK	198,665
60,365	BankUnited Inc.	2,138,128
327	Bankwell Financial Group Inc.	9,869
6,735	Banner Corp.	424,170
692	Bar Harbor Bankshares	20,670
565	Baycom Corp.	11,599
599	BCB Bancorp Inc.	10,393
10,478	Berkshire Hills Bancorp Inc.	304,491

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.6% — (continued)

Banks — 5.0% — (continued)
1,144	Blue Ridge Bankshares Inc.	$14,003
1,184	BOK Financial Corp.	123,941
2,584	Brookline Bancorp Inc.	33,489
842	Business First Bancshares Inc.	17,547
1,141	Byline Bancorp Inc.	28,126
5,119	Cadence Bank	135,961
308	Cambridge Bancorp	24,495
653	Camden National Corp.	26,871
572	Capital Bancorp Inc.	11,617
553	Capital City Bank Group Inc.	19,726
779	Capstar Financial Holdings Inc.	13,477
965	Carter Bankshares Inc.*	16,762
2,985	Cathay General Bancorp	128,116
770	Central Pacific Financial Corp.	17,271
635	Citizens & Northern Corp.	14,288
423	City Holding Co.	41,539
855	Civista Bancshares Inc.	18,237
817	CNB Financial Corp.	19,477
417	Coastal Financial Corp.*	19,245
731	Colony Bankcorp Inc.	9,189
2,495	Columbia Banking System Inc.	74,176
16,736	Comerica Inc.	1,173,194
6,588	Commerce Bancshares Inc.	435,796
1,556	Community Bank System Inc.	94,994
720	Community Trust Bancorp Inc.	30,780
1,640	ConnectOne Bancorp Inc.	39,770
1,541	CrossFirst Bankshares Inc.*	21,805
3,292	Cullen/Frost Bankers Inc.	433,951
1,161	Customers Bancorp Inc.*	35,759
5,019	CVB Financial Corp.	120,105
1,259	Dime Community Bancshares Inc.	38,576
919	Eagle Bancorp Inc.	40,261
5,425	East West Bancorp Inc.	413,439
5,871	Eastern Bankshares Inc.	92,057
361	Enterprise Bancorp Inc.	12,776
1,380	Enterprise Financial Services Corp.	75,155
673	Equity Bancshares Inc., Class A Shares	20,230
286	Esquire Financial Holdings Inc.	13,153
603	Farmers & Merchants Bancorp Inc.	15,618
1,431	Farmers National Banc Corp.	20,392
1,482	FB Financial Corp.	55,857
794	Financial Institutions Inc.	19,818
7,578	First Bancorp	145,813
605	First Bancorp Inc. (The)	17,714
916	First Bancshares Inc. (The)	28,680
727	First Bank	9,909
1,884	First Busey Corp.	45,480
371	First Business Financial Services Inc.	13,141
421	First Citizens BancShares Inc., Class A Shares	308,913
2,751	First Commonwealth Financial Corp.	44,044
805	First Community Bancshares Inc.	25,132
2,751	First Financial Bancorp	67,785
5,064	First Financial Bankshares Inc.	185,748
501	First Financial Corp.	22,019
1,919	First Foundation Inc.	28,919

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.6% — (continued)

Banks — 5.0% — (continued)
412	First Guaranty Bancshares Inc.	$8,450
5,096	First Hawaiian Inc.	139,376
20,203	First Horizon Corp.	500,428
355	First Internet Bancorp	9,589
3,435	First Interstate BancSystem Inc., Class A Shares	122,080
2,326	First Merchants Corp.	95,180
965	First Mid Bancshares Inc.	29,905
1,106	First of Long Island Corp. (The)	18,824
320	First Western Financial Inc.*	8,278
479	Five Star Bancorp	13,086
1,288	Flushing Financial Corp.	25,065
13,988	FNB Corp.	199,609
6,512	Fulton Financial Corp.	112,006
686	FVCBankcorp Inc.*	9,295
1,080	German American Bancorp Inc.	42,444
4,256	Glacier Bancorp Inc.	201,649
423	Great Southern Bancorp Inc.	24,614
344	Guaranty Bancshares Inc.	10,736
3,324	Hancock Whitney Corp.	163,275
722	Hanmi Financial Corp.	17,054
1,485	HarborOne Bancorp Inc.	20,300
538	HBT Financial Inc.	12,223
1,666	Heartland Financial USA Inc.	82,367
2,685	Heritage Commerce Corp.	32,515
843	Heritage Financial Corp.	23,494
1,958	Hilltop Holdings Inc.	64,947
7,252	Home BancShares Inc.	174,773
519	HomeStreet Inc.	13,094
769	HomeTrust Bancshares Inc.	22,509
3,457	Hope Bancorp Inc.	44,284
1,419	Horizon Bancorp Inc.	21,597
53,559	Huntington Bancshares Inc.	820,524
8,964	Independent Bank Corp.	654,489
1,461	Independent Bank Group Inc.	85,994
2,100	International Bancshares Corp.	101,913
587	John Marshall Bancorp Inc.	15,620
2,589	Lakeland Bancorp Inc.	49,838
924	Lakeland Financial Corp.	66,177
1,277	Live Oak Bancshares Inc.	44,133
1,098	Macatawa Bank Corp.	11,979
721	Mercantile Bank Corp.	24,939
734	Metrocity Bankshares Inc.	14,805
370	Metropolitan Bank Holding Corp.*	20,650
566	Mid Penn Bancorp Inc.	17,320
1,022	Midland States Bancorp Inc.	26,613
706	MidWestOne Financial Group Inc.	21,208
632	MVB Financial Corp.	17,247
28,007	National Bank Holdings Corp., Class A Shares	1,134,003
1,226	NBT Bancorp Inc.	49,763
468	Nicolet Bankshares Inc.*	34,847
287	Northeast Bank	12,651
3,558	Northwest Bancshares Inc.	49,172
2,438	OceanFirst Financial Corp.	57,829
1,444	OFG Bancorp	43,926
11,189	Old National Bancorp	197,710

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.6% — (continued)

Banks — 5.0% — (continued)
1,613	Old Second Bancorp Inc.	$26,744
970	Origin Bancorp Inc.	36,773
454	Orrstown Financial Services Inc.	10,442
22,509	Pacific Premier Bancorp Inc.	729,742
24,675	PacWest Bancorp	684,731
574	Park National Corp.	73,340
507	Parke Bancorp Inc.	10,348
914	Pathward Financial Inc.	46,623
540	PCB Bancorp	9,860
847	Peapack Gladstone Financial Corp.	31,466
1,230	Peoples Bancorp Inc.	38,265
386	Peoples Financial Services Corp.	19,126
2,867	Pinnacle Financial Partners Inc.	212,416
2,848	Popular Inc.	203,347
386	Preferred Bank	27,174
1,513	Premier Financial Corp.	37,553
950	Primis Financial Corp.	11,125
3,533	Prosperity Bancshares Inc.	259,640
640	QCR Holdings Inc.	34,234
663	RBB Bancorp	13,101
182	Red River Bancshares Inc.	9,211
1,640	Renasant Corp.	59,007
341	Republic Bancorp Inc., Class A Shares	15,175
1,597	Republic First Bancorp Inc.*	3,194
966	S&T Bancorp Inc.	35,993
1,724	Sandy Spring Bancorp Inc.	56,806
2,485	Seacoast Banking Corp. of Florida	75,817
1,971	ServisFirst Bancshares Inc.	145,755
747	Shore Bancshares Inc.	12,744
825	Sierra Bancorp	16,673
10,187	Signature Bank	1,172,014
1,089	Silvergate Capital Corp., Class A Shares*(a)	15,148
3,907	Simmons First National Corp., Class A Shares	86,853
655	SmartFinancial Inc.	17,882
410	South Plains Financial Inc.	10,779
313	Southern First Bancshares Inc.*	12,598
906	Southside Bancshares Inc.	34,600
2,873	SouthState Corp.	231,794
1,786	Stellar Bancorp Inc.	52,241
1,149	Stock Yards Bancorp Inc.	67,251
636	Summit Financial Group Inc.	16,199
5,512	Synovus Financial Corp.	230,457
26,191	Texas Capital Bancshares Inc.*	1,734,630
458	Third Coast Bancshares Inc.*	8,450
620	Tompkins Financial Corp.	46,370
20,817	Towne Bank	631,380
1,262	TriCo Bancshares	63,744
867	Triumph Financial Inc.*	52,757
1,807	Trustmark Corp.	53,126
1,756	UMB Financial Corp.	159,199
8,411	Umpqua Holdings Corp.	148,538
5,059	United Bankshares Inc.	206,255
22,910	United Community Banks Inc.	758,550
385	Unity Bancorp Inc.	10,168
1,298	Univest Financial Corp.	36,604

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.6% — (continued)

Banks — 5.0% — (continued)
346	USCB Financial Holdings Inc.*	$4,398
16,620	Valley National Bancorp	192,460
1,815	Veritex Holdings Inc.	48,388
2,534	Washington Federal Inc.	88,867
784	Washington Trust Bancorp Inc.	32,928
6,604	Webster Financial Corp.	350,804
2,198	WesBanco Inc.	79,458
761	West BanCorp.Inc.	16,027
757	Westamerica BanCorp.	41,726
4,018	Western Alliance Bancorp	298,296
2,309	Wintrust Financial Corp.	212,728
5,789	Zions Bancorp NA	293,039

	Total Banks	25,466,246

Capital Markets — 2.7%
1,439	Affiliated Managers Group Inc.	229,391
2,354	Artisan Partners Asset Management Inc., Class A Shares.	77,611
771	Assetmark Financial Holdings Inc.*	24,132
56	Associated Capital Group Inc., Class A Shares	2,017
1,748	Avantax Inc.*	49,975
777	B. Riley Financial Inc.(a)	30,909
467	Bakkt Holdings Inc.*(a)	682
12,092	BGC Partners Inc., Class A Shares	58,767
1,433	Brightsphere Investment Group Inc.	35,925
7,857	Carlyle Group Inc. (The)	270,281
4,049	Cboe Global Markets Inc.	510,862
13,657	Cohen & Steers Inc.	988,221
1,081	Cowen Inc., Class A Shares	42,148
116	Diamond Hill Investment Group Inc.	20,254
989	Donnelley Financial Solutions Inc.*	41,845
1,371	Evercore Inc., Class A Shares	179,848
1,449	FactSet Research Systems Inc.	600,683
3,343	Federated Hermes Inc., Class B Shares	131,547
2,238	Focus Financial Partners Inc., Class A Shares*	116,063
1,524	GCM Grosvenor Inc., Class A Shares	12,543
1,361	Hamilton Lane Inc., Class A Shares	105,886
1,946	Houlihan Lokey Inc., Class A Shares	186,232
14,179	Invesco Ltd	250,401
5,097	Janus Henderson Group PLC	139,964
7,627	Jefferies Financial Group Inc.	288,224
3,145	Lazard Ltd., Class A Shares	117,497
3,065	LPL Financial Holdings Inc.	764,901
1,434	MarketAxess Holdings Inc.	489,639
2,477	Moelis & Co., Class A Shares	106,090
4,827	Moody’s Corp.	1,400,554
942	Morningstar Inc.	195,305
16,177	Nasdaq Inc.	906,883
26,882	Northern Trust Corp.	2,561,048
4,245	Open Lending Corp., Class A Shares*	30,055
321	Oppenheimer Holdings Inc., Class A Shares	14,153
1,549	Perella Weinberg Partners, Class A Shares	15,660
662	Piper Sandler Cos	99,955
917	PJT Partners Inc., Class A Shares	72,333
21,100	Robinhood Markets Inc., Class A Shares*(a)	212,477
1,125	Sculptor Capital Management Inc., Class A Shares.	10,091

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.6% — (continued)

Capital Markets — 2.7% — (continued)
3,954	SEI Investments Co	$238,228
575	Silvercrest Asset Management Group Inc., Class A Shares.	10,229
38,880	SLR Investment Corp.(a)	573,869
23,697	StepStone Group Inc., Class A Shares	677,734
3,913	Stifel Financial Corp.	261,506
643	StoneX Group Inc.*	64,834
721	Victory Capital Holdings Inc., Class A Shares	24,485
3,833	Virtu Financial Inc., Class A Shares	70,451
270	Virtus Investment Partners Inc.	56,816
4,940	WisdomTree Inc.	29,492

	Total Capital Markets	13,398,696

Consumer Finance — 0.3%
163	Atlanticus Holdings Corp.*	5,224
7,671	Bread Financial Holdings Inc.	315,048
201	Consumer Portfolio Services Inc.*	2,223
261	Credit Acceptance Corp.*	115,973
679	Curo Group Holdings Corp.	1,983
882	Encore Capital Group Inc.*	45,582
1,206	Enova International Inc.*	58,792
1,735	EZCORP Inc., Class A Shares*	15,303
1,429	FirstCash Holdings Inc.	126,109
1,554	Green Dot Corp., Class A Shares*	29,417
3,916	LendingClub Corp.*	36,810
456	LendingTree Inc.*	15,016
7,413	Moneylion Inc.*(a)	4,958
3,982	Navient Corp.	71,875
567	Nelnet Inc., Class A Shares	53,224
1,164	NerdWallet Inc., Class A Shares*(a)	24,025
4,330	OneMain Holdings Inc., Class A Shares	186,580
788	Oportun Financial Corp.*	4,760
1,477	PRA Group Inc.*	62,861
1,910	PROG Holdings Inc.*	47,215
276	Regional Management Corp.	8,699
9,394	SLM Corp.	135,086
30,688	SoFi Technologies Inc.*(a)	202,541
2,676	Upstart Holdings Inc.*(a)	49,533
166	World Acceptance Corp.*	15,498

	Total Consumer Finance	1,634,335

Diversified Financial Services — 0.3%
766	Alerus Financial Corp.	15,320
820	A-Mark Precious Metals Inc.	24,034
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares.	19,453
2,744	Cannae Holdings Inc.*	61,959
2,479	Compass Diversified Holdings	53,968
2,949	Jackson Financial Inc., Class A Shares	133,826
14,418	Voya Financial Inc.(a)	1,073,997

	Total Diversified Financial Services	1,382,557

Insurance — 3.5%
1,747	Ambac Financial Group Inc.*	28,913
2,814	American Equity Investment Life Holding Co	117,203
2,615	American Financial Group Inc.	350,698
843	AMERISAFE Inc.	45,977

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.6% — (continued)

Insurance — 3.5% — (continued)
1,257	Argo Group International Holdings Ltd	$36,516
2,031	Assurant Inc.	258,729
2,186	Assured Guaranty Ltd	136,428
3,080	Axis Capital Holdings Ltd	187,018
10,643	Bright Health Group Inc.*	9,259
2,661	Brighthouse Financial Inc.*	153,886
9,055	Brown & Brown Inc.	507,714
54,719	BRP Group Inc., Class A Shares*	1,572,624
3,621	Chubb Ltd	764,103
4,472	CNO Financial Group Inc.	114,573
698	Crawford & Co., Class A Shares	3,853
558	Donegal Group Inc., Class A Shares	8,576
13,660	eHealth Inc.*	100,538
812	Employers Holdings Inc.	36,061
443	Enstar Group Ltd.*	108,318
964	Erie Indemnity Co., Class A Shares	226,916
1,923	Everest Re Group Ltd	738,374
3,845	First American Financial Corp.	218,319
14,737	Genworth Financial Inc., Class A Shares*	91,812
3,576	Globe Life Inc.	435,163
17,657	Goosehead Insurance Inc., Class A Shares*(a)	823,699
1,274	Greenlight Capital Re Ltd., Class A Shares*	11,695
1,399	Hanover Insurance Group Inc. (The)	195,133
3,522	Hartford Financial Services Group Inc. (The)	275,702
251	HCI Group Inc.	13,177
789	Hippo Holdings Inc.*	13,579
1,213	Horace Mann Educators Corp.	44,832
51	Investors Title Co	8,331
977	James River Group Holdings Ltd	23,546
2,477	Kemper Corp.	152,583
3,267	Kinsale Capital Group Inc.	1,041,193
1,985	Lemonade Inc.*	32,356
6,608	Lincoln National Corp.	209,606
1,096	Markel Corp.*	1,457,527
1,651	MBIA Inc.*	22,767
1,086	Mercury General Corp.	36,978
98	National Western Life Group Inc., Class A Shares.	26,439
380	NI Holdings Inc.*	5,259
10,894	Old Republic International Corp.	287,275
5,392	Oscar Health Inc., Class A Shares*	29,872
8,890	Palomar Holdings Inc.*	533,400
4,731	Primerica Inc.	908,068
1,532	ProAssurance Corp.	30,471
11,572	Reinsurance Group of America Inc., Class A Shares.	1,671,807
1,645	RenaissanceRe Holdings Ltd	353,510
1,527	RLI Corp.	210,589
453	Root Inc., Class A Shares*	2,270
3,209	Ryan Specialty Holdings Inc., Class A Shares*	135,163
412	Safety Insurance Group Inc.	33,244
2,331	Selective Insurance Group Inc.	236,666
6,025	Selectquote Inc.*	14,099
3,624	SiriusPoint Ltd.*	25,730
776	Stewart Information Services Corp.	32,972
845	Tiptree Inc.	13,605
11,159	Travelers Cos., Inc. (The)	2,065,754

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.6% — (continued)

Insurance — 3.5% — (continued)
758	Trean Insurance Group Inc.*	$4,616
1,502	Trupanion Inc.*	89,189
896	United Fire Group Inc.	25,572
1,053	Universal Insurance Holdings Inc.	20,354
7,644	Unum Group	340,540
96	White Mountains Insurance Group Ltd	138,583

	Total Insurance	17,849,322

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
773	AFC Gamma Inc.	11,974
21,887	AGNC Investment Corp.(a)	237,912
286	Angel Oak Mortgage Inc.	2,151
17,928	Annaly Capital Management Inc.	370,751
5,243	Apollo Commercial Real Estate Finance Inc.	60,242
6,336	Arbor Realty Trust Inc.(a)	95,547
1,995	Ares Commercial Real Estate Corp.	22,563
4,013	ARMOUR Residential REIT Inc.(a)	21,791
6,293	Blackstone Mortgage Trust Inc., Class A Shares	133,223
3,434	BrightSpire Capital Inc., Class A Shares	25,377
4,445	Broadmark Realty Capital Inc.	22,669
397	Chicago Atlantic Real Estate Finance Inc.	5,820
8,889	Chimera Investment Corp.	57,690
3,564	Claros Mortgage Trust Inc.	49,682
1,485	Dynex Capital Inc.	19,647
2,275	Ellington Financial Inc.	29,279
3,014	Franklin BSP Realty Trust Inc.	42,226
1,891	Granite Point Mortgage Trust Inc.	11,327
3,292	Hannon Armstrong Sustainable Infrastructure Capital Inc.	103,402
1,219	Invesco Mortgage Capital Inc.(a)	15,274
2,316	KKR Real Estate Finance Trust Inc.	33,582
4,624	Ladder Capital Corp., Class A Shares	52,251
3,899	MFA Financial Inc.	41,758
14,742	New York Mortgage Trust Inc.	39,361
510	Nexpoint Real Estate Finance Inc.	9,205
1,183	Orchid Island Capital Inc., Class A Shares	13,439
3,390	PennyMac Mortgage Investment Trust	44,172
2,841	Ready Capital Corp..	31,990
4,454	Redwood Trust Inc.	33,895
16,644	Rithm Capital Corp.	151,460
11,413	Starwood Property Trust Inc.	218,673
2,163	TPG RE Finance Trust Inc.	18,364
3,495	Two Harbors Investment Corp.	57,912

	Total Mortgage Real Estate Investment Trusts (REITs).	2,084,609

Thrifts & Mortgage Finance — 0.4%
2,274	Axos Financial Inc.*	107,765
936	Blue Foundry Bancorp*	11,457
835	Bridgewater Bancshares Inc.*	12,283
5,361	Capitol Federal Financial Inc.	44,979
1,351	Columbia Financial Inc.*	28,506
1,321	Enact Holdings Inc.	32,034
4,009	Essent Group Ltd	172,187
332	Federal Agricultural Mortgage Corp., Class C Shares.	47,097
613	Finance Of America Cos Inc., Class A Shares*	895
133	Greene County Bancorp Inc.	7,488

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.6% — (continued)

Thrifts & Mortgage Finance — 0.4% — (continued)
56	Hingham Institution for Savings	$15,943
353	Home Bancorp Inc.	13,961
437	Home Point Capital Inc.	686
2,369	Kearny Financial Corp.	23,785
760	Luther Burbank Corp.	8,839
586	Merchants Bancorp	17,726
11,277	MGIC Investment Corp.	155,171
2,590	Mr Cooper Group Inc.*	120,254
25,579	New York Community Bancorp Inc.	227,141
3,182	NMI Holdings Inc., Class A Shares*	74,268
1,560	Northfield Bancorp Inc.	22,948
1,096	PennyMac Financial Services Inc.	66,275
545	Pioneer Bancorp Inc.*	6,164
956	Provident Bancorp Inc.	8,767
2,206	Provident Financial Services Inc.	51,510
5,994	Radian Group Inc.	127,972
327	Southern Missouri Bancorp Inc.	15,134
1,036	Sterling Bancorp Inc.*	6,423
2,041	TFS Financial Corp.	29,574
651	TrustCo Bank Corp. NY	24,386
3,252	UWM Holdings Corp.	13,854
342	Velocity Financial Inc.*	3,297
1,203	Walker & Dunlop Inc.	104,938
1,083	Waterstone Financial Inc.	17,436
9,854	WSFS Financial Corp.	491,813

	Total Thrifts & Mortgage Finance	2,112,956

	TOTAL FINANCIALS	63,928,721

HEALTH CARE — 15.0%

Biotechnology — 2.9%
1,304	2seventy bio Inc.*	17,591
1,083	4D Molecular Therapeutics Inc.*	20,837
20,130	89bio Inc.*	274,171
354	Aadi Bioscience Inc.*	3,813
2,370	Absci Corp.*	5,024
4,595	ACADIA Pharmaceuticals Inc.*	95,071
5,051	Achillion Pharmaceuticals Inc.*(c)	2,323
1,213	Adicet Bio Inc.*	9,558
6,738	ADMA Biologics Inc.*	23,920
870	Aduro Biotech*(b)(c)	2,209
321	Aerovate Therapeutics Inc.*	7,887
4,001	Affimed NV*	3,638
12,811	Agenus Inc.*	26,391
2,066	Agios Pharmaceuticals Inc.*	52,290
1,309	Akero Therapeutics Inc.*	59,573
2,467	Alector Inc.*	21,068
61,981	Alkermes PLC*	1,657,372
2,827	Allogene Therapeutics Inc.*	17,951
1,036	Allovir Inc.*	6,993
460	Alpine Immune Sciences Inc.*	3,666
636	ALX Oncology Holdings Inc.*	4,210
10,647	Amicus Therapeutics Inc.*	140,434
711	AnaptysBio Inc.*	17,704
2,611	Anavex Life Sciences Corp.*	24,857
530	Anika Therapeutics Inc.*	16,801

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Biotechnology — 2.9% — (continued)
10,394	Apellis Pharmaceuticals Inc.*	$680,599
3,139	Arbutus Biopharma Corp.*	8,726
1,065	Arcellx Inc.*	29,831
998	Arcturus Therapeutics Holdings Inc.*	16,218
1,962	Arcus Biosciences Inc.*	35,728
19,856	Arcutis Biotherapeutics Inc.*	321,270
3,939	Arrowhead Pharmaceuticals Inc.*	127,230
12,410	Ascendis Pharma AS, ADR*	1,378,627
3,264	Atara Biotherapeutics Inc.*	13,219
944	Aura Biosciences Inc.*	9,431
5,694	Aurinia Pharmaceuticals Inc.*	51,758
2,161	Avid Bioservices Inc.*	35,570
2,126	Avidity Biosciences Inc.*	50,386
2,446	Beam Therapeutics Inc.*	98,427
7,114	BioCryst Pharmaceuticals Inc.*	62,959
2,262	Biohaven Ltd.*	34,563
654	Bioxcel Therapeutics Inc.*(a)	20,876
2,930	Bluebird Bio Inc.*	15,236
2,297	Blueprint Medicines Corp.*	97,324
3,861	Bridgebio Pharma Inc.*	44,093
1,683	C4 Therapeutics Inc.*	8,869
2,063	CareDx Inc.*	34,700
2,167	Caribou Biosciences Inc.*	13,197
3,721	Catalyst Pharmaceuticals Inc.*	56,782
1,757	Celldex Therapeutics Inc.*	75,182
2,149	Celularity Inc.*	1,474
1,003	Century Therapeutics Inc.*	4,524
2,229	Cerevel Therapeutics Holdings Inc.*	59,492
2,677	Chimerix Inc.*	4,230
1,895	Chinook Therapeutics Inc.*	41,349
1,004	CinCor Pharma Inc.*	26,104
2,240	Cogent Biosciences Inc.*	29,635
46,420	Coherus Biosciences Inc.*	314,263
1,958	Crinetics Pharmaceuticals Inc.*	38,455
3,943	CTI BioPharma Corp.*	21,529
1,436	Cullinan Oncology Inc.*	16,212
3,163	Cytokinetics Inc.*	137,148
1,077	Day One Biopharmaceuticals Inc.*	19,838
1,864	Deciphera Pharmaceuticals Inc.*	27,028
4,084	Denali Therapeutics Inc.*	110,881
1,220	Design Therapeutics Inc.*	8,625
4,541	Dynavax Technologies Corp.*	46,772
1,194	Dyne Therapeutics Inc.*	15,379
486	Eagle Pharmaceuticals Inc.*	13,608
2,361	Editas Medicine Inc., Class A Shares*	21,343
1,397	Eiger BioPharmaceuticals Inc.*	2,626
2,144	Emergent BioSolutions Inc.*	26,543
712	Enanta Pharmaceuticals Inc.*	34,532
8,679	EQRx Inc.*	19,615
2,775	Erasca Inc.*	9,990
6,742	Exact Sciences Corp.*	420,229
11,902	Exelixis Inc.*	203,286
3,113	Fate Therapeutics Inc.*	19,052
3,344	FibroGen Inc.*	74,237
784	Foghorn Therapeutics Inc.*	4,492

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Biotechnology — 2.9% — (continued)
1,906	Generation Bio Co.*	$7,548
14,735	Geron Corp.*	40,963
2,781	Gossamer Bio Inc.*	4,811
3,022	GreenLight Biosciences Holdings PBC*	1,451
5,060	Halozyme Therapeutics Inc.*	242,829
4,418	Heron Therapeutics Inc.*	10,471
532	HilleVax Inc.*	8,964
2,222	Humacyte Inc.*	6,799
1,045	Icosavax Inc.*	8,548
1,699	Ideaya Biosciences Inc.*	29,987
297	IGM Biosciences Inc.*	6,243
3,464	ImmunityBio Inc.*	8,452
8,182	ImmunoGen Inc.*	31,746
1,742	Immunovant Inc.*	30,433
1,253	Inhibrx Inc.*	30,147
8,887	Inovio Pharmaceuticals Inc.*	11,198
5,035	Insmed Inc.*	102,613
2,375	Instil Bio Inc.*	1,846
3,127	Intellia Therapeutics Inc.*	125,612
974	Intercept Pharmaceuticals Inc.*	19,655
1,936	Invivyd Inc.*	3,369
5,485	Ionis Pharmaceuticals Inc.*	196,911
5,299	Iovance Biotherapeutics Inc.*	38,630
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	59,415
1,000	iTeos Therapeutics Inc.*	17,710
17,571	IVERIC bio Inc.*	365,125
895	Janux Therapeutics Inc.*	14,884
1,329	Jounce Therapeutics Inc.*	1,488
871	KalVista Pharmaceuticals Inc.*	6,384
3,053	Karuna Therapeutics Inc.*	608,829
2,788	Karyopharm Therapeutics Inc.*	8,420
750	Keros Therapeutics Inc.*	39,915
1,957	Kezar Life Sciences Inc.*	12,310
1,073	Kiniksa Pharmaceuticals Ltd., Class A Shares*	13,799
890	Kinnate Biopharma Inc.*	4,699
1,361	Kodiak Sciences Inc.*	8,846
1,382	Kronos Bio Inc.*	2,405
808	Krystal Biotech Inc.*	66,183
2,417	Kura Oncology Inc.*	28,811
1,443	Kymera Therapeutics Inc.*	45,281
2,519	Lexicon Pharmaceuticals Inc.*	5,668
7,232	Lyell Immunopharma Inc.*	15,549
2,240	MacroGenics Inc.*	13,642
486	Madrigal Pharmaceuticals Inc.*	131,711
10,377	MannKind Corp.*	54,791
1,109	MeiraGTx Holdings PLC*	8,561
3,754	Mersana Therapeutics Inc.*	22,749
4,371	MiMedx Group Inc.*	21,025
1,660	Mirati Therapeutics Inc.*	76,094
765	Mirum Pharmaceuticals Inc.*	17,985
1,250	Monte Rosa Therapeutics Inc.*	7,600
900	Morphic Holding Inc.*	38,268
2,979	Myriad Genetics Inc.*	56,363
3,801	Natera Inc.*	184,539
3,627	Neurocrine Biosciences Inc.*	373,944

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Biotechnology — 2.9% — (continued)
1,590	Nkarta Inc.*	$6,678
2,945	Novavax Inc.*(a)	27,271
1,837	Nurix Therapeutics Inc.*	17,323
869	Nuvalent Inc., Class A Shares*	26,322
9,089	Ocugen Inc.*	9,054
19	Oncternal Therapeutics Inc.*(c)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	6,816
3,559	Outlook Therapeutics Inc.*	3,879
569	PepGen Inc.*	8,689
1,268	PMV Pharmaceuticals Inc.*	9,142
3,246	Point Biopharma Global Inc., Class A Shares*	24,313
1,097	Praxis Precision Medicines Inc.*	3,362
3,243	Precigen Inc.*	4,086
379	Prime Medicine Inc.*(a)	6,227
6,436	Prometheus Biosciences Inc.*	787,702
1,740	Protagonist Therapeutics Inc.*	28,223
1,370	Prothena Corp. PLC*	76,391
2,713	PTC Therapeutics Inc.*	118,477
1,002	Rallybio Corp.*	7,886
1,172	RAPT Therapeutics Inc.*	34,515
5,037	Recursion Pharmaceuticals Inc., Class A Shares*	41,052
1,451	REGENXBIO Inc.*	32,285
3,260	Relay Therapeutics Inc.*	52,649
1,540	Replimune Group Inc.*	33,726
2,779	REVOLUTION Medicines Inc.*	74,366
5,956	Rigel Pharmaceuticals Inc.*	8,994
35,696	Rocket Pharmaceuticals Inc.*	685,720
1,975	Sage Therapeutics Inc.*	82,239
3,358	Sana Biotechnology Inc.*	12,324
5,271	Sangamo Therapeutics Inc.*	16,077
3,210	Sarepta Therapeutics Inc.*	392,037
2,747	Seres Therapeutics Inc.*	13,872
1,449	SpringWorks Therapeutics Inc.*	46,223
672	Stoke Therapeutics Inc.*	5,974
1,648	Sutro Biopharma Inc.*	9,295
1,914	Syndax Pharmaceuticals Inc.*	48,520
849	Talaris Therapeutics Inc.*	1,647
1,743	Tango Therapeutics Inc.*	9,116
1,223	Tenaya Therapeutics Inc.*	3,755
5,201	TG Therapeutics Inc.*	83,320
2,478	Travere Therapeutics Inc., Class Preferred Shares*.	54,912
2,119	Twist Bioscience Corp.*	41,236
599	Tyra Biosciences Inc.*	7,913
2,580	Ultragenyx Pharmaceutical Inc.*	114,784
1,708	United Therapeutics Corp.*	420,236
2,203	Vanda Pharmaceuticals Inc.*	14,187
4,917	Vaxart Inc.*(a)	3,832
2,737	Vaxcyte Inc.*	112,135
6,877	VBI Vaccines Inc.*	3,301
544	Vera Therapeutics Inc., Class A Shares*	4,042
2,759	Veracyte Inc.*	67,899
1,707	Vericel Corp.*	51,910
1,869	Verve Therapeutics Inc.*	35,511
2,772	Vir Biotechnology Inc.*	63,202
1,394	Viridian Therapeutics Inc.*	45,667

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Biotechnology — 2.9% — (continued)
7,834	VistaGen Therapeutics Inc.*	$1,376
2,183	Xencor Inc.*	70,140
1,519	Y-mAbs Therapeutics Inc.*	5,772
1,727	Zentalis Pharmaceuticals Inc.*	32,692

	Total Biotechnology	14,921,176

Health Care Equipment & Supplies — 5.3%
82,630	Accuray Inc.*	239,627
2,628	Alphatec Holdings Inc.*	38,921
1,224	AngioDynamics Inc.*	15,153
1,298	Artivion Inc.*	17,186
12,363	AtriCure Inc.*	475,975
48	Atrion Corp.	27,264
13,454	Avanos Medical Inc.*	377,654
1,826	AxoGen Inc.*	15,064
1,887	Axonics Inc.*	113,390
6,863	Baxter International Inc.	274,177
1,018	Bioventus Inc., Class A Shares*	2,168
5,328	Butterfly Network Inc.*	13,107
11,927	Cardiovascular Systems Inc.*	235,081
6,314	Cerus Corp.*	18,058
1,129	CONMED Corp.	108,598
4,640	Cue Health Inc.*(a)	9,976
634	Cutera Inc.*	20,561
20,132	CytoSorbents Corp.*	62,007
108,885	DENTSPLY SIRONA Inc.	4,145,252
9,464	Edwards Lifesciences Corp.*	761,284
2,187	Embecta Corp.	69,875
1,985	Enovis Corp.*	114,376
6,152	Envista Holdings Corp.*	237,836
4,676	Figs Inc., Class A Shares*	43,066
1,760	Glaukos Corp.*	83,125
9,938	Globus Medical Inc., Class A Shares*	579,783
24,477	Haemonetics Corp.*	1,903,576
324	Heska Corp.*	26,383
7,276	ICU Medical Inc.*	1,241,577
1,859	Inari Medical Inc.*	104,587
990	Inogen Inc.*	15,513
5,613	Inspire Medical Systems Inc.*	1,458,987
1,270	Integer Holdings Corp.*	95,225
2,714	Integra LifeSciences Holdings Corp.*	150,953
5,964	Intuitive Surgical Inc.*	1,368,082
236	iRadimed Corp.	8,959
1,152	iRhythm Technologies Inc.*	135,567
15,434	Lantheus Holdings Inc.*	1,141,499
763	LeMaitre Vascular Inc.	38,234
2,075	LivaNova PLC*	98,189
1,799	Masimo Corp.*	300,991
23,862	Merit Medical Systems Inc.*	1,684,180
188	Mesa Laboratories Inc.	33,186
1,912	Nano-X Imaging Ltd.*	13,938
8,078	Neogen Corp.*	142,900
1,335	Nevro Corp.*	41,972
3,992	Novocure Ltd.*	307,264
5,458	NuVasive Inc.*	235,949

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Health Care Equipment & Supplies — 5.3% — (continued)
1,686	Omnicell Inc.*	$91,786
45,232	OraSure Technologies Inc.*	285,414
1,144	Orthofix Medical Inc.*	23,566
567	OrthoPediatrics Corp.*	24,812
1,948	Outset Medical Inc.*	44,434
1,646	Paragon 28 Inc.*	28,986
1,355	Penumbra Inc.*	352,286
935	PROCEPT BioRobotics Corp.*	35,016
1,739	Pulmonx Corp.*	19,529
6,576	QuidelOrtho Corp.*	571,717
939	RxSight Inc.*	12,883
19,342	Senseonics Holdings Inc.*(a)	20,116
1,346	Shockwave Medical Inc.*	256,063
1,543	SI-BONE Inc.*	30,513
981	Sight Sciences Inc.*	10,771
1,454	Silk Road Medical Inc.*	77,047
93,710	Smith & Nephew PLC, ADR(a)	2,677,295
1,853	STAAR Surgical Co.*	102,638
496	Surmodics Inc.*	10,833
664	Tactile Systems Technology Inc.*	9,595
2,476	Tandem Diabetes Care Inc.*	88,789
5,732	Teleflex Inc.	1,365,534
1,178	TransMedics Group Inc.*	94,322
1,245	Treace Medical Concepts Inc.*	26,718
247	UFP Technologies Inc.*	29,077
120	Utah Medical Products Inc.	11,014
15,419	Varex Imaging Corp.*	272,762
2,847	Vicarious Surgical Inc.*	7,972
5,420	ViewRay Inc.*	23,414
11,041	Zimmer Biomet Holdings Inc.	1,367,649
975	Zimvie Inc.*	11,095
811	Zynex Inc.*	10,478

	Total Health Care Equipment & Supplies	26,640,399

Health Care Providers & Services — 3.1%
9,685	23andMe Holding Co., Class A Shares*	24,309
41,816	Acadia Healthcare Co., Inc.*	3,032,078
2,834	Accolade Inc.*	31,486
2,800	AdaptHealth Corp., Class A Shares*	44,772
584	Addus HomeCare Corp.*	63,446
931	Agiliti Inc.*	17,745
7,320	agilon health Inc.*(a)	155,257
782	AirSculpt Technologies Inc.(a)	5,122
3,652	Alignment Healthcare Inc.*	36,301
10,358	Amedisys Inc.*	952,418
1,683	AMN Healthcare Services Inc.*	151,487
1,442	Apollo Medical Holdings Inc.*	50,326
1,522	Aveanna Healthcare Holdings Inc.*	1,857
7,766	Brookdale Senior Living Inc.*	25,084
7,037	Cano Health Inc.*	11,611
2,788	CareMax Inc.*	11,988
919	Castle Biosciences Inc.*	23,140
2,742	Chemed Corp.	1,430,172
16,709	Clover Health Investments Corp., Class A Shares*.	22,056
5,286	Community Health Systems Inc.*	32,033

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Health Care Providers & Services — 3.1% — (continued)
334	CorVel Corp.*	$60,214
1,370	Cross Country Healthcare Inc.*	36,236
2,107	DaVita Inc.*	173,322
3,453	DocGo Inc.*	31,595
15,910	Encompass Health Corp.	899,233
8,113	Enhabit Inc.*	124,535
2,017	Ensign Group Inc. (The)	180,481
885	Fulgent Genetics Inc.*	29,019
8,775	GeneDx Holdings Corp., Class A Shares*	4,388
3,779	Guardant Health Inc.*	116,733
15,241	HealthEquity Inc.*	993,256
5,153	Henry Schein Inc.*	403,531
4,666	Hims & Hers Health Inc.*	52,586
722	Innovage Holding Corp.*	5,480
8,433	Invitae Corp.*(a)	18,131
633	Joint Corp. (The)*	9,938
2,940	LifeStance Health Group Inc.*	15,053
449	ModivCare Inc.*	44,087
2,817	Molina Healthcare Inc.*	775,605
440	National HealthCare Corp.	24,517
496	National Research Corp.	22,399
4,836	NeoGenomics Inc.*	81,487
4,512	Oak Street Health Inc.*	159,725
1,092	Oncology Institute Inc. (The)*	1,540
17,392	OPKO Health Inc.*	19,827
45,362	Option Care Health Inc.*	1,391,253
2,753	Owens & Minor Inc.*	42,203
1,319	P3 Health Partners Inc.*	1,583
15,336	Patterson Cos., Inc.	406,711
19,981	Pediatrix Medical Group Inc.*	314,501
916	Pennant Group Inc. (The)*	13,758
26,411	PetIQ Inc., Class A Shares*	246,151
4,374	Premier Inc., Class A Shares	140,799
1,626	Privia Health Group Inc.*	45,414
2,872	Progyny Inc.*	107,872
5,767	R1 RCM Inc.*	81,891
1,759	RadNet Inc.*	41,486
4,022	Select Medical Holdings Corp.	109,358
3,065	Signify Health Inc., Class A Shares*	88,241
1,791	Surgery Partners Inc.*	59,909
4,119	Tenet Healthcare Corp.*	241,085
15,475	Universal Health Services Inc., Class B Shares	2,066,996
463	US Physical Therapy Inc.	46,916

	Total Health Care Providers & Services	15,851,733

Health Care Technology — 0.6%
8,519	American Well Corp., Class A Shares*	23,768
4,523	Certara Inc.*	81,957
536	Computer Programs & Systems Inc.*	16,085
1,391	Definitive Healthcare Corp., Class A Shares*	15,885
4,231	Doximity Inc., Class A Shares*(a)	142,289
3,178	Evolent Health Inc., Class A Shares*	111,262
2,001	Health Catalyst Inc.*	27,934
873	HealthStream Inc.*	22,393
15,369	Multiplan Corp.*	15,523

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Health Care Technology — 0.6% — (continued)
2,266	NextGen Healthcare Inc.*	$41,037
8,326	Nutex Health Inc.*	11,407
765	OptimizeRx Corp.*	13,655
2,845	Pear Therapeutics Inc.*	2,810
1,878	Phreesia Inc.*	69,110
1,978	Schrodinger Inc.*	42,982
10,385	Sharecare Inc.*	24,301
547	Simulations Plus Inc.	20,808
6,209	Teladoc Health Inc.*	164,476
9,967	Veeva Systems Inc., Class A Shares*	1,651,133
32,506	Veradigm Inc.*	539,925

	Total Health Care Technology	3,038,740

Life Sciences Tools & Services — 2.0%
3,573	10X Genomics Inc., Class A Shares*	169,789
7,963	AbCellera Biologics Inc.*	66,889
3,898	Adaptive Biotechnologies Corp.*	33,328
767	Akoya Biosciences Inc.*	8,843
216	Alpha Teknova Inc.*	1,171
34,975	Azenta Inc.*	1,535,053
1,816	Berkeley Lights Inc.*	3,178
1,206	BioLife Solutions Inc.*	28,052
10,701	Bionano Genomics Inc.*(a)	14,339
2,358	Bio-Rad Laboratories Inc., Class A Shares*	1,126,747
23,848	Bio-Techne Corp.	1,732,319
4,076	Bruker Corp.	280,918
8,324	Charles River Laboratories International Inc.*	1,825,786
2,245	Codexis Inc.*	10,855
1,543	CryoPort Inc.*	33,421
4,353	Cytek Biosciences Inc.*	44,836
7,992	Illumina Inc.*	1,592,006
614	Inotiv Inc.*	4,605
4,069	Maravai LifeSciences Holdings Inc., Class A Shares*	60,018
3,229	MaxCyte Inc.*	14,660
981	Medpace Holdings Inc.*	190,196
1,925	NanoString Technologies Inc.*	18,788
3,512	Nautilus Biotechnology Inc., Class A Shares*	7,445
3,033	OmniAb Inc.*	12,648
234	OmniAb Inc., Class CR3 Shares (Cost - $0, acquired 11/3/22)*(b)(c)(d) .	—
234	OmniAb Inc., Class CR4 Shares (Cost - $0, acquired 11/3/22)*(b)(c)(d) .	—
8,709	Pacific Biosciences of California Inc.*	79,078
8,694	QIAGEN NV*	399,489
1,361	Quanterix Corp.*	14,971
4,548	Quantum-Si Inc.*	8,277
2,103	Repligen Corp.*	366,700
3,242	Science 37 Holdings Inc.*	1,070
1,843	Seer Inc., Class A Shares*	7,538
2,075	Singular Genomics Systems Inc.*	4,461
4,744	SomaLogic Inc.*	12,050
4,059	Sotera Health Co.*	67,745
83,055	Standard BioTools Inc.*(a)(b)	151,160
3,979	Syneos Health Inc., Class A Shares*	160,035

	Total Life Sciences Tools & Services	10,088,464

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Pharmaceuticals — 1.1%
2,445	Aclaris Therapeutics Inc.*	$30,465
59,268	Amneal Pharmaceuticals Inc.*	122,092
1,440	Amphastar Pharmaceuticals Inc.*	45,878
1,899	Amylyx Pharmaceuticals Inc.*	66,123
428	AN2 Therapeutics Inc.*	4,828
553	ANI Pharmaceuticals Inc.*	23,137
1,849	Arvinas Inc.*	56,672
3,220	Atea Pharmaceuticals Inc.*	11,399
1,072	Athira Pharma Inc.*	3,302
1,227	Axsome Therapeutics Inc.*	83,669
1,882	Cara Therapeutics Inc.*	19,121
1,467	Cassava Sciences Inc.*(a)	36,235
12,045	Catalent Inc.*	821,710
1,236	Collegium Pharmaceutical Inc.*	32,791
3,296	Corcept Therapeutics Inc.*	68,656
1,314	DICE Therapeutics Inc.*	39,210
1,704	Edgewise Therapeutics Inc.*	16,324
2,726	Esperion Therapeutics Inc.*	16,847
1,328	Evolus Inc.*	12,045
826	EyePoint Pharmaceuticals Inc.*	2,759
1,576	Fulcrum Therapeutics Inc.*	9,519
993	Harmony Biosciences Holdings Inc.*	43,722
71,364	Innoviva Inc.*	861,363
3,556	Intra-Cellular Therapies Inc.*	174,351
2,334	Jazz Pharmaceuticals PLC*	327,693
619	Ligand Pharmaceuticals Inc.*	44,655
2,242	Liquidia Corp.*	16,972
7,453	Nektar Therapeutics, Class A Shares*	10,285
1,878	NGM Biopharmaceuticals Inc.*	8,902
6,179	Nuvation Bio Inc.*	11,987
2,651	Ocular Therapeutix Inc.*	16,012
9,694	Organon & Co	237,406
1,718	Pacira BioSciences Inc.*	73,135
5,217	Perrigo Co. PLC	196,629
674	Phathom Pharmaceuticals Inc.*	5,769
789	Phibro Animal Health Corp., Class A Shares	12,395
14,200	Prestige Consumer Healthcare Inc.*	855,550
3,674	Progenics Pharmaceuticals Inc.*#	—
2,140	Provention Bio Inc.*	17,762
1,052	Reata Pharmaceuticals Inc., Class A Shares*	32,791
1,086	Relmada Therapeutics Inc.*	3,909
3,024	Revance Therapeutics Inc.*	104,933
2,404	Scilex Holding Co., (Cost - $24,493, acquired 1/9/23)*(b)(d)	20,795
1,907	SIGA Technologies Inc.	13,063
27,277	Supernus Pharmaceuticals Inc.*	1,025,342
827	Tarsus Pharmaceuticals Inc.*	12,810
2,181	Theravance Biopharma Inc.*	23,555
738	Theseus Pharmaceuticals Inc.*	6,849
412	Third Harmonic Bio Inc.*	1,747
923	Ventyx Biosciences Inc.*	39,920
6,848	Xeris Biopharma Holdings Inc.*	9,450

	Total Pharmaceuticals	5,732,534

	TOTAL HEALTH CARE	76,273,046

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6%

Aerospace & Defense — 2.4%
1,311	AAR Corp.*	$71,305
27,247	Aerojet Rocketdyne Holdings Inc.*	1,535,096
942	Aerovironment Inc.*	80,767
775	AerSale Corp.*	15,391
5,490	Archer Aviation Inc., Class A Shares*	16,195
7,612	Astra Space Inc.*	4,339
1,028	Astronics Corp.*	15,667
2,573	Axon Enterprise Inc.*	515,398
3,471	BWX Technologies Inc.	212,113
633	Cadre Holdings Inc.	13,597
1,506	Curtiss-Wright Corp.	263,234
393	Ducommun Inc.*	21,143
19,261	HEICO Corp., Class A Shares	2,506,819
19,264	Hexcel Corp.	1,405,309
14,216	Howmet Aerospace Inc.	599,631
1,539	Huntington Ingalls Industries Inc.	331,193
1,078	Kaman Corp.	28,028
4,322	Kratos Defense & Security Solutions Inc.*	54,673
2,836	Maxar Technologies Inc.	146,054
14,649	Mercury Systems Inc.*	766,729
3,763	Momentus Inc., Class A Shares*	3,105
1,050	Moog Inc., Class A Shares	103,551
183	National Presto Industries Inc.	12,559
809	Park Aerospace Corp.	13,284
1,294	Parsons Corp.*	58,269
7,640	Rocket Lab USA Inc.*	34,380
4,031	Spirit AeroSystems Holdings Inc., Class A Shares(a)	137,780
7,992	Textron Inc.	579,660
3,091	TransDigm Group Inc.	2,299,302
2,488	Triumph Group Inc.*	31,398
407	V2X Inc.*	18,873
9,464	Virgin Galactic Holdings Inc.*(a)	54,323
2,228	Woodward Inc.	220,572

	Total Aerospace & Defense	12,169,737

Air Freight & Logistics — 0.1%
2,220	Air Transport Services Group Inc.*	46,465
1,080	Atlas Air Worldwide Holdings Inc.*	108,875
1,036	Forward Air Corp.	106,925
3,972	GXO Logistics Inc.*	196,892
1,200	Hub Group Inc., Class A Shares*	110,076
1,467	Radiant Logistics Inc.*	8,333

	Total Air Freight & Logistics	577,566

Airlines — 0.2%
4,632	Alaska Air Group Inc.*	221,549
621	Allegiant Travel Co.*	63,684
24,841	American Airlines Group Inc.*	396,959
2,589	Blade Air Mobility Inc.*	12,039
1,127	Copa Holdings SA, Class A Shares*	104,078
1,205	Frontier Group Holdings Inc.*	14,171
2,057	Hawaiian Holdings Inc.*	23,038
12,249	JetBlue Airways Corp.*	101,667
10,499	Joby Aviation Inc.*	49,345
1,945	SkyWest Inc.*	37,091

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Airlines — 0.2% — (continued)
4,196	Spirit Airlines Inc.	$76,871
1,269	Sun Country Airlines Holdings Inc.*	25,443
7,655	Wheels Up Experience Inc.*	8,497

	Total Airlines	1,134,432

Building Products — 1.8%
10,198	AAON Inc.	927,610
8,466	Advanced Drainage Systems Inc.	751,188
3,380	Allegion PLC	380,960
665	American Woodmark Corp.*	33,902
4,760	AO Smith Corp.	312,399
824	Apogee Enterprises Inc.	37,706
1,691	Armstrong World Industries Inc.	133,335
28,697	AZEK Co., Inc. (The), Class A Shares*	691,311
12,002	AZZ Inc.	487,881
5,617	Builders FirstSource Inc.*	476,209
897	Caesarstone Ltd	5,221
6,080	Carlisle Cos., Inc.	1,569,978
557	CSW Industrials Inc.	78,849
4,985	Fortune Brands Innovations Inc.	308,821
1,207	Gibraltar Industries Inc.*	64,466
1,788	Griffon Corp.	65,208
2,898	Hayward Holdings Inc.*	35,674
781	Insteel Industries Inc.	23,235
2,870	Janus International Group Inc.*	29,819
3,154	JELD-WEN Holding Inc.*	41,475
1,216	Lennox International Inc.	309,873
849	Masonite International Corp.*	75,391
5,019	Masterbrand Inc.*	48,885
3,551	Owens Corning	347,252
2,141	PGT Innovations Inc.*	45,282
1,220	Quanex Building Products Corp.	31,659
61,302	Resideo Technologies Inc.*	1,124,279
1,596	Simpson Manufacturing Co., Inc.	172,145
4,266	Trex Co., Inc.*	218,121
2,251	UFP Industries Inc.	192,528
5,200	View Inc.*	3,302
4,800	Zurn Elkay Water Solutions Corp.	110,400

	Total Building Products	9,134,364

Commercial Services & Supplies — 1.7%
2,478	ABM Industries Inc.	119,960
3,556	ACCO Brands Corp.	20,163
4,208	ACV Auctions Inc., Class A Shares*	51,506
933	Aris Water Solutions Inc., Class A Shares	13,211
1,772	Brady Corp., Class A Shares	97,744
2,030	BrightView Holdings Inc.*	12,830
1,679	Brink’s Co. (The)	109,555
11,734	Casella Waste Systems Inc., Class A Shares*	913,140
692	Cimpress PLC*	24,303
7,819	Clean Harbors Inc.*	1,032,655
4,350	CoreCivic Inc.*	42,239
1,668	Deluxe Corp.	30,758
2,333	Driven Brands Holdings Inc.*	65,266
1,039	Ennis Inc.	22,598

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Commercial Services & Supplies — 1.7% — (continued)
2,849	GEO Group Inc. (The)*	$24,957
110,201	Harsco Corp.*	932,300
2,707	Healthcare Services Group Inc.	35,922
534	Heritage-Crystal Clean Inc.*	19,213
1,561	HNI Corp.	48,781
5,207	IAA Inc.*	213,018
2,175	Interface Inc., Class A Shares	19,184
45,756	KAR Auction Services Inc.*	653,853
1,285	Kimball International Inc., Class B Shares	8,879
5,571	Li-Cycle Holdings Corp.*(a)	33,760
937	Liquidity Services Inc.*	11,862
22,776	Matthews International Corp., Class A Shares	869,132
2,875	MillerKnoll Inc.	68,626
998	Montrose Environmental Group Inc.*	48,593
1,432	MSA Safety Inc.	192,389
157	NL Industries Inc.	1,141
4,876	Pitney Bowes Inc.	21,162
2,084	Quad/Graphics Inc.*	10,191
855	SP Plus Corp.*	29,087
3,699	Steelcase Inc., Class A Shares	29,111
16,983	Stericycle Inc.*	809,749
2,010	Tetra Tech Inc.	275,149
583	UniFirst Corp.	114,344
677	Viad Corp.*	17,406
375	VSE Corp.	21,529
13,054	Waste Connections Inc.	1,748,192

	Total Commercial Services & Supplies	8,813,458

Construction & Engineering — 1.9%
5,115	AECOM	441,731
1,231	Ameresco Inc., Class A Shares*	54,103
7,987	API Group Corp.*	187,615
6,164	Arcosa Inc.	373,538
520	Argan Inc.	20,207
1,322	Comfort Systems USA Inc.	192,272
1,176	Concrete Pumping Holdings Inc.*	9,185
1,429	Construction Partners Inc., Class A Shares*	38,655
16,291	Dycom Industries Inc.*	1,371,865
1,801	EMCOR Group Inc.	301,163
5,519	Fluor Corp.*	202,382
1,695	Granite Construction Inc.	73,224
2,542	Great Lakes Dredge & Dock Corp.*	14,578
303	IES Holdings Inc.*	12,744
2,370	MasTec Inc.*	231,596
7,684	MDU Resources Group Inc.	244,735
630	MYR Group Inc.*	75,984
394	Northwest Pipe Co.*	15,169
2,009	Primoris Services Corp.	55,248
5,433	Quanta Services Inc.	876,886
1,076	Sterling Infrastructure Inc.*	41,383
1,364	Tutor Perini Corp.*	11,062
2,436	Valmont Industries Inc.	773,016
77,369	WillScot Mobile Mini Holdings Corp.*	3,976,767

	Total Construction & Engineering	9,595,108

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Electrical Equipment — 1.6%
1,217	Acuity Brands Inc.	$236,049
459	Allied Motion Technologies Inc.	19,810
5,828	Array Technologies Inc.*	109,217
8,461	Atkore Inc.*	1,235,475
98,573	Babcock & Wilcox Enterprises Inc.*	639,739
1,578	Blink Charging Co.*(a)	14,281
26,170	Bloom Energy Corp., Class A Shares*	567,627
9,655	ChargePoint Holdings Inc.*(a)	109,681
8,438	Encore Wire Corp.	1,628,618
2,690	Energy Vault Holdings Inc.*	8,985
1,580	EnerSys	143,290
4,023	Enovix Corp.*(a)	37,092
3,957	ESS Tech Inc.*	7,202
1,272	Fluence Energy Inc., Class A Shares*	23,748
1,932	FTC Solar Inc.*	5,931
14,775	FuelCell Energy Inc.*	49,349
6,858	GrafTech International Ltd	38,748
2,978	Heliogen Inc.*	923
2,077	Hubbell Inc., Class B Shares	522,449
1,000	NuScale Power Corp.*(a)	10,350
6,226	nVent Electric PLC	285,400
19,711	Plug Power Inc.*(a)	293,103
332	Powell Industries Inc.	14,724
128	Preformed Line Products Co	11,413
2,514	Regal Rexnord Corp.	396,307
22,769	Sensata Technologies Holding PLC	1,151,656
5,339	Shoals Technologies Group Inc., Class A Shares*	131,019
5,478	Stem Inc.*	44,700
3,093	SunPower Corp., Class A Shares*	46,457
7,985	Sunrun Inc.*	191,959
1,189	Thermon Group Holdings Inc.*	31,449
1,329	TPI Composites Inc.*	15,363
11,782	Vertiv Holdings Co., Class A Shares	191,458
881	Vicor Corp.*	41,407

	Total Electrical Equipment	8,254,979

Industrial Conglomerates — 0.5%
22,379	3M Co	2,411,113
1,087	Brookfield Business Corp., Class A Shares	21,088

	Total Industrial Conglomerates	2,432,201

Machinery — 3.9%
4,809	3D Systems Corp.*	47,080
2,420	AGCO Corp.	340,760
362	Alamo Group Inc.	66,025
12,376	Albany International Corp., Class A Shares	1,248,986
3,502	Allison Transmission Holdings Inc.	166,345
20,949	Altra Industrial Motion Corp.	1,288,992
862	Astec Industries Inc.	38,816
22,791	Barnes Group Inc.	960,413
2,891	Berkshire Grey Inc.*	3,816
679	Blue Bird Corp.*	13,791
1,612	Chart Industries Inc.*(a)	215,202
615	CIRCOR International Inc.*	18,001
1,031	Columbus McKinnon Corp.	38,271

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Machinery — 3.9% — (continued)
1,771	Crane Holdings Co	$212,130
11,410	Desktop Metal Inc., Class A Shares*	17,343
4,700	Donaldson Co., Inc.	297,275
929	Douglas Dynamics Inc.	34,642
2,126	Energy Recovery Inc.*	46,921
16,641	Enerpac Tool Group Corp., Class A Shares	448,142
796	EnPro Industries Inc.	85,570
1,978	Esab Corp.	116,010
995	ESCO Technologies Inc.	92,724
4,420	Evoqua Water Technologies Corp.*	214,635
2,309	Federal Signal Corp.	121,846
18,354	Flowserve Corp.	636,700
1,785	Franklin Electric Co., Inc.	170,592
3,998	Gates Industrial Corp. PLC*	56,132
655	Gorman-Rupp Co. (The)	18,248
14,229	Graco Inc.	989,485
1,203	Greenbrier Cos., Inc. (The)	38,628
1,229	Helios Technologies Inc.	83,252
2,572	Hillenbrand Inc.	121,244
5,415	Hillman Solutions Corp.*	48,139
1,372	Hydrofarm Holdings Group Inc.*	2,634
4,856	Hyliion Holdings Corp.*	13,743
331	Hyster-Yale Materials Handling Inc.	12,879
4,055	Hyzon Motors Inc.*	5,272
3,116	IDEX Corp.	701,038
16,530	ITT Inc.	1,502,412
1,214	John Bean Technologies Corp.	134,621
440	Kadant Inc.	94,450
3,089	Kennametal Inc.	87,511
63,005	Knorr-Bremse AG, ADR	1,068,880
1,771	Lightning eMotors Inc.*	1,189
8,161	Lincoln Electric Holdings Inc.	1,370,477
2,196	Lindsay Corp.	330,476
984	Luxfer Holdings PLC, ADR	16,305
1,593	Manitowoc Co., Inc. (The)*	30,124
48,445	Markforged Holding Corp.*	64,432
7,794	Microvast Holdings Inc.*(a)	10,054
2,028	Middleby Corp. (The)*	315,334
385	Miller Industries Inc.	10,707
2,093	Mueller Industries Inc.	154,819
123,810	Mueller Water Products Inc., Class A Shares	1,717,245
11,684	Nikola Corp.*(a)	25,939
2,232	Nordson Corp.	490,237
108	Omega Flex Inc.	12,569
2,545	Oshkosh Corp.	226,989
6,374	Pentair PLC	356,562
8,151	Proterra Inc.*	34,234
996	Proto Labs Inc.*	31,314
1,072	RBC Bearings Inc.*	246,356
1,070	REV Group Inc.	12,508
3,850	Sarcos Technology & Robotics Corp.*	2,426
1,310	Shyft Group Inc. (The)	33,968
2,055	Snap-on Inc.	511,037
1,694	SPX Technologies Inc.*	119,325
481	Standex International Corp.	55,642

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Machinery — 3.9% — (continued)
698	Tennant Co	$49,432
2,583	Terex Corp.	152,939
2,309	Timken Co. (The)	197,304
1,948	Titan International Inc.*	24,175
3,989	Toro Co. (The)	440,545
3,185	Trinity Industries Inc.	88,893
4,610	Twin Disc Inc.*	50,526
2,325	Velo3D Inc.*	7,370
1,882	Wabash National Corp.	51,567
1,017	Watts Water Technologies Inc., Class A Shares	178,209
4,078	Westinghouse Air Brake Technologies Corp.	425,458

	Total Machinery	19,766,282

Marine — 0.1%
2,360	Costamare Inc.	24,780
557	Eagle Bulk Shipping Inc.	36,355
871	Eneti Inc.	9,215
1,631	Genco Shipping & Trading Ltd	31,071
4,986	Golden Ocean Group Ltd	51,755
2,300	Kirby Corp.*	166,819
1,479	Matson Inc.	98,368
2,124	Safe Bulkers Inc.	7,965

	Total Marine	426,328

Professional Services — 2.6%
13,095	Alight Inc., Class A Shares*	125,712
14,655	ASGN Inc.*	1,301,364
504	Atlas Technical Consultants Inc.*	6,164
269	Barrett Business Services Inc.	25,819
5,022	Booz Allen Hamilton Holding Corp., Class A Shares	475,734
904	CACI International Inc., Class A Shares*	264,872
1,781	CBIZ Inc.*	89,210
18,160	Clarivate PLC*	183,961
17,066	CoStar Group Inc.*	1,205,884
256	CRA International Inc.	31,864
9,724	Dun & Bradstreet Holdings Inc.	116,785
1,913	Exponent Inc.	196,848
2,109	First Advantage Corp.*	30,602
386	Forrester Research Inc.*	12,695
463	Franklin Covey Co.*	21,701
10,063	FTI Consulting Inc.*	1,848,674
791	Heidrick & Struggles International Inc.	27,155
1,140	HireRight Holdings Corp.*	12,563
17,874	Huron Consulting Group Inc.*	1,254,576
711	ICF International Inc.	70,737
1,359	Insperity Inc.	168,638
5,179	Jacobs Solutions Inc.	618,890
54,619	KBR Inc.	3,010,053
1,238	Kelly Services Inc., Class A Shares	20,712
779	Kforce Inc.	48,680
1,974	Korn Ferry	110,327
3,876	Legalzoom.com Inc.*	31,667
1,914	ManpowerGroup Inc.	162,460
511	NV5 Global Inc.*	53,767
5,508	Planet Labs PBC*	25,392

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Professional Services — 2.6% — (continued)
472	Red Violet Inc.*	$9,615
1,137	Resources Connection Inc.	20,534
4,025	Robert Half International Inc.	324,495
2,102	Science Applications International Corp.	224,157
3,728	Skillsoft Corp.*	5,816
7,419	Spire Global Inc.*	7,642
778	Sterling Check Corp.*	9,896
1,448	TriNet Group Inc.*	119,996
1,401	TrueBlue Inc.*	26,199
4,412	Upwork Inc.*	50,032
4,697	Verisk Analytics Inc., Class A Shares	803,704
374	Willdan Group Inc.*	6,754

	Total Professional Services	13,162,346

Road & Rail — 1.2%
935	ArcBest Corp.	89,947
971	Avis Budget Group Inc.*	213,290
318	Covenant Logistics Group Inc., Class A Shares	11,019
1,348	Daseke Inc.*	10,986
1,639	Heartland Express Inc.	26,437
7,125	Hertz Global Holdings Inc.*	131,884
18,010	Knight-Swift Transportation Holdings Inc., Class A Shares	1,023,688
1,407	Landstar System Inc.	254,372
11,982	Lyft Inc., Class A Shares*	119,820
2,249	Marten Transport Ltd	49,635
4,927	Old Dominion Freight Line Inc.	1,671,534
234	PAM Transportation Services Inc.*	6,786
3,972	RXO Inc.*	81,704
1,841	Ryder System Inc.	180,252
6,071	Saia Inc.*	1,644,452
2,165	Schneider National Inc., Class B Shares	60,750
6,050	TuSimple Holdings Inc., Class A Shares*(a)	11,616
3,528	U-Haul Holding Co	199,583
346	Universal Logistics Holdings Inc.	10,276
8,562	Werner Enterprises Inc.	397,705
3,980	XPO Inc.*	132,773

	Total Road & Rail	6,328,509

Trading Companies & Distributors — 1.6%
38,715	AerCap Holdings NV*	2,417,365
3,837	Air Lease Corp., Class A Shares	166,065
713	Alta Equipment Group Inc.	13,412
1,477	Applied Industrial Technologies Inc.	211,004
1,988	Beacon Roofing Supply Inc.*	129,220
316	BlueLinx Holdings Inc.*	26,667
1,544	Boise Cascade Co	106,706
2,691	Core & Main Inc., Class A Shares*	62,727
2,528	Custom Truck One Source Inc.*	18,303
197	Distribution Solutions Group Inc.*	8,749
646	DXP Enterprises Inc.*	18,676
29,820	Fastenal Co	1,537,519
1,311	GATX Corp.	143,017
459	Global Industrial Co	12,912
1,628	GMS Inc.*	98,836
1,256	H&E Equipment Services Inc.	69,708

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Trading Companies & Distributors — 1.6% — (continued)
933	Herc Holdings Inc.	$133,969
1,643	Hudson Technologies Inc.*	16,644
144	Karat Packaging Inc.	2,232
923	McGrath RentCorp.	94,921
3,414	MRC Global Inc.*	38,237
1,781	MSC Industrial Direct Co., Inc., Class A Shares	150,530
4,179	NOW Inc.*	53,700
1,621	Rush Enterprises Inc., Class A Shares	91,878
288	Rush Enterprises Inc., Class B Shares	17,274
8,218	SiteOne Landscape Supply Inc.*	1,219,058
1,705	Textainer Group Holdings Ltd	56,129
751	Titan Machinery Inc.*	34,388
281	Transcat Inc.*	25,287
2,174	Triton International Ltd	149,876
6,070	Univar Solutions Inc.*	210,933
526	Veritiv Corp.	79,657
1,258	Watsco Inc.	383,325
1,675	WESCO International Inc.*	277,346

	Total Trading Companies & Distributors	8,076,270

	TOTAL INDUSTRIALS	99,871,580

INFORMATION TECHNOLOGY — 16.2%

Communications Equipment — 1.5%
2,885	ADTRAN Holdings Inc.	50,343
274	Aviat Networks Inc.*	9,735
55,142	CalAmp Corp.*	235,456
2,203	Calix Inc.*	112,683
368	Cambium Networks Corp.*	7,386
1,434	Casa Systems Inc.*	5,191
41,798	Ciena Corp.*	2,015,500
426	Clearfield Inc.*	26,706
7,895	CommScope Holding Co., Inc.*	57,160
1,241	Comtech Telecommunications Corp.	19,844
1,322	Digi International Inc.*	44,115
734	DZS Inc.*	7,780
31,978	EMCORE Corp.*	45,888
4,913	Extreme Networks Inc.*	91,971
6,474	F5 Inc.*	925,653
3,482	Harmonic Inc.*	45,928
71,195	Infinera Corp.*(a)	503,349
3,004	Inseego Corp.*	2,690
12,376	Juniper Networks Inc.	380,933
2,554	Lumentum Holdings Inc.*	137,431
997	NETGEAR Inc.*	18,046
2,622	NetScout Systems Inc.*	74,570
1,581	Ondas Holdings Inc.*	2,972
14,823	Radware Ltd.*	308,763
219,302	Ribbon Communications Inc.*	978,087
30,387	ViaSat Inc.*	965,091
48,699	Viavi Solutions Inc.*	532,767

	Total Communications Equipment	7,606,038

Electronic Equipment, Instruments & Components — 2.6%
742	908 Devices Inc.*	6,678
14,274	Advanced Energy Industries Inc.	1,328,624

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.2% — (continued)

Electronic Equipment, Instruments & Components — 2.6% — (continued)
3,973	Aeva Technologies Inc.*	$7,112
1,778	Akoustis Technologies Inc.*	6,650
13,520	Amphenol Corp., Class A Shares	1,048,070
3,752	Arlo Technologies Inc.*	14,258
2,313	Arrow Electronics Inc.*	272,911
3,438	Avnet Inc.	153,713
1,133	Badger Meter Inc.	137,795
17,969	Belden Inc.	1,516,224
1,432	Benchmark Electronics Inc.	34,067
2,850	Cepton Inc.*	2,964
6,596	Cognex Corp.	312,782
9,980	Coherent Corp.*	430,437
1,193	CTS Corp.	51,669
966	ePlus Inc.*	52,328
3,860	Evolv Technologies Holdings Inc.*	10,615
1,388	Fabrinet*	169,156
684	FARO Technologies Inc.*	18,605
772	Focus Universal Inc.*	3,899
710	Identiv Inc.*	4,984
39,441	Innoviz Technologies Ltd.*	187,345
1,229	Insight Enterprises Inc.*	164,588
5,319	IPG Photonics Corp.*	655,514
28,248	Itron Inc.*	1,575,391
5,086	Jabil Inc.	422,291
906	Kimball Electronics Inc.*	22,659
46,497	Knowles Corp.*	789,519
3,888	Lightwave Logic Inc.*(a)	22,939
914	Littelfuse Inc.	236,479
1,402	Methode Electronics Inc.	68,319
7,455	MicroVision Inc.*(a)	19,085
5,013	Mirion Technologies Inc.*	45,518
1,065	Napco Security Technologies Inc.*	33,654
5,053	National Instruments Corp.	255,227
16,465	nLight Inc.*	186,054
1,334	Novanta Inc.*	209,318
5,430	OSI Systems Inc.*	502,546
9,553	Ouster Inc.*	11,464
1,140	PAR Technology Corp.*	38,931
429	PC Connection Inc.	18,790
1,061	Plexus Corp.*	101,739
2,154	Rogers Corp.*	317,069
2,220	Sanmina Corp.*	134,221
977	ScanSource Inc.*	30,463
5,277	SmartRent Inc., Class A Shares*(a)	13,667
1,790	TD SYNNEX Corp.	172,771
2,804	Teledyne Technologies Inc.*	1,205,916
3,680	TTM Technologies Inc.*	48,907
4,735	Vishay Intertechnology Inc.	100,524
436	Vishay Precision Group Inc.*	19,010
6,103	Vontier Corp.	159,716

	Total Electronic Equipment, Instruments & Components	13,353,175

IT Services — 3.0%
8,528	Affirm Holdings Inc., Class A Shares*(a)	116,151
4,652	Amdocs Ltd	426,170

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.2% — (continued)

IT Services — 3.0% — (continued)
5,464	AvidXchange Holdings Inc.*	$54,367
2,809	BigCommerce Holdings Inc.*	26,742
1,407	Brightcove Inc.*	7,556
2,077	Cantaloupe Inc.*	11,963
515	Cass Information Systems Inc.	24,900
1,973	Cerberus Cyber Sentinel Corp.*	1,125
1,615	Concentrix Corp.	220,997
185,072	Conduent Inc.*	736,587
1,208	CSG Systems International Inc.	67,890
1,574	Cyxtera Technologies Inc.*	3,526
2,670	DigitalOcean Holdings Inc.*	85,387
8,715	DXC Technology Co.*	241,754
4,565	Edgio Inc.*	5,615
11,624	Endava PLC, ADR*	924,573
9,372	Euronet Worldwide Inc.*	1,020,142
2,392	EVERTEC Inc.	88,049
1,800	Evo Payments Inc., Class A Shares*	60,930
1,221	ExlService Holdings Inc.*	200,867
4,120	Fastly Inc., Class A Shares*	57,227
36,111	Flywire Corp.*	893,025
3,926	Gartner Inc.*	1,286,982
6,878	Genpact Ltd	328,287
1,547	Globant SA*	255,379
2,238	Grid Dynamics Holdings Inc.*	26,073
959	Hackett Group Inc. (The)	17,876
727	I3 Verticals Inc., Class A Shares*	17,891
464	IBEX Holdings Ltd.*	12,969
1,768	Information Services Group Inc.	9,317
1,302	International Money Express Inc.*	33,266
2,780	Jack Henry & Associates Inc.	456,587
64,758	Kyndryl Holdings Inc.*	1,016,053
16,681	Marqeta Inc., Class A Shares*	96,750
2,367	Maximus Inc.	194,283
3,301	MoneyGram International Inc.*	35,816
8,241	Payoneer Global Inc.*	47,798
1,252	Paysafe Ltd.*	24,965
1,315	Perficient Inc.*	93,102
864	PFSweb Inc.	5,564
482	Priority Technology Holdings Inc.*	1,889
1,997	Rackspace Technology Inc.*	4,693
3,606	Remitly Global Inc.*	52,756
3,701	Repay Holdings Corp., Class A Shares*	31,384
12,587	Sabre Corp.*	63,690
19,000	Shift4 Payments Inc., Class A Shares*(a)	1,225,500
1,039	Squarespace Inc., Class A Shares*	24,323
10,678	StoneCo Ltd., Class A Shares*	90,870
3,012	Thoughtworks Holding Inc.*	22,168
9,614	Toast Inc., Class A Shares*	181,897
660	TTEC Holdings Inc.	26,572
342	Tucows Inc., Class A Shares*	7,907
75,145	Unisys Corp.*	374,222
5,528	Verra Mobility Corp., Class A Shares*	95,247
15,089	Western Union Co. (The)	195,553
4,553	WEX Inc.*	877,864
6,134	Wix.com Ltd.*	555,311

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.2% — (continued)

IT Services — 3.0% — (continued)
27,550	WNS Holdings Ltd., ADR*	$2,394,646

	Total IT Services	15,460,993

Semiconductors & Semiconductor Equipment — 2.7%
2,071	ACM Research Inc., Class A Shares*	21,497
2,586	Allegro MicroSystems Inc.*	112,956
906	Alpha & Omega Semiconductor Ltd.*	24,199
1,406	Ambarella Inc.*	132,600
3,935	Amkor Technology Inc.	101,366
2,290	Applied Materials Inc.	265,983
785	Atomera Inc.*	5,205
1,266	Axcelis Technologies Inc.*	162,732
1,631	AXT Inc.*	7,127
11,299	CEVA Inc.*	356,596
2,053	Cirrus Logic Inc.*	210,946
1,832	Cohu Inc.*	68,150
3,700	Credo Technology Group Holding Ltd.*	39,257
1,649	Diodes Inc.*	151,197
6,702	Entegris Inc.	571,211
4,087	First Solar Inc.*	691,275
2,960	FormFactor Inc.*	89,096
904	Ichor Holdings Ltd.*	29,787
811	Impinj Inc.*	107,555
3,692	indie Semiconductor Inc., Class A Shares*(a)	38,618
2,206	Kulicke & Soffa Industries Inc.	117,580
5,221	Lattice Semiconductor Corp.*	443,576
51,377	MACOM Technology Solutions Holdings Inc.*	3,521,380
2,779	MaxLinear Inc., Class A Shares*	95,070
2,150	MKS Instruments Inc.	208,399
8,365	Onto Innovation Inc.*	689,862
1,170	PDF Solutions Inc.*	43,805
2,243	Photronics Inc.*	39,522
2,106	Power Integrations Inc.	173,218
37,298	Rambus Inc.*	1,649,691
2,232	Rigetti Computing Inc.*	1,673
2,400	Semtech Corp.*	73,944
1,277	Silicon Laboratories Inc.*	227,983
598	SiTime Corp.*	74,242
316	SkyWater Technology Inc.*(a)	4,149
1,972	SMART Global Holdings Inc.*	32,932
6,704	Synaptics Inc.*	788,457
1,545	Transphorm Inc.*	5,840
1,712	Ultra Clean Holdings Inc.*	54,544
6,188	Universal Display Corp.	840,640
47,684	Veeco Instruments Inc.*	1,014,239
4,765	Wolfspeed Inc.*(a)	352,515

	Total Semiconductors & Semiconductor Equipment	13,640,614

Software — 6.1%
4,737	8x8 Inc.*	25,201
2,315	A10 Networks Inc.	35,234
34,178	ACI Worldwide Inc.*	883,501
69,311	Adeia Inc.	683,406
732	Agilysys Inc.*	58,494
1,828	Alarm.com Holdings Inc.*	92,917

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.2% — (continued)

Software — 6.1% — (continued)
1,289	Alkami Technology Inc.*	$19,799
1,955	Altair Engineering Inc., Class A Shares*	125,237
2,285	Alteryx Inc., Class A Shares*	149,233
997	American Software Inc., Class A Shares	13,499
2,380	Amplitude Inc., Class A Shares*	31,416
7,264	ANSYS Inc.*	2,205,423
5,441	Appfolio Inc., Class A Shares*	718,538
1,532	Appian Corp., Class A Shares*	63,501
2,207	Applied Digital Corp.*(a)	5,849
8,423	AppLovin Corp., Class A Shares*	113,711
476	Arteris Inc.*	3,127
2,990	Asana Inc., Class A Shares*	44,222
3,536	Aspen Technology Inc.*	749,667
3,936	Atlassian Corp., Class A Shares*	646,803
4,431	AvePoint Inc.*	22,155
6,381	Bentley Systems Inc., Class B Shares	258,175
3,792	BILL Holdings Inc.*	320,917
5,884	Black Knight Inc.*	350,686
1,790	Blackbaud Inc.*	99,685
12,756	Blackline Inc.*	872,000
8,091	Blend Labs Inc., Class A Shares*(a)	12,784
69,090	Box Inc., Class A Shares*	2,304,152
2,215	C3.ai Inc., Class A Shares*(a)	50,015
6,447	CCC Intelligent Solutions Holdings Inc.*	57,765
1,428	Cerence Inc.*	39,099
5,186	Ceridian HCM Holding Inc.*	378,215
1,907	Cleanspark Inc.*	5,263
2,347	Clear Secure Inc., Class A Shares	72,147
66,810	Cognyte Software Ltd.*	247,197
1,725	CommVault Systems Inc.*	101,568
4,810	Confluent Inc., Class A Shares*	117,316
750	Consensus Cloud Solutions Inc.*	30,780
987	Couchbase Inc.*	16,049
5,757	Crowdstrike Holdings Inc., Class A Shares*	694,812
934	CS Disco Inc.*	6,538
1,967	Cvent Holding Corp., Class A Shares*	14,280
448	Digimarc Corp.*	9,135
3,618	Digital Turbine Inc.*	38,857
2,400	Dolby Laboratories Inc., Class A Shares	197,472
1,305	Domo Inc., Class B Shares*	20,058
2,751	DoubleVerify Holdings Inc., Class Rights Shares*	72,269
10,210	Dropbox Inc., Class A Shares*	208,284
3,135	Duck Creek Technologies Inc.*	59,377
21,217	Dynatrace Inc.*	902,359
8,162	E2open Parent Holdings Inc.*	50,604
1,155	Ebix Inc.	20,074
816	eGain Corp.*	6,373
2,981	Elastic NV*	175,939
1,290	Enfusion Inc., Class A Shares*	13,829
1,508	EngageSmart Inc.*	31,728
1,579	Envestnet Inc.*	98,703
1,595	Everbridge Inc.*	52,125
1,280	EverCommerce Inc.*	12,800
936	Fair Isaac Corp.*	634,037
2,685	Five9 Inc.*	177,210

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.2% — (continued)

Software — 6.1% — (continued)
1,453	ForgeRock Inc., Class A Shares*	$29,699
21,365	Gen Digital Inc.	416,831
22,517	Guidewire Software Inc.*	1,580,919
1,273	Informatica Inc., Class A Shares*	21,959
622	Instructure Holdings Inc.*	16,029
660	Intapp Inc.*	26,123
1,140	InterDigital Inc.(a)	83,209
4,052	IronNet Inc.*	1,930
2,404	Jamf Holding Corp.*	51,013
6,648	Latch Inc.*(a)	5,252
2,814	LivePerson Inc.*	28,478
2,544	LiveRamp Holdings Inc.*	60,115
2,358	Manhattan Associates Inc.*	338,963
4,768	Marathon Digital Holdings Inc.*(a)	33,853
9,476	Matterport Inc.*	28,902
971	MeridianLink Inc.*	15,303
361	MicroStrategy Inc., Class A Shares*(a)	94,679
1,693	Mitek Systems Inc.*	15,745
1,391	Model N Inc.*	46,181
5,318	Momentive Global Inc.*	36,694
2,866	N-able Inc.*	33,933
2,641	nCino Inc.*	71,967
29,893	NCR Corp.*	763,168
12,714	New Relic Inc.*	927,741
2,530	NextNav Inc.*	6,983
8,731	Nutanix Inc., Class A Shares*	246,651
3,110	Olo Inc., Class A Shares*	24,662
1,945	ON24 Inc.*	18,750
24,379	OneSpan Inc.*	329,604
3,225	PagerDuty Inc.*	96,299
1,929	Paycor HCM Inc.*	47,781
1,510	Paylocity Holding Corp.*	290,841
1,582	Pegasystems Inc.	73,373
3,057	Porch Group Inc.*	7,643
1,759	PowerSchool Holdings Inc., Class A Shares*	40,369
2,680	Procore Technologies Inc.*	179,533
1,682	Progress Software Corp.	96,614
12,861	PROS Holdings Inc.*	335,543
4,015	PTC Inc.*	503,200
2,064	Q2 Holdings Inc.*	66,626
1,442	Qualys Inc.*	170,372
2,230	Rapid7 Inc.*	105,479
1,777	Rimini Street Inc.*	7,606
3,294	RingCentral Inc., Class A Shares*	108,834
5,926	Riot Platforms Inc.*(a)	37,038
51,390	Samsara Inc., Class A Shares*(a)	856,157
1,094	Sapiens International Corp. NV	22,558
323	SecureWorks Corp., Class A Shares*	2,445
7,120	SentinelOne Inc., Class A Shares*	113,849
355	ShotSpotter Inc.*	12,106
35,597	Smartsheet Inc., Class A Shares*	1,566,980
1,625	SolarWinds Corp.*	13,845
12,133	Sprout Social Inc., Class A Shares*	739,870
1,364	SPS Commerce Inc.*	205,473
4,644	Sumo Logic Inc.*	55,124

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.2% — (continued)

Software — 6.1% — (continued)
2,608	Telos Corp.*	$10,093
17,815	Tenable Holdings Inc.*	787,957
3,975	Teradata Corp.*	162,021
1,813	Tyler Technologies Inc.*	582,426
14,457	UiPath Inc., Class A Shares*	214,542
1,012	Upland Software Inc.*	5,859
12,763	Varonis Systems Inc., Class B Shares*	345,622
20,542	Verint Systems Inc.*	767,860
1,052	Veritone Inc.*(a)	7,459
490	Viant Technology Inc., Class A Shares*	1,926
1,088	Weave Communications Inc.*	5,625
3,329	WM Technology Inc.*	3,679
7,541	Workiva Inc., Class A Shares*	672,657
37,498	Xperi Inc.*	438,352
4,508	Yext Inc.*	33,089
4,154	Zeta Global Holdings Corp., Class A Shares*	44,074
4,721	Zuora Inc., Class A Shares*	39,987

	Total Software	30,755,731

Technology Hardware, Storage & Peripherals — 0.3%
1,430	Avid Technology Inc.*	41,556
1,437	Corsair Gaming Inc.*	25,148
2,520	Diebold Nixdorf Inc.*	8,115
1,829	Eastman Kodak Co.*	6,328
5,188	IonQ Inc.*(a)	24,591
10,661	Pure Storage Inc., Class A Shares*	304,265
306,548	Quantum Corp.*	346,399
42,340	Stratasys Ltd.*	548,303
1,762	Super Micro Computer Inc.*	172,623
602	Turtle Beach Corp.*	4,870
4,433	Xerox Holdings Corp.	73,100

	Total Technology Hardware, Storage & Peripherals	1,555,298

	TOTAL INFORMATION TECHNOLOGY	82,371,849

MATERIALS — 5.3%

Chemicals — 1.9%
1,071	AdvanSix Inc.	44,072
1,564	Albemarle Corp.	397,741
1,145	American Vanguard Corp.	23,896
7,597	Amyris Inc.*(a)	9,496
1,927	Ashland Inc.	196,130
1,017	Aspen Aerogels Inc.*	11,034
24,699	Avient Corp.	1,077,617
36,716	Axalta Coating Systems Ltd.*	1,094,137
1,231	Balchem Corp.	160,030
2,147	Cabot Corp.	170,751
268	Chase Corp.	26,248
5,680	Chemours Co. (The)	194,142
3,418	Danimer Scientific Inc.*(a)	8,818
2,829	Diversey Holdings Ltd.*	16,719
1,874	DuPont de Nemours Inc.	136,858
16,579	Ecolab Inc.	2,642,195
2,462	Ecovyst Inc.*	24,718
8,322	Element Solutions Inc.	170,934
1,005	FutureFuel Corp.	8,794

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 5.3% — (continued)

Chemicals — 1.9% — (continued)
33,507	Ginkgo Bioworks Holdings Inc.*	$49,255
685	Hawkins Inc.	27,859
1,975	HB Fuller Co	137,776
6,904	Huntsman Corp.	202,563
1,371	Ingevity Corp.*	113,190
975	Innospec Inc.	106,724
517	Intrepid Potash Inc.*	16,373
733	Koppers Holdings Inc.	26,307
772	Kronos Worldwide Inc.	8,716
6,250	Livent Corp.*	146,563
2,716	LSB Industries Inc.*	36,910
2,222	Mativ Holdings Inc.	57,572
1,256	Minerals Technologies Inc.	76,302
231	NewMarket Corp.	79,349
4,797	Olin Corp.	277,027
3,607	Origin Materials Inc.*	17,314
2,349	Orion Engineered Carbons SA	59,900
4,327	Perimeter Solutions SA*	37,039
4,534	PureCycle Technologies Inc.*	28,927
523	Quaker Chemical Corp.	102,393
2,153	Rayonier Advanced Materials Inc.*	17,655
4,868	RPM International Inc.	431,451
1,533	Scotts Miracle-Gro Co. (The)	126,473
1,621	Sensient Technologies Corp.	122,207
819	Stepan Co	85,250
1,323	Trinseo PLC	30,667
53,194	Tronox Holdings PLC	829,826
115	Valhi Inc.	2,724
6,668	Valvoline Inc.	234,714

	Total Chemicals	9,903,356

Construction Materials — 0.5%
1,389	Eagle Materials Inc.	194,905
23,569	Summit Materials Inc., Class A Shares*	696,228
78	United States Lime & Minerals Inc.	12,581
8,251	Vulcan Materials Co	1,492,688

	Total Construction Materials	2,396,402

Containers & Packaging — 1.6%
18,234	AptarGroup Inc.	2,128,272
765	Ardagh Group SA, Class A Shares*(b)(c)	6,525
6,386	Ardagh Metal Packaging SA	30,781
9,566	Avery Dennison Corp.	1,742,830
4,750	Berry Global Group Inc.	294,975
18,383	Crown Holdings Inc.	1,590,313
839	Cryptdyde Inc.*	144
11,648	Graphic Packaging Holding Co	277,222
933	Greif Inc., Class A Shares	66,290
197	Greif Inc., Class B Shares	16,209
1,358	Myers Industries Inc.	35,091
6,001	O-I Glass Inc.*	133,342
3,505	Packaging Corp. of America	479,204
1,500	Pactiv Evergreen Inc.	16,215
33,277	Ranpak Holdings Corp., Class A Shares*	209,645
5,551	Sealed Air Corp.	269,890

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 5.3% — (continued)

Containers & Packaging — 1.6% — (continued)
11,478	Silgan Holdings Inc.	$612,925
3,696	Sonoco Products Co	218,286
1,594	TriMas Corp.	47,804

	Total Containers & Packaging	8,175,963

Metals & Mining — 1.3%
1,518	5E Advanced Materials Inc.*	10,262
73,292	Alamos Gold Inc., Class A Shares	746,112
6,705	Alcoa Corp.	328,143
577	Alpha Metallurgical Resources Inc.	96,786
3,880	Arconic Corp.*	102,587
4,791	ATI Inc.*	194,754
1,829	Carpenter Technology Corp.	88,395
2,063	Century Aluminum Co.*	24,900
76,591	Cleveland-Cliffs Inc.*	1,633,686
10,608	Coeur Mining Inc.*	33,097
4,407	Commercial Metals Co	228,062
1,279	Compass Minerals International Inc.	49,280
4,872	Constellium SE, Class A Shares*	77,903
2,810	Dakota Gold Corp.*	7,896
3,346	Ferroglobe Representation & Warranty Insurance Trust*#	–
429	Haynes International Inc.	23,471
21,519	Hecla Mining Co	110,823
602	Ivanhoe Electric Inc.*	9,048
602	Kaiser Aluminum Corp.	47,751
773	Materion Corp.	86,329
3,526	MP Materials Corp.*(a)	123,410
8,864	Novagold Resources Inc.*	49,550
372	Olympic Steel Inc.	19,530
713	Piedmont Lithium Inc.*	46,274
1,064	PolyMet Mining Corp.*	2,660
945	Ramaco Resources Inc.	9,403
2,228	Reliance Steel & Aluminum Co	552,187
2,482	Royal Gold Inc.	294,837
670	Ryerson Holding Corp.	24,073
932	Schnitzer Steel Industries Inc., Class A Shares	30,467
7,730	SSR Mining Inc.	105,514
6,415	Steel Dynamics Inc.	808,996
2,994	SunCoke Energy Inc.	28,473
1,617	TimkenSteel Corp.*	29,575
1,116	Tredegar Corp.	12,968
8,778	United States Steel Corp.	268,870
2,006	Warrior Met Coal Inc.	76,770
1,211	Worthington Industries Inc.	73,193

	Total Metals & Mining	6,456,035

Paper & Forest Products — 0.0%@
630	Clearwater Paper Corp.*	24,312
1,591	Glatfelter Corp.	6,109
2,695	Louisiana-Pacific Corp.	157,685
1,860	Resolute Forest Products*	2,641
1,383	Sylvamo Corp.	68,223

	Total Paper & Forest Products	258,970

	TOTAL MATERIALS	27,190,726

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 5.3%

Equity Real Estate Investment Trusts (REITs) — 4.5%
3,372	Acadia Realty Trust	$49,130
3,294	Agree Realty Corp.	233,149
2,672	Alexander & Baldwin Inc.	49,886
77	Alexander’s Inc.	16,856
20,575	American Assets Trust Inc.	519,107
11,815	American Homes 4 Rent, Class A Shares	366,501
10,457	Americold Realty Trust Inc.	307,436
5,700	Apartment Income REIT Corp.	215,460
5,639	Apartment Investment & Management Co., Class A Shares	42,293
7,964	Apple Hospitality REIT Inc.	131,486
2,298	Armada Hoffler Properties Inc.	29,460
1,453	Ashford Hospitality Trust Inc.*	7,192
145	Bluerock Homes Trust Inc.*	3,116
4,711	Boston Properties Inc.	308,476
3,087	Braemar Hotels & Resorts Inc.	14,385
6,768	Brandywine Realty Trust	39,864
11,602	Brixmor Property Group Inc.	262,669
6,453	Broadstone Net Lease Inc., Class A Shares	114,541
474	BRT Apartments Corp.	10,035
3,961	Camden Property Trust	454,564
3,733	CareTrust REIT Inc.	73,428
968	CBL & Associates Properties Inc.	24,732
622	Centerspace	38,943
17,683	Chatham Lodging Trust	215,909
1,288	City Office REIT Inc.	10,897
586	Clipper Realty Inc.	3,897
927	Community Healthcare Trust Inc.	35,912
4,387	Corporate Office Properties Trust	111,561
5,856	Cousins Properties Inc.	143,413
723	CTO Realty Growth Inc.(a)	12,710
8,656	CubeSmart	406,745
8,046	DiamondRock Hospitality Co	70,161
10,606	Diversified Healthcare Trust	10,394
6,483	Douglas Emmett Inc.	91,605
3,367	Easterly Government Properties Inc., Class A Shares	50,842
1,561	EastGroup Properties Inc.	254,865
3,050	Elme Communities	56,761
4,561	Empire State Realty Trust Inc., Class A Shares	33,250
2,890	EPR Properties	118,028
36,008	Equity Commonwealth	764,450
6,878	Equity LifeStyle Properties Inc.	471,212
5,459	Essential Properties Realty Trust Inc.	140,624
2,031	Farmland Partners Inc.	21,772
3,046	Federal Realty Investment Trust	325,252
5,043	First Industrial Realty Trust Inc.	266,018
3,096	Four Corners Property Trust Inc.	84,056
3,441	Franklin Street Properties Corp.	8,327
9,458	Gaming and Leisure Properties Inc.	509,597
1,633	Getty Realty Corp.	56,061
1,504	Gladstone Commercial Corp.	20,575
1,177	Gladstone Land Corp.	20,715
2,614	Global Medical REIT Inc.	26,297
3,551	Global Net Lease Inc.	50,140
110,380	Healthcare Realty Trust Inc., Class A Shares	2,152,410
31,649	Healthpeak Properties Inc.	761,475

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 5.3% — (continued)

Equity Real Estate Investment Trusts (REITs) — 4.5% — (continued)
1,330	Hersha Hospitality Trust, Class A Shares	$11,119
3,986	Highwoods Properties Inc.	105,629
27,346	Host Hotels & Resorts Inc.	459,413
5,116	Hudson Pacific Properties Inc.	47,221
8,618	Independence Realty Trust Inc.	155,900
182	Indus Realty Trust Inc.	12,108
2,489	Industrial Logistics Properties Trust	10,205
1,072	Innovative Industrial Properties Inc., Class A Shares	94,776
2,620	InvenTrust Properties Corp.	63,378
11,041	Iron Mountain Inc.	582,413
20,574	iStar Inc.	158,420
33,691	JBG SMITH Properties	581,170
4,488	Kilroy Realty Corp.	161,658
23,012	Kimco Realty Corp.	474,277
8,114	Kite Realty Group Trust	176,236
3,302	Lamar Advertising Co., Class A Shares	345,257
3,208	Life Storage Inc.	386,628
1,529	LTC Properties Inc.	54,769
10,116	LXP Industrial Trust	105,510
8,300	Macerich Co. (The)	99,185
22,982	Medical Properties Trust Inc.(a)	236,715
1,562	National Health Investors Inc.	85,910
6,912	National Retail Properties Inc.	313,252
3,288	National Storage Affiliates Trust	139,082
5,680	Necessity Retail REIT Inc. (The)	38,965
1,833	NETSTREIT Corp.	37,008
823	NexPoint Residential Trust Inc.	39,858
1,940	Office Properties Income Trust	31,894
8,921	Omega Healthcare Investors Inc.(a)	238,994
539	One Liberty Properties Inc.	12,208
2,327	Orion Office REIT Inc.	19,919
5,640	Outfront Media Inc.	98,418
6,601	Paramount Group Inc.	34,787
8,647	Park Hotels & Resorts Inc.	118,896
4,895	Pebblebrook Hotel Trust	69,852
4,600	Phillips Edison & Co., Inc.	156,814
8,688	Physicians Realty Trust	128,843
4,416	Piedmont Office Realty Trust Inc., Class A Shares	40,406
1,414	Plymouth Industrial REIT Inc.	30,585
905	Postal Realty Trust Inc., Class A Shares	13,240
3,120	PotlatchDeltic Corp.	144,019
5,517	Rayonier Inc.	185,261
6,636	Regency Centers Corp.	417,404
4,625	Retail Opportunity Investments Corp.	65,814
6,971	Rexford Industrial Realty Inc.	421,467
21,855	RLJ Lodging Trust	247,836
2,853	RPT Realty	30,584
2,009	Ryman Hospitality Properties Inc.	186,375
8,941	Sabra Health Care REIT Inc.	106,487
2,638	Safehold Inc.	78,823
421	Saul Centers Inc.	16,554
3,298	SBA Communications Corp., Class A Shares	855,336
6,311	Service Properties Trust	69,295
7,003	SITE Centers Corp.	93,630
2,456	SL Green Realty Corp.	83,627

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 5.3% — (continued)

Equity Real Estate Investment Trusts (REITs) — 4.5% — (continued)
32,846	Spirit Realty Capital Inc.	$1,352,598
17,736	STAG Industrial Inc.	596,639
4,049	Summit Hotel Properties Inc.	29,963
8,222	Sunstone Hotel Investors Inc.	86,907
3,914	Tanger Factory Outlet Centers Inc.	73,935
2,764	Terreno Realty Corp.	171,948
38,119	UMH Properties Inc.	648,404
8,862	Uniti Group Inc.	48,652
455	Universal Health Realty Income Trust	24,124
4,420	Urban Edge Properties	68,068
1,056	Urstadt Biddle Properties Inc., Class A Shares	18,269
3,325	Veris Residential Inc.*	53,666
6,818	Vornado Realty Trust	134,860
1,631	Whitestone REIT, Class B Shares	15,413
4,387	Xenia Hotels & Resorts Inc.	61,594

	Total Equity Real Estate Investment Trusts (REITs)	22,977,110

Real Estate Management & Development — 0.8%
4,266	Anywhere Real Estate Inc.*	24,700
27,878	CBRE Group Inc., Class A Shares*	2,373,533
11,151	Compass Inc., Class A Shares*	40,255
5,997	Cushman & Wakefield PLC*	77,601
6,178	DigitalBridge Group Inc.	75,804
7,922	Doma Holdings Inc.*	4,516
2,639	Douglas Elliman Inc.	11,137
2,614	eXp World Holdings Inc.(a)	31,577
669	Forestar Group Inc.*	9,547
253	FRP Holdings Inc.*	13,826
1,359	Howard Hughes Corp. (The)*	112,960
1,815	Jones Lang LaSalle Inc.*	316,645
4,521	Kennedy-Wilson Holdings Inc.	75,546
946	Marcus & Millichap Inc.	32,514
5,443	Newmark Group Inc., Class A Shares	43,653
18,932	Opendoor Technologies Inc.*	27,262
623	RE/MAX Holdings Inc., Class A Shares	11,519
4,159	Redfin Corp.*	30,818
525	RMR Group Inc. (The), Class A Shares	14,774
1,230	St Joe Co. (The)	52,681
298	Stratus Properties Inc.	6,350
758	Tejon Ranch Co.*	14,561
8,794	WeWork Inc., Class A Shares*(a)	10,201
2,481	Zillow Group Inc., Class A Shares*	102,589
5,801	Zillow Group Inc., Class C Shares*	243,642

	Total Real Estate Management & Development	3,758,211

	TOTAL REAL ESTATE	26,735,321

UTILITIES — 2.5%

Electric Utilities — 0.7%
19,256	ALLETE Inc.	1,178,275
4,128	Hawaiian Electric Industries Inc.	166,978
1,930	IDACORP Inc.	199,562
1,414	MGE Energy Inc.	100,083
8,926	NRG Energy Inc.	292,683
7,932	OGE Energy Corp.	283,331
1,598	Otter Tail Corp.	113,282

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

UTILITIES — 2.5% — (continued)

Electric Utilities — 0.7% — (continued)
4,313	Pinnacle West Capital Corp.	$317,782
3,291	PNM Resources Inc.	161,259
20,603	Portland General Electric Co	984,823
502	Via Renewables Inc., Class A Shares	2,942

	Total Electric Utilities	3,801,000

Gas Utilities — 0.3%
3,784	Brookfield Infrastructure Corp., Class A Shares	163,507
501	Chesapeake Utilities Corp.	64,173
3,413	National Fuel Gas Co	195,497
3,655	New Jersey Resources Corp.	186,515
1,335	Northwest Natural Holding Co	64,534
2,007	ONE Gas Inc.	160,881
2,610	Southwest Gas Holdings Inc.	164,456
1,986	Spire Inc.	139,814
8,135	UGI Corp.	302,866

	Total Gas Utilities	1,442,243

Independent Power & Renewable Electricity Producers — 0.5%
1,832	Altus Power Inc., Class A Shares*	12,403
4,954	Brookfield Renewable Corp., Class A Shares	137,969
1,443	Clearway Energy Inc., Class A Shares	42,871
3,094	Clearway Energy Inc., Class C Shares	97,183
2,632	Montauk Renewables Inc.*	25,951
16,136	Ormat Technologies Inc.(a)	1,363,815
3,826	Sunnova Energy International Inc.*	68,026
48,213	Vistra Corp.	1,060,204

	Total Independent Power & Renewable Electricity Producers	2,808,422

Multi-Utilities — 0.4%
18,702	Avista Corp.	769,026
2,432	Black Hills Corp.	149,349
15,630	NiSource Inc.	428,731
9,578	NorthWestern Corp.	553,417
581	Unitil Corp.	31,560

	Total Multi-Utilities	1,932,083

Water Utilities — 0.6%
1,433	American States Water Co	127,967
3,425	American Water Works Co., Inc.	480,802
334	Artesian Resources Corp., Class A Shares	18,814
10,511	California Water Service Group	601,650
8,807	Essential Utilities Inc.	376,763
619	Global Water Resources Inc.	8,171
502	Middlesex Water Co	38,403
5,752	Pennon Group PLC, ADR	114,901
734	Pure Cycle Corp.*	6,481
13,680	SJW Group	1,045,699
5,232	United Utilities Group PLC, ADR	128,158
626	York Water Co. (The)	27,218

	Total Water Utilities	2,975,027

	TOTAL UTILITIES	12,958,775

	TOTAL COMMON STOCKS (Cost — $364,862,614)	481,220,203

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Rating††	Security	Value

PREFERRED STOCKS — 0.6%

FINANCIALS — 0.6%

Banks — 0.3%
10,432			US Bancorp, 4.000%(e)	$190,384
62,355			US Bancorp, 5.392% (3-Month USD-LIBOR + 0.600%)(a)(e)(f)	1,298,231

			Total Banks	1,488,615

Insurance — 0.3%
2,312			Hartford Financial Services Group Inc. (The), 6.000%(e)	58,494
25,535			MetLife Inc., 5.625%(a)(e)	633,523
32,606			MetLife Inc., 4.750%(a)(e)	707,876

			Total Insurance	1,399,893

			TOTAL PREFERRED STOCKS (Cost — $2,955,291)	2,888,508

CLOSED END MUTUAL FUND SECURITIES — 0.2%

FINANCIALS — 0.2%

Capital Markets — 0.2%
3,962			iShares® Core S&P Small-Capital ETF	405,669
1,132			iShares® Russell 2000 ETF, Common Class Shares(a)	213,020
7,054			iShares® Russell Mid-Capital ETF, Common Class Shares	502,315

			TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost — $683,299)	1,121,004

Face Amount/Units†

CORPORATE BONDS & NOTES — 0.2%

COMMUNICATION SERVICES — 0.2%

Communications Equipment — 0.2%
$702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(b)	812,538

ENERGY — 0.0%@

Energy Equipment & Services — 0.0%@
20,000		D	ION Geophysical Corp., 8.000% due 12/15/25*(b)(c)	–

			TOTAL CORPORATE BONDS & NOTES (Cost — $702,009)	812,538

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $369,203,213)	486,042,253

SHORT-TERM INVESTMENTS (g) — 7.1%

MONEY MARKET FUND — 3.0%
15,489,693			Invesco STIT — Government & Agency Portfolio, 4.444%, Institutional Class(h) (Cost — $15,489,693)	15,489,693

TIME DEPOSITS — 4.1%
1,465,054			ANZ National Bank — London, 3.920% due 3/1/23	1,465,054
23,248	CAD		BBH — Grand Cayman, 3.330% due 3/1/23	17,037
8,806,972			Citibank — New York, 3.920% due 3/1/23	8,806,972
4,918,767			JPMorgan Chase & Co. — New York, 3.920% due 3/1/23	4,918,767
3,733,436			Royal Bank of Canada — Toronto, 3.920% due 3/1/23	3,733,436

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Face Amount†	Security	Value

TIME DEPOSITS — 4.1% — (continued)
$1,871,519	Sumitomo Mitsui Banking Corp. — Tokyo, 3.920% due 3/1/23	$1,871,519

	TOTAL TIME DEPOSITS (Cost — $20,812,785)	20,812,785

	TOTAL SHORT-TERM INVESTMENTS (Cost — $36,302,478)	36,302,478

	TOTAL INVESTMENTS — 102.6% (Cost — $405,505,691)	522,344,731

	Liabilities in Excess of Other Assets — (2.6)%	(13,232,577)

	TOTAL NET ASSETS — 100.0%	$509,112,154

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2023, amounts to $20,795 and represents less than 0.05% of net assets.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2023.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 4.1%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2023, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$405,505,691	$150,348,015	$(33,507,078)	$116,840,937

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Summary of Investments by Security Sector^
Industrials	19.7%
Information Technology	16.3
Health Care	15.0
Financials	13.4
Consumer Discretionary	8.0
Materials	5.4
Real Estate	5.3
Consumer Staples	4.1
Energy	4.0
Utilities	2.5
Communication Services	2.2
Short-Term Investments	4.1%

Total Investments	100.0%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2023, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
E-mini Russell 2000 Index March Futures	16	3/23	$1,515,568	$1,519,280	$3,712
S&P MidCap 400 E-mini Index March Futures	3	3/23	782,775	780,960	(1,815)

					$1,897

At February 28, 2023, Small-Mid Cap Equity Fund had deposited cash of $122,996 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar
USD	— United States Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.8%

Australia — 3.3%
114,749	Allkem Ltd.*	$880,540
4,131	Ampol Ltd.	91,457
53,680	ANZ Group Holdings Ltd.	889,276
21,184	APA Group	152,728
10,746	Aristocrat Leisure Ltd.	263,537
3,648	ASX Ltd.	166,724
32,169	Aurizon Holdings Ltd.	71,552
98,086	Bank of Queensland Ltd.	465,276
372,369	Beach Energy Ltd.	353,708
90,965	BHP Group Ltd	2,779,908
8,952	BlueScope Steel Ltd.	115,110
24,809	Brambles Ltd.	214,560
42,450	Charter Hall Group, REIT	379,242
15,947	Cochlear Ltd.	2,379,728
23,991	Coles Group Ltd.	293,191
30,549	Commonwealth Bank of Australia	2,066,565
9,612	Computershare Ltd.	160,811
34,116	CSL Ltd.	6,793,149
104,009	CSR Ltd.	355,482
19,276	Dexus, REIT	109,152
2,915	EBOS Group Ltd.*	79,951
52,937	Elders Ltd.	331,761
24,923	Endeavour Group Ltd.	114,426
30,403	Fortescue Metals Group Ltd.	439,305
30,385	Goodman Group, REIT	404,975
34,455	GPT Group (The), REIT	108,992
3,512	IDP Education Ltd.	67,663
12,767	IGO Ltd.	113,149
119,132	Iluka Resources Ltd.	838,370
239,073	Incitec Pivot Ltd.	552,582
46,259	Insurance Australia Group Ltd.	144,610
16,229	JB Hi-Fi Ltd.(a)	456,097
13,093	Lendlease Corp., Ltd.	67,129
38,325	Lottery Corp., Ltd. (The)*	133,576
22,234	Macquarie Group Ltd.	2,827,172
49,169	Medibank Pvt Ltd.	110,427
3,018	Mineral Resources Ltd.	168,180
75,072	Mirvac Group, REIT	114,359
56,860	National Australia Bank Ltd.	1,146,216
16,035	Newcrest Mining Ltd.	246,897
210,022	Nine Entertainment Co. Holdings Ltd.	273,999
20,407	Northern Star Resources Ltd.	143,747
301,657	OceanaGold Corp.*	614,566
8,170	Orica Ltd.	88,886
30,199	Origin Energy Ltd.	162,605
47,443	Pilbara Minerals Ltd.*	132,520
16,037	Qantas Airways Ltd.*	69,135
26,630	QBE Insurance Group Ltd.	270,035
3,287	Ramsay Health Care Ltd.	149,195
1,005	REA Group Ltd.	82,672
4,386	Reece Ltd.	48,622
217,416	Region RE Ltd., REIT, Class Miscella Shares	372,805
30,387	Rio Tinto Ltd.	2,382,271
57,231	Santos Ltd.	269,073
91,987	Scentre Group, REIT	184,165

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Australia — 3.3% — (continued)
5,999	SEEK Ltd.	$97,089
34,263	Seven Group Holdings Ltd.(a)	563,734
7,970	Sonic Healthcare Ltd.	172,402
83,098	South32 Ltd.	242,703
43,763	Stockland, REIT	113,045
22,399	Suncorp Group Ltd.	193,538
60,532	Super Retail Group Ltd.	527,205
67,444	Technology One Ltd.	673,685
72,210	Telstra Group Ltd.	201,954
55,201	Transurban Group	526,073
13,457	Treasury Wine Estates Ltd.	126,547
73,321	Vicinity Ltd., REIT	100,486
3,662	Washington H Soul Pattinson & Co., Ltd.	71,717
20,362	Wesfarmers Ltd.	659,884
62,858	Westpac Banking Corp.	951,568
2,590	WiseTech Global Ltd.	109,250
34,090	Woodside Energy Group Ltd.	828,065
21,794	Woolworths Group Ltd.	540,683

	Total Australia	39,391,457

Austria — 0.2%
61,593	Erste Group Bank AG	2,420,100
2,644	OMV AG	128,641
1,220	Verbund AG	105,674
2,335	Voestalpine AG	86,231

	Total Austria	2,740,646

Belgium — 0.8%
2,983	Ageas SA NV	134,807
76,783	Anheuser-Busch InBev SA/NV	4,655,526
465	D’ieteren Group	90,059
576	Elia Group SA/NV	75,828
1,731	Groupe Bruxelles Lambert NV	145,332
4,491	KBC Group NV	335,918
288	Sofina SA	71,755
1,364	Solvay SA	156,039
25,169	UCB SA	2,165,271
33,776	Umicore SA	1,125,485
2,771	Warehouses de Pauw CVA, REIT	84,673

	Total Belgium	9,040,693

Brazil — 0.2%
288,426	B3 SA — Brasil Bolsa Balcao	581,154
646,213	Banco Bradesco SA, ADR(a)	1,634,919

	Total Brazil	2,216,073

Canada — 3.2%
71,426	Alamos Gold Inc., Class A Shares	728,105
248,534	Alimentation Couche-Tard Inc.	11,658,540
21,481	ATS Corp.*	866,607
15,449	AutoCanada Inc.*(a)	330,480
57,361	Birchcliff Energy Ltd.(a)	352,687
18,115	Boardwalk Real Estate Investment Trust, Class Trust Un Shares(a)	783,649
12,955	BRP Inc.	1,122,472
102,828	Canadian National Railway Co.	11,711,186
58,901	Celestica Inc.*	761,002
7,866	Descartes Systems Group Inc. (The)*	580,143

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Canada — 3.2% — (continued)
95,732	Dundee Precious Metals Inc.	$614,571
56,650	Element Fleet Management Corp.	809,137
36,398	Finning International Inc.	923,187
115,999	Headwater Exploration Inc.(a)	509,204
13,261	Laurentian Bank of Canada(a)	335,182
2,752	lululemon athletica Inc.*	850,918
39,813	NuVista Energy Ltd.*	350,120
41,448	Parex Resources Inc.	675,537
16,889	Stella-Jones Inc.	611,175
5	Tilray Brands Inc.*	14
26,474	Toronto-Dominion Bank (The)	1,762,605
38,819	TransAlta Corp.(a)	314,637
49,545	Tricon Residential Inc.	400,848
18,889	Vermilion Energy Inc.	253,044
86,875	Whitecap Resources Inc.(a)	665,943

	Total Canada	37,970,993

Chile — 0.1%
62,252	Antofagasta PLC	1,174,265

China — 0.4%
72,640	Alibaba Group Holding Ltd.*	798,223
2,560,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(b)	1,873,545
4,340	Meituan, Class B Shares*(c)	74,989
37,600	Tencent Holdings Ltd.	1,652,235

	Total China	4,398,992

Denmark — 3.1%
59	AP Moller – Maersk AS, Class A Shares	135,058
89	AP Moller – Maersk AS, Class B Shares	207,363
12,787	Bavarian Nordic AS*(a)	394,479
1,748	Carlsberg AS, Class B Shares	246,931
50,820	Chr Hansen Holding AS	3,520,915
41,733	Coloplast AS, Class B Shares	4,820,279
12,384	Danske Bank AS	287,523
1,484	Demant AS*	44,404
3,361	DSV AS	610,764
1,182	Genmab AS*	444,517
22,342	ISS AS*	486,734
9,913	Jyske Bank AS, Class Registered Shares*	830,700
122,247	Novo Nordisk AS, Class B Shares	17,300,204
75,442	Novozymes AS, Class B Shares	3,632,951
3,396	Orsted AS(c)	294,947
6,011	Pandora AS	568,659
172	Rockwool AS, Class B Shares	39,138
6,727	Tryg AS	148,895
105,947	Vestas Wind Systems AS	3,014,850

	Total Denmark	37,029,311

Finland — 0.9%
2,633	Elisa OYJ	149,489
8,450	Fortum OYJ	128,608
4,838	Kesko OYJ, Class B Shares	105,207
109,302	Kone OYJ, Class B Shares	5,664,592
16,295	Konecranes OYJ, Class A Shares	553,886
11,931	Metso Outotec OYJ	127,192
7,596	Neste OYJ	365,956

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Finland — 0.9% — (continued)
97,156	Nokia OYJ	$448,863
60,360	Nordea Bank Abp	764,177
1,888	Orion OYJ, Class B Shares	88,910
8,613	Sampo OYJ, Class A Shares	419,018
10,291	Stora Enso OYJ, Class R Shares	145,506
19,991	TietoEVRY OYJ	634,475
9,583	UPM-Kymmene OYJ	347,550
27,671	Valmet OYJ	913,243
7,967	Wartsila OYJ Abp	76,976

	Total Finland	10,933,648

France — 12.1%
15,341	Accor SA*	510,304
514	Aeroports de Paris*	74,502
75,451	Air Liquide SA	11,994,157
10,613	Airbus SE	1,390,786
301,577	Alstom SA(a)	8,854,101
998	Amundi SA(c)	65,742
8,056	Arkema SA	817,269
263,991	AXA SA	8,322,642
694	BioMerieux	67,935
51,210	BNP Paribas SA	3,580,579
15,448	Bollore SE	86,382
4,240	Bouygues SA	143,616
5,441	Bureau Veritas SA	155,534
2,940	Capgemini SE	552,207
272,600	Carrefour SA	5,384,923
8,870	Cie de Saint-Gobain	527,104
12,180	Cie Generale des Etablissements Michelin SCA	382,639
959	Covivio, REIT	61,461
21,731	Credit Agricole SA	265,514
179,492	Danone SA	10,105,800
426	Dassault Aviation SA	73,273
120,967	Dassault Systemes SE	4,671,132
15,102	Edenred	851,225
10,524	Eiffage SA	1,157,123
39,231	Elis SA	704,883
32,792	Engie SA	478,479
14,708	EssilorLuxottica SA	2,554,014
816	Eurazeo SE	54,950
804	Gecina SA, REIT	92,687
8,198	Getlink SE	137,920
2,239	Hermes International	4,049,901
4,433	Ipsen SA	506,584
3,859	Kering SA	2,257,134
38,892	Klepierre SA, REIT*	971,772
10,773	La Francaise des Jeux SAEM(c)	425,758
18,967	Legrand SA	1,750,999
18,136	L’Oréal SA	7,177,230
14,186	LVMH Moët Hennessy Louis Vuitton SE	11,809,295
5,316	Nexans SA	512,939
15,629	Nexity SA	414,957
35,819	Orange SA	408,721
22,913	Pernod Ricard SA	4,787,239
4,102	Publicis Groupe SA	325,664
455	Remy Cointreau SA	80,014

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

France — 12.1% — (continued)
14,414	Renault SA*	$646,848
35,690	Rexel SA	886,791
6,136	Safran SA	868,747
120,691	Sanofi	11,300,080
483	Sartorius Stedim Biotech	157,211
30,750	Schneider Electric SE	4,931,497
395	SEB SA	45,633
14,496	Societe Generale SA	418,628
1,651	Sodexo SA	153,145
3,311	SOITEC*	493,346
4,676	Sopra Steria Group SACA	924,193
26,147	SPIE SA	717,113
22,062	Technip Energies NV	426,714
1,061	Teleperformance	275,371
1,916	Thales SA	267,690
208,225	TotalEnergies SE	12,878,749
2,224	Unibail - Rodamco-Westfield, REIT*(a)	140,200
87,479	Valeo	1,824,369
58,616	Vallourec SA*(a)	833,781
11,949	Veolia Environnement SA	357,086
52,909	Vinci SA	6,027,983
54,335	Vivendi SE	559,220
427	Wendel SE	48,449
4,246	Worldline SA*(c)	177,276

	Total France	144,957,210

Germany — 7.3%
27,215	adidas AG	4,073,895
24,758	AIXTRON SE	761,302
7,333	Allianz SE, Class Registered Shares	1,722,527
6,515	Aurubis AG	639,493
16,490	BASF SE	844,468
119,661	Bayer AG, Class Registered Shares	7,122,242
28,266	Bayerische Motoren Werke AG	2,921,394
18,842	Bechtle AG	795,967
1,803	Beiersdorf AG	215,450
2,727	Brenntag SE	205,907
766	Carl Zeiss Meditec AG	102,391
19,864	Commerzbank AG*	242,018
1,992	Continental AG	143,188
3,469	Covestro AG(c)	152,748
8,430	CTS Eventim AG & Co. KGaA*	554,510
8,126	Daimler Truck Holding AG*	257,806
3,145	Delivery Hero SE*(c)	127,001
37,106	Deutsche Bank AG, Class Registered Shares	462,927
3,411	Deutsche Boerse AG	595,142
10,489	Deutsche Lufthansa AG, Class Registered Shares*	108,948
60,365	Deutsche Pfandbriefbank AG(c)	597,714
17,797	Deutsche Post AG, Class Registered Shares	755,131
383,362	Deutsche Telekom AG, Class Registered Shares	8,608,235
40,308	E.ON SE	440,474
22,168	Encavis AG	434,611
3,574	Evonik Industries AG	76,420
7,164	Fraport AG Frankfurt Airport Services Worldwide*	388,436
25,523	Freenet AG	637,057
3,739	Fresenius Medical Care AG & Co. KGaA	145,959

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 7.3% — (continued)
7,570	Fresenius SE & Co. KGaA	$208,334
19,453	GEA Group AG	856,152
9,799	Gerresheimer AG	861,738
1,080	Hannover Rueck SE	210,057
2,518	HeidelbergCement AG	173,428
3,095	HelloFresh SE*	69,556
1,895	Henkel AG & Co. KGaA	131,168
10,238	HUGO BOSS AG	700,933
101,029	Infineon Technologies AG	3,580,672
1,195	Knorr-Bremse AG	81,370
10,801	Lanxess AG	503,814
1,410	LEG Immobilien SE	102,480
14,406	Mercedes-Benz Group AG	1,106,707
34,980	Merck KGaA	6,633,274
955	MTU Aero Engines AG	230,764
2,515	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	867,361
1,101	Nemetschek SE	62,517
1,866	Puma SE	119,204
103	Rational AG	68,385
3,306	Rheinmetall AG	840,867
131,735	RWE AG	5,598,982
189,222	SAP SE	21,505,239
1,494	Scout24 SE(c)	82,028
35,061	Siemens AG, Class Registered Shares	5,366,108
8,142	Siemens Energy AG*	163,223
5,063	Siemens Healthineers AG(c)	264,380
2,384	Symrise AG, Class A Shares	244,122
50,334	TAG Immobilien AG	400,698
17,015	Telefonica Deutschland Holding AG	51,657
19,315	United Internet AG, Class Registered Shares	423,244
5,134	VERBIO Vereinigte BioEnergie AG	258,429
8,349	Vitesco Technologies Group AG*	580,215
527	Volkswagen AG	94,071
12,860	Vonovia SE	324,363
21,344	Zalando SE*(c)	848,833

	Total Germany	87,747,734

Hong Kong — 2.5%
1,042,600	AIA Group Ltd.	11,046,506
45,600	ASMPT Ltd.	389,384
586,000	BOC Hong Kong Holdings Ltd.	1,986,973
30,400	Budweiser Brewing Co. APAC Ltd.(c)	90,990
35,500	CK Asset Holdings Ltd.	222,461
48,000	CK Hutchison Holdings Ltd.	286,626
11,500	CK Infrastructure Holdings Ltd.	60,635
515,000	CLP Holdings Ltd.	3,644,070
34,200	ESR Group Ltd.(c)	58,097
988	Futu Holdings Ltd., ADR*(a)	48,619
40,000	Galaxy Entertainment Group Ltd.	265,865
1,261,000	Hang Lung Properties Ltd.	2,432,307
13,700	Hang Seng Bank Ltd.	222,713
24,894	Henderson Land Development Co., Ltd.	87,352
72,000	HKT Trust & HKT Ltd., Class Miscella Shares	93,547
199,380	Hong Kong & China Gas Co., Ltd.	187,406
21,599	Hong Kong Exchanges & Clearing Ltd.	865,840
20,100	Hongkong Land Holdings Ltd.	91,840

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Hong Kong — 2.5% — (continued)
142,000	Hysan Development Co., Ltd.(a)	$449,406
73,500	Jardine Matheson Holdings Ltd.	3,638,806
37,900	Link REIT(d)	249,031
37,119	Melco Resorts & Entertainment Ltd., ADR*	474,381
28,500	MTR Corp., Ltd.	143,573
25,669	New World Development Co., Ltd.	69,787
1,231,000	Pacific Basin Shipping Ltd.	446,760
26,500	Power Assets Holdings Ltd.	141,769
68,646	Sino Land Co., Ltd.	87,938
21,000	SITC International Holdings Co., Ltd.	43,863
26,000	Sun Hung Kai Properties Ltd.	354,993
10,000	Swire Pacific Ltd., Class A Shares	81,600
19,800	Swire Properties Ltd.	52,076
102,000	Techtronic Industries Co., Ltd.(e)	1,008,579
488,000	United Laboratories International Holdings Ltd. (The)	292,209
146,500	WH Group Ltd.(c)	85,071
31,000	Wharf Real Estate Investment Co., Ltd.	169,761
31,000	Xinyi Glass Holdings Ltd.	57,991

	Total Hong Kong	29,928,825

India — 0.2%
93,285	HDFC Bank Ltd.	1,808,115

Indonesia — 0.1%
2,022,000	Bank Central Asia Tbk PT	1,159,989

Ireland — 1.6%
2,349	AerCap Holdings NV*	146,672
18,111	AIB Group PLC	77,483
154,835	Bank of Ireland Group PLC	1,706,343
13,555	CRH PLC	636,812
113,077	Dalata Hotel Group PLC*	513,787
1,738	DCC PLC	96,465
167,528	Experian PLC	5,639,812
2,999	Flutter Entertainment PLC*	482,770
46,626	Glanbia PLC	577,440
8,354	James Hardie Industries PLC, CDI	173,819
2,859	Kerry Group PLC, Class A Shares	273,574
2,705	Kingspan Group PLC	176,019
94,378	Ryanair Holdings PLC, ADR*	8,755,447
4,625	Smurfit Kappa Group PLC	172,611

	Total Ireland	19,429,054

Isle of Man — 0.0%@
65,135	Playtech PLC*	440,810

Israel — 0.4%
673	Azrieli Group Ltd.	37,707
22,723	Bank Hapoalim BM	189,912
27,658	Bank Leumi Le-Israel BM	214,879
35,167	Bezeq The Israeli Telecommunication Corp., Ltd.	48,740
1,801	Check Point Software Technologies Ltd.*	222,820
708	CyberArk Software Ltd.*	102,497
458	Elbit Systems Ltd.	77,548
993	First International Bank of Israel Ltd. (The)*	35,191
13,469	ICL Group Ltd.	97,894
16,867	Inmode Ltd.*	595,574
1	Isracard Ltd.	3

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Israel — 0.4% — (continued)
21,222	Israel Discount Bank Ltd., Class A Shares	$100,550
2,934	Mizrahi Tefahot Bank Ltd.	87,177
1,138	Nice Ltd.*	235,435
5,820	Nice Ltd., ADR*(a)	1,207,126
35,172	Perion Network Ltd.*	1,186,703
20,773	Teva Pharmaceutical Industries Ltd., ADR*	205,861
2,052	Tower Semiconductor Ltd.*	83,853
1,081	Wix.com Ltd.*	97,863

	Total Israel	4,827,333

Italy — 3.5%
2,418	Amplifon SpA	69,869
19,943	Assicurazioni Generali SpA	394,514
166,175	Banco BPM SpA	724,813
26,671	Buzzi Unicem SpA	613,243
9,133	Davide Campari-Milano NV	102,306
491	DiaSorin SpA	59,170
2,122,321	Enel SpA	11,906,970
44,885	Eni SpA	635,238
12,163	Ferrari NV	3,153,876
136,596	FinecoBank Banca Fineco SpA	2,361,007
5,479	Infrastrutture Wireless Italiane SpA(c)	60,280
299,943	Intesa Sanpaolo SpA	812,244
218,485	Iren SpA	378,443
39,704	Leonardo SpA	446,607
10,875	Mediobanca Banca di Credito Finanziario SpA	116,129
3,663	Moncler SpA	223,172
10,618	Nexi SpA*(c)	85,657
9,208	Poste Italiane SpA(c)	99,311
4,496	Prysmian SpA	172,839
62,945	Recordati Industria Chimica e Farmaceutica SpA	2,670,272
5,999	Reply SpA	719,758
35,828	Snam SpA	175,850
187,027	Telecom Italia SpA*	61,001
25,109	Terna – Rete Elettrica Nazionale	188,683
758,147	UniCredit SpA	15,510,593

	Total Italy	41,741,845

Japan — 16.2%
3,400	Advantest Corp.	269,871
11,700	Aeon Co., Ltd.(a)	218,264
3,400	AGC Inc.	126,088
2,500	Aisin Corp.	68,354
8,200	Ajinomoto Co., Inc.	241,983
48,800	Alps Alpine Co., Ltd.	465,353
2,700	ANA Holdings Inc.*	54,729
8,200	Asahi Group Holdings Ltd.	290,036
3,600	Asahi Intecc Co., Ltd.	61,169
23,600	Asahi Kasei Corp.	164,625
15,800	Asics Corp.	399,572
33,000	Astellas Pharma Inc.	463,468
2,000	Azbil Corp.	51,888
3,500	Bandai Namco Holdings Inc.	216,282
14,100	BayCurrent Consulting Inc.	553,683
76,400	Bridgestone Corp.	2,931,763
4,700	Brother Industries Ltd.	69,139

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.2% — (continued)
18,000	Canon Inc.	$386,927
3,000	Capcom Co., Ltd.	94,536
2,700	Central Japan Railway Co.	302,986
8,900	Chiba Bank Ltd. (The)	65,159
11,600	Chubu Electric Power Co., Inc.	120,356
12,100	Chugai Pharmaceutical Co., Ltd.	301,614
30,100	CKD Corp.	465,095
21,900	Concordia Financial Group Ltd.	94,087
31,500	Credit Saison Co., Ltd.	429,384
7,700	CyberAgent Inc.	65,756
3,800	Dai Nippon Printing Co., Ltd.	102,279
16,800	Daido Steel Co., Ltd.(a)	658,881
1,700	Daifuku Co., Ltd.	92,521
14,500	Daihen Corp.	456,235
17,600	Dai-ichi Life Holdings Inc.	375,343
31,500	Daiichi Sankyo Co., Ltd.	990,836
48,300	Daikin Industries Ltd.	8,280,579
1,100	Daito Trust Construction Co., Ltd.	103,587
10,800	Daiwa House Industry Co., Ltd.	249,300
38	Daiwa House REIT Investment Corp., Class A Shares	78,432
24,400	Daiwa Securities Group Inc.	116,665
7,800	Denso Corp.	414,665
4,000	Dentsu Group Inc.	128,374
5,900	Disco Corp.(a)	1,850,034
5,400	East Japan Railway Co.	273,441
11,800	Ebara Corp.	501,744
28,500	Eiken Chemical Co., Ltd.	326,741
4,500	Eisai Co., Ltd.	242,802
54,150	ENEOS Holdings Inc.	187,048
89,000	FANUC Corp.	15,114,900
3,300	Fast Retailing Co., Ltd.(a)	651,931
2,200	Fuji Electric Co., Ltd.	85,307
8,500	Fuji Soft Inc.	501,281
24,400	FUJIFILM Holdings Corp.	1,138,402
79,300	Fujikura Ltd.	562,610
3,700	Fujitsu Ltd.	476,075
20,900	FULLCAST Holdings Co., Ltd.	387,415
5,800	Fuyo General Lease Co., Ltd.	399,581
72	GLP J-REIT	75,724
700	GMO Payment Gateway Inc.	57,333
3,900	Goldwin Inc.	338,430
24,800	H.U. Group Holdings Inc.	488,155
4,700	Hakuhodo DY Holdings Inc.	52,284
2,400	Hamamatsu Photonics KK	118,035
4,200	Hankyu Hanshin Holdings Inc.	119,314
400	Hikari Tsushin Inc.	57,936
645	Hirose Electric Co., Ltd.	78,870
1,700	Hitachi Construction Machinery Co., Ltd.	38,016
17,400	Hitachi Ltd.	880,433
29,300	Honda Motor Co., Ltd.	759,514
1,800	Hoshizaki Corp.	63,798
51,600	Hoya Corp.	5,104,197
6,200	Hulic Co., Ltd.	49,401
2,100	Ibiden Co., Ltd.	71,805
3,637	Idemitsu Kosan Co., Ltd.	80,764
2,600	Iida Group Holdings Co., Ltd.	43,088

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.2% — (continued)
64,900	INFRONEER Holdings Inc.	$492,397
18,500	Inpex Corp.	193,209
54,800	Internet Initiative Japan Inc.	1,095,926
1,128	Invincible Investment Corp., REIT	454,519
10,800	Isuzu Motors Ltd.	129,208
21,300	ITOCHU Corp.	636,527
2,000	Itochu Techno-Solutions Corp.	44,423
57,500	J Front Retailing Co., Ltd.(a)	533,167
2,800	Japan Airlines Co., Ltd.*	52,630
9,000	Japan Exchange Group Inc.	134,088
124	Japan Metropolitan Fund Invest, REIT	93,078
6,700	Japan Post Bank Co., Ltd.(a)	57,896
42,700	Japan Post Holdings Co., Ltd.	379,491
3,300	Japan Post Insurance Co., Ltd.	57,251
22	Japan Real Estate Investment Corp., REIT	91,279
21,500	Japan Tobacco Inc.	437,111
9,100	Jeol Ltd.(a)	283,338
9,000	JFE Holdings Inc.	111,857
30,000	JGC Holdings Corp.	384,799
3,000	JSR Corp.	68,185
7,400	Kajima Corp.	88,429
22,300	Kaneka Corp	560,119
12,900	Kansai Electric Power Co., Inc. (The)	121,258
8,500	Kao Corp.	317,847
109,400	KDDI Corp.	3,202,829
1,700	Keio Corp.	59,337
2,500	Keisei Electric Railway Co., Ltd.	72,363
150	Kenedix Office Investment Corp., REIT, Class A Shares	351,999
24,000	Keyence Corp.	10,342,500
2,500	Kikkoman Corp.	117,017
3,100	Kintetsu Group Holdings Co., Ltd.	93,817
14,800	Kirin Holdings Co., Ltd.	221,639
800	Kobayashi Pharmaceutical Co., Ltd.	48,120
2,800	Kobe Bussan Co., Ltd.	76,448
2,000	Koei Tecmo Holdings Co., Ltd.	33,474
4,200	Koito Manufacturing Co., Ltd.	70,541
16,600	Komatsu Ltd.	396,808
18,400	Komeri Co., Ltd.	358,132
1,600	Konami Group Corp.	70,622
103,100	Konica Minolta Inc.(a)	449,825
600	Kose Corp.	67,697
101,000	Kubota Corp.	1,524,664
2,000	Kurita Water Industries Ltd.	90,740
5,800	Kyocera Corp.	287,022
5,100	Kyowa Kirin Co., Ltd.	109,052
1,400	Lasertec Corp.	227,778
5,300	Lixil Corp.	84,352
7,900	M3 Inc.	187,870
33,400	Makita Corp.	817,713
27,800	Marubeni Corp.	355,264
2,100	MatsukiyoCocokara & Co.	97,639
9,700	Mazda Motor Corp.	87,053
1,500	McDonald’s Holdings Co. Japan Ltd.	59,385
188,800	Mebuki Financial Group Inc.	507,714
2,100	MEIJI Holdings Co., Ltd.	96,187
6,900	MINEBEA MITSUMI Inc.	119,681

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.2% — (continued)
165,100	MISUMI Group Inc.	$3,928,046
23,100	Mitsubishi Chemical Group Corp.	134,536
22,700	Mitsubishi Corp.	771,739
34,700	Mitsubishi Electric Corp.	389,611
21,200	Mitsubishi Estate Co., Ltd.	263,564
11,100	Mitsubishi HC Capital Inc.	57,978
5,700	Mitsubishi Heavy Industries Ltd.	209,951
214,600	Mitsubishi UFJ Financial Group Inc.(a)	1,523,114
25,700	Mitsui & Co., Ltd.	723,098
3,100	Mitsui Chemicals Inc.	74,503
16,300	Mitsui Fudosan Co., Ltd.	310,656
6,300	Mitsui OSK Lines Ltd.(a)	164,723
43,290	Mizuho Financial Group Inc.(a)	674,917
4,800	MonotaRO Co., Ltd.	65,242
9,000	Morinaga Milk Industry Co., Ltd.	305,535
8,000	MS&AD Insurance Group Holdings Inc.	261,094
238,400	Murata Manufacturing Co., Ltd.	12,882,735
52,800	Nabtesco Corp.	1,364,905
4,300	NEC Corp.	153,953
16,800	NET One Systems Co., Ltd.	382,922
8,500	Nexon Co., Ltd.	183,473
17,900	Nextage Co., Ltd.(a)	402,271
4,100	NGK Insulators Ltd.	54,549
42,900	Nichicon Corp.	425,013
8,000	Nidec Corp.	407,381
5,800	Nihon M&A Center Holdings Inc.	48,270
19,800	Nintendo Co., Ltd.	741,569
86	Nippon Accommodations Fund Inc., REIT, Class A Shares(a)	383,757
27	Nippon Building Fund Inc., REIT	113,924
1,300	Nippon Express Holdings Inc.	72,563
15,800	Nippon Paint Holdings Co., Ltd.	139,237
36	Nippon Prologis REIT Inc.	76,962
3,200	Nippon Sanso Holdings Corp.	56,952
800	Nippon Shinyaku Co., Ltd.	35,840
14,500	Nippon Steel Corp.	322,548
21,500	Nippon Telegraph & Telephone Corp.	623,292
8,600	Nippon Yusen KK(a)	223,088
2,400	Nissan Chemical Corp.	105,400
43,100	Nissan Motor Co., Ltd.	166,999
4,100	Nisshin Seifun Group Inc.	47,399
1,100	Nissin Foods Holdings Co., Ltd.	91,619
92,600	Nissui Corp.	371,337
1,500	Nitori Holdings Co., Ltd.	169,390
2,600	Nitto Denko Corp.	156,574
51,500	Nomura Holdings Inc.	212,261
2,100	Nomura Real Estate Holdings Inc.	46,692
75	Nomura Real Estate Master Fund Inc., REIT	83,245
6,880	Nomura Research Institute Ltd.	153,642
11,700	NTT Data Corp.	162,034
11,300	Obayashi Corp.	83,576
16,300	Obic Co., Ltd.	2,383,581
5,700	Odakyu Electric Railway Co., Ltd.	69,058
16,300	Oji Holdings Corp.	66,205
21,900	Olympus Corp.	368,953
3,500	Omron Corp.	188,793
6,300	Ono Pharmaceutical Co., Ltd.	128,516

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.2% — (continued)
1,300	Open House Group Co., Ltd.	$46,781
800	Oracle Corp. Japan	54,554
17,200	Organo Corp.(a)	429,484
3,600	Oriental Land Co., Ltd.	575,220
21,500	ORIX Corp.	384,835
6,900	Osaka Gas Co., Ltd.	112,143
1,800	Otsuka Corp.	60,718
7,000	Otsuka Holdings Co., Ltd.	212,534
7,200	Pan Pacific International Holdings Corp.	131,338
39,700	Panasonic Holdings Corp.	346,087
3,000	Persol Holdings Co., Ltd.	60,081
16,600	Rakuten Group Inc.	81,733
54,600	Recruit Holdings Co., Ltd.	1,473,479
20,800	Renesas Electronics Corp.*	270,988
103,000	Rengo Co., Ltd.	668,297
38,200	Resona Holdings Inc.	210,411
32,500	Resorttrust Inc.	507,272
10,000	RiCoh Co., Ltd.	77,702
3,400	Rinnai Corp.	238,105
1,600	Rohm Co., Ltd.	123,139
13,600	Sankyo Co., Ltd.	554,040
13,000	Sankyu Inc.	478,332
50,200	Sanwa Holdings Corp.	529,428
11,800	Sawai Group Holdings Co., Ltd.	326,729
4,800	SBI Holdings Inc.	103,530
2,500	SCSK Corp.	36,353
3,700	Secom Co., Ltd.	215,310
4,700	Seiko Epson Corp.(a)	64,660
102,900	Sekisui Chemical Co., Ltd.	1,379,226
10,900	Sekisui House Ltd.	206,508
13,500	Seven & i Holdings Co., Ltd.	603,822
5,000	SG Holdings Co., Ltd.	72,070
5,000	Sharp Corp.	34,320
65,000	Shimadzu Corp.	1,885,200
5,600	Shimamura Co., Ltd.	522,985
1,300	Shimano Inc.	201,945
10,400	Shimizu Corp.	56,143
39,300	Shin-Etsu Chemical Co., Ltd.	5,526,826
32,300	Shinko Electric Industries Co., Ltd.(a)	882,747
4,700	Shionogi & Co., Ltd.	209,145
7,200	Shiseido Co., Ltd.	330,245
7,500	Shizuoka Financial Group Inc.	59,948
14,500	SMC Corp.	7,337,266
51,600	Softbank Corp.	582,703
21,700	SoftBank Group Corp.	882,005
5,600	Sompo Holdings Inc.	239,621
58,500	Sony Group Corp.	4,879,131
1,700	Square Enix Holdings Co., Ltd	75,710
17,900	Starts Corp., Inc.	337,051
10,800	Subaru Corp.	173,646
6,700	SUMCO Corp.	92,857
26,600	Sumitomo Chemical Co., Ltd.	93,626
20,200	Sumitomo Corp.	344,628
13,300	Sumitomo Electric Industries Ltd.	163,490
20,500	Sumitomo Forestry Co., Ltd.	392,884
4,300	Sumitomo Metal Mining Co., Ltd.	159,951

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.2% — (continued)
210,390	Sumitomo Mitsui Financial Group Inc.	$9,207,577
5,900	Sumitomo Mitsui Trust Holdings Inc.	218,686
5,700	Sumitomo Realty & Development Co., Ltd.	134,589
2,400	Suntory Beverage & Food Ltd.	84,258
19,300	Suzuken Co., Ltd.	486,367
6,600	Suzuki Motor Corp.	232,012
75,600	Sysmex Corp.	4,530,854
9,900	T&D Holdings Inc.	149,720
3,400	Taisei Corp.	110,876
229,554	Takeda Pharmaceutical Co., Ltd.	7,066,320
21,600	Takeuchi Manufacturing Co., Ltd.	461,148
7,000	TDK Corp.	234,575
21,000	TechnoPro Holdings Inc.	535,713
63,300	Terumo Corp.	1,702,024
4,300	TIS Inc.	106,515
3,200	Tobu Railway Co., Ltd.	71,451
1,900	Toho Co., Ltd.	66,144
43,100	Tokai Carbon Co., Ltd.	420,665
99,100	Tokio Marine Holdings Inc.	2,103,811
27,400	Tokyo Electric Power Co. Holdings Inc.*	90,928
11,400	Tokyo Electron Ltd.	3,911,540
7,400	Tokyo Gas Co., Ltd.	142,839
8,300	Tokyo Ohka Kogyo Co., Ltd.	438,265
11,900	Tokyo Seimitsu Co., Ltd.	436,386
38,900	Tokyo Tatemono Co., Ltd.	476,556
11,600	Tokyotokeiba Co., Ltd.	322,040
10,100	Tokyu Corp.	121,509
4,400	Toppan Inc.	79,594
24,900	Toray Industries Inc.	142,498
7,000	Toshiba Corp.	216,473
5,300	Tosoh Corp.	72,091
2,400	TOTO Ltd.	80,231
10,200	Toyo Suisan Kaisha Ltd.	411,930
39,400	Toyo Tire Corp.	466,457
2,700	Toyota Industries Corp.	158,787
373,300	Toyota Motor Corp.	5,072,684
3,900	Toyota Tsusho Corp.	159,242
2,500	Trend Micro Inc.	118,045
7,200	Unicharm Corp.	266,673
19,400	Ushio Inc.	222,352
3,500	USS Co., Ltd.	56,784
4,800	Visional Inc.*	320,957
2,000	Welcia Holdings Co., Ltd.	43,759
12,700	West Holdings Corp.(a)	311,397
3,800	West Japan Railway Co.	147,665
2,300	Yakult Honsha Co., Ltd.	156,771
2,700	Yamaha Corp.	102,512
5,300	Yamaha Motor Co., Ltd.	135,653
39,200	YA-MAN Ltd.	452,169
4,900	Yamato Holdings Co., Ltd.	82,807
4,300	Yaskawa Electric Corp.	168,770
3,800	Yokogawa Electric Corp.	56,765
47,900	Z Holdings Corp.	129,717
10,800	Zenkoku Hosho Co., Ltd.(a)	411,683
2,000	ZOZO Inc.	44,584

	Total Japan	193,759,772

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Jordan — 0.0%@
2,759	Hikma Pharmaceuticals PLC	$57,350

Luxembourg — 0.1%
9,456	ArcelorMittal SA	283,717
15,445	Aroundtown SA	40,041
2,378	Eurofins Scientific SE	165,772
8,984	Tenaris SA	148,542

	Total Luxembourg	638,072

Macau — 0.2%
534,000	Sands China Ltd.*	1,855,305

Netherlands — 4.3%
23,386	Aalberts NV	1,135,520
7,405	ABN AMRO Bank NV, Dutch Certificate, GDR(c)	130,783
1,035	Adyen NV*(c)	1,467,453
30,922	Aegon NV	161,077
129,000	Akzo Nobel NV	9,428,464
989	Argenx SE*	359,965
841	ASM International NV	286,540
23,224	ASML Holding NV	14,265,070
19,701	ASR Nederland NV	896,797
6,837	BE Semiconductor Industries NV	529,122
1,627	Euronext NV(c)	118,902
2,015	EXOR NV*	165,861
42,739	Fugro NV*	537,861
2,073	Heineken Holding NV	177,393
4,654	Heineken NV	474,663
1,924	IMCD NV	304,198
490,360	ING Groep NV	6,871,032
1,690	JDE Peet’s NV	49,752
3,362	Just Eat Takeaway.com NV*(c)	73,219
18,775	Koninklijke Ahold Delhaize NV	595,692
3,138	Koninklijke DSM NV	386,280
58,543	Koninklijke KPN NV	200,636
367,999	Koninklijke Philips NV	5,999,455
5,008	NN Group NV	202,664
18,868	OCI NV	626,447
353,121	Pharming Group NV*(a)	427,528
14,420	Prosus NV*	1,032,170
4,067	QIAGEN NV*	187,297
2,193	Randstad NV	134,497
18,803	Signify NV(c)	652,132
40,469	Stellantis NV	708,100
77,932	Universal Music Group NV(a)	1,841,246
4,713	Wolters Kluwer NV	545,414

	Total Netherlands	50,973,230

New Zealand — 0.1%
22,667	Auckland International Airport Ltd.*	122,429
10,060	Fisher & Paykel Healthcare Corp., Ltd.	161,356
13,318	Mercury NZ Ltd.	51,559
21,715	Meridian Energy Ltd.	71,211
33,602	Spark New Zealand Ltd.	103,763
2,410	Xero Ltd.*	125,880

	Total New Zealand	636,198

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Norway — 0.5%
4,886	Adevinta ASA, Class B Shares*	$36,544
5,562	Aker BP ASA	148,726
108,686	DNB Bank ASA	2,172,223
44,650	Equinor ASA	1,362,502
3,394	Gjensidige Forsikring ASA	60,219
1,600	Kongsberg Gruppen ASA	66,554
7,504	Mowi ASA	129,703
139,908	Norsk Hydro ASA	1,017,027
13,215	Orkla ASA	88,846
1,273	Salmar ASA	52,905
18,453	Sparebanken Vest	178,968
12,747	Telenor ASA	142,976
2,973	Yara International ASA	141,260

	Total Norway	5,598,453

Portugal — 0.0%@
49,839	EDP – Energias de Portugal SA	251,452
9,072	Galp Energia SGPS SA	110,412
5,065	Jeronimo Martins SGPS SA	103,989

	Total Portugal	465,853

Singapore — 0.8%
2,175,358	CapitaLand Ascendas REIT	4,467,388
91,750	CapitaLand Integrated Commercial Trust, REIT	131,995
47,700	Capitaland Investment Ltd.	131,558
7,100	City Developments Ltd.	40,572
32,500	DBS Group Holdings Ltd.	824,441
431,400	Frasers Logistics & Commercial Trust, REIT	406,272
105,100	Genting Singapore Ltd.	79,503
23,869	Grab Holdings Ltd., Class A Shares*	76,620
2,000	Jardine Cycle & Carriage Ltd	44,127
26,100	Keppel Corp., Ltd.	106,002
63,729	Mapletree Logistics Trust, REIT	79,804
45,500	Mapletree Pan Asia Commercial Trust, REIT	57,990
60,800	Oversea-Chinese Banking Corp., Ltd.	571,086
6,488	Sea Ltd., ADR*	405,435
344,500	Sembcorp Industries Ltd.	927,003
498,119	Sembcorp Marine Ltd.*(d)	46,920
24,450	Singapore Airlines Ltd.	103,120
15,300	Singapore Exchange Ltd.	98,759
26,400	Singapore Technologies Engineering Ltd.	69,853
148,200	Singapore Telecommunications Ltd.	260,386
21,203	United Overseas Bank Ltd.	470,239
9,271	UOL Group Ltd.	46,928
4,600	Venture Corp., Ltd.	58,540
35,500	Wilmar International Ltd.	103,681

	Total Singapore	9,608,222

South Korea — 2.1%
6,470	Coway Co., Ltd.	261,326
24,630	Daeduck Electronics Co., Ltd.	389,908
7,205	Dentium Co., Ltd.*	658,293
14,898	HK inno N Corp.*(a)	410,134
11,599	JYP Entertainment Corp.*(a)	689,517
3,546	LEENO Industrial Inc.(a)	434,213
2,314	LG Innotek Co., Ltd.(a)	483,337

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

South Korea — 2.1% — (continued)
3,679	Lotte Chilsung Beverage Co., Ltd.(a)	$465,588
7,596	LOTTE Fine Chemical Co., Ltd.	333,554
439	Medytox Inc.*	72,608
287,692	Samsung Electronics Co., Ltd	13,158,510
35,209	Samsung Engineering Co., Ltd.*	699,003
3,154	Samsung SDI Co., Ltd.	1,657,274
76,814	SK Hynix Inc.	5,174,589
11,487	Youngone Corp.*(a)	370,280

	Total South Korea	25,258,134

Spain — 3.9%
460	Acciona SA	86,344
55,563	Acerinox SA	609,110
3,727	ACS Actividades de Construccion y Servicios SA	112,552
42,737	Aena SME SA*(c)	6,604,748
158,110	Amadeus IT Group SA*	9,922,139
48,356	Applus Services SA	339,083
443,845	Banco Bilbao Vizcaya Argentaria SA	3,457,257
301,523	Banco Santander SA	1,186,426
134,433	Bankinter SA	945,756
615,984	CaixaBank SA	2,638,982
10,168	Cellnex Telecom SA(c)	381,732
20,426	Cia de Distribucion Integral Logista Holdings SA	493,211
13,158	Corp. ACCIONA Energias Renovables SA	509,398
5,248	EDP Renovaveis SA	107,537
3,916	Enagas SA	70,173
5,720	Endesa SA	112,431
8,761	Ferrovial SA	242,881
4,911	Grifols SA*	59,779
630,054	Iberdrola SA	7,229,349
341,183	Industria de Diseno Textil SA	10,477,999
59,664	Merlin Properties Socimi SA, REIT	566,157
2,650	Naturgy Energy Group SA	73,037
6,811	Red Electrica Corp. SA	113,052
24,772	Repsol SA	391,436
93,319	Telefonica SA	379,569

	Total Spain	47,110,138

Sweden — 1.8%
5,386	Alfa Laval AB	177,029
17,995	Assa Abloy AB, Class B Shares	437,480
48,225	Atlas Copco AB, Class A Shares	572,650
248,324	Atlas Copco AB, Class B Shares	2,617,023
21,751	Avanza Bank Holding AB(a)	575,030
4,865	Boliden AB	199,390
19,216	Cibus Nordic Real Estate AB	229,101
4,351	Electrolux AB, Class B Shares	52,763
11,842	Embracer Group AB, Class B Shares*	57,106
11,832	Epiroc AB, Class A Shares	227,552
7,047	Epiroc AB, Class B Shares	115,871
6,396	EQT AB	142,879
10,934	Essity AB, Class B Shares(a)	295,222
3,283	Evolution AB(c)	396,565
11,404	Fastighets AB Balder, Class B Shares*	56,459
3,963	Getinge AB, Class B Shares	85,274
13,883	H & M Hennes & Mauritz AB, Class B Shares	174,881

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 1.8% — (continued)
34,946	Hexagon AB, Class B Shares	$387,035
29,857	Hexatronic Group AB	347,897
1,698	Holmen AB, Class B Shares	68,513
7,983	Husqvarna AB, Class B Shares	70,675
2,171	Industrivarden AB, Class A Shares	59,671
2,688	Industrivarden AB, Class C Shares	73,716
5,199	Indutrade AB	110,446
2,336	Investment AB Latour, Class B Shares	48,345
8,757	Investor AB, Class A Shares	179,479
32,711	Investor AB, Class B Shares	631,721
4,617	Kinnevik AB, Class B Shares*	68,592
1,241	L E Lundbergforetagen AB, Class B Shares	57,550
3,879	Lifco AB, Class B Shares	77,389
11,479	Loomis AB, Class B Shares	370,764
72,306	Nibe Industrier AB, Class B Shares	746,469
3,520	Sagax AB, Class B Shares	86,520
122,998	Sandvik AB	2,529,955
8,351	Securitas AB, Class B Shares	71,937
106,470	Sinch AB*(a)(c)	364,073
29,012	Skandinaviska Enskilda Banken AB, Class A Shares	362,785
5,962	Skanska AB, Class B Shares	108,367
6,848	SKF AB, Class B Shares	130,083
223,083	Storskogen Group AB, Class B Shares	207,650
11,312	Svenska Cellulosa AB SCA, Class B Shares	157,813
220,023	Svenska Handelsbanken AB, Class A Shares	2,335,697
174,719	Swedbank AB, Class A Shares	3,565,133
2,981	Swedish Orphan Biovitrum AB*	68,609
10,001	Tele2 AB, Class B Shares	91,945
52,403	Telefonaktiebolaget LM Ericsson, Class B Shares	289,964
49,011	Telia Co. AB	126,520
22,521	Trelleborg AB, Class B Shares	580,475
4,027	Volvo AB, Class A Shares	83,749
27,093	Volvo AB, Class B Shares	542,540
9,985	Volvo Car AB, Class B Shares*	47,028
50,380	Wihlborgs Fastigheter AB	419,908

	Total Sweden	21,881,288

Switzerland — 8.3%
28,220	ABB Ltd., Class Registered Shares	938,792
3,044	Adecco Group AG, Class Registered Shares	108,038
23,294	Alcon Inc.	1,583,419
625	Bachem Holding AG, Class B Shares	62,148
862	Baloise Holding AG, Class Registered Shares	143,062
635	Banque Cantonale Vaudoise, Class Registered Shares	56,554
64	Barry Callebaut AG, Class Registered Shares	127,304
343	BKW AG	50,021
1,765	Bucher Industries AG, Class Registered Shares	797,142
134	Chocoladefabriken Lindt & Spruengli AG	1,466,587
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	221,415
30,297	Cie Financiere Richemont SA, Class Registered Shares	4,545,491
3,537	Clariant AG, Class Registered Shares*	57,097
28,265	Coca-Cola HBC AG	722,134
64,303	Credit Suisse Group AG, Class Registered Shares	194,097
121	EMS-Chemie Holding AG, Class Registered Shares	91,401
9,717	Galenica AG(c)	751,274
644	Geberit AG, Class Registered Shares	346,694

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 8.3% — (continued)
166	Givaudan SA, Class Registered Shares	$500,395
185,312	Glencore PLC	1,101,090
9,952	Holcim AG*	613,817
16,531	Julius Baer Group Ltd	1,092,259
16,876	Kuehne + Nagel International AG, Class Registered Shares	4,314,489
3,076	Logitech International SA, Class Registered Shares	167,784
12,238	Lonza Group AG, Class Registered Shares	7,262,584
130,417	Nestlé SA, Class Registered Shares	14,679,886
169,120	Novartis AG, Class Registered Shares	14,226,752
40,205	On Holding AG, Class A Shares*	879,283
407	Partners Group Holding AG	384,427
7,673	PSP Swiss Property AG, Class Registered Shares	859,318
75,139	Roche Holding AG	21,665,260
707	Schindler Holding AG	158,605
431	Schindler Holding AG, Class Registered Shares	92,609
1,324	SGS SA, Class Registered Shares	3,032,027
733	Siegfried Holding AG, Class Registered Shares*	511,479
5,654	SIG Group AG*	136,490
5,842	Sika AG, Class Registered Shares	1,631,495
964	Sonova Holding AG, Class Registered Shares	235,992
12,271	STMicroelectronics NV	588,082
2,004	Straumann Holding AG, Class Registered Shares	264,542
6,999	Sulzer AG, Class Registered Shares	606,524
534	Swatch Group AG (The)	185,354
874	Swatch Group AG (The), Class Registered Shares	55,685
553	Swiss Life Holding AG, Class Registered Shares	332,268
1,393	Swiss Prime Site AG, Class Registered Shares	117,331
5,415	Swiss Re AG	564,300
465	Swisscom AG, Class Registered Shares	286,445
3,645	Swissquote Group Holding SA, Class Registered Shares	693,441
1,615	Tecan Group AG, Class Registered Shares	651,976
1,054	Temenos AG, Class Registered Shares	77,373
60,116	UBS Group AG, Class Registered Shares	1,304,256
11,185	VAT Group AG(c)	3,362,935
9,590	Zurich Insurance Group AG	4,544,898

	Total Switzerland	99,444,121

Taiwan — 0.5%
83,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,364,403
57,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,041,353

	Total Taiwan	6,405,756

United Kingdom — 16.8%
17,474	3i Group PLC	341,205
9,520	4imprint Group PLC	511,909
36,435	Abcam PLC, ADR*	525,028
40,934	Abrdn PLC	110,348
3,139	Admiral Group PLC	83,199
260,973	Airtel Africa PLC(c)	378,329
22,814	Anglo American PLC	790,372
7,912	Ashtead Group PLC	523,133
6,396	Associated British Foods PLC	154,081
116,567	AstraZeneca PLC	15,226,140
17,328	Auto Trader Group PLC(c)	123,868
50,320	Aviva PLC	269,668
56,202	BAE Systems PLC	606,509

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.8% — (continued)
120,531	Balfour Beatty PLC	$528,502
4,201,646	Barclays PLC	8,819,630
19,455	Barratt Developments PLC	109,522
52,776	Beazley PLC*	433,234
44,980	Berkeley Group Holdings PLC	2,265,539
874,377	BP PLC	5,773,129
109,637	British American Tobacco PLC	4,150,479
15,047	British Land Co. PLC (The), REIT	80,689
122,045	BT Group PLC	203,876
41,180	Bunzl PLC	1,466,092
79,996	Burberry Group PLC	2,367,754
18,372	CNH Industrial NV	301,019
3,669	Coca-Cola Europacific Partners PLC	201,795
574,057	Compass Group PLC	13,236,467
26,506	Computacenter PLC	719,494
2,504	Croda International PLC	197,242
23,659	CVS Group PLC	533,110
190,360	Diageo PLC	8,093,845
55,555	Drax Group PLC	425,138
15,316	Dunelm Group PLC	231,568
31,561	Endeavour Mining PLC(a)	656,870
10,340	Entain PLC	168,651
23,729	Future PLC	399,108
364,642	GSK PLC	6,202,021
91,187	Haleon PLC*	353,686
6,684	Halma PLC	173,545
103,558	Harbour Energy PLC	361,915
6,719	Hargreaves Lansdown PLC	66,869
237,256	Hays PLC	336,000
781,008	HSBC Holdings PLC	5,971,770
61,536	IG Group Holdings PLC	593,486
23,357	IMI PLC	436,988
16,210	Imperial Brands PLC	390,620
68,249	Inchcape PLC	745,625
25,872	Informa PLC	207,905
3,284	InterContinental Hotels Group PLC	221,185
2,810	Intertek Group PLC	140,833
30,318	J Sainsbury PLC	97,801
43,113	JD Sports Fashion PLC	93,701
3,347	Johnson Matthey PLC	87,770
311,690	Kingfisher PLC	1,076,240
12,506	Land Securities Group PLC, REIT	103,393
107,233	Legal & General Group PLC	329,387
1,224,477	Lloyds Banking Group PLC	773,267
5,909	London Stock Exchange Group PLC	527,534
193,236	LondonMetric Property PLC, REIT	436,440
46,656	M&G PLC	120,039
174,811	Man Group PLC	557,234
262,483	Marks & Spencer Group PLC*	504,219
76,802	Melrose Industries PLC	138,097
8,337	Mondi PLC	139,634
223,470	National Grid PLC	2,808,083
95,416	NatWest Group PLC	335,235
2,278	Next PLC	187,060
10,369	Ocado Group PLC*	68,418
121,440	OSB Group PLC	812,881

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.8% — (continued)
11,459	Pearson PLC	$126,464
5,585	Persimmon PLC	97,084
13,509	Phoenix Group Holdings PLC	102,785
1,212,513	Prudential PLC	18,447,891
105,428	QinetiQ Group PLC	427,927
204,977	Reckitt Benckiser Group PLC	14,199,336
354,708	RELX PLC	10,674,634
45,045	Rentokil Initial PLC	277,156
73,083	Rio Tinto PLC	5,009,793
10,987,069	Rolls-Royce Holdings PLC*	19,070,896
50,241	RS GROUP PLC	589,077
59,689	Safestore Holdings PLC, REIT	725,822
18,037	Sage Group PLC (The)	162,260
30,621	Savills PLC	369,070
12,389	Schroders PLC	73,961
21,708	Segro PLC, REIT	214,290
334,497	Serco Group PLC	629,044
4,649	Severn Trent PLC	153,577
295,355	Shell PLC	8,969,529
15,614	Smith & Nephew PLC	222,165
6,239	Smiths Group PLC	132,304
2,334	Spectris PLC	98,726
1,297	Spirax-Sarco Engineering PLC	181,869
103,656	Spirent Communications PLC	265,681
95,306	SSE PLC	1,999,479
9,428	St. James’s Place PLC	144,998
44,888	Standard Chartered PLC	423,219
46,256	Tate & Lyle PLC	446,209
61,621	Taylor Wimpey PLC	91,191
560,442	Tesco PLC	1,717,854
221,015	Tritax Big Box REIT PLC	397,144
241,184	Unilever PLC	12,009,483
12,760	United Utilities Group PLC	156,055
204,853	Virgin Money UK PLC	442,417
474,162	Vodafone Group PLC	568,684
11,089	Watches of Switzerland Group PLC*(c)	110,230
211,662	WH Smith PLC	4,019,233
28,206	Whitbread PLC	1,046,554
19,493	WPP PLC	239,562

	Total United Kingdom	201,439,076

United States — 0.3%
1,028	Booking Holdings Inc.*	2,594,672
24,343	International Game Technology PLC	646,550
12,774	Liberty Media Corp-Liberty Formula One, Class C Shares*	866,971

	Total United States	4,108,193

Uruguay — 0.0%@
251	MercadoLibre Inc.*	306,220

	TOTAL COMMON STOCKS (Cost — $990,394,791)	1,146,482,374

PREFERRED STOCKS — 0.3%

Germany — 0.3%
1,009	Bayerische Motoren Werke AG, Class Preferred Shares	95,783
13,230	Dr ING hc F Porsche AG, Class Preferred Shares*	1,595,734

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value

Germany — 0.3% — (continued)
3,199		Henkel AG & Co. KGaA, Class Preferred Shares	$232,844
2,890		Porsche Automobil Holding SE, Class Preferred Shares	164,248
423		Sartorius AG, Class Preferred Shares	180,129
3,332		Volkswagen AG, Class Preferred Shares	454,760

		TOTAL PREFERRED STOCKS (Cost — $2,282,536)	2,723,498

CLOSED END MUTUAL FUND SECURITY — 0.1%

United States — 0.1%
28,660		Vanguard FTSE Developed Markets ETF, Common Class Shares(a) (Cost — $1,150,870)	1,265,912

RIGHT — 0.0%@

Hong Kong — 0.0%@
7,580		Link REIT * (Cost — $0)	7,146

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $993,828,197)	1,150,478,930

Face Amount†

SHORT-TERM INVESTMENTS (f) — 4.9%

MONEY MARKET FUND — 1.6%
$19,305,518		Invesco STIT — Government & Agency Portfolio, 4.444%, Institutional Class(g) (Cost — $19,305,518)	19,305,518

TIME DEPOSITS — 3.3%
114,957	AUD	ANZ National Bank — Hongkong, 1.990% due 3/1/23	77,337
12,301,358		ANZ National Bank — London, 3.920% due 3/1/23	12,301,358
107,930		Barclays Bank PLC — London, 3.920% due 3/1/23	107,930
		BBH — Grand Cayman:
341,352	CHF	0.150% due 3/1/23	362,408
56,000	DKK	1.160% due 3/1/23	7,957
317,444	NOK	1.600% due 3/1/23	30,562
183,014	SEK	1.760% due 3/1/23	17,482
1	AUD	1.990% due 3/1/23	1
10,394	NZD	2.850% due 3/1/23	6,425
159,537	GBP	2.920% due 3/1/23	191,875
2,317	CAD	3.330% due 3/1/23	1,698
1,255	ZAR	6.150% due 3/1/23	68
593,417	EUR	Citibank — London, 1.530% due 3/1/23	627,598
2,552,677		Citibank — New York, 3.920% due 3/1/23	2,552,677
498,099	HKD	HSBC Bank — Hong Kong, 0.540% due 3/1/23	63,458
9,317	SGD	HSBC Bank — Singapore, 2.200% due 3/1/23	6,909
7,262,020		JPMorgan Chase & Co. — New York, 3.920% due 3/1/23	7,262,020
19	EUR	SEB — Stockholm, 1.530% due 3/1/23	21
		Sumitomo Mitsui Banking Corp. — Tokyo:
15,196,166	JPY	(0.520)% due 3/1/23	111,618
16,063,902		3.920% due 3/1/23	16,063,902

		TOTAL TIME DEPOSITS (Cost — $39,793,304)	39,793,304

		TOTAL SHORT-TERM INVESTMENTS (Cost — $59,098,822)	59,098,822

		TOTAL INVESTMENTS — 101.1% (Cost — $1,052,927,019)	1,209,577,752

		Liabilities in Excess of Other Assets — (1.1)%	(12,581,590)

		TOTAL NET ASSETS — 100.0%	$1,196,996,162

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2023, amounts to $18,507,065 and represents 1.5% of net assets.

(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.3%.
(g)	Represents investments of collateral received from securities lending transactions.

At February 28, 2023, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,052,927,019	$272,560,741	$(115,903,344)	$156,657,397

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	18.3%
Financials	14.6
Health Care	14.4
Information Technology	11.8
Consumer Discretionary	10.3
Consumer Staples	9.7
Materials	6.2
Utilities	3.5
Energy	3.2
Communication Services	2.7
Real Estate	2.0
Short-Term Investments	3.3

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

At February 28, 2023, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 March Futures	11	3/23	$495,020	$494,079	$(941)
FTSE 100 Index March Futures	2	3/23	190,333	189,100	(1,233)
SPI 200 Index March Futures	1	3/23	119,094	121,062	1,968
TOPIX Index March Futures	1	3/23	139,665	146,535	6,870

					$6,664

At February 28, 2023, International Equity Fund had deposited cash of $100,246 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.9%

Brazil — 6.2%
118,589	Ambev SA	$303,270
16,348	Atacadao SA	41,994
1,031,282	B3 SA — Brasil Bolsa Balcao	2,077,947
47,344	Banco Bradesco SA	105,250
30,297	Banco BTG Pactual SA	116,884
250,656	Banco do Brasil SA	1,929,246
10,285	Banco Santander Brasil SA	55,649
359,132	BB Seguridade Participacoes SA	2,346,452
566,155	CCR SA	1,188,331
28,849	Centrais Eletricas Brasileiras SA	189,096
9,855	Cia de Saneamento Basico do Estado de Sao Paulo	97,403
19,970	Cia Siderurgica Nacional SA	63,580
308,000	Clear Sale SA*	309,415
794,837	Cosan SA	2,274,021
4,470	CPFL Energia SA	25,859
5,411	Energisa SA	39,983
18,402	Eneva SA*	40,171
104,178	Engie Brasil Energia SA	781,541
26,054	Equatorial Energia SA	126,539
196,900	Fleury SA	533,621
125,465	Hapvida Participacoes e Investimentos SA*(a)	107,590
8,769	Hypera SA	69,754
145,900	Infracommerce CXAAS SA*	56,009
21,515	JBS SA	78,853
780,700	JSL SA	1,039,253
21,857	Klabin SA	81,234
18,529	Localiza Rent a Car SA	196,368
80	Localiza Rent a Car SA*	810
294,900	Locaweb Servicos de Internet SA*(a)	275,415
26,430	Lojas Renner SA	94,141
86,120	Magazine Luiza SA*	59,048
513,800	Movida Participacoes SA	645,691
24,749	Natura & Co. Holding SA	72,414
60,000	NU Holdings Ltd., Class A Shares*	302,400
581,790	Odontoprev SA	1,282,261
17,149	Petro Rio SA*	110,376
95,618	Petroleo Brasileiro SA	525,027
169,501	Petróleo Brasileiro SA, ADR	1,879,766
24,959	Raia Drogasil SA	108,112
140,586	Rede D’Or Sao Luiz SA(a)	686,021
37,569	Rumo SA	128,867
20,608	Sendas Distribuidora SA	71,397
18,853	Suzano SA	171,897
18,442	TIM SA	43,182
12,300	TOTVS SA	64,108
16,567	Ultrapar Participações SA	41,703
97,673	Vale SA	1,591,585
50,391	Vale SA, Class B Shares, ADR	823,389
864,700	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,193,149
49,547	Vasta Platform Ltd., Class A Shares*	198,188
265,950	Vibra Energia SA	751,230
467,508	WEG SA	3,496,522
153,100	Westwing Comercio Varejista Ltd.*	29,240

	Total Brazil	29,921,252

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Chile — 0.7%
155,996	Antofagasta PLC	$2,942,567
1,214,320	Banco de Chile	126,175
1,100	Banco de Credito e Inversiones SA	34,422
1,951,337	Banco Santander Chile	82,729
44,296	Cencosud SA	83,757
2,598	Cia Cervecerias Unidas SA	19,852
448,463	Cia Sud Americana de Vapores SA	43,347
31,677	Empresas CMPC SA	52,636
9,480	Empresas COPEC SA	68,494
473,707	Enel Americas SA	58,980
564,409	Enel Chile SA	25,429
23,830	Falabella SA	52,461

	Total Chile	3,590,849

China — 26.8%
2,652	360 DigiTech Inc., ADR	53,995
9,300	360 Security Technology Inc., Class A Shares	14,444
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	12,315
32,500	3SBio Inc.(a)	32,209
20,000	AAC Technologies Holdings Inc.*	44,609
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares*	12,010
3,000	AECC Aviation Power Co., Ltd., Class A Shares	19,803
147,000	Agricultural Bank of China Ltd., Class A Shares	61,962
749,000	Agricultural Bank of China Ltd., Class H Shares(b)	259,511
13,444	Aier Eye Hospital Group Co., Ltd., Class A Shares	60,414
74,000	Air China Ltd., Class H Shares*(b)	68,138
4,139	Airtac International Group	143,838
11,000	Akeso Inc., Class B Shares*(a)	56,056
508,776	Alibaba Group Holding Ltd.*	5,590,814
41,614	Alibaba Group Holding Ltd., ADR*	3,653,293
1,131,500	A-Living Smart City Services Co., Ltd.(a)	1,156,146
31,400	Aluminum Corp. of China Ltd., Class A Shares	24,937
74,000	Aluminum Corp. of China Ltd., Class H Shares(b)	37,692
1,600	Amlogic Shanghai Co., Ltd., Class A Shares*	18,309
2,500	Angel Yeast Co., Ltd., Class A Shares	14,530
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	26,897
354,837	Anhui Conch Cement Co., Ltd., Class H Shares(b)	1,303,996
500	Anhui Gujing Distillery Co., Ltd., Class A Shares	19,677
2,300	Anhui Gujing Distillery Co., Ltd., Class B Shares	39,533
1,800	Anhui Kouzi Distillery Co., Ltd., Class A Shares	17,824
1,600	Anhui Yingjia Distillery Co., Ltd., Class A Shares*	16,148
600	Anjoy Foods Group Co., Ltd., Class A Shares	14,089
31,200	ANTA Sports Products Ltd	412,184
700	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	14,405
1,865	Autohome Inc., ADR	56,882
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	14,726
8,199	AVIC Industry-Finance Holdings Co., Ltd., Class A Shares	5,136
76,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	36,213
2,200	AVICOPTER PLC, Class A Shares	14,359
56,768	Baidu Inc., Class A Shares*	980,969
19,200	Bank of Beijing Co., Ltd., Class A Shares	11,958
12,800	Bank of Chengdu Co., Ltd., Class A Shares	26,441
58,930	Bank of China Ltd., Class A Shares	27,383
2,034,000	Bank of China Ltd., Class H Shares(b)	746,306
39,800	Bank of Communications Co., Ltd., Class A Shares	28,054
260,000	Bank of Communications Co., Ltd., Class H Shares(b)	153,697

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.8% — (continued)
4,600	Bank of Hangzhou Co., Ltd., Class A Shares	$8,023
19,890	Bank of Jiangsu Co., Ltd., Class A Shares	20,562
16,600	Bank of Nanjing Co., Ltd., Class A Shares	23,658
8,290	Bank of Ningbo Co., Ltd., Class A Shares	35,197
29,640	Bank of Shanghai Co., Ltd., Class A Shares	25,493
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	28,556
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(b)	39,520
14,900	Beijing Dabeinong Technology Group Co., Ltd., Class A Shares*	17,659
955	Beijing Kingsoft Office Software Inc., Class A Shares	39,965
2,000	Beijing New Building Materials PLC, Class A Shares	8,658
1,885	Beijing United Information Technology Co., Ltd., Class A Shares	21,888
870	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	15,864
200	Betta Pharmaceuticals Co., Ltd., Class A Shares	1,677
1,000	BGI Genomics Co., Ltd., Class A Shares	8,008
4,607	Bilibili Inc., Class Z Shares*	89,376
912	Bloomage Biotechnology Corp,. Ltd., Class A Shares*	16,639
38,300	BOE Technology Group Co., Ltd., Class A Shares	22,963
2,500	BYD Co., Ltd., Class A Shares	93,850
21,500	BYD Co., Ltd., Class H Shares(b)	577,535
14,500	BYD Electronic International Co., Ltd	42,189
5,800	By-health Co., Ltd., Class A Shares	19,151
2,800	CETC Cyberspace Security Technology Co., Ltd., Class A Shares	12,622
315,000	CGN Power Co., Ltd., Class H Shares(a)(b)	70,621
600	Changchun High & New Technology Industry Group Inc., Class A Shares	17,012
1,100	Changjiang Securities Co., Ltd., Class A Shares	895
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	17,871
2,300	Chengxin Lithium Group Co., Ltd., Class A Shares	12,554
12,400	China Baoan Group Co., Ltd., Class A Shares	22,814
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(b)	33,122
238,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	110,051
43,000	China Coal Energy Co., Ltd., Class H Shares(b)	33,246
84,000	China Communications Services Corp., Ltd., Class H Shares(b)	32,620
41,500	China Conch Venture Holdings Ltd	83,511
21,100	China Construction Bank Corp., Class A Shares	17,118
7,134,224	China Construction Bank Corp., Class H Shares(b)	4,361,162
6,200	China CSSC Holdings Ltd., Class A Shares	21,289
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	21,313
47,400	China Energy Engineering Corp., Ltd., Class A Shares	16,221
30,812	China Everbright Bank Co., Ltd., Class A Shares	13,206
160,000	China Everbright Bank Co., Ltd., Class H Shares(b)	46,060
47,000	China Evergrande Group*(c)(d)	5,660
92,000	China Feihe Ltd.(a)	73,578
13,200	China Galaxy Securities Co., Ltd., Class A Shares	18,247
92,500	China Galaxy Securities Co., Ltd., Class H Shares(b)	46,062
1,500	China Greatwall Technology Group Co., Ltd., Class A Shares	2,807
55,000	China Hongqiao Group Ltd	58,763
3,100	China International Capital Corp., Ltd., Class A Shares	18,668
34,000	China International Capital Corp., Ltd., Class H Shares(a)(b)	73,088
7,200	China Jushi Co., Ltd., Class A Shares	15,678
22,000	China Lesso Group Holdings Ltd	23,208
4,800	China Life Insurance Co., Ltd., Class A Shares	24,671
188,000	China Life Insurance Co., Ltd., Class H Shares(b)	318,558
8,800	China Literature Ltd.*(a)	37,615
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	98,594
558,000	China Medical System Holdings Ltd	838,566
14,000	China Meidong Auto Holdings Ltd	30,093

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.8% — (continued)
30,200	China Merchants Bank Co., Ltd., Class A Shares	$161,860
841,391	China Merchants Bank Co., Ltd., Class H Shares(b)	4,576,479
9,230	China Merchants Securities Co., Ltd., Class A Shares	18,545
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	31,585
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	27,426
156,200	China Minsheng Banking Corp., Ltd., Class H Shares(b)	53,926
104,000	China National Building Material Co., Ltd., Class H Shares(b)	92,298
13,800	China National Chemical Engineering Co., Ltd., Class A Shares	17,895
18,900	China National Nuclear Power Co., Ltd., Class A Shares	16,469
1,900	China National Software & Service Co., Ltd., Class A Shares	19,496
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	21,772
60,000	China Oilfield Services Ltd., Class H Shares(b)	64,210
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	41,672
71,400	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	189,133
38,900	China Petroleum & Chemical Corp., Class A Shares	26,042
640,000	China Petroleum & Chemical Corp., Class H Shares(b)	325,816
27,800	China Railway Group Ltd., Class A Shares	24,142
116,000	China Railway Group Ltd., Class H Shares(b)	60,428
3,100	China Rare Earth Resources & Technology Co., Ltd., Class A Shares*	17,977
2,536	China Resources Microelectronics Ltd., Class A Shares	19,745
17,200	China Resources Mixc Lifestyle Services Ltd.(a)	94,192
20,000	China Resources Pharmaceutical Group Ltd.(a)	16,435
2,600	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	19,051
10,099	China Shenhua Energy Co., Ltd., Class A Shares	40,659
305,000	China Shenhua Energy Co., Ltd., Class H Shares(b)	917,036
20,400	China Southern Airlines Co., Ltd., Class A Shares*	23,170
44,000	China Southern Airlines Co., Ltd., Class H Shares*(b)	32,089
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	46,401
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	33,439
3,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	100,233
600	China Tourism Group Duty Free Corp., Ltd., Class H Shares*(a)(b)	15,143
1,186,000	China Tower Corp., Ltd., Class H Shares(a)(b)	128,393
40,000	China United Network Communications Ltd., Class A Shares	30,400
15,600	China Vanke Co., Ltd., Class A Shares	38,408
647,795	China Vanke Co., Ltd., Class H Shares(b)	1,130,675
31,600	China Yangtze Power Co., Ltd., Class A Shares	96,173
1,200	China Zhenhua Group Science & Technology Co., Ltd., Class A Shares	17,944
40,300	China Zheshang Bank Co., Ltd., Class A Shares*	16,921
56,000	Chinasoft International Ltd.*	40,148
1,500	Chongqing Brewery Co., Ltd., Class A Shares	29,606
18,382	Chongqing Changan Automobile Co., Ltd., Class A Shares	35,410
2,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	25,753
148,000	CITIC Ltd	163,225
17,365	CITIC Securities Co., Ltd., Class A Shares	51,503
53,425	CITIC Securities Co., Ltd., Class H Shares(b)	113,085
26,600	CMOC Group Ltd., Class A Shares	22,630
96,000	CMOC Group Ltd., Class H Shares(b)	53,911
1,300	CNGR Advanced Material Co., Ltd., Class A Shares	13,227
44,300	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,567,438
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares*	11,043
20,720	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	32,117
81,250	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(b)	84,346
268,000	Country Garden Holdings Co., Ltd	81,946
52,000	Country Garden Services Holdings Co., Ltd	96,399
31,400	CRRC Corp., Ltd., Class A Shares	25,732
85,000	CRRC Corp., Ltd., Class H Shares(b)	38,898

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.8% — (continued)
8,700	CSC Financial Co., Ltd., Class A Shares	$33,461
233,120	CSPC Pharmaceutical Group Ltd	250,230
2,800	Dajin Heavy Industry Co., Ltd., Class A Shares*	15,809
59,000	Dali Foods Group Co., Ltd.(a)	23,824
21,700	Daqin Railway Co., Ltd., Class A Shares	21,194
1,342	Daqo New Energy Corp., ADR*	59,290
2,736	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	15,173
800	DHC Software Co., Ltd., Class A Shares	757
7,000	Dongfang Electric Corp., Ltd., Class A Shares	19,856
62,000	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	31,663
37,000	Dongyue Group Ltd	41,842
22,438	East Money Information Co., Ltd., Class A Shares	67,375
900	Ecovacs Robotics Co., Ltd., Class A Shares	11,704
140,100	ENN Energy Holdings Ltd	1,995,449
315,999	ENN Natural Gas Co., Ltd., Class A Shares	877,843
2,581	Eve Energy Co., Ltd., Class A Shares	26,937
7,300	Everbright Securities Co., Ltd., Class A Shares	16,400
2,900	Flat Glass Group Co., Ltd., Class A Shares	14,409
11,000	Flat Glass Group Co., Ltd., Class H Shares(b)	29,065
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	19,541
6,655	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	78,639
76,500	Fosun International Ltd	62,571
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	20,706
740,000	Fu Shou Yuan International Group Ltd	557,182
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	21,845
17,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	80,700
60,620	Ganfeng Lithium Group Co., Ltd., Class A Shares	629,717
8,120	Ganfeng Lithium Group Co., Ltd., Class H Shares(a)(b)	56,559
51,400	GD Power Development Co., Ltd., Class A Shares*	29,065
19,684	GDS Holdings Ltd., Class A Shares*	47,729
15,100	GEM Co., Ltd., Class A Shares	17,127
9,300	Gemdale Corp., Class A Shares	12,920
32,000	Genscript Biotech Corp.*	87,382
8,200	GF Securities Co., Ltd., Class A Shares	19,267
31,600	GF Securities Co., Ltd., Class H Shares(b)	44,838
924	Gigadevice Semiconductor Inc., Class A Shares	13,928
900	Ginlong Technologies Co., Ltd., Class A Shares*	20,548
4,300	GoerTek Inc., Class A Shares	13,334
2,000	Gotion High-tech Co., Ltd., Class A Shares	8,503
4,100	Great Wall Motor Co., Ltd., Class A Shares	20,311
77,000	Great Wall Motor Co., Ltd., Class H Shares(b)(e)	101,947
241,500	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,233,073
22,000	Greentown China Holdings Ltd	30,047
32,000	Greentown Service Group Co., Ltd	21,322
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	20,096
1,000	Guangdong Kinlong Hardware Products Co., Ltd., Class A Shares	13,822
7,700	Guanghui Energy Co., Ltd., Class A Shares	11,940
88,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(b)	56,031
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	11,806
600	Guangzhou Great Power Energy & Technology Co., Ltd., Class A Shares	5,793
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	10,826
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	13,331
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	5,930
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	20,803
9,400	Guosen Securities Co., Ltd., Class A Shares	13,052
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	34,093

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.8% — (continued)
5,900	Guoyuan Securities Co., Ltd., Class A Shares	$5,975
4,702	H World Group Ltd., ADR	222,734
27,000	Haidilao International Holding Ltd.*(a)	74,581
7,300	Haier Smart Home Co., Ltd., Class A Shares	27,588
62,200	Haier Smart Home Co., Ltd., Class H Shares(b)	219,716
16,000	Haitian International Holdings Ltd	41,749
9,300	Haitong Securities Co., Ltd., Class A Shares	12,232
91,600	Haitong Securities Co., Ltd., Class H Shares(b)	58,915
2,520	Hangzhou First Applied Material Co., Ltd., Class A Shares	24,883
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	13,077
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	6,630
3,700	Hangzhou Tigermed Consulting Co., Ltd., Class H Shares(a)(b)	42,679
40,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	71,852
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	20,179
316,000	Hengan International Group Co., Ltd	1,453,342
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	27,388
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	3,491
43,300	Hesteel Co., Ltd., Class A Shares	15,693
1,399	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	23,794
2,800	Hongfa Technology Co., Ltd., Class A Shares	14,101
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	12,672
12,000	Hua Hong Semiconductor Ltd.*(a)	45,901
18,400	Huadian Power International Corp., Ltd., Class A Shares	15,196
1,694	Huadong Medicine Co., Ltd., Class A Shares	11,696
2,260	Hualan Biological Engineering Inc., Class A Shares	7,215
22,500	Huaneng Power International Inc., Class A Shares*	26,448
108,000	Huaneng Power International Inc., Class H Shares*(b)	53,097
7,200	Huatai Securities Co., Ltd., Class A Shares	13,037
48,200	Huatai Securities Co., Ltd., Class H Shares(a)(b)	54,211
10,500	Huaxia Bank Co., Ltd., Class A Shares	7,883
1,600	Huaxin Cement Co., Ltd., Class A Shares	4,011
424,899	Huayu Automotive Systems Co., Ltd., Class A Shares	1,155,960
3,600	Hubei Xingfa Chemicals Group Co., Ltd., Class A Shares	18,202
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	16,387
7,400	Humanwell Healthcare Group Co., Ltd., Class A Shares	28,387
3,785	Hundsun Technologies Inc., Class A Shares	24,171
7,200	Hygeia Healthcare Holdings Co., Ltd.*(a)	52,300
3,900	Iflytek Co., Ltd., Class A Shares	27,085
400	Imeik Technology Development Co., Ltd., Class A Shares	33,808
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	50,842
1,458,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	727,930
31,400	Industrial Bank Co., Ltd., Class A Shares	76,318
19,760	Industrial Securities Co., Ltd., Class A Shares	18,257
800	Ingenic Semiconductor Co., Ltd., Class A Shares	8,703
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	18,537
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	10,395
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	38,078
29,900	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	40,257
26,500	Innovent Biologics Inc.*(a)	128,956
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares	20,763
9,276	iQIYI Inc., ADR*	71,703
2,940	JA Solar Technology Co., Ltd., Class A Shares	25,842
1,500	Jafron Biomedical Co., Ltd., Class A Shares	6,995
2,600	Jason Furniture Hangzhou Co., Ltd., Class A Shares	17,614
4,000	JCET Group Co., Ltd., Class A Shares	16,183
28,250	JD Health International Inc.*(a)	196,885

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.8% — (continued)
47,838	JD.com Inc., ADR	$2,125,921
85,494	JD.com Inc., Class A Shares	1,901,025
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	16,510
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	22,932
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	19,312
10,301	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	64,429
1,000	Jiangsu King’S Luck Brewery JSC Ltd., Class A Shares	9,208
1,000	Jiangsu Pacific Quartz Co., Ltd., Class A Shares*	20,664
2,600	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	63,527
1,100	Jiangsu Yangnong Chemical Co., Ltd., Class A Shares	16,985
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	14,315
5,300	Jiangxi Copper Co., Ltd., Class A Shares	14,995
19,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	30,070
610,000	Jinxin Fertility Group Ltd.(a)	484,637
800	JiuGui Liquor Co., Ltd., Class A Shares	17,463
16,000	Jiumaojiu International Holdings Ltd.(a)	38,568
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	12,895
2,100	Joinn Laboratories China Co., Ltd., Class A Shares	17,723
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	16,234
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares	12,055
1,500	Juewei Food Co., Ltd., Class A Shares	11,287
4,655	Kanzhun Ltd., ADR*	93,798
57,174	KE Holdings Inc., ADR*	1,043,426
66,000	Kingdee International Software Group Co., Ltd.*	122,933
26,600	Kingsoft Corp., Ltd	88,136
10,000	Koolearn Technology Holding Ltd.*(a)(e)	56,742
45,600	Kuaishou Technology, Class B Shares*(a)	305,006
6,300	Kuang-Chi Technologies Co., Ltd., Class A Shares	15,854
1,988	Kweichow Moutai Co., Ltd., Class A Shares	517,796
4,200	LB Group Co., Ltd., Class A Shares	13,236
2,176,000	Lenovo Group Ltd	1,950,622
9,000	Lens Technology Co., Ltd., Class A Shares	16,544
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	15,199
29,606	Li Auto Inc., Class A Shares*(e)	349,664
60,500	Li Ning Co., Ltd	520,012
14,500	Lingyi iTech Guangdong Co., Class A Shares*	11,967
46,500	Longfor Group Holdings Ltd.(a)	135,392
13,172	LONGi Green Energy Technology Co., Ltd., Class A Shares	83,783
18,864	Lufax Holding Ltd., ADR	40,746
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	47,426
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	71,790
3,400	Mango Excellent Media Co., Ltd., Class A Shares	16,372
864	Maxscend Microelectronics Co., Ltd., Class A Shares	14,564
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	8,949
336,783	Meituan, Class B Shares*(a)	5,819,145
36,900	Metallurgical Corp. of China Ltd., Class A Shares	18,092
15,000	Microport Scientific Corp.*	42,393
101,600	Midea Group Co., Ltd., Class A Shares	765,906
104,300	Ming Yang Smart Energy Group Ltd., Class A Shares	380,139
2,179	MINISO Group Holding Ltd., ADR*	39,004
508,000	Minth Group Ltd	1,319,598
2,041	Montage Technology Co., Ltd., Class A Shares	16,958
6,986	Muyuan Foods Co., Ltd., Class A Shares	49,781
4,680	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A Shares	11,626
8,496	NARI Technology Co., Ltd., Class A Shares	32,073
700	NAURA Technology Group Co., Ltd., Class A Shares	23,438

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.8% — (continued)
9,700	NavInfo Co., Ltd., Class A Shares	$18,192
101,625	NetEase Inc.	1,581,186
2,400	New China Life Insurance Co., Ltd., Class A Shares	10,750
28,800	New China Life Insurance Co., Ltd., Class H Shares(b)	69,694
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	12,149
39,310	New Oriental Education & Technology Group Inc.*	151,808
3,400	Ninestar Corp., Class A Shares	26,381
600	Ningbo Deye Technology Co., Ltd., Class A Shares	28,526
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	16,595
1,202	Ningbo Ronbay New Energy Technology Co., Ltd., Class A Shares	12,450
5,200	Ningbo Shanshan Co., Ltd., Class A Shares	13,352
2,600	Ningbo Tuopu Group Co., Ltd., Class A Shares	25,007
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	23,215
35,105	NIO Inc., ADR*(e)	329,636
46,000	Nongfu Spring Co., Ltd., Class H Shares(a)(b)	257,746
1,000	Oppein Home Group Inc., Class A Shares	20,353
14,464	Orient Securities Co., Ltd., Class A Shares	21,184
2,029	Ovctek China Inc., Class A Shares	10,052
20,500	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A Shares*	16,489
12,880	PDD Holdings Inc., ADR*	1,129,962
279,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(b)	88,135
4,650	Perfect World Co., Ltd., Class A Shares	9,520
21,700	PetroChina Co., Ltd., Class A Shares	16,317
540,000	PetroChina Co., Ltd., Class H Shares(b)	275,681
1,350	Pharmaron Beijing Co., Ltd., Class A Shares	11,587
149,750	Pharmaron Beijing Co., Ltd., Class H Shares(a)(b)	837,557
170,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	149,225
1,656,780	Ping An Bank Co., Ltd., Class A Shares	3,279,515
15,600	Ping An Healthcare & Technology Co., Ltd.*(a)(e)	35,635
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	109,407
951,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	6,460,754
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	39,047
15,800	Pop Mart International Group Ltd.(a)	43,843
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	29,433
202,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(b)	121,213
22,300	Power Construction Corp. of China Ltd., Class A Shares	23,020
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	29,650
3,800	Risen Energy Co., Ltd., Class A Shares*	17,169
21,350	Rongsheng Petrochemical Co., Ltd., Class A Shares	41,522
11,800	SAIC Motor Corp., Ltd., Class A Shares	25,495
10,100	Sailun Group Co., Ltd., Class A Shares	16,133
800	Sangfor Technologies Inc., Class A Shares	16,446
24,000	Sany Heavy Equipment International Holdings Co., Ltd	23,941
17,700	Sany Heavy Industry Co., Ltd., Class A Shares	47,654
7,247	Satellite Chemical Co., Ltd., Class A Shares	18,144
3,000	Seazen Holdings Co., Ltd., Class A Shares*	8,412
7,700	SF Holding Co., Ltd., Class A Shares	59,661
750	SG Micro Corp., Class A Shares	16,924
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	35,367
7,300	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A Shares	16,711
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	15,357
23,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(b)	40,467
89,000	Shandong Head Group Co., Ltd., Class A Shares	335,494
5,850	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	30,398
3,100	Shandong Linglong Tyre Co., Ltd., Class A Shares	10,053
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	7,729

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.8% — (continued)
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	$12,656
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	100,645
2,600	Shanghai Aiko Solar Energy Co., Ltd., Class A Shares*	13,689
2,548	Shanghai Bairun Investment Holding Group Co., Ltd., Class A Shares	15,386
184,949	Shanghai Baosight Software Co., Ltd., Class A Shares	1,316,562
12,220	Shanghai Baosight Software Co., Ltd., Class B Shares	39,804
39,300	Shanghai Electric Group Co., Ltd., Class A Shares*	23,680
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	19,351
518,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(b)	1,515,020
1,361	Shanghai Fudan Microelectronics Group Co., Ltd., Class A Shares	14,074
4,000	Shanghai Fudan Microelectronics Group Co., Ltd., Class H Shares(b)	16,402
2,000	Shanghai International Airport Co., Ltd., Class A Shares*	16,853
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	13,769
2,700	Shanghai Jinjiang International Hotels Co., Ltd., Class A Shares	24,054
2,342	Shanghai Junshi Biosciences Co., Ltd., Class A Shares*	17,773
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	25,348
2,200	Shanghai M&G Stationery Inc., Class A Shares	17,130
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	24,712
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(b)	29,622
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	41,506
2,760	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	19,940
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	14,087
15,700	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A Shares	17,694
17,600	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	32,964
9,000	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	28,908
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares	4,734
9,600	Shanxi Securities Co., Ltd., Class A Shares	8,007
2,040	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	82,836
4,400	Shengyi Technology Co., Ltd., Class A Shares	11,465
1,260	Shennan Circuits Co., Ltd., Class A Shares	14,469
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	29,542
500	Shenzhen Dynanonic Co., Ltd., Class A Shares	16,253
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,505
232,200	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,445,457
2,240	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	11,173
2,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	90,338
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	16,756
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	11,611
1,000	Shenzhen SC New Energy Technology Corp., Class A Shares	18,561
971	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	11,253
81,500	Shenzhou International Group Holdings Ltd	894,374
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	20,056
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	7,468
12,400	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	22,674
1,200	Sichuan Swellfun Co., Ltd., Class A Shares	14,274
5,100	Sichuan Yahua Industrial Group Co., Ltd., Class A Shares	18,001
8,000	Silergy Corp	151,630
4,000	Sinoma Science & Technology Co., Ltd., Class A Shares	13,248
2,100	Sinomine Resource Group Co., Ltd., Class A Shares	22,752
744,972	Sinopharm Group Co., Ltd., Class H Shares(b)	1,993,119
840	Skshu Paint Co., Ltd., Class A Shares*	14,777
53,000	Smoore International Holdings Ltd.(a)	65,380
12,220	Songcheng Performance Development Co., Ltd., Class A Shares	27,555
400	StarPower Semiconductor Ltd., Class A Shares	16,954
69,000	Sunac China Holdings Ltd.*(c)(d)	12,526
95,550	Sungrow Power Supply Co., Ltd., Class A Shares	1,643,092

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.8% — (continued)
17,500	Sunny Optical Technology Group Co., Ltd	$201,615
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	8,703
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	22,728
320	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	16,884
1,400	Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A Shares	11,561
10,726	TAL Education Group, ADR*	75,404
6,200	TBEA Co., Ltd., Class A Shares	19,207
18,200	TCL Technology Group Corp., Class A Shares	11,614
3,900	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	24,483
403,331	Tencent Holdings Ltd	17,723,336
17,432	Tencent Music Entertainment Group, ADR*	131,437
1,200	Thunder Software Technology Co., Ltd., Class A Shares	16,495
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	13,623
2,300	Tianqi Lithium Corp., Class A Shares*	27,204
18,200	Tianshan Aluminum Group Co., Ltd., Class A Shares	21,767
788,000	Tingyi Cayman Islands Holding Corp	1,272,575
31,600	Tongcheng Travel Holdings Ltd.*	62,610
5,900	Tongkun Group Co., Ltd., Class A Shares	13,875
8,200	Tongwei Co., Ltd., Class A Shares	49,345
400	Topchoice Medical Corp., Class A Shares*	8,393
601,000	Topsports International Holdings Ltd.(a)	524,376
35,000	TravelSky Technology Ltd., Class H Shares(b)	69,006
4,401	Trina Solar Co., Ltd., Class A Shares	39,041
13,864	Trip.com Group Ltd., ADR*	492,865
1,500	Tsingtao Brewery Co., Ltd., Class A Shares	24,021
16,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	157,706
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	15,604
37,000	Uni-President China Holdings Ltd	32,426
5,960	Unisplendour Corp., Ltd., Class A Shares	21,773
10,565	Vipshop Holdings Ltd., ADR*	157,313
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	9,898
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	70,443
125,000	Want Want China Holdings Ltd	78,656
1,280	Weibo Corp., ADR*	26,470
5,300	Weichai Power Co., Ltd., Class A Shares	9,490
899,200	Weichai Power Co., Ltd., Class H Shares(b)	1,333,478
1,900	Weihai Guangwei Composites Co., Ltd., Class A Shares	18,208
14,040	Wens Foodstuffs Group Co., Ltd., Class A Shares	39,944
11,400	Western Securities Co., Ltd., Class A Shares	10,864
1,620	Will Semiconductor Co., Ltd., Class A Shares	20,020
1,600	Wingtech Technology Co., Ltd., Class A Shares	12,383
8,200	Wuchan Zhongda Group Co., Ltd., Class A Shares	5,765
1,568	Wuhan Guide Infrared Co., Ltd., Class A Shares	2,691
6,400	Wuliangye Yibin Co., Ltd., Class A Shares	187,925
7,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	17,112
3,864	WuXi AppTec Co., Ltd., Class A Shares	45,878
9,248	WuXi AppTec Co., Ltd., Class H Shares(a)(b)	98,393
493,500	Wuxi Biologics Cayman Inc.*(a)	3,441,750
105,400	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	659,707
60,980	Wuxi Shangji Automation Co., Ltd., Class A Shares	973,111
700	Xiamen Faratronic Co., Ltd., Class A Shares	15,329
5,000	Xiamen Tungsten Co., Ltd., Class A Shares	16,474
389,600	Xiaomi Corp., Class B Shares*(a)	595,933
2,700	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	4,412
1,220,000	Xinyi Solar Holdings Ltd	1,309,892
20,722	XPeng Inc., Class A Shares*	92,094

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.8% — (continued)
27,500	Xtep International Holdings Ltd	$31,052
28,000	Yadea Group Holdings Ltd.(a)	59,990
6,100	Yankuang Energy Group Co., Ltd., Class A Shares	31,305
38,000	Yankuang Energy Group Co., Ltd., Class H Shares(b)	114,441
1,050	Yealink Network Technology Corp., Ltd., Class A Shares	10,067
97,684	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	849,921
13,000	Yihai International Holding Ltd.*	37,762
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	11,906
1,100	YongXing Special Materials Technology Co., Ltd., Class A Shares	14,521
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	17,842
1,200	Youngy Co., Ltd., Class A Shares*	17,180
8,700	YTO Express Group Co., Ltd., Class A Shares	22,698
24,755	Yum China Holdings Inc.	1,454,259
4,160	Yunda Holding Co., Ltd., Class A Shares	7,629
4,200	Yunnan Baiyao Group Co., Ltd., Class A Shares	34,366
800	Yunnan Botanee Bio-Technology Group Co., Ltd., Class A Shares	15,917
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	23,455
129,550	Zai Lab Ltd.*	477,443
2,037	Zai Lab Ltd., ADR*	75,675
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	35,496
24,500	Zhaojin Mining Industry Co., Ltd., Class H Shares*(b)	25,952
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	9,185
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	9,055
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	13,354
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	10,947
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(b)	29,065
1,241	Zhejiang HangKe Technology Inc. Co., Class A Shares	8,954
4,400	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A Shares	13,118
52,058	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	441,749
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	18,729
2,900	Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A Shares	16,431
7,200	Zhejiang NHU Co., Ltd., Class A Shares	19,642
25,000	Zhejiang Supcon Technology Co., Ltd., Class A Shares	352,355
7,900	Zheshang Securities Co., Ltd., Class A Shares	11,712
18,500	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(b)	53,115
3,700	Zhongji Innolight Co., Ltd., Class A Shares	18,890
13,000	Zhongsheng Group Holdings Ltd	64,812
17,200	Zhongtai Securities Co., Ltd., Class A Shares	17,233
15,300	Zhuzhou CRRC Times Electric Co., Ltd	69,735
8,000	Zhuzhou Kibing Group Co., Ltd., Class A Shares	12,600
44,900	Zijin Mining Group Co., Ltd., Class A Shares	74,076
138,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	210,198
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	12,737
6,400	ZTE Corp., Class A Shares	29,678
12,600	ZTE Corp., Class H Shares(b)	37,393
11,116	ZTO Express Cayman Inc., ADR	267,451

	Total China	129,440,799

Colombia — 0.0%@
7,109	Bancolombia SA	52,519
12,667	Interconexion Electrica SA ESP	44,861

	Total Colombia	97,380

Cyprus — 0.0%@
7,431	Polymetal International PLC(c)(d)	1
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*(c)(d)	–

	Total Cyprus	1

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Czech Republic — 0.1%
11,944	CEZ AS	$557,547
1,684	Komercni Banka AS	56,811
9,582	Moneta Money Bank AS(a)	36,570

	Total Czech Republic	650,928

Egypt — 0.4%
2,009,004	Cleopatra Hospital*	341,721
1,065,105	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	1,580,132
102,867	Commercial International Bank Egypt SAE, GDR	178,363
22,745	Eastern Co. SAE	13,753

	Total Egypt	2,113,969

Georgia — 0.1%
32,700	Georgia Capital PLC*	321,469

Germany — 0.2%
25,340	Delivery Hero SE*(a)	1,023,279

Greece — 0.4%
48,512	Alpha Services & Holdings SA*	75,821
153,636	Eurobank Ergasias Services & Holdings SA*	235,589
1,594	FF Group*(c)(d)	–
6,324	Hellenic Telecommunications Organization SA	97,111
2,114	JUMBO SA	42,139
1,003	Motor Oil Hellas Corinth Refineries SA	26,604
2,559	Mytilineos SA	69,031
13,279	National Bank of Greece SA*	74,328
75,081	OPAP SA	1,165,032
6,832	Public Power Corp. SA*	59,907
850	Terna Energy SA*	17,709

	Total Greece	1,863,271

Hong Kong — 2.4%
375,000	AIA Group Ltd	3,973,182
116,000	Alibaba Health Information Technology Ltd.*	83,364
127,000	ASMPT Ltd	1,084,467
11,000	Beijing Enterprises Holdings Ltd	36,009
138,000	Beijing Enterprises Water Group Ltd	34,630
106,000	Bosideng International Holdings Ltd	58,730
362,000	Brilliance China Automotive Holdings Ltd	180,787
15,000	C&D International Investment Group Ltd	48,307
2,463,000	China Education Group Holdings Ltd	2,822,962
100,888	China Everbright Environment Group Ltd	40,860
78,000	China Gas Holdings Ltd	108,883
156,000	China Jinmao Holdings Group Ltd	30,210
82,000	China Mengniu Dairy Co., Ltd.*	360,422
39,538	China Merchants Port Holdings Co., Ltd	55,397
98,000	China Overseas Land & Investment Ltd	242,872
35,000	China Overseas Property Holdings Ltd	40,780
130,000	China Power International Development Ltd	51,509
40,000	China Resources Beer Holdings Co., Ltd	297,225
54,000	China Resources Cement Holdings Ltd	29,021
26,000	China Resources Gas Group Ltd	109,670
82,000	China Resources Land Ltd	363,556
46,000	China Resources Power Holdings Co., Ltd	93,848
128,000	China Ruyi Holdings Ltd.*	31,783
56,000	China State Construction International Holdings Ltd	63,693
35,800	China Taiping Insurance Holdings Co., Ltd	42,334

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Hong Kong — 2.4% — (continued)
72,000	China Traditional Chinese Medicine Holdings Co., Ltd	$37,334
51,000	Chow Tai Fook Jewellery Group Ltd	98,704
46,000	COSCO SHIPPING Ports Ltd	29,942
46,000	Far East Horizon Ltd	40,856
518,000	GCL Technology Holdings Ltd.*	133,239
154,000	Geely Automobile Holdings Ltd	201,294
82,000	Guangdong Investment Ltd	82,973
18,000	Kingboard Holdings Ltd	64,186
20,500	Kingboard Laminates Holdings Ltd	25,536
110,000	Kunlun Energy Co., Ltd	88,009
38,000	Nine Dragons Paper Holdings Ltd	30,936
3,000	Orient Overseas International Ltd	48,135
26,000	Shenzhen International Holdings Ltd	22,584
14,412	Shimao Group Holdings Ltd.*(c)(d)	3,672
270,750	Sino Biopharmaceutical Ltd	139,643
13,000	Vinda International Holdings Ltd	35,771
24,800	Yuexiu Property Co., Ltd	36,513

	Total Hong Kong	11,403,828

Hungary — 0.7%
99,365	MOL Hungarian Oil & Gas PLC	755,595
81,238	OTP Bank Nyrt	2,465,003
3,854	Richter Gedeon Nyrt	80,837

	Total Hungary	3,301,435

India — 12.9%
932	ABB India Ltd	36,310
1,692	ACC Ltd	35,429
4,403	Adani Enterprises Ltd	73,005
7,928	Adani Green Energy Ltd.*	46,331
12,475	Adani Ports & Special Economic Zone Ltd	89,097
19,546	Adani Power Ltd.*	34,420
6,632	Adani Total Gas Ltd	54,288
6,673	Adani Transmission Ltd.*	51,644
17,967	Ambuja Cements Ltd	74,357
2,536	Apollo Hospitals Enterprise Ltd	134,430
60,089	Asian Paints Ltd	2,058,562
2,666	AU Small Finance Bank Ltd.(a)	19,103
8,684	Aurobindo Pharma Ltd	48,443
4,163	Avenue Supermarts Ltd.*(a)	173,032
133,122	Axis Bank Ltd	1,360,829
17,728	Bajaj Auto Ltd	782,349
6,979	Bajaj Finance Ltd	515,729
9,840	Bajaj Finserv Ltd	158,823
577	Bajaj Holdings & Investment Ltd	44,565
2,275	Balkrishna Industries Ltd	55,246
13,938	Bandhan Bank Ltd.*(a)	38,864
19,793	Bank of Baroda*	38,080
7,050	Berger Paints India Ltd	49,620
104,457	Bharat Electronics Ltd	119,577
6,110	Bharat Forge Ltd	60,146
235,223	Bharat Petroleum Corp., Ltd	899,937
55,675	Bharti Airtel Ltd	503,438
2,714	Britannia Industries Ltd	146,663
11,596	CG Power & Industrial Solutions Ltd.*	42,444
118,823	Cholamandalam Investment & Finance Co., Ltd	1,087,858
12,999	Cipla Ltd	142,419

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 12.9% — (continued)
38,514	Coal India Ltd	$100,127
3,227	Colgate-Palmolive India Ltd	57,697
6,095	Container Corp. Of India Ltd	43,571
17,377	Dabur India Ltd	111,935
115,247	Delhivery Ltd.*	480,555
3,205	Divi’s Laboratories Ltd	109,687
17,785	DLF Ltd	75,429
2,884	Dr Reddy’s Laboratories Ltd	150,533
3,578	Eicher Motors Ltd	134,387
68,236	GAIL India Ltd	84,590
10,486	Godrej Consumer Products Ltd.*	117,228
3,584	Godrej Properties Ltd.*	47,889
6,440	Grasim Industries Ltd	122,256
6,619	Havells India Ltd	95,887
25,157	HCL Technologies Ltd	329,979
117,780	HDFC Bank Ltd	2,282,894
88,377	HDFC Bank Ltd., ADR	5,977,820
24,078	HDFC Life Insurance Co., Ltd.(a)	142,275
2,816	Hero MotoCorp Ltd	82,623
34,365	Hindalco Industries Ltd	166,594
18,466	Hindustan Petroleum Corp., Ltd	48,209
21,021	Hindustan Unilever Ltd	624,598
43,919	Housing Development Finance Corp., Ltd	1,387,300
131,323	ICICI Bank Ltd	1,358,134
258,381	ICICI Bank Ltd., ADR	5,343,319
6,160	ICICI Lombard General Insurance Co., Ltd.(a)	82,325
9,181	ICICI Prudential Life Insurance Co., Ltd.(a)	45,217
20,127	Indian Hotels Co., Ltd., Class A Shares	75,502
74,260	Indian Oil Corp., Ltd	68,267
4,984	Indian Railway Catering & Tourism Corp., Ltd	36,730
5,863	Indraprastha Gas Ltd	31,064
520,100	Indus Towers Ltd	1,087,954
2,093	Info Edge India Ltd	88,484
85,864	Infosys Ltd	1,548,609
2,555	InterGlobe Aviation Ltd.*(a)	57,372
76,832	ITC Ltd	350,176
10,437	Jindal Steel & Power Ltd	69,352
20,967	JSW Steel Ltd	169,175
10,215	Jubilant Foodworks Ltd	54,732
123,739	Kotak Mahindra Bank Ltd	2,591,627
18,008	Larsen & Toubro Ltd	459,076
2,444	LTIMindtree Ltd.(a)	139,081
5,715	Lupin Ltd	45,517
22,413	Mahindra & Mahindra Ltd	345,715
12,963	Marico Ltd.*	77,306
22,126	Maruti Suzuki India Ltd	2,315,402
2,290	Mphasis Ltd	56,775
50	MRF Ltd	51,428
3,147	Muthoot Finance Ltd	37,041
878	Nestle India Ltd	197,878
99,169	NTPC Ltd	203,943
55,740	Oberoi Realty Ltd	575,224
63,200	Oil & Natural Gas Corp., Ltd	116,176
152	Page Industries Ltd	69,788
367,092	Petronet LNG Ltd	989,518
57,000	Phoenix Mills Ltd. (The)	942,968

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 12.9% — (continued)
2,406	PI Industries Ltd	$90,079
3,794	Pidilite Industries Ltd	105,528
76,988	Power Grid Corp. of India Ltd	206,658
354,354	Reliance Industries Ltd	9,937,702
62,000	ReNew Energy Global PLC, Class A Shares*	269,080
54,912	Samvardhana Motherson International Ltd	53,111
5,631	SBI Cards & Payment Services Ltd	51,149
11,707	SBI Life Insurance Co., Ltd.(a)	158,048
257	Shree Cement Ltd	80,141
5,206	Shriram Finance Ltd	76,225
2,065	Siemens Ltd	81,062
3,876	SRF Ltd	101,556
45,738	State Bank of India	289,324
16,390	Sterling & Wilson Renewable*	57,664
24,519	Sun Pharmaceutical Industries Ltd	284,081
23,572	Tata Consultancy Services Ltd	948,520
15,654	Tata Consumer Products Ltd	135,564
865	Tata Elxsi Ltd	63,803
43,335	Tata Motors Ltd.*	220,349
38,627	Tata Power Co., Ltd. (The)	94,524
184,710	Tata Steel Ltd	232,497
15,635	Tech Mahindra Ltd	207,708
123,145	Titan Co., Ltd	3,529,676
3,014	Torrent Pharmaceuticals Ltd	53,407
4,476	Trent Ltd	68,933
2,257	Tube Investments of India Ltd	76,191
4,523	TVS Motor Co., Ltd	58,837
20,209	UltraTech Cement Ltd	1,774,502
7,945	United Spirits Ltd.*	70,939
145,067	UPL Ltd	1,224,423
5,647	Varun Beverages Ltd	89,928
18,794	Vedanta Ltd	60,895
34,605	Wipro Ltd	162,036
241,179	Yes Bank Ltd.*(c)	51,208
81,490	Zomato Ltd.*	52,537

	Total India	62,447,861

Indonesia — 2.7%
402,400	Adaro Energy Indonesia Tbk PT	78,885
197,700	Aneka Tambang Tbk	25,794
2,525,300	Astra International Tbk PT	1,009,940
6,320,000	Bank BTPN Syariah Tbk PT	969,629
1,425,500	Bank Central Asia Tbk PT	817,786
2,635,724	Bank Mandiri Persero Tbk PT	1,711,981
200,200	Bank Negara Indonesia Persero Tbk PT	115,284
12,733,724	Bank Rakyat Indonesia Persero Tbk PT	3,898,323
813,531	Barito Pacific Tbk PT	49,871
174,600	Charoen Pokphand Indonesia Tbk PT	61,531
86,100	Indah Kiat Pulp & Paper Tbk PT	44,735
69,500	Indofood CBP Sukses Makmur Tbk PT	46,141
143,200	Indofood Sukses Makmur Tbk PT	60,795
492,600	Kalbe Farma Tbk PT	68,148
326,849	Merdeka Copper Gold Tbk PT*	97,271
505,900	Sarana Menara Nusantara Tbk PT	34,828
79,529	Semen Indonesia Persero Tbk PT	37,671
459,700	Sumber Alfaria Trijaya Tbk PT	87,410

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Indonesia — 2.7% — (continued)
7,499,087	Telkom Indonesia Persero Tbk PT	$1,907,503
37,266	Telkom Indonesia Persero Tbk PT, ADR	959,972
188,500	Unilever Indonesia Tbk PT	51,663
461,200	United Tractors Tbk PT	842,148
75,800	Vale Indonesia Tbk PT*	34,007

	Total Indonesia	13,011,316

Kazakhstan — 0.4%
26,421	Kaspi.KZ JSC, GDR	1,962,958
840	Kaspi.KZ JSC, GDR(a)	62,496

	Total Kazakhstan	2,025,454

Kuwait — 0.4%
41,935	Agility Public Warehousing Co., KSC	82,277
30,927	Boubyan Bank KSCP	77,047
40,976	Gulf Bank KSCP	40,425
44,000	Humansoft Holding Co. KSC	527,172
189,463	Kuwait Finance House KSCP	528,560
13,177	Mabanee Co., KPSC	33,714
58,759	Mobile Telecommunications Co., KSCP	106,962
183,071	National Bank of Kuwait SAKP	637,982

	Total Kuwait	2,034,139

Luxembourg — 0.2%
3,985	Reinet Investments SCA	78,882
17,099	Ternium SA, ADR	728,588

	Total Luxembourg	807,470

Malaysia — 0.5%
46,100	AMMB Holdings Bhd	41,182
59,300	Axiata Group Bhd	41,874
174,207	CIMB Group Holdings Bhd	217,836
120,100	Dialog Group Bhd	60,189
84,300	DiGi.Com Bhd	80,771
65,800	Genting Bhd	68,348
80,300	Genting Malaysia Bhd	48,328
20,100	HAP Seng Consolidated Bhd	27,321
2,000	Hartalega Holdings Bhd	655
15,800	Hong Leong Bank Bhd	72,305
2,900	Hong Leong Financial Group Bhd	11,776
36,300	IHH Healthcare Bhd	46,742
77,400	Inari Amertron Bhd	42,215
56,900	IOI Corp. Bhd	48,550
11,700	Kuala Lumpur Kepong Bhd	54,210
121,509	Malayan Banking Bhd	238,043
25,900	Malaysia Airports Holdings Bhd*	39,183
57,900	Maxis Bhd	50,438
34,300	MISC Bhd	57,766
45,300	MR DIY Group M Bhd(a)	17,166
1,600	Nestle Malaysia Bhd	48,175
59,300	Petronas Chemicals Group Bhd	94,747
8,600	Petronas Dagangan Bhd	40,297
18,400	Petronas Gas Bhd	68,300
12,800	PPB Group Bhd	49,919
94,700	Press Metal Aluminium Holdings Bhd	108,847
372,400	Public Bank Bhd	342,673
31,500	QL Resources Bhd	40,784

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 0.5% — (continued)
54,100	RHB Bank Bhd	$68,471
77,200	Sime Darby Bhd	38,953
56,800	Sime Darby Plantation Bhd	53,574
31,400	Telekom Malaysia Bhd	35,185
67,600	Tenaga Nasional Bhd	141,149
123,200	Top Glove Corp. Bhd*	20,716

	Total Malaysia	2,416,688

Mexico — 3.6%
70,338	Alfa SAB de CV, Class A Shares	46,133
48,514	America Movil SAB de CV, Class L Shares, ADR	998,418
706,389	America Movil SAB de CV, Series L	725,452
11,362	Arca Continental SAB de CV	96,237
19,765	Banco del Bajio SA(a)	75,522
12,281	Coca-Cola Femsa SAB de CV	88,763
76,190	Fibra Uno Administracion SA de CV, REIT	108,687
51,233	Fomento Economico Mexicano SAB de CV	471,832
5,527	Gruma SAB de CV, Class B Shares	81,409
9,937	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	188,510
5,854	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	167,612
33,987	Grupo Bimbo SAB de CV, Series A	162,038
12,114	Grupo Carso SAB de CV, Series A1	58,073
505,317	Grupo Financiero Banorte SAB de CV, Class O Shares	4,277,570
52,927	Grupo Financiero Inbursa SAB de CV, Class O Shares*	110,620
231,968	Grupo México SAB de CV, Series B	1,043,309
51,049	Grupo Televisa SAB	51,004
4,431	Industrias Peñoles SAB de CV*	53,016
662,165	Kimberly-Clark de México SAB de CV, Class A Shares	1,324,601
29,228	Operadora de Sites Mexicanos SAB de CV, Class 1 Shares	29,106
573,157	Orbia Advance Corp. SAB de CV	1,190,719
3,707	Promotora y Operadora de Infraestructura SAB de CV	36,158
91,681	Qualitas Controladora SAB de CV	570,293
284,100	Regional SAB de CV	2,357,116
758,414	Wal-Mart de Mexico SAB de CV	2,988,681

	Total Mexico	17,300,879

Netherlands — 0.8%
12,894	NEPI Rockcastle NV	77,371
55,168	Prosus NV*	3,948,873

	Total Netherlands	4,026,244

Peru — 0.4%
7,021	Cia de Minas Buenaventura SAA, ADR(e)	53,219
13,704	Credicorp Ltd	1,746,164

	Total Peru	1,799,383

Philippines — 1.1%
43,280	Aboitiz Equity Ventures Inc.	42,257
21,090	ACEN Corp	2,409
7,030	Ayala Corp	79,344
199,760	Ayala Land Inc.	102,802
47,558	Bank of the Philippine Islands	94,258
66,413	BDO Unibank Inc.	147,905
7,256,900	Bloomberry Resorts Corp.*	1,198,401
20	Globe Telecom Inc.	641
681,360	International Container Terminal Services Inc.	2,466,476
86,856	JG Summit Holdings Inc.	77,438

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Philippines — 1.1% — (continued)
13,220	Jollibee Foods Corp	$57,294
6,170	Manila Electric Co	35,418
54,636	Metropolitan Bank & Trust Co	57,423
146,800	Monde Nissin Corp.(a)	31,962
2,195	PLDT Inc.	51,096
739,970	Robinsons Retail Holdings Inc.	727,467
5,930	SM Investments Corp	91,258
295,100	SM Prime Holdings Inc.	181,415
22,540	Universal Robina Corp	55,550

	Total Philippines	5,500,814

Poland — 0.4%
9,581	Allegro.eu SA*(a)	62,394
4,852	Bank Polska Kasa Opieki SA	97,637
1,614	CD Projekt SA	47,965
6,856	Cyfrowy Polsat SA	26,565
1,375	Dino Polska SA*(a)	114,819
90,600	InPost SA*	748,919
3,754	KGHM Polska Miedz SA	107,194
30	LPP SA	63,484
545	mBank SA*	40,162
25,504	PGE Polska Grupa Energetyczna SA*	38,271
13,491	Polski Koncern Naftowy ORLEN SA	201,885
23,686	Powszechna Kasa Oszczednosci Bank Polski SA	165,279
16,683	Powszechny Zaklad Ubezpieczen SA	137,258
938	Santander Bank Polska SA	62,982

	Total Poland	1,914,814

Portugal — 0.4%
175,208	Galp Energia SGPS SA	2,132,390

Qatar — 0.3%
58,133	Barwa Real Estate Co	43,765
82,701	Commercial Bank PSQC (The)	139,244
37,218	Industries Qatar QSC	141,845
142,882	Masraf Al Rayan QSC	105,604
113,710	Mesaieed Petrochemical Holding Co	65,390
26,290	Ooredoo QPSC	66,225
12,424	Qatar Electricity & Water Co. QSC	59,319
10,432	Qatar Fuel QSC	46,411
72,697	Qatar Gas Transport Co., Ltd	72,640
16,205	Qatar International Islamic Bank QSC	46,520
41,921	Qatar Islamic Bank SAQ	213,467
118,254	Qatar National Bank QPSC	545,661

	Total Qatar	1,546,091

Russia — 0.0%@
64,081	Alrosa PJSC*#(c)	641
502,100	Detsky Mir PJSC, (Cost — $786,566, acquired 10/15/20)*#(c)(f)	5,021
179,000	Fix Price Group PLC, (Cost — $1,614,764, acquired 3/5/21), GDR*(c)(d)(f)	1,790
267,363	Gazprom PJSC#(c)	2,674
21,428	Gazprom PJSC(c)(d)	3
885,983	Inter RAO UES PJSC#(c)	8,860
10,171	Lukoil PJSC#(c)	102
1,730	Magnit PJSC*#(c)	17
1	Magnit PJSC, Class Registered Shares, GDR*#(c)	–
1,550	MMC Norilsk Nickel PJSC#(c)	16

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Russia — 0.0%@ — (continued)
24,130	Mobile TeleSystems PJSC#(c)	$241
135,663	Mobile TeleSystems PJSC, ADR*#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC*#(c)	391
22,130	Novatek PJSC#(c)	221
37,499	Novolipetsk Steel PJSC*#(c)	375
508	Novolipetsk Steel PJSC*(c)(d)	—
1,593	Ozon Holdings PLC, ADR*(c)(d)	—
921	PhosAgro PJSC#(c)	9
19	PhosAgro PJSC, Class Registered Shares, GDR*#(c)	—
869	Polyus PJSC*#(c)	9
28,885	Rosneft Oil Co. PJSC#(c)	289
891,342	Sberbank of Russia PJSC, (Cost — $1,699,436, acquired 8/3/16)*#(c)(f)	8,913
5,523	Severstal PAO*#(c)	55
157,330	Surgutneftegas PJSC#(c)	1,573
32,571	Tatneft PJSC#(c)	326
5,031	Tatneft PJSC(c)(d)	1
88,972	United Co. RUSAL International PJSC(c)(d)	12
2,330	VK Co., Ltd., GDR*(c)(d)	—
60,086,472	VTB Bank PJSC*#(c)	9,854
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(c)(d)	—
17,600	Yandex NV, (Cost — $445,196, acquired 1/21/22), Class A Shares*(c)(d)(f)	176
7,493	Yandex NV, Class A Shares*(c)(d)	1

	Total Russia	42,927

Saudi Arabia — 1.8%
1,780	ACWA Power Co	66,051
3,528	Advanced Petrochemical Co	45,414
180,289	Al Rajhi Bank*	3,372,753
25,043	Alinma Bank	196,293
6,060	Almarai Co. JSC	84,712
14,805	Arab National Bank	90,736
515	Arabian Internet & Communications Services Co	33,958
12,498	Bank AlBilad*	118,522
12,023	Bank Al-Jazira	57,973
14,887	Banque Saudi Fransi	129,546
1,903	Bupa Arabia for Cooperative Insurance Co	78,346
1,321	Dallah Healthcare Co	51,437
14,545	Dar Al Arkan Real Estate Development Co.*	55,619
2,248	Dr Sulaiman Al Habib Medical Services Group Co	138,843
617	Elm Co	62,289
11,631	Emaar Economic City*	23,380
10,578	Etihad Etisalat Co	110,095
1,138	Jarir Marketing Co	44,785
12,541	Mobile Telecommunications Co.*	34,649
1,161	Mouwasat Medical Services Co	55,838
672	Nahdi Medical Co	33,370
9,889	National Industrialization Co.*	31,725
12,524	Rabigh Refining & Petrochemical Co.*	33,853
35,268	Riyad Bank	244,582
5,451	SABIC Agri-Nutrients Co	193,896
8,982	Sahara International Petrochemical Co	84,566
23,531	Saudi Arabian Mining Co.*	398,054
61,586	Saudi Arabian Oil Co.(a)	521,615
22,751	Saudi Basic Industries Corp	535,733
23,756	Saudi British Bank (The)	209,598
22,768	Saudi Electricity Co	134,570

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Saudi Arabia — 1.8% — (continued)
12,132	Saudi Industrial Investment Group	$72,151
9,322	Saudi Investment Bank (The)	39,256
15,381	Saudi Kayan Petrochemical Co.*	51,970
56,213	Saudi National Bank (The)	706,836
874	Saudi Research & Media Group*	43,308
1,126	Saudi Tadawul Group Holding Co	42,803
38,720	Saudi Telecom Co	362,297
5,902	Savola Group (The)	42,742
6,510	Yanbu National Petrochemical Co	72,799

	Total Saudi Arabia	8,706,963

Singapore — 0.2%
6,800	BOC Aviation Ltd.(a)	49,121
1,271	JOYY Inc., ADR	39,909
10,801	Sea Ltd., ADR*	674,955

	Total Singapore	763,985

South Africa — 2.5%
21,708	Absa Group Ltd	234,357
3,655	African Rainbow Minerals Ltd	50,671
1,405	Anglo American Platinum Ltd	77,924
10,772	AngloGold Ashanti Ltd	180,513
9,447	Aspen Pharmacare Holdings Ltd	72,963
8,357	Bid Corp., Ltd	183,185
67,464	Bidvest Group Ltd. (The)	856,704
2,280	Capitec Bank Holdings Ltd	217,652
6,815	Clicks Group Ltd	99,337
12,452	Discovery Ltd.*	101,584
7,017	Exxaro Resources Ltd	76,798
129,311	FirstRand Ltd	461,345
8,762	Foschini Group Ltd. (The)	48,228
22,560	Gold Fields Ltd	204,875
79,517	Growthpoint Properties Ltd., REIT	58,183
12,491	Harmony Gold Mining Co., Ltd	38,463
21,102	Impala Platinum Holdings Ltd	197,455
1,524	Kumba Iron Ore Ltd	39,761
694,473	Life Healthcare Group Holdings Ltd	739,033
5,962	Mr Price Group Ltd	49,426
43,515	MTN Group Ltd	341,648
10,235	MultiChoice Group	78,574
5,541	Naspers Ltd., Class N Shares	980,313
147,782	Nedbank Group Ltd	1,853,693
8,806	Northam Platinum Holdings Ltd.*	72,510
135,269	Old Mutual Ltd	87,695
8,790	OUTsurance Group Ltd.*	17,092
39,875	Pepkor Holdings Ltd.(a)	40,691
13,978	Remgro Ltd	106,384
309,635	Sanlam Ltd	1,008,901
13,934	Sasol Ltd	203,893
12,453	Shoprite Holdings Ltd	150,836
72,515	Sibanye Stillwater Ltd	146,083
139,173	Standard Bank Group Ltd	1,391,170
350,173	Transaction Capital Ltd	594,885
121,996	Vodacom Group Ltd	841,522
26,667	Woolworths Holdings Ltd	111,800

	Total South Africa	12,016,147

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 11.6%
875	Amorepacific Corp	$91,402
233	BGF retail Co., Ltd	31,864
2,296	Celltrion Healthcare Co., Ltd	94,482
2,688	Celltrion Inc.	294,819
446	Celltrion Pharm Inc.*	19,296
1,194	Cheil Worldwide Inc.	18,059
241	CJ CheilJedang Corp	58,515
570	CJ Corp	37,449
22,200	Coway Co., Ltd	896,669
1,439	DB Insurance Co., Ltd	83,793
1,233	Doosan Bobcat Inc.	35,304
10,586	Doosan Enerbility Co., Ltd.*	130,005
16,460	Doosan Fuel Cell Co., Ltd.*	427,290
1,216	Ecopro BM Co., Ltd.(e)	152,565
446	E-MART Inc.	37,753
515	F&F Co., Ltd	54,034
1,234	GS Holdings Corp	37,921
7,759	Hana Financial Group Inc.	266,279
1,886	Hankook Tire & Technology Co., Ltd	53,033
223	Hanmi Pharm Co., Ltd.*	43,674
6,259	Hanon Systems	42,698
3,192	Hanwha Solutions Corp.*(c)	99,778
1,100	HD Hyundai Co., Ltd	49,395
3,172	HLB Inc.*	77,382
6,717	HMM Co., Ltd.*(e)	114,326
672	Hotel Shilla Co., Ltd	40,718
391	HYBE Co., Ltd.*	54,625
1,889	Hyundai Engineering & Construction Co., Ltd	51,923
434	Hyundai Glovis Co., Ltd	52,030
470	Hyundai Heavy Industries Co., Ltd	37,771
375	Hyundai Mipo Dockyard Co., Ltd.*	19,927
7,427	Hyundai Mobis Co., Ltd	1,192,755
3,669	Hyundai Motor Co	488,469
1,832	Hyundai Steel Co	48,412
481	Iljin Materials Co., Ltd.*	23,088
7,644	Industrial Bank of Korea	59,981
7,988	Kakao Corp	375,393
629	Kakao Games Corp.*	23,302
3,932	KakaoBank Corp.*(e)	78,886
540	Kakaopay Corp.*	25,629
2,405	Kangwon Land Inc.*	36,719
51,312	KB Financial Group Inc.	1,991,523
20,515	Kia Corp	1,166,928
1,943	Korea Aerospace Industries Ltd.*	66,201
6,655	Korea Electric Power Corp	90,885
955	Korea Investment Holdings Co., Ltd.*	44,706
890	Korea Shipbuilding & Offshore Engineering Co., Ltd	54,670
250	Korea Zinc Co., Ltd	110,334
4,494	Korean Air Lines Co., Ltd	77,198
699	Krafton Inc.*	89,526
28,737	KT Corp	661,891
14,203	KT&G Corp	952,856
408	Kumho Petrochemical Co., Ltd.*	48,487
621	L&F Co., Ltd	122,680
11,968	LG Chem Ltd	6,142,333
2,245	LG Corp	139,660

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 11.6% — (continued)
5,730	LG Display Co., Ltd	$66,131
2,765	LG Electronics Inc.	232,081
2,118	LG Energy Solution Ltd.*(e)	836,579
1,505	LG H&H Co., Ltd	759,227
336	LG Innotek Co., Ltd	70,182
4,603	LG Uplus Corp	38,529
538	Lotte Chemical Corp	72,431
312	Lotte Shopping Co., Ltd	20,519
1,823	Meritz Financial Group Inc.	61,938
8,936	Meritz Securities Co., Ltd	47,329
9,158	Mirae Asset Securities Co., Ltd	49,474
11,159	NAVER Corp	1,752,311
411	NCSoft Corp	134,780
529	Netmarble Corp.*(a)	24,689
3,575	NH Investment & Securities Co., Ltd.*	25,671
640	Orion Corp	60,497
6,901	Pan Ocean Co., Ltd	32,994
792	Pearl Abyss Corp.*	26,810
688	POSCO Chemical Co., Ltd	114,785
1,864	POSCO Holdings Inc.	447,588
256	S-1 Corp	10,920
1,314	Samsung Biologics Co., Ltd.*(a)	767,835
2,179	Samsung C&T Corp	181,264
1,392	Samsung Electro-Mechanics Co., Ltd	151,298
427,125	Samsung Electronics Co., Ltd	19,535,923
4,402	Samsung Engineering Co., Ltd.*	87,393
804	Samsung Fire & Marine Insurance Co., Ltd	130,518
17,935	Samsung Heavy Industries Co., Ltd.*	74,547
1,766	Samsung Life Insurance Co., Ltd	90,985
5,302	Samsung SDI Co., Ltd	2,785,944
896	Samsung SDS Co., Ltd	84,845
1,776	Samsung Securities Co., Ltd	44,940
1,206	SD Biosensor Inc.(e)	20,963
59,391	Shinhan Financial Group Co., Ltd	1,744,253
670	SK Biopharmaceuticals Co., Ltd.*	33,772
725	SK Bioscience Co., Ltd.*(e)	38,153
105,418	SK Hynix Inc.	7,101,503
804	SK IE Technology Co., Ltd.*(a)	39,649
971	SK Inc.	131,011
1,472	SK Innovation Co., Ltd.*	166,740
2,405	SK Square Co., Ltd.*	69,651
436	SKC Co., Ltd	32,252
1,034	S-Oil Corp	63,056
12,992	Woori Financial Group Inc.	119,775
1,033	Yuhan Corp	41,174

	Total South Korea	56,040,200

Taiwan — 13.0%
12,000	Accton Technology Corp	109,545
72,000	Acer Inc.	59,209
9,777	Advantech Co., Ltd	112,794
695,498	ASE Technology Holding Co., Ltd	2,380,976
59,000	Asia Cement Corp	85,662
19,000	Asustek Computer Inc.	171,050
164,800	AUO Corp	99,171
16,000	Catcher Technology Co., Ltd	96,015

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 13.0% — (continued)
209,550	Cathay Financial Holding Co., Ltd	$295,042
35,061	Chailease Holding Co., Ltd	255,401
127,275	Chang Hwa Commercial Bank Ltd	72,118
49,000	Cheng Shin Rubber Industry Co., Ltd	54,394
71,000	China Airlines Ltd	46,647
393,112	China Development Financial Holding Corp	168,183
313,000	China Steel Corp	319,906
139,000	Chroma ATE Inc.	834,056
96,000	Chunghwa Telecom Co., Ltd	360,139
97,000	Compal Electronics Inc.	76,100
447,880	CTBC Financial Holding Co., Ltd	330,501
317,000	Delta Electronics Inc.	2,940,920
21,000	E Ink Holdings Inc.	131,880
333,535	E.Sun Financial Holding Co., Ltd	270,133
4,100	Eclat Textile Co., Ltd	64,069
2,000	eMemory Technology Inc.	120,131
61,000	Eva Airways Corp	55,902
25,791	Evergreen Marine Corp. Taiwan Ltd	130,879
87,000	Far Eastern New Century Corp	91,893
35,000	Far EasTone Telecommunications Co., Ltd	78,421
10,920	Feng TAY Enterprise Co., Ltd	65,416
260,557	First Financial Holding Co., Ltd	226,538
84,000	Formosa Chemicals & Fibre Corp	194,673
28,000	Formosa Petrochemical Corp	77,313
103,000	Formosa Plastics Corp	303,915
190,052	Fubon Financial Holding Co., Ltd	369,525
8,290	Giant Manufacturing Co., Ltd	54,654
228,000	Globalwafers Co., Ltd	3,762,092
568,660	Hon Hai Precision Industry Co., Ltd	1,869,421
7,000	Hotai Motor Co., Ltd	140,598
230,051	Hua Nan Financial Holdings Co., Ltd	170,531
231,680	Innolux Corp	110,162
74,000	Inventec Corp	63,892
2,541	Largan Precision Co., Ltd	182,194
57,264	Lite-On Technology Corp., ADR	129,555
180,000	MediaTek Inc.	4,200,924
289,600	Mega Financial Holding Co., Ltd	313,925
17,000	Micro-Star International Co., Ltd	75,356
1,200	momo.com Inc.	30,764
129,000	Nan Ya Plastics Corp	317,447
5,000	Nan Ya Printed Circuit Board Corp	37,734
29,000	Nanya Technology Corp	54,870
5,000	Nien Made Enterprise Co., Ltd	52,812
123,000	Novatek Microelectronics Corp	1,619,220
52,000	Pegatron Corp	114,626
5,000	PharmaEssentia Corp.*	81,648
64,000	Pou Chen Corp	69,701
70,000	Powerchip Semiconductor Manufacturing Corp	75,217
66,224	Poya International Co., Ltd	1,273,128
14,539	President Chain Store Corp	126,378
624,000	Quanta Computer Inc.	1,619,955
11,000	Realtek Semiconductor Corp	134,960
50,778	Ruentex Development Co., Ltd	73,115
93,598	Shanghai Commercial & Savings Bank Ltd. (The)	144,848
317,693	Shin Kong Financial Holding Co., Ltd	91,683
266,484	SinoPac Financial Holdings Co., Ltd., (Cost — $88,418, acquired 8/3/16)(c)(f)	148,756

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 13.0% — (continued)
35,700	Synnex Technology International Corp	$72,344
286,584	Taishin Financial Holding Co., Ltd	152,769
154,000	Taiwan Business Bank	71,895
150,668	Taiwan Cement Corp	191,141
251,845	Taiwan Cooperative Financial Holding Co., Ltd	217,781
59,000	Taiwan High Speed Rail Corp	56,330
43,000	Taiwan Mobile Co., Ltd	135,197
1,087,507	Taiwan Semiconductor Manufacturing Co., Ltd	17,877,083
142,207	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,381,964
31,000	Unimicron Technology Corp	127,502
117,000	Uni-President Enterprises Corp	256,559
302,000	United Microelectronics Corp.*	491,501
23,000	Vanguard International Semiconductor Corp	68,605
2,000	Voltronic Power Technology Corp	104,319
73,427	Walsin Lihwa Corp	134,325
18,630	Wan Hai Lines Ltd	47,956
8,000	Win Semiconductors Corp	43,801
80,000	Winbond Electronics Corp	59,532
42,000	Wiwynn Corp	1,315,557
43,760	WPG Holdings Ltd	70,217
9,700	Yageo Corp	168,265
42,000	Yang Ming Marine Transport Corp	87,747
258,488	Yuanta Financial Holding Co., Ltd	191,410
21,000	Zhen Ding Technology Holding Ltd	76,154

	Total Taiwan	62,588,637

Thailand — 1.0%
31,100	Advanced Info Service PCL, NVDR	178,305
103,900	Airports of Thailand PCL, NVDR*	214,606
185,700	Asset World Corp. PCL, NVDR	31,088
20,800	B Grimm Power PCL, NVDR	23,018
306,000	Bangkok Dusit Medical Services PCL, NVDR	243,241
212,000	Bangkok Expressway & Metro PCL, NVDR	55,681
162,000	Banpu PCL, NVDR*	50,136
34,400	Berli Jucker PCL, NVDR	37,577
191,400	BTS Group Holdings PCL, NVDR	43,749
14,000	Bumrungrad Hospital PCL, NVDR	83,843
6,000	Carabao Group PCL, NVDR	17,194
51,000	Central Pattana PCL, NVDR	101,686
33,616	Central Retail Corp. PCL, NVDR	42,683
86,300	Charoen Pokphand Foods PCL, NVDR	54,370
144,800	CP ALL PCL, NVDR	254,838
8,200	Delta Electronics Thailand PCL, NVDR	212,050
4,600	Electricity Generating PCL, NVDR	22,325
36,400	Energy Absolute PCL, NVDR	80,825
17,400	Global Power Synergy PCL, NVDR	33,573
80,100	Gulf Energy Development PCL, NVDR	119,346
137,900	Home Product Center PCL, NVDR	54,809
50,400	Indorama Ventures PCL, NVDR	52,567
29,350	Intouch Holdings PCL, NVDR	58,933
13,300	JMT Network Services PCL, NVDR	17,547
153,400	Kasikornbank PCL	591,776
10,000	Kasikornbank PCL, NVDR	38,908
125,300	Krung Thai Bank PCL, NVDR	61,523
22,200	Krungthai Card PCL, NVDR	37,011
296,000	Land and Houses PCL, NVDR	82,360
87,100	Minor International PCL, NVDR*	82,776

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Thailand — 1.0% — (continued)
19,800	Muangthai Capital PCL, NVDR	$19,654
22,800	Osotspa PCL, NVDR	20,859
148,800	PTT Exploration & Production PCL	633,731
36,500	PTT Exploration & Production PCL, NVDR	155,305
55,700	PTT Global Chemical PCL, NVDR	74,668
89,100	PTT Oil & Retail Business PCL, NVDR	55,390
256,200	PTT PCL, NVDR	230,846
21,400	Ratch Group PCL, NVDR	24,753
20,000	SCB X PCL, NVDR	59,071
36,500	SCG Packaging PCL, NVDR	53,863
11,200	Siam Cement PCL (The), Class Registered Shares	103,986
19,900	Siam Cement PCL (The), NVDR	184,808
20,800	Srisawad Corp. PCL, NVDR	31,857
24,300	Thai Oil PCL, NVDR	34,816
90,700	Thai Union Group PCL, NVDR	40,944
336,600	True Corp. PCL, NVDR(c)	48,741

	Total Thailand	4,751,636

Turkey — 0.9%
123,590	Agesa Hayat ve Emeklilik AS*	173,942
79,694	Akbank TAS	73,277
17,844	Aselsan Elektronik Sanayi Ve Ticaret AS	51,776
11,261	BIM Birlesik Magazalar AS	80,885
34,916	Eregli Demir ve Celik Fabrikalari TAS	81,047
1,799	Ford Otomotiv Sanayi AS	52,221
25,662	Haci Ömer Sabanci Holding AS	58,858
27,995	Hektas Ticaret TAS*	52,341
19,457	KOC Holding AS	79,371
24,535	Koza Altin Isletmeleri AS*	31,777
411,440	MLP Saglik Hizmetleri AS, Class B Shares*(a)	1,678,814
1,176	Pegasus Hava Tasimaciligi AS*	31,626
10,603	Sasa Polyester Sanayi AS*	61,403
558,820	Sok Marketler Ticaret AS*	751,720
73,020	Tofas Turk Otomobil Fabrikasi AS	659,043
14,151	Turk Hava Yollari AO*	106,915
25,061	Turkcell Iletisim Hizmetleri AS	42,090
109,460	Turkiye Is Bankasi AS, Class C Shares	65,313
3,542	Turkiye Petrol Rafinerileri AS*	110,492
36,548	Turkiye Sise ve Cam Fabrikalari AS	90,771
57,838	Yapi ve Kredi Bankasi AS	30,402

	Total Turkey	4,364,084

United Arab Emirates — 0.5%
65,895	Abu Dhabi Commercial Bank PJSC	150,327
41,885	Abu Dhabi Islamic Bank PJSC	119,031
80,123	Abu Dhabi National Oil Co. for Distribution PJSC	94,238
105,983	Aldar Properties PJSC	135,538
372,300	Americana Restaurants International PLC*	356,619
68,441	Dubai Islamic Bank PJSC	106,984
142,767	Emaar Properties PJSC	217,599
50,538	Emirates NBD Bank PJSC	187,098
88,124	Emirates Telecommunications Group Co. PJSC	611,602
113,094	First Abu Dhabi Bank PJSC	433,450
85,755	Multiply Group PJSC*	93,322
48,243	Q Holding PJSC*	36,365

	Total United Arab Emirates	2,542,173

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

United Kingdom — 0.9%
63,700	Bank of Georgia Group PLC	$2,139,082
618,959	Helios Towers PLC*	819,335
28,266	Unilever PLC	1,410,668

	Total United Kingdom	4,369,085

United States — 0.5%
16,162	BeiGene Ltd.*	278,975
6,689	EPAM Systems Inc.*	2,057,871
1,272	Legend Biotech Corp., ADR*	58,741
2,000	Parade Technologies Ltd	62,091
2,223	Southern Copper Corp	163,813

	Total United States	2,621,491

Uruguay — 0.9%
7,564	Globant SA*	1,248,665
2,600	MercadoLibre Inc.*	3,172,000

	Total Uruguay	4,420,665

	TOTAL COMMON STOCKS (Cost — $467,898,195)	463,919,996

PREFERRED STOCKS — 1.4%

Brazil — 0.5%
136,729	Banco Bradesco SA, Class Preferred Shares	341,564
7,258	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	49,861
30,344	Cia Energetica de Minas Gerais, Class Preferred Shares	60,735
29,670	Gerdau SA, Class Preferred Shares	162,235
123,997	Itau Unibanco Holding SA, Class Preferred Shares	602,229
129,299	Itausa SA, Class Preferred Shares	203,235
121,071	Petroleo Brasileiro SA, Class Preferred Shares	583,625
787,000	Raizen SA, Class Preferred Shares	462,946
13,217	Telefonica Brasil SA, Class Preferred Shares	98,295

	Total Brazil	2,564,725

Chile — 0.1%
3,617	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	323,344

Colombia — 0.0%@
12,434	Bancolombia SA, Class Preferred Shares	78,860

Mexico — 0.0%@
404,060	Cemex SAB de CV, Class Preferred Shares*	200,967

Russia — 0.0%@
83,580	Surgutneftegas PJSC, Class Preferred Shares#(c)	836
125,636	Surgutneftegas PJSC, Class Preferred Shares(c)(d)	17

	Total Russia	853

South Korea — 0.8%
719	Hyundai Motor Co., Class Preferred 2nd Shares	51,134
565	Hyundai Motor Co., Class Preferred Shares	39,380
222	LG Chem Ltd., Class Preferred Shares	49,294
87,464	Samsung Electronics Co., Ltd., Class Preferred Shares	3,524,674

	Total South Korea	3,664,482

	TOTAL PREFERRED STOCKS (Cost — $8,420,577)	6,833,231

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value

RIGHT — 0.0%@

China — 0.0%@
1,366		Kangmei Pharmaceutical Co., Ltd., Class A Shares *(c)(d) (Cost — $2)	$2

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $476,318,774)	470,753,229

Face Amount†

SHORT-TERM INVESTMENTS (g) — 2.8%

MONEY MARKET FUND — 0.3%
$1,169,429		Invesco STIT — Government & Agency Portfolio, 4.444%, Institutional Class(h) (Cost — $1,169,429)	1,169,429

TIME DEPOSITS — 2.5%
3,672,868		ANZ National Bank — London, 3.920% due 3/1/23	3,672,868
		BBH — Grand Cayman:
2	SGD	2.200% due 3/1/23	1
55	ZAR	6.150% due 3/1/23	3
840	HKD	BNP Paribas — Paris, 0.540% due 3/1/23	107
1,425	EUR	Citibank — London, 1.530% due 3/1/23	1,507
140,704		Citibank — New York, 3.920% due 3/1/23	140,704
899,480	HKD	HSBC Bank — Hong Kong, 0.540% due 3/1/23	114,594
162,376	ZAR	ING Bank — Amsterdam, 6.150% due 3/1/23	8,841
2,677,452		JPMorgan Chase & Co. — New York, 3.920% due 3/1/23	2,677,452
1,202,871		Skandinaviska Enskilda Banken AB — Stockholm, 3.920% due 3/1/23	1,202,871
		Sumitomo Mitsui Banking Corp. — Tokyo:
20	GBP	2.920% due 3/1/23	24
4,366,894		3.920% due 3/1/23	4,366,894

		TOTAL TIME DEPOSITS (Cost — $12,185,866)	12,185,866

		TOTAL SHORT-TERM INVESTMENTS (Cost — $13,355,295)	13,355,295

		TOTAL INVESTMENTS — 100.1% (Cost — $489,674,069)	484,108,524

		Liabilities in Excess of Other Assets — (0.1)%	(543,611)

		TOTAL NET ASSETS — 100.0%	$483,564,913

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2023, amounts to $22,067,777 and represents 4.6% of net assets.

(b)	Security trades on the Hong Kong exchange.
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2023, amounts to $164,656 and represents 0.0% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.5%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

At February 28, 2023, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Emerging Markets Equity Fund	$489,674,069	$87,774,492	$ (93,347,518)	$(5,573,026)

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PJSC	— Private Joint Stock Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials
Banks	17.1%
Insurance	3.7
Consumer Finance	1.0
Other	1.3
Information Technology
Semiconductors & Semiconductor Equipment	11.2
Technology Hardware, Storage & Peripherals	6.1
Electronic Equipment, Instruments & Components	2.3
Other	2.0
Consumer Discretionary	13.9
Communication Services	7.6
Materials	6.9
Industrials	6.8
Energy	5.5
Consumer Staples	4.5
Health Care	4.3
Utilities	1.7
Real Estate	1.6
Short-Term Investments	2.5

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2023, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index March Futures	12	3/23	$585,221	$577,740	$(7,481)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

At February 28, 2023, Emerging Markets Equity Fund had deposited cash of $20,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 28.8%

Aerospace/Defense — 1.0%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
$735,000	BBB+	3.800% due 10/7/24(a)	$716,217
1,195,000	BBB+	3.850% due 12/15/25(a)	1,147,338
		Boeing Co. (The), Senior Unsecured Notes:
530,000	BBB-	1.433% due 2/4/24	509,811
990,000	BBB-	4.875% due 5/1/25	976,101
700,000	BBB-	2.196% due 2/4/26	635,649
50,000	BBB-	3.100% due 5/1/26	46,568
70,000	BBB-	2.700% due 2/1/27	63,496
480,000	BBB-	2.800% due 3/1/27	435,503
260,000	BBB-	3.200% due 3/1/29	229,000
250,000	BBB-	5.150% due 5/1/30	242,875
440,000	BBB-	3.250% due 2/1/35	341,108
40,000	BBB-	3.550% due 3/1/38	30,183
420,000	BBB-	5.705% due 5/1/40	402,244
140,000	BBB-	3.750% due 2/1/50	98,804
741,000	BBB-	5.805% due 5/1/50	703,272
117,000	BBB-	3.950% due 8/1/59	81,035
850,000	BBB-	5.930% due 5/1/60	797,226
		General Dynamics Corp., Company Guaranteed Notes:
607,000	A-	3.750% due 5/15/28	577,452
10,000	A-	4.250% due 4/1/40	9,074
60,000	A-	4.250% due 4/1/50	53,521
82,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	78,255
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	466,665
721,000	BBB	4.400% due 6/15/28	694,459
30,000	BBB	5.054% due 4/27/45	27,654
		Lockheed Martin Corp., Senior Unsecured Notes:
84,000	A-	3.550% due 1/15/26	81,198
90,000	A-	3.900% due 6/15/32	83,423
40,000	A-	4.500% due 5/15/36	38,120
60,000	A-	4.070% due 12/15/42	52,421
246,000	A-	3.800% due 3/1/45	203,176
759,000	A-	4.150% due 6/15/53	650,319
253,000	A-	5.900% due 11/15/63	279,052
		Northrop Grumman Corp., Senior Unsecured Notes:
160,000	BBB+	2.930% due 1/15/25	153,228
480,000	BBB+	3.250% due 1/15/28	443,547
258,000	BBB+	4.750% due 6/1/43	236,013
260,000	BBB+	4.030% due 10/15/47	213,861
280,000	BBB+	5.250% due 5/1/50	275,928
271,000	BBB+	4.950% due 3/15/53	254,457
		Raytheon Co., Senior Unsecured Notes:
40,000	A-	7.200% due 8/15/27	43,908
24,000	A-	7.000% due 11/1/28	25,719
55,000	A-	4.200% due 12/15/44	44,593
		Raytheon Technologies Corp., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24	67,431
260,000	A-	3.950% due 8/16/25	252,738
776,000	A-	4.125% due 11/16/28	739,825
140,000	A-	2.250% due 7/1/30	115,966
228,000	A-	2.375% due 3/15/32	183,733
160,000	A-	4.500% due 6/1/42	143,660

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Aerospace/Defense — 1.0% — (continued)
$387,000	A-	3.750% due 11/1/46	$304,554
484,000	A-	2.820% due 9/1/51	316,384
273,000	A-	3.030% due 3/15/52	186,418
275,000	B+	TransDigm Inc., Senior Secured Notes, 6.750% due 8/15/28(a)	274,106

		Total Aerospace/Defense	15,027,288

Agriculture — 0.5%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	37,510
310,000	BBB	4.400% due 2/14/26	303,529
763,000	BBB	2.450% due 2/4/32	575,706
377,000	BBB	5.800% due 2/14/39	346,336
80,000	BBB	3.875% due 9/16/46	53,584
410,000	BBB	5.950% due 2/14/49	365,210
82,000	BBB	6.200% due 2/14/59	76,192
		BAT Capital Corp., Company Guaranteed Notes:
181,000	BBB+	3.215% due 9/6/26	167,034
500,000	BBB+	3.557% due 8/15/27	455,790
348,000	BBB+	2.259% due 3/25/28	291,740
1,680,000	BBB+	4.540% due 8/15/47	1,211,377
150,000	BBB+	3.984% due 9/25/50	99,423
735,000	BBB+	5.650% due 3/16/52	618,427
70,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 3.950% due 6/15/25(a)	67,736
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(a)	147,586
		Imperial Brands Finance PLC, Company Guaranteed Notes:
400,000	BBB	3.125% due 7/26/24(a)	383,941
205,000	BBB	3.500% due 7/26/26(a)	188,913
		Philip Morris International Inc., Senior Unsecured Notes:
100,000	A-	1.125% due 5/1/23	99,287
1,338,000	A-	5.125% due 11/17/27	1,332,771
210,000	A-	2.100% due 5/1/30	170,009
60,000	A-	4.500% due 3/20/42	50,143
961,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	826,904

		Total Agriculture	7,869,148

Airlines — 0.3%
43,098	A2(b)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(a)	37,043
35,297	A-	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	32,192
276,254	A-	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	251,540
40,292	A-	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	36,017
83,770	A	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	74,353
34,080	Baa1(b)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	30,858
99,240	B	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	97,734
46,000	B	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	44,478
558	B	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	523
		Delta Air Lines Inc.:
1,080,000	BBB-	Senior Secured Notes, 7.000% due 5/1/25(a)	1,102,761

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Airlines — 0.3% — (continued)
		Senior Unsecured Notes:
$50,000	BB	3.800% due 4/19/23	$49,821
200,000	BB	2.900% due 10/28/24	190,482
210,000	BB	7.375% due 1/15/26	216,234
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
210,834	Baa1(b)	4.500% due 10/20/25(a)	204,889
120,000	Baa1(b)	4.750% due 10/20/28(a)	114,092
20,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	18,610
153,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	153,153
95,743	Ba2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	96,246
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
28,800	A+	3.450% due 12/1/27	26,251
3,549	A2(b)	3.100% due 7/7/28	3,159
38,992	A3(b)	2.875% due 10/7/28	34,823
16,182	A2(b)	3.500% due 3/1/30	14,521
48,755	A2(b)	4.150% due 8/25/31	44,056
75,185	A2(b)	2.700% due 5/1/32	63,202
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
3,431	Ba2(b)	3.650% due 10/7/25	3,179
68,658	Baa3(b)	3.500% due 5/1/28	62,183
		United AirLines Inc., Senior Secured Notes:
130,000	BB-	4.375% due 4/15/26(a)	121,985
810,000	BB-	4.625% due 4/15/29(a)	718,799

		Total Airlines	3,843,184

Apparel — 0.0%@
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	38,168
200,000	AA-	2.750% due 3/27/27	185,609
140,000	AA-	2.850% due 3/27/30	124,465
100,000	AA-	3.250% due 3/27/40	80,313
220,000	AA-	3.375% due 3/27/50	170,712

		Total Apparel	599,267

Auto Manufacturers — 0.4%
		Ford Motor Co., Senior Unsecured Notes:
270,000	BB+	3.250% due 2/12/32	204,365
140,000	BB+	6.100% due 8/19/32	130,585
30,000	BB+	4.750% due 1/15/43	21,930
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BB+	4.950% due 5/28/27	466,842
460,000	BB+	2.900% due 2/16/28	383,426
220,000	BB+	2.900% due 2/10/29	179,276
200,000	BB+	5.113% due 5/3/29	183,000
640,000	BB+	7.350% due 3/6/30	648,877
200,000	BB+	4.000% due 11/13/30	167,414
		General Motors Co., Senior Unsecured Notes:
290,000	BBB	6.125% due 10/1/25	293,414
286,000	BBB	5.400% due 10/15/29	275,229
250,000	BBB	6.250% due 10/2/43.	235,440
455,000	BBB	5.200% due 4/1/45	374,989
		General Motors Financial Co., Inc.:
100,000	BBB	Company Guaranteed Notes, 4.350% due 1/17/27	95,597

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Auto Manufacturers — 0.4% — (continued)
		Senior Unsecured Notes:
$646,000	BBB	2.750% due 6/20/25	$606,196
111,000	BBB	4.300% due 4/6/29	101,316
200,000	BBB+	Hyundai Capital Services Inc., Senior Unsecured Notes, 3.750% due 3/5/23(a)	199,970
54,000	BBB-	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 2.750% due 3/9/28(a)	44,667
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
250,000	BBB-	3.043% due 9/15/23(a)	245,762
600,000	BBB-	3.522% due 9/17/25(a)	561,426
570,000	BBB-	4.345% due 9/17/27(a)	520,321

		Total Auto Manufacturers	5,940,042

Banks — 8.0%
450,000	BBB	ABN AMRO Bank NV, Senior Unsecured Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(a)(c)	375,333
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	199,694
600,000	A-	2.746% due 5/28/25	562,425
		Bank of America Corp.:
		Senior Unsecured Notes:
490,000	A-	4.125% due 1/22/24	485,330
322,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	321,959
280,000	A-	4.000% due 4/1/24	275,883
630,000	A-	3.841% (SOFR + 1.110%) due 4/25/25(c)	617,162
15,000	A-	0.981% (SOFR + 0.910%) due 9/25/25(c)	13,927
313,000	A-	3.384% (SOFR + 1.330%) due 4/2/26(c)	299,452
210,000	A-	3.500% due 4/19/26	200,151
1,012,000	A-	1.319% (SOFR + 1.150%) due 6/19/26(c)	918,339
178,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(c)	158,469
740,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(c)	659,277
1,015,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(c)	894,414
802,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	753,278
835,000	A-	2.551% (SOFR + 1.050%) due 2/4/28(c)	746,761
130,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(c)	124,345
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	46,130
743,000	A-	6.204% (SOFR + 1.990%) due 11/10/28(c)	764,216
1,518,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(c)	1,382,564
2,134,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(c)	1,982,844
3,375,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(c)	2,840,364
2,131,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(c)	2,004,327
875,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(c)	800,934
238,000	A-	2.884% (3-Month USD-LIBOR + 1.190%) due 10/22/30(c)	201,475
633,000	A-	2.496% (3-Month USD-LIBOR + 0.990%) due 2/13/31(c)	521,995
1,508,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(c)	1,245,296
172,000	A-	1.898% (SOFR + 1.530%) due 7/23/31(c)	134,065
886,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(c)	686,726
3,000	A-	2.651% (SOFR + 1.220%) due 3/11/32(c)	2,436
1,480,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(c)	1,199,765
715,000	A-	2.299% (SOFR + 1.220%) due 7/21/32(c)	558,915
1,106,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(c)	880,888
1,464,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(c)	1,197,570
840,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(c)	781,458
240,000	A-	5.000% due 1/21/44	227,458
530,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(c)	445,234
310,000	A-	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(c)	248,161

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.0% — (continued)
		Subordinated Notes:
$600,000	BBB+	4.200% due 8/26/24	$588,610
740,000	BBB+	4.000% due 1/22/25	721,236
30,000	BBB+	7.250% due 10/15/25	31,077
40,000	BBB+	4.450% due 3/3/26	38,909
20,000	BBB+	4.250% due 10/22/26	19,233
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	278,433
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	44,540
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	83,478
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(c)	362,625
440,000	A	5.834% (SOFR + 2.074%) due 10/25/33(c)	459,020
		Bank of Nova Scotia (The):
170,000	A-	Senior Unsecured Notes, 1.300% due 6/11/25	155,284
180,000	BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(c)	157,508
		Barclays PLC:
		Senior Unsecured Notes:
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	590,806
787,000	BBB	2.894% (1-Year CMT Index + 1.300%) due 11/24/32(c)	611,234
200,000	BB+	Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(c)	185,417
		BNP Paribas SA:
		Senior Unsecured Notes:
1,140,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	1,128,419
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(c)	203,305
750,000	A-	4.400% due 8/14/28(a)	708,873
2,017,000	A+	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(c)	1,986,603
200,000	A-	2.871% (SOFR + 1.387%) due 4/19/32(a)(c)	161,599
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	181,640
		Citigroup Inc.:
220,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	215,259
		Senior Unsecured Notes:
180,000	BBB+	1.678% (SOFR + 1.667%) due 5/15/24(c)	178,516
120,000	BBB+	3.106% (SOFR + 2.842%) due 4/8/26(c)	114,004
200,000	BBB+	3.070% (SOFR + 1.280%) due 2/24/28(c)	181,666
70,000	BBB+	4.658% (SOFR + 1.887%) due 5/24/28(c)	67,739
970,000	BBB+	3.520% (3-Month USD-LIBOR + 1.151%) due 10/27/28(c)	888,540
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(c)	91,270
815,000	BBB+	2.976% (SOFR + 1.422%) due 11/5/30(c)	694,307
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(c)	195,295
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(c)	57,399
520,000	BBB+	2.561% (SOFR + 1.167%) due 5/1/32(c)	417,297
160,000	BBB+	2.520% (SOFR + 1.177%) due 11/3/32(c)	126,221
3,520,000	BBB+	3.057% (SOFR + 1.351%) due 1/25/33(c)	2,885,382
250,000	BBB+	3.785% (SOFR + 1.939%) due 3/17/33(c)	217,607
220,000	BBB+	4.910% (SOFR + 2.086%) due 5/24/33(c)	208,443
314,000	BBB+	8.125% due 7/15/39.	398,370
196,000	BBB+	4.650% due 7/30/45	173,401
70,000	BBB+	4.650% due 7/23/48	62,621
		Subordinated Notes:
670,000	BBB	4.400% due 6/10/25	655,772
250,000	BBB	5.500% due 9/13/25	250,560
890,000	BBB	4.300% due 11/20/26	853,899
30,000	BBB	6.625% due 6/15/32	31,695
100,000	BBB	6.675% due 9/13/43	110,386

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.0% — (continued)
$286,000	BBB	5.300% due 5/6/44	$268,634
30,000	BBB	4.750% due 5/18/46	25,716
142,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	131,799
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	49,304
		Cooperatieve Rabobank UA:
990,000	BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	959,578
		Senior Unsecured Notes:
250,000	A-	3.649% (1-Year CMT Index + 1.220%) due 4/6/28(a)(c)	233,278
270,000	A-	3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(c)	234,827
500,000	A-	Credit Agricole SA, Senior Unsecured Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(c)	458,994
		Credit Suisse AG, Senior Unsecured Notes:
950,000	A-	7.950% due 1/9/25	959,260
250,000	A-	2.950% due 4/9/25	227,057
250,000	A-	5.000% due 7/9/27	229,125
250,000	A-	7.500% due 2/15/28	252,340
		Credit Suisse Group AG:
760,000	B	Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%)(a)(c)(d)	691,798
		Senior Unsecured Notes:
320,000	BBB-	4.550% due 4/17/26	286,054
370,000	BBB-	2.193% (SOFR + 2.044%) due 6/5/26(a)(c)	318,823
900,000	BBB-	1.305% (SOFR + 0.980%) due 2/2/27(a)(c)	727,505
60,000	BBB-	3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	49,253
250,000	BBB-	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	198,438
1,850,000	BBB-	3.091% (SOFR + 1.730%) due 5/14/32(a)(c)	1,302,927
2,865,000	BBB-	6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	2,560,001
1,130,000	BBB-	9.016% (SOFR + 5.020%) due 11/15/33(a)(c)	1,186,614
		Danske Bank AS, Senior Unsecured Notes:
800,000	BBB+	5.375% due 1/12/24(a)	797,907
260,000	BBB+	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(c)	245,240
645,000	A	DNB Bank ASA, Senior Unsecured Notes, 1.127% (1-Year CMT Index + 0.850%) due 9/16/26(a)(c)	569,658
11,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 5.730% (3-Month USD-LIBOR + 0.768%)(c)(d)	8,910
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
1,120,000	BBB+	1.217% due 12/6/23	1,086,210
12,000	BBB+	0.673% (SOFR + 0.572%) due 3/8/24(c)	11,964
265,000	BBB+	0.657% (SOFR + 0.505%) due 9/10/24(c)	257,606
689,000	BBB+	0.925% (SOFR + 0.486%) due 10/21/24(c)	667,000
57,000	BBB+	1.757% (SOFR + 0.730%) due 1/24/25(c)	54,850
166,000	BBB+	3.500% due 4/1/25	159,943
145,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(c)	139,456
132,000	BBB+	0.855% (SOFR + 0.609%) due 2/12/26(c)	119,880
15,000	BBB+	6.034% (3-Month USD-LIBOR + 1.170%) due 5/15/26(c)	15,127
150,000	BBB+	3.500% due 11/16/26	140,892
685,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(c)	603,992
1,460,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(c)	1,268,307
3,883,000	BBB+	2.640% (SOFR + 1.114%) due 2/24/28(c)	3,471,760
70,000	BBB+	3.615% (SOFR + 1.846%) due 3/15/28(c)	64,995
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(c)	569,355
940,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(c)	879,886
295,000	BBB+	1.992% (SOFR + 1.090%) due 1/27/32(c)	226,719
2,992,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(c)	2,403,469
1,599,000	BBB+	2.383% (SOFR + 1.248%) due 7/21/32(c)	1,255,617
1,670,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(c)	1,329,311

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.0% — (continued)
$210,000	BBB+	6.250% due 2/1/41	$225,075
30,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(c)	21,763
70,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(c)	48,232
100,000	BBB+	4.750% due 10/21/45	89,519
		Subordinated Notes:
600,000	BBB	4.250% due 10/21/25	581,429
460,000	BBB	6.750% due 10/1/37	488,777
290,000	BBB	5.150% due 5/22/45	268,734
		HSBC Holdings PLC:
		Senior Unsecured Notes:
105,000	A-	1.645% (SOFR + 1.538%) due 4/18/26(c)	96,229
700,000	A-	2.099% (SOFR + 1.929%) due 6/4/26(c)	644,384
485,000	A-	1.589% (SOFR + 1.290%) due 5/24/27(c)	424,550
405,000	A-	4.755% (SOFR + 2.110%) due 6/9/28(c)	389,262
785,000	A-	7.390% (SOFR + 3.350%) due 11/3/28(c)	829,540
2,070,000	A-	2.206% (SOFR + 1.285%) due 8/17/29(c)	1,714,265
420,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(c)	376,600
850,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(c)	675,699
230,000	A-	2.871% (SOFR + 1.410%) due 11/22/32(c)	182,183
1,066,000	A-	5.402% (SOFR + 2.870%) due 8/11/33(c)	1,021,541
		Subordinated Notes:
220,000	BBB	4.762% (SOFR + 2.530%) due 3/29/33(c)	197,018
190,000	BBB	6.500% due 9/15/37	197,987
200,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(a)	193,269
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,497,000	A-	3.559% (3-Month USD-LIBOR + 0.730%) due 4/23/24(c)	1,492,103
270,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(c)	267,375
430,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(c)	424,478
240,000	A-	3.845% (SOFR + 0.980%) due 6/14/25(c)	234,360
435,000	A-	0.969% (3-Month Term SOFR + 0.580%) due 6/23/25(c)	408,519
1,080,000	A-	1.561% (SOFR + 0.605%) due 12/10/25(c)	1,004,319
280,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(c)	260,102
7,000	A-	1.045% (SOFR + 0.800%) due 11/19/26(c)	6,202
12,000	A-	1.040% (3-Month Term SOFR + 0.695%) due 2/4/27(c)	10,530
1,745,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(c)	1,544,275
360,000	A-	1.470% (SOFR + 0.765%) due 9/22/27(c)	312,238
1,001,000	A-	4.323% (SOFR + 1.560%) due 4/26/28(c)	957,380
255,000	A-	2.182% (SOFR + 1.890%) due 6/1/28(c)	223,258
40,000	A-	2.069% (SOFR + 1.015%) due 6/1/29(c)	33,741
480,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(c)	450,547
480,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(c)	454,987
717,000	A-	3.702% (3-Month USD-LIBOR + 1.160%) due 5/6/30(c)	647,272
400,000	A-	4.565% (SOFR + 1.750%) due 6/14/30(c)	380,605
345,000	A-	2.739% (SOFR + 1.510%) due 10/15/30(c)	291,213
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(c)	124,001
815,000	A-	1.953% (SOFR + 1.065%) due 2/4/32(c)	632,662
2,764,000	A-	2.580% (SOFR + 1.250%) due 4/22/32(c)	2,238,804
1,161,000	A-	2.545% (SOFR + 1.180%) due 11/8/32(c)	928,010
1,901,000	A-	4.586% (SOFR + 1.800%) due 4/26/33(c)	1,771,178
200,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(c)	160,012
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(c)	33,908
		Subordinated Notes:
270,000	BBB+	3.875% due 9/10/24	263,662
210,000	BBB+	4.250% due 10/1/27	202,189

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.0% — (continued)
$490,000	BBB+	4.950% due 6/1/45	$450,214
51,000	BBB+	KeyCorp, Senior Unsecured Notes, 2.250% due 4/6/27	45,397
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
400,000	BBB+	3.900% due 3/12/24	393,280
200,000	BBB+	4.375% due 3/22/28	189,251
980,000	BBB+	4.976% (1-Year CMT Index + 2.300%) due 8/11/33(c)	912,797
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	235,786
		Macquarie Group Ltd., Senior Unsecured Notes:
540,000	BBB+	1.201% (SOFR + 0.694%) due 10/14/25(a)(c)	498,699
540,000	BBB+	1.340% (SOFR + 1.069%) due 1/12/27(a)(c)	474,920
600,000	BBB+	4.442% (SOFR + 2.405%) due 6/21/33(a)(c)	544,854
250,000	AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(a)	231,088
		NatWest Group PLC, Senior Unsecured Notes:
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	198,954
990,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(c)	972,285
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(c)	383,337
33,000	A+	Northern Trust Corp., Senior Unsecured Notes, 3.150% due 5/3/29	29,983
940,000	A-	PNC Financial Services Group Inc. (The), Senior Unsecured Notes, 5.068% (SOFR + 1.933%) due 1/24/34(c)	909,468
		Royal Bank of Canada, Senior Unsecured Notes:
260,000	A	1.600% due 4/17/23	258,878
160,000	A	1.150% due 6/10/25	146,046
250,000	A	3.875% due 5/4/32	225,124
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	29,156
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	178,240
790,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(c)	706,349
1,440,000	BBB	1.673% (SOFR + 0.989%) due 6/14/27(c)	1,257,847
535,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(a)	532,720
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(a)	197,894
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
310,000	A	0.750% due 6/12/23	306,344
150,000	A	1.150% due 6/12/25	136,846
280,000	A	4.456% due 6/8/32	263,664
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	1,067,517
300,000	A-	Senior Unsecured Notes, 4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(c)	288,985
		US Bancorp:
		Senior Unsecured Notes:
350,000	A+	1.450% due 5/12/25	323,052
300,000	A+	5.850% (SOFR + 2.090%) due 10/21/33(c)	309,190
790,000	A+	4.839% (SOFR + 1.600%) due 2/1/34(c)	756,809
56,000	A	Subordinated Notes, 3.100% due 4/27/26	52,589
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(c)(d)	49,725
		Senior Unsecured Notes:
270,000	BBB+	3.750% due 1/24/24	266,023
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(c)	279,060
500,000	BBB+	3.000% due 10/23/26	461,911
379,000	BBB+	3.526% (SOFR + 1.510%) due 3/24/28(c)	351,072
2,759,000	BBB+	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	2,554,557
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(c)	451,191
220,000	BBB+	4.808% (SOFR + 1.980%) due 7/25/28(c)	214,396
716,000	BBB+	4.150% due 1/24/29	671,063

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.0% — (continued)
$650,000	BBB+	2.879% (3-Month Term SOFR + 1.432%) due 10/30/30(c)	$554,041
100,000	BBB+	4.478% (SOFR + 4.032%) due 4/4/31(c)	94,050
2,715,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(c)	2,296,660
2,530,000	BBB+	5.013% (SOFR + 4.502%) due 4/4/51(c)	2,322,466
		Subordinated Notes:
169,000	BBB	4.480% due 1/16/24	167,591
230,000	BBB	5.375% due 11/2/43	217,415
110,000	BBB	5.606% due 1/15/44	107,057
280,000	BBB	4.650% due 11/4/44	239,345
450,000	BBB	4.900% due 11/17/45	397,622
40,000	BBB	4.400% due 6/14/46	32,773
160,000	BBB	4.750% due 12/7/46	137,620

		Total Banks	121,029,084

Beverages — 0.3%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	BBB+	3.650% due 2/1/26	325,825
545,000	BBB+	4.900% due 2/1/46	499,679
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
140,000	BBB+	4.000% due 4/13/28	133,660
240,000	BBB+	4.750% due 1/23/29	235,946
805,000	BBB+	3.500% due 6/1/30	733,088
160,000	BBB+	4.350% due 6/1/40	140,419
22,000	BBB+	4.600% due 4/15/48	19,383
270,000	BBB+	5.550% due 1/23/49	271,214
650,000	BBB-	Bacardi Ltd., Company Guaranteed Notes, 4.450% due 5/15/25(a)	630,180
		Coca-Cola Co. (The), Senior Unsecured Notes:
110,000	A+	3.375% due 3/25/27	105,026
160,000	A+	1.450% due 6/1/27	140,569
190,000	A+	2.500% due 6/1/40	137,788
60,000	A+	2.600% due 6/1/50	40,058
		Constellation Brands Inc., Senior Unsecured Notes:
100,000	BBB	3.600% due 5/9/24	97,999
130,000	BBB	4.350% due 5/9/27	125,741
30,000	BBB	2.250% due 8/1/31	23,612
		Molson Coors Beverage Co., Company Guaranteed Notes:
50,000	BBB-	3.000% due 7/15/26	46,276
60,000	BBB-	4.200% due 7/15/46	46,703
		PepsiCo Inc., Senior Unsecured Notes:
180,000	A+	0.750% due 5/1/23	178,782
20,000	A+	2.625% due 3/19/27	18,516
150,000	A+	1.625% due 5/1/30	121,878
60,000	A+	2.875% due 10/15/49	43,086
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(a)	334,985
182,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	145,281

		Total Beverages	4,595,694

Biotechnology — 0.2%
		Amgen Inc., Senior Unsecured Notes:
70,000	BBB+	3.625% due 5/22/24	68,465
180,000	BBB+	4.050% due 8/18/29	167,980
520,000	BBB+	5.250% due 3/2/33	515,613
520,000	BBB+	5.600% due 3/2/43	512,244
520,000	BBB+	5.650% due 3/2/53	513,821
366,000	BBB+	4.400% due 2/22/62	291,926

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Biotechnology — 0.2% — (continued)
$65,000	A+	Celgene Corp., Senior Unsecured Notes, 3.900% due 2/20/28	$60,492
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.700% due 4/1/24	157,232
60,000	BBB+	3.650% due 3/1/26	57,321
166,000	BBB+	2.600% due 10/1/40	115,558
218,000	BBB+	4.800% due 4/1/44	201,001
130,000	BBB+	4.750% due 3/1/46	117,488
727,000	B-	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	622,239

		Total Biotechnology	3,401,380

Building Materials — 0.0%@
30,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	25,216

Chemicals — 0.2%
479,000	BBB+	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	470,988
4,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 4.500% due 12/1/28	3,825
69,000	A-	Ecolab Inc., Senior Unsecured Notes, 2.750% due 8/18/55	42,334
400,000	BBB	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	385,699
1,301,000	BBB-	International Flavors & Fragrances Inc., Senior Unsecured Notes, 2.300% due 11/1/30(a)	1,003,510
21,000	BBB	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	15,760
30,000	BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	22,063
		OCP SA, Senior Unsecured Notes:
200,000	BB+	4.500% due 10/22/25(a)	192,182
200,000	BB+	3.750% due 6/23/31(a)	160,980
200,000	BB+	5.125% due 6/23/51(a)	145,189
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000	BBB-	1.875% due 5/11/26(a)	236,523
260,000	BBB-	2.875% due 5/11/31(a)	205,010
84,000	BBB	Westlake Corp., Senior Unsecured Notes, 3.375% due 8/15/61	50,792

		Total Chemicals	2,934,855

Commercial Services — 0.3%
550,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 6/15/23.	547,200
		Cintas Corp. No 2, Company Guaranteed Notes:
110,000	A-	3.700% due 4/1/27	105,060
90,000	A-	4.000% due 5/1/32	83,463
		Global Payments Inc., Senior Unsecured Notes:
171,000	BBB-	4.950% due 8/15/27	165,501
1,114,000	BBB-	3.200% due 8/15/29	948,342
475,000	BBB-	2.900% due 5/15/30	390,869
230,000	BBB-	5.400% due 8/15/32	219,813
553,000	BBB-	5.950% due 8/15/52	510,005
		Moody’s Corp., Senior Unsecured Notes:
39,000	BBB+	3.250% due 1/15/28	35,908
306,000	BBB+	2.000% due 8/19/31	241,244
89,000	BBB+	3.750% due 2/25/52	68,041
108,000	BBB+	3.100% due 11/29/61	66,896
		PayPal Holdings Inc., Senior Unsecured Notes:
200,000	A-	1.650% due 6/1/25	185,222
100,000	A-	2.300% due 6/1/30	82,458
		RELX Capital Inc., Company Guaranteed Notes:
305,000	BBB+	3.500% due 3/16/23	304,834
59,000	BBB+	4.000% due 3/18/29	54,651
447,000	BBB+	3.000% due 5/22/30	385,066
113,000	A3(b)	S&P Global Inc., Company Guaranteed Notes, 1.250% due 8/15/30	87,406

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 0.3% — (continued)
		United Rentals North America Inc.:
		Company Guaranteed Notes:
$50,000	BB+	3.875% due 2/15/31	$42,854
120,000	BB+	3.750% due 1/15/32	100,849
20,000	BBB-	Secured Notes, 3.875% due 11/15/27	18,468
60,000	B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	51,026
60,000	B-	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	55,877

		Total Commercial Services	4,751,053

Computers — 0.2%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	298,597
290,000	AA+	1.125% due 5/11/25	267,894
280,000	AA+	2.450% due 8/4/26	259,293
400,000	AA+	3.350% due 2/9/27	381,375
360,000	AA+	2.900% due 9/12/27	334,918
55,000	AA+	3.850% due 5/4/43	47,126
		Dell International LLC/EMC Corp.:
71,000	BBB	Company Guaranteed Notes, 3.450% due 12/15/51(a)	43,091
52,000	BBB	Senior Unsecured Notes, 8.350% due 7/15/46	58,413
59,000	BBB	HP Inc., Senior Unsecured Notes, 2.650% due 6/17/31	46,381
680,000	A-	International Business Machines Corp., Senior Unsecured Notes, 3.000% due 5/15/24	661,226
		NCR Corp., Company Guaranteed Notes:
150,000	B *	5.125% due 4/15/29(a)	128,268
60,000	B *	5.250% due 10/1/30(a)	49,638

		Total Computers	2,576,220

Cosmetics/Personal Care — 0.0%@
560,000	BBB	GSK Consumer Healthcare Capital US LLC, Company Guaranteed Notes, 3.375% due 3/24/29	498,545
		Procter & Gamble Co. (The), Senior Unsecured Notes:
30,000	AA-	2.800% due 3/25/27.	27,989
80,000	AA-	3.000% due 3/25/30.	72,539

		Total Cosmetics/Personal Care	599,073

Distribution/Wholesale — 0.0%@
50,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	43,051

Diversified Financial Services — 0.7%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
280,000	BBB	4.875% due 1/16/24	277,342
190,000	BBB	3.150% due 2/15/24	185,385
1,210,000	BBB	2.450% due 10/29/26	1,068,112
540,000	BBB	3.000% due 10/29/28	460,309
2,127,000	BBB	3.300% due 1/30/32	1,702,400
		Air Lease Corp., Senior Unsecured Notes:
495,000	BBB	3.250% due 3/1/25	469,548
200,000	BBB	3.375% due 7/1/25	188,694
725,000	BBB	2.875% due 1/15/26	668,731
230,000	BBB	5.300% due 2/1/28	223,657
		American Express Co., Senior Unsecured Notes:
190,000	BBB+	3.375% due 5/3/24	185,706
220,000	BBB+	4.050% due 5/3/29	208,677
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
285,000	BBB-	2.875% due 2/15/25(a)	265,216

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 0.7% — (continued)
$75,000	BBB-	3.250% due 2/15/27(a)	$66,334
1,563,000	BBB-	2.528% due 11/18/27(a)	1,302,927
230,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	192,187
132,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 1.878% (SOFR + 0.855%) due 11/2/27(c)	115,409
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	95,435
255,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.500% due 1/30/26	246,991
		Intercontinental Exchange Inc., Senior Unsecured Notes:
212,000	A-	2.100% due 6/15/30	171,816
480,000	A-	1.850% due 9/15/32	359,645
390,000	A-	4.600% due 3/15/33	370,393
60,000	A-	4.950% due 6/15/52	56,658
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	27,789
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/18/17#(e)(f)	–
535,000	A	LSEGA Financing PLC, Company Guaranteed Notes, 2.000% due 4/6/28(a)	457,344
30,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.850% due 3/26/50	25,182
119,000	A-	ORIX Corp., Senior Unsecured Notes, 5.200% due 9/13/32	118,534
60,000	BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 5.500% due 2/15/24(a)	59,295
		Synchrony Financial, Senior Unsecured Notes:
6,000	BBB-	4.500% due 7/23/25	5,780
47,000	BBB-	3.700% due 8/4/26	43,601
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	124,119
		Visa Inc., Senior Unsecured Notes:
340,000	AA-	3.150% due 12/14/25	324,739
210,000	AA-	2.050% due 4/15/30	177,590
310,000	AA-	4.300% due 12/14/45	279,797

		Total Diversified Financial Services	10,525,342

Electric — 1.4%
		AEP Texas Inc., Senior Unsecured Notes:
82,000	A-	3.450% due 1/15/50	58,650
191,000	A-	3.450% due 5/15/51	135,542
		AEP Transmission Co. LLC, Senior Unsecured Notes:
505,000	A-	3.750% due 12/1/47	402,491
120,000	A-	2.750% due 8/15/51	76,838
200,000	A-	4.500% due 6/15/52	176,791
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	16,108
64,000	A-	3.700% due 12/1/47	49,105
60,000	A-	3.450% due 10/1/49	43,787
		Ameren Illinois Co., 1st Mortgage Notes:
161,000	A	3.250% due 3/15/50	116,993
95,000	A	2.900% due 6/15/51	63,171
150,000	BBB	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	123,011
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	4,513
150,000	A	3.750% due 8/15/47	115,567
130,000	A	3.200% due 9/15/49	91,665
67,000	A	2.900% due 6/15/50	44,623
223,000	A	4.550% due 6/1/52	196,607
		CenterPoint Energy Houston Electric LLC:
		1st Mortgage Notes:
146,000	A	3.350% due 4/1/51	107,575
126,000	A	3.600% due 3/1/52	97,540

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.4% — (continued)
		General Refinance Mortgage:
$15,000	A	3.950% due 3/1/48	$12,328
55,000	A	2.900% due 7/1/50	37,313
		Commonwealth Edison Co., 1st Mortgage Notes:
78,000	A	3.125% due 3/15/51	53,729
128,000	A	3.850% due 3/15/52	100,737
65,000	A	5.300% due 2/1/53	64,460
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	53,637
40,000	A-	3.950% due 4/1/50	31,516
250,000	A-	6.150% due 11/15/52	266,605
		Consumers Energy Co., 1st Mortgage Notes:
345,000	A	4.625% due 5/15/33	335,327
256,000	A	3.500% due 8/1/51	194,223
91,000	A	2.650% due 8/15/52	57,914
313,000	A	4.200% due 9/1/52	264,845
		DTE Electric Co., General Refinance Mortgage:
30,000	A	4.050% due 5/15/48	25,029
250,000	A	3.950% due 3/1/49	204,930
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	20,984
234,000	A	4.950% due 1/15/33	230,402
500,000	A	4.250% due 12/15/41	430,376
205,000	A	3.200% due 8/15/49	144,574
395,000	A	3.550% due 3/15/52	293,543
445,000	A	5.350% due 1/15/53	437,908
		Duke Energy Corp., Senior Unsecured Notes:
519,000	BBB	4.300% due 3/15/28	496,483
500,000	BBB	2.550% due 6/15/31	402,662
		Duke Energy Florida LLC, 1st Mortgage Notes:
334,000	A	2.500% due 12/1/29	284,396
504,000	A	1.750% due 6/15/30	402,446
24,000	A	4.200% due 7/15/48	20,249
226,000	A	5.950% due 11/15/52	240,331
335,000	A	Duke Energy Ohio Inc., 1st Mortgage Notes, 3.650% due 2/1/29	309,867
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	118,815
162,000	A	4.100% due 5/15/42	135,584
48,000	A	4.100% due 3/15/43	40,013
67,000	A	2.900% due 8/15/51	43,526
		Edison International, Senior Unsecured Notes:
91,000	BBB-	4.950% due 4/15/25	89,944
72,000	BBB-	5.750% due 6/15/27	72,385
280,000	BBB-	6.950% due 11/15/29	294,219
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	61,455
		Entergy Louisiana LLC:
		1st Mortgage Notes:
168,000	A	1.600% due 12/15/30	128,802
513,000	A	2.350% due 6/15/32	406,979
60,000	A	2.900% due 3/15/51	39,077
47,000	A	Collateral Trust, 3.050% due 6/1/31	40,109
163,000	A	Entergy Mississippi LLC, 1st Mortgage Notes, 3.500% due 6/1/51	118,197
125,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	114,915
		Exelon Corp., Senior Unsecured Notes:
143,000	BBB	5.625% due 6/15/35	143,557

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.4% — (continued)
$143,000	BBB	4.700% due 4/15/50	$124,170
114,000	BBB	4.100% due 3/15/52	90,059
295,000	BBB	5.600% due 3/15/53	287,185
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB+	1.600% due 1/15/26	53,546
310,000	BB+	4.150% due 7/15/27	289,507
170,000	BB+	5.100% due 7/15/47	150,984
500,000	BB+	FirstEnergy Transmission LLC, Senior Unsecured Notes, 4.550% due 4/1/49(a)	415,430
		Florida Power & Light Co., 1st Mortgage Notes:
542,000	A+	3.950% due 3/1/48	442,223
540,000	A+	3.990% due 3/1/49	445,573
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	398,236
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	691,205
485,000	BBB	Metropolitan Edison Co., Senior Unsecured Notes, 4.300% due 1/15/29(a)	453,000
		MidAmerican Energy Co., 1st Mortgage Notes:
255,000	A+	3.100% due 5/1/27	238,121
100,000	A+	3.650% due 4/15/29	92,692
100,000	A+	3.150% due 4/15/50	71,034
		Northern States Power Co., 1st Mortgage Notes:
114,000	A	2.900% due 3/1/50	77,161
85,000	A	2.600% due 6/1/51	54,418
255,000	A	3.200% due 4/1/52	181,416
		NRG Energy Inc., Senior Secured Notes:
67,000	BBB-	2.450% due 12/2/27(a)	56,565
122,000	BBB-	4.450% due 6/15/29(a)	108,664
		Ohio Power Co., Senior Unsecured Notes:
29,000	A-	4.000% due 6/1/49	23,345
118,000	A-	2.900% due 10/1/51	77,763
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
168,000	A+	3.700% due 11/15/28	157,809
327,000	A+	2.750% due 5/15/30	284,121
90,000	A+	4.150% due 6/1/32	84,548
115,000	A+	4.550% due 9/15/32	110,965
98,000	A+	3.100% due 9/15/49	68,721
		Pacific Gas & Electric Co., 1st Mortgage Notes:
190,000	BBB-	4.950% due 6/8/25	186,170
500,000	BBB-	5.450% due 6/15/27	487,815
14,000	BBB-	2.500% due 2/1/31	10,907
149,000	BBB-	6.150% due 1/15/33	147,098
83,000	BBB-	4.950% due 7/1/50	65,379
145,000	BBB-	3.500% due 8/1/50	90,961
		PECO Energy Co., 1st Mortgage Notes:
148,000	A	3.050% due 3/15/51	100,669
506,000	A	4.600% due 5/15/52	459,700
560,000	BBB	Pennsylvania Electric Co., Senior Unsecured Notes, 4.150% due 4/15/25(a)	534,140
135,000	A+	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	133,003
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	477,776
		Public Service Electric & Gas Co., 1st Mortgage Notes:
23,000	A	3.000% due 5/15/27	21,318
199,000	A	3.200% due 5/15/29	179,548
285,000	A	4.900% due 12/15/32	284,086
		Southern California Edison Co., 1st Mortgage Notes:
384,000	A-	3.700% due 8/1/25	368,779
206,000	A-	1.200% due 2/1/26	182,696
97,000	A-	4.200% due 3/1/29	91,513

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 1.4% — (continued)
$431,000		A-	5.950% due 11/1/32	$450,345
333,000		A	Southwestern Public Services Co., 1st Mortgage Notes, 3.150% due 5/1/50	232,840
115,000		BBB+	Tampa Electric Co., Senior Unsecured Notes, 3.625% due 6/15/50	85,066
800,000		A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	799,620
210,000		NR	Union Electric Co., 1st Mortgage Notes, 5.450% due 3/15/53	209,454
			Virginia Electric & Power Co., Senior Unsecured Notes:
33,000		BBB+	6.000% due 1/15/36	34,314
68,000		BBB+	6.000% due 5/15/37	70,900
55,000		BBB+	4.650% due 8/15/43	48,723
94,000		BBB+	4.200% due 5/15/45	76,770
47,000		BBB+	4.625% due 5/15/52	41,159
			Vistra Operations Co. LLC, Senior Secured Notes:
363,000		BBB-	5.125% due 5/13/25(a)	353,083
92,000		BBB-	3.700% due 1/30/27(a)	84,297

			Total Electric	21,021,558

Electronics — 0.0%@
190,000		BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	154,287
110,000		A	Honeywell International Inc., Senior Unsecured Notes, 1.350% due 6/1/25	101,563

			Total Electronics	255,850

Engineering & Construction — 0.0%@
182,000		CCC+	Artera Services LLC, Senior Secured Notes, 9.033% due 12/4/25(a)	156,722
285,000	EUR	BBB+	Heathrow Funding Ltd., Senior Secured Notes, 1.875% due 3/14/34	226,160

			Total Engineering & Construction	382,882

Entertainment — 0.3%
			Warnermedia Holdings Inc., Company Guaranteed Notes:
80,000		BBB-	3.755% due 3/15/27(a)	73,419
100,000		BBB-	4.054% due 3/15/29(a)	89,443
760,000		BBB-	4.279% due 3/15/32(a)	655,035
910,000		BBB-	5.050% due 3/15/42(a)	735,613
2,711,000		BBB-	5.141% due 3/15/52(a)	2,123,320
			Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes:
20,000		B+	5.125% due 10/1/29(a)	17,913
160,000		B+	7.125% due 2/15/31(a)	159,449

			Total Entertainment	3,854,192

Environmental Control — 0.0%@
			Republic Services Inc., Senior Unsecured Notes:
130,000		BBB+	2.500% due 8/15/24.	124,785
170,000		BBB+	3.375% due 11/15/27	157,611
409,000		B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	374,343

			Total Environmental Control	656,739

Food — 0.3%
50,000		A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	45,594
			JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
			Company Guaranteed Notes:
420,000		BBB-	3.000% due 2/2/29(a)	349,617
465,000		BBB-	3.000% due 5/15/32(a)	352,332
250,000		BBB-	5.750% due 4/1/33(a)	233,805
350,000		BBB-	6.500% due 12/1/52(a)	329,744
275,000		BBB-	Senior Unsecured Notes, 5.500% due 1/15/30(a)	259,215
			Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000		BBB	3.000% due 6/1/26	9,311

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Food — 0.3% — (continued)
$40,000	BBB	4.250% due 3/1/31	$37,450
10,000	BBB	6.750% due 3/15/32	10,835
40,000	BBB	5.000% due 7/15/35	38,410
30,000	BBB	6.875% due 1/26/39.	32,674
10,000	BBB	7.125% due 8/1/39(a)	11,032
10,000	BBB	4.625% due 10/1/39.	8,797
445,000	BBB	5.000% due 6/4/42	403,750
150,000	BBB	5.200% due 7/15/45.	138,472
678,000	BBB	4.375% due 6/1/46	553,622
80,000	BBB	5.500% due 6/1/50	76,549
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(a)	104,500
350,000	A	3.200% due 4/1/30(a)	315,315
330,000	BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25.	304,351
300,000	BBB-	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a).	293,900
400,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.750% due 3/1/27(a).	389,801
285,000	BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	282,557

		Total Food.	4,581,633

Forest Products & Paper — 0.1%
45,000	A+	Georgia-Pacific LLC, Senior Unsecured Notes, 0.950% due 5/15/26(a).	39,532
52,000	BBB	International Paper Co., Senior Unsecured Notes, 4.800% due 6/15/44	46,312
		Suzano Austria GmbH, Company Guaranteed Notes:
380,000	BBB-	3.750% due 1/15/31.	321,839
570,000	BBB-	3.125% due 1/15/32.	449,634

		Total Forest Products & Paper	857,317

Gas — 0.1%
82,000	A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	68,596
		CenterPoint Energy Resources Corp., Senior Unsecured Notes:
240,000	BBB+	1.750% due 10/1/30.	188,781
305,000	BBB+	4.400% due 7/1/32	287,242
		Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
123,000	BBB+	3.500% due 6/1/29	112,052
460,000	BBB+	5.050% due 5/15/52.	420,056
		Southern Co. Gas Capital Corp., Company Guaranteed Notes:
215,000	BBB+	5.875% due 3/15/41.	216,843
250,000	BBB+	4.400% due 5/30/47.	202,510
75,000	A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	73,032

		Total Gas	1,569,112

Healthcare — Products — 0.1%
		Abbott Laboratories, Senior Unsecured Notes:
164,000	AA-	3.750% due 11/30/26	158,607
70,000	AA-	4.750% due 11/30/36	69,568
150,000	AA-	4.900% due 11/30/46	147,338
		Alcon Finance Corp., Company Guaranteed Notes:
645,000	BBB	3.000% due 9/23/29(a)	562,645
380,000	BBB	2.600% due 5/27/30(a)	319,384
24,000	BBB+	Boston Scientific Corp., Senior Unsecured Notes, 2.650% due 6/1/30.	20,514
115,000	BBB	GE HealthCare Technologies Inc., Company Guaranteed Notes, 5.600% due 11/15/25(a)	115,224
13,000	WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	11,692
328,000	A-	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.000% due 10/15/31.	261,786

		Total Healthcare — Products	1,666,758

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 1.0%
		Aetna Inc., Senior Unsecured Notes:
$40,000	BBB	2.800% due 6/15/23.	$39,718
48,000	BBB	6.625% due 6/15/36.	51,614
205,000	AA	BHSH System Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	154,061
420,000	AA-	Cedars-Sinai Health System, Secured Notes, 2.288% due 8/15/31	342,592
		Centene Corp., Senior Unsecured Notes:
195,000	BBB-	4.250% due 12/15/27	180,515
150,000	BBB-	4.625% due 12/15/29	137,311
30,000	BBB-	3.375% due 2/15/30	25,344
1,070,000	BBB-	3.000% due 10/15/30	873,562
625,000	BBB-	2.500% due 3/1/31	487,822
10,000	BBB-	2.625% due 8/1/31	7,803
100,000	A	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	99,589
		CommonSpirit Health:
30,000	A-	Secured Notes, 4.350% due 11/1/42	25,293
		Senior Secured Notes:
483,000	A-	3.347% due 10/1/29	419,549
190,000	A-	2.782% due 10/1/30	159,165
175,000	AA	3.817% due 10/1/49	131,815
95,000	A-	3.910% due 10/1/50	72,165
205,000	AA	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	172,928
		Elevance Health Inc., Senior Unsecured Notes:
1,120,000	A	3.650% due 12/1/27	1,051,059
140,000	A	4.100% due 5/15/32	128,507
248,000	A	4.550% due 3/1/48	213,677
140,000	A	4.550% due 5/15/52	120,858
116,000	A	6.100% due 10/15/52	123,712
33,000	A	4.850% due 8/15/54	27,430
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	108,145
355,000	BBB-	Fresenius Medical Care US Finance III Inc., Company Guaranteed Notes, 1.875% due 12/1/26(a)	303,870
		HCA Inc.:
		Company Guaranteed Notes:
40,000	BBB-	5.000% due 3/15/24	39,746
129,000	BBB-	5.250% due 4/15/25	127,759
152,000	BBB-	5.250% due 6/15/26	149,750
153,000	BBB-	5.375% due 9/1/26	150,864
684,000	BBB-	5.625% due 9/1/28	676,876
90,000	BBB-	5.875% due 2/1/29	89,973
1,429,000	BBB-	4.125% due 6/15/29	1,301,711
383,000	BBB-	3.500% due 9/1/30	329,099
715,000	BBB-	3.625% due 3/15/32(a)	603,343
825,000	BBB-	5.500% due 6/15/47	739,805
295,000	BBB-	5.250% due 6/15/49	253,856
278,000	BBB-	3.500% due 7/15/51	180,416
691,000	BBB-	4.625% due 3/15/52(a)	541,720
76,000	BBB-	Senior Secured Notes, 4.500% due 2/15/27	72,898
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	33,221
		Humana Inc., Senior Unsecured Notes:
20,000	BBB+	4.500% due 4/1/25	19,661
128,000	BBB+	1.350% due 2/3/27	110,253
170,000	BBB+	3.950% due 3/15/27	162,607
340,000	BBB+	5.750% due 3/1/28	346,412
50,000	BBB+	2.150% due 2/3/32	38,590
70,000	BBB+	4.625% due 12/1/42	61,088

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 1.0% — (continued)
$40,000	BBB+	4.950% due 10/1/44	$35,849
35,000	BBB+	3.950% due 8/15/49	27,331
275,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	268,574
564,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(a)	475,746
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	67,550
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	83,159
90,000	AA	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	86,245
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	104,187
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	157,013
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	42,358
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	3.500% due 6/15/23	59,747
70,000	A+	3.750% due 7/15/25	67,927
60,000	A+	1.250% due 1/15/26	54,226
50,000	A+	3.875% due 12/15/28	47,269
90,000	A+	4.000% due 5/15/29	85,364
50,000	A+	2.000% due 5/15/30	40,994
120,000	A+	4.200% due 5/15/32	112,902
271,000	A+	4.750% due 7/15/45	254,524
223,000	A+	3.750% due 10/15/47	177,700
40,000	A+	4.250% due 6/15/48	34,473
30,000	A+	4.450% due 12/15/48	26,567
100,000	A+	3.700% due 8/15/49	78,493
20,000	A+	2.900% due 5/15/50	13,558
905,000	A+	3.250% due 5/15/51	646,037
120,000	A+	3.875% due 8/15/59	93,385
20,000	A+	3.125% due 5/15/60	13,499
149,000	A+	4.950% due 5/15/62	139,691

		Total Healthcare — Services	14,782,120

Home Builders — 0.0%@
23,000	BBB	DR Horton Inc., Company Guaranteed Notes, 1.300% due 10/15/26	19,829
		Lennar Corp., Company Guaranteed Notes:
90,000	BBB-	4.500% due 4/30/24	88,835
130,000	BBB-	4.750% due 11/29/27	124,682
10,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	8,466
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	49,915

		Total Home Builders	291,727

Insurance — 0.6%
		Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
100,000	B	Senior Secured Notes, 4.250% due 10/15/27(a)	88,321
50,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/27(a)	45,484
		American International Group Inc., Senior Unsecured Notes:
60,000	BBB+	2.500% due 6/30/25	56,474
138,000	BBB+	4.800% due 7/10/45	123,211
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,303
1,184,000	A-	2.800% due 5/15/30	1,010,872
730,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 3.900% due 2/28/52	559,770
505,000	BBB	Arthur J Gallagher & Co., Senior Unsecured Notes, 5.750% due 3/2/53	498,851
		Athene Global Funding:
400,000	A+	Secured Notes, 1.985% due 8/19/28(a)	327,113
835,000	A+	Senior Secured Notes, 5.275% (SOFR + 0.700%) due 5/24/24(a)(c)	829,913

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 0.6% — (continued)
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
$350,000	AA	4.250% due 1/15/49	$310,362
640,000	AA	3.850% due 3/15/52	515,066
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	66,703
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	108,087
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c).	883,723
4,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	3,328
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
399,000	A-	4.375% due 3/15/29.	380,164
268,000	A-	2.250% due 11/15/30	217,406
620,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	623,035
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 7.059% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	850,043
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a).	26,610
300,000	AA-	4.900% due 9/15/44(a)	276,384
995,000	AA-	3.300% due 5/15/50(a)	710,305

		Total Insurance	8,532,528

Internet — 0.3%
		Alphabet Inc., Senior Unsecured Notes:
40,000	AA+	0.450% due 8/15/25.	36,199
80,000	AA+	1.100% due 8/15/30.	63,053
90,000	AA+	1.900% due 8/15/40.	59,841
50,000	AA+	2.050% due 8/15/50.	30,105
		Amazon.com Inc., Senior Unsecured Notes:
190,000	AA	0.800% due 6/3/25	173,472
60,000	AA	3.300% due 4/13/27.	56,703
240,000	AA	1.200% due 6/3/27	207,366
220,000	AA	3.150% due 8/22/27.	205,518
130,000	AA	3.450% due 4/13/29.	120,833
120,000	AA	1.500% due 6/3/30	96,234
320,000	AA	2.100% due 5/12/31.	263,113
360,000	AA	3.600% due 4/13/32.	329,384
430,000	AA	3.875% due 8/22/37.	379,709
360,000	AA	2.875% due 5/12/41.	268,044
160,000	AA	4.950% due 12/5/44.	156,725
231,000	AA	4.050% due 8/22/47.	198,882
391,000	AA	2.500% due 6/3/50	250,604
260,000	AA	3.100% due 5/12/51.	185,443
111,000	AA	3.950% due 4/13/52.	92,844
40,000	AA	4.250% due 8/22/57.	34,468
633,000	AA-	Meta Platforms Inc., Senior Unsecured Notes, 4.450% due 8/15/52	522,945
		Prosus NV, Senior Unsecured Notes:
200,000	BBB	3.680% due 1/21/30(a)	166,482
940,000	BBB	3.061% due 7/13/31(a)	721,526
		Tencent Holdings Ltd., Senior Unsecured Notes:
165,000	A+	3.975% due 4/11/29(a)	151,335
350,000	A+	3.840% due 4/22/51(a)	251,225

		Total Internet.	5,022,053

Investment Companies — 0.0%@
34,000	BBB-	Ares Capital Corp., Senior Unsecured Notes, 3.250% due 7/15/25.	31,646

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Iron/Steel — 0.0%@
$30,000	BBB-	ArcelorMittal SA, Senior Unsecured Notes, 7.000% due 10/15/39	$30,567
325,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	334,604

		Total Iron/Steel	365,171

Leisure Time — 0.0%@
110,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	97,004

Lodging — 0.2%
		Las Vegas Sands Corp., Senior Unsecured Notes:
710,000	BB+	3.200% due 8/8/24	683,614
50,000	BB+	2.900% due 6/25/25.	46,364
		Sands China Ltd., Senior Unsecured Notes:
1,150,000	BB+	5.625% due 8/8/25	1,116,521
200,000	BB+	4.300% due 1/8/26	184,224
350,000	BB+	2.800% due 3/8/27	298,342
200,000	BB+	3.350% due 3/8/29	163,628

		Total Lodging	2,492,693

Machinery — Construction & Mining — 0.0%@
50,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	43,489

Machinery — Diversified — 0.0%@
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30.	35,766
130,000	A	3.750% due 4/15/50.	110,559
80,000	BBB	Otis Worldwide Corp., Senior Unsecured Notes, 2.056% due 4/5/25	74,650

		Total Machinery — Diversified	220,975

Media — 1.1%
640,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	499,603
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
100,000	BB-	4.750% due 2/1/32(a)	81,215
100,000	BB-	4.500% due 5/1/32	79,386
700,000	BB-	4.500% due 6/1/33(a)	545,277
130,000	BB-	4.250% due 1/15/34(a)	97,442
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
470,000	BBB-	4.908% due 7/23/25.	460,031
210,000	BBB-	3.750% due 2/15/28.	189,359
260,000	BBB-	4.200% due 3/15/28.	239,215
320,000	BBB-	5.050% due 3/30/29.	298,986
330,000	BBB-	2.300% due 2/1/32	242,830
210,000	BBB-	4.400% due 4/1/33	179,419
167,000	BBB-	3.500% due 3/1/42	107,944
560,000	BBB-	5.375% due 5/1/47	445,380
1,009,000	BBB-	5.750% due 4/1/48	841,024
415,000	BBB-	5.125% due 7/1/49	318,374
730,000	BBB-	4.800% due 3/1/50	532,289
859,000	BBB-	3.900% due 6/1/52	541,097
625,000	BBB-	5.250% due 4/1/53	487,297
208,000	BBB-	3.850% due 4/1/61	122,147
140,000	BBB-	4.400% due 12/1/61.	90,912
1,002,000	BBB-	3.950% due 6/30/62.	598,796
130,000	BBB-	5.500% due 4/1/63	100,667
		Comcast Corp., Company Guaranteed Notes:
480,000	A-	3.950% due 10/15/25	466,734

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.1% — (continued)
$80,000	A-	3.150% due 3/1/26	$75,658
70,000	A-	3.300% due 4/1/27	65,635
870,000	A-	4.150% due 10/15/28	832,228
1,019,000	A-	2.650% due 2/1/30	877,044
90,000	A-	3.400% due 4/1/30	81,247
270,000	A-	4.250% due 10/15/30	256,239
170,000	A-	1.500% due 2/15/31.	131,231
427,000	A-	5.500% due 11/15/32	438,851
169,000	A-	4.250% due 1/15/33.	157,721
56,000	A-	7.050% due 3/15/33.	63,728
7,000	A-	6.500% due 11/15/35	7,766
50,000	A-	3.900% due 3/1/38	42,860
20,000	A-	3.250% due 11/1/39.	15,588
211,000	A-	3.750% due 4/1/40	172,004
27,000	A-	4.750% due 3/1/44	24,595
111,000	A-	3.400% due 7/15/46.	81,855
112,000	A-	4.000% due 8/15/47.	90,714
312,000	A-	3.969% due 11/1/47.	251,026
20,000	A-	4.000% due 3/1/48	16,080
43,000	A-	3.999% due 11/1/49.	34,549
60,000	A-	3.450% due 2/1/50	43,751
570,000	A-	2.800% due 1/15/51.	362,281
149,000	A-	2.887% due 11/1/51.	95,955
671,000	A-	4.049% due 11/1/52.	535,158
439,000	A-	2.937% due 11/1/56.	274,538
20,000	A-	4.950% due 10/15/58	18,374
22,000	A-	2.987% due 11/1/63.	13,379
		Cox Communications Inc., Senior Unsecured Notes:
82,000	BBB	3.150% due 8/15/24(a)	79,031
70,000	BBB	3.850% due 2/1/25(a)	67,505
132,000	BBB	3.600% due 6/15/51(a)	92,637
1,500,000	B+	CSC Holdings LLC, Company Guaranteed Notes, 4.500% due 11/15/31(a).	1,066,822
600,000	D	Diamond Sports Group LLC/Diamond Sports Finance Co., Secured Notes, 5.375% due 8/15/26(a)(f)	63,375
		DISH DBS Corp.:
		Company Guaranteed Notes:
140,000	B	7.750% due 7/1/26	108,816
70,000	B	5.125% due 6/1/29	41,431
60,000	B+	Senior Secured Notes, 5.250% due 12/1/26(a)	50,362
263,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	221,018
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24.	197,428
240,000	BBB	5.476% due 1/25/39.	220,526
211,000	BBB	Paramount Global, Senior Unsecured Notes, 4.375% due 3/15/43	146,334
240,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	269,570
		Time Warner Cable LLC, Senior Secured Notes:
50,000	BBB-	6.550% due 5/1/37	47,887
230,000	BBB-	7.300% due 7/1/38	230,539
270,000	BBB-	5.875% due 11/15/40	238,383
1,000,000	BBB-	5.500% due 9/1/41	841,744
210,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	190,483
		Walt Disney Co. (The), Company Guaranteed Notes:
25,000	BBB+	6.200% due 12/15/34	27,185

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.1% — (continued)
$30,000	BBB+	6.650% due 11/15/37	$34,006

		Total Media	16,860,561

Mining — 0.3%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB+	3.625% due 9/11/24(a)	338,297
832,000	BBB+	4.750% due 4/10/27(a)	808,602
400,000	BBB+	4.000% due 9/11/27(a)	375,063
212,000	BBB+	2.250% due 3/17/28(a)	180,629
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB+	5.700% due 5/30/41.	69,721
190,000	BBB+	5.750% due 5/1/43	191,175
150,000	A-	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	145,443
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB+	3.875% due 3/15/23.	9,998
10,000	BB+	4.550% due 11/14/24	9,824
70,000	BB+	5.400% due 11/14/34	65,994
430,000	BB+	5.450% due 3/15/43.	387,045
		Glencore Funding LLC, Company Guaranteed Notes:
710,000	BBB+	4.125% due 3/12/24(a)	699,394
210,000	BBB+	4.625% due 4/29/24(a)	207,909
260,000	BBB+	4.000% due 3/27/27(a)	246,993
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	711,398
		Teck Resources Ltd., Senior Unsecured Notes:
200,000	BBB-	3.900% due 7/15/30.	179,053
10,000	BBB-	6.000% due 8/15/40.	9,729
90,000	BBB-	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	84,782

		Total Mining	4,721,049

Miscellaneous Manufacturers — 0.1%
		3M Co., Senior Unsecured Notes:
150,000	A	2.375% due 8/26/29.	125,969
30,000	A	3.050% due 4/15/30.	26,244
330,000	A	3.700% due 4/15/50.	254,957
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	136,234
1,025,000	BBB+	General Electric Co., Senior Unsecured Notes, 5.344% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	869,078
		Textron Inc., Senior Unsecured Notes:
70,000	BBB	3.650% due 3/15/27.	65,912
218,000	BBB	3.900% due 9/17/29.	198,233
129,000	BBB	3.000% due 6/1/30	111,835

		Total Miscellaneous Manufacturers	1,788,462

Oil & Gas — 1.7%
		Apache Corp., Senior Unsecured Notes:
60,000	BB+	7.750% due 12/15/29	62,276
20,000	BB+	5.250% due 2/1/42	16,265
30,000	BB+	4.750% due 4/15/43.	23,007
60,000	BB+	4.250% due 1/15/44.	43,252
90,000	BB+	5.350% due 7/1/49	71,422
		BP Capital Markets America Inc., Company Guaranteed Notes:
220,000	A-	3.410% due 2/11/26.	210,104
190,000	A-	3.588% due 4/14/27.	179,759
110,000	A-	3.633% due 4/6/30	100,984
378,000	A-	4.812% due 2/13/33.	370,889

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.7% — (continued)
		Cenovus Energy Inc., Senior Unsecured Notes:
$143,000	BBB-	5.400% due 6/15/47.	$128,464
102,000	BBB-	3.750% due 2/15/52.	71,992
		Chevron Corp., Senior Unsecured Notes:
190,000	AA-	1.554% due 5/11/25.	176,420
230,000	AA-	2.954% due 5/16/26.	216,684
70,000	AA-	1.995% due 5/11/27.	62,727
160,000	AA-	Chevron USA Inc., Company Guaranteed Notes, 3.850% due 1/15/28.	153,969
		Continental Resources Inc., Company Guaranteed Notes:
20,000	BBB-	4.500% due 4/15/23.	19,968
870,000	BBB-	3.800% due 6/1/24	849,304
180,000	BBB-	2.268% due 11/15/26(a).	156,936
250,000	BBB-	4.375% due 1/15/28.	231,766
120,000	BBB-	5.750% due 1/15/31(a)	113,594
160,000	BBB-	4.900% due 6/1/44	120,059
		Coterra Energy Inc., Senior Unsecured Notes:
710,000	BBB	3.900% due 5/15/27.	665,781
150,000	BBB	4.375% due 3/15/29.	138,634
		Devon Energy Corp., Senior Unsecured Notes:
42,000	BBB	8.250% due 8/1/23	42,305
638,000	BBB	5.850% due 12/15/25	642,587
102,000	BBB	5.250% due 10/15/27	100,876
2,000	BBB	5.875% due 6/15/28.	2,013
20,000	BBB	4.500% due 1/15/30.	18,630
788,000	BBB	5.600% due 7/15/41.	726,877
160,000	BBB	4.750% due 5/15/42.	132,979
663,000	BBB	5.000% due 6/15/45.	561,872
		Diamondback Energy Inc., Company Guaranteed Notes:
328,000	BBB-	3.250% due 12/1/26.	304,030
2,740,000	BBB-	3.500% due 12/1/29.	2,421,532
489,000	BBB-	3.125% due 3/24/31.	409,978
199,000	BBB-	4.400% due 3/24/51.	153,753
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BB+	4.125% due 1/16/25.	90,985
760,000	BB+	5.875% due 5/28/45.	501,754
		EOG Resources Inc., Senior Unsecured Notes:
14,000	A-	3.150% due 4/1/25	13,428
100,000	A-	4.150% due 1/15/26.	97,687
210,000	A-	4.375% due 4/15/30.	201,298
260,000	A-	3.900% due 4/1/35	230,232
330,000	A-	4.950% due 4/15/50.	316,457
		EQT Corp., Senior Unsecured Notes:
10,000	BBB-	6.125% due 2/1/25	10,025
641,000	BBB-	3.900% due 10/1/27.	586,810
352,000	BBB-	5.700% due 4/1/28	346,356
150,000	BBB-	5.000% due 1/15/29.	140,488
200,000	BBB-	3.625% due 5/15/31(a)	168,001
		Exxon Mobil Corp., Senior Unsecured Notes:
20,000	AA-	1.571% due 4/15/23.	19,912
320,000	AA-	2.992% due 3/19/25.	307,311
380,000	AA-	3.043% due 3/1/26	360,108
180,000	AA-	3.482% due 3/19/30.	166,823
330,000	AA-	4.227% due 3/19/40.	296,122
70,000	AA-	4.114% due 3/1/46	59,731
110,000	AA-	4.327% due 3/19/50.	97,136

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.7% — (continued)
$100,000	AA-	3.452% due 4/15/51.	$76,072
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	70,757
200,000	Baa2(b)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	180,788
		Occidental Petroleum Corp., Senior Unsecured Notes:
94,000	BB+	6.950% due 7/1/24	95,039
760,000	BB+	5.550% due 3/15/26.	755,178
90,000	BB+	3.400% due 4/15/26.	83,446
197,000	BB+	6.625% due 9/1/30	202,698
295,000	BB+	7.500% due 5/1/31	315,287
75,000	BB+	7.875% due 9/15/31.	81,545
54,000	BB+	zero coupon due 10/10/36	27,091
150,000	BB+	4.500% due 7/15/44.	117,564
90,000	BB+	4.625% due 6/15/45.	71,387
30,000	BB+	4.100% due 2/15/47.	22,532
560,000	BB+	4.200% due 3/15/48.	426,751
200,000	Baa2(b)	Pertamina Persero PT, Senior Unsecured Notes, 3.100% due 8/27/30(a)	172,004
1,560,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	1,491,165
		Petroleos Mexicanos, Company Guaranteed Notes:
1,189,000	BBB	6.750% due 9/21/47.	772,132
170,000	BBB	6.950% due 1/28/60.	109,664
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	BBB	1.125% due 1/15/26.	26,725
50,000	BBB	1.900% due 8/15/30.	39,068
330,000	BBB	2.150% due 1/15/31.	260,112
200,000	AA	Qatar Energy, Senior Unsecured Notes, 2.250% due 7/12/31	164,718
50,000	BB	Range Resources Corp., Company Guaranteed Notes, 4.875% due 5/15/25	48,834
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(a)	311,821
		Shell International Finance BV, Company Guaranteed Notes:
260,000	A+	2.875% due 5/10/26.	243,521
300,000	A+	3.875% due 11/13/28	286,652
60,000	A+	2.750% due 4/6/30	52,662
90,000	A+	4.550% due 8/12/43.	82,133
220,000	A+	4.375% due 5/11/45.	194,430
290,000	A+	4.000% due 5/10/46.	240,766
330,000	A+	3.250% due 4/6/50	241,713
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	395,773
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB+	5.375% due 2/1/29	9,365
40,000	BB+	5.375% due 3/15/30.	36,661
70,000	BB+	4.750% due 2/1/32	60,259
58,000	BBB	Suncor Energy Inc., Senior Unsecured Notes, 6.800% due 5/15/38.	61,828
425,000	BB	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 4.500% due 5/15/29	373,411
113,750	B-	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	110,588
3,902,000	BBB-	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	3,710,685

		Total Oil & Gas	25,735,177

Oil & Gas Services — 0.0%@
		Halliburton Co., Senior Unsecured Notes:
4,000	BBB+	3.800% due 11/15/25	3,870
20,000	BBB+	4.850% due 11/15/35	18,645
50,000	BBB+	5.000% due 11/15/45	44,152
171,000	A	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.900% due 5/17/28(a).	160,644

		Total Oil & Gas Services	227,311

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Packaging & Containers — 0.2%
$236,000	BBB	Amcor Flexibles North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	$191,356
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
330,000	B-	Company Guaranteed Notes, 5.250% due 8/15/27(a)	271,374
170,000	B-	Senior Unsecured Notes, 5.250% due 8/15/27(a)	139,799
		Ball Corp., Company Guaranteed Notes:
130,000	BB+	4.000% due 11/15/23	128,369
110,000	BB+	3.125% due 9/15/31.	88,200
		Berry Global Inc., Senior Secured Notes:
530,000	BBB-	1.570% due 1/15/26.	472,456
510,000	BBB-	4.875% due 7/15/26(a)	487,367
475,000	BB	Graphic Packaging International LLC, Company Guaranteed Notes, 4.125% due 8/15/24	463,668
30,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 6.125% due 2/1/28(a)	29,575
215,000	B	Trivium Packaging Finance BV, Senior Secured Notes, 5.500% due 8/15/26(a)	203,389

		Total Packaging & Containers	2,475,553

Pharmaceuticals — 1.4%
		AbbVie Inc., Senior Unsecured Notes:
30,000	BBB+	3.750% due 11/14/23	29,655
730,000	BBB+	2.600% due 11/21/24	696,294
260,000	BBB+	3.800% due 3/15/25.	252,266
100,000	BBB+	3.600% due 5/14/25.	96,252
150,000	BBB+	2.950% due 11/21/26	138,387
850,000	BBB+	3.200% due 11/21/29	751,708
489,000	BBB+	4.550% due 3/15/35.	454,622
420,000	BBB+	4.050% due 11/21/39	354,066
7,000	BBB+	4.625% due 10/1/42.	6,214
813,000	BBB+	4.400% due 11/6/42.	703,993
150,000	BBB+	4.750% due 3/15/45.	134,533
10,000	BBB+	4.875% due 11/14/48	9,136
230,000	BBB+	4.250% due 11/21/49	191,139
255,000	WR(b)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35.	217,086
		Bayer US Finance II LLC, Company Guaranteed Notes:
280,000	BBB	4.250% due 12/15/25(a).	270,894
625,000	BBB	4.375% due 12/15/28(a).	588,576
285,000	BBB	4.625% due 6/25/38(a)	248,806
490,000	BBB	4.400% due 7/15/44(a)	391,770
970,000	BBB	4.875% due 6/25/48(a)	838,358
		Becton Dickinson & Co., Senior Unsecured Notes:
377,000	BBB	3.363% due 6/6/24	367,456
17,000	BBB	3.734% due 12/15/24	16,531
865,000	BBB	2.823% due 5/20/30.	739,966
42,000	BBB	4.685% due 12/15/44	37,242
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
216,000	A+	2.900% due 7/26/24.	209,423
158,000	A+	3.200% due 6/15/26.	149,620
41,000	A+	3.400% due 7/26/29.	37,648
233,000	A+	2.950% due 3/15/32.	200,916
165,000	A+	3.550% due 3/15/42.	133,942
		Cigna Corp.:
		Company Guaranteed Notes:
152,000	A-	3.750% due 7/15/23.	150,972
90,000	A-	4.125% due 11/15/25	87,556
90,000	A-	3.400% due 3/1/27	84,315
640,000	A-	4.375% due 10/15/28	614,858
300,000	A-	4.800% due 8/15/38.	276,246

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 1.4% — (continued)
$30,000	A-	4.900% due 12/15/48	$26,903
		Senior Unsecured Notes:
160,000	A-	2.375% due 3/15/31.	130,294
210,000	A-	3.200% due 3/15/40.	157,143
570,000	A-	3.400% due 3/15/51.	398,292
		CVS Health Corp., Senior Unsecured Notes:
116,000	BBB	3.875% due 7/20/25.	112,383
207,000	BBB	3.625% due 4/1/27	194,776
244,000	BBB	4.300% due 3/25/28.	233,289
460,000	BBB	3.750% due 4/1/30	415,482
124,000	BBB	1.875% due 2/28/31.	96,294
300,000	BBB	2.125% due 9/15/31.	235,305
500,000	BBB	4.875% due 7/20/35.	469,695
440,000	BBB	4.780% due 3/25/38.	399,272
50,000	BBB	4.125% due 4/1/40	41,018
651,000	BBB	5.125% due 7/20/45.	586,774
1,710,000	BBB	5.050% due 3/25/48.	1,528,488
30,000	BBB	4.250% due 4/1/50	23,920
111,322	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	109,952
88,000	A-	Evernorth Health Inc., Company Guaranteed Notes, 4.500% due 2/25/26	86,167
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	0.550% due 9/1/25	90,277
280,000	AAA	2.450% due 3/1/26	262,329
210,000	AAA	0.950% due 9/1/27	179,659
540,000	AAA	3.625% due 3/3/37	476,685
		Merck & Co., Inc., Senior Unsecured Notes:
280,000	A+	0.750% due 2/24/26.	247,855
150,000	A+	1.450% due 6/24/30.	120,103
340,000	A+	2.750% due 12/10/51	226,331
215,000	B-	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	182,749
275,000	BB-	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	233,738
		Pfizer Inc., Senior Unsecured Notes:
230,000	A+	0.800% due 5/28/25.	210,392
160,000	A+	2.625% due 4/1/30	139,612
140,000	A+	1.700% due 5/28/30.	114,450
259,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	241,156
607,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	494,891
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
220,000	BB-	2.800% due 7/21/23.	217,734
220,000	BB-	7.125% due 1/31/25.	222,982
1,640,000	BB-	3.150% due 10/1/26.	1,437,345
720,000	BB-	5.125% due 5/9/29	637,963
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37.	139,320

		Total Pharmaceuticals	20,601,464

Pipelines — 1.9%
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	43,404
936,000	A	3.302% due 1/15/35(a)	779,583
124,000	A	3.402% due 1/15/38(a)	103,901
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
945,000	BBB-	5.875% due 3/31/25.	948,505
576,000	BBB-	5.125% due 6/30/27.	568,549
638,000	BBB-	3.700% due 11/15/29	575,121

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.9% — (continued)
$12,000	Baa3(b)	2.742% due 12/31/39	$9,503
		Cheniere Energy Partners LP, Company Guaranteed Notes:
959,000	BBB-	4.500% due 10/1/29.	865,565
40,000	BBB-	4.000% due 3/1/31	34,574
656,000	BBB-	3.250% due 1/31/32.	526,476
40,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	40,678
38,000	A	Eastern Gas Transmission & Storage Inc., Senior Unsecured Notes, 4.600% due 12/15/44	31,738
		Energy Transfer LP:
10,000	BBB-	Company Guaranteed Notes, 5.350% due 5/15/45	8,544
		Junior Subordinated Notes:
80,000	BB	6.500% (5-Year CMT Index + 5.694%)(c)(d)	73,937
180,000	BB	6.750% (5-Year CMT Index + 5.134%)(c)(d)	166,725
240,000	BB	7.125% (5-Year CMT Index + 5.306%)(c)(d)	211,771
40,000	BB	8.892% (3-Month USD-LIBOR + 4.028%)(c)(d)	37,950
		Senior Unsecured Notes:
230,000	BBB-	5.875% due 1/15/24.	230,265
360,000	BBB-	4.500% due 4/15/24.	355,461
707,000	BBB-	3.900% due 5/15/24.	690,977
2,254,000	BBB-	5.500% due 6/1/27	2,243,016
30,000	BBB-	4.950% due 6/15/28.	29,003
240,000	BBB-	5.250% due 4/15/29.	234,325
80,000	BBB-	8.250% due 11/15/29	90,086
1,134,000	BBB-	3.750% due 5/15/30.	1,006,160
90,000	BBB-	6.100% due 2/15/42.	83,620
200,000	BBB-	5.300% due 4/1/44	171,276
440,000	BBB-	5.400% due 10/1/47.	377,921
200,000	BBB-	6.000% due 6/15/48.	183,495
770,000	BBB-	6.250% due 4/15/49.	730,899
1,749,000	BBB-	5.000% due 5/15/50.	1,431,939
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	BBB+	3.900% due 2/15/24.	49,240
660,000	BBB+	4.150% due 10/16/28	624,538
600,000	BBB+	2.800% due 1/31/30.	513,851
200,000	BBB+	4.850% due 3/15/44.	177,613
181,000	BBB+	4.200% due 1/31/50.	144,891
360,000	BBB+	3.700% due 1/31/51.	265,240
165,000	BBB+	3.300% due 2/15/53.	111,649
130,000	BBB+	3.950% due 1/31/60.	95,892
60,000	BBB-	5.375% (3-Month USD-LIBOR + 2.570%) due 2/15/78(c).	50,250
184,932	Aa2(b)	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.160% due 3/31/34(a).	156,576
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(a).	479,788
290,000	BBB	4.300% due 3/1/28	276,810
213,000	BBB	5.200% due 6/1/33	202,675
240,000	BBB	5.550% due 6/1/45	216,972
250,000	BBB	5.200% due 3/1/48	216,750
365,000	BBB	3.250% due 8/1/50	230,660
293,000	BBB	3.600% due 2/15/51.	197,498
545,000	A-	Midwest Connector Capital Co. LLC, Company Guaranteed Notes, 4.625% due 4/1/29(a)	497,911
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	177,308
550,000	BBB	4.800% due 2/15/29.	528,940
274,000	BBB	5.000% due 3/1/33	256,822
150,000	BBB	4.500% due 4/15/38.	127,867
260,000	BBB	4.700% due 4/15/48.	208,484

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.9% — (continued)
$150,000	BBB	5.500% due 2/15/49.	$134,387
		NGPL PipeCo LLC, Senior Unsecured Notes:
190,000	BBB-	4.875% due 8/15/27(a)	181,621
277,000	BBB-	3.250% due 7/15/31(a)	229,086
306,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 3.400% due 10/16/51(a)	210,639
426,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	403,650
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	4.950% due 7/15/29(a)	261,240
280,000	BB+	6.875% due 4/15/40(a)	229,624
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
709,000	BBB+	5.750% due 5/15/24.	708,915
516,000	BBB+	5.000% due 3/15/27.	504,022
424,000	BBB+	4.500% due 5/15/30.	396,734
73,000	BBB+	5.900% due 9/15/37(a)	72,996
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	286,350
		Targa Resources Corp., Company Guaranteed Notes:
404,000	BBB-	5.200% due 7/1/27	397,480
130,000	BBB-	4.200% due 2/1/33	113,171
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BBB-	6.500% due 7/15/27.	50,607
135,000	BBB-	5.000% due 1/15/28.	128,712
20,000	BBB-	6.875% due 1/15/29.	20,271
588,000	BBB-	5.500% due 3/1/30	557,097
240,000	BBB-	4.875% due 2/1/31	218,209
140,000	BBB-	4.000% due 1/15/32.	118,810
560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a).	473,241
		Texas Eastern Transmission LP, Senior Unsecured Notes:
244,000	BBB+	3.500% due 1/15/28(a)	224,041
102,000	BBB+	7.000% due 7/15/32.	114,562
317,000	BBB+	4.150% due 1/15/48(a)	254,605
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,595,000	BBB	7.850% due 2/1/26	1,691,926
650,000	BBB	4.000% due 3/15/28.	611,950
110,000	BB+	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 3.875% due 11/1/33(a).	89,809
		Western Midstream Operating LP, Senior Unsecured Notes:
140,000	BBB-	3.350% due 2/1/25	132,840
40,000	BBB-	4.500% due 3/1/28	36,912
340,000	BBB-	4.300% due 2/1/30	301,559
90,000	BBB-	5.500% due 8/15/48.	75,129
90,000	BBB-	5.500% due 2/1/50	73,505
		Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000	BBB	7.500% due 1/15/31.	55,117
260,000	BBB	7.750% due 6/15/31.	285,352
116,000	BBB	8.750% due 3/15/32.	137,843
169,000	BBB	4.650% due 8/15/32.	157,411

		Total Pipelines	28,632,615

Real Estate Investment Trusts (REITs) — 1.2%
408,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.950% due 3/15/34.	328,601
520,000	BBB-	American Assets Trust LP, Company Guaranteed Notes, 3.375% due 2/1/31	411,512
300,000	BBB	American Homes 4 Rent LP, Senior Unsecured Notes, 3.625% due 4/15/32	253,518
		American Tower Corp., Senior Unsecured Notes:
31,000	BBB-	2.950% due 1/15/25.	29,519
49,000	BBB-	3.950% due 3/15/29.	44,730
208,000	BBB-	2.100% due 6/15/30.	164,668

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.2% — (continued)
$584,000	BBB-	2.300% due 9/15/31.	$453,652
515,000	BBB-	Brixmor Operating Partnership LP, Senior Unsecured Notes, 4.050% due 7/1/30	455,896
		Crown Castle Inc., Senior Unsecured Notes:
51,000	BBB	3.150% due 7/15/23.	50,602
116,000	BBB	3.700% due 6/15/26.	109,753
255,000	BBB	1.050% due 7/15/26.	220,841
267,000	BBB	3.800% due 2/15/28.	248,177
150,000	BBB	3.100% due 11/15/29	130,281
536,000	BBB	2.250% due 1/15/31.	428,762
585,000	BBB	2.500% due 7/15/31.	471,862
74,000	BBB	4.150% due 7/1/50	56,756
40,000	BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(a)	34,023
		CubeSmart LP, Company Guaranteed Notes:
323,000	BBB	2.250% due 12/15/28	270,110
310,000	BBB	2.500% due 2/15/32.	242,199
		Equinix Inc., Senior Unsecured Notes:
427,000	BBB	2.000% due 5/15/28.	361,033
634,000	BBB	3.200% due 11/18/29	553,185
372,000	BBB	2.150% due 7/15/30.	297,135
		Extra Space Storage LP, Company Guaranteed Notes:
200,000	BBB	3.900% due 4/1/29	181,532
995,000	BBB	2.350% due 3/15/32.	762,340
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
225,000	BBB-	5.250% due 6/1/25	220,495
775,000	BBB-	5.375% due 4/15/26.	756,094
220,000	BBB-	5.300% due 1/15/29.	208,115
492,000	BBB-	4.000% due 1/15/30.	431,153
875,000	BBB-	3.250% due 1/15/32.	695,346
		Healthcare Realty Holdings LP, Company Guaranteed Notes:
475,000	BBB	3.625% due 1/15/28.	427,864
810,000	BBB	3.100% due 2/15/30.	690,500
5,000	BBB	2.050% due 3/15/31.	3,709
31,000	BBB+	Healthpeak Properties Interim Inc., Senior Unsecured Notes, 3.400% due 2/1/25	29,881
		Hudson Pacific Properties LP, Company Guaranteed Notes:
545,000	BBB-	4.650% due 4/1/29	463,590
40,000	BBB-	3.250% due 1/15/30.	30,158
		Invitation Homes Operating Partnership LP, Company Guaranteed Notes:
70,000	BBB-	2.300% due 11/15/28	57,942
590,000	BBB-	2.000% due 8/15/31.	442,756
107,000	BBB-	4.150% due 4/15/32.	94,169
345,000	BBB-	2.700% due 1/15/34.	258,176
325,000	BBB	Kilroy Realty LP, Company Guaranteed Notes, 2.650% due 11/15/33	223,134
211,000	BBB+	Kimco Realty OP LLC, Company Guaranteed Notes, 4.600% due 2/1/33	194,017
250,000	BBB	Life Storage LP, Company Guaranteed Notes, 2.400% due 10/15/31.	198,382
		National Retail Properties Inc., Senior Unsecured Notes:
314,000	BBB+	3.100% due 4/15/50.	201,285
832,000	BBB+	3.500% due 4/15/51.	573,219
177,000	BBB+	3.000% due 4/15/52.	109,341
		Physicians Realty LP, Company Guaranteed Notes:
70,000	BBB	4.300% due 3/15/27.	66,620
285,000	BBB	2.625% due 11/1/31.	227,711
		Prologis LP, Senior Unsecured Notes:
392,000	A	2.875% due 11/15/29	340,597
139,000	A	1.750% due 7/1/30	110,984
414,000	A	1.750% due 2/1/31	326,778

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.2% — (continued)
$134,000	A	2.250% due 1/15/32.	$107,468
280,000	A	4.625% due 1/15/33.	270,945
67,000	A	3.000% due 4/15/50.	45,457
		Realty Income Corp., Senior Unsecured Notes:
144,000	A-	3.250% due 1/15/31.	125,427
126,000	A-	5.625% due 10/13/32	128,431
		VICI Properties LP, Senior Unsecured Notes:
318,000	BBB-	4.950% due 2/15/30.	297,253
600,000	BBB-	5.125% due 5/15/32.	557,250
260,000	BBB-	5.625% due 5/15/52.	230,515
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
80,000	BBB-	4.625% due 6/15/25(a)	76,846
75,000	BBB-	4.500% due 9/1/26(a)	70,044
745,000	BBB-	4.250% due 12/1/26(a)	690,524
65,000	BBB-	5.750% due 2/1/27(a)	63,461
891,000	BBB-	3.750% due 2/15/27(a)	807,721
217,000	BBB-	4.500% due 1/15/28(a)	199,661
255,000	BBB-	3.875% due 2/15/29(a)	221,981
328,000	BBB-	4.125% due 8/15/30(a)	283,616
466,000	BBB+	WP Carey Inc., Senior Unsecured Notes, 2.400% due 2/1/31	375,849

		Total Real Estate Investment Trusts (REITs)	18,495,152

Retail — 0.3%
		Alimentation Couche-Tard Inc.:
250,000	BBB	Company Guaranteed Notes, 3.550% due 7/26/27(a)	231,560
350,000	BBB	Senior Unsecured Notes, 3.800% due 1/25/50(a)	250,499
		Costco Wholesale Corp., Senior Unsecured Notes:
390,000	A+	1.375% due 6/20/27.	340,898
160,000	A+	1.600% due 4/20/30.	130,672
60,000	CCC+	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(a)	49,772
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27.	192,063
330,000	A	3.250% due 4/15/32.	288,986
70,000	A	3.300% due 4/15/40.	55,715
20,000	A	3.900% due 6/15/47.	16,516
380,000	A	3.350% due 4/15/50.	280,828
		Lowe’s Cos., Inc., Senior Unsecured Notes:
251,000	BBB+	3.650% due 4/5/29	229,500
70,000	BBB+	4.500% due 4/15/30.	66,666
284,000	BBB+	1.700% due 10/15/30	221,469
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	38,471
30,000	BBB+	1.450% due 9/1/25	27,427
140,000	BBB+	3.700% due 1/30/26.	135,125
30,000	BBB+	3.500% due 3/1/27	28,330
60,000	BBB+	3.500% due 7/1/27	56,618
340,000	BBB+	3.800% due 4/1/28	322,455
100,000	BBB+	3.600% due 7/1/30	91,223
20,000	BBB+	3.625% due 9/1/49	15,000
400,000	BBB+	4.200% due 4/1/50	331,334
360,000	CCC	Michaels Cos Inc. (The), Senior Unsecured Notes, 7.875% due 5/1/29(a)	271,330
250,000	BB-	Papa John’s International Inc., Company Guaranteed Notes, 3.875% due 9/15/29(a)	209,046
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	113,411

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.3% — (continued)
		Walmart Inc., Senior Unsecured Notes:
$90,000	AA	1.500% due 9/22/28.	$76,551
40,000	AA	1.800% due 9/22/31.	32,270

		Total Retail	4,103,735

Savings & Loans — 0.1%
		Nationwide Building Society, Senior Unsecured Notes:
900,000	BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(c)	899,820
800,000	BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	794,081

		Total Savings & Loans	1,693,901

Semiconductors — 0.6%
49,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.500% due 1/15/28	44,735
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB-	3.625% due 10/15/24	82,527
170,000	BBB-	4.150% due 11/15/30	153,045
98,000	BBB-	2.450% due 2/15/31(a)	77,632
261,000	BBB-	4.300% due 11/15/32	231,504
624,000	BBB-	2.600% due 2/15/33(a)	471,485
		Senior Unsecured Notes:
170,000	BBB-	4.150% due 4/15/32(a)	149,821
102,000	BBB-	3.419% due 4/15/33(a)	82,147
493,000	BBB-	3.469% due 4/15/34(a)	390,270
650,000	BBB-	3.137% due 11/15/35(a).	478,760
183,000	BBB-	3.187% due 11/15/36(a).	132,518
611,000	BBB-	4.926% due 5/15/37(a)	531,229
		Intel Corp., Senior Unsecured Notes:
70,000	A	3.700% due 7/29/25.	67,727
200,000	A	1.600% due 8/12/28.	168,196
170,000	A	5.125% due 2/10/30.	168,087
54,000	A	3.734% due 12/8/47.	39,827
110,000	A	4.750% due 3/25/50.	94,968
230,000	A	3.050% due 8/12/51.	146,916
		KLA Corp., Senior Unsecured Notes:
383,000	A-	4.100% due 3/15/29.	365,273
261,000	A-	3.300% due 3/1/50	188,570
340,000	A-	5.250% due 7/15/62.	324,900
		Lam Research Corp., Senior Unsecured Notes:
18,000	A-	3.750% due 3/15/26.	17,348
49,000	A-	4.875% due 3/15/49.	46,174
125,000	A-	2.875% due 6/15/50.	83,077
230,000	BBB-	Micron Technology Inc., Senior Unsecured Notes, 5.875% due 2/9/33	222,913
		NVIDIA Corp., Senior Unsecured Notes:
120,000	A	3.500% due 4/1/40	98,617
879,000	A	3.500% due 4/1/50	678,652
160,000	A	3.700% due 4/1/60	121,616
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB	2.700% due 5/1/25	84,460
725,000	BBB	4.300% due 6/18/29.	669,725
1,234,000	BBB	3.400% due 5/1/30	1,067,715
103,000	BBB	2.650% due 2/15/32.	80,922
		QUALCOMM Inc., Senior Unsecured Notes:
681,000	A	5.400% due 5/20/33.	701,934

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Semiconductors — 0.6% — (continued)
$72,000	A	4.300% due 5/20/47.	$62,698
119,000	A	6.000% due 5/20/53.	127,987
90,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	73,659

		Total Semiconductors	8,527,634

Shipbuilding — 0.1%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
467,000	BBB-	3.483% due 12/1/27.	427,620
286,000	BBB-	2.043% due 8/16/28.	235,260

		Total Shipbuilding.	662,880

Software — 0.8%
		Autodesk Inc., Senior Unsecured Notes:
59,000	BBB+	4.375% due 6/15/25.	58,002
279,000	BBB+	2.850% due 1/15/30.	239,603
108,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 1.850% due 2/15/31	84,570
870,000	BBB	Fiserv Inc., Senior Unsecured Notes, 5.600% due 3/2/33.	868,535
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	264,314
70,000	AAA	2.700% due 2/12/25.	67,353
750,000	AAA	2.400% due 8/8/26	695,854
670,000	AAA	3.300% due 2/6/27	640,143
5,000	AAA	3.450% due 8/8/36	4,378
7,000	AAA	2.525% due 6/1/50	4,652
18,000	AAA	2.921% due 3/17/52.	12,891
42,000	AAA	3.041% due 3/17/62.	29,283
		Oracle Corp., Senior Unsecured Notes:
570,000	BBB	1.650% due 3/25/26.	509,517
235,000	BBB	3.250% due 11/15/27	215,119
375,000	BBB	4.650% due 5/6/30	355,795
785,000	BBB	2.875% due 3/25/31.	650,343
411,000	BBB	4.300% due 7/8/34	360,832
267,000	BBB	3.850% due 7/15/36.	217,227
1,468,000	BBB	3.800% due 11/15/37	1,162,275
428,000	BBB	3.600% due 4/1/40	315,865
218,000	BBB	5.375% due 7/15/40.	199,627
1,362,000	BBB	3.650% due 3/25/41.	1,002,064
181,000	BBB	4.000% due 7/15/46.	131,994
313,000	BBB	4.000% due 11/15/47	228,778
511,000	BBB	3.600% due 4/1/50	344,312
522,000	BBB	3.950% due 3/25/51.	372,807
130,000	BBB	6.900% due 11/9/52.	139,638
395,000	BBB	5.550% due 2/6/53	360,066
		Salesforce Inc., Senior Unsecured Notes:
130,000	A+	3.250% due 4/11/23.	129,726
370,000	A+	3.700% due 4/11/28.	352,747
140,000	A+	2.700% due 7/15/41.	98,807
75,000	A+	3.050% due 7/15/61.	47,877
372,000	A-	ServiceNow Inc., Senior Unsecured Notes, 1.400% due 9/1/30.	283,637
475,000	BBB	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.000% due 4/14/32.	422,928
		VMware Inc., Senior Unsecured Notes:
163,000	BBB-	1.400% due 8/15/26.	140,805
247,000	BBB-	1.800% due 8/15/28.	202,044
162,000	BBB-	4.700% due 5/15/30.	151,654

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Software — 0.8% — (continued)
			Workday Inc., Senior Unsecured Notes:
$70,000		BBB	3.500% due 4/1/27	$65,418
120,000		BBB	3.700% due 4/1/29	109,647

			Total Software.	11,541,127

Telecommunications — 2.2%
			AT&T Inc., Senior Unsecured Notes:
20,000		BBB	4.250% due 3/1/27	19,397
510,000		BBB	2.300% due 6/1/27	454,553
170,000		BBB	1.650% due 2/1/28	144,494
198,000		BBB	4.100% due 2/15/28.	188,845
304,000		BBB	4.350% due 3/1/29	288,369
660,000		BBB	4.300% due 2/15/30.	619,071
505,000		BBB	2.750% due 6/1/31	417,424
1,480,000		BBB	2.550% due 12/1/33.	1,132,449
404,000		BBB	4.500% due 5/15/35.	363,215
50,000		BBB	5.350% due 9/1/40	47,770
126,000		BBB	3.500% due 6/1/41	94,539
80,000		BBB	5.550% due 8/15/41.	77,699
245,000		BBB	4.350% due 6/15/45.	199,364
820,000		BBB	4.750% due 5/15/46.	704,671
238,000		BBB	4.500% due 3/9/48	194,664
1,384,000		BBB	3.500% due 9/15/53.	946,075
503,000		BBB	3.550% due 9/15/55.	339,224
95,000		BBB	3.800% due 12/1/57.	66,482
487,000		BBB	3.650% due 9/15/59.	328,242
75,000		BBB	3.850% due 6/1/60	52,292
			CommScope Inc., Senior Secured Notes:
80,000		B	6.000% due 3/1/26(a)	77,162
390,000		B	4.750% due 9/1/29(a)	319,192
280,000	EUR	BBB	Global Switch Finance BV, Company Guaranteed Notes, 1.375% due 10/7/30.	242,577
			Intelsat Jackson Holdings SA:
974,000		B+	Senior Secured Notes, 6.500% due 3/15/30(a)	847,185
			Senior Unsecured Notes:
400,000		NR	5.500% due 8/1/23#(e)(f)	—
184,000		NR	8.500% due 10/15/24#(a)(e)(f)	—
605,000		NR	9.750% due 7/15/25#(a)(e)(f)	—
			Level 3 Financing Inc.:
473,000		B+	Company Guaranteed Notes, 3.625% due 1/15/29(a)	304,099
526,000		BB	Senior Secured Notes, 3.875% due 11/15/29(a)	400,357
			Motorola Solutions Inc., Senior Unsecured Notes:
186,000		BBB-	4.600% due 2/23/28.	179,544
528,000		BBB-	4.600% due 5/23/29.	497,320
253,000		BBB-	2.300% due 11/15/30	197,888
306,000		BBB-	2.750% due 5/24/31.	243,184
572,000		BBB-	5.600% due 6/1/32	559,781
70,000		BBB-	5.500% due 9/1/44	64,216
150,000		BB	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	148,110
			Rogers Communications Inc., Company Guaranteed Notes:
450,000		BBB+	3.800% due 3/15/32(a)	392,732
44,000		BBB+	4.550% due 3/15/52(a)	34,991
2,360,000		BB+	Sprint LLC, Company Guaranteed Notes, 7.875% due 9/15/23	2,383,898
			Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
790,313		A1(b)	4.738% due 3/20/25(a)	780,968

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 2.2% — (continued)
$1,140,000	A1(b)	5.152% due 3/20/28(a)	$1,127,840
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	312,818
		T-Mobile USA Inc., Company Guaranteed Notes:
820,000	BBB-	3.500% due 4/15/25.	785,418
740,000	BBB-	2.250% due 2/15/26.	673,746
1,802,000	BBB-	3.750% due 4/15/27.	1,694,737
684,000	BBB-	2.625% due 2/15/29.	582,441
300,000	BBB-	3.375% due 4/15/29.	264,997
655,000	BBB-	3.875% due 4/15/30.	593,714
1,600,000	BBB-	2.550% due 2/15/31.	1,306,309
80,000	BBB-	2.875% due 2/15/31.	66,471
1,000,000	BBB-	3.500% due 4/15/31.	866,877
290,000	BBB-	2.250% due 11/15/31	227,586
330,000	BBB-	2.700% due 3/15/32.	267,372
450,000	BBB-	4.375% due 4/15/40.	382,234
60,000	BBB-	3.000% due 2/15/41.	41,907
10,000	BBB-	3.300% due 2/15/51.	6,679
		Verizon Communications Inc., Senior Unsecured Notes:
220,000	BBB+	2.625% due 8/15/26.	202,182
80,000	BBB+	4.125% due 3/16/27.	77,013
130,000	BBB+	2.100% due 3/22/28.	112,172
646,000	BBB+	4.329% due 9/21/28.	619,269
362,000	BBB+	3.875% due 2/8/29	337,103
125,000	BBB+	4.016% due 12/3/29.	115,411
1,495,000	BBB+	3.150% due 3/22/30.	1,308,822
177,000	BBB+	1.500% due 9/18/30.	136,846
138,000	BBB+	1.680% due 10/30/30	106,755
140,000	BBB+	1.750% due 1/20/31.	108,143
955,000	BBB+	2.550% due 3/21/31.	780,797
977,000	BBB+	2.355% due 3/15/32.	767,592
680,000	BBB+	4.500% due 8/10/33.	631,882
281,000	BBB+	4.400% due 11/1/34.	255,379
71,000	BBB+	5.850% due 9/15/35.	71,362
150,000	BBB+	5.250% due 3/16/37.	146,344
412,000	BBB+	2.650% due 11/20/40	278,903
50,000	BBB+	3.400% due 3/22/41.	37,632
430,000	BBB+	2.850% due 9/3/41	297,709
100,000	BBB+	4.125% due 8/15/46.	81,253
60,000	BBB+	4.862% due 8/21/46.	54,252
20,000	BBB+	5.500% due 3/16/47.	19,393
50,000	BBB+	4.000% due 3/22/50.	39,423
430,000	BBB+	2.875% due 11/20/50	268,949
184,000	BBB+	3.000% due 11/20/60	110,313
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
450,000	BB-	4.250% due 1/31/31(a)	361,468
200,000	BB-	4.750% due 7/15/31(a)	165,820
1,435,000	BBB	Vodafone Group PLC, Senior Unsecured Notes, 4.875% due 6/19/49.	1,239,769

		Total Telecommunications	32,285,145

Transportation — 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
351,000	AA-	4.150% due 12/15/48	297,763
95,000	AA-	2.875% due 6/15/52.	63,396
108,000	AA-	4.450% due 1/15/53.	95,773

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Transportation — 0.2% — (continued)
		Canadian Pacific Railway Co., Company Guaranteed Notes:
$20,000	BBB+	3.000% due 12/2/41.	$15,007
220,000	BBB+	3.100% due 12/2/51.	149,527
		CSX Corp., Senior Unsecured Notes:
114,000	BBB+	3.250% due 6/1/27	106,381
31,000	BBB+	3.350% due 9/15/49.	22,288
237,000	BBB+	2.500% due 5/15/51.	145,683
170,000	BBB+	4.500% due 11/15/52	147,138
		Norfolk Southern Corp., Senior Unsecured Notes:
282,000	BBB+	2.550% due 11/1/29.	238,867
607,000	BBB+	3.000% due 3/15/32.	512,323
33,000	BBB+	4.800% due 8/15/43.	28,488
100,000	BBB+	3.050% due 5/15/50.	66,452
215,000	BBB+	4.550% due 6/1/53	185,046
69,000	BBB	Ryder System Inc., Senior Unsecured Notes, 2.500% due 9/1/24	65,891
		Union Pacific Corp., Senior Unsecured Notes:
50,000	A-	3.750% due 7/15/25.	48,543
60,000	A-	2.150% due 2/5/27	54,280
410,000	A-	2.891% due 4/6/36	322,976
35,000	A-	4.300% due 3/1/49	30,089
234,000	A-	3.250% due 2/5/50	168,514
359,000	A-	3.500% due 2/14/53.	267,827
460,000	A-	3.839% due 3/20/60.	350,007
160,000	A-	3.750% due 2/5/70	116,219
12,000	BB-	XPO Inc., Company Guaranteed Notes, 6.250% due 5/1/25(a)	12,017

		Total Transportation	3,510,495

Trucking & Leasing — 0.1%
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
110,000	BBB	2.700% due 11/1/24(a)	104,150
97,000	BBB	3.950% due 3/10/25(a)	93,407
164,000	BBB	4.000% due 7/15/25(a)	156,986
51,000	BBB	1.700% due 6/15/26(a)	44,725
516,000	BBB	5.875% due 11/15/27(a).	522,205

		Total Trucking & Leasing	921,473

		TOTAL CORPORATE BONDS & NOTES (Cost — $515,648,055)	433,269,078

MORTGAGE-BACKED SECURITIES — 27.7%

FHLMC — 5.5%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,855,633		4.500% due 4/1/29 — 1/1/53.	1,797,865
851,355		5.500% due 1/1/30 — 1/1/53.	861,709
11,210,993		3.000% due 3/1/31 — 4/1/52.	10,013,034
25,950,536		2.500% due 11/1/31 — 5/1/52	22,135,006
12,194,648		3.500% due 4/1/33 — 4/1/52.	11,364,233
2,925,659		5.000% due 12/1/34 — 11/1/52	2,904,025
30,398,306		2.000% due 3/1/36 — 4/1/52.	25,018,088
21,402		6.000% due 5/1/38 — 6/1/39.	22,085
6,077		7.000% due 3/1/39	6,493
62,819		6.500% due 9/1/39	65,711
6,591,638		4.000% due 9/1/40 — 1/1/53.	6,335,397
2,350,995		1.500% due 10/1/41 — 11/1/50	1,845,083
93,756		2.091% (5-Year CMT Index + 1.285%) due 3/1/47(c)	88,311
179,698		2.877% (1-Year USD-LIBOR + 1.619%) due 11/1/47(c)	172,221

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

MORTGAGE-BACKED SECURITIES — 27.7% — (continued)

FHLMC — 5.5% — (continued)
$508,754		3.007% (1-Year USD-LIBOR + 1.628%) due 11/1/48(c)	$479,932
120,208		3.096% (1-Year USD-LIBOR + 1.621%) due 2/1/50(c)	114,829

		Total FHLMC	83,224,022

FNMA — 17.5%
		Federal National Mortgage Association (FNMA):
1,165,331		5.000% due 5/1/23 — 9/1/52.	1,159,354
6,371,199		4.500% due 3/1/24 — 8/1/58.	6,232,273
7,859,662		4.000% due 4/1/24 — 6/1/57.	7,492,257
16,181,563		3.500% due 11/1/25 — 12/1/52	15,014,910
981,155		5.500% due 3/1/26 — 9/1/56.	1,000,431
41,262,864		2.500% due 11/1/27 — 9/1/61	35,326,440
28,861,719		3.000% due 12/1/27 — 10/1/52	25,846,261
75,998		3.160% due 5/1/29	70,205
436,561		2.930% due 6/1/30	397,465
458,152		2.149% due 2/1/32(c)	382,340
200,000		3.840% due 7/1/32 — 8/1/32.	191,749
200,000		3.890% due 7/1/32	189,162
100,000		4.060% due 7/1/32	95,876
100,000		3.740% due 9/1/32	95,107
200,000		3.980% due 10/1/32.	190,535
100,000		4.260% due 11/1/32.	99,243
100,000		4.370% due 11/1/32.	100,119
100,000		4.520% due 11/1/32.	101,291
100,000		4.410% due 12/1/32.	100,237
83,557		2.537% (1-Year USD-LIBOR + 1.537%) due 3/1/34(c)	82,138
756,111		6.000% due 8/1/34 — 11/1/52	768,033
9,649		4.246% (1-Year Treasury Average Rate + 1.816%) due 10/1/35(c)	9,443
2,919		4.238% (1-Year Treasury Average Rate + 1.811%) due 11/1/35(c)	2,849
9,866		4.345% (1-Year Treasury Average Rate + 1.929%) due 11/1/35(c)	9,704
41,941,308		2.000% due 6/1/36 — 4/1/52.	34,731,953
4,724,199		1.500% due 9/1/36 — 8/1/51.	3,994,664
7,963		7.000% due 4/1/37	8,146
38,549		2.640% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	37,834
100,000		3.870% due 5/1/37	92,465
314,566		6.500% due 9/1/37 — 2/1/53.	325,508
28,600,000		2.000% due 3/1/53 — 4/1/53(g)	23,310,256
30,075,000		2.500% due 3/1/53 — 4/1/53(g)	25,494,881
24,200,000		3.000% due 3/1/53(g)	21,292,219
6,900,000		3.500% due 3/1/53(g)	6,284,391
9,150,000		4.000% due 3/1/53(g)	8,584,559
21,375,000		4.500% due 3/1/53(g)	20,590,554
22,125,000		5.000% due 3/1/53(g)	21,745,722
1,200,000		5.500% due 3/1/53(g)	1,198,160

		Total FNMA.	262,648,734

GNMA — 4.7%
		Government National Mortgage Association (GNMA):
14,672		6.000% due 12/15/33 — 6/15/37	14,945
269,869		5.000% due 10/15/34 — 9/15/40	271,327
20,935		5.500% due 5/15/37 — 6/15/38	21,352
34,480		6.500% due 1/15/38 — 10/15/38	35,728
45,650		4.500% due 3/15/41.	45,290
361,621		4.000% due 6/15/41 — 11/15/45	349,243

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

MORTGAGE-BACKED SECURITIES — 27.7% — (continued)

GNMA — 4.7% — (continued)
$181,665		3.000% due 9/15/42 — 10/15/42	$167,788
108,931		3.500% due 6/15/48 — 5/15/50	102,947
		Government National Mortgage Association II (GNMA):
5,725,000		2.500% due 3/20/53(g)	4,954,331
3,500,000		3.000% due 3/20/53(g)	3,121,562
2,000,000		3.500% due 3/20/53(g)	1,838,828
2,300,000		4.000% due 3/20/53(g)	2,173,320
5,275,000		4.500% due 3/20/53(g)	5,111,083
3,400,000		5.000% due 3/20/53(g)	3,360,840
1,300,000		5.500% due 3/20/53(g)	1,305,117
200,000		6.000% due 3/20/53(g)	202,918
40,725		6.000% due 7/20/37 — 11/20/40	42,951
2,839,085		4.500% due 1/20/40 — 11/20/52	2,776,695
742,189		5.000% due 7/20/40 — 11/20/52	739,808
5,187,567		4.000% due 11/20/40 — 11/20/52.	4,949,192
12,115,844		3.000% due 1/20/43 — 6/20/52	10,871,050
8,418,492		3.500% due 6/20/43 — 11/20/52	7,823,247
15,752,305		2.500% due 9/20/50 — 4/20/52	13,691,855
8,422,282		2.000% due 10/20/50 — 4/20/52	7,085,680

		Total GNMA.	71,057,097

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $448,712,527)	416,929,853

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 27.0%

U.S. GOVERNMENT AGENCIES — 0.4%
		Federal Farm Credit Banks Funding Corp.:
135,000		3.500% due 9/1/32	125,457
225,000		3.875% due 9/20/32.	215,508
		Federal Home Loan Banks:
4,250,000		1.200% due 12/23/24	3,963,591
635,000		0.920% due 2/26/27.	550,051
345,000		4.000% due 9/1/28	337,494
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon due 1/15/30(h).	431,922
595,000		zero coupon due 5/15/30(h).	434,824

		Total U.S. GOVERNMENT AGENCIES.	6,058,847

U.S. GOVERNMENT OBLIGATIONS — 26.6%
		U.S. Treasury Bonds:
2,370,000		5.000% due 5/15/37.	2,647,734
2,835,000		4.375% due 2/15/38.	2,967,448
1,500,000		1.125% due 8/15/40.	943,096
620,000		1.375% due 11/15/40	406,596
6,000,000		1.875% due 2/15/41.	4,280,859
100,000		2.250% due 5/15/41.	75,867
40,289,000		2.000% due 11/15/41	29,063,163
2,270,000		3.125% due 11/15/41	1,980,220
17,820,000		2.375% due 2/15/42.	13,687,987
180,000		3.250% due 5/15/42.	158,843
1,115,000		3.375% due 8/15/42.	1,002,019
4,725,000		4.000% due 11/15/42	4,648,957
100,000		3.125% due 2/15/43.	86,072
1,790,000		3.875% due 2/15/43.	1,733,363
502,500		3.625% due 8/15/43.	467,256

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 27.0% — (continued)

U.S. GOVERNMENT OBLIGATIONS — 26.6% — (continued)
$11,510,000		3.750% due 11/15/43	$10,892,911
1,095,000		3.625% due 2/15/44.	1,014,736
415,000		3.125% due 8/15/44.	354,347
1,375,000		3.000% due 11/15/44	1,148,420
245,000		2.875% due 8/15/45.	199,412
1,412,500		3.000% due 11/15/45	1,175,272
6,490,000		2.500% due 2/15/46.	4,921,879
1,110,000		2.875% due 11/15/46	902,504
3,723,000		3.000% due 2/15/47.	3,091,908
6,065,000		3.000% due 5/15/47.	5,039,281
880,000		2.750% due 8/15/47.	697,830
2,120,000		3.000% due 2/15/48.	1,762,457
995,000		3.375% due 11/15/48	887,688
4,480,000		2.000% due 2/15/50.	3,018,487
6,570,000		1.250% due 5/15/50.	3,626,589
8,225,000		1.375% due 8/15/50.	4,692,748
4,905,000		1.625% due 11/15/50	2,991,092
5,793,000		1.875% due 2/15/51.	3,764,319
3,220,000		2.375% due 5/15/51.	2,352,990
3,310,000		2.000% due 8/15/51.	2,214,274
2,871,000		1.875% due 11/15/51	1,857,851
6,689,000		2.250% due 2/15/52.	4,746,838
4,610,000		2.875% due 5/15/52.	3,756,970
2,732,000		3.000% due 8/15/52.	2,286,129
4,564,000		4.000% due 11/15/52	4,621,230
13,040,000		3.625% due 2/15/53.	12,348,269
		U.S. Treasury Inflation Indexed Notes:
1,386,189		0.625% due 7/15/32.	1,283,345
2,490,950		1.125% due 1/15/33.	2,406,928
		U.S. Treasury Notes:
1,959,000		0.250% due 5/15/24.	1,848,194
1,596,000		3.000% due 7/31/24.	1,551,019
3,642,500		4.375% due 10/31/24	3,608,423
8,339,000		4.500% due 11/30/24	8,278,738
16,575,000		4.250% due 12/31/24	16,389,179
6,696,000		1.125% due 1/15/25.	6,252,782
6,860,000		4.125% due 1/31/25.	6,770,766
5,115,000		1.500% due 2/15/25.	4,799,708
10,650,000		4.625% due 2/28/25.	10,615,471
40,000		0.250% due 5/31/25.	36,237
520,000		2.875% due 6/15/25.	499,830
533,000		3.125% due 8/15/25.	514,616
4,965,000		3.500% due 9/15/25.	4,835,348
365,000		0.250% due 9/30/25.	327,252
2,570,000		0.250% due 10/31/25	2,295,632
4,663,000		4.500% due 11/15/25	4,655,720
1,610,000		0.375% due 11/30/25	1,438,497
620,000		0.375% due 12/31/25	553,229
375,000		0.375% due 1/31/26.	333,179
29,411,000		4.000% due 2/15/26.	29,004,301
4,214,000		0.500% due 2/28/26.	3,747,085
4,020,000		0.750% due 3/31/26.	3,597,586
7,966,000		0.750% due 4/30/26.	7,102,498
20,000		0.875% due 6/30/26.	17,826

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 27.0% — (continued)

U.S. GOVERNMENT OBLIGATIONS — 26.6% — (continued)
$770,000		1.875% due 2/28/27.	$701,301
100,000		2.625% due 5/31/27.	93,586
1,175,000		2.750% due 7/31/27.	1,103,903
2,160,000		3.125% due 8/31/27.	2,061,408
12,103,000		4.125% due 10/31/27	12,041,776
8,803,000		3.875% due 11/30/27	8,677,317
13,075,000		3.875% due 12/31/27	12,883,165
6,260,000		0.750% due 1/31/28.	5,312,930
19,277,000		3.500% due 1/31/28.	18,692,990
223,000		1.125% due 2/29/28.	192,520
34,725,000		4.000% due 2/29/28.	34,465,919
2,190,000		1.250% due 4/30/28.	1,894,949
565,000		1.125% due 8/31/28.	481,618
235,000		1.500% due 11/30/28	203,514
2,389,000		1.375% due 12/31/28	2,052,207
415,000		2.375% due 3/31/29.	376,077
285,000		3.875% due 9/30/29.	281,137
3,010,000		4.000% due 10/31/29	2,991,893
5,632,000		3.875% due 11/30/29	5,558,960
612,000		3.875% due 12/31/29	604,446
425,000		3.500% due 1/31/30.	410,391
1,130,000		4.000% due 2/28/30.	1,125,498
812,000		1.375% due 11/15/31	660,638
1,127,000		2.875% due 5/15/32.	1,036,026
7,094,000		4.125% due 11/15/32	7,202,664
7,748,000		3.500% due 2/15/33.	7,485,294
2,020,000		U.S. Treasury Strip Principal, zero coupon due 5/15/49(h)	730,006

		Total U.S. GOVERNMENT OBLIGATIONS	400,601,433

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $450,649,600)	406,660,280

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
755,564	Aaa(b)	321 Henderson Receivables V LLC, Series 2008-3A, Class A1, 8.000% due 6/15/45(a)	799,462
324,947	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 4.837% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	322,348
67,271	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 5.267% (1-Month USD-LIBOR + 0.650%) due 6/25/29(c)	48,601
1,100,000	Aaa(b)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, 5.988% (3-Month USD-LIBOR + 1.180%) due 10/20/34(a)(c)	1,083,379
1,200,000	AAA	AIG CLO LLC, Series 2018-1A, Class A1R, 5.928% (3-Month USD-LIBOR + 1.120%) due 4/20/32(a)(c)	1,191,446
1,000,000	AAA	Allegro CLO XI Ltd., Series 2019-2A, Class A1A, 6.188% (3-Month USD-LIBOR + 1.390%) due 1/19/33(a)(c)	993,534
702,216	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 5.237% (1-Month USD-LIBOR + 0.620%) due 11/25/35(c).	619,734
956,830	AA	American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 3.603% (6-Month USD-LIBOR + 1.500%) due 10/25/34(c)	948,847
904,470	AAA(i)	Angel Oak Mortgage Trust, Series 2023-1, Class A1, step bond to yield, 4.750% due 9/26/67(a)	870,407
673,200	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/5/49(a)	655,473
210,000	Baa2(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a).	178,074
1,990,000	Aaa(b)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 5.938% (1-Month USD-LIBOR + 1.350%) due 11/15/36(a)(c)	1,982,511

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$207,024	AAA	Ares XLII CLO Ltd., Series 2017-42A, Class AR, 5.735% (3-Month USD-LIBOR + 0.920%) due 1/22/28(a)(c)	$205,227
		Asset-Backed Securities Corp. Home Equity Loan Trust:
403,246	BBB	Series 2007-HE1, Class A1B, 3.347% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	382,628
469,520	CCC	Series 2007-HE1, Class A4, 3.538% (1-Month USD-LIBOR + 0.140%) due 12/25/36(c)	454,038
260,000	AAA	Bain Capital Credit CLO, Series 2018-1A, Class A1, 5.775% (3-Month USD-LIBOR + 0.960%) due 4/23/31(a)(c)	257,204
290,000	AAA	Bain Capital Credit CLO Ltd., Series 2021-4A, Class A1, 5.978% (3-Month USD-LIBOR + 1.170%) due 10/20/34(a)(c).	285,644
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	442,826
420,000	AAA(i)	Series 2018-PARK, Class A, 4.091% due 8/10/38(a)(c)	378,985
820,000	AAA	Series 2019-BPR, Class AMP, 3.287% due 11/5/32(a)	751,729
19,902	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 3.684% due 7/25/34(c)	18,099
1,060,000	Aaa(b)	BANK, Series 2017-BNK7, Class A4, 3.175% due 9/15/60	971,439
500,000	Aaa(b)	Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.919% due 8/15/52	438,507
186,404	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 5.608% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	186,404
		BBCMS Mortgage Trust:
550,000	AAA	Series 2020-C6, Class A4, 2.639% due 2/15/53	470,060
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(c)	270,429
92,866	WD(i)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.444% due 5/25/47(c)	82,382
45,739	CCC	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 3.586% due 5/25/35(c).	42,841
263,818	D	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	235,368
		Benchmark Mortgage Trust:
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	304,980
2,182,613	Aa1(b)	Series 2021-B28, Class XA, 1.281% due 8/15/54(c)(j)	158,414
460,000	AAA	Series 2021-B31, Class A5, 2.669% due 12/15/54	380,132
660,000	Aaa(b)	Series 2022-B33, Class A5, 3.458% due 3/15/55	584,267
375,000	Aaa(b)	Series 2022-B35, Class A5, 4.445% due 5/15/55(c)	357,262
1,333,000	AAA(i)	BFLD, Series 2019-DPLO, Class A, 5.678% (1-Month USD-LIBOR + 1.090%) due 10/15/34(a)(c)	1,320,478
650,000	Aaa(b)	BLP Commercial Mortgage Trust, Series 2023-IND, Class A, 6.227% (1-Month Term SOFR + 1.692%) due 3/15/40(a)(c).	650,792
320,000	AAA	BlueMountain CLO XXII Ltd., Series 2018-22A, Class A1, 5.872% (3-Month USD-LIBOR + 1.080%) due 7/15/31(a)(c)	317,085
758,113	AAA	BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 5.788% (3-Month USD-LIBOR + 0.980%) due 7/20/29(a)(c)	752,493
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(c)	244,943
		BRAVO Residential Funding Trust:
2,001,608	NR	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(a)	1,877,023
667,915	AAA(i)	Series 2022-NQM3, Class A1, 5.108% due 7/25/62(a)(c)	650,784
500,000	AAA	Buttermilk Park CLO Ltd., Series 2018-1A, Class A1, 5.892% (3-Month USD-LIBOR + 1.100%) due 10/15/31(a)(c).	496,918
		BX Commercial Mortgage Trust:
890,000	Aaa(b)	Series 2021-CIP, Class A, 5.509% (1-Month USD-LIBOR + 0.921%) due 12/15/38(a)(c)	875,446
278,015	A3(b)	Series 2021-XL2, Class D, 5.985% (1-Month USD-LIBOR + 1.397%) due 10/15/38(a)(c)	267,421
		BX Trust:
220,000	BBB-	Series 2021-ARIA, Class D, 6.483% (1-Month USD-LIBOR + 1.895%) due 10/15/36(a)(c)	210,206
340,000	AAA	Series 2021-RISE, Class A, 5.336% (1-Month USD-LIBOR + 0.748%) due 11/15/36(a)(c)	333,158
308,084	Aaa(b)	Series 2022-IND, Class A, 6.053% (1-Month Term SOFR + 1.491%) due 4/15/37(a)(c)	307,837
1,190,000	NR	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 7.138% (1-Month USD-LIBOR + 2.550%) due 12/15/37(a)(c).	1,165,648
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	819,918

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
		CD Mortgage Trust:
$1,460,000	Aa3(b)	Series 2017-CD3, Class AS, 3.833% due 2/10/50	$1,283,735
1,629,414	AA+	Series 2017-CD4, Class XA, 1.226% due 5/10/50(c)(j)	63,382
1,080,000	AAA	Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 5.788% (3-Month USD-LIBOR + 0.980%) due 4/20/31(a)(c).	1,071,563
37,949	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.726% due 2/25/37(c).	35,467
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
227,664	BBB	Series 2004-2A, Class A1, 4.887% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	213,239
947,798	WR(b)	Series 2004-2A, Class B1, 4.629% due 5/25/35(a)(c)	743,183
		CIFC Funding Ltd.:
950,000	Aaa(b)	Series 2013-4A, Class A1RR, 5.875% (3-Month USD-LIBOR + 1.060%) due 4/27/31(a)(c)	943,235
750,000	AAA	Series 2014-5A, Class A1R2, 5.992% (3-Month USD-LIBOR + 1.200%) due 10/17/31(a)(c)	745,374
250,000	Aaa(b)	Series 2018-2A, Class A1, 5.848% (3-Month USD-LIBOR + 1.040%) due 4/20/31(a)(c)	247,643
		CIM Trust:
888,276	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	810,673
507,721	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(c)	430,917
2,115,290	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(c)	1,823,634
1,064,459	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(c)	939,617
1,269,998	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(c)	1,096,199
2,161,498	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(c)	1,771,682
2,574,027	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(c)(k)	2,493,717
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	133,525
575,000	Aaa(b)	Series 2015-P1, Class A5, 3.717% due 9/15/48	549,345
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	253,719
740,000	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	678,464
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	458,955
286,666	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	274,650
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 5.057% (1-Month USD-LIBOR + 0.440%) due 9/25/36(c)	544,496
915,001	AAA(i)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(c)	728,045
		Commercial Mortgage Trust:
190,000	A-(i)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	184,427
260,000	D	Series 2013-CR9, Class E, 4.291% due 7/10/45(a)(c)	144,680
534,833	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	530,096
40,000	Baa3(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	34,025
20,000	B2(b)	Series 2013-CR12, Class C, 5.020% due 10/10/46(c)	13,669
143,000	Baa3(b)	Series 2014-CR17, Class C, 4.781% due 5/10/47(c)	129,801
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	135,957
51,154	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	50,883
210,000	A-(i)	Series 2014-CR21, Class C, 4.410% due 12/10/47(c)	194,757
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	334,736
2,748,353	Aa1(b)	Series 2015-CR25, Class XA, 0.799% due 8/10/48(c)(j)	44,318
175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	166,865
465,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	439,588
1,110,000	BBB-	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 7.584% (30-Day Average SOFR + 3.100%) due 3/25/42(a)(c)	1,123,120
169,690	AA	Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2, 5.417% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	159,481
		Countrywide Home Loan Mortgage Pass-Through Trust:
48,911	WR(b)	Series 2005-11, Class 3A3, 3.192% due 4/25/35(c)	35,874
42,904	WR(b)	Series 2005-11, Class 6A1, 5.217% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	29,630
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	670,960

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$567,351	AAA(i)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	$505,357
1,735,480	NR	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(c)	1,686,306
158,409	AAA(i)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(c)	131,387
2,335,856	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(c)	2,153,613
1,912,178	NR	Series 2022-RPL3, Class A1, 3.674% due 3/25/61(a)(c)	1,891,179
34,368	WR(b)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20.	29,495
		Credit Suisse Mortgage Capital Certificates:
658,362	Aaa(b)	Series 2019-ICE4, Class A, 5.568% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	655,321
947,642	Ba3(b)	Series 2019-ICE4, Class F, 7.238% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	935,624
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(b)	Series 2015-C1, Class A4, 3.505% due 4/15/50	281,769
270,000	Aaa(b)	Series 2015-C3, Class A4, 3.718% due 8/15/48	258,120
1,000,000	Aaa(b)	Series 2016-C5, Class A5, 3.757% due 11/15/48	952,009
310,000	Aaa(b)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(c)	292,585
180,000	Aaa(b)	Series 2021-C20, Class A3, 2.805% due 3/15/54	151,339
280,000	Aaa(b)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(a)	253,801
3,304,823	CCC	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MF2, 4.231% due 10/25/34(c)	3,082,570
42,802	B-	CWABS Asset-Backed Notes Trust, Series 2006-SD3, Class A1, 5.277% (1-Month USD-LIBOR + 0.660%) due 7/25/36(a)(c).	41,797
499,378	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 4.808% (1-Month USD-LIBOR + 0.220%) due 2/15/29(c)	444,519
		DBJPM Mortgage Trust:
350,000	AA-(i)	Series 2016-C1, Class B, 4.195% due 5/10/49(c)	317,573
230,000	Aaa(b)	Series 2016-C3, Class A4, 2.632% due 8/10/49	210,928
390,000	Aaa(b)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	318,144
250,000	Aaa(b)	Dryden 60 CLO Ltd., Series 2018-60A, Class A, 5.842% (3-Month USD-LIBOR + 1.050%) due 7/15/31(a)(c)	248,159
675,330	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 6.064% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	672,054
23,719	CCC	DSLA Mortgage Loan Trust, Series 2004-AR2, Class A2B, 5.391% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	21,972
81,864	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 7.167% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c).	82,121
810,240	Aaa(b)	Extended Stay America Trust, Series 2021-ESH, Class A, 5.668% (1-Month USD-LIBOR + 1.080%) due 7/15/38(a)(c)	799,002
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
42,826	NR	Series 334, Class S7, 1.512% (6.100% — 1-Month USD-LIBOR) due 8/15/44(j)(l)	4,259
68,913	NR	Series 353, Class S1, 1.412% (6.000% — 1-Month USD-LIBOR) due 12/15/46(j)(l)	6,110
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,258	NR	Series 1865, Class DA, 22.073% (31.310% — 11th District Cost of Funds Index) due 2/15/24(j)(l)	50
6,281	NR	Series 3451, Class SB, 1.442% (6.030% — 1-Month USD-LIBOR) due 5/15/38(j)(l)	420
39,760	NR	Series 3621, Class SB, 1.642% (6.230% — 1-Month USD-LIBOR) due 1/15/40(j)(l)	3,292
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	547,085
478,913	NR	Series 3866, Class SA, 1.362% (5.950% — 1-Month USD-LIBOR) due 5/15/41(j)(l)	22,584
112,198	NR	Series 3947, Class SG, 1.362% (5.950% — 1-Month USD-LIBOR) due 10/15/41(j)(l)	8,733
12,518	NR	Series 3973, Class SA, 1.902% (6.490% — 1-Month USD-LIBOR) due 12/15/41(j)(l)	1,269
123,951	NR	Series 4203, Class PS, 1.662% (6.250% — 1-Month USD-LIBOR) due 9/15/42(j)(l)	7,925
106,738	NR	Series 4210, Class Z, 3.000% due 5/15/43	85,620
36,803	NR	Series 4239, Class IO, 3.500% due 6/15/27(j)	1,537
358,217	NR	Series 4316, Class XZ, 4.500% due 3/15/44	344,957
39,313	NR	Series 4335, Class SW, 1.412% (6.000% — 1-Month USD-LIBOR) due 5/15/44(j)(l)	3,262
386,050	NR	Series 4391, Class MZ, 3.000% due 9/15/44	337,084

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$909,214	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	$737,700
154,543	NR	Series 4879, Class BC, 3.000% due 4/15/49	135,694
68,753	NR	Series 5010, Class IK, 2.500% due 9/25/50(j)	10,110
245,037	NR	Series 5010, Class JI, 2.500% due 9/25/50(j)	38,451
83,467	NR	Series 5013, Class IN, 2.500% due 9/25/50(j)	12,738
172,093	NR	Series 5018, Class MI, 2.000% due 10/25/50(j)	23,127
73,829	NR	Series 5040, Class IB, 2.500% due 11/25/50(j)	10,823
1,057,104	NR	Series 5085, Class NI, 2.000% due 3/25/51(j)	118,899
364,981	NR	Series 5140, Class NI, 2.500% due 5/25/49(j)	51,173
461,137	NR	Series 5148, Class BI, 2.500% due 1/25/49(j)	59,960
186,075	NR	Series 5148, Class CI, 2.000% due 6/25/49(j)	20,151
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	453,535
39,553	NR	Series R007, Class ZA, 6.000% due 5/15/36	40,607
332,200	BBB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk REMIC, Series 2021-DNA1, Class M2, 6.284% (30-Day Average SOFR + 1.800%) due 1/25/51(a)(c)	330,856
		Federal National Mortgage Association (FNMA), ACES:
3,393,148	NR	Series 2015-M7, Class X2, 0.474% due 12/25/24(c)(j)	19,949
14,092,599	NR	Series 2015-M8, Class X2, 0.061% due 1/25/25(c)(j)	18,925
87,044	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(c)	81,953
187,741	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	167,350
101,064	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	93,112
552,763	NR	Series 2020-M36, Class X1, 1.498% due 9/25/34(c)(j)	35,946
245,000	NR	Series 2021-M2S, Class A2, 1.807% due 10/25/31(c)	199,018
425,000	NR	Series 2022-M5, Class A3, 2.368% due 1/1/34(c)	348,462
265,000	NR	Series 2022-M10, Class A2, 1.938% due 1/25/32(c)	216,448
525,525	AAA(i)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 7.217% (1-Month USD-LIBOR + 2.600%) due 5/25/24(c)	532,002
		Federal National Mortgage Association (FNMA), Grantor Trust:
43,916	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	43,064
99,394	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	92,186
		Federal National Mortgage Association (FNMA), Interest Strip:
49,921	NR	Series 409, Class C13, 3.500% due 11/25/41(j)	7,981
107,366	NR	Series 409, Class C18, 4.000% due 4/25/42(j)	20,163
14,128	NR	Series 409, Class C22, 4.500% due 11/25/39(j)	2,644
		Federal National Mortgage Association (FNMA), REMICS:
12,458	NR	Series 2004-38, Class FK, 4.967% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	12,407
1,249	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	1,246
208,494	NR	Series 2006-51, Class SP, 2.033% (6.650% — 1-Month USD-LIBOR) due 3/25/36(j)(l)	6,815
127,358	NR	Series 2007-68, Class SC, 2.083% (6.700% — 1-Month USD-LIBOR) due 7/25/37(j)(l)	12,031
384,188	NR	Series 2008-18, Class SM, 2.383% (7.000% — 1-Month USD-LIBOR) due 3/25/38(j)(l)	17,326
306,968	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	292,489
66,099	NR	Series 2011-87, Class SG, 1.933% (6.550% — 1-Month USD-LIBOR) due 4/25/40(j)(l)	1,632
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	758,514
65,155	NR	Series 2012-35, Class SC, 1.883% (6.500% — 1-Month USD-LIBOR) due 4/25/42(j)(l)	6,618
51,979	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	54,528
76,511	NR	Series 2012-51, Class B, 7.000% due 5/25/42	81,703
61,252	NR	Series 2012-74, Class SA, 2.033% (6.650% — 1-Month USD-LIBOR) due 3/25/42(j)(l)	3,327
10,209	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(h)	8,958
17,047	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(j)	512
47,667	NR	Series 2012-133, Class CS, 1.533% (6.150% — 1-Month USD-LIBOR) due 12/25/42(j)(l)	4,613
190,901	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	201,982
157,678	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	160,165
37,574	NR	Series 2013-54, Class BS, 1.533% (6.150% — 1-Month USD-LIBOR) due 6/25/43(j)(l)	3,844
32,294	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(j)	1,924
627,319	NR	Series 2014-6, Class Z, 2.500% due 2/25/44	532,215

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$259,936	NR	Series 2015-65, Class CZ, 3.500% due 9/25/45	$223,501
107,753	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	103,301
58,454	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	56,817
89,382	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	82,978
210,947	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	125,717
700,000	NR	Series 2020-56, Class AQ, 2.000% due 8/25/50	553,061
158,609	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(j)	24,526
545,661	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(j)	77,859
374,267	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(j)	48,608
		FHLMC Multifamily Structured Pass-Through Certificates:
2,500,000	AAA(i)	Series K104, Class XAM, 1.386% due 1/25/30(c)(j)	196,466
440,000	AAA(i)	Series K144, Class A2, 2.450% due 4/25/32	375,625
967,240	AAA(i)	Series K736, Class X1, 1.288% due 7/25/26(c)(j)	33,964
3,997,018	AAA(i)	Series K743, Class X1, 0.925% due 5/25/28(c)(j)	159,212
185,657	NR	Series KIR2, Class A1, 2.748% due 3/25/27	176,725
		First Franklin Mortgage Loan Trust:
1,007,692	CC	Series 2006-FF13, Class A2D, 5.097% (1-Month USD-LIBOR + 0.480%) due 10/25/36(c)	689,883
507,807	CCC	Series 2006-FF15, Class A2, 4.737% (1-Month USD-LIBOR + 0.120%) due 11/25/36(c)	470,914
1,100,000	Aaa(b)	Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, 5.908% (3-Month USD-LIBOR + 1.110%) due 7/19/34(a)(c)	1,082,772
		Freddie Mac Multifamily Structured Pass Through Certificates:
1,240,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	1,094,721
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(c)	680,980
320,000	AAA(i)	Series K-152, Class A2, 3.780% due 11/25/32(c)	302,799
		Freddie Mac STACR REMIC Trust:
869,076	BBB	Series 2021-DNA5, Class M2, 6.134% (30-Day Average SOFR + 1.650%) due 1/25/34(a)(c)	865,778
1,500,000	BBB-	Series 2021-DNA6, Class M2, 5.984% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(c)	1,442,498
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 6.724% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c).	291,967
150,015	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(c)	138,415
1,050,000	AA	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, 6.408% (3-Month USD-LIBOR + 1.600%) due 10/20/34(a)(c)	1,026,886
288,154	A(i)	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.700% due 1/20/49(a).	233,097
		Government National Mortgage Association (GNMA):
247,091	NR	Series 2007-51, Class SG, 1.982% (6.580% — 1-Month USD-LIBOR) due 8/20/37(j)(l)	7,627
793,927	NR	Series 2008-51, Class GS, 1.640% (6.230% — 1-Month USD-LIBOR) due 6/16/38(j)(l)	53,075
5,626	NR	Series 2010-85, Class HS, 2.052% (6.650% — 1-Month USD-LIBOR) due 1/20/40(j)(l)	49
125,851	NR	Series 2012-H27, Class AI, 1.621% due 10/20/62(c)(j)	4,048
82,460	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(j)	8,394
305,246	NR	Series 2013-85, Class IA, 0.523% due 3/16/47(c)(j)	2,862
76,938	NR	Series 2013-107, Class AD, 2.845% due 11/16/47(c)	69,515
87,736	NR	Series 2014-105, Class IO, 0.121% due 6/16/54(c)(j)	1,001
949,782	NR	Series 2014-H20, Class FA, 4.822% (1-Month USD-LIBOR + 0.430%) due 10/20/64(c)	944,066
46,115	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(j)	8,365
155,224	NR	Series 2015-167, Class SA, 1.652% (6.250% — 1-Month USD-LIBOR) due 11/20/45(j)(l)	15,540
47,149	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(j)	9,495
50,802	NR	Series 2016-135, Class SB, 1.510% (6.100% — 1-Month USD-LIBOR) due 10/16/46(j)(l)	6,707
67,288	NR	Series 2017-187, Class SJ, 1.602% (6.200% — 1-Month USD-LIBOR) due 12/20/47(j)(l)	5,533
446,341	NR	Series 2017-H22, Class IC, 0.001% due 11/20/67(c)(j)	14,069
85,580	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	80,502
118,306	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	112,750
301,955	NR	Series 2019-86, Class C, 2.500% due 3/20/49	263,820
86,006	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	76,940
269,013	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(j)	44,309
72,865	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(j)	12,047
591,148	NR	Series 2020-103, Class AD, 1.450% due 1/16/63	469,540

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$79,139	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(j)	$11,097
240,351	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(j)	33,229
78,276	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(j)	11,207
81,389	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(j)	11,796
83,380	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(j)	12,025
80,956	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(j)	11,445
329,970	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(j)	45,520
3,035,801	NR	Series 2020-173, Class MI, 2.500% due 11/20/50(j)	398,330
391,781	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(j)	42,474
191,299	NR	Series 2020-H09, Class FL, 5.542% (1-Month USD-LIBOR + 1.150%) due 5/20/70(c)	190,239
49,514	NR	Series 2020-H12, Class F, 4.892% (1-Month USD-LIBOR + 0.500%) due 7/20/70(c)	48,325
260,039	NR	Series 2020-H13, Class FA, 3.084% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	252,045
51,456	NR	Series 2020-H13, Class FC, 3.567% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	49,952
146,547	NR	Series 2021-14, Class AB, 1.340% due 6/16/63	116,230
428,319	NR	Series 2021-115, Class MI, 2.500% due 5/20/51(j)	47,007
2,687,555	NR	Series 2021-133, Class IO, 0.880% due 7/16/63(c)(j)	181,672
300,000	NR	Series 2022-3, Class B, 1.850% due 2/16/61	176,649
1,372,275	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(c)(j)	76,755
394,986	NR	Series 2022-189, Class PT, 2.500% due 10/20/51	329,290
200,000	NR	Series 2022-196, Class BE, 3.000% due 10/16/64(c)	154,185
1,497,257	NR	Series 2022-210, Class IO, 0.694% due 7/16/64(c)(j)	102,477
1,498,213	NR	Series 2022-216, Class IO, 0.751% due 7/16/65(c)(j)	101,502
		GS Mortgage Securities Corp. Trust:
643,227	BBB-	Series 2018-SRP5, Class A, 6.388% (1-Month USD-LIBOR + 1.800%) due 9/15/31(a)(c)	551,910
1,772,000	AA-(i)	Series 2021-IP, Class B, 5.738% (1-Month USD-LIBOR + 1.150%) due 10/15/36(a)(c)	1,659,338
370,000	AAA	Series 2021-ROSS, Class A, 5.738% (1-Month USD-LIBOR + 1.150%) due 5/15/26(a)(c)	351,573
210,256	Aaa(b)	GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.164% due 5/10/50	194,149
250,000	AAA	Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, 6.162% (3-Month USD-LIBOR + 1.370%) due 4/15/33(a)(c)	247,176
		Harborview Mortgage Loan Trust:
53,747	AA+	Series 2004-5, Class 2A6, 3.470% due 6/19/34(c)	50,749
36,408	WD(i)	Series 2006-2, Class 1A, 4.525% due 2/25/36(c)	11,888
669,099	Caa2(b)	Series 2006-10, Class 1A1A, 4.791% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	538,915
391,121	Aa2(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(a)	343,698
780,000	CC	Home Equity Asset Trust, Series 2005-6, Class M5, 5.562% (1-Month USD-LIBOR + 0.945%) due 12/25/35(c)	726,479
1,189,391	Aaa(b)	HPS Loan Management Ltd., Series 11A-17, Class AR, 5.826% (3-Month USD-LIBOR + 1.020%) due 5/6/30(a)(c)	1,180,315
46,069	AA	Impac CMB Trust, Series 2007-A, Class A, 5.117% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c).	42,747
710,000	AAA(i)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a).	667,675
		Indymac Index Mortgage Loan Trust:
898,324	CCC	Series 2005-AR14, Class 2A1A, 5.217% (1-Month USD-LIBOR + 0.600%) due 7/25/35(c)	735,508
25,683	Caa2(b)	Series 2005-AR15, Class A2, 3.462% due 9/25/35(c)	21,192
306,493	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a).	259,032
901,972	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 4.937% (1-Month USD-LIBOR + 0.320%) due 8/25/36(c)	256,674
		JP Morgan Chase Commercial Mortgage Securities Trust:
922,585	Aaa(b)	Series 2016-JP2, Class A3, 2.559% due 8/15/49	845,559
1,710,000	Caa3(b)	Series 2018-PHH, Class F, 7.898% (1-Month USD-LIBOR + 3.310%) due 6/15/35(a)(c)(e)	336,552
365,000	Aaa(b)	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	321,708
250,000	Baa1(b)	Series 2021-MHC, Class D, 6.288% (1-Month USD-LIBOR + 1.700%) due 4/15/38(a)(c)	241,980
581,650	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 5.202% (1-Month USD-LIBOR + 0.585%) due 5/25/35(c)	568,389

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$880,000	BB	JP Morgan Mortgage Acquisition Trust, Series 2007-CH2, Class MV2, 4.917% (1-Month USD-LIBOR + 0.300%) due 1/25/37(c).	$847,204
		JP Morgan Mortgage Trust:
152,879	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	133,458
142,285	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	126,056
31,386	AAA	Series 2019-1, Class A11, 5.567% (1-Month USD-LIBOR + 0.950%) due 5/25/49(a)(c)	30,444
1,700,323	Aaa(b)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(c)	1,387,597
41,802	Aaa(b)	JP Morgan Trust, Series 2015-5, Class A9, 5.737% due 5/25/45(a)(c).	41,222
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(b)	Series 2013-C17, Class B, 4.883% due 1/15/47(c)	39,038
350,000	B(i)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	285,129
		JPMDB Commercial Mortgage Securities Trust:
340,000	A(i)	Series 2017-C5, Class B, 4.009% due 3/15/50(c)	293,680
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	175,256
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	116,888
975,000	A3(b)	KKR Industrial Portfolio Trust, Series 2021-KDIP, Class D, 5.927% (1-Month Term SOFR + 1.364%) due 12/15/37(a)(c)	947,167
890,000	Aaa(b)	KREF Ltd., Series 2021-FL2, Class A, 5.671% (1-Month USD-LIBOR + 1.070%) due 2/15/39(a)(c).	873,527
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	879,671
		Legacy Mortgage Asset Trust:
1,803,293	NR	Series 2020-GS2, Class A1, step bond to yield, 2.750% due 3/25/60(a)	1,801,154
767,803	NR	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	712,294
568,990	NR	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	520,646
491,485	NR	Life Mortgage Trust, Series 2021-BMR, Class G, 7.538% (1-Month USD-LIBOR + 2.950%) due 3/15/38(a)(c)	474,314
260,680	Baa2(b)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(a)	208,407
1,295,000	AAA	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.948% (3-Month USD-LIBOR + 1.150%) due 4/19/33(a)(c)	1,286,673
278,905	AAA	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 6.002% (3-Month USD-LIBOR + 1.200%) due 7/29/30(a)(c)	277,738
671,875	A	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(a).	584,267
174,058	WD(i)	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 4.321% due 10/25/32(c)	163,025
856,456	A3(b)	Med Trust, Series 2021-MDLN, Class D, 6.588% (1-Month USD-LIBOR + 2.000%) due 11/15/38(a)(c)	829,986
207,782	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 4.867% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	103,720
12,585	WD(i)	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 3.066% due 5/25/34(c)	11,189
1,155,000	Aaa(b)	MF1 Ltd., Series 2021-FL7, Class A, 5.671% (1-Month USD-LIBOR + 1.080%) due 10/16/36(a)(c).	1,134,658
250,000	AAA(i)	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.389% (1-Month USD-LIBOR + 0.801%) due 4/15/38(a)(c)	246,924
275,000	AAA(i)	MKT Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(a)	216,187
		ML-CFC Commercial Mortgage Trust:
31,377	Ca(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	8,039
2,915	WD(i)	Series 2007-9, Class AJ, 6.193% due 9/12/49(c)	2,858
		Morgan Stanley Bank of America Merrill Lynch Trust:
500,000	Aaa(b)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	493,171
512,158	Aaa(b)	Series 2016-C28, Class A3, 3.272% due 1/15/49(m)	482,203
570,000	A3(b)	Mortgage Repurchase Agreement Financing Trust II, Series 2022-S1, Class A1, 6.368% (30-Day Average SOFR + 2.000%) due 3/30/25(a)(c)	574,055
227,530	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(a)	199,031
1,200,000	Aaa(b)	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 5.952% (3-Month USD-LIBOR + 1.160%) due 7/15/34(a)(c)	1,186,514

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$1,270,000	A-	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	$1,070,246
		New Residential Mortgage Loan Trust:
138,712	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	127,136
185,873	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(c)	172,884
490,599	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	449,099
722,705	AAA(i)	Series 2022-NQM4, Class A1, step bond to yield, 5.000% due 6/25/62(a)	705,515
474,519	Aaa(b)	Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, 6.031% (3-Month Term SOFR + 1.362%) due 12/21/29(a)(c)	472,762
355,482	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	316,538
227,658	AAA(i)	OBX Trust, Series 2022-NQM6, Class A1, step bond to yield, 4.700% due 7/25/62(a)	219,506
500,000	AAA	Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, 5.762% (3-Month USD-LIBOR + 0.970%) due 4/15/31(a)(c)	497,145
1,000,000	AAA	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class AR, 5.952% (3-Month USD-LIBOR + 1.160%) due 7/15/36(a)(c)	985,000
500,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a).	414,492
2,722,217	AAA(i)	Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(c)	2,223,505
1,650,000	B+	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class M2, 5.367% (1-Month USD-LIBOR + 0.750%) due 11/25/35(c)	1,592,196
174,324	BB+	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 5.397% (1-Month USD-LIBOR + 0.780%) due 11/25/34(c)	167,968
		Palmer Square CLO Ltd.:
800,000	AAA	Series 2014-1A, Class A1R2, 5.922% (3-Month USD-LIBOR + 1.130%) due 1/17/31(a)(c)	796,249
1,150,000	AAA	Series 2018-2A, Class A1A, 5.892% (3-Month USD-LIBOR + 1.100%) due 7/16/31(a)(c)	1,142,651
540,000	AAA	Series 2022-4A, Class A1A, 6.218% (3-Month Term SOFR + 2.150%) due 10/20/35(a)(c)	544,505
1,656,296	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M5, 6.417% (1-Month USD-LIBOR + 1.800%) due 12/25/34(c)	1,615,258
		PFS Financing Corp.:
400,000	AAA	Series 2020-E, Class A, 1.000% due 10/15/25(a)	388,623
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(a)	179,963
540,000	AAA	Series 2022-C, Class A, 3.890% due 5/15/27(a)	522,053
788,000	AAA	Series 2022-D, Class A, 4.270% due 8/15/27(a)	767,968
		PMT Credit Risk Transfer Trust:
266,611	NR	Series 2019-2R, Class A, 7.267% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(c)	263,450
147,220	NR	Series 2019-3R, Class A, 8.217% (1-Month USD-LIBOR + 3.700%) due 11/27/31(a)(c)	144,454
1,453,723	NR	PRET LLC, Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(a).	1,351,281
1,668,774	NR	Pretium Mortgage Credit Partners LLC, Series 2022-RN3, Class A1, 5.000% due 8/25/52(a)(c)	1,541,764
		Prime Mortgage Trust:
3,200	WR(b)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	3,186
502,422	WR(b)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	437,655
910,000	AAA	PRKCM Trust, Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a).	911,097
666,000	NR	Progress Residential, Series 2021-SFR1, Class G, 3.861% due 4/17/38(a).	586,342
2,900,000	NR	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053% due 11/17/40(a)	2,417,056
		PRPM LLC:
794,397	NR	Series 2021-11, Class A1, step bond to yield, 2.487% due 11/25/26(a)	746,388
941,174	AAA(i)	Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	928,410
500,000	Aaa(b)	Rad CLO 16 Ltd., Series 2022-16A, Class A1, 6.908% (3-Month Term SOFR + 2.250%) due 10/15/34(a)(c).	501,180
1,535,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(a)(c)	1,483,515
1,090,570	Aaa(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 5.817% (1-Month USD-LIBOR + 1.200%) due 11/25/36(a)(c).	1,062,926
1,100,000	AA	Regata XII Funding Ltd., Series 2019-1A, Class BR, 6.392% (3-Month USD-LIBOR + 1.600%) due 10/15/32(a)(c)	1,077,821

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$900,000	Aaa(b)	Regatta X Funding Ltd., Series 2017-3A, Class A, 5.912% (3-Month USD-LIBOR + 1.120%) due 1/17/31(a)(c).	$894,670
96,500	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36.	89,224
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 9.314% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(c)	822,845
303,466	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	284,929
		Seasoned Credit Risk Transfer Trust:
76,666	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	72,748
790,000	BB(i)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	690,137
254,263	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	240,413
210,000	BB(i)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(c)	178,575
525,493	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 5.358% (1-Month USD-LIBOR + 0.760%) due 4/20/33(c)	477,332
250,000	AAA	Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1, 6.172% (3-Month Term SOFR + 1.540%) due 7/18/34(a)(c)	247,375
976,000	B2(b)	SMRT, Series 2022-MINI, Class F, 7.913% (1-Month Term SOFR + 3.350%) due 1/15/39(a)(c).	909,065
310,000	NR	Soho Trust, Series 2021-SOHO, Class B, 2.697% due 8/10/38(a)(c)	223,910
1,110,000	AAA	SREIT Trust, Series 2021-MFP, Class A, 5.319% (1-Month USD-LIBOR + 0.731%) due 11/15/38(a)(c)	1,087,311
545,417	AAA	Store Maser Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120% due 6/20/51(a)	457,719
458,793	A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 5.417% (1-Month USD-LIBOR + 0.800%) due 7/25/34(c)	444,450
49,910	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 5.098% (1-Month USD-LIBOR + 0.500%) due 7/19/35(c)	44,997
850,000	Aaa(b)	STWD Ltd., Series 2022-FL3, Class A, 5.751% (30-Day Average SOFR + 1.350%) due 11/15/38(a)(c)	823,815
381,145	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	335,018
		Tharaldson Hotel Portfolio Trust:
81,008	AAA	Series 2018-THL, Class A, 5.622% (1-Month USD-LIBOR + 1.050%) due 11/11/34(a)(c)	79,824
291,629	B+	Series 2018-THL, Class E, 8.052% (1-Month USD-LIBOR + 3.480%) due 11/11/34(a)(c)	282,944
		Towd Point Mortgage Trust:
760,000	Baa3(b)	Series 2015-2, Class 1B3, 3.497% due 11/25/60(a)(c)	637,630
801,794	Aaa(b)	Series 2015-5, Class M1, 3.500% due 5/25/55(a)(c)	793,933
770,000	Baa1(b)	Series 2016-5, Class B2, 3.660% due 10/25/56(a)(c)	651,070
200,000	Aaa(b)	TPGI Trust, Series 2021-DGWD, Class A, 5.290% (1-Month USD-LIBOR + 0.700%) due 6/15/26(a)(c)	195,649
250,000	AAA	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 5.978% (3-Month USD-LIBOR + 1.170%) due 1/20/35(a)(c)	246,998
		UBS Commercial Mortgage Trust:
340,000	AA-(i)	Series 2018-C11, Class B, 4.713% due 6/15/51(c)	306,421
350,000	Aaa(b)	Series 2019-C17, Class A3, 2.669% due 10/15/52	301,070
1,162,125	NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(c)	1,082,937
830,834	AAA	Verus Securitization Trust, Series 2021-5, Class A1, 1.013% due 9/25/66(a)(c)	670,075
106,219	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	104,900
1,060,921	NR	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	965,053
		Voya CLO Ltd.:
773,671	Aaa(b)	Series 2014-2A, Class A1RR, 5.812% (3-Month USD-LIBOR + 1.020%) due 4/17/30(a)(c)	767,634
350,000	Aaa(b)	Series 2022-4A, Class A, 6.342% (3-Month Term SOFR + 2.150%) due 10/20/33(a)(c)	350,869
		WaMu Mortgage Pass-Through Certificates Trust:
278,987	BB	Series 2005-AR1, Class A1B, 5.397% (1-Month USD-LIBOR + 0.780%) due 1/25/45(c)	256,356
120,470	BB-	Series 2005-AR4, Class A5, 3.090% due 4/25/35(c)	110,641
2,052,135	BB+	Series 2005-AR15, Class A1A1, 5.137% (1-Month USD-LIBOR + 0.520%) due 11/25/45(c)	1,868,632
674,721	A-	Series 2005-AR19, Class A1B3, 5.317% (1-Month USD-LIBOR + 0.700%) due 12/25/45(c)	618,052

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$483,691	B+	Series 2006-AR3, Class A1A, 3.793% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	$427,899
277,730	Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 3.493% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	222,274
		Wells Fargo Commercial Mortgage Trust:
120,000	Ba3(b)	Series 2013-LC12, Class B, 4.283% due 7/15/46(c)	115,548
1,000,000	Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	952,057
150,000	Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	142,787
331,967	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	316,600
385,367	Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	361,467
10,124,683	Aaa(b)	Series 2018-C43, Class XA, 0.595% due 3/15/51(c)(j)	243,956
250,000	Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	235,399
3,376,345	Aaa(b)	Series 2019-C52, Class XA, 1.603% due 8/15/52(c)(j)	234,842
180,000	AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	158,761
105,891	Aaa(b)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	91,527
69,993	Aaa(b)	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A4, 3.073% due 6/15/46	69,813

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $183,294,905)	168,312,273

SOVEREIGN BONDS — 2.6%

Argentina — 0.1%
		Argentine Republic Government International Bonds:
64,372	CCC+	1.000% due 7/9/29	20,134
1,552,700	CCC+	0.500% due 7/9/30	506,635
251,800	CCC+	Provincia de Buenos Aires/Government Bonds, 5.250% due 9/1/37(a)	97,258

		Total Argentina	624,027

Brazil — 0.1%
		Brazilian Government International Bonds:
300,000	BB-	4.625% due 1/13/28.	286,427
400,000	BB-	3.875% due 6/12/30.	345,995
1,880,000	BB-	5.000% due 1/27/45.	1,443,819

		Total Brazil	2,076,241

Canada — 0.1%
		Province of Manitoba Canada:
152,000	A+	3.050% due 5/14/24.	148,050
1,025,000	A+	1.500% due 10/25/28	872,957

		Total Canada	1,021,007

Chile — 0.1%
		Chile Government International Bonds:
650,000	A	2.450% due 1/31/31.	544,038
500,000	A	2.550% due 1/27/32.	411,147

		Total Chile	955,185

Colombia — 0.1%
		Colombia Government International Bonds:
220,000	BB+	8.125% due 5/21/24.	226,261
280,000	BB+	3.875% due 4/25/27.	249,400
140,000	BB+	3.000% due 1/30/30.	105,732
315,000	BB+	3.125% due 4/15/31.	229,289
430,000	BB+	3.250% due 4/22/32.	305,881
200,000	BB+	8.000% due 4/20/33.	197,814

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

SOVEREIGN BONDS — 2.6% — (continued)

Colombia — 0.1% — (continued)
$730,000		BB+	4.125% due 2/22/42.	$449,241

			Total Colombia.	1,763,618

Dominican Republic — 0.0%@
350,000		BB	Dominican Republic International Bonds, 4.500% due 1/30/30(a)	301,822

Egypt — 0.0%@
200,000		B	Egypt Government International Bonds, 5.250% due 10/6/25	173,438

Hungary — 0.0%@
200,000		BBB-	Hungary Government International Bonds, 2.125% due 9/22/31.	154,023

Indonesia — 0.4%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28.	77,251
445,000		BBB	2.850% due 2/14/30.	393,673
320,000		BBB	2.150% due 7/28/31.	261,625
100,000		BBB	7.750% due 1/17/38(a)	122,772
			Indonesia Treasury Bonds:
51,316,000,000	IDR	NR	6.500% due 2/15/31.	3,309,462
19,692,000,000	IDR	NR	6.375% due 4/15/32.	1,260,391

			Total Indonesia	5,425,174

Israel — 0.0%@
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	176,902

Kenya — 0.0%@
520,000		B	Kenya Government International Bonds, 6.300% due 1/23/34(a)	395,640

Mexico — 1.1%
			Mexican Bonos:
22,540,000	MXN	BBB+	8.500% due 5/31/29.	1,178,677
23,930,000	MXN	BBB+	7.750% due 11/23/34	1,167,866
162,245,700	MXN	BBB+	7.750% due 11/13/42	7,607,957
84,090,000	MXN	BBB+	8.000% due 11/7/47.	4,031,172
			Mexico Government International Bonds:
200,000		BBB	4.150% due 3/28/27.	193,868
323,000		BBB	3.750% due 1/11/28.	302,839
572,000		BBB	4.500% due 4/22/29.	544,253
964,000		BBB	2.659% due 5/24/31.	779,576
860,000		BBB	3.500% due 2/12/34.	702,768
210,000		BBB	4.750% due 3/8/44	174,685
425,000		BBB	4.600% due 2/10/48.	339,831

			Total Mexico	17,023,492

Nigeria — 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	201,710

Oman — 0.0%@
200,000		Ba3(b)	Oman Government International Bonds, 5.625% due 1/17/28	196,902

Panama — 0.2%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28.	197,528
700,000		BBB	3.160% due 1/23/30.	603,141
840,000		BBB	2.252% due 9/29/32.	627,637
1,150,000		BBB	3.298% due 1/19/33.	935,530

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

SOVEREIGN BONDS — 2.6% — (continued)

Panama — 0.2% — (continued)
$10,000		BBB	4.500% due 4/1/56	$7,348

			Total Panama	2,371,184

Paraguay — 0.0%@
200,000		BB	Paraguay Government International Bonds, 4.700% due 3/27/27	192,687

Peru — 0.1%
			Peruvian Government International Bonds:
625,000		BBB	4.125% due 8/25/27.	605,786
790,000		BBB	2.783% due 1/23/31.	651,840
200,000		BBB	1.862% due 12/1/32.	145,358
70,000		BBB	6.550% due 3/14/37.	74,736
160,000		BBB	5.625% due 11/18/50	157,254

			Total Peru	1,634,974

Philippines — 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	369,673
560,000		BBB+	1.648% due 6/10/31.	434,276
550,000		BBB+	1.950% due 1/6/32	434,878

			Total Philippines	1,238,827

Poland — 0.0%@
26,000		A-	Republic of Poland Government International Bonds, 5.750% due 11/16/32.	27,307

Russia — 0.1%
			Russian Federal Bonds — OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26(e)	28,708
205,378,000	RUB	WR(b)	7.050% due 1/19/28(e)	848,330
121,200,000	RUB	WD(i)	6.900% due 5/23/29(e)	500,626
49,650,000	RUB	NR	7.700% due 3/16/39(e)	205,083

			Total Russia	1,582,747

Saudi Arabia — 0.0%@
$200,000		A1(b)	Saudi Government International Bonds, 3.625% due 3/4/28	189,138

South Africa — 0.0%@
300,000		BB-	Republic of South Africa Government International Bonds, 5.875% due 4/20/32	268,361

Uruguay — 0.1%
			Uruguay Government International Bonds:
46,667		BBB	4.500% due 8/14/24.	46,579
355,000		BBB	4.375% due 10/27/27	353,372
200,000		BBB	4.375% due 1/23/31.	195,091

			Total Uruguay	595,042

			TOTAL SOVEREIGN BONDS (Cost — $47,231,109)	38,589,448

ASSET-BACKED SECURITIES — 1.7%

Automobiles — 0.6%
1,522,000		AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.660% due 5/17/27	1,477,568
			CarMax Auto Owner Trust:
429,086		AAA	Series 2022-2, Class A2A, 2.810% due 5/15/25	425,069
100,000		AAA	Series 2022-2, Class A3, 3.490% due 2/16/27	97,180
			Credit Acceptance Auto Loan Trust:
410,000		AAA	Series 2021-2A, Class A, 0.960% due 2/15/30(a)	397,929

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

ASSET-BACKED SECURITIES — 1.7% — (continued)

Automobiles — 0.6% — (continued)
$320,000	AAA	Series 2021-3A, Class A, 1.000% due 5/15/30(a)	$308,359
470,000	AAA	Series 2021-4, Class A, 1.260% due 10/15/30(a)	445,201
551,253	AAA	Ford Credit Auto Lease Trust, Series 2022-A, Class A2A, 2.780% due 10/15/24	546,874
		Ford Credit Auto Owner Trust:
437,000	Aaa(b)	Series 2022-D, Class A3, 5.270% due 5/17/27	439,096
1,560,000	AAA	Series 2023-1, Class A, 4.850% due 8/15/35(a)	1,545,546
920,000	Aaa(b)	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210% due 12/26/25(a)	854,296
870,000	Aaa(b)	Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.880% due 1/21/26	826,475
945,000	AAA	Hyundai Auto Receivables Trust, Series 2022-B, Class A4, 3.800% due 8/15/28	915,541
690,000	Aaa(b)	LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.680% due 10/15/26(a)	689,931

		Total Automobiles	8,969,065

Credit Cards — 0.3%
798,000	Aaa(b)	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.750% due 8/15/27	775,176
1,041,000	AAA	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.950% due 10/15/27	1,039,814
3,536,000	AAA	Discover Card Execution Notes Trust, Series 2022-A3, Class A3, 3.560% due 7/15/27	3,418,841
300,000	NR	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.200% due 9/21/26(a).	278,542

		Total Credit Cards.	5,512,373

Student Loans — 0.8%
		College Ave Student Loans LLC:
183,455	AAA	Series 2019-A, Class A1, 6.017% (1-Month USD-LIBOR + 1.400%) due 12/28/48(a)(c)	180,028
122,303	AAA	Series 2019-A, Class A2, 3.280% due 12/28/48(a)	110,788
		ECMC Group Student Loan Trust:
153,457	Aaa(b)	Series 2016-1A, Class A, 5.967% (1-Month USD-LIBOR + 1.350%) due 7/26/66(a)(c)	151,854
1,049,134	Aaa(b)	Series 2017-2A, Class A, 5.667% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(c)	1,003,702
362,580	Aaa(b)	Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 5.417% (1-Month USD-LIBOR + 0.800%) due 10/25/56(a)(c).	357,454
649,943	AAA	Navient Private Education Loan Trust, Series 2014-AA, Class A3, 6.188% (1-Month USD-LIBOR + 1.600%) due 10/15/31(a)(c)	650,662
		Navient Private Education Refi Loan Trust:
508,972	AAA	Series 2019-CA, Class A2, 3.130% due 2/15/68(a)	479,477
1,101,747	Aaa(b)	Series 2021-FA, Class A, 1.110% due 2/18/70(a)	936,303
		Navient Student Loan Trust:
1,004,861	AA+	Series 2017-2A, Class A, 5.667% (1-Month USD-LIBOR + 1.050%) due 12/27/66(a)(c)	984,100
1,260,503	AA+	Series 2017-3A, Class A3, 5.667% (1-Month USD-LIBOR + 1.050%) due 7/26/66(a)(c)	1,253,371
998,889	AA+	Series 2020-1A, Class A1B, 5.667% (1-Month USD-LIBOR + 1.050%) due 6/25/69(a)(c)	995,686
		Nelnet Student Loan Trust:
893,627	AA+	Series 2006-1, Class A6, 5.372% (3-Month USD-LIBOR + 0.450%) due 8/23/36(a)(c)	866,669
156,833	Aaa(b)	Series 2021-A, Class APT1, 1.360% due 4/20/62(a)	140,515
327,683	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 9.338% (1-Month USD-LIBOR + 4.750%) due 10/15/41(a)(c)	351,727
		SLM Student Loan Trust:
655,748	AA+	Series 2003-10A, Class A4, 5.439% (3-Month USD-LIBOR + 0.670%) due 12/17/68(a)(c)	643,150
161,261	AAA	Series 2005-5, Class A4, 4.958% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	160,790
		SMB Private Education Loan Trust:
164,167	AAA	Series 2015-C, Class A3, 6.538% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	164,298
16,909	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	16,334
78,071	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	74,246
46,133	AAA	Series 2017-B, Class A2B, 5.338% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	45,604
193,825	AAA	Series 2018-A, Class A2B, 5.388% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	190,839
226,924	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	216,040
280,056	AAA	Series 2018-C, Class A2B, 5.338% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	275,288
66,238	AAA	Series 2020-A, Class A2B, 5.418% (1-Month USD-LIBOR + 0.830%) due 9/15/37(a)(c)	64,794

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

ASSET-BACKED SECURITIES — 1.7% — (continued)

Student Loans — 0.8% — (continued)
$524,150	AAA	Series 2020-PTB, Class A2A, 1.600% due 9/15/54(a)	$466,757
597,648	Aaa(b)	Series 2021-A, Class A2B, 1.590% due 1/15/53(a)	525,744
240,000	Aa2(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	215,239
89,863	AAA	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.340% due 8/25/47(a).	86,851

		Total Student Loans	11,608,310

		TOTAL ASSET-BACKED SECURITIES (Cost — $27,053,350)	26,089,748

SENIOR LOANS — 1.6%
174,404	NR	1011778 B.C. Unlimited Liability Co., (Cost — $171,306, acquired 8/12/20), 6.385% (1-Month USD-LIBOR + 1.750%) due 11/19/26(n)	173,268
26,319	NR	AAdvantage Loyality IP Ltd., 9.558% (3-Month USD-LIBOR + 4.750%) due 4/20/28	27,022
197,964	NR	Acrisure LLC, 8.135% (1-Month USD-LIBOR + 3.500%) due 2/15/27	189,675
160,000	NR	Acrisure LLC, (Cost — $157,231, acquired 2/2/23), 8.885% (1-Month USD-LIBOR + 4.250%) due 2/15/27(n)	154,550
149,250	NR	Air Canada, (Cost — $148,520, acquired 7/27/21), 8.369% (3-Month USD-LIBOR + 3.500%) due 8/11/28(n)	149,320
298,444	NR	Ali Group North America Corp., (Cost — $296,133, acquired 10/13/21), 6.732% (1-Month Term SOFR + 2.000%) due 7/30/29(n)	297,618
414,052	NR	Allied Universal Holdco LLC, (Cost — $415,382, acquired 2/19/20), 8.468% (1-Month Term SOFR + 3.750%) due 5/12/28(n).	399,634
154,010	NR	Alterra Mountain Co., (Cost — $153,864, acquired 3/27/19), 8.135% (1-Month USD-LIBOR + 3.500%) due 8/17/28(n)	153,914
38,125	NR	Amentum Government Services Holdings LLC, 8.519% (1-Month USD-LIBOR + 4.000%/3-Month USD-LIBOR + 4.000%) due 1/29/27	37,791
352,556	NR	AmWINS Group Inc., 6.885% (1-Month USD-LIBOR + 2.250%) due 2/19/28.	347,334
100,000	NR	AmWINS Group Inc., (Cost — $99,003, acquired 2/10/23), 7.412% (3-Month Term SOFR + 2.750%) due 2/19/28(n)	99,719
50,000	NR	Aramark Intermediate HoldCo Corp., 6.385% (1-Month USD-LIBOR + 1.750%) due 3/11/25.	49,984
33,266	NR	Arches Buyer Inc., 7.968% (1-Month Term SOFR + 3.250%) due 12/6/27.	31,436
507,961	NR	Asplundh Tree Expert LLC, (Cost — $509,230, acquired 3/4/21), 6.385% (1-Month USD-LIBOR + 1.750%) due 9/7/27(n)	507,009
151,427	NR	Asurion LLC, (Cost — $148,087, acquired 1/29/21), 7.885% (1-Month USD-LIBOR + 3.250%) due 7/31/27(n)	141,647
173,347	NR	Asurion LLC, (Cost — $173,024, acquired 2/15/23), 8.912% (1-Month Term SOFR + 4.250%) due 8/19/28(n)	163,726
31,639	NR	Asurion LLC, (Cost — $31,645, acquired 8/19/22), 8.680% (3-Month Term SOFR + 4.000%) due 8/19/28(n)	29,744
493,648	NR	Asurion LLC, (Cost — $485,508, acquired 4/10/19), 7.885% (1-Month USD-LIBOR + 3.250%) due 12/23/26(n)	470,817
575,287	NR	athenahealth Group Inc., (Cost — $570,119, acquired 1/27/22), 8.061% (1-Month Term SOFR + 3.500%) due 2/15/29(n)	533,818
553,700	NR	Avolon TLB Borrower 1 LLC, (Cost — $553,804, acquired 3/4/21), 6.848% (1-Month USD-LIBOR + 2.250%) due 12/1/27(n)	554,434
11,997	NR	AZZ Inc., 8.968% (1-Month Term SOFR + 4.250%) due 5/13/29	12,017
58,518	NR	Bausch + Lomb Corp., 7.842% (3-Month Term SOFR + 3.250%) due 5/10/27	57,368

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.6% — (continued)
$217,057	NR	Brown Group Holding LLC, (Cost — $216,840, acquired 11/9/21), 7.135% (1-Month USD-LIBOR + 2.500%) due 6/7/28(n).	$215,666
80,000	NR	Caesars Entertainment Inc., (Cost — $80,000, acquired 1/27/23), 7.968% (1-Month Term SOFR + 3.250%) due 2/6/30(n)	79,994
232,553	NR	Central Parent Inc., (Cost — $231,079, acquired 2/2/23), 9.080% (1-Month Term SOFR + 4.500%/3-Month Term SOFR + 4.500%) due 7/6/29(n)	232,154
203,684	NR	Charter Communications Operating LLC, (Cost — $204,321, acquired 2/7/20), 6.368% (1-Month Term SOFR + 1.750%) due 2/1/27(n)	202,182
339,838	NR	Charter Communications Operating LLC, (Cost — $340,759, acquired 10/24/19), 6.368% (1-Month Term SOFR + 1.750%) due 4/30/25(n).	339,860
404,186	NR	Citadel Securities LP, (Cost — $403,574, acquired 4/15/21), 7.232% (1-Month Term SOFR + 2.500%) due 2/2/28(n)	401,344
202,850	NR	Clarios Global LP, (Cost — $201,951, acquired 3/18/19), 7.885% (1-Month USD-LIBOR + 3.250%) due 4/30/26(n).	202,375
128,700	NR	Cloudera Inc., (Cost — $127,695, acquired 8/10/21), 8.385% (1-Month USD-LIBOR + 3.750%) due 10/8/28(n).	123,452
289,747	NR	Coherent Corp., (Cost — $287,421, acquired 12/8/21), 7.385% (1-Month USD-LIBOR + 2.750%) due 7/2/29(n).	289,203
48,000	NR	Corporation Service Co., 7.968% (1-Month Term SOFR + 3.250%) due 11/2/29	48,075
109,662	NR	Crown Finance U.S. Inc., 14.664% (1-Month Term SOFR + 10.000%) due 9/7/23	112,130
408,616	NR	DCert Buyer Inc., (Cost — $408,976, acquired 8/8/19), 8.696% (6-Month Term SOFR + 4.000% + 4.000%) due 10/16/26(n)	403,355
80,433	NR	Deerfield Dakota Holding LLC, 8.368% (1-Month Term SOFR + 3.750%) due 4/9/27	77,341
750,000	NR	Delos Finance Sarl, (Cost — $749,991, acquired 3/4/21), 6.480% (3-Month USD-LIBOR + 1.750%) due 10/6/23(n).	750,784
139,398	NR	DIRECTV Financing LLC, 9.635% (1-Month USD-LIBOR + 5.000%) due 8/2/27	135,953
12,443	NR	DTI Holdco Inc., 9.426% (3-Month Term SOFR + 4.750%) due 4/26/29	11,697
171,866	NR	Edelman Financial Engines Center LLC, (Cost — $172,337, acquired 4/22/19), 8.135% (1-Month USD-LIBOR + 3.500%) due 4/7/28(n)	167,758
39,221	NR	Element Materials Technology Group US Holdings Inc., 8.930% (3-Month Term SOFR + 4.250%) due 6/22/29	38,976
107,144	NR	EyeCare Partners LLC, (Cost — $107,093, acquired 2/18/20), 8.480% (3-Month USD-LIBOR + 3.750%) due 2/18/27(n)	90,236
84,644	NR	Fertitta Entertainment LLC, 8.618% (1-Month Term SOFR + 4.000%) due 1/27/29	82,502
13,385	NR	FinCo I LLC, (Cost — $13,336, acquired 8/12/20), 7.135% (1-Month USD-LIBOR + 2.500%) due 6/27/25(n)	13,414
56,086	NR	First Eagle Holdings Inc., (Cost — $56,227, acquired 4/5/19), 7.230% (3-Month USD-LIBOR + 2.500%) due 2/1/27(n)	55,239
212,981	NR	Focus Financial Partners LLC, (Cost — $212,967, acquired 11/28/22), 7.868% (1-Month Term SOFR + 3.250%) due 6/30/28(n)	212,099
7,536	NR	Formula One Management Ltd. due 1/15/30(o).	7,566
30,853	NR	Froneri International Ltd., 6.885% (1-Month USD-LIBOR + 2.250%) due 1/29/27	30,399
34,322	NR	Frontier Communications Corp., 8.500% (3-Month USD-LIBOR + 3.750%) due 5/1/28	33,662
231,808	NR	Gainwell Acquisition Corp., (Cost — $229,446, acquired 3/8/22), 8.730% (3-Month USD-LIBOR + 4.000%) due 10/1/27(n).	223,868
75,577	NR	Garda World Security Corp., (Cost — $74,785, acquired 10/24/19), 8.850% (1-Month USD-LIBOR + 4.250%) due 10/30/26(n)	75,601

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.6% — (continued)
$45,513	NR	Gen Digital Inc. due 9/10/27(o)	$44,830
573,519	NR	Genesee & Wyoming Inc., (Cost — $570,570, acquired 12/14/22), 6.730% (3-Month USD-LIBOR + 2.000%) due 12/30/26(n)	572,653
560,000	NR	Grifols Worldwide Operations Ltd., (Cost — $541,145, acquired 12/14/22), 6.635% (1-Month USD-LIBOR + 2.000%) due 11/15/27(n)	546,176
500,576	NR	Harbor Freight Tools USA Inc., (Cost — $501,907, acquired 4/15/21), 7.385% (1-Month USD-LIBOR + 2.750%) due 10/19/27(n)	485,872
271,964	NR	Hilton Worldwide Finance LLC, (Cost — $271,554, acquired 2/27/20), 6.455% (1-Month Term SOFR + 1.750%) due 6/22/26(n)	271,925
60,393	NR	Hub International Ltd., 8.057% (2-Month USD-LIBOR + 3.250%/3-Month USD-LIBOR + 3.250%) due 4/25/25.	60,381
527,350	NR	Hunter Douglas Holding BV, (Cost — $525,102, acquired 2/9/22), 8.373% (3-Month Term SOFR + 3.500%) due 2/26/29(n).	486,763
304,712	NR	Icon Public Limited Co., (Cost — $303,555, acquired 6/16/21), 7.000% (3-Month USD-LIBOR + 2.250%) due 7/3/28(n)	304,713
162,988	NR	iHeartCommunications Inc., (Cost — $162,889, acquired 1/29/20), 7.635% (1-Month USD-LIBOR + 3.000%) due 5/1/26(n)	158,214
72,838	NR	Ingram Micro Inc., 8.230% (3-Month USD-LIBOR + 3.500%) due 6/30/28.	72,656
500,000	NR	Iqvia Inc., 6.480% (3-Month USD-LIBOR + 1.750%) due 6/11/25	500,225
132,949	NR	Jane Street Group LLC, (Cost — $132,832, acquired 1/21/21), 7.385% (1-Month USD-LIBOR + 2.750%) due 1/26/28(n).	132,502
578,189	NR	Jazz Pharmaceuticals Public Limited Co., (Cost — $575,995, acquired 4/22/21), 8.135% (1-Month USD-LIBOR + 3.500%) due 5/5/28(n)	577,932
51,989	NR	KFC Holding Co., 6.348% (1-Month USD-LIBOR + 1.750%) due 3/15/28	51,832
180,000	NR	KKR Apple Bidco LLC, (Cost — $180,000, acquired 2/2/23), 7.385% (1-Month USD-LIBOR + 2.750%) due 9/22/28(n)	179,175
124,384	NR	LifePoint Health Inc., (Cost — $123,773, acquired 8/16/19), 8.575% (3-Month USD-LIBOR + 3.750%) due 11/16/25(n)	119,279
419,515	NR	Light & Wonder International Inc., (Cost — $415,321, acquired 4/7/22), 7.662% (1-Month Term SOFR + 3.000%) due 4/14/29(n)	419,066
575,575	NR	Medline Borrower LP, (Cost — $573,535, acquired 9/30/21), 7.885% (1-Month USD-LIBOR + 3.250%) due 10/23/28(n)	555,867
		Naked Juice LLC:
445,354	NR	7.930% (3-Month Term SOFR + 3.250%) due 1/24/29	406,107
8,099	NR	10.680% (3-Month Term SOFR + 6.000%) due 1/24/30	6,314
98,792	NR	NCR Corp., 7.330% (3-Month USD-LIBOR + 2.500%) due 8/28/26.	98,216
279,423	NR	Nexstar Media Inc., (Cost — $278,423, acquired 8/16/19), 7.135% (1-Month USD-LIBOR + 2.500%) due 9/18/26(n)	279,223
26,033	NR	Open Text Corp. due 8/27/29(o).	26,031
410,548	NR	Oracle Corp., 6.147% (3-Month Term SOFR + 1.600%) due 8/16/27	408,495
22,355	NR	Organon & Co., 7.750% (3-Month USD-LIBOR + 3.000%) due 6/2/28	22,179
51,568	NR	Osmosis Buyer Ltd., 8.334% (1-Month USD-LIBOR + 3.750%/3-Month USD-LIBOR + 4.000%) due 7/31/28.	49,809
93,265	NR	PCI Gaming Authority, (Cost — $93,367, acquired 5/15/19), 7.135% (1-Month USD-LIBOR + 2.500%) due 5/29/26(n)	93,251
29,616	NR	Penn National Gaming Inc., 7.468% (1-Month Term SOFR + 2.750%) due 5/3/29	29,567
497,700	NR	Peraton Corp., (Cost — $486,731, acquired 12/14/22), 8.385% (1-Month USD-LIBOR + 3.750%) due 2/1/28(n).	493,968

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.6% — (continued)
$248,750	NR	Perrigo Company PLC, 7.218% (1-Month Term SOFR + 2.500%) due 4/20/29	$249,527
294,926	NR	Phoenix Guarantor Inc., (Cost — $294,926, acquired 2/23/21), 8.135% (1-Month USD-LIBOR + 3.500%) due 3/5/26(n).	291,331
59,514	NR	Pre-Paid Legal Services Inc., 8.385% (1-Month USD-LIBOR + 3.750%) due 12/15/28.	58,681
250,000	NR	Prestige Brands Inc. due 7/3/28(o).	249,864
396,316	NR	Prime Security Services Borrower LLC, (Cost — $396,145, acquired 4/22/19), 7.517% (3-Month USD-LIBOR + 2.750%) due 9/23/26(n)	396,100
129,340	NR	Project Alpha Intermediate Holding Inc., 8.640% (1-Month USD-LIBOR + 4.000%) due 4/26/24	129,282
36,045	NR	Proofpoint Inc., 7.885% (1-Month USD-LIBOR + 3.250%) due 8/31/28	35,099
258,725	NR	QUIKRETE Holdings Inc., (Cost — $257,654, acquired 6/11/21), 7.635% (1-Month USD-LIBOR + 3.000%) due 3/18/29(n).	258,127
196,401	NR	Rackspace Technology Global Inc., (Cost — $196,912, acquired 2/19/21), 7.595% (3-Month USD-LIBOR + 2.750%) due 2/15/28(n)	124,446
21,889	NR	RealPage Inc., 7.635% (1-Month USD-LIBOR + 3.000%) due 4/24/28.	21,242
34,508	NR	Safe Fleet Holdings LLC, 8.411% (1-Month Term SOFR + 3.750%) due 2/23/29	33,847
850,000	NR	Setanta Aircraft Leasing DAC, (Cost — $849,186, acquired 11/30/21), 6.730% (3-Month USD-LIBOR + 2.000%) due 11/5/28(n).	844,688
104,779	NR	Sophia, L.P., 8.230% (3-Month USD-LIBOR + 3.500%) due 10/7/27	103,360
360,000	NR	Sotera Health Holdings LLC, (Cost — $362,813, acquired 1/20/21), 7.575% (3-Month USD-LIBOR + 2.750%) due 12/11/26(n)	347,085
19,082	NR	Spin Holdco Inc., 8.765% (3-Month USD-LIBOR + 4.000%) due 3/4/28	16,166
618,573	NR	Station Casinos LLC, (Cost — $608,664, acquired 12/14/22) due 2/8/27(n)(o).	615,894
296,231	NR	Sunshine Luxembourg VII Sarl, 8.480% (3-Month USD-LIBOR + 3.750%) due 10/1/26	288,825
126,695	NR	Trans Union LLC, 6.885% (1-Month USD-LIBOR + 2.250%) due 12/1/28	126,147
247,449	NR	TransDigm Inc., 6.980% (3-Month USD-LIBOR + 2.250%) due 5/30/25	247,471
16,801	NR	TransDigm Inc., (Cost — $16,780, acquired 2/24/23), 7.825% (1-Month Term SOFR + 3.250%) due 8/24/28(n).	16,791
33,398	NR	TruGreen Limited Partnership, 8.635% (1-Month USD-LIBOR + 4.000%) due 11/2/27	30,726
393,415	NR	UFC Holdings LLC, (Cost — $396,366, acquired 4/30/19), 7.570% (3-Month USD-LIBOR + 2.750%) due 4/29/26(n)	392,512
489,604	NR	United AirLines Inc., (Cost — $491,361, acquired 4/14/21), 8.568% (3-Month USD-LIBOR + 3.750%) due 4/21/28(n)	490,035
538,633	NR	Verscend Holding Corp., (Cost — $538,633, acquired 12/14/22), 8.635% (1-Month USD-LIBOR + 4.000%) due 8/27/25(n)	539,115
148,500	NR	VFH Parent LLC, (Cost — $148,273, acquired 1/7/22), 7.661% (1-Month Term SOFR + 3.000%) due 1/13/29(n).	147,535
430,000	NR	Virgin Media Bristol LLC, (Cost — $428,342, acquired 4/30/19), 7.088% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	422,550
247,500	NR	Whatabrands LLC, 7.885% (1-Month USD-LIBOR + 3.250%) due 8/3/28	244,217
14,753	NR	William Morris Endeavor Entertainment LLC, 7.390% (1-Month USD-LIBOR + 2.750%) due 5/18/25.	14,706
		Zayo Group Holdings Inc.:
250,000	NR	7.635% (1-Month USD-LIBOR + 3.000%) due 3/9/27.	208,716

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.6% — (continued)
$45,793	NR	8.868% (1-Month Term SOFR + 4.250%) due 3/9/27.	$39,194

		TOTAL SENIOR LOANS (Cost — $24,007,237)	23,675,230

MUNICIPAL BONDS — 0.4%

California — 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	221,967
205,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	242,851
255,000	AA-	Los Angeles Unified School District, GO, 5.750% due 7/1/34.	268,715
		State of California, GO:
90,000	AA-	7.500% due 4/1/34	109,840
100,000	AA-	7.550% due 4/1/39	128,057
		University of California, Revenue Bonds:
90,000	AA	2.650% due 5/15/50.	58,603
25,000	AA	Series AD, 4.858% due 5/15/12	22,752
266,000	AA	Series AQ, 4.767% due 5/15/15	236,231

		Total California	1,289,016

Connecticut — 0.0%@
300,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	321,765

Minnesota — 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	233,779

New Jersey — 0.1%
485,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27.	491,611
85,000	BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	94,793

		Total New Jersey	586,404

New York — 0.1%
		City of New York:
375,000	AA	GO, Series A, 3.000% due 8/1/34	311,000
500,000	AA	GO, Series G-1, 5.968% due 3/1/36	538,669
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42.	80,386
		New York State Dormitory Authority, Revenue Bonds:
350,000	AA+	5.289% due 3/15/33.	355,589
160,000	AA+	Unrefunded Portion, 5.628% due 3/15/39.	167,380

		Total New York.	1,453,024

Texas — 0.1%
120,000	Aa3(b)	City of Houston TX, GO, 3.961% due 3/1/47	105,145
350,000	AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 2.530% due 1/1/35	275,113
		State of Texas:
70,000	AAA	GO, 2.754% due 10/1/41.	51,777
770,000	AAA	GO, 3.824% due 10/1/33.	728,809

		Total Texas	1,160,844

		TOTAL MUNICIPAL BONDS (Cost — $5,730,383)	5,044,832

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Shares/Units

COMMON STOCK — 0.0%@

Wireless Telecommunication Services — 0.0%@
11,265			Intelsat SA*(e) (Cost — $848,528)	275,294

RIGHT — 0.0%@

Luxembourg — 0.0%@
2,358			Intelsat Jackson Holdings SA*#(e) (Cost — $0)	—

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,703,175,694)	1,518,846,036

Face Amount†

SHORT-TERM INVESTMENTS- 9.3%

TIME DEPOSITS — 3.1%
			ANZ National Bank — London:
222,964	AUD		1.990% due 3/1/23.	149,999
27,267,759			3.920% due 3/1/23.	27,267,759
334,704	GBP		BBH — Grand Cayman, 2.920% due 3/1/23	402,549
570,631	EUR		Citibank — London, 1.530% due 3/1/23	603,499
17,360,198			JPMorgan Chase & Co. — New York, 3.920% due 3/1/23.	17,360,198
27			Royal Bank of Canada — Toronto, 3.920% due 3/1/23	27
			Sumitomo Mitsui Banking Corp. — Tokyo:
25,732,637	JPY		(0.520)% due 3/1/23	189,009
1,329,984			3.920% due 3/1/23.	1,329,984

			TOTAL TIME DEPOSITS (Cost — $47,303,024)	47,303,024

U.S. GOVERNMENT AGENCIES — 0.8%
			Federal Home Loan Bank Discount Notes:
9,970,000			4.448% due 3/17/23(p).	9,950,503
1,970,000			4.582% due 4/14/23(p).	1,959,117

			TOTAL U.S. GOVERNMENT AGENCIES (Cost — $11,909,620)	11,909,620

Face Amount†		Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 5.4%
			U.S. Treasury Bills:
$10,605,000			3.739% due 3/16/23(p).	$10,588,783
1,620,000			4.506% due 4/18/23(p).	1,610,410
2,015,000			4.431% due 4/20/23(p).	2,002,848
2,410,000			4.498% due 4/25/23(p).	2,393,682
1,535,000			4.558% due 5/11/23(p).	1,521,468
2,260,000			4.625% due 5/25/23(p).	2,235,881
1,100,000			4.657% due 6/1/23(p)	1,087,209
1,470,000			4.628% due 7/6/23(p)	1,446,503
48,780,000			4.747% due 7/20/23(p).	47,892,057
6,275,000			4.600% due 7/27/23(p).	6,158,912
4,030,000			5.067% due 8/31/23(p).	3,929,353

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $80,867,106)	80,867,106

			TOTAL SHORT-TERM INVESTMENTS (Cost — $140,079,750)	140,079,750

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 5.4% — (continued)
		TOTAL INVESTMENTS IN SECURITIES (Cost — $1,843,255,444)	$1,658,925,786

		TOTAL INVESTMENTS IN PURCHASED OPTIONS 0.0% (Cost — $221,272)	218,219

		TOTAL INVESTMENTS — 110.3% (Cost — $1,843,476,716)	1,659,144,005

		Liabilities in Excess of Other Assets — (10.3)%	(154,308,136)

		TOTAL NET ASSETS — 100.0%	$1,504,835,869

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2023, amounts to $211,976,810 and represents 14.1% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2023.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security.
(f)	Security is currently in default.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Principal only security.
(i)	Rating by Fitch Ratings Service.
(j)	Interest only security.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(l)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2023.
(m)	Affiliated security (See Note 2). As of February 28, 2023, total cost and total market value of affiliated securities amounted to $1,056,385 and $975,374, respectively.
(n)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2023, amounts to $18,470,590 and represents 1.2% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2023, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$1,843,476,716	$18,265,573	$(197,251,921)	$(178,986,348)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Abbreviations used in this schedule:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Acitivity Company
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MASTR	— Mortgage Asset Securitization Transactions Incorporation
OFZ	— Federal Loan Obligations (Russian: Obligatsyi Federal’novo Zaima)
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	26.1%
Mortgage-Backed Securities.	25.1
U.S. Government Agencies & Obligations	24.6
Collateralized Mortgage Obligations	10.1
Sovereign Bonds	2.3
Asset-Backed Securities	1.6
Senior Loans	1.4
Municipal Bonds	0.3
Common Stock	0.0	*
Right	0.0	*
Purchased Options	0.0	*
Short-Term Investments	8.5

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At February 28, 2023, Core Fixed Income Fund held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
176	$42,330,200	1-Year Mid-Curve SOFR December Futures, Put	CITI	12/15/23	$96.00	$180,400
33	7,806,975	3-Month SOFR June Futures, Call	GSC	6/16/23	$95.50	412
228	24,410,250	U.S. Treasury 5-Year Note March Futures, Call	GSC	3/3/23	$107.50	21,376
228	24,410,250	U.S. Treasury 5-Year Note March Futures, Put	GSC	3/3/23	$106.50	16,031

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $221,272)				$218,219

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2023, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
352	$84,660,400	1-Year Mid-Curve SOFR December Futures, Put	CITI	12/15/23	$95.38	$169,400
116	27,476,050	3-Month SOFR December Futures, Call	GSC	12/15/23	$96.50	8,700
33	7,816,463	3-Month SOFR December Futures, Call	GSC	12/15/23	$96.63	2,062
33	7,806,975	3-Month SOFR June Futures, Call	GSC	6/16/23	$96.00	206
67	15,844,663	3-Month SOFR September Futures, Call	GSC	9/15/23	$98.75	419
76	8,136,750	U.S. Treasury 5-Year Note March Futures, Call	GSC	3/3/23	$107.00	21,375
76	8,136,750	U.S. Treasury 5-Year Note March Futures, Put	GSC	3/3/23	$107.00	17,219
51	5,460,188	U.S. Treasury 5-Year Note April Futures, Put	GSC	3/24/23	$108.75	92,039
178	19,866,469	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/24/23	$116.00	5,562
82	9,151,969	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/24/23	$113.00	142,219
114	12,723,469	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/24/23	$115.00	390,094

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $592,501)				$849,295

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2023, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR December Futures	37	3/26	$8,915,588	$8,935,500	$19,912
90-Day Eurodollar June Futures	36	6/23	8,730,000	8,502,300	(227,700)
90-Day Eurodollar March Futures	39	3/23	9,269,283	9,255,431	(13,852)
Australian Government 10-Year Bond March Futures	35	3/23	2,882,934	2,770,457	(112,477)
Euro-Bobl March Futures	14	3/23	1,768,921	1,705,402	(63,519)
Euro-Bund March Futures	18	3/23	2,610,516	2,530,181	(80,335)
Euro-OAT March Futures	24	3/23	3,457,337	3,241,333	(216,004)
U.S. Treasury 2-Year Note June Futures	715	6/23	146,095,531	145,664,492	(431,039)
U.S. Treasury 5-Year Note June Futures	603	6/23	64,631,360	64,553,977	(77,383)
U.S. Treasury 10-Year Note June Futures	243	6/23	27,105,477	27,132,469	26,992
U.S. Treasury Long Bond June Futures	76	6/23	9,554,063	9,516,625	(37,438)
U.S. Treasury Ultra Long Bond June Futures	148	6/23	20,142,751	19,989,250	(153,501)
United Kingdom Treasury 10-Year Gilt June Futures	20	6/23	2,436,189	2,404,438	(31,751)

					(1,398,095)

Contracts to Sell:
3-Month SOFR December Futures	39	3/24	9,320,048	9,238,125	81,923
3-Month SOFR December Futures	274	3/25	66,031,139	65,883,300	147,839
3-Month SOFR December Futures	121	6/25	29,375,957	29,148,901	227,056
Euro-Bund March Futures	2	3/23	297,905	281,131	16,774
Japan Government 10-Year Bond March Futures	6	3/23	6,528,187	6,462,962	65,225
U.S. Treasury 2-Year Note June Futures	194	6/23	39,609,112	39,522,953	86,159
U.S. Treasury Long Bond June Futures	10	6/23	1,268,438	1,252,188	16,250
U.S. Treasury Ultra Long Bond June Futures	9	6/23	1,210,992	1,215,563	(4,571)
U.S. Ultra Long Bond June Futures	120	6/23	14,046,899	14,062,500	(15,601)

					621,054

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(777,041)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2023, Core Fixed Income Fund had deposited cash of $6,882,328 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2023, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	12,812,190	USD	8,868,470	CITI	$8,634,203	4/18/23	$(234,267)
British Pound	1,247,489	USD	1,518,363	CITI	1,501,691	4/18/23	(16,672)
Canadian Dollar	14,399,809	USD	10,728,552	CITI	10,557,896	4/18/23	(170,656)
Euro	139,036	USD	149,714	CITI	147,464	4/18/23	(2,250)
Euro	2,198,100	USD	2,357,513	CITI	2,331,339	4/18/23	(26,174)
Japanese Yen	419,034,873	USD	3,201,990	CITI	3,098,940	4/18/23	(103,050)
South African Rand	8,680,000	USD	507,214	CITI	470,651	4/18/23	(36,563)

							(589,632)

Contracts to Sell:
Australian Dollar	806,000	USD	556,045	CITI	543,168	4/18/23	12,877
Australian Dollar	810,717	USD	560,202	CITI	546,346	4/18/23	13,856
Canadian Dollar	1,180,000	USD	879,324	CITI	865,172	4/18/23	14,152
Canadian Dollar	1,166,878	USD	867,064	CITI	855,552	4/18/23	11,512
Chinese Offshore Renminbi	14,290,752	USD	2,122,406	CITI	2,062,812	4/18/23	59,594
Euro	452,000	USD	488,718	BOA	479,267	4/13/23	9,451
Euro	2,094,963	NOK	22,551,645	CITI	2,221,949	4/18/23	(45,356)
Euro	649,627	USD	702,445	CITI	689,004	4/18/23	13,441
Euro	55,000	USD	60,018	CITI	58,334	4/18/23	1,684
Euro	458,000	USD	497,047	CITI	485,762	4/18/23	11,285
Indonesian Rupiah	5,811,377,513	USD	376,372	CITI	380,467	4/18/23	(4,095)
Mexican Peso	63,460,905	USD	3,269,091	CITI	3,436,802	4/18/23	(167,711)

							(69,310)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(658,942)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2023, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.000%	7/24/25	6-Month	USD	4,855,000	$(343,982)	$—	$(343,982)
Pay	3-Month USD-LIBOR	1.026%	7/24/25	6-Month	USD	9,710,000	(696,380)	—	(696,380)
Pay	3-Month USD-LIBOR	1.034%	7/24/25	6-Month	USD	7,180,000	(513,875)	—	(513,875)
Pay	3-Month USD-LIBOR	1.390%	9/28/25	6-Month	USD	11,260,000	(689,318)	—	(689,318)
Receive	3-Month USD-LIBOR	0.000%	7/24/53	6-Month	USD	405,000	122,356	—	122,356
Receive	3-Month USD-LIBOR	0.000%	7/24/53	6-Month	USD	600,000	183,743	—	183,743
Receive	3-Month USD-LIBOR	0.000%	7/24/53	6-Month	USD	810,000	249,909	—	249,909
Receive	3-Month USD-LIBOR	0.000%	9/28/53	6-Month	USD	960,000	272,750	—	272,750
Receive	SOFR	1.130%	8/15/28	12-Month	USD	15,832,000	2,353,291	89,227	2,264,064
Receive	SOFR	1.520%	2/15/47	12-Month	USD	5,749,000	1,719,770	25,203	1,694,567
Receive	SOFR	1.630%	5/15/47	12-Month	USD	6,870,000	2,000,370	306,224	1,694,146
Receive	SOFR	1.650%	8/15/47	12-Month	USD	96,000	27,777	9,653	18,124
Receive	SOFR	1.729%	2/15/47	12-Month	USD	1,505,000	399,495	—	399,495
Receive	SOFR	2.500%	4/21/52	12-Month	USD	1,450,000	207,083	(3,047)	210,130
Receive	SOFR	2.600%	2/15/48	12-Month	USD	3,274,000	421,507	231,060	190,447
Receive	SOFR	2.620%	2/15/48	12-Month	USD	224,000	27,012	(1,162)	28,174
Receive	SOFR	3.150%	5/15/48	12-Month	USD	495,000	17,270	(159,334)	176,604
Receive	SOFR	3.250%	9/30/29	12-Month	USD	11,923,000	361,979	5,255	356,724
Receive	SOFR	3.270%	4/30/29	12-Month	USD	14,510,000	492,154	(304,589)	796,743
Receive	SOFR	2.000%	3/18/32	12-Month	USD	2,303,000	301,492	14,962	286,530

							$6,914,403	$213,452	$6,700,951

At February 28, 2023, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swap on Indexes — Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/23 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit iTraxx Europe Series 38 5-Year Index, NR	(5.000)%	12/20/27	3-Month	4.596%	USD	2,898,300	$(72,588)	$15,688	$(88,276)

Centrally Cleared — Credit Default Swaps on Indexes — Sell Protection (4)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/23 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
Markit iTraxx Europe Series 38 5-Year Index, NR	1.000%	12/20/27	3-Month	0.758%	USD	44,881,000	$549,582	$123,117	$426,465

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund
(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At February 28, 2023, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $2,423,446 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BOA	— Bank of America
EUR	— Euro	CITI	— Citigroup Global Markets Inc.
GBP	— British Pound	GSC	— Goldman Sachs & Co.
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.3%

Advertising — 0.1%
$200,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$162,188

Aerospace/Defense — 1.4%
380,000	B-	Bombardier Inc., Senior Unsecured Notes, 7.875% due 4/15/27(a)	378,203
266,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	243,633
301,000	BB-	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27(a)	290,891
308,000	B-	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	308,054
		TransDigm Inc.:
		Company Guaranteed Notes:
20,000	B-	5.500% due 11/15/27	18,443
170,000	B-	4.625% due 1/15/29	146,269
200,000	B+	Senior Secured Notes, 6.750% due 8/15/28(a)	199,350

		Total Aerospace/Defense	1,584,843

Agriculture — 0.1%
90,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 6.000% due 6/15/30(a)	87,075

Airlines — 2.7%
		American Airlines Inc., Senior Secured Notes:
720,000	B	11.750% due 7/15/25(a)	789,360
205,000	B-	7.250% due 2/15/28(a)	200,716
431,000	Ba2(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	410,458
120,000	BBB-	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(a)	122,529
179,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	166,555
180,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	180,180
110,000	NR	Spirit Airlines Inc., Senior Unsecured Notes, 1.000% due 5/15/26	90,365
212,747	Ba2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	213,924
151,935	BBB-	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	147,407
		United Airlines Inc., Senior Secured Notes:
356,000	BB-	4.375% due 4/15/26(a)	334,052
385,000	BB-	4.625% due 4/15/29(a)	341,651

		Total Airlines	2,997,197

Auto Manufacturers — 2.2%
		Ford Motor Co., Senior Unsecured Notes:
130,000	BB+	3.250% due 2/12/32	98,398
340,000	BB+	6.100% due 8/19/32	317,136
323,000	BB+	4.750% due 1/15/43	236,109
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
465,000	BB+	4.950% due 5/28/27	434,163
300,000	BB+	7.350% due 11/4/27	304,680
210,000	BB+	7.350% due 3/6/30	212,913
751,000	BB+	4.000% due 11/13/30	628,639
195,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	178,307

		Total Auto Manufacturers	2,410,345

Auto Parts & Equipment — 0.4%
200,000	B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	161,538
190,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	143,469
192,000	B	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	182,093

		Total Auto Parts & Equipment	487,100

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 1.7%
$230,000	B+	Barclays PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	$228,275
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	202,797
		Credit Suisse Group AG:
		Junior Subordinated Notes:
230,000	B	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	170,463
200,000	B	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	175,250
200,000	B	9.750% (5-Year CMT Index + 6.383%)(a)(c)(d)	182,052
250,000	BBB-	Senior Unsecured Notes, 6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	223,386
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	271,298
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	441,340

		Total Banks	1,894,861

Beverages — 0.1%
188,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	150,070

Building Materials — 1.1%
320,000	B	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	260,228
382,000	B+	PGT Innovations Inc., Company Guaranteed Notes, 4.375% due 10/1/29(a)	321,096
210,000	BB-	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	186,620
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	233,077
100,000	BB	4.375% due 7/15/30(a)	83,348
190,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	175,012

		Total Building Materials	1,259,381

Chemicals — 1.3%
321,000	BB-	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	274,824
160,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	135,926
307,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	288,835
327,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	294,601
190,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	173,111
388,000	B-	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	258,822

		Total Chemicals	1,426,119

Coal — 0.2%
255,000	BB	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	254,904

Commercial Services — 7.1%
200,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 8/1/29(a)	171,746
105,000	BB	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	96,761
110,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes, 6.625% due 7/15/26(a)	104,595
630,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	521,619
200,000	B-	Alta Equipment Group Inc., Secured Notes, 5.625% due 4/15/26(a)	187,313
341,000	BB-	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	309,522
200,000	B	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	160,968
240,000	BB-	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/26	243,200
375,000	B-	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	313,465

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 7.1% — (continued)
		Garda World Security Corp., Senior Unsecured Notes:
$340,000	CCC+	9.500% due 11/1/27(a)	$327,192
119,000	CCC+	6.000% due 6/1/29(a)	97,774
		GEO Group Inc. (The), Secured Notes:
270,000	B	10.500% due 6/30/28	$274,968
523,000	B	9.500% due 12/31/28(a)	504,914
242,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	224,164
239,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	217,743
344,000	CCC	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	279,055
348,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	226,663
550,000	B	Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes, 4.000% due 6/15/29(a)	438,212
		Prime Security Services Borrower LLC/Prime Finance Inc.:
210,000	B-	Secured Notes, 6.250% due 1/15/28(a)	194,908
351,000	BB-	Senior Secured Notes, 3.375% due 8/31/27(a)	303,973
469,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	399,314
210,000	B-	Sabre GLBL Inc., Senior Secured Notes, 11.250% due 12/15/27(a)	209,999
400,000	B+	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	377,712
222,000	B3(b)	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	160,669
290,000	BB+	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	242,458
		United Rentals North America Inc.:
		Company Guaranteed Notes:
280,000	BB+	5.250% due 1/15/30	264,268
170,000	BB+	3.875% due 2/15/31	145,703
140,000	BBB-	Senior Secured Notes, 6.000% due 12/15/29(a)	140,186
574,000	B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	488,147
165,000	B	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	84,337
100,000	BB-	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	84,113

		Total Commercial Services	7,795,661

Computers — 1.2%
410,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	346,880
500,000	CCC+	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(a)	396,853
211,000	B*	NCR Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	180,430
235,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	202,970
220,000	CCC+	Vericast Corp., Senior Secured Notes, 11.000% due 9/15/26(a)	235,675

		Total Computers	1,362,808

Cosmetics/Personal Care — 0.6%
272,000	BB	Coty Inc., Senior Secured Notes, 5.000% due 4/15/26(a)	259,041
448,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	382,502

		Total Cosmetics/Personal Care	641,543

Distribution/Wholesale — 0.2%
59,056	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(e)	67,545
170,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	146,372

		Total Distribution/Wholesale	213,917

Diversified Financial Services — 5.0%
369,300	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	392,869
260,000	B-	AG Issuer LLC, Senior Secured Notes, 6.250% due 3/1/28(a)	243,182
341,000	CCC	Aretec Escrow Issuer Inc., Senior Unsecured Notes, 7.500% due 4/1/29(a)	300,058
371,000	NR	Bread Financial Holdings Inc., Company Guaranteed Notes, 4.750% due 12/15/24(a)	343,226
724,000	BB-	Burford Capital Global Finance LLC, Company Guaranteed Notes, 6.250% due 4/15/28(a)	634,281
444,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	283,323

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 5.0% — (continued)
$180,000	BB-	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	$107,971
275,000	CCC+	Curo Group Holdings Corp., Senior Secured Notes, 7.500% due 8/1/28(a)	112,372
237,000	Ba1(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	233,178
		Enova International Inc., Company Guaranteed Notes:
123,000	B-	8.500% due 9/1/24(a)	121,632
272,000	B-	8.500% due 9/15/25(a)	261,346
592,962	B2(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(e)	536,631
174,000	BB-	goeasy Ltd., Company Guaranteed Notes, 4.375% due 5/1/26(a)	154,374
100,000	BB-	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(a)	87,882
270,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	233,217
		LPL Holdings Inc., Company Guaranteed Notes:
188,000	BB	4.625% due 11/15/27(a)	175,012
260,000	BB	4.000% due 3/15/29(a)	228,812
218,000	B	NFP Corp., Senior Secured Notes, 4.875% due 8/15/28(a)	191,037
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
255,000	BB	3.625% due 3/1/29(a)	205,772
460,000	BB	3.875% due 3/1/31(a)	358,925
127,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	128,992
150,000	B-	VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Unsecured Notes, 6.375% due 2/1/30(a)	131,500

		Total Diversified Financial Services	5,465,592

Electric — 1.5%
343,000	BB+	Atlantica Sustainable Infrastructure PLC, Company Guaranteed Notes, 4.125% due 6/15/28(a)	303,056
348,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	287,457
78,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	61,889
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB+	5.750% due 1/15/28	163,500
157,000	BB+	3.625% due 2/15/31(a)	121,851
354,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	316,531
90,000	BB+	TransAlta Corp., Senior Unsecured Notes, 7.750% due 11/15/29	92,088
346,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(a)	311,840

		Total Electric	1,658,212

Electrical Components & Equipment — 0.5%
288,000	B	Energizer Holdings Inc., Company Guaranteed Notes, 4.375% due 3/31/29(a)	245,520
335,000	BB+	EnerSys, Company Guaranteed Notes, 4.375% due 12/15/27(a)	304,432

		Total Electrical Components & Equipment	549,952

Electronics — 0.5%
335,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	283,226
345,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	284,945

		Total Electronics	568,171

Energy — Alternate Sources — 0.3%
50,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 2.500% due 6/15/26(a)	45,575
310,000	B1(b)	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	270,517

		Total Energy — Alternate Sources	316,092

Engineering & Construction — 0.6%
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	262,473
150,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	125,173
340,000	B-	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	301,420

		Total Engineering & Construction	689,066

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Entertainment — 2.8%
$478,000	CCC	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	$206,647
		AMC Entertainment Holdings Inc.:
100,000	CCC-	Secured Notes, 10.000% due 6/15/26(a)	51,750
612,000	B-	Senior Secured Notes, 7.500% due 2/15/29(a)	367,362
400,000	B+	Banijay Entertainment SASU, Senior Secured Notes, 5.375% due 3/1/25(a)	389,524
154,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	136,446
		Caesars Entertainment Inc.:
		Senior Secured Notes:
300,000	B	6.250% due 7/1/25(a)	297,704
170,000	B	7.000% due 2/15/30(a)	171,475
110,000	B	Senior Unsecured Notes, 8.125% due 7/1/27(a)	111,133
130,000	NR	DraftKings Holdings Inc., Company Guaranteed Notes, zero coupon due 3/15/28	91,390
150,000	CCC+	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 13.250% due 12/15/27(a)	160,186
324,000	B	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	285,416
		SeaWorld Parks & Entertainment Inc.:
293,000	B	Company Guaranteed Notes, 5.250% due 8/15/29(a)	262,512
255,000	BB	Senior Secured Notes, 8.750% due 5/1/25(a)	261,149
107,000	BB	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	98,956
170,000	B+	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	169,414

		Total Entertainment	3,061,064

Environmental Control — 0.7%
90,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 6.375% due 2/1/31(a)	89,476
		Covanta Holding Corp., Company Guaranteed Notes:
355,000	B	4.875% due 12/1/29(a)	300,295
93,000	B	5.000% due 9/1/30	77,154
384,000	B	Harsco Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	329,119

		Total Environmental Control	796,044

Food — 1.8%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
372,000	BB	5.875% due 2/15/28(a)	360,451
120,000	BB	6.500% due 2/15/28(a)	119,390
550,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	424,196
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	129,101
347,000	BB-	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	329,369
254,000	B+	Post Holdings Inc., Company Guaranteed Notes, 4.625% due 4/15/30(a)	220,481
510,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	416,165

		Total Food	1,999,153

Forest Products & Paper — 0.2%
278,000	CCC	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	182,602

Healthcare — Products — 0.8%
335,000	B+	Embecta Corp., Senior Secured Notes, 5.000% due 2/15/30(a)	284,409
		Medline Borrower LP:
432,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	361,221
230,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	190,479

		Total Healthcare — Products	836,109

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 2.5%
$110,000	B-	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25(a)	$87,730
190,000	CCC	Cano Health LLC, Company Guaranteed Notes, 6.250% due 10/1/28(a)	124,450
		CHS/Community Health Systems Inc.:
60,000	CCC	Secured Notes, 6.125% due 4/1/30(a)	40,890
		Senior Secured Notes:
467,000	B	5.625% due 3/15/27(a)	410,369
370,000	B	5.250% due 5/15/30(a)	296,559
337,000	B+	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	278,101
		HCA Inc., Company Guaranteed Notes:
371,000	BBB-	3.500% due 9/1/30	318,788
110,000	BBB-	7.500% due 11/15/95	119,021
		Legacy LifePoint Health LLC, Senior Secured Notes:
70,000	B	6.750% due 4/15/25(a)	66,972
326,000	B	4.375% due 2/15/27(a)	275,470
30,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	17,973
427,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	408,274
240,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.250% due 6/1/29	210,384
330,000	CCC-	US Renal Care Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	105,772

		Total Healthcare — Services	2,760,753

Home Builders — 0.7%
182,000	B-	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	162,640
		Forestar Group Inc., Company Guaranteed Notes:
120,000	BB-	3.850% due 5/15/26(a)	105,152
120,000	BB-	5.000% due 3/1/28(a)	103,583
65,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	60,551
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB	5.250% due 12/15/27(a)	179,739
130,000	BB	4.625% due 3/1/30(a)	108,135

		Total Home Builders	719,800

Insurance — 0.7%
248,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK), due 10/15/25(a)(e)	228,394
397,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	395,422
120,000	BB-	Ryan Specialty Group LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	102,744

		Total Insurance	726,560

Internet — 1.4%
390,000	B	Cogent Communications Group Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	377,922
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	99,386
303,000	BB-	7.125% due 9/30/30(a)	296,164
300,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	237,361
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	398,123
		Match Group Holdings II LLC, Senior Unsecured Notes:
30,000	BB	4.625% due 6/1/28(a)	26,678
140,000	BB	3.625% due 10/1/31(a)	109,676

		Total Internet	1,545,310

Investment Companies — 0.1%
120,000	B+	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	104,802

Iron/Steel — 0.9%
349,000	B+	ATI Inc., Senior Unsecured Notes, 4.875% due 10/1/29	312,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Iron/Steel — 0.9% — (continued)
		Cleveland-Cliffs Inc.:
$160,000	Ba3(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	$145,895
144,000	B-	Senior Unsecured Notes, 6.250% due 10/1/40	125,132
200,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	168,887
268,000	Ba3(b)	Mineral Resources Ltd., Senior Unsecured Notes, 8.125% due 5/1/27(a)	267,808

		Total Iron/Steel	1,020,597

Leisure Time — 4.3%
		Carnival Corp., Company Guaranteed Notes:
124,000	B	7.625% due 3/1/26(a)	111,817
591,000	B	5.750% due 3/1/27(a)	485,317
399,000	B	6.000% due 5/1/29(a)	309,913
330,000	B	10.500% due 6/1/30(a)	319,894
150,000	B+	Carnival Holdings Bermuda Ltd., Company Guaranteed Notes, 10.375% due 5/1/28(a)	160,635
		NCL Corp., Ltd.:
		Senior Secured Notes:
600,000	B+	5.875% due 2/15/27(a)	557,076
270,000	BB-	8.375% due 2/1/28(a)	275,316
		Senior Unsecured Notes:
552,000	B-	3.625% due 12/15/24(a)	518,880
321,000	B-	7.750% due 2/15/29(a)	279,752
		Royal Caribbean Cruises Ltd.:
340,000	B+	Company Guaranteed Notes, 7.250% due 1/15/30(a)	341,873
		Senior Unsecured Notes:
341,000	B	4.250% due 7/1/26(a)	299,524
160,000	B	11.625% due 8/15/27(a)	170,872
102,000	B	5.500% due 4/1/28(a)	88,995
		Viking Cruises Ltd.:
64,000	CCC	Company Guaranteed Notes, 5.875% due 9/15/27(a)	54,961
259,000	CCC+	Senior Secured Notes, 13.000% due 5/15/25(a)	275,536
379,000	CCC	Senior Unsecured Notes, 7.000% due 2/15/29(a)	326,326
200,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	176,370

		Total Leisure Time	4,753,057

Lodging — 1.6%
370,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	355,506
430,000	B	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Company Guaranteed Notes, 4.875% due 7/1/31(a)	361,888
400,000	BB+	Sands China Ltd., Senior Unsecured Notes, 3.750% due 8/8/31	316,432
331,000	BB-	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	320,808
		Wynn Macau Ltd., Senior Unsecured Notes:
200,000	B+	5.500% due 1/15/26(a)	183,192
245,000	B+	5.625% due 8/26/28(a)	209,934

		Total Lodging	1,747,760

Machinery — Construction & Mining — 0.2%
240,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	208,745

Machinery — Diversified — 0.1%
88,000	BB-	ATS Corp., Company Guaranteed Notes, 4.125% due 12/15/28(a)	76,918

Media — 6.4%
		Altice Financing SA, Senior Secured Notes:
681,000	B	5.000% due 1/15/28(a)	565,761
200,000	B	5.750% due 8/15/29(a)	163,779
358,000	BB-	Block Communications Inc., Company Guaranteed Notes, 4.875% due 3/1/28(a)	313,654

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 6.4% — (continued)
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
$705,000	BB-	6.375% due 9/1/29(a)	$659,912
571,000	BB-	4.750% due 3/1/30(a)	482,135
160,000	BB-	4.500% due 8/15/30(a)	132,038
160,000	BB-	4.750% due 2/1/32(a)	129,944
680,000	BB-	4.500% due 5/1/32	539,823
		CSC Holdings LLC:
		Company Guaranteed Notes:
200,000	B+	6.500% due 2/1/29(a)	169,755
200,000	B+	4.500% due 11/15/31(a)	142,243
		Senior Unsecured Notes:
980,000	B-	5.750% due 1/15/30(a)	559,565
465,000	B-	4.625% due 12/1/30(a)	250,344
190,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	169,894
		DISH DBS Corp.:
500,000	B	Company Guaranteed Notes, 7.750% due 7/1/26	388,628
410,000	B+	Senior Secured Notes, 5.750% due 12/1/28(a)	328,277
65,000	CCC	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	41,865
180,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	151,421
170,000	BB-	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	148,117
222,000	BB+	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	190,840
345,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 4.000% due 7/15/28(a)	295,286
300,000	BB	TEGNA Inc., Company Guaranteed Notes, 5.000% due 9/15/29(a)	267,425
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	56,160
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	150,352
		Univision Communications Inc., Senior Secured Notes:
388,000	B+	6.625% due 6/1/27(a)	370,007
112,000	B+	7.375% due 6/30/30(a)	106,337
327,000	BB-	UPC Broadband Finco BV, Senior Secured Notes, 4.875% due 7/15/31(a)	276,374
67,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	59,871

		Total Media	7,109,807

Metal Fabricate/Hardware — 0.3%
90,000	BB-	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(a)	86,064
80,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	61,067
230,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	199,088

		Total Metal Fabricate/Hardware	346,219

Mining — 1.6%
		First Quantum Minerals Ltd., Company Guaranteed Notes:
200,000	B+	6.875% due 3/1/26(a)	191,000
530,000	B+	6.875% due 10/15/27(a)	497,723
311,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.500% due 9/15/27(a)	286,454
340,000	BB+	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	306,036
		Hudbay Minerals Inc., Company Guaranteed Notes:
40,000	B	4.500% due 4/1/26(a)	35,954
537,000	B	6.125% due 4/1/29(a)	474,644

		Total Mining	1,791,811

Miscellaneous Manufacturers — 0.0%@
11,468	CCC(f)	Anagram International Inc./Anagram Holdings LLC, Secured Notes, 10.000% (5.000% cash and 5.000% PIK or 10.000% cash), due 8/15/26(a)(e)	9,203

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 6.7%
$364,000	BB+	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	$331,943
		Apache Corp., Senior Unsecured Notes:
105,000	BB+	4.375% due 10/15/28	95,676
60,000	BB+	7.750% due 12/15/29	62,276
256,000	BB+	4.250% due 1/15/30	226,388
410,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	386,806
310,000	BB-	California Resources Corp., Company Guaranteed Notes, 7.125% due 2/1/26(a)	312,736
10,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	9,812
472,000	BB-	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	455,718
256,000	BB-	Civitas Resources Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	236,931
		Crescent Energy Finance LLC:
319,000	B+	Company Guaranteed Notes, 7.250% due 5/1/26(a)	295,512
170,000	B+	Senior Unsecured Notes, 9.250% due 2/15/28(a)	165,950
375,000	B+	Earthstone Energy Holdings LLC, Company Guaranteed Notes, 8.000% due 4/15/27(a)	359,589
120,000	BB+	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	115,217
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
405,000	BB+	5.750% due 2/1/29(a)	366,958
170,000	BB+	6.250% due 4/15/32(a)	154,374
21,000	BB	Murphy Oil Corp., Senior Unsecured Notes, 6.375% due 7/15/28	20,293
223,000	B	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	215,141
320,000	CCC	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(a)	304,901
240,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	231,816
		Occidental Petroleum Corp., Senior Unsecured Notes:
614,000	BB+	8.875% due 7/15/30	698,413
252,000	BB+	6.125% due 1/1/31	253,252
100,000	BB+	6.450% due 9/15/36	100,637
110,000	BB+	6.600% due 3/15/46	111,799
30,000	BB+	4.100% due 2/15/47	22,532
370,000	BB-	Permian Resources Operating LLC, Company Guaranteed Notes, 5.875% due 7/1/29(a)	332,193
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	40,973
20,000	BB-	5.750% due 2/1/29	19,117
300,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.250% due 1/15/29	308,165
200,000	B+	ROCC Holdings LLC, Company Guaranteed Notes, 9.250% due 8/15/26(a)	210,250
120,000	B+	Rockcliff Energy II LLC, Senior Unsecured Notes, 5.500% due 10/15/29(a)	110,244
		Southwestern Energy Co., Company Guaranteed Notes:
270,000	BB+	5.375% due 2/1/29	252,844
140,000	BB+	4.750% due 2/1/32	120,518
344,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	282,403
200,000	B-	Transocean Inc., Senior Secured Notes, 8.750% due 2/15/30(a)	203,246

		Total Oil & Gas	7,414,623

Oil & Gas Services — 0.7%
343,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	322,742
320,000	B+	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 4/1/26	308,364
187,000	BB-	Weatherford International Ltd., Senior Secured Notes, 6.500% due 9/15/28(a)	183,922

		Total Oil & Gas Services	815,028

Packaging & Containers — 1.9%
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
210,000	BB	Senior Secured Notes, 6.000% due 6/15/27(a)	203,463
250,000	B+	Senior Unsecured Notes, 4.000% due 9/1/29(a)	200,811

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Packaging & Containers — 1.9% — (continued)
		Ball Corp., Company Guaranteed Notes:
$88,000	BB+	5.250% due 7/1/25	$86,501
124,000	BB+	2.875% due 8/15/30	99,107
230,000	BB-	Canpack SA/Canpack US LLC, Company Guaranteed Notes, 3.875% due 11/15/29(a)	183,097
240,000	B	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(a)	229,221
249,000	BB+	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30	231,982
271,000	B-	LABL Inc., Senior Secured Notes, 5.875% due 11/1/28(a)	235,262
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	246,113
10,000	B-	Pactiv LLC, Senior Unsecured Notes, 8.375% due 4/15/27	10,088
71,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 6.125% due 2/1/28(a)	69,995
287,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	262,648

		Total Packaging & Containers	2,058,288

Pharmaceuticals — 2.0%
280,000	B	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	241,261
		Bausch Health Cos., Inc.:
430,000	D	Company Guaranteed Notes, 5.250% due 1/30/30(a)	185,975
170,000	B-	Senior Secured Notes, 6.125% due 2/1/27(a)	117,495
460,000	B+	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	357,075
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
400,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	353,440
459,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	390,129
230,000	WR(b)	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)(g)(h)	173,362
200,000	BB-	Teva Pharmaceutical Finance Co. LLC, Company Guaranteed Notes, 6.150% due 2/1/36	180,786
250,000	BB-	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 5.125% due 5/9/29	221,515

		Total Pharmaceuticals	2,221,038

Pipelines — 6.7%
341,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	320,448
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
100,000	B+	7.625% due 12/15/25(a)	100,611
210,000	B+	6.625% due 7/15/26(a)	204,970
381,000	BB	Buckeye Partners LP, Senior Unsecured Notes, 4.500% due 3/1/28(a)	334,903
200,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	164,190
		DCP Midstream Operating LP, Company Guaranteed Notes:
324,000	BBB+	5.625% due 7/15/27	321,597
60,000	BBB+	6.750% due 9/15/37(a)	63,010
275,000	BB+	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	230,608
90,000	BB	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	83,180
		EQM Midstream Partners LP, Senior Unsecured Notes:
42,000	BB-	7.500% due 6/1/27(a)	41,151
269,000	BB-	5.500% due 7/15/28	240,353
279,000	BB-	7.500% due 6/1/30(a)	266,174
480,000	BB-	6.500% due 7/15/48	358,171
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
700,000	B	6.500% due 10/1/25	673,091
33,000	B	6.250% due 5/15/26	31,315
150,000	B	8.875% due 4/15/30	150,967
460,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 9/1/28(a)	444,047
409,000	BB+	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 5.000% due 2/1/28(a)	371,024
473,000	B+	Howard Midstream Energy Partners LLC, Senior Unsecured Notes, 6.750% due 1/15/27(a)	450,904

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 6.7% — (continued)
$412,000	B	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	$339,214
650,000	B	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	621,407
		NuStar Logistics LP, Company Guaranteed Notes:
100,000	BB-	5.750% due 10/1/25	96,543
238,000	BB-	6.375% due 10/1/30	222,204
110,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, 8.500% due 10/15/26(a)	104,574
170,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	146,824
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
264,000	BB+	3.875% due 8/15/29(a)	227,949
210,000	BB+	6.250% due 1/15/30(a)	207,391
290,000	BB+	3.875% due 11/1/33(a)	236,770
		Western Midstream Operating LP, Senior Unsecured Notes:
280,000	BBB-	5.450% due 4/1/44	236,726
170,000	BBB-	5.500% due 2/1/50	138,842

		Total Pipelines	7,429,158

Real Estate — 0.9%
409,000	BB	Cushman & Wakefield US Borrower LLC, Senior Secured Notes, 6.750% due 5/15/28(a)	385,912
300,000	B-	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	271,129
		Kennedy-Wilson Inc., Company Guaranteed Notes:
150,000	BB-	4.750% due 3/1/29	120,636
305,000	BB-	4.750% due 2/1/30	234,755

		Total Real Estate	1,012,432

Real Estate Investment Trusts (REITs) — 3.0%
240,000	NR	AFC Gamma Inc., Senior Unsecured Notes, 5.750% due 5/1/27(a)(h)	190,934
534,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	413,021
		Diversified Healthcare Trust:
90,000	B	Company Guaranteed Notes, 9.750% due 6/15/25	87,402
300,000	CCC+	Senior Unsecured Notes, 4.750% due 2/15/28	195,556
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
307,000	BB+	6.000% due 4/15/25(a)	295,022
407,000	BB+	3.375% due 6/15/26(a)	353,490
390,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	338,127
125,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	103,205
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
410,000	BB-	4.250% due 2/1/27(a)	348,984
130,000	BB-	4.750% due 6/15/29(a)	105,839
160,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.500% due 3/15/31	109,837
		Service Properties Trust:
131,000	BB	Company Guaranteed Notes, 5.500% due 12/15/27	118,186
		Senior Unsecured Notes:
227,000	B+	3.950% due 1/15/28	181,623
545,000	B+	4.375% due 2/15/30	416,976

		Total Real Estate Investment Trusts (REITs)	3,258,202

Retail — 4.6%
70,000	BB	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	66,224

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 4.6% — (continued)
		Bath & Body Works Inc., Company Guaranteed Notes:
$20,000	BB	9.375% due 7/1/25(a)	$21,172
150,000	BB	5.250% due 2/1/28	139,843
100,000	BB	6.625% due 10/1/30(a)	94,827
285,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	277,452
170,000	CCC-	Carrols Restaurant Group Inc., Company Guaranteed Notes, 5.875% due 7/1/29(a)	129,429
456,000	CCC	Carvana Co., Company Guaranteed Notes, 5.875% due 10/1/28(a)	219,757
464,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	432,169
268,000	B	Dave & Buster’s Inc., Senior Secured Notes, 7.625% due 11/1/25(a)	271,950
600,000	B-	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(a)	542,220
337,000	B	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	303,747
190,000	B	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Senior Secured Notes, 4.625% due 1/15/29(a)	164,502
		FirstCash Inc., Company Guaranteed Notes:
448,000	BB	4.625% due 9/1/28(a)	389,644
187,000	BB	5.625% due 1/1/30(a)	165,677
200,000	BB+	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	163,717
350,000	BB-	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	301,788
410,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	293,924
		Michaels Cos Inc. (The):
60,000	B-	Senior Secured Notes, 5.250% due 5/1/28(a)	49,995
300,000	CCC	Senior Unsecured Notes, 7.875% due 5/1/29(a)	226,109
97,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	93,704
367,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	257,217
180,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	164,373
113,000	B	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 6.375% due 9/30/26(a)	103,801
100,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	83,319
90,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	78,268

		Total Retail	5,034,828

Semiconductors — 0.4%
320,000	BB-	Entegris Escrow Corp., Company Guaranteed Notes, 5.950% due 6/15/30(a)	298,032
219,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	192,677

		Total Semiconductors	490,709

Software — 1.4%
220,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	174,273
420,000	B+	Central Parent Inc./CDK Global Inc., Senior Secured Notes, 7.250% due 6/15/29(a)	411,080
160,000	CCC+	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	137,502
170,000	B+	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	139,677
200,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	162,484
100,000	BBB-	Open Text Corp., Senior Secured Notes, 6.900% due 12/1/27(a)	101,090
160,000	B+	Playtika Holding Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	129,744
508,000	B-	Rackspace Technology Global Inc., Senior Secured Notes, 3.500% due 2/15/28(a)	309,796

		Total Software	1,565,646

Telecommunications — 3.1%
300,000	CCC+	Altice France Holding SA, Senior Secured Notes, 10.500% due 5/15/27(a)	248,049
		Altice France SA, Senior Secured Notes:
490,000	B	5.125% due 7/15/29(a)	378,815
446,000	B	5.500% due 10/15/29(a)	348,384

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 3.1% — (continued)
$170,000	B	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	$139,135
200,000	CCC+	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	191,908
477,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	441,772
303,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	285,529
560,000	B+	Iliad Holding SASU, Senior Secured Notes, 7.000% due 10/15/28(a)	514,890
230,000	BB+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	274,033
140,000	B+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.000% due 9/30/34	117,109
435,000	CCC+	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	220,066
260,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	215,566

		Total Telecommunications	3,375,256

Transportation — 0.7%
341,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	295,930
320,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	239,535
184,000	BB-	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	168,401
50,000	BB+	XPO Escrow Sub LLC, Company Guaranteed Notes, 7.500% due 11/15/27(a)	50,773

		Total Transportation	754,639

Trucking & Leasing — 0.3%
375,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(c)	363,784

		TOTAL CORPORATE BONDS & NOTES (Cost — $109,411,548)	97,565,042

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 8.192% (3-Month USD-LIBOR + 3.400%) due 4/15/34(a)(c)	267,872
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 8.466% (3-Month USD-LIBOR + 3.650%) due 4/24/34(a)(c)	233,703
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 11.202% (3-Month USD-LIBOR + 6.410%) due 4/15/34(a)(c)	244,357
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 8.195% (3-Month USD-LIBOR + 3.400%) due 7/18/30(a)(c)	234,779
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 10.908% (3-Month USD-LIBOR + 6.100%) due 4/20/32(a)(c)	333,427
500,000	Ba1(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 8.338% (3-Month USD-LIBOR + 3.530%) due 1/20/32(a)(c)	433,669
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 7.912% (3-Month USD-LIBOR + 3.120%) due 7/15/31(a)(c)	240,951
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 10.735% (3-Month USD-LIBOR + 5.920%) due 10/21/30(a)(c)	219,448
280,000	Baa3(b)	Ocean Trails CLO IX, Series 2020-9A, Class DR, 8.542% (3-Month USD-LIBOR + 3.750%) due 10/15/34(a)(c)	275,748
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 8.265% (3-Month USD-LIBOR + 3.450%) due 10/13/31(a)(c)	196,636
110,000	Baa3(b)	Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, 9.405% (3-Month Term SOFR + 5.400%) due 4/15/31(a)(c)	109,259
300,000	BBB-	Pulsar Funding I LLC, Series 2019-1A, Class C, 9.608% (3-Month USD-LIBOR + 4.800%) due 1/20/33(a)(c)	279,770
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.058% (3-Month USD-LIBOR + 7.250%) due 7/20/34(a)(c)	203,230
234,333	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 11.082% (3-Month USD-LIBOR + 6.290%) due 1/16/32(a)(c)	215,053
310,000	Ba3(b)	THL Credit Wind River CLO Ltd., Series 2017-3A, Class ER, 11.842% (3-Month USD-LIBOR + 7.050%) due 4/15/35(a)(c)	284,691

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7% — (continued)
$350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 11.758% (3-Month USD-LIBOR + 6.950%) due 4/20/34(a)(c)	$329,655

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $4,413,292)	4,102,248

SENIOR LOANS — 3.1%
58,350	NR	Acrisure LLC, (Cost — $58,268, acquired 1/31/20), 8.135% (1-Month USD-LIBOR + 3.500%) due 2/15/27(i)	55,907
393,178	NR	Arctic Canadian Diamond Co., Ltd., (Cost — $393,178, acquired 2/2/21), 17.500% (3-Month USD-LIBOR + 17.500%) due 12/31/24(h)(i)(j)	342,654
48,486	NR	CMG Media Corporation, (Cost — $48,354, acquired 12/12/19), 8.230% (3-Month USD-LIBOR + 3.500%) due 12/17/26(i)	45,661
223,643	NR	Commscope Inc., (Cost - $218,974, acquired 4/17/20), 7.885% (1-Month USD-LIBOR + 3.250%) due 4/6/26(i)	217,605
180,000	NR	DCert Buyer Inc., (Cost — $179,663, acquired 2/16/21), 11.696% (3-Month USD-LIBOR + 7.000%) due 2/19/29(i)	168,187
320,925	NR	DCert Buyer Inc., (Cost — $315,201, acquired 4/17/20), 8.696% (6-Month Term SOFR + 4.000%) due 10/16/26(i)	316,793
80,000	NR	Deerfield Dakota Holding LLC, (Cost — $79,242, acquired 3/5/20), 11.385% (1-Month USD-LIBOR + 6.750%) due 4/7/28(i)	75,150
263,250	NR	Equinox Holdings Inc., (Cost — $261,082, acquired 6/9/20), 13.730% (3-Month USD-LIBOR + 9.000%) due 3/8/24(i)	225,079
58,442	NR	EyeCare Partners LLC, (Cost — $58,408, acquired 2/5/20), 8.480% (3-Month USD-LIBOR + 3.750%) due 2/18/27(i)	49,220
47,178	NR	Global Tel*Link Corporation, (Cost — $46,302, acquired 8/16/19), 9.076% (3-Month Term SOFR + 4.250%) due 11/29/25(i)	42,247
235,223	NR	Great Outdoors Group LLC, (Cost — $235,223, acquired 11/24/21), 8.385% (1-Month USD-LIBOR + 3.750%) due 3/6/28(i)	232,208
288,000	NR	Mileage Plus Holdings LLC , (Cost — $284,429, acquired 6/25/20), 9.996% (3-Month USD-LIBOR + 5.250%) due 6/21/27(i)	300,367
150,187	NR	Peraton Corp., (Cost — $149,652, acquired 2/23/21), 8.385% (1-Month USD-LIBOR + 3.750%) due 2/1/28(i)	149,061
245,625	NR	RealTruck Group Inc., (Cost — $245,625, acquired 1/20/21), 8.385% (1-Month USD-LIBOR + 3.750%) due 1/31/28(i)	223,379
176,758	NR	Redstone HoldCo 2 LP, (Cost — $175,458, acquired 4/16/21), 9.568% (3-Month USD-LIBOR + 4.750%) due 4/27/28(i)	145,438
243,038	NR	Sedgwick Claims Management Services Inc., 8.597% (3-Month Term SOFR + 3.750%) due 2/24/28	240,556
70,133	NR	Spencer Spirit IH LLC, (Cost — $69,472, acquired 6/14/19), 10.617% (1-Month USD-LIBOR + 6.000%) due 6/19/26(i)	69,490
302,967	NR	U.S. Renal Care Inc., (Cost — $302,656, acquired 1/7/21), 9.688% (1-Month USD-LIBOR + 5.000%) due 6/26/26(i)	203,691
311,972	NR	Verscend Holding Corp., (Cost — $305,140, acquired 4/8/20), 8.635% (1-Month USD-LIBOR + 4.000%) due 8/27/25(i)	312,251

		TOTAL SENIOR LOANS (Cost — $3,649,974)	3,414,944

Shares

COMMON STOCKS — 0.3%

ENERGY — 0.3%

Oil & Gas — 0.3%
18,672		Berry Corp	176,077
1,156		Chord Energy Corp	155,621

		TOTAL COMMON STOCKS (Cost — $148,347)	331,698

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares	Rating††	Security	Value

CONVERTIBLE PREFERRED STOCK — 0.2%

ENERGY — 0.2%

Pipelines — 0.2%
6,549		MPLX LP, (Cost — $212,843, acquired 12/16/20), step bond to yield, 8.462%*(d)(i)(j) (Cost — $212,842)	$234,631

Face Amount/Units†

SOVEREIGN BONDS — 0.1%

Argentina — 0.1%
		Argentine Republic Government International Bonds:
$9,647	CCC+	1.000% due 7/9/29	3,017
51,375	CCC+	step bond to yield, 0.500% due 7/9/30	16,763
54,124	CCC+	step bond to yield, 1.500% due 7/9/35	15,525
20,000	CCC+	Provincia de Buenos Aires/Government Bonds, step bond to yield, 5.250% due 9/1/37(a)	7,725

		TOTAL SOVEREIGN BONDS (Cost — $74,514)	43,030

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $117,910,517)	105,691,593

SHORT-TERM INVESTMENTS — 3.6%

TIME DEPOSITS — 3.6%
77		Citibank — New York, 3.920% due 3/1/23	77
1,418,607		JPMorgan Chase & Co. — New York, 3.920% due 3/1/23	1,418,607
1,965,810		Royal Bank of Canada — Toronto, 3.920% due 3/1/23	1,965,810
559,973		Sumitomo Mitsui Banking Corp. — Tokyo, 3.920% due 3/1/23	559,973

		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,944,467)	3,944,467

		TOTAL INVESTMENTS — 99.3% (Cost — $121,854,984)	109,636,060

		Other Assets in Excess of Liabilities — 0.7%	823,334

		TOTAL NET ASSETS — 100.0%	$110,459,394

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2023, amounts to $83,952,396 and represents 76.0% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2023.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Rating by Fitch Ratings Service.
(g)	Security is currently in default.
(h)	Illiquid security.
(i)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2023, amounts to $3,409,019 and represents 3.1% of net assets.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

At February 28, 2023, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 121,854,984	$1,362,374	$(13,581,298)	$(12,218,924)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	89.0%
Collateralized Mortgage Obligations	3.8
Senior Loans	3.1
Common Stocks	0.3
Convertible Preferred Stock	0.2
Sovereign Bonds	0.0 *
Short-Term Investments	3.6

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Currency Abbreviation used in this schedule:
USD	— United States Dollar

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 22.8%

Argentina — 0.0%@
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(a)	$546
460,000	ARS	Provincia de Buenos Aires, 73.382% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)(c)	2,334

		Total Argentina	2,880

Australia — 0.3%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	61,953
200,000	AUD	1.000% due 11/21/31	106,511
100,000	AUD	1.250% due 5/21/32	53,856
500,000	AUD	4.500% due 4/21/33	354,633
50,000	AUD	1.750% due 6/21/51	20,251

		Total Australia	597,204

Canada — 0.3%
		Canadian Government Bonds:
600,000	CAD	2.000% due 12/1/51	338,147
300,000	CAD	1.750% due 12/1/53	157,287

		Total Canada	495,434

France — 2.8%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	927,449
3,300,000	EUR	2.000% due 5/25/48(b)	2,670,019
1,650,000	EUR	0.750% due 5/25/52	909,061
500,000	EUR	0.500% due 5/25/72(b)	191,954

		Total France	4,698,483

Israel — 0.3%
2,000,000	ILS	Israel Government Bonds — Fixed, 1.000% due 3/31/30	451,186

Italy — 0.5%
550,000	EUR	Italy Buoni Poliennali Del Tesoro, 1.700% due 9/1/51(b)	327,647
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	488,078

		Total Italy	815,725

Japan — 9.7%
		Japan Government Thirty Year Bonds:
190,000,000	JPY	1.700% due 9/20/44	1,512,820
280,000,000	JPY	1.400% due 9/20/45	2,107,224
152,000,000	JPY	0.500% due 9/20/46	935,131
98,000,000	JPY	0.700% due 12/20/48	616,228
360,000,000	JPY	0.500% due 3/20/49	2,141,341
125,000,000	JPY	0.700% due 6/20/51	767,485
190,000,000	JPY	0.700% due 12/20/51	1,167,719
		Japan Government Twenty Year Bonds:
181,000,000	JPY	1.200% due 9/20/35	1,388,093
190,000,000	JPY	1.000% due 12/20/35	1,422,899
20,000,000	JPY	0.400% due 3/20/36	138,681
		Japan Government Two Year Bonds:
160,000,000	JPY	0.005% due 3/1/24	1,176,134
180,000,000	JPY	0.005% due 4/1/24	1,322,958
80,000,000	JPY	0.005% due 5/1/24	587,996
155,323,140	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,173,380

		Total Japan	16,458,089

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Malaysia — 0.7%
4,800,000	MYR	Malaysia Government Bonds, 3.480% due 3/15/23	$1,069,838
200,000	MYR	Malaysia Government Investment Issue, 3.151% due 5/15/23	44,590

		Total Malaysia	1,114,428

Peru — 0.6%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28	323,381
1,300,000	PEN	6.350% due 8/12/28(b)	323,381
600,000	PEN	5.940% due 2/12/29	144,532
400,000	PEN	5.940% due 2/12/29(b)	96,355
700,000	PEN	6.950% due 8/12/31(b)	173,473
200,000	PEN	5.350% due 8/12/40(b)	39,107

		Total Peru	1,100,229

Poland — 0.2%
		Poland Government International Bonds:
200,000	EUR	3.875% due 2/14/33	205,478
100,000	EUR	4.250% due 2/14/43	102,105

		Total Poland	307,583

Romania — 0.6%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	645,465
200,000	EUR	1.750% due 7/13/30(b)	153,638
100,000	EUR	2.000% due 4/14/33(b)	70,794
50,000	EUR	2.750% due 4/14/41(b)	30,435
200,000	EUR	2.875% due 4/13/42(b)	122,078

		Total Romania	1,022,410

Saudi Arabia — 0.6%
		Saudi Government International Bonds:
$400,000		4.750% due 1/18/28(b)	395,650
700,000		4.875% due 7/18/33(b)	688,544

		Total Saudi Arabia	1,084,194

Serbia — 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(b)	80,192
100,000	EUR	1.650% due 3/3/33(b)	67,998

		Total Serbia	148,190

Spain — 3.7%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	102,951
		Spain Government Bonds:
400,000	EUR	1.450% due 10/31/27(b)	389,328
1,500,000	EUR	1.400% due 7/30/28(b)	1,436,349
450,000	EUR	1.450% due 4/30/29(b)	426,177
150,000	EUR	0.700% due 4/30/32(b)	123,965
2,100,000	EUR	2.550% due 10/31/32(b)	2,036,394
400,000	EUR	1.850% due 7/30/35(b)	344,054
500,000	EUR	1.900% due 10/31/52(b)	335,772
850,000	EUR	3.450% due 7/30/66(b)	787,968
800,000	EUR	1.450% due 10/31/71(b)	388,596

		Total Spain	6,371,554

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United Kingdom — 2.4%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	$1,415,705
700,000	GBP	3.500% due 1/22/45	759,810
500,000	GBP	1.750% due 1/22/49	374,858
1,400,000	GBP	0.625% due 10/22/50	725,670
1,300,000	GBP	1.250% due 7/31/51	820,327

		Total United Kingdom	4,096,370

		TOTAL SOVEREIGN BONDS (Cost — $52,656,395)	38,763,959

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.5%
$345,089		ACAS CLO Ltd., Series 2015-1A, Class AR3, 5.685% (3-Month USD-LIBOR + 0.890%) due 10/18/28(b)(c)	340,895
374,874		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 5.517% (1-Month USD-LIBOR + 0.900%) due 8/25/35(c)	360,121
247,572	GBP	ALBA PLC, Series 2007-1, Class A3, 3.920% (Sterling Overnight Index Average + 0.289%) due 3/17/39(c)	286,807
398,148		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 6.064% (3-Month USD-LIBOR + 1.250%) due 11/2/30(b)(c)	396,945
400,000		Apidos CLO XXIV, Series 2016-24A, Class A1AL, 5.758% (3-Month USD-LIBOR + 0.950%) due 10/20/30(b)(c)	395,199
400,000		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 5.695% (3-Month USD-LIBOR + 0.900%) due 7/18/29(b)(c)	397,928
400,000		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.851% (30-Day Average SOFR + 1.450%) due 1/15/37(b)(c)	395,808
400,000		ARES L CLO Ltd., Series 2018-50A, Class AR, 5.842% (3-Month USD-LIBOR + 1.050%) due 1/15/32(b)(c)	395,952
397,734		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 5.097% (1-Month USD-LIBOR + 0.480%) due 5/25/35(c)	358,539
198,767	GBP	Avon Finance No 2 PLC, Series 2A, Class A, 4.549% (Sterling Overnight Index Average + 0.900%) due 9/20/48(b)(c)	236,803
6,281		Banc of America Funding Trust, Series 2006-A, Class 1A1, 4.160% due 2/20/36(c)	5,836
217,169		Barings CLO Ltd., Series 2013-IA, Class AR, 5.608% (3-Month USD-LIBOR + 0.800%) due 1/20/28(b)(c)	217,169
157,958		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 5.067% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(c)	164,496
400,000		BDS Ltd., Series 2021-FL10, Class A, 5.941% (1-Month USD-LIBOR + 1.350%) due 12/16/36(b)(c)	392,708
		Bear Stearns Adjustable Rate Mortgage Trust:
1,925		Series 2003-5, Class 1A2, 3.233% due 8/25/33(c)	1,818
2,562		Series 2003-7, Class 6A, 3.837% due 10/25/33(c)	2,393
8,081		Series 2004-2, Class 22A, 3.560% due 5/25/34(c)	7,410
2,793		Series 2004-2, Class 23A, 3.167% due 5/25/34(c)	2,354
42,065		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 3.814% due 1/26/36(c)	31,076
400,000		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 5.904% (1-Month Term SOFR + 1.342%) due 2/15/39(b)(c)	391,817
1,775	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 2.834% (3-Month EURIBOR + 0.650%) due 10/3/29(b)(c)	1,875
220,719	EUR	BlueMountain Fuji Euro CLO II DAC, Series 2017-2A, Class AR, 2.938% (3-Month EURIBOR + 0.650%) due 7/15/30(b)(c)	229,459
300,000	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 3.213% (3-Month EURIBOR + 0.820%) due 7/22/32(b)(c)	309,723
213,101	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 3.162% (3-Month EURIBOR + 0.670%) due 1/31/30(b)(c)	221,688
250,000	EUR	Cairn CLO VIII BV, Series 2018-10A, Class AR, 3.068% (3-Month EURIBOR + 0.780%) due 10/15/31(b)(c)	259,327

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.5% — (continued)
$400,000		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 5.808% (3-Month USD-LIBOR + 1.000%) due 4/20/31(b)(c)	$395,500
		CIFC Funding Ltd.:
387,508		Series 2017-4A, Class A1R, 5.766% (3-Month USD-LIBOR + 0.950%) due 10/24/30(b)(c)	384,186
400,000		Series 2018-1A, Class A, 5.795% (3-Month USD-LIBOR + 1.000%) due 4/18/31(b)(c)	395,369
		Countrywide Alternative Loan Trust:
3,707		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,888
17,534		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	9,511
33,115		Series 2007-11T1, Class A12, 4.967% (1-Month USD-LIBOR + 0.350%) due 5/25/37(c)	11,813
25,970		Series 2007-7T2, Class A9, 6.000% due 4/25/37	12,305
		Countrywide Asset-Backed Certificates:
301,601		Series 2007-9, Class 2A4, 4.867% (1-Month USD-LIBOR + 0.250%) due 2/25/36(c)	272,966
45,716		Series 2007-12, Class 1A1, 5.357% (1-Month USD-LIBOR + 0.740%) due 8/25/47(c)	44,267
340,555		Series 2007-13, Class 1A, 5.457% (1-Month USD-LIBOR + 0.840%) due 10/25/47(c)	329,528
35,866		Series 2007-SEA2, Class 1A1, 6.617% (1-Month USD-LIBOR + 2.000%) due 8/25/47(b)(c)	35,630
		Countrywide Home Loan Mortgage Pass-Through Trust:
42,458		Series 2005-2, Class 1A1, 5.257% (1-Month USD-LIBOR + 0.640%) due 3/25/35(c)	34,274
2,933		Series 2005-3, Class 2A1, 5.197% (1-Month USD-LIBOR + 0.580%) due 4/25/35(c)	2,646
46,081		Series 2005-9, Class 1A3, 5.077% (1-Month USD-LIBOR + 0.460%) due 5/25/35(c)	37,492
13,453		Series 2005-11, Class 3A1, 3.192% due 4/25/35(c)	10,444
7,796		Series 2005-HYB9, Class 3A2A, 5.910% (1-Year USD-LIBOR + 1.750%) due 2/20/36(c)	6,488
500,005		Series 2007-4, Class 1A47, 6.000% due 5/25/37	240,100
92,284		Series 2007-19, Class 2A1, 6.500% due 11/25/47	49,924
		Credit Suisse Commercial Mortgage Capital Trust:
34,353		Series 2007-5R, Class A5, 6.500% due 7/26/36	8,897
84,334		Series 2021-INV1, Class A3, 2.500% due 7/25/56(b)(c)	68,403
131,880		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	28,690
300,000	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 2.938% (3-Month EURIBOR + 0.650%) due 10/15/31(b)(c)	310,615
422,457		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.367% (1-Month USD-LIBOR + 0.750%) due 10/25/47(c)	340,596
300,000	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 2.948% (3-Month EURIBOR + 0.660%) due 4/15/33(b)(c)	310,306
400,000		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 5.812% (3-Month USD-LIBOR + 1.020%) due 4/15/31(b)(c)	396,989
269,346		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 5.772% (3-Month USD-LIBOR + 0.980%) due 4/15/28(b)(c)	268,155
394,042		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 5.768% (3-Month USD-LIBOR + 0.950%) due 10/25/30(b)(c)	389,362
369,045		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 5.667% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(c)	353,846
95,948	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 3.946% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(c)	112,440
263,335	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 4.640% (Sterling Overnight Index Average + 1.069%) due 6/13/45(c)	312,392
390,477		Extended Stay America Trust, Series 2021-ESH, Class A, 5.668% (1-Month USD-LIBOR + 1.080%) due 7/15/38(b)(c)	385,061
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
12,865		Series T-35, Class A, 4.897% (1-Month USD-LIBOR + 0.280%) due 9/25/31(c)	12,800
18,933		Series T-62, Class 1A1, 3.993% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(c)	17,906
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
10,434		Series 2391, Class FJ, 5.088% (1-Month USD-LIBOR + 0.500%) due 4/15/28(c)	10,436
23,033		Series 2614, Class SJ, 7.046% (19.663% - 2.750% x 1-Month USD-LIBOR) due 5/15/33(d)	21,892
84,369		Series 4579, Class FD, 3.578% (1-Month USD-LIBOR + 0.350%) due 1/15/38(c)	81,930
84,369		Series 4579, Class SD, zero coupon due 1/15/38(c)(e)	3,170

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.5% — (continued)
$4,063		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	$4,077
		Federal National Mortgage Association (FNMA), REMICS:
4,114		Series 2003-34, Class A1, 6.000% due 4/25/43	4,163
5,189		Series 2006-48, Class TF, 5.017% (1-Month USD-LIBOR + 0.400%) due 6/25/36(c)	5,154
53,121		Series 2009-104, Class FA, 5.417% (1-Month USD-LIBOR + 0.800%) due 12/25/39(c)	53,712
26,566		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	26,679
9,331		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 5.337% (1-Month USD-LIBOR + 0.720%) due 10/25/35(c)	9,314
400,000		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 6.326% (30-Day Average SOFR + 1.850%) due 2/23/39(b)(c)	395,027
394,674		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 5.762% (3-Month USD-LIBOR + 0.970%) due 10/15/30(b)(c)	392,386
500,000		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.169% (3-Month USD-LIBOR + 1.090%) due 7/15/31(b)(c)	492,370
11,268		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.603% due 11/19/35(c)	9,533
		Government National Mortgage Association (GNMA):
252,851		Series 2016-H15, Class FA, 4.805% (1-Month USD-LIBOR + 0.800%) due 7/20/66(c)	250,876
5,058		Series 2017-121, Class PE, 3.000% due 7/20/46	4,811
846,924		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(b)(c)	686,939
		GS Mortgage-Backed Securities Trust:
173,821		Series 2021-GR2, Class A2, 2.500% due 2/25/52(b)(c)	140,769
88,801		Series 2021-GR3, Class A2, 2.500% due 4/25/52(b)(c)	71,842
356,084		Series 2021-HP1, Class A2, 2.500% due 1/25/52(b)(c)	288,819
87,461		Series 2021-INV1, Class A2, 2.500% due 12/25/51(b)(c)	70,939
273,979		Series 2022-MM1, Class A2, 2.500% due 7/25/52(b)(c)	221,542
		GSR Mortgage Loan Trust:
2,177		Series 2003-1, Class A2, 2.880% (1-Year CMT Index + 1.750%) due 3/25/33(c)	2,123
43,853		Series 2005-AR7, Class 2A1, 3.911% due 11/25/35(c)	43,130
400,000		HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 6.252% (3-Month USD-LIBOR + 1.450%) due 11/30/32(b)(c)	398,192
		Harborview Mortgage Loan Trust:
10,008		Series 2005-2, Class 2A1A, 5.031% (1-Month USD-LIBOR + 0.440%) due 5/19/35(c)	9,174
18,295		Series 2005-3, Class 2A1A, 5.071% (1-Month USD-LIBOR + 0.480%) due 6/19/35(c)	17,279
47,440		Series 2006-SB1, Class A1A, 3.643% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(c)	39,432
65,531		Series 2007-1, Class 2A1A, 4.851% (1-Month USD-LIBOR + 0.260%) due 3/19/37(c)	57,758
289,511	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, 2.775% (3-Month EURIBOR + 0.650%) due 6/26/30(b)(c)	300,206
579		Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(b)(c)	577
		JP Morgan Mortgage Trust:
2,112		Series 2003-A2, Class 3A1, 3.113% due 11/25/33(c)	1,955
468		Series 2005-A1, Class 6T1, 3.760% due 2/25/35(c)	428
352,699		Series 2021-10, Class A3, 2.500% due 12/25/51(b)(c)	287,391
1,045,495		Series 2021-INV4, Class A2, 3.000% due 1/25/52(b)(c)	886,187
347,364		Series 2021-INV5, Class A2, 3.000% due 12/25/51(b)(c)	294,884
1,067,604		Series 2021-INV8, Class A2, 3.000% due 5/25/52(b)(c)	906,671
640,749		Series 2022-INV1, Class A3, 3.000% due 3/25/52(b)(c)	543,114
864,042		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(b)(c)	768,804
316,630		LCM XIII LP, Series 13A, Class AR3, 5.668% (3-Month USD-LIBOR + 0.870%) due 7/19/27(b)(c)	315,038
354,915	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 4.054% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(c)	407,011
138,440		LUXE Trust, Series 2021-TRIP, Class A, 5.638% (1-Month USD-LIBOR + 1.050%) due 10/15/38(b)(c)	135,473

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.5% — (continued)
$294,663		Madison Park Funding XLI Ltd., Series 12A, Class AR, 5.645% (3-Month USD-LIBOR + 0.830%) due 4/22/27(b)(c)	$293,070
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(b)	258,374
240,392		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 5.832% (3-Month USD-LIBOR + 1.040%) due 10/15/30(b)(c)	237,448
2,399		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 3.957% due 2/25/33(c)	2,206
94,129		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 5.526% (1-Month Term SOFR + 0.964%) due 7/15/36(b)(c)	91,980
177,303		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(c)	160,227
		New Residential Mortgage Loan Trust:
197,840		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	185,021
202,424		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	188,887
456,519	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 3.839% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(c)	525,053
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 5.157% (1-Month USD-LIBOR + 0.540%) due 5/25/36(c)	374,284
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.683% (1-Month USD-LIBOR + 1.095%) due 11/15/38(b)(c)	377,051
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 5.538% (1-Month USD-LIBOR + 0.950%) due 1/15/36(b)(c)	286,771
60,671		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 4.757% (1-Month USD-LIBOR + 0.140%) due 3/25/37(c)	54,586
500,000		OZLM IX Ltd., Series 2014-9A, Class A1A3, 5.908% (3-Month USD-LIBOR + 1.100%) due 10/20/31(b)(c)	493,438
317,509		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(b)	292,341
		RALI Trust:
81,715		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	66,556
41,160		Series 2007-QO2, Class A1, 4.767% (1-Month USD-LIBOR + 0.150%) due 2/25/47(c)	15,265
43,648	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(b)	31,848
		Residential Asset Securitization Trust:
13,394		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	5,420
37,275		Series 2006-R1, Class A2, 5.017% (1-Month USD-LIBOR + 0.400%) due 1/25/46(c)	11,722
131,534	GBP	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 4.899% (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(c)	158,642
168,003	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 3.872% (Sterling Overnight Index Average + 0.279%) due 12/15/43(c)	193,634
965,770	GBP	Ripon Mortgages PLC, Series 1RA, Class A, 4.646% (Sterling Overnight Index Average + 0.700%) due 8/28/56(b)(c)	1,153,128
		RMAC Securities No 1 PLC:
320,003	GBP	Series 2006-NS3X, Class A2A, 3.833% (Sterling Overnight Index Average + 0.269%) due 6/12/44(c)	369,762
167,522	GBP	Series 2006-NS1X, Class A2A, 3.833% (Sterling Overnight Index Average + 0.269%) due 6/12/44(c)	193,851
$300,000		Sculptor CLO XXV Ltd., Series 25A, Class A1, 6.062% (3-Month USD-LIBOR + 1.270%) due 1/15/31(b)(c)	296,397
351,106	EUR	Shamrock Residential DAC, Series 2022-1, Class A, 3.246% (1-Month EURIBOR + 0.850%) due 1/24/61(c)	368,330
900,000		Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, 5.928% (3-Month USD-LIBOR + 1.110%) due 4/25/31(b)(c)	892,850
90,127		Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 5.805% (3-Month USD-LIBOR + 0.990%) due 1/23/29(b)(c)	89,733
400,000		Sound Point CLO XVII, Series 2017-3A, Class A1R, 5.788% (3-Month USD-LIBOR + 0.980%) due 10/20/30(b)(c)	394,858
1,051,515		Soundview Home Loan Trust, Series 2006-3, Class A4, 5.117% (1-Month USD-LIBOR + 0.500%) due 11/25/36(c)	981,657

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.5% — (continued)
$341,644	GBP	Stratton Mortgage Funding, Series 2021-2A, Class A, 4.734% (Sterling Overnight Index Average + 0.900%) due 7/20/60(b)(c)	$411,344
		Structured Adjustable Rate Mortgage Loan Trust:
2,550		Series 2004-1, Class 4A1, 5.194% due 2/25/34(c)	2,371
5,450		Series 2004-4, Class 3A2, 4.384% due 4/25/34(c)	5,399
23,709		Series 2004-19, Class 2A1, 4.193% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(c)	19,834
		Structured Asset Mortgage Investments II Trust:
22,775		Series 2005-AR2, Class 2A1, 5.077% (1-Month USD-LIBOR + 0.460%) due 5/25/45(c)	20,292
24,732		Series 2005-AR8, Class A1A, 5.177% (1-Month USD-LIBOR + 0.560%) due 2/25/36(c)	20,593
17,332		Series 2006-AR5, Class 1A1, 5.037% (1-Month USD-LIBOR + 0.420%) due 5/25/36(c)	11,294
103,337		Series 2007-AR4, Class A3, 4.837% (1-Month USD-LIBOR + 0.220%) due 9/25/47(c)	84,626
58,906		Series 2007-AR6, Class A1, 4.293% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(c)	52,120
46,871		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 4.897% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(c)	38,051
388,267		TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, 5.722% (3-Month USD-LIBOR + 0.930%) due 7/15/30(b)(c)	386,030
400,000		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 5.872% (3-Month USD-LIBOR + 1.080%) due 4/15/31(b)(c)	392,943
372,462	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 5.184% (Sterling Overnight Index Average + 1.350%) due 7/20/45(b)(c)	447,029
222,855	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 4.846% (Sterling Overnight Index Average + 0.900%) due 5/20/45(c)	266,506
		Towd Point Mortgage Trust:
626,134		Series 2019-4, Class A1, 2.900% due 10/25/59(b)(c)	584,712
163,710		Series 2020-1, Class A1, 2.710% due 1/25/60(b)(c)	152,289
134,585	GBP	Trinity Square PLC, Series 2021-1A, Class A, 4.663% (Sterling Overnight Index Average + 0.850%) due 7/15/59(b)(c)	161,955
69,243		US Capital Funding II Ltd./US Capital Funding II Corp., 5.564% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	68,551
		UWM Mortgage Trust:
453,351		Series 2021-INV3, Class A3, 2.500% due 11/25/51(b)(c)	367,148
274,645		Series 2021-INV4, Class A3, 2.500% due 12/25/51(b)(c)	220,357
92,624		Series 2021-INV5, Class A12, 3.000% due 1/25/52(b)(c)	78,169
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 5.962% (3-Month USD-LIBOR + 1.160%) due 7/30/32(b)(c)	393,390
57,769		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 5.672% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	57,577
138,550		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 5.696% (3-Month USD-LIBOR + 0.950%) due 6/20/29(b)(c)	137,756
277,904		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 5.848% (3-Month USD-LIBOR + 1.040%) due 9/15/30(b)(c)	275,041
348,743		Voya CLO Ltd., Series 2017-1A, Class A1R, 5.742% (3-Month USD-LIBOR + 0.950%) due 4/17/30(b)(c)	345,797
		WaMu Mortgage Pass-Through Certificates Trust:
4,381		Series 2002-AR9, Class 1A, 4.193% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(c)	4,077
1,228		Series 2003-AR5, Class A7, 3.233% due 6/25/33(c)	1,141
46,255		Series 2003-AR9, Class 2A, 4.166% due 9/25/33(c)	41,434
119,592		Series 2004-AR1, Class A, 3.934% due 3/25/34(c)	116,659
15,094		Series 2005-AR13, Class A1A1, 5.197% (1-Month USD-LIBOR + 0.580%) due 10/25/45(c)	14,066
21,770		Series 2006-AR10, Class 2A1, 3.596% due 9/25/36(c)	18,655
35,542		Series 2006-AR13, Class 2A, 4.293% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(c)	31,768
15,897		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 3.733% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(c)	9,845
43,625		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 3.554% due 12/25/32(c)	40,812

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.5% — (continued)
$398,361		Wind River CLO Ltd., Series 2014-1A, Class ARR, 5.845% (3-Month USD-LIBOR + 1.050%) due 7/18/31(b)(c)	$392,372

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $37,918,458)	34,773,535

MORTGAGE-BACKED SECURITIES — 14.3%

FHLMC — 0.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
31,851		3.500% due 10/1/39	29,929
395,309		2.500% due 12/1/51	335,426
97,124		2.000% due 3/1/52	79,297

		Total FHLMC	444,652

FNMA — 14.0%
		Federal National Mortgage Association (FNMA):
348,869		3.500% due 10/1/34 — 6/1/50	324,276
2,150,000		3.500% due 4/1/53(f)	1,959,019
14,825		4.386% (1-Year CMT Index + 2.360%) due 11/1/34(c)	15,147
1,645		6.500% due 8/1/37	1,649
442,143		3.000% due 10/1/49 — 5/1/51	392,337
6,350,000		3.000% due 4/1/53(f)	5,592,961
97,975		4.000% due 6/1/50	92,755
5,150,000		4.000% due 4/1/53(f)	4,833,758
476,271		2.000% due 3/1/52	388,904
200,000		2.500% due 3/1/53(f)	169,390
9,300,000		4.500% due 3/1/53(f)	8,958,697
1,100,000		6.000% due 4/1/53(f)	1,112,611

		Total FNMA	23,841,504

GNMA — 0.0%@
1,505		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	1,514

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $24,653,877)	24,287,670

CORPORATE BONDS & NOTES — 11.4%

Belgium — 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(b)(c)	198,265

Canada — 0.1%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(b)	93,025

Cayman Islands — 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.900% due 8/8/28	188,917

Denmark — 4.8%
		Jyske Realkredit AS, Covered Notes:
12,900,000	DKK	1.000% due 10/1/23	1,813,167
11,700,000	DKK	1.000% due 1/1/24	1,629,247
2,400,000	DKK	1.000% due 4/1/24	332,488
6,014,292	DKK	1.000% due 10/1/50	610,569
484,507	DKK	1.500% due 10/1/53	52,495
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
5,900,000	DKK	1.000% due 4/1/24	817,366
1	DKK	1.500% due 10/1/37	—
9,776,846	DKK	1.000% due 10/1/50	964,057
1	DKK	1.500% due 10/1/50	—

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Denmark — 4.8% — (continued)
$393,739	DKK	1.500% due 10/1/53	$40,301
		Nykredit Realkredit AS, Covered Notes:
10,593,355	DKK	1.000% due 10/1/50	1,049,488
1	DKK	1.500% due 10/1/50	—
4	DKK	1.000% due 10/1/53	—
3,176,902	DKK	1.500% due 10/1/53	323,690
		Realkredit Danmark AS, Covered Notes:
2,200,000	DKK	1.000% due 4/1/24	304,501
1,245,827	DKK	1.000% due 10/1/50	128,787
795,978	DKK	1.500% due 10/1/53	81,244

		Total Denmark	8,147,400

France — 0.5%
200,000		BNP Paribas SA, Senior Unsecured Notes, 3.800% due 1/10/24(b)	196,652
		Societe Generale SA, Senior Unsecured Notes:
300,000		2.889% (1-Year CMT Index + 1.300%) due 6/9/32(b)(c)	238,891
400,000		3.337% (1-Year CMT Index + 1.600%) due 1/21/33(b)(c)	324,135

		Total France	759,678

Germany — 1.2%
		Deutsche Bank AG, Senior Unsecured Notes:
100,000	GBP	2.625% due 12/16/24	113,372
100,000	EUR	1.000% (1.600% – 3-Month EURIBOR) due 11/19/25(d)	99,757
350,000		3.961% (SOFR + 2.581%) due 11/26/25(c)	335,911
300,000	EUR	2.625% due 2/12/26	302,105
200,000	EUR	1.625% due 1/20/27	187,505
400,000		2.552% (SOFR + 1.318%) due 1/7/28(c)	348,215
200,000	EUR	1.750% (2.050% – 3-Month EURIBOR) due 11/19/30(d)	168,583
200,000		Deutsche Bank AG, (Cost — $200,406, acquired 1/21/21), Subordinated Notes, 3.729% (SOFR + 2.757%) due 1/14/32(c)(g)	157,848
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750% PIK) due 5/15/27(b)(h)	276,514

		Total Germany	1,989,810

Italy — 0.1%
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Unsecured Notes, 2.625% due 4/28/25	98,328
100,000	EUR	Covered Notes, 0.875% due 10/8/26	93,614

		Total Italy	191,942

Japan — 0.2%
200,000		Nissan Motor Co., Ltd., Senior Unsecured Notes, 4.345% due 9/17/27(b)	182,569
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	176,907

		Total Japan	359,476

Luxembourg — 0.0%@
100,000	EUR	CPI Property Group SA, Senior Unsecured Notes, 1.500% due 1/27/31	62,919

Qatar — 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(b)	164,718

Supranational — 0.5%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	332,963
800,000	AUD	0.500% due 8/10/23	529,684

		Total Supranational	862,647

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Switzerland — 0.8%
		Credit Suisse Group AG:
		Junior Subordinated Notes:
$200,000		6.250% (5-Year USD Swap Rate + 3.455%)(b)(c)(i)	$165,192
200,000		7.500% (5-Year USD Swap Rate + 4.598%)(b)(c)(i)	182,928
		Senior Unsecured Notes:
250,000		4.282% due 1/9/28(b)	210,163
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	205,220
600,000		6.537% (SOFR + 3.920%) due 8/12/33(b)(c)	536,126

		Total Switzerland	1,299,629

United Kingdom — 1.1%
		HSBC Holdings PLC, Senior Unsecured Notes:
300,000		5.915% (3-Month USD-LIBOR + 1.000%) due 5/18/24(c)	300,436
200,000		4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(c)	186,836
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	117,018
		Nationwide Building Society, Senior Unsecured Notes:
200,000		3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(c)	199,960
300,000		2.972% (SOFR + 1.290%) due 2/16/28(b)(c)	269,369
500,000		NatWest Group PLC, Senior Unsecured Notes, 6.016% (1-Year CMT Index + 2.100%) due 3/2/34(c)	500,512
400,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	396,089

		Total United Kingdom	1,970,220

United States — 1.8%
		Broadcom Inc.:
81,000		Company Guaranteed Notes, 4.150% due 11/15/30	72,921
		Senior Unsecured Notes:
10,000		3.187% due 11/15/36(b)	7,241
108,000		4.926% due 5/15/37(b)	93,900
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	57,974
100,000	EUR	Fidelity National Information Services Inc., Company Guaranteed Notes, 0.750% due 5/21/23	105,232
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	GBP	2.748% due 6/14/24	114,622
100,000	EUR	3.416% (3-Month EURIBOR + 0.700%) due 12/1/24(c)	103,567
200,000		5.125% due 6/16/25	193,298
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(b)	132,808
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		3.615% (SOFR + 1.846%) due 3/15/28(c)	371,401
600,000		3.102% (SOFR + 1.410%) due 2/24/33(c)	493,253
100,000		Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	97,741
400,000		JPMorgan Chase & Co., Senior Unsecured Notes, 4.565% (SOFR + 1.750%) due 6/14/30(c)	380,604
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon due 5/25/49(a)	4,875
270,000		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(b)	270,270
		Pacific Gas & Electric Co., 1st Mortgage Notes:
100,000		3.450% due 7/1/25	94,021
200,000		4.400% due 3/1/32	174,793
100,000		Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(b)	92,660
200,000		Wells Fargo & Co., Senior Unsecured Notes, 3.908% (SOFR + 1.320%) due 4/25/26(c)	192,970

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United States — 1.8% — (continued)
		Total United States	$3,054,151

		TOTAL CORPORATE BONDS & NOTES (Cost — $22,726,548)	19,342,797

U.S. GOVERNMENT OBLIGATIONS — 2.8%
		U.S. Treasury Bonds:
$200,000		1.375% due 11/15/40	131,160
1,100,000		1.875% due 2/15/41	784,824
		U.S. Treasury Inflation Indexed Notes:
1,203,240		0.500% due 1/15/28(j)	1,137,731
996,633		0.125% due 7/15/31	890,436
1,284,828		0.125% due 1/15/32	1,137,417
102,151		0.625% due 7/15/32	94,572
600,000		U.S. Treasury Notes, 2.875% due 4/30/25(k)	577,078

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $5,273,721)	4,753,218

ASSET-BACKED SECURITIES — 0.5%

Automobiles — 0.3%
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(b)	386,815

Student Loans — 0.2%
34,317		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 5.768% (3-Month USD-LIBOR + 0.950%) due 4/25/38(c)	34,192
349,184		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 5.851% (30-Day Average SOFR + 1.450%) due 2/16/55(b)(c)	348,630

		Total Student Loans	382,822

		TOTAL ASSET-BACKED SECURITIES (Cost — $783,453)	769,637

MUNICIPAL BOND — 0.1%

United States — 0.1%
100,000		New Jersey Transportation Trust Fund Authority, Revenue Bonds, 4.131% due 6/15/42 (Cost — $116,695)	83,967

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $144,129,147)	122,774,783

SHORT-TERM INVESTMENTS — 38.6%

REPURCHASE AGREEMENT — 8.0%
13,500,000		Citigroup Global Markets Inc. repurchase agreement dated 2/28/23, 4.550% due 3/1/23, Proceeds at maturity — $13,501,706; (Fully collateralized by U.S. Treasury Notes, 3.500%, due 9/15/25; Market Valued — $13,985,330) (Cost — $13,500,000)	13,500,000

SOVEREIGN BONDS — 22.0%

Israel — 0.6%
3,800,000	ILS	Bank of Israel Bills — Makam, 0.851% due 3/2/23(l)	1,039,889

Japan — 21.4%
		Japan Treasury Discount Bills:
30,000,000	JPY	(0.166)% due 3/13/23(l)	220,452
160,000,000	JPY	(0.177)% due 3/20/23(l)	1,175,777
1,110,000,000	JPY	(0.189)% due 3/27/23(l)	8,157,268
1,550,000,000	JPY	(0.135)% due 4/17/23(l)	11,388,772
1,300,000,000	JPY	(0.175)% due 4/24/23(l)	9,552,816
280,000,000	JPY	(0.170)% due 5/8/23(l)	2,057,569

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Japan — 21.4% — (continued)
$270,000,000	JPY	(0.165)% due 5/15/23(l)	$1,984,064
180,000,000	JPY	(0.172)% due 5/22/23(l)	1,322,738
90,000,000	JPY	(0.161)% due 5/29/23(l)	661,349

		Total Japan	36,520,805

		TOTAL SOVEREIGN BONDS (Cost — $39,052,563)	37,560,694

TIME DEPOSITS — 2.9%
142,139	AUD	ANZ National Bank — Hongkong, 1.990% due 3/1/23	95,624
3,544,940		ANZ National Bank — London, 3.920% due 3/1/23	3,544,940
		BBH — Grand Cayman:
4,647	CHF	0.150% due 3/1/23	4,933
4,226	DKK	1.160% due 3/1/23	600
1,208	NOK	1.600% due 3/1/23	116
19,710	SEK	1.760% due 3/1/23	1,883
41,583	NZD	2.850% due 3/1/23	25,704
121,376	GBP	2.920% due 3/1/23	145,980
34,292	CAD	3.330% due 3/1/23	25,131
637	ZAR	6.150% due 3/1/23	35
345,552	EUR	Citibank — London, 1.530% due 3/1/23	365,456
452	HKD	HSBC Bank — Hong Kong, 0.540% due 3/1/23	58
56,586	SGD	HSBC Bank — Singapore, 2.200% due 3/1/23	41,963
559,415		Royal Bank of Canada — Toronto, 3.920% due 3/1/23	559,415
18,031,747	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, (0.520)% due 3/1/23	132,445

		TOTAL TIME DEPOSITS (Cost — $4,944,283)	4,944,283

U.S. GOVERNMENT AGENCIES — 4.8%
		Federal Home Loan Banks:
3,200,000		4.580% (SOFR + 0.030%) due 5/5/23(c)	3,200,000
1,600,000		4.580% (SOFR + 0.030%) due 5/9/23(c)	1,600,000
3,300,000		4.580% (SOFR + 0.030%) due 5/10/23(c)	3,300,000

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $8,100,000)	8,100,000

U.S. GOVERNMENT OBLIGATIONS — 0.9%
		U.S. Treasury Bills:
955,000		4.183% due 3/2/23(l)	954,889
523,000		4.552% due 4/6/23(l)	520,645

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $1,475,534)	1,475,534

		TOTAL SHORT-TERM INVESTMENTS (Cost — $67,072,380)	65,580,511

		TOTAL INVESTMENTS IN SECURITIES (Cost — $211,201,527)	188,355,294

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $32,257)	143,143

		TOTAL INVESTMENTS — 111.0% (Cost — $211,233,784)	188,498,437

		Liabilities in Excess of Other Assets — (11.0)%	(18,794,071)

		TOTAL NET ASSETS — 100.0%	$169,704,366

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2023, amounts to $43,309,212 and represents 25.5% of net assets.

(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2023.
(d)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2023.
(e)	Interest only security.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2023, amounts to $157,848 and represents 0.1% of net assets.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(l)	Rate shown represents yield-to-maturity.

At February 28, 2023, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$211,233,784	$9,194,758	$(32,603,018)	$(23,408,260)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	20.6%
Collateralized Mortgage Obligations	18.4
Mortgage-Backed Securities	12.9
Corporate Bonds & Notes	10.3
U.S. Government Obligations	2.5
Asset-Backed Securities	0.4
Municipal Bond	0.0 *
Purchased Options	0.1
Short-Term Investments	34.8

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2023, International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
600,000	$29,775	OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.180%	$62,583

Option on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
200,000	194,000,000	EUR	French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR	97.00	$80,560

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $32,257)					$143,143

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At February 28, 2023, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaption

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
400,000	286,056	EUR	OTC Markit iTraxx Europe Series 37 5-Year Index, Put	GSC	3/15/23	3.000%	$—

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Interest Rate Cap Option

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,000,000	27,160	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/11/23	0.550%	$—

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
700,000	19,012	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	BNP	4/11/23	0.550%	$—
400,000	10,864	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	BNP	4/28/23	0.700%	—
1,400,000	38,024	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/5/23	0.550%	—
1,400,000	38,024	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/11/23	0.550%	—
1,000,000	27,160	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	5/15/23	0.550%	—
400,000	10,864	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/24/23	0.700%	—
600,000	16,296	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/26/23	0.700%	—
700,000	19,012	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	BNP	4/11/23	2.100%	11,821
400,000	10,864	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	BNP	4/28/23	2.250%	6,311
1,400,000	38,024	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/5/23	2.100%	23,427
1,000,000	27,160	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/11/23	2.100%	16,887
1,400,000	38,024	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/11/23	2.100%	23,641
1,000,000	27,160	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	5/15/23	2.100%	17,656
400,000	10,864	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/24/23	2.250%	6,239
600,000	16,296	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/26/23	2.250%	9,418
1,500,000	64,695	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	JPM	12/16/24	0.820%	785
400,000	$19,850		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	BOA	12/1/23	2.150%	35
600,000	29,775		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	4/8/24	2.790%	568
400,000	19,850		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	10/13/23	2.920%	47
400,000	19,850		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/20/23	2.150%	28
700,000	34,737		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/17/23	2.250%	56
300,000	14,887		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/7/23	2.250%	34
700,000	34,737		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/2/24	2.697%	571
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/8/24	2.721%	175
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/27/23	2.841%	28
400,000	19,850		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/10/23	2.910%	80
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/13/23	2.920%	24
300,000	14,887		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/25/23	2.973%	49
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/20/23	3.018%	32
100,000	4,962		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/3/23	3.088%	24
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.140%	41
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.190%	44
100,000	4,962		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.225%	24
5,400,000	267,971		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.310%	117,805
400,000	19,850		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	12/1/23	3.650%	4,677
600,000	29,775		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	4/8/24	2.790%	8,939
400,000	19,850		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	10/13/23	2.920%	7,859
700,000	34,737		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/2/24	2.697%	11,078
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/8/24	2.721%	3,091
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/27/23	2.841%	3,976
400,000	19,850		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/10/23	2.910%	7,506
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/13/23	2.920%	3,929
300,000	14,887		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/25/23	2.973%	5,656
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/20/23	3.018%	3,704
100,000	4,962		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/3/23	3.088%	1,741
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.140%	3,476
200,000	9,925		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.190%	3,386
100,000	4,962		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.225%	1,661

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
400,000	$19,850		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/20/23	3.650%	$4,828
700,000	34,737		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/17/23	3.750%	7,895
300,000	14,887		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/7/23	3.750%	3,218
200,000	5,432	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	79,048
400,000	10,864	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Call	GSC	6/9/23	2.067%	230
400,000	10,864	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	GSC	6/9/23	3.140%	10,131
1,200,000	59,549		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	3/10/23	3.150%	111
1,200,000	59,549		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	3/10/23	3.600%	10,021

			Total Interest Rate Swaptions				$422,011

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
3	$710,588	3-Month SOFR December Futures, Call	BNP	12/15/23	$98.00	$56
3	710,588	3-Month SOFR December Futures, Put	BNP	12/15/23	$96.50	13,163

		Total Options on Futures				13,219

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $159,050)				$435,230

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2023, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$2,100,000	2.000% due 3/15/28(a)	$1,862,684
17,250,000	2.000% due 4/1/53(a)	14,065,824

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $15,962,842)	$15,928,508

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At February 28, 2023, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond March Futures	33	3/23	$2,710,162	$2,612,145	$(98,017)
Australian Government 3-Year Bond March Futures	54	3/23	3,931,363	3,877,631	(53,732)
Euro-BTP March Futures	97	3/23	12,002,702	11,560,551	(442,151)
Euro-Buxl 30-Year Bond March Futures	11	3/23	1,870,683	1,562,160	(308,523)
Euro-OAT March Futures	28	3/23	4,040,074	3,781,554	(258,520)
Euro-Schatz Note June Futures	166	6/23	18,398,855	18,403,244	4,389
Euro-Schatz Note March Futures	6	3/23	677,837	666,161	(11,676)
Japan Government 10-Year Bond March Futures	2	3/23	2,177,477	2,154,321	(23,156)
U.S. Treasury Ultra Long Bond June Futures	2	6/23	272,546	270,125	(2,421)
3-Month SOFR June Futures	13	9/23	3,092,142	3,075,313	(16,829)

					(1,210,636)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Short Euro-BTP June Futures	16	6/23	$1,764,828	$1,765,938	$(1,110)
Short Euro-BTP March Futures	28	3/23	3,163,683	3,115,859	47,824
U.S. Treasury 2-Year Note June Futures	42	6/23	8,592,938	8,556,516	36,422
U.S. Treasury Long Bond June Futures	11	6/23	1,393,047	1,377,406	15,641
U.S. Ultra Long Bond June Futures	13	6/23	1,535,161	1,523,437	11,724
United Kingdom Treasury 10-Year Gilt June Futures	9	6/23	1,088,708	1,081,997	6,711

					117,212

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(1,093,424)

At February 28, 2023, International Fixed Income Fund had deposited cash of $626,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2023, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	126,655	USD	90,091	BOA	$85,207	3/2/23	$(4,884)
Australian Dollar	382,000	USD	270,814	BOA	256,991	3/2/23	(13,823)
Australian Dollar	63,869	USD	45,214	DUB	42,968	3/2/23	(2,246)
Brazilian Real	3,887,945	USD	716,745	GSC	737,649	4/4/23	20,904
British Pound	906,000	USD	1,110,996	BOA	1,089,646	3/2/23	(21,350)
British Pound	9,375,189	USD	11,229,601	BOA	11,275,533	3/2/23	45,932
British Pound	199,000	USD	239,432	BOA	239,337	3/2/23	(95)
Canadian Dollar	113,000	USD	83,001	HSBC	82,811	3/2/23	(190)
Canadian Dollar	888,689	USD	654,495	UBS	651,269	3/2/23	(3,226)
Chilean Peso	347,661,440	USD	427,234	DUB	419,330	3/15/23	(7,904)
Chilean Peso	548,570	USD	687	SCB	662	3/15/23	(25)
Chilean Peso	351,399,518	USD	376,190	BNP	421,410	4/28/23	45,220
Chilean Peso	1,710,860	USD	1,841	SCB	2,042	6/1/23	201
Chilean Peso	3,140,820	USD	3,896	DUB	3,739	6/22/23	(157)
Chinese Offshore Renminbi	3,515,615	USD	494,592	JPM	506,295	3/15/23	11,703
Chinese Offshore Renminbi	1,232,750	USD	174,157	BNP	178,210	5/10/23	4,053
Chinese Offshore Renminbi	8,242,404	USD	1,169,350	HSBC	1,192,264	5/19/23	22,914
Chinese Offshore Renminbi	3,276	USD	465	JPM	474	5/19/23	9
Danish Krone	11,591,803	USD	1,649,230	BOA	1,647,148	3/1/23	(2,082)
Euro	580,000	USD	634,853	BCLY	613,408	3/2/23	(21,445)
Euro	316,000	USD	345,895	BNP	334,201	3/2/23	(11,694)
Euro	176,000	USD	186,347	BOA	186,138	3/2/23	(209)
Euro	18,056,764	USD	19,133,489	UBS	19,096,835	3/2/23	(36,654)
Indonesian Rupiah	196,091,090	USD	13,000	BNP	12,853	3/14/23	(147)
Indonesian Rupiah	6,171,810,000	USD	409,000	GSC	404,532	3/14/23	(4,468)
Indonesian Rupiah	908,997,140	USD	60,637	BNP	59,421	6/21/23	(1,216)
Indonesian Rupiah	5,093,794,602	USD	334,282	HSBC	332,980	6/21/23	(1,302)
Indonesian Rupiah	427,132,000	USD	28,140	SCB	27,922	6/21/23	(218)
Indonesian Rupiah	6,003,680,800	USD	394,979	BOA	392,441	6/23/23	(2,538)
Indonesian Rupiah	376,475,800	USD	24,760	GSC	24,609	6/23/23	(151)
Israeli New Shekel	5,700,000	USD	1,654,616	BOA	1,561,622	4/5/23	(92,994)
Japanese Yen	22,800,000	USD	176,424	BCLY	167,469	3/2/23	(8,955)
Japanese Yen	91,600,000	USD	695,705	BOA	672,812	3/2/23	(22,893)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Japanese Yen	1,229,454,789	USD	9,014,920	HSBC	$9,030,481	3/2/23	$15,561
Japanese Yen	80,000,000	USD	609,832	BCLY	588,521	3/13/23	(21,311)
Korean Won	175,137,720	USD	139,000	GSC	132,598	3/8/23	(6,402)
Korean Won	10,081,997	USD	8,000	GSC	7,633	3/8/23	(367)
Korean Won	340,486,578	USD	271,196	GSC	257,794	3/9/23	(13,402)
Malaysian Ringgit	5,407,297	USD	1,248,222	BCLY	1,205,869	3/15/23	(42,353)
Malaysian Ringgit	3,373,163	USD	763,626	BNP	752,241	3/15/23	(11,385)
Malaysian Ringgit	868,000	USD	199,174	BNP	193,571	3/15/23	(5,603)
Malaysian Ringgit	868,000	USD	199,243	BNP	193,571	3/15/23	(5,672)
Malaysian Ringgit	974,840	USD	223,664	BNP	217,397	3/15/23	(6,267)
Malaysian Ringgit	564,325	USD	129,691	BNP	125,849	3/15/23	(3,842)
Malaysian Ringgit	2,581,297	USD	583,740	BNP	575,649	3/15/23	(8,091)
Malaysian Ringgit	694,000	USD	160,630	SCB	154,768	3/15/23	(5,862)
Malaysian Ringgit	507,675	USD	116,747	SCB	113,215	3/15/23	(3,532)
Malaysian Ringgit	530,000	USD	122,128	SCB	118,194	3/15/23	(3,934)
Malaysian Ringgit	530,000	USD	121,937	SCB	118,194	3/15/23	(3,743)
Mexican Peso	11,078,000	USD	553,304	GSC	603,195	3/21/23	49,891
Mexican Peso	2,265,000	USD	114,005	SCB	123,328	3/21/23	9,323
Mexican Peso	12,048,969	USD	631,444	BNP	644,436	6/21/23	12,992
Norwegian Krone	16,365,051	USD	1,655,072	BNP	1,575,562	3/2/23	(79,510)
Norwegian Krone	352,682	USD	35,035	HSBC	33,955	3/2/23	(1,080)
Norwegian Krone	15,316,021	USD	1,478,840	BOA	1,477,239	4/4/23	(1,601)
Norwegian Krone	1,373,436	USD	133,185	SCB	132,468	4/4/23	(717)
Peruvian Sol	263,058	USD	68,000	BCLY	69,256	3/15/23	1,256
Peruvian Sol	198,128	USD	51,000	GSC	51,799	6/21/23	799
South African Rand	2,211,877	USD	125,269	BOA	120,315	3/13/23	(4,954)
Thai Baht	485,168	USD	14,826	BCLY	13,819	4/17/23	(1,007)
Thai Baht	43,619	USD	1,344	GSC	1,243	4/17/23	(101)
Thai Baht	1,644,446	USD	50,435	SCB	46,837	4/17/23	(3,598)
Thai Baht	7,579,248	USD	233,964	SCB	215,874	4/17/23	(18,090)
Thai Baht	2,853,423	USD	87,023	SCB	81,272	4/17/23	(5,751)
Thai Baht	818,362	USD	24,795	SCB	23,309	4/17/23	(1,486)

							(279,769)

Contracts to Sell:
Australian Dollar	88,000	USD	59,682	BNP	59,202	3/2/23	480
Australian Dollar	472,000	USD	321,951	BOA	317,538	3/2/23	4,413
British Pound	74,000	USD	89,122	BCLY	89,000	3/2/23	122
British Pound	9,698,189	USD	12,009,076	BNP	11,664,005	3/2/23	345,071
British Pound	426,000	USD	514,531	BOA	512,350	3/2/23	2,181
British Pound	85,000	USD	101,977	BOA	102,229	3/2/23	(252)
British Pound	197,000	USD	242,959	BOA	236,932	3/2/23	6,027
British Pound	9,375,189	USD	11,236,455	BOA	11,282,726	4/4/23	(46,271)
Canadian Dollar	738,000	USD	554,951	BOA	540,838	3/2/23	14,113
Canadian Dollar	49,000	USD	36,612	DUB	35,909	3/2/23	703
Canadian Dollar	58,000	USD	42,794	HSBC	42,505	3/2/23	289
Canadian Dollar	44,000	USD	32,862	HSBC	32,245	3/2/23	617
Canadian Dollar	888,435	USD	654,495	UBS	651,291	4/4/23	3,204
Chilean Peso	64,141,000	USD	73,984	BNP	77,363	3/15/23	(3,379)
Chilean Peso	3,097,569	USD	3,896	DUB	3,736	3/15/23	160
Chilean Peso	99,066,422	USD	108,745	GSC	119,489	3/15/23	(10,744)
Chilean Peso	81,529,119	USD	101,000	HSBC	98,336	3/15/23	2,664
Chilean Peso	99,840,269	USD	111,847	SCB	120,422	3/15/23	(8,575)
Chilean Peso	286,468	USD	319	BNP	344	4/12/23	(25)
Chilean Peso	554,292	USD	687	SCB	662	5/24/23	25
Chilean Peso	351,506,543	USD	427,234	DUB	419,537	6/1/23	7,697
Chinese Offshore Renminbi	974,815	USD	151,000	BNP	140,386	3/15/23	10,614
Chinese Offshore Renminbi	2,538,712	USD	393,000	GSC	365,608	3/15/23	27,392
Chinese Offshore Renminbi	91,000	USD	13,487	BCLY	13,131	4/14/23	356

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Chinese Offshore Renminbi	1,232,086	USD	183,592	HSBC	$178,114	5/10/23	$5,478
Chinese Offshore Renminbi	7,432,881	USD	1,149,000	BOA	1,075,167	5/19/23	73,833
Chinese Offshore Renminbi	814,716	USD	126,000	DUB	117,849	5/19/23	8,151
Danish Krone	12,610,000	USD	1,839,546	BCLY	1,791,829	3/1/23	47,717
Danish Krone	11,646,531	USD	1,708,573	GSC	1,654,924	3/1/23	53,649
Danish Krone	11,565,580	USD	1,649,230	BOA	1,647,262	4/3/23	1,968
Danish Krone	12,622,880	USD	1,794,888	BOA	1,797,851	4/3/23	(2,963)
Danish Krone	6,140,748	USD	907,538	HSBC	885,129	10/2/23	22,409
Danish Krone	6,635,047	USD	986,069	SOG	956,377	10/2/23	29,692
Danish Krone	11,489,732	USD	1,710,649	BNP	1,665,228	1/2/24	45,421
Danish Krone	5,805,733	USD	867,328	BCLY	845,210	4/2/24	22,118
Danish Krone	4,525,488	USD	674,897	BNP	658,830	4/2/24	16,067
Euro	388,000	USD	415,725	BCLY	410,349	3/2/23	5,376
Euro	609,000	USD	652,909	BCLY	644,078	3/2/23	8,831
Euro	648,000	USD	692,749	BCLY	685,325	3/2/23	7,424
Euro	629,000	USD	669,345	BNP	665,231	3/2/23	4,114
Euro	1,416,000	USD	1,545,205	BNP	1,497,561	3/2/23	47,644
Euro	14,276,764	USD	15,533,019	BOA	15,099,106	3/2/23	433,913
Euro	986,000	USD	1,069,954	BOA	1,042,793	3/2/23	27,161
Euro	370,000	USD	393,466	BOA	392,126	4/4/23	1,340
Euro	18,056,764	USD	19,171,246	UBS	19,136,584	4/4/23	34,662
Indonesian Rupiah	908,148,222	USD	60,637	BNP	59,525	3/14/23	1,112
Indonesian Rupiah	5,088,446,084	USD	334,282	HSBC	333,523	3/14/23	759
Indonesian Rupiah	427,132,000	USD	28,166	SCB	27,997	3/14/23	169
Israeli New Shekel	3,776,060	USD	1,154,792	HSBC	1,033,362	3/2/23	121,430
Israeli New Shekel	1,785,600	USD	544,274	BOA	489,199	4/5/23	55,075
Israeli New Shekel	3,874,650	USD	1,163,733	JPM	1,061,533	4/5/23	102,200
Israeli New Shekel	258,000	USD	76,692	BCLY	70,710	4/14/23	5,982
Israeli New Shekel	719,844	USD	212,137	GSC	197,288	4/14/23	14,849
Israeli New Shekel	700,294	USD	204,567	HSBC	191,930	4/14/23	12,637
Israeli New Shekel	10,000	USD	2,842	UBS	2,741	4/14/23	101
Japanese Yen	1,545,500,369	USD	11,926,251	HSBC	11,351,870	3/2/23	574,381
Japanese Yen	110,000,000	USD	824,758	UBS	809,217	3/13/23	15,541
Japanese Yen	160,000,000	USD	1,191,205	BCLY	1,178,313	3/20/23	12,892
Japanese Yen	1,110,000,000	USD	8,182,823	JPM	8,183,374	3/27/23	(551)
Japanese Yen	201,226,898	USD	1,478,448	DUB	1,485,286	4/4/23	(6,838)
Japanese Yen	1,223,769,079	USD	9,014,920	HSBC	9,032,827	4/4/23	(17,907)
Japanese Yen	870,509,000	USD	6,822,176	HSBC	6,436,894	4/17/23	385,282
Japanese Yen	679,491,000	USD	5,324,334	UBS	5,024,430	4/17/23	299,904
Japanese Yen	1,300,000,000	USD	10,218,696	UBS	9,622,024	4/24/23	596,672
Japanese Yen	280,000,000	USD	2,187,952	BCLY	2,076,670	5/8/23	111,282
Japanese Yen	270,000,000	USD	2,128,492	BCLY	2,004,655	5/15/23	123,837
Japanese Yen	180,000,000	USD	1,386,536	BOA	1,337,874	5/22/23	48,662
Japanese Yen	90,000,000	USD	677,925	BCLY	669,760	5/30/23	8,165
Japanese Yen	80,002,000	USD	651,601	HSBC	622,332	3/1/24	29,269
Japanese Yen	80,002,000	USD	657,101	HSBC	622,333	3/1/24	34,768
Japanese Yen	100,003,000	USD	818,858	BCLY	781,012	4/1/24	37,846
Japanese Yen	80,000,000	USD	653,393	HSBC	624,791	4/1/24	28,602
Japanese Yen	80,000,000	USD	647,066	BCLY	627,203	5/1/24	19,863
Korean Won	74,516,121	USD	57,236	HSBC	56,452	3/23/23	784
Korean Won	459,979,480	USD	352,745	UBS	348,472	3/23/23	4,273
Malaysian Ringgit	1,072,000	USD	246,210	BCLY	239,064	3/15/23	7,146
Malaysian Ringgit	23,800	USD	5,084	BNP	5,307	3/15/23	(223)
Malaysian Ringgit	9,147,588	USD	2,026,717	BOA	2,039,982	3/15/23	(13,265)
Malaysian Ringgit	694,000	USD	160,537	GSC	154,768	3/15/23	5,769

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Malaysian Ringgit	1,060,000	USD	244,127	GSC	$236,388	3/15/23	$7,739
Malaysian Ringgit	2,581,297	USD	583,344	GSC	575,649	3/15/23	7,695
Malaysian Ringgit	3,100,000	USD	663,102	SCB	691,324	3/15/23	(28,222)
Malaysian Ringgit	2,414,185	USD	534,881	SCB	538,382	3/15/23	(3,501)
Malaysian Ringgit	1,713,369	USD	365,831	SCB	382,094	3/15/23	(16,263)
Malaysian Ringgit	203,244	USD	43,573	BNP	45,511	5/15/23	(1,938)
Mexican Peso	12,181,145	USD	659,242	GSC	664,076	3/15/23	(4,834)
Mexican Peso	1,272,000	USD	65,201	BNP	69,261	3/21/23	(4,060)
Mexican Peso	11,836,172	USD	631,444	BNP	644,477	3/21/23	(13,033)
Mexican Peso	300,751	USD	14,986	GSC	16,376	3/21/23	(1,390)
New Taiwan Dollar	4,093,525	USD	135,772	BNP	133,409	3/15/23	2,363
New Taiwan Dollar	1,736,752	USD	57,663	BNP	56,601	3/15/23	1,062
New Taiwan Dollar	12,241,218	USD	407,118	BNP	398,947	3/15/23	8,171
New Taiwan Dollar	930,921	USD	31,000	BNP	30,339	3/15/23	661
New Taiwan Dollar	11,418,240	USD	380,000	BNP	372,125	3/15/23	7,875
New Taiwan Dollar	660,682	USD	22,000	JPM	21,532	3/15/23	468
New Taiwan Dollar	25,632,429	USD	864,063	SCB	835,576	3/17/23	28,487
New Taiwan Dollar	8,562,633	USD	283,362	GSC	279,265	3/21/23	4,097
New Taiwan Dollar	5,795,240	USD	191,743	HSBC	189,008	3/21/23	2,735
New Taiwan Dollar	4,642,521	USD	152,845	SCB	151,413	3/21/23	1,432
New Zealand Dollar	42,000	USD	26,098	GSC	25,962	3/2/23	136
Norwegian Krone	15,342,356	USD	1,478,840	BOA	1,477,101	3/2/23	1,739
Peruvian Sol	4,791,317	USD	1,204,151	GSC	1,256,373	5/10/23	(52,222)
Singapore Dollar	103,000	USD	78,626	BNP	76,471	4/14/23	2,155
South African Rand	1,926,023	USD	106,009	BNP	104,766	3/13/23	1,243

							3,823,950

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$3,544,181

At February 28, 2023, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency		Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Appreciation
iBoxx Investment Grade Index	SOFR	2.896%	PAM	*	6/20/23	BNP	USD 1,700,000	$20,598	$7,157	$13,441
iBoxx Investment Grade Index	SOFR	2.910%	PAM		6/20/23	BNP	USD 4,200,000	71,889	17,684	54,205
iBoxx Investment Grade Index	SOFR	2.914%	PAM		6/20/23	BNP	USD 3,300,000	60,190	13,894	46,296
iBoxx Investment Grade Index	SOFR	2.957%	PAM		9/20/23	BNP	USD 1,820,000	61,053	14,073	46,980
iBoxx Investment Grade Index	SOFR	2.971%	PAM		9/20/23	BOA	USD 2,000,000	57,070	15,733	41,337

								$270,800	$68,541	$202,259

* PAM — paid at maturity.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2023, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount	Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Thai Overnight Repurchase Rate	2.250%	3/15/28	3-Month	BOA	THB 10,710,000	$(2,470)	$976	$(3,446)
Pay	Thai Overnight Repurchase Rate	2.750%	3/15/33	3-Month	GSC	THB 14,470,000	(189)	1,802	(1,991)
Receive	Thai Overnight Repurchase Rate	2.000%	9/21/27	3-Month	SCB	THB 1,872,000	805	(124)	929
Receive	Thai Overnight Repurchase Rate	2.250%	9/21/27	3-Month	SCB	THB 8,500,000	894	(5,191)	6,085
Receive	Thai Overnight Repurchase Rate	2.250%	9/21/27	3-Month	SCB	THB 24,400,000	2,566	(3,921)	6,487
Receive	Thai Overnight Repurchase Rate	2.250%	3/15/28	3-Month	BOA	THB 28,140,000	6,489	(3,311)	9,800
Receive	Thai Overnight Repurchase Rate	2.250%	3/15/28	3-Month	GSC	THB 38,217,000	8,812	(2,081)	10,893
Receive	Thai Overnight Repurchase Rate	2.250%	3/15/28	3-Month	GSC	THB 43,340,000	9,994	(4,064)	14,058
Receive	Thai Overnight Repurchase Rate	2.250%	3/15/28	3-Month	SCB	THB 29,828,000	6,878	(2,862)	9,740
Receive	3-Month MYR-KLIBOR	3.500%	9/21/27	3-Month	SCB	MYR 1,500,000	3,224	1,129	2,095
Receive	3-Month MYR-KLIBOR	3.500%	9/21/27	3-Month	BOA	MYR 2,800,000	6,018	1,407	4,611
Receive	3-Month MYR-KLIBOR	4.000%	9/21/27	3-Month	BOA	MYR 1,679,000	(4,948)	1,925	(6,873)
Receive	3-Month MYR-KLIBOR	3.250%	3/16/32	3-Month	BOA	MYR 272,000	3,455	(580)	4,035
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	3-Month	BOA	MYR 100,000	802	(17)	819
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	3-Month	SCB	MYR 400,000	3,208	(1,240)	4,448
Pay	6-Month Thailand Fixing Rate	2.750%	9/21/32	6-Month	BOA	THB 9,200,000	3,919	(246)	4,165
Pay	6-Month Thailand Fixing Rate	3.250%	6/15/32	6-Month	BOA	THB 400,000	613	60	553

							$50,070	$(16,338)	$66,408

At February 28, 2023, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	$(210,309)	$(90,197)	$(120,112)
Receive	3-Month Australian Bank Bill	3.750%	3/15/24	3-Month	AUD	20,700,000	62,363	23,775	38,588
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	(119,187)	(380)	(118,807)
Pay	3-Month Canadian Bank Bill	1.250%	6/16/31	6-Month	CAD	600,000	(81,765)	(83,214)	1,449
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	(242,115)	(27,393)	(214,722)
Pay	3-Month Canadian Bank Bill	1.585%	7/19/31	6-Month	CAD	800,000	(94,023)	(53,520)	(40,503)
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	(67,022)	2,503	(69,525)
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	800,000	(68,600)	12,573	(81,173)
Receive	3-Month Canadian Bank Bill	3.250%	3/15/28	6-Month	CAD	990,000	19,343	(3,062)	22,405
Pay	3-Month FRA New Zealand Bank Bill	3.000%	12/15/23	6-Month	NZD	4,400,000	(60,334)	(779)	(59,555)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	1,800,000	(51,021)	(18,296)	(32,725)
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/14/24	6-Month	NZD	10,100,000	(93,989)	(22,659)	(71,330)
Pay	3-Month FRA New Zealand Bank Bill	4.750%	3/20/25	6-Month	NZD	3,900,000	(9,901)	(3,519)	(6,382)
Pay	3-Month SEK-STIBOR-SIDE	0.500%	6/19/24	12-Month	SEK	4,800,000	(20,236)	6,261	(26,497)
Pay	3-Month USD-LIBOR	1.500%	12/15/28	6-Month	USD	3,100,000	(441,936)	55,638	(497,574)
Pay	3-Month USD-LIBOR	1.518%	1/20/29	6-Month	USD	100,000	(14,007)	—	(14,007)
Pay	3-Month USD-LIBOR	1.545%	1/20/29	6-Month	USD	900,000	(124,779)	—	(124,779)
Pay	3-Month USD-LIBOR	1.630%	1/26/29	6-Month	USD	200,000	(26,750)	—	(26,750)
Receive	3-Month USD-LIBOR	0.250%	3/30/23	6-Month	USD	1,200,000	12,774	122	12,652
Receive	3-Month USD-LIBOR	0.400%	3/30/26	6-Month	USD	850,000	108,891	17,606	91,285
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	200,000	46,811	11,329	35,482
Receive	3-Month USD-LIBOR	1.250%	12/15/26	6-Month	USD	2,400,000	285,904	(29,693)	315,597
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	90,256	(30,011)	120,267
Receive	3-Month USD-LIBOR	1.750%	12/15/31	6-Month	USD	200,000	33,744	(7,578)	41,322
Pay	6-Month Australian Bank Bill	4.250%	3/15/33	6-Month	AUD	300,000	(3,156)	(3,835)	679

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	4.500%	9/15/32	6-Month	AUD	13,600,000	$(55,842)	$9,186	$(65,028)
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	200,000	(9,092)	—	(9,092)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(56,268)	—	(56,268)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(34,225)	—	(34,225)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(21,958)	—	(21,958)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(48,325)	—	(48,325)
Pay	6-Month EURIBOR	1.500%	3/15/25	12-Month	EUR	4,900,000	(224,338)	(100,791)	(123,547)
Pay	6-Month EURIBOR	1.500%	3/15/28	12-Month	EUR	22,200,000	(1,987,664)	(1,434,225)	(553,439)
Pay	6-Month EURIBOR	1.750%	3/15/33	12-Month	EUR	2,580,000	(341,570)	(335,971)	(5,599)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	(646,750)	141,469	(788,219)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(282,554)	176,898	(459,452)
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	(15,539)	47,415	(62,954)
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	22,802	6,520	16,282
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	56,021	11,996	44,025
Receive	6-Month EURIBOR	1.500%	3/15/53	12-Month	EUR	4,650,000	1,183,053	991,206	191,847
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	8,942	(33,464)	42,406
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	580,000,000	(263,695)	(20,750)	(242,945)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	320,000,000	(146,194)	(93,227)	(52,967)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.200%	6/19/29	6-Month	JPY	410,000,000	(81,397)	55,540	(136,937)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(16,648)	(1,479)	(15,169)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(98,079)	(28,522)	(69,557)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	160,000,000	(219,568)	(181,064)	(38,504)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.700%	3/15/52	12-Month	JPY	40,000,000	(35,281)	(4,225)	(31,056)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.800%	6/15/52	12-Month	JPY	170,000,000	(120,698)	(85,372)	(35,326)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	12/15/26	12-Month	JPY	770,000,000	74,882	58,417	16,465
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	67,507	(20,457)	87,964
Receive	China 7-Day Reverse Repo Index	2.500%	9/15/26	3-Month	CNY	15,400,000	24,305	14,710	9,595
Receive	China 7-Day Reverse Repo Index	2.500%	6/15/27	3-Month	CNY	4,800,000	11,015	65	10,950
Receive	China 7-Day Reverse Repo Index	2.500%	9/21/27	3-Month	CNY	4,800,000	12,441	3,245	9,196
Receive	China 7-Day Reverse Repo Index	2.500%	12/21/27	3-Month	CNY	13,900,000	39,664	6,698	32,966
Receive	China 7-Day Reverse Repo Index	2.750%	9/15/26	3-Month	CNY	13,500,000	3,992	(10,868)	14,860
Pay	Euro Short-Term Rate Market Index	1.000%	11/23/24	12-Month	EUR	3,900,000	(188,731)	(127,242)	(61,489)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	3/15/28	6-Month	INR	75,775,000	(6,745)	862	(7,607)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	3/15/28	6-Month	INR	114,500,000	(10,191)	(246)	(9,945)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	3/15/28	6-Month	INR	156,676,000	33,543	1,687	31,856
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	3/16/32	6-Month	INR	22,000,000	9,279	15,809	(6,530)
Pay	KSDA South Korea Daily Closing of 3-Month CD	3.250%	3/15/28	3-Month	KRW	2,717,500,000	(36,661)	(8,262)	(28,399)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Singapore Overnight Index Average	2.500%	9/21/27	6-Month	SGD	1,600,000	$(51,704)	$(10,666)	$(41,038)
Pay	Singapore Overnight Index Average	2.750%	6/15/27	6-Month	SGD	700,000	(15,966)	(1,267)	(14,699)
Pay	Singapore Overnight Index Average	2.750%	9/21/27	6-Month	SGD	4,569,000	(108,592)	(40,868)	(67,724)
Pay	Singapore Overnight Index Average	3.000%	6/15/27	6-Month	SGD	1,600,000	(24,220)	(3,061)	(21,159)
Pay	Singapore Overnight Index Average	3.250%	12/21/27	6-Month	SGD	190,000	(1,297)	1,623	(2,920)
Pay	SOFR	1.500%	6/15/52	12-Month	USD	700,000	(231,549)	(19,768)	(211,781)
Pay	SOFR	1.695%	11/15/31	12-Month	USD	3,200,000	(490,314)	(5,345)	(484,969)
Pay	SOFR	1.750%	6/15/52	12-Month	USD	300,000	(83,001)	(90,585)	7,584
Pay	SOFR	2.906%	9/16/52	12-Month	USD	400,000	(25,570)	—	(25,570)
Pay	SOFR	2.968%	6/30/24	12-Month	USD	10,400,000	(344,101)	—	(344,101)
Pay	SOFR	3.050%	9/8/29	12-Month	USD	100,000	(4,701)	—	(4,701)
Pay	SOFR	3.100%	9/9/29	12-Month	USD	400,000	(17,582)	—	(17,582)
Pay	SOFR	3.225%	9/30/29	12-Month	USD	8,600,000	(275,749)	30,000	(305,749)
Pay	SOFR	3.295%	5/31/27	12-Month	USD	700,000	(21,080)	—	(21,080)
Pay	SOFR	3.310%	5/31/27	12-Month	USD	3,500,000	(103,440)	(1,873)	(101,567)
Pay	SOFR	3.329%	5/31/27	12-Month	USD	3,700,000	(106,820)	—	(106,820)
Pay	SOFR	3.340%	2/23/30	12-Month	USD	800,000	(21,365)	—	(21,365)
Pay	SOFR	3.361%	5/31/27	12-Month	USD	700,000	(19,367)	—	(19,367)
Pay	SOFR	3.385%	5/31/27	12-Month	USD	4,000,000	(107,048)	—	(107,048)
Pay	SOFR	3.400%	2/23/33	12-Month	USD	500,000	(9,934)	—	(9,934)
Pay	SOFR	3.420%	2/15/33	12-Month	USD	600,000	(11,100)	—	(11,100)
Pay	SOFR	3.454%	6/30/29	12-Month	USD	1,200,000	(26,914)	—	(26,914)
Pay	SOFR	3.470%	2/22/30	12-Month	USD	800,000	(15,095)	—	(15,095)
Pay	SOFR	3.898%	6/30/29	12-Month	USD	1,400,000	4,065	—	4,065
Receive	SOFR	0.500%	6/15/24	12-Month	USD	800,000	62,483	7,740	54,743
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	118,647	3,719	114,928
Receive	SOFR	1.000%	6/15/27	12-Month	USD	1,600,000	217,521	58,831	158,690
Receive	SOFR	1.750%	6/15/24	12-Month	USD	8,000,000	428,068	367,708	60,360
Receive	SOFR	1.750%	6/15/27	12-Month	USD	11,100,000	1,127,077	584,956	542,121
Receive	SOFR	1.750%	6/15/29	12-Month	USD	800,000	85,815	53,935	31,880
Receive	SOFR	2.730%	4/30/29	12-Month	USD	3,200,000	209,285	—	209,285
Receive	SOFR	2.750%	6/21/53	12-Month	USD	10,000	794	660	134
Receive	SOFR	2.817%	4/30/29	12-Month	USD	1,600,000	96,505	—	96,505
Receive	SOFR	2.819%	4/30/29	12-Month	USD	900,000	54,208	—	54,208
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	309,371	(3,697)	313,068
Receive	SOFR	3.000%	6/21/33	12-Month	USD	3,330,000	157,245	132,944	24,301
Receive	SOFR	3.048%	11/15/32	12-Month	USD	4,500,000	209,504	—	209,504
Receive	SOFR	3.070%	11/15/32	12-Month	USD	1,100,000	49,344	—	49,344
Receive	SOFR	3.083%	11/15/32	12-Month	USD	1,400,000	61,322	—	61,322
Receive	SOFR	3.086%	11/15/32	12-Month	USD	1,100,000	47,886	11,057	36,829
Receive	SOFR	3.089%	11/15/32	12-Month	USD	2,300,000	99,575	—	99,575
Receive	SOFR	3.173%	11/15/32	12-Month	USD	200,000	7,326	(989)	8,315
Receive	SOFR	3.139%	11/15/32	12-Month	USD	1,800,000	70,757	—	70,757
Receive	SOFR	3.250%	6/21/28	12-Month	USD	800,000	21,771	10,515	11,256
Receive	SOFR	3.300%	5/31/27	12-Month	USD	7,400,000	221,585	18,177	203,408
Pay	South Korean Won Certificate of Deposit	3.000%	9/21/27	3-Month	KRW	2,728,450,000	(62,036)	(25,447)	(36,589)
Pay	South Korean Won Certificate of Deposit	3.000%	3/15/28	3-Month	KRW	1,824,560,000	(40,495)	(4,954)	(35,541)
Pay	South Korean Won Certificate of Deposit	3.500%	3/15/28	3-Month	KRW	2,294,959,000	(10,986)	(290)	(10,696)
Pay	Sterling Overnight Index Average	2.000%	3/15/33	12-Month	GBP	5,800,000	(996,605)	(1,003,468)	6,863
Pay	Sterling Overnight Index Average	2.000%	3/15/53	12-Month	GBP	400,000	(132,413)	(118,635)	(13,778)
Pay	Sterling Overnight Index Average	2.250%	3/15/28	12-Month	GBP	1,300,000	(125,007)	(80,629)	(44,378)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Sterling Overnight Index Average	2.500%	3/15/25	12-Month	GBP	1,300,000	$(60,688)	$(43,000)	$(17,688)
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	600,000	(36,909)	—	(36,909)

							$(4,391,105)	$(1,361,448)	$(3,029,657)

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	3/7/24	USD	1,100,000	$946	$18	$928
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	782	(1,135)	1,917
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	1,043	(2,444)	3,487
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	831	115	716
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	498	(77)	575

					$4,100	$(3,523)	$7,623

At February 28, 2023, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues — Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit 2/28/23 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	BCLY	0.276%	USD	200,000	$(838)	$(3,815)	$2,977
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	GSC	0.276%	USD	500,000	(2,094)	(9,653)	7,559
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BCLY	0.249%	USD	600,000	(2,562)	(15,056)	12,494
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BNP	0.249%	USD	400,000	(1,708)	(9,884)	8,176
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	HSBC	0.249%	USD	200,000	(854)	(4,989)	4,135
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	JPM	0.249%	USD	400,000	(1,708)	(9,580)	7,872

								$(9,764)	$(52,977)	$43,213

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Sovereign Issue — Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/23 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.535%	USD	300,000	$3,659	$(7,348)	$11,007

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/23 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit CDX North America Investment Grade Series 39 10-Year Index, NR	(1.000)%	12/20/32	3-Month	1.157%	USD	5,800,000	$59,163	$131,253	$(72,090)
Markit iTraxx Europe Series 38 10-Year Index, NR	(1.000)%	12/20/32	3-Month	1.182%	EUR	6,600,000	85,484	163,281	(77,797)

							$144,647	$294,534	$(149,887)

Centrally Cleared — Credit Default Swaps on Corporate Issues and Indexes — Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/23 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC, BB+	5.000%	6/20/25	3-Month	1.817%	USD	200,000	$15,747	$7,947	$7,800
Jaguar Land Rover Automotive PLC, B+	5.000%	6/20/26	3-Month	6.604%	EUR	200,000	(7,267)	12,873	(20,140)
Markit CDX North America Investment Grade Series 39 5-Year Index, NR	1.000%	12/20/27	3-Month	0.758%	USD	3,900,000	47,259	46,093	1,166
Markit iTraxx Europe Series 38 5-Year Index, NR	1.000%	12/20/27	3-Month	0.795%	EUR	900,000	10,380	11,607	(1,227)
Rolls-Royce PLC, BB-	1.000%	6/20/26	3-Month	1.917%	EUR	200,000	(5,465)	(15,002)	9,537

							$60,654	$63,518	$(2,864)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

At February 28, 2023, International Fixed Income Fund held the following OTC Cross-Currency Swap Contract:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)	Market Value	Upfront Payment (Received)	Unrealized Depreciation

Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD 1,449,000	AUD 2,100,000	$(33,846)	$(3,920)	$(29,926)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At February 28, 2023, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,379,000 for open centrally cleared swap contracts.

At February 28, 2023, International Fixed Income Fund had cash collateral from brokers in the amount of $3,156,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	BOA	— Bank of America
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
CNY	— China Yuan Renminbi	GSC	— Goldman Sachs & Co.
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	SCB	— Standard Chartered Bank
ILS	— Israeli New Shekel	SOG	— Societe Generale SA
INR	— Indian Rupee	UBS	— UBS Securities LLC
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

MUNICIPAL BONDS — 81.0%

Alaska — 0.2%
		Northern Tobacco Securitization Corp., Revenue Bonds:
$105,000	BBB+	Series A, 4.000% due 6/1/50	$91,890
5,000	A	Series B1, 0.500% due 6/1/31	4,974
80,000	BBB-	Series B1, 4.000% due 6/1/50	76,421

		Total Alaska	173,285

Arizona — 4.1%
530,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas – Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(a)	453,982
2,815,000	A	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., AMT, 5.000% due 6/1/49(b)(c)	2,830,205
150,000	NR	Industrial Development Authority of the County of Pima (The), Revenue Bonds, Imagine East Mesa Charter School, 3.250% due 7/1/24(a)	147,599
400,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(a)	392,042

		Total Arizona	3,823,828

California — 17.8%
195,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 8/1/51(a)	140,652
10,615,000	NR	California County Tobacco Securitization Agency, Revenue Bonds, zero coupon due 6/1/55	688,312
500,000	A+	California Health Facilities Financing Authority, Revenue Bonds, Providence St. Joseph Health, Series A, 3.000% due 10/1/47	361,341
		California School Finance Authority, Revenue Bonds:
640,000	BBB	Aspire Public School Obligation Group, 5.000% due 8/1/32(a)	671,084
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(a)	231,180
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	963,442
1,000,000	A+	Series D, 5.000% due 11/1/46	1,091,396
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(a)	742,559
165,000	AAA	City & County of San Francisco, GO, Series R1, 5.000% due 6/15/32	198,825
1,000,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, AMT, 3.250% due 5/15/49(c)	766,949
1,565,000	AA+	County of Los Angeles Public Works Financing Authority, Revenue Bonds, Green Bond, LACMA Building for the Permanent Collection Project, Series A, 3.000% due 12/1/50	1,173,571
		CSCDA Community Improvement Authority, Revenue Bonds:
100,000	NR	3.125% due 8/1/56(a)	70,216
805,000	NR	3.250% due 4/1/57(a)	555,584
140,000	NR	4.000% due 10/1/56(a)	116,537
125,000	NR	4.000% due 12/1/56(a)	92,122
185,000	NR	Series A2A, 4.000% due 12/1/58(a)	139,926
100,000	NR	Series B, 4.000% due 12/1/59(a)	64,999
500,000	Aa3(d)	Livermore Valley Joint Unified School District, GO, 4.000% due 8/1/46	479,052
		Los Angeles Department of Water & Power, Revenue Bonds:
500,000	Aa2(d)	Series A, 5.000% due 7/1/47	539,796
1,000,000	Aa2(d)	Series B, 5.000% due 7/1/47	1,094,514
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,563,756
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,080,507
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	588,252
500,000	A2(d)	San Diego County Regional Airport Authority, Revenue Bonds, Series A, 4.000% due 7/1/51	467,704
485,000	Aa3(d)	San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 8/1/43	521,482
500,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series 2020, 4.000% due 5/1/39(c)	477,364
475,000	Aa2(d)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	476,555

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

California — 17.8% — (continued)
$1,000,000	AA-	State of California, GO, 5.000% due 4/1/31	$1,169,184

		Total California	16,526,861

Colorado — 2.4%
750,000	AA-	City & County of Denver, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	794,042
1,435,000	AA+	City of Colorado Springs, Utilities System Revenue, Revenue Bonds, System Improvement, Series B2, 5.000% due 11/15/38	1,447,485

		Total Colorado	2,241,527

District of Columbia — 1.2%
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	389,893
700,000	AA-	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	687,911

		Total District of Columbia	1,077,804

Florida — 6.1%
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,037,849
665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	634,693
		Capital Projects Finance Authority, Revenue Bonds:
225,000	Baa3(d)	Florida University Project, Series A1, 5.000% due 10/1/26	224,626
100,000	Ba1(d)	Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(a)	95,068
2,500,000	NR	Capital Trust Agency Inc., Revenue Bonds, Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	123,309
1,400,000	A+	City of Cape Coral, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,463,762
190,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	184,468
		Florida Development Finance Corp., Revenue Bonds:
190,000	NR	Waste Pro USA Inc. Project, AMT, 5.000% due 5/1/29(a)(c)	177,159
100,000	BBB	Mater Academy Project, Series A, Series A, 5.000% due 6/15/56	91,278
45,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	44,269
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	263,514
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, 4.000% due 10/1/52	895,478
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	291,416
140,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	137,096

		Total Florida	5,663,985

Georgia — 3.2%
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(d)	Series A, 4.000% due 7/1/52(b)	2,499,589
435,000	A3(d)	Series A, 4.000% due 9/1/52(b)	427,054

		Total Georgia	2,926,643

Guam — 0.1%
		Territory of Guam, Revenue Bonds:
15,000	Ba1(d)	Series A, 5.000% due 11/1/27	15,705
15,000	Ba1(d)	Series A, 5.000% due 11/1/28	15,892
15,000	Ba1(d)	Series A, 5.000% due 11/1/29	16,051

		Total Guam	47,648

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Illinois — 2.0%
$600,000	A	Illinois Finance Authority, Revenue Bonds, DePaul University, 5.000% due 10/1/36	$624,127
1,270,000	A-	State of Illinois, GO, Series D, 5.000% due 11/1/23	1,279,191

		Total Illinois	1,903,318

Indiana — 3.8%
2,815,000	Aa3(d)	Indiana Finance Authority, Revenue Bonds, Franciscan Alliance Inc., Series A, 4.000% due 11/1/51	2,523,876
1,000,000	A+	Indiana Municipal Power Agency, Revenue Bonds, Power Supply, Series C, 5.000% due 1/1/37	1,033,519

		Total Indiana	3,557,395

Iowa — 1.1%
135,000	NR	Iowa Tobacco Settlement Authority, Revenue Bonds, Series B2, zero coupon due 6/1/65	14,567
1,000,000	A3(d)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	1,029,321

		Total Iowa	1,043,888

Kentucky — 0.2%
230,000	NR	City of Henderson, Revenue Bonds, AMT, Pratt Paper LLC Project, Series A, 4.450% due 1/1/42(a)(c)	219,258

Louisiana — 0.6%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds:
250,000	A	Series B, 5.000% due 1/1/37(c)	256,880
250,000	A	Series B, 5.000% due 1/1/38(c)	256,189

		Total Louisiana	513,069

Maryland — 1.2%
		City of Baltimore, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.750% due 6/1/24(a)	194,666
125,000	NR	Series A, 2.800% due 6/1/25(a)	119,282
135,000	NR	Series A, 2.850% due 6/1/26(a)	126,549
25,000	NR	Series B, 3.000% due 6/1/24(a)	24,371
630,000	Baa3(d)	Maryland Economic Development Corp., Revenue Bonds, AMT, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(c)	630,927

		Total Maryland	1,095,795

Massachusetts — 1.1%
1,000,000	AA	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,047,016

Michigan — 1.0%
		Michigan Finance Authority, Revenue Bonds:
200,000	BB+	Cesar Chavez Academy Project, 3.250% due 2/1/24	197,290
190,000	A1(d)	McLaren Health Care Corp., Series D2, 1.200% due 10/15/38(b)	168,632
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	527,915

		Total Michigan	893,837

Mississippi — 0.1%
115,000	B+	Mississippi Business Finance Corp., Revenue Bonds, AMT, 7.750% due 7/15/47(b)(c)	114,908

Nebraska — 0.6%
500,000	A2(d)	Central Plains Energy Project, Revenue Bonds, Series 1, 5.000% due 5/1/53(b)	515,267

Nevada — 0.1%
50,000	Ba1(d)	City of Sparks, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(a)	48,671

New Hampshire — 0.9%
1,000,000	B+	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., AMT, Remarketing, 2.950% due 4/1/29(a)(c)	868,271

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

New Jersey — 2.8%
$100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	$104,158
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, Series A, 5.125% due 11/1/29(a)	213,489
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,250,000	A+	Highway Reimbursement, Series A, 5.000% due 6/15/30	1,315,134
1,000,000	BBB+	Series A, 4.000% due 6/15/40	958,274

		Total New Jersey	2,591,055

New York — 7.9%
1,000,000	AA	City of New York, GO, Series B, 5.250% due 10/1/47	1,100,528
500,000	AA+	New York City Municipal Water Finance Authority, Revenue Bonds, Series CC1, 4.000% due 6/15/51	471,590
1,800,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/43	1,844,481
500,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	524,489
180,000	AA+	New York State Thruway Authority, Revenue Bonds, Series A, 4.125% due 3/15/52	171,529
225,000	Baa3(d)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(c)	219,284
1,000,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 230, 3.000% due 12/1/31	999,177
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
275,000	AA+	Series C1A, 5.000% due 5/15/39	304,751
1,000,000	AA+	Series C3, 4.000% due 5/15/51	915,902
660,000	AA+	Series D2, 5.500% due 5/15/52	748,352

		Total New York	7,300,083

North Dakota — 0.9%
1,000,000	Aa1(d)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	864,163

Ohio — 2.3%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
525,000	BBB+	Series A2, 3.000% due 6/1/48	379,547
900,000	BBB+	Series A2, 4.000% due 6/1/48	788,066
455,000	NR	Series B2, 5.000% due 6/1/55	413,795
600,000	Baa3(d)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	566,581

		Total Ohio	2,147,989

Oregon — 0.5%
500,000	A+	Oregon State Facilities Authority, Revenue Bonds, Legacy Health Project, Series A, 4.125% due 6/1/52	457,190

Pennsylvania — 1.1%
100,000	BB	Bucks County Industrial Development Authority, Revenue Bonds, Grand View Hospital Project, 5.000% due 7/1/28	102,891
		Pennsylvania Turnpike Commission, Revenue Bonds:
170,000	A+	Series A, 4.000% due 12/1/45	158,093
830,000	A+	Series A, 4.000% due 12/1/46	767,400

		Total Pennsylvania	1,028,384

Puerto Rico — 1.2%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	595,198
90,000	NR	Series A1, 5.000% due 7/1/58	83,502
230,000	NR	Series A1, zero coupon due 7/1/24	216,825

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Puerto Rico — 1.2% — (continued)
$216,000	NR	Series A2, 4.784% due 7/1/58	$193,075

		Total Puerto Rico	1,088,600

South Carolina — 2.3%
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,142,860

Tennessee — 0.8%
245,000	Baa1(d)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	260,473
495,000	Aa2(d)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	491,389

		Total Tennessee	751,862

Texas — 5.5%
630,000	AA-	City of Dallas, GO, 5.000% due 2/15/28	688,767
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(a)	455,530
1,000,000	AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,033,392
795,000	Aaa(d)	Northside Independent School District, GO, PSF-GTD-Insured, 5.000% due 6/1/50(b)	742,017
1,250,000	AA+	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,295,436
1,000,000	AA-	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospitals of Dallas, 4.000% due 10/1/52	904,594

		Total Texas	5,119,736

Utah — 0.6%
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	542,602

Virginia — 2.4%
1,000,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 4.000% due 7/1/52	926,908
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Program, 5.000% due 2/1/32	1,173,787
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	82,395
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(c)	83,770

		Total Virginia	2,266,860

Washington — 3.0%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,099,734
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,627,246
100,000	BB(e)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(a)	96,169

		Total Washington	2,823,149

Wisconsin — 1.9%
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, Series A, 4.000% due 8/15/40	1,228,688
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	535,236

		Total Wisconsin	1,763,924

		TOTAL MUNICIPAL BONDS (Cost — $78,443,685)	75,190,731

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Shares/Units	Security	Value

CLOSED END MUTUAL FUND SECURITY — 2.8%

United States — 2.8%
25,000	iShares® National Muni Bond ETF, Common Class Shares (Cost — $2,593,877)	$2,636,250

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $81,037,562)	77,826,981

Face Amount†

SHORT-TERM INVESTMENTS — 15.3%

TIME DEPOSITS — 15.3%
$1,903,317	Citibank — New York, 3.920% due 3/1/23	1,903,317
12,274,806	Sumitomo Mitsui Banking Corp. — Tokyo, 3.920% due 3/1/23	12,274,806

	TOTAL SHORT-TERM INVESTMENTS (Cost — $14,178,123)	14,178,123

	TOTAL INVESTMENTS — 99.1% (Cost — $95,215,685)	92,005,104

	Other Assets in Excess of Liabilities — 0.9%	832,865

	TOTAL NET ASSETS — 100.0%	$92,837,969

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2023, amounts to $6,456,965 and represents 7.0% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2023.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.

At February 28, 2023, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Municipal Bond Fund	$95,215,685	$626,103	$(3,782,116)	$(3,156,013)

Abbreviations used in this schedule:
AMT	— Alternative Minimum Tax
ETF	— Exchange Traded Fund
GO	— General Obligation
PSF-GTD	— Permanent School Fund Guaranteed
SCH BD GTY	— Oregon School Bond Guaranty

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Summary of Investments by Industry^
General Obligation	28.5%
Health Care Providers & Services	11.8
Water and Sewer	5.4
Development	5.2
Airport	5.1
School District	4.7
Tobacco Settlement	3.9
Education	3.5
Capital Markets	2.9
Transportation	2.9
Utilities	2.7
Power	2.4
Single Family Housing	2.0
Multifamily Housing	1.4
Pollution	0.9
Higher Education	0.7
Nursing Homes	0.4
Housing	0.2
Short-Term Investments	15.4

Total Investments	100.0%

^	As a percentage of total investments.

At February 28, 2023, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Note June Futures	35	6/23	$3,752,104	$3,746,914	$5,190
U.S. Treasury 10-Year Note June Futures	27	6/23	3,016,046	3,014,718	1,328
U.S. Treasury Long Bond June Futures	36	6/23	4,555,925	4,507,875	48,050

					$54,568

At February 28, 2023, Municipal Bond Fund had deposited cash of $252,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 103.0%
		U.S. Treasury Inflation Indexed Bonds:
$1,905,206		2.375% due 1/15/25	$1,918,822
2,277,449		2.000% due 1/15/26	2,285,202
1,979,158		1.750% due 1/15/28	1,986,732
2,919,533		3.625% due 4/15/28	3,194,247
1,924,273		2.500% due 1/15/29	2,017,882
2,251,346		3.875% due 4/15/29	2,542,278
40,130		3.375% due 4/15/32	46,228
1,071,073		2.125% due 2/15/40	1,152,902
880,939		2.125% due 2/15/41	948,078
2,364,282		0.750% due 2/15/42	2,017,081
890,735		0.625% due 2/15/43	733,289
2,381,408		1.375% due 2/15/44	2,253,813
1,285,588		0.750% due 2/15/45	1,066,633
1,615,854		1.000% due 2/15/46	1,403,734
1,586,081		0.875% due 2/15/47	1,329,770
1,227,641		1.000% due 2/15/48	1,055,675
943,576		1.000% due 2/15/49	810,465
1,108,253		0.250% due 2/15/50	774,690
1,367,988		0.125% due 2/15/51	912,065
533,090		0.125% due 2/15/52	354,286
		U.S. Treasury Inflation Indexed Notes:
4,579,200		0.625% due 1/15/24(a)	4,536,574
4,118,765		0.500% due 4/15/24	4,049,590
2,660,663		0.125% due 10/15/24	2,589,643
3,906,736		0.125% due 4/15/25	3,754,803
1,877,325		0.375% due 7/15/25	1,818,810
571,930		0.125% due 10/15/25	548,369
3,447,488		0.625% due 1/15/26	3,330,462
1,584,422		0.125% due 4/15/26	1,500,063
2,395,917		0.125% due 7/15/26	2,273,020
2,063,666		0.125% due 10/15/26(a)	1,950,239
2,739,934		0.375% due 1/15/27	2,598,792
840,944		0.125% due 4/15/27(a)	786,710
2,802,746		0.375% due 7/15/27	2,655,569
1,402,688		1.625% due 10/15/27(a)	1,403,461
5,628,757		0.500% due 1/15/28(a)	5,322,306
7,697,294		0.750% due 7/15/28(a)	7,375,674
3,161,880		0.875% due 1/15/29	3,033,117
3,210,550		0.250% due 7/15/29	2,964,315
1,776,513		0.125% due 1/15/30	1,612,258
2,627,729		0.125% due 7/15/30	2,377,672
2,291,681		0.125% due 1/15/31	2,055,877
5,769,398		0.125% due 7/15/31(a)	5,154,634
4,175,691		0.125% due 1/15/32	3,696,604
5,516,154		0.625% due 7/15/32(a)	5,106,898

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $110,468,456)	101,299,332

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9%
		Alternative Loan Trust:
190,283	Caa2(b)	Series 2006-HY11, Class A1, 4.857% (1-Month USD-LIBOR + 0.240%) due 6/25/36(c)	170,512
30,513	NR	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	26,061
412,776	Caa3(b)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(c)	339,161
300,000	Aaa(b)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.842% (3-Month USD-LIBOR + 1.050%) due 1/15/32(c)(d)	296,964

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9% —(continued)
$17,485		NR	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.722% due 5/25/33(c)	$16,324
156,281		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 5.592% (1-Month USD-LIBOR + 0.975%) due 6/25/34(c)	157,013
300,000	EUR	Aaa(b)	Cairn CLO BV, Series 2018-10A, Class AR, 3.068% (3-Month EURIBOR + 0.780%) due 10/15/31(c)(d)	311,192
300,000	EUR	Aaa(b)	Carlyle Global Markets Strategis Euro CLO Ltd., Series 2014-2A, Class AR-1, 3.404% (3-Month EURIBOR + 0.750%) due 11/15/31(c)(d)	309,154
30,325		NR	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 4.977% (1-Month USD-LIBOR + 0.360%) due 3/25/35(c)(d)	28,943
			CHL Mortgage Pass-Through Trust:
518,836		NR	Series 2005-HYB6, Class 2A1, 3.792% due 10/20/35(c)	478,703
50,426		NR	Series 2005-HYB9, Class 2A1, 5.512% (1-Year USD-LIBOR + 1.750%) due 2/20/36(c)	44,731
86,007		Caa2(b)	Series 2006-6, Class A4, 6.000% due 4/25/36	47,492
121,402		NR	Series 2007-1, Class A1, 6.000% due 3/25/37	62,366
			Citigroup Mortgage Loan Trust:
4,387		NR	Series 2004-HYB2, Class 2A, 4.323% due 3/25/34(c)	4,084
119,995		Caa2(b)	Series 2007-AR4, Class 1A1A, 3.987% due 3/25/37(c)	104,544
17,664		CCC(e)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	16,396
262,973		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 4.767% (1-Month USD-LIBOR + 0.150%) due 9/29/36(c)(d)	254,523
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BBB-	Series 2005-CB3, Class M4, 3.370% (1-Month USD-LIBOR + 1.050%) due 6/25/35(c)	147,680
738,149		CC	Series 2007-CB6, Class A3, 4.264% (1-Month USD-LIBOR + 0.220%) due 7/25/37(c)(d)	499,076
			CWABS Asset-Backed Certificates Trust:
149,011		Caa2(b)	Series 2004-7, Class MV5, 3.605% (1-Month USD-LIBOR + 1.725%) due 11/25/34(c)	124,086
283,160		CC	Series 2007-1, Class 1A, 4.757% (1-Month USD-LIBOR + 0.140%) due 7/25/37(c)	257,282
58,289		D	Series 2007-6, Class 1A, 4.817% (1-Month USD-LIBOR + 0.200%) due 9/25/37(c)	50,812
311,537		CCC	Series 2007-8, Class 1A1, 4.807% (1-Month USD-LIBOR + 0.190%) due 11/25/37(c)	286,516
500,000	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 3.168% (3-Month EURIBOR + 0.880%) due 4/15/34(c)(d)	516,779
359,128		Aaa(b)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 5.772% (3-Month USD-LIBOR + 0.980%) due 4/15/28(c)(d)	357,541
660,252		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.717% (1-Month USD-LIBOR + 1.100%) due 5/25/37(c)(d)	633,992
239,378		NR	Government National Mortgage Association (GNMA), Series 2018-H15, Class FG, 3.858% (1-Year USD-LIBOR + 0.150%) due 8/20/68(c)	233,530
20,373		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	11,721
3,460		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.271% (1-Month USD-LIBOR + 0.680%) due 6/20/35(c)	3,108
289,511	EUR	AAA	Harvest CLO, Series 11A, Class ARR, 2.775% (3-Month EURIBOR + 0.650%) due 6/26/30(c)(d)	300,206
43,891		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 5.257% (1-Month USD-LIBOR + 0.640%) due 7/25/45(c)	36,604
227,671		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 5.077% (1-Month USD-LIBOR + 0.460%) due 3/25/36(c)	213,439
106,046		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.038% (1-Month USD-LIBOR + 1.450%) due 12/15/31(c)(d)	101,136
161,940	EUR	AAA	Jubilee CDO BV, Series 2015-16A, Class A1R, 2.846% (3-Month EURIBOR + 0.800%) due 12/15/29(c)(d)	169,804
227,286		NR	Lehman XS Trust, Series 2007-20N, Class A1, 6.917% (1-Month USD-LIBOR + 2.300%) due 12/25/37(c)	224,877
157,595		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 4.857% (1-Month USD-LIBOR + 0.240%) due 8/25/36(c)	67,509
66,589		Aaa(b)	Midocean Credit CLO V, Series 2016-5A, Class AR, 5.918% (3-Month USD-LIBOR + 1.120%) due 7/19/28(c)(d)	66,508

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9% —(continued) — (continued)
$118,915		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 5.635% (3-Month USD-LIBOR + 0.820%) due 10/13/27(c)(d)	$119,079
5,659		NR	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 5.068% (1-Month USD-LIBOR + 0.480%) due 6/15/30(c)	5,475
			New Residential Mortgage Loan Trust:
37,933		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(c)(d)	35,282
197,840		Aaa(b)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(c)(d)	185,021
			Option One Mortgage Loan Trust:
92,557		CC	Series 2007-1, Class 1A1, 4.757% (1-Month USD-LIBOR + 0.140%) due 1/25/37(c)	62,194
89,564		CC	Series 2007-2, Class 1A1, 4.757% (1-Month USD-LIBOR + 0.140%) due 3/25/37(c)	59,551
324,481		Aaa(b)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 5.772% (3-Month USD-LIBOR + 0.980%) due 10/17/29(c)(d)	322,364
244,218		BBB	RASC Trust, Series 2006-KS3, Class M1, 5.112% (1-Month USD-LIBOR + 0.330%) due 4/25/36(c)	240,196
504,254		NR	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	186,115
			Securitized Asset-Backed Receivables LLC Trust:
463,696		CC	Series 2006-FR3, Class A3, 5.117% (1-Month USD-LIBOR + 0.500%) due 5/25/36(c)	253,156
95,535		CC	Series 2006-HE2, Class A2C, 4.917% (1-Month USD-LIBOR + 0.300%) due 7/25/36(c)	40,099
103,809		NR	Sequoia Mortgage Trust, Series 6, Class A, 5.238% (1-Month USD-LIBOR + 0.640%) due 4/19/27(c)	98,371
			Soundview Home Loan Trust:
210,166		CC	Series 2007-OPT1, Class 1A1, 4.817% (1-Month USD-LIBOR + 0.200%) due 6/25/37(c)	151,561
53,424		CCC	Series 2007-OPT2, Class 2A3, 4.797% (1-Month USD-LIBOR + 0.180%) due 7/25/37(c)	48,472
498,380	EUR	Aaa(b)	St Paul’s CLO DAC, Series 4A, Class ARR1, 3.279% (3-Month EURIBOR + 0.830%) due 4/25/30(c)(d)	516,969
86,000		Aaa(b)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 5.672% (3-Month USD-LIBOR + 0.880%) due 4/15/28(c)(d)	85,625
40,552		Aaa(b)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 5.648% (3-Month USD-LIBOR + 0.840%) due 4/20/28(c)(d)	40,480
190,639		Aaa(b)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 5.672% (3-Month USD-LIBOR + 0.880%) due 4/15/27(c)(d)	190,004
500,000		Aaa(b)	VMC Finance LLC, Series 2022-FL5, Class A, 6.334% (30-Day Average SOFR + 1.900%) due 2/18/39(c)(d)	492,650
			Voya CLO Ltd.:
348,743		Aaa(b)	Series 2017-1A, Class A1R, 5.742% (3-Month USD-LIBOR + 0.950%) due 4/17/30(c)(d)	345,797
268,510		AAA	Series 2017-2A, Class A1R, 5.772% (3-Month USD-LIBOR + 0.980%) due 6/7/30(c)(d)	266,715
			WaMu Mortgage Pass-Through Certificates Trust:
6,051		Baa1(b)	Series 2002-AR2, Class A, 3.315% (11th District Cost of Funds Index + 1.250%) due 2/27/34(c)	5,653
2,989		NR	Series 2002-AR17, Class 1A, 3.993% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(c)	2,737

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $11,690,623)	10,723,935

SOVEREIGN BONDS — 7.8%

Australia — 0.3%
290,000	AUD	Aaau(b)	Australia Government Bonds, 3.000% due 9/20/25	286,763

Canada — 0.5%
			Canadian Government Real Return Bonds:
522,969	CAD	AAA	4.250% due 12/1/26	423,227
58,900	CAD	AAA	0.500% due 12/1/50	35,095

			Total Canada	458,322

France — 1.3%
			French Republic Government Bonds OAT:
686,238	EUR	AAu(e)	0.100% due 3/1/26(d)	724,284
229,100	EUR	AAu(e)	0.100% due 7/25/31(d)	237,372

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

SOVEREIGN BONDS — 7.8% — (continued)

France — 1.3% — (continued)
$337,416	EUR	AAu(e)	0.100% due 7/25/38(d)	$324,890

			Total France	1,286,546

Italy — 3.8%
			Italy Buoni Poliennali Del Tesoro:
3,229,797	EUR	NR	1.400% due 5/26/25(d)	3,369,958
348,438	EUR	Baa3u(b)	0.400% due 5/15/30(d)	335,829

			Total Italy	3,705,787

Japan — 1.5%
			Japanese Government CPI Linked Bonds:
62,340,580	JPY	A1(b)	0.100% due 3/10/28	470,948
140,610,220	JPY	A1(b)	0.100% due 3/10/29	1,065,331

			Total Japan	1,536,279

New Zealand — 0.2%
270,000	NZD	AAA	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	201,485

Qatar — 0.2%
$200,000		AA	Qatar Government International Bonds, 3.875% due 4/23/23	199,615

			TOTAL SOVEREIGN BONDS (Cost — $8,705,450)	7,674,797

MORTGAGE-BACKED SECURITIES — 3.7%

FHLMC — 0.3%
			Federal Home Loan Mortgage Corp. (FHLMC):
192,691			3.500% due 6/1/52	175,648
97,040			3.000% due 7/1/52	85,484

			Total FHLMC	261,132

FNMA — 3.4%
			Federal National Mortgage Association (FNMA):
36,113			4.000% due 3/1/50	34,279
193,138			3.000% due 5/1/52	170,144
97,587			4.500% due 10/1/52	94,091
600,000			3.000% due 4/1/53(f)	528,469
2,700,000			4.000% due 4/1/53(f)	2,534,203

			Total FNMA	3,361,186

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $3,683,597)	3,622,318

CORPORATE BONDS & NOTES — 3.5%

Banks — 2.4%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	110,632
			NatWest Group PLC, Senior Unsecured Notes:
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	198,954
200,000		BBB	6.274% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	200,028
			Nykredit Realkredit AS, Covered Notes:
17,132,832	DKK	AAA	1.000% due 10/1/50	1,766,640
675,409	DKK	AAA	1.000% due 10/1/53	68,265
2	DKK	AAA	1.500% due 10/1/53	—

			Total Banks	2,344,519

Diversified Financial Services — 1.1%
			Jyske Realkredit AS, Covered Notes:
3,545,322	DKK	AAA	1.000% due 10/1/50	367,127
486,918	DKK	AAA	1.500% due 10/1/53	52,133

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

CORPORATE BONDS & NOTES — 3.5% — (continued)

Diversified Financial Services — 1.1% — (continued)
			Nordea Kredit Realkreditaktieselskab, Covered Notes:
$2,316,965	DKK	AAA	1.000% due 10/1/50	$239,735
100,002	DKK	AAA	1.500% due 10/1/53	9,681
			Realkredit Danmark AS, Covered Notes:
3,929,146	DKK	AAA	1.000% due 10/1/50	406,174
582,964	DKK	AAA	1.000% due 10/1/53	58,161
183,450	DKK	AAA	1.500% due 10/1/53	19,865

			Total Diversified Financial Services	1,152,876

			TOTAL CORPORATE BONDS & NOTES (Cost — $4,895,337)	3,497,395

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $139,443,463)	126,817,777

SHORT-TERM INVESTMENTS — 1.1%

TIME DEPOSITS — 1.1%
4,194	AUD		ANZ National Bank — London, 1.990% due 3/1/23	2,822
300	CAD		BBH — Grand Cayman, 3.330% due 3/1/23	220
			BNP Paribas — Paris:
445	SGD		2.200% due 3/1/23	330
4,581	NZD		2.850% due 3/1/23	2,831
15,782	SEK		DNB — Oslo, 1.760% due 3/1/23	1,508
5,001	ZAR		ING Bank — Amsterdam, 6.150% due 3/1/23	272
			Skandinaviska Enskilda Banken AB — Stockholm:
13,017,594	JPY		(0.520)% due 3/1/23	95,616
2,524	DKK		1.160% due 3/1/23	359
459	NOK		1.600% due 3/1/23	44
			Sumitomo Mitsui Banking Corp. — Tokyo:
155,291	EUR		1.530% due 3/1/23	164,236
933	GBP		2.920% due 3/1/23	1,122
$807,643			3.920% due 3/1/23	807,643

			TOTAL TIME DEPOSITS (Cost — $1,077,003)	1,077,003

			TOTAL SHORT-TERM INVESTMENTS (Cost — $1,077,003)	1,077,003

			TOTAL INVESTMENTS IN SECURITIES (Cost — $140,520,466)	127,894,780

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $68,276)	238,159

			TOTAL INVESTMENTS — 130.2% (Cost — $140,588,742)	128,132,939

			Liabilities in Excess of Other Assets — (30.2)%	(29,776,067)

			TOTAL NET ASSETS — 100.0%	$98,356,872

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2023.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2023, amounts to $11,438,137 and represents 11.6% of net assets.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund
(e)	Rating by Fitch Ratings Service.
(f)	This security is traded on a TBA basis (see Note 1).

At February 28, 2023, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$140,588,742	$6,641,433	$(18,811,718)	$(12,170,285)

Abbreviations used in this schedule:
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	79.1%
Collateralized Mortgage Obligations	8.4
Sovereign Bonds	6.0
Mortgage-Backed Securities	2.8
Corporate Bonds & Notes	2.7
Purchased Options	0.2
Short-Term Investments	0.8

Total Investments	100.0%

^	As a percentage of total investments.

At February 28, 2023, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,100,000	$54,587	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.237%	$238,159

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $68,276)				$238,159

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2023, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,600,000	$277,896	OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.340%	$399,516

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $70,560)				$399,516

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2023, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts	Security	Value

	Bank of America:
$1,952,250	4.730% due 4/5/23	$1,952,250

	NatWest Markets Securities Inc.:
4,343,000	4.620% due 3/8/23	4,343,000
6,208,500	4.610% due 3/14/23	6,208,500

	Nomura Securities International, Inc.:
15,982,753	4.710% due 4/5/23	15,982,753

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $28,486,503)	$28,486,503

For the period ended February 28, 2023, the daily average borrowing and interest rate under the reverse repurchase agreements were $30,211,864 and 3.787%, respectively.

At February 28, 2023, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bund March Futures	18	3/23	$2,550,212	$2,530,181	$(20,031)
U.S. Treasury 2-Year Note June Futures	94	6/23	19,228,659	19,150,297	(78,362)
U.S. Treasury 5-Year Note June Futures	53	6/23	5,710,666	5,673,899	(36,767)
U.S. Treasury Long Bond June Futures	10	6/23	1,268,594	1,252,188	(16,406)

					(151,566)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Government 3-Year Bond March Futures	8	3/23	$582,424	$574,464	$7,960
Euro-Bobl March Futures	11	3/23	1,388,354	1,339,958	48,396
Euro-BTP March Futures	24	3/23	2,970,597	2,860,342	110,255
Euro-Buxl 30-Year Bond March Futures	9	3/23	1,457,859	1,278,131	179,728
Euro-OAT March Futures	7	3/23	1,007,956	945,388	62,568
Euro-Schatz Note June Futures	176	6/23	19,507,220	19,511,874	(4,654)
Euro-Schatz Note March Futures	3	3/23	335,333	333,080	2,253
Japan Government 10-Year Bond March Futures	8	3/23	8,599,802	8,617,283	(17,481)
Short Euro-BTP June Futures	5	6/23	551,507	551,856	(349)
Short Euro-BTP March Futures	9	3/23	1,017,157	1,001,526	15,631
U.S. Treasury 10-Year Note June Futures	77	6/23	8,590,914	8,597,531	(6,617)
U.S. Treasury Ultra Long Bond June Futures	19	6/23	2,581,589	2,566,187	15,402
U.S. Ultra Long Bond June Futures	50	6/23	5,904,467	5,859,375	45,092

					458,184

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$306,618

At February 28, 2023, Inflation-Linked Fixed Income Fund had deposited cash of $821,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2023, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	255,884	USD	172,210	DUB	$172,146	3/2/23	$(64)
Canadian Dollar	633,409	USD	466,760	MLP	464,189	3/2/23	(2,571)
Danish Krone	10,401,141	USD	1,479,828	MLP	1,477,960	3/1/23	(1,868)
Euro	155,000	USD	169,153	BCLY	163,928	3/2/23	(5,225)
Euro	104,000	USD	112,141	BCLY	109,990	3/2/23	(2,151)
Euro	61,000	USD	64,915	BCLY	64,513	3/2/23	(402)
Euro	46,000	USD	48,965	BNP	48,650	3/2/23	(315)
Euro	57,000	USD	61,153	HSBC	60,283	3/2/23	(870)
Euro	6,737,000	USD	7,126,762	HSBC	7,125,051	3/2/23	(1,711)
Euro	58,000	USD	62,565	MLP	61,340	3/2/23	(1,225)
Euro	47,000	USD	50,568	SCB	49,708	3/2/23	(860)
Japanese Yen	134,523,049	USD	986,384	HSBC	988,087	3/2/23	1,703
Japanese Yen	20,400,000	USD	157,850	HSBC	149,840	3/2/23	(8,010)
New Zealand Dollar	295,000	USD	183,254	MLP	182,354	3/2/23	(900)
Peruvian Sol	91,056	USD	23,663	SCB	23,988	3/6/23	325
Peruvian Sol	813,798	USD	209,915	BNP	214,250	3/15/23	4,335
Peruvian Sol	676,927	USD	177,206	MLP	178,216	3/15/23	1,010

							(18,799)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	89,183	USD	62,570	BNP	$59,998	3/2/23	$2,572
Australian Dollar	80,888	USD	57,262	DUB	54,418	3/2/23	2,844
Australian Dollar	40,101	USD	28,203	MLP	26,978	3/2/23	1,225
Australian Dollar	48,000	USD	34,029	MLP	32,292	3/2/23	1,737
Australian Dollar	160,404	USD	114,097	MLP	107,911	3/2/23	6,186
Australian Dollar	162,692	USD	109,659	BNP	109,590	4/4/23	69
Australian Dollar	255,884	USD	172,423	DUB	172,364	4/4/23	59
British Pound	105,000	USD	129,495	MLP	126,283	3/2/23	3,212
Canadian Dollar	634,000	USD	476,746	MLP	464,622	3/2/23	12,124
Canadian Dollar	633,220	USD	466,760	MLP	464,198	4/4/23	2,562
Danish Krone	21,295,000	USD	3,107,066	BNP	3,025,932	3/1/23	81,134
Danish Krone	470,000	USD	68,953	DUB	66,786	3/1/23	2,167
Danish Krone	11,326,309	USD	1,610,524	MLP	1,613,183	4/3/23	(2,659)
Danish Krone	10,377,612	USD	1,479,828	MLP	1,478,062	4/3/23	1,766
Euro	215,000	USD	235,340	BNP	227,384	3/2/23	7,956
Euro	7,050,000	USD	7,670,351	MLP	7,456,081	3/2/23	214,270
Euro	6,737,000	USD	7,140,829	HSBC	7,139,882	4/4/23	947
Japanese Yen	176,986,399	USD	1,365,761	HSBC	1,299,984	3/2/23	65,777
Japanese Yen	22,017,539	USD	161,767	DUB	162,515	4/4/23	(748)
Japanese Yen	133,900,937	USD	986,384	HSBC	988,343	4/4/23	(1,959)
New Zealand Dollar	268,282	USD	174,415	MLP	165,839	3/2/23	8,576
New Zealand Dollar	26,718	USD	17,348	SCB	16,516	3/2/23	832
New Zealand Dollar	295,000	USD	183,251	MLP	182,363	4/4/23	888
Peruvian Sol	1,491,540	USD	383,626	BNP	392,680	3/15/23	(9,054)
Peruvian Sol	679,638	USD	177,206	MLP	178,214	5/10/23	(1,008)

							401,475

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$382,676

At February 28, 2023, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	$272	$(1,139)	$1,411
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	55,836	27,102	28,734
Pay	SOFR	3.085%	2/13/34	12-Month	USD	3,100,000	(82,684)	(23,830)	(58,854)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	27,879	(103,178)	131,057
Receive	3-Month USD-LIBOR	1.840%	11/21/28	6-Month	USD	1,500,000	137,415	—	137,415
Pay	3-Month USD-LIBOR	1.888%	11/21/53	6-Month	USD	300,000	(82,705)	—	(82,705)
Pay	6-Month EURIBOR	0.000%	11/8/32	12-Month	EUR	3,390,000	(975,630)	—	(975,630)
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	745,320	—	745,320
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	100,000	(4,545)	—	(4,545)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(33,758)	—	(33,758)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(34,225)	—	(34,225)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(21,956)	—	(21,956)
Receive	6-Month EURIBOR	1.500%	3/15/53	12-Month	EUR	200,000	50,884	25,941	24,943

							$(217,897)	$(75,104)	$(142,793)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2023, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	2-Year EUR Inflation Linked	3.520%	9/15/24	EUR	200,000	$(3,095)	$(516)	$(2,579)
Receive	2-Year EUR Inflation Linked	3.720%	9/15/24	EUR	300,000	(3,396)	(654)	(2,742)
Receive	2-Year EUR Inflation Linked	3.850%	9/15/24	EUR	400,000	(3,446)	—	(3,446)
Pay	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	1,000,000	96,773	(37,985)	134,758
Pay	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	8,436	100	8,336
Pay	8-Year EUR Inflation Linked	2.359%	8/15/30	EUR	200,000	11,225	—	11,225
Receive	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(295,069)	(9,569)	(285,500)
Receive	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(146,928)	93,051	(239,979)
Pay	10-Year EUR Inflation Linked	2.470%	7/15/32	EUR	200,000	10,531	—	10,531
Pay	10-Year EUR Inflation Linked	2.570%	6/15/32	EUR	300,000	13,068	—	13,068
Pay	10-Year EUR Inflation Linked	2.600%	5/15/32	EUR	400,000	22,516	2,060	20,456
Pay	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	14,187	(4,228)	18,415
Pay	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	18,403	(15,114)	33,517
Receive	15-Year EUR Inflation Linked	2.488%	5/15/37	EUR	200,000	(14,295)	201	(14,496)
Receive	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	(4,027)	—	(4,027)
Receive	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	(20,246)	(2,478)	(17,768)
Receive	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	(3,567)	—	(3,567)
Receive	1-Year USD Inflation Linked	4.950%	3/7/23	USD	200,000	(2,989)	—	(2,989)
Receive	1-Year USD Inflation Linked	5.000%	3/3/23	USD	400,000	(5,804)	—	(5,804)
Receive	1-Year USD Inflation Linked	5.033%	3/8/23	USD	300,000	(4,231)	—	(4,231)
Receive	1-Year USD Inflation Linked	5.150%	5/23/23	USD	500,000	(868)	—	(868)
Receive	1-Year USD Inflation Linked	5.185%	5/24/23	USD	500,000	(545)	—	(545)
Receive	1-Year USD Inflation Linked	5.320%	4/29/23	USD	2,300,000	(16,361)	—	(16,361)
Receive	1-Year USD Inflation Linked	5.470%	3/21/23	USD	2,300,000	(21,924)	—	(21,924)
Pay	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	571,996	(214,466)	786,462
Pay	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	39,609	81	39,528
Pay	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	37,801	—	37,801
Pay	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	21,991	—	21,991
Pay	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	88,246	5,868	82,378
Pay	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	98,550	1,693	96,857
Pay	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	6,494	—	6,494
Pay	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	5,747	—	5,747
Receive	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(158,752)	(50,027)	(108,725)
Receive	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(183,969)	(8,764)	(175,205)
Receive	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(213,649)	9,233	(222,882)
Pay	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	252,205	1,035	251,170
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(89,496)	59,292	(148,788)
Receive	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(32,456)	24,122	(56,578)
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(48,276)	36,670	(84,946)
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(48,988)	37,569	(86,557)

						$(4,599)	$(72,826)	$68,227

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2023, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared — Credit Default Swaps on Corporate Issue — Sell Protection (1)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/23 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.334%	USD	100,000	$727	$981	$(254)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2023, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $369,000 for open centrally cleared swap contracts.

At February 28, 2023, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $270,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	BNP	— BNP Paribas SA
DKK	— Danish Krone	DUB	— Deutsche Bank AG
EUR	— Euro	HSBC	— HSBC Bank USA
GBP	— British Pound	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

CORPORATE BONDS & NOTES — 55.6%

Aerospace/Defense — 1.0%
			Boeing Co. (The), Senior Unsecured Notes:
$3,727,000		BBB-	4.508% due 5/1/23(a)	$3,721,837
100,000		BBB-	1.875% due 6/15/23	98,928

			Total Aerospace/Defense	3,820,765

Agriculture — 1.6%
3,400,000		BBB+	BAT Capital Corp., Company Guaranteed Notes, 3.222% due 8/15/24(a)	3,278,199
			Imperial Brands Finance PLC, Company Guaranteed Notes:
1,500,000		BBB	3.125% due 7/26/24(b)	1,439,779
700,000		BBB	3.500% due 7/26/26(b)	645,069
600,000		BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	585,288

			Total Agriculture	5,948,335

Auto Manufacturers — 5.5%
400,000		BB+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.370% due 11/17/23	392,398
			General Motors Financial Co., Inc.:
1,600,000		BBB	Company Guaranteed Notes, 3.950% due 4/13/24	1,569,589
			Senior Unsecured Notes:
1,000,000		BBB	4.150% due 6/19/23	996,278
2,000,000		BBB	5.775% (SOFR + 1.200%) due 11/17/23(a)(c)	2,001,676
1,500,000		BBB	5.100% due 1/17/24	1,493,380
			Hyundai Capital America, Senior Unsecured Notes:
1,500,000		BBB+	0.800% due 4/3/23(b)	1,494,048
1,200,000		BBB+	5.750% due 4/6/23	1,199,832
1,000,000		BBB+	5.750% due 4/6/23(b)	999,860
2,000,000		BBB+	0.875% due 6/14/24(b)	1,883,267
1,000,000		BBB-	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 3.875% due 9/21/23(b)	987,842
2,800,000		BBB-	Nissan Motor Co., Ltd., Senior Unsecured Notes, 3.043% due 9/15/23(b)	2,752,534
4,974,000		BBB	Stellantis NV, Senior Unsecured Notes, 5.250% due 4/15/23	4,966,415

			Total Auto Manufacturers	20,737,119

Banks — 23.7%
1,000,000		BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 1.050% due 9/9/24	926,855
1,800,000		A	Banco Bilbao Vizcaya Argentaria SA, Senior Unsecured Notes, 0.875% due 9/18/23	1,754,082
			Bank of America Corp., Senior Unsecured Notes:
300,000		A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	299,962
200,000		A-	1.486% (SOFR + 1.460%) due 5/19/24(c)	198,178
4,886,000		BBB	Barclays PLC, Senior Unsecured Notes, 6.252% (3-Month USD-LIBOR + 1.380%) due 5/16/24(c)	4,888,950
			BNP Paribas SA, Senior Unsecured Notes:
1,000,000		A-	3.800% due 1/10/24(b)	983,264
400,000	AUD	A-	5.313% (3-Month Australian Bank Bill + 1.750%) due 2/28/24(c)	270,020
2,325,000		A-	3.375% due 1/9/25(b)	2,234,614
1,500,000		A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(b)(c)	1,484,762
			Citigroup Inc., Senior Unsecured Notes:
760,000	AUD	BBB+	5.102% (3-Month Australian Bank Bill + 1.720%) due 10/27/23(c)	513,643
1,000,000		BBB+	1.678% (SOFR + 1.667%) due 5/15/24(c)	991,753
500,000		BBB+	5.977% (3-Month USD-LIBOR + 1.100%) due 5/17/24(c)	500,843
300,000		BBB+	5.985% (3-Month USD-LIBOR + 1.023%) due 6/1/24(c)	300,542
1,000,000		A-	Credit Agricole SA, Senior Unsecured Notes, 5.803% (3-Month USD-LIBOR + 1.050%) due 3/22/24(c)	1,003,410
2,500,000	AUD	A3(d)	Credit Suisse AG, Senior Unsecured Notes, 4.700% (3-Month Australian Bank Bill + 1.150%) due 5/26/23(c)	1,674,269

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 23.7% — (continued)
			Credit Suisse Group AG, Senior Unsecured Notes:
$1,750,000		BBB-	5.975% (3-Month USD-LIBOR + 1.240%) due 6/12/24(c)	$1,707,254
2,000,000		BBB-	5.975% (3-Month USD-LIBOR + 1.240%) due 6/12/24(b)(c)	1,951,147
			Danske Bank AS, Senior Unsecured Notes:
1,000,000		BBB+	3.875% due 9/12/23(b)	990,870
1,200,000		BBB+	5.795% (3-Month USD-LIBOR + 1.060%) due 9/12/23(c)	1,201,206
500,000		BBB+	5.795% (3-Month USD-LIBOR + 1.060%) due 9/12/23(b)(c)	500,503
600,000		BBB+	5.375% due 1/12/24..	598,430
200,000		BBB+	5.375% due 1/12/24(b)	199,477
			Deutsche Bank AG, Senior Unsecured Notes:
1,800,000		A-	0.962% due 11/8/23..	1,746,112
2,100,000		BBB-	2.222% (SOFR + 2.159%) due 9/18/24(c)	2,053,036
900,000		A-	Deutsche Bank AG, (Cost — $884,243, acquired 3/31/22), Senior Unsecured Notes, 0.898% due 5/28/24(e)	848,301
200,000		AA-	DNB Bank ASA, Senior Unsecured Notes, 2.968% (SOFR + 0.810%) due 3/28/25(b)(c)	193,722
1,700,000	AUD	AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 4.575% (3-Month Australian Bank Bill + 1.100%) due 2/18/25(c)	1,138,169
			Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
3,000,000	AUD	BBB+	4.674% (3-Month Australian Bank Bill + 1.200%) due 5/16/23(c)	2,022,665
500,000		BBB+	6.553% (3-Month USD-LIBOR + 1.600%) due 11/29/23(c)..	504,455
1,000,000	AUD	BBB+	4.901% (3-Month Australian Bank Bill + 1.550%) due 5/2/24(c)	675,484
1,000,000		BBB+	0.925% (SOFR + 0.486%) due 10/21/24(c)	968,069
1,000,000		A+	Hana Bank, Senior Unsecured Notes, 5.602% (3-Month USD-LIBOR + 0.800%) due 7/26/23(c)	1,001,290
5,900,000		A-	HSBC Holdings PLC, Senior Unsecured Notes, 5.965% (3-Month USD-LIBOR + 1.230%) due 3/11/25(c)	5,933,624
1,900,000		A-	ING Groep NV, Senior Unsecured Notes, 5.478% (SOFR + 1.010%) due 4/1/27(c)	1,863,580
			JPMorgan Chase & Co., Senior Unsecured Notes:
3,300,000		A-	5.705% (3-Month USD-LIBOR + 0.890%) due 7/23/24(a)(c)	3,306,178
600,000		A-	5.871% (SOFR + 1.320%) due 4/26/26(c)	606,494
			Lloyds Banking Group PLC, Senior Unsecured Notes:
4,000,000	AUD	BBB+	4.507% (3-Month Australian Bank Bill + 1.300%) due 3/20/23(c)	2,691,003
3,700,000	AUD	BBB+	4.518% (3-Month Australian Bank Bill + 1.400%) due 3/7/25(c)	2,476,386
			Mizuho Financial Group Inc., Senior Unsecured Notes:
400,000		A-	5.588% (3-Month USD-LIBOR + 0.630%) due 5/25/24(c)	399,889
200,000		A-	1.241% (1.252% — SOFR) due 7/10/24(f)	196,768
800,000		A-	0.849% (0.872% — SOFR) due 9/8/24(f)	779,059
1,800,000		A-	3.922% (3-Month USD-LIBOR + 1.000%) due 9/11/24(c)	1,781,360
300,000		BBB	NatWest Group PLC, Senior Unsecured Notes, 6.274% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	300,043
1,000,000		A-	NatWest Markets PLC, Senior Unsecured Notes, 5.903% (SOFR + 1.450%) due 3/22/25(b)(c)	1,001,651
			Nordea Bank Abp, Senior Unsecured Notes:
1,200,000		A	5.893% (3-Month USD-LIBOR + 0.940%) due 8/30/23(b)(c)	1,202,732
600,000		AA-	5.291% (SOFR + 0.960%) due 6/6/25(b)(c)	600,194
4,200,000		A+	QNB Finance Ltd., Company Guaranteed Notes, 5.988% (3-Month USD-LIBOR + 1.250%) due 3/21/24(c)	4,194,582
4,000,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	3,960,884
			Societe Generale SA, Senior Unsecured Notes:
2,200,000		BBB	3.875% due 3/28/24(b)	2,156,086
2,300,000		BBB	2.625% due 1/22/25(b)	2,168,901
800,000		BBB	5.587% (SOFR + 1.050%) due 1/21/26(b)(c)	791,631
			Standard Chartered PLC, Senior Unsecured Notes:
500,000		BBB+	3.885% (3-Month USD-LIBOR + 1.080%) due 3/15/24(b)(c)	499,549
1,700,000		BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(b)(c)	1,658,138

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 23.7% — (continued)
$3,000,000		BBB+	6.216% (SOFR + 1.740%) due 3/30/26(b)(c)	$3,012,640
7,700,000	AUD	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 4.596% (3-Month Australian Bank Bill + 1.250%) due 10/16/24(c)	5,191,862
500,000		A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.800% due 9/16/24(b)	464,581
5,600,000	AUD	A+	UBS AG, Senior Unsecured Notes, 4.251% (3-Month Australian Bank Bill + 0.870%) due 7/30/25(c)	3,769,335
2,100,000	CAD	BBB+	Wells Fargo & Co., (Cost — $1,730,870, acquired 2/11/21), Senior Unsecured Notes, 2.509% due 10/27/23(e)	1,513,661
1,000,000	CAD	BBB+	Wells Fargo & Co., (Cost — $797,484, acquired 10/6/20), Senior Unsecured Notes, 3.184% due 2/8/24(e)	720,041

			Total Banks	89,566,189

Beverages — 0.5%
2,100,000		BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(b)	1,933,913

Commercial Services — 1.6%
2,500,000		BBB+	RELX Capital Inc., Company Guaranteed Notes, 3.500% due 3/16/23	2,498,641
5,000,000	AUD	BBB	Transurban Queensland Finance Pty Ltd., Senior Secured Notes, 5.238% (3-Month Australian Bank Bill + 2.050%) due 12/16/24(c)..	3,402,734

			Total Commercial Services	5,901,375

Computers — 0.4%
1,626,000		BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 5.450% due 6/15/23	1,625,021

Diversified Financial Services — 7.1%
5,300,000		BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 9/15/23	5,265,531
			Aircastle Ltd., Senior Unsecured Notes:
1,300,000		BBB-	5.000% due 4/1/23	1,298,171
800,000		BBB-	4.400% due 9/25/23..	793,694
2,000,000		BBB-	Aviation Capital Group LLC, Senior Unsecured Notes, 3.875% due 5/1/23(b)	1,991,955
900,000		BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(b)	897,082
1,495,000		BBB-	BGC Partners Inc., Senior Unsecured Notes, 5.375% due 7/24/23	1,493,886
400,000		A-	BOC Aviation Ltd., Senior Unsecured Notes, 5.849% (3-Month USD-LIBOR + 1.125%) due 9/26/23(b)(c)	400,120
2,500,000		BBB-	Cantor Fitzgerald LP, Senior Unsecured Notes, 4.875% due 5/1/24(b)	2,457,323
800,000		BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(b).	755,332
4,118,000		A-	Mitsubishi HC Capital Inc., Senior Unsecured Notes, 3.960% due 9/19/23(a)(b)...	4,075,152
			Nomura Holdings Inc., Senior Unsecured Notes:
4,500,000		BBB+	2.648% due 1/16/25(a)	4,258,021
1,100,000		BBB+	1.851% due 7/16/25	1,003,839
1,000,000		BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 4.500% due 3/15/23(b)	999,183
			Synchrony Financial, Senior Unsecured Notes:
400,000		BBB-	4.375% due 3/19/24..	394,634
900,000		BBB-	4.250% due 8/15/24	878,715

			Total Diversified Financial Services	26,962,638

Electric — 4.6%
			Ausgrid Finance Pty Ltd., Senior Secured Notes:
2,704,000		BBB	3.850% due 5/1/23(b)	2,695,846
1,000,000	AUD	Baa1(d)	3.750% due 10/30/24	661,968
1,200,000	AUD	Baa1(d)	4.601% (3-Month Australian Bank Bill + 1.220%) due 10/30/24(c)	808,825
500,000		BBB+	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.401% due 8/27/24..	475,710
			Enel Finance International NV:
			Company Guaranteed Notes:
1,000,000		BBB+	2.650% due 9/10/24(b)	955,164
1,000,000		BBB+	2.650% due 9/10/24	955,164

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 4.6% — (continued)
$921,000		BBB+	Senior Unsecured Notes, 4.250% due 6/15/25(b)	$893,279
			Israel Electric Corp., Ltd., Senior Secured Notes:
1,000,000		BBB+	6.875% due 6/21/23..	1,003,518
600,000		BBB+	5.000% due 11/12/24(b)...	590,296
2,900,000	AUD	Aa2(d)	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 4.351% (3-Month Australian Bank Bill + 0.970%) due 10/30/24(c)	1,947,137
600,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 6.051% due 3/1/25.	604,497
			Pacific Gas & Electric Co., 1st Mortgage Notes:
1,400,000		BBB-	4.250% due 8/1/23...	1,392,736
300,000		BBB-	1.700% due 11/15/23.	291,827
500,000		BBB-	3.850% due 11/15/23.	494,431
300,000		BBB-	3.750% due 2/15/24..	293,431
100,000		BBB-	3.400% due 8/15/24..	96,142
5,000,000	AUD	A-	Victoria Power Networks Finance Pty Ltd., Company Guaranteed Notes, 4.005% (3-Month Australian Bank Bill + 0.500%) due 8/23/24(c)	3,339,586

			Total Electric	17,499,557

Electronics — 0.4%
1,500,000		BBB-	TD SYNNEX Corp., Senior Unsecured Notes, 1.250% due 8/9/24	1,404,259

Entertainment — 0.3%
			Warnermedia Holdings Inc., Company Guaranteed Notes:
500,000		BBB-	3.428% due 3/15/24(b)	488,144
700,000		BBB-	6.203% (SOFR + 1.780%) due 3/15/24(b)(c)	703,595

			Total Entertainment	1,191,739

Food — 0.3%
1,000,000		BBB	Barry Callebaut Services NV, Company Guaranteed Notes, 5.500% due 6/15/23	998,426

Healthcare — Products — 0.3%
1,000,000		BBB	Baxter International Inc., Senior Unsecured Notes, 4.836% (SOFR + 0.260%) due 12/1/23(c)	995,898

Healthcare — Services — 0.5%
2,100,000		BBB-	HCA Inc., Company Guaranteed Notes, 5.000% due 3/15/24	2,086,671

Insurance — 1.4%
			Athene Global Funding:
600,000		A+	Secured Notes, 5.542% (3-Month USD-LIBOR + 0.730%) due 1/8/24(b)(c)	593,833
500,000		A+	Senior Secured Notes, 5.275% (SOFR + 0.700%) due 5/24/24(b)(c)	496,954
200,000		A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(b)	185,118
			GA Global Funding Trust:
400,000		A-	Secured Notes, 1.625% due 1/15/26(b)	356,185
2,400,000		A-	Senior Secured Notes, 1.250% due 12/8/23(b)	2,318,145
1,400,000		A	Jackson National Life Global Funding, Secured Notes, 5.613% (SOFR + 1.150%) due 6/28/24(b)(c)	1,407,360

			Total Insurance	5,357,595

Investment Companies — 0.1%
400,000		Baa3(d)	FS KKR Capital Corp., Senior Unsecured Notes, 1.650% due 10/12/24	370,500

Machinery — Diversified — 0.6%
1,113,000		BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 1.950% due 7/2/23.	1,099,795
1,300,000		BBB	CNH Industrial NV, Senior Unsecured Notes, 4.500% due 8/15/23..	1,293,455

			Total Machinery — Diversified	2,393,250

Media — 1.5%
5,464,000		BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 6.464% (3-Month USD-LIBOR + 1.650%) due 2/1/24(c)	5,506,447

Oil & Gas — 0.3%
1,100,000		A-	ENI SpA, Senior Unsecured Notes, 4.000% due 9/12/23(b)...	1,089,265

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Packaging & Containers — 0.8%
			Berry Global Inc., Senior Secured Notes:
$2,200,000		BBB-	0.950% due 2/15/24..	$2,100,957
1,114,000		BBB-	4.875% due 7/15/26(b)	1,064,564

			Total Packaging & Containers	3,165,521

Real Estate — 0.0%@
200,000	AUD	BBB+	Aroundtown SA, Senior Unsecured Notes, 4.500% due 5/14/25.	126,275

Retail — 0.6%
2,500,000		A	7-Eleven Inc., Senior Unsecured Notes, 0.800% due 2/10/24(b).	2,388,721

Savings & Loans — 0.4%
			Nationwide Building Society, Senior Unsecured Notes:
500,000		BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(c)	499,900
1,000,000		BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(b)(c)	992,601

			Total Savings & Loans	1,492,501

Semiconductors — 0.8%
1,000,000		Baa2(d)	Microchip Technology Inc., Senior Unsecured Notes, 4.333% due 6/1/23	996,858
			Renesas Electronics Corp., Senior Unsecured Notes:
200,000		BBB-	1.543% due 11/26/24	184,131
200,000		BBB-	1.543% due 11/26/24(b)	184,131
			SK Hynix Inc., Senior Unsecured Notes:
700,000		BBB-	1.000% due 1/19/24..	667,947
1,100,000		BBB-	1.000% due 1/19/24(b)	1,049,631

			Total Semiconductors	3,082,698

Telecommunications — 0.9%
3,900,000	AUD	BBB	AT&T Inc., Senior Unsecured Notes, 4.451% (3-Month Australian Bank Bill + 1.250%) due 9/19/23(c)	2,629,492
500,000		BBB	British Telecommunications PLC, Senior Unsecured Notes, 4.500% due 12/4/23	496,256
400,000		Baa2(d)	SES SA, Company Guaranteed Notes, 3.600% due 4/4/23(b)	399,678

			Total Telecommunications	3,525,426

Transportation — 0.1%
200,000		BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 6.000% due 4/7/23	199,907

Trucking & Leasing — 0.3%
			SMBC Aviation Capital Finance DAC, Company Guaranteed Notes:
500,000		A-	4.125% due 7/15/23(b)	496,826
700,000		A-	3.550% due 4/15/24(b)	680,444

			Total Trucking & Leasing	1,177,270

			TOTAL CORPORATE BONDS & NOTES (Cost — $217,022,489)	210,547,281

COLLATERALIZED MORTGAGE OBLIGATIONS — 30.1%
398,893		CCC	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 5.397% (1-Month USD-LIBOR + 0.780%) due 4/25/34(c)	375,898
500,000		Aaa(d)	ACREC LLC, Series 2023-FL2, Class A, 6.630% (30-Day SOFR + 2.230%) due 2/19/38(b)(c)	500,765
54,097		Aaa(d)	AMMC CLO 16 Ltd., Series 2015-16A, Class AR2, 5.772% (3-Month USD-LIBOR + 0.980%) due 4/14/29(b)(c)	53,979
1,985,425		Aaa(d)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, 5.842% (3-Month USD-LIBOR + 1.050%) due 7/15/30(b)(c)	1,971,154
2,000,000		Aaa(d)	Apidos CLO XII, Series 2013-12A, Class AR, 5.872% (3-Month USD-LIBOR + 1.080%) due 4/15/31(b)(c)	1,986,646
2,086,500		Aaa(d)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 5.658% (1-Month USD-LIBOR + 1.070%) due 8/15/34(b)(c)	2,031,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 30.1% — (continued)
$300,000		Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.842% (3-Month USD-LIBOR + 1.050%) due 1/15/32(b)(c)	$296,964
76,356		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 5.678% (3-Month USD-LIBOR + 0.870%) due 4/20/28(b)(c)	76,261
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 5.538% (1-Month USD-LIBOR + 0.950%) due 6/15/35(b)(c)	683,259
1,192,601	GBP	AAA	Avon Finance No 2 PLC, Series 2A, Class A, 4.549% (Sterling Overnight Index Average + 0.900%) due 9/20/48(b)(c)	1,420,816
1,200,000	EUR	Aaa(d)	Bain Capital Euro CLO DAC, Series 2018-2A, Class AR, 3.082% (3-Month EURIBOR + 0.740%) due 1/20/32(b)(c)	1,239,192
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 5.788% (1-Month USD-LIBOR + 1.200%) due 3/15/34(b)(c)	493,246
400,000		Aaa(d)	Series 2019-RLJ, Class A, 5.638% (1-Month USD-LIBOR + 1.050%) due 4/15/36(b)(c)	394,178
338,445		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 3.216% (1-Month USD-LIBOR + 0.500%) due 9/25/34(c)	328,068
1,200,000		Aaa(d)	Birch Grove CLO Ltd., Series 19A, Class AR, 5.899% (3-Month USD-LIBOR + 1.130%) due 6/15/31(b)(c)	1,186,530
912,214	EUR	AAA	Black Diamond CLO Ltd., Series 2017-2A, Class A1, 3.202% (3-Month EURIBOR + 0.860%) due 1/20/32(b)(c)	948,709
45,079		Aaa(d)	Brass NO 8 PLC, Series 8A, Class A1, 5.572% (3-Month USD-LIBOR + 0.700%) due 11/16/66(b)(c)	45,122
1,953,283	EUR	AAA	Bruegel 2021 DAC, Series 2021-1A, Class A, 3.454% (3-Month EURIBOR + 0.800%) due 5/22/31(b)(c)	1,987,282
2,000,000		NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 5.838% (1-Month USD-LIBOR + 1.250%) due 9/15/36(b)(c)	1,915,092
1,500,000		Aaa(d)	BXMT Ltd., Series 2020-FL3, Class A, 5.932% (30-Day Average SOFR + 1.514%) due 11/15/37(b)(c)	1,481,644
185,038	GBP	Aaa(d)	Canterbury Finance No 1 PLC, Series 1, Class A2, 5.296% (Sterling Overnight Index Average + 1.350%) due 5/16/56(c)	222,753
2,700,000		AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 5.768% (1-Month USD-LIBOR + 1.180%) due 10/15/36(b)(c)	2,662,030
1,604,878		Aaa(d)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(b)(c)	1,489,379
2,100,000		NR	COMM Mortgage Trust, Series 2021-2400, Class A, 5.888% (1-Month USD-LIBOR + 1.300%) due 12/15/38(b)(c)	1,964,734
			Credit Suisse Commercial Mortgage Capital Trust:
253,003		AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(b)(c)	235,505
778,619		NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(b)(c)	717,871
128,970		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 5.472% (1-Month USD-LIBOR + 0.855%) due 8/25/34(c)	127,359
1,300,000	EUR	AAA	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 2.948% (3-Month EURIBOR + 0.660%) due 4/15/33(b)(c)	1,344,658
2,050,004		Aaa(d)	Extended Stay America Trust, Series 2021-ESH, Class A, 5.668% (1-Month USD-LIBOR + 1.080%) due 7/15/38(b)(c)	2,021,571
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
498,895		NR	Series 4344, Class FA, 3.738% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)(c)	489,994
757,904		NR	Series 4351, Class FA, 3.654% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)(c)	742,605
1,218,791		NR	Series 4906, Class WF, 3.808% (1-Month USD-LIBOR + 0.400%) due 12/15/38(a)(c)	1,207,807
930,020		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 4.917% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)(c)	911,335
156,103		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 5.442% (1-Month USD-LIBOR + 0.825%) due 8/25/34(c)	145,014
			Finsbury Square PLC:
973,125	GBP	AAA(g)	Series 2020-1A, Class A, 4.404% (Sterling Overnight Index Average + 0.800%) due 3/16/70(b)(c)	1,172,910
2,610,575	GBP	AAA	Series 2021-1GRA, Class AGRN, 4.254% (Sterling Overnight Index Average + 0.650%) due 12/16/67(b)(c)	3,099,345

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 30.1% — (continued)
$172,816		BBB-	Fremont Home Loan Trust, Series 2005-A, Class M3, 5.352% (1-Month USD-LIBOR + 0.735%) due 1/25/35(c)	$167,307
600,000		Aaa(d)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.169% (3-Month USD-LIBOR + 1.090%) due 7/15/31(b)(c)	590,843
			GCAT Trust:
811,242		AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(c)	665,108
987,800		AAA(g)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(b)(c)	882,623
			Government National Mortgage Association (GNMA):
1,383,170		NR	Series 2016-H06, Class FD, 5.312% (1-Month USD-LIBOR + 0.920%) due 7/20/65(c)	1,371,789
1,109,866		NR	Series 2017-H15, Class FE, 3.575% (1-Year USD-LIBOR + 0.800%) due 7/20/67(c)	1,107,950
79,867		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	69,140
58,574		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	52,711
3,376,297		NR	Series 2021-97, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 6/20/51(a)(c)	2,909,298
3,513,354		NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(a)(c)	3,039,037
627,187		Aaa(d)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 5.768% (1-Month USD-LIBOR + 1.180%) due 9/15/37(b)(c).	622,660
2,500,000		Aaa(d)	GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 7.963% (30-Day SOFR + 3.400%) due 8/15/39(b)(c)	2,547,389
79,298		Aaa(d)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	78,639
1,474,857		AAA(g)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(b)(c)	1,339,719
			GS Mortgage-Backed Securities Trust:
782,194		Aaa(d)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(b)(c)	725,688
262,383		Aaa(d)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(b)(c)	244,240
1,600,000	EUR	Aaa(d)	Harvest CLO XVI DAC, Series 2016-A, Class ARR, 2.928% (3-Month EURIBOR + 0.640%) due 10/15/31(b)(c)	1,650,422
500,000	EUR	Aaa(d)	Harvest CLO XXI DAC, Series 2021-A, Class A1R, 3.048% (3-Month EURIBOR + 0.760%) due 7/15/31(b)(c)	515,312
965		AAA	Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(b)(c)	961
65,863		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 5.257% (1-Month USD-LIBOR + 0.640%) due 3/25/35(c)	59,689
265,114		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.038% (1-Month USD-LIBOR + 1.450%) due 12/15/31(b)(c)	252,840
			JP Morgan Mortgage Trust:
202,739		Aaa(d)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(b)(c)	178,436
336,674		Aaa(d)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(b)(c)	312,303
1,245,694	EUR	AAA	Jubilee CLO DAC, Series 2015-16A, Class A1R, 2.846% (3-Month EURIBOR + 0.800%) due 12/15/29(b)(c)	1,306,183
714,535	EUR	AAA	Kinbane DAC, Series 2022-RPL1A, Class A, 3.253% (1-Month EURIBOR + 0.850%) due 9/25/62(b)(c)	742,634
611,689		Aaa(d)	KKR CLO 11 Ltd., Series 11, Class AR, 5.972% (3-Month USD-LIBOR + 1.180%) due 1/15/31(b)(c)	607,493
1,700,000	EUR	Aaa(d)	Laurelin DAC, Series 2016-1A, Class ARR, 3.062% (3-Month EURIBOR + 0.720%) due 10/20/31(b)(c)	1,761,689
126,652		AAA	LCM XIII LP, Series 13A, Class AR3, 5.668% (3-Month USD-LIBOR + 0.870%) due 7/19/27(b)(c)	126,015
			Legacy Mortgage Asset Trust:
325,314		NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(b)	294,135
323,124		NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(b)	289,960
59,945		NR	LL ABS Trust, Series 2021-1A, Class A, 1.070% due 5/15/29(b)	58,045
934,469		Aaa(d)	LUXE Trust, Series 2021-TRIP, Class A, 5.638% (1-Month USD-LIBOR + 1.050%) due 10/15/38(b)(c)	914,445
2,700,000		Aaa(d)	M360 Ltd., Series 2021-CRE3, Class A, 6.093% (1-Month USD-LIBOR + 1.500%) due 11/22/38(b)(c)	2,630,832
953,812		Aaa(d)	Madison Park Funding XXX Ltd., Series 2018-30A, Class A, 5.542% (3-Month USD-LIBOR + 0.750%) due 4/15/29(b)(c)	942,748
1,800,000		Aaa(d)	Magnetite XIV-R Ltd., Series 2015-14RA, Class A1, 5.915% (3-Month USD-LIBOR + 1.120%) due 10/18/31(b)(c)	1,788,233

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 30.1% — (continued)
$158,575		BBB+	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 5.317% (1-Month USD-LIBOR + 0.700%) due 9/25/34(c)	$135,302
723,516		Aaa(d)	MF1 Ltd., Series 2020-FL4, Class A, 6.376% (30-Day SOFR + 1.814%) due 11/15/35(b)(c)..	726,184
847,161		Aaa(d)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 5.526% (30-Day SOFR + 0.964%) due 7/15/36(b)(c)	827,818
			MFA Trust:
240,774		AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(b)(c)	222,674
278,619		AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(c)	251,786
1,394,824		AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, 5.832% (3-Month USD-LIBOR + 1.030%) due 1/29/30(b)(c)	1,385,037
			Mill City Mortgage Loan Trust:
630,693		Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(b)(c)	596,264
478,471		AAA(g)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(b)(c)	444,411
1,700,000		Aaa(d)	MMAF Equipment Finance LLC, Series 2022-B, Class A2, 5.570% due 9/9/25(b)	1,700,145
422,176		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.517% (1-Month USD-LIBOR + 0.900%) due 5/25/34(c)(h)	406,882
632,353		Aaa(d)	Mountain View CLO LLC, Series 2017-1A, Class AR, 5.882% (3-Month USD-LIBOR + 1.090%) due 10/16/29(b)(c)	628,772
360,348		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 5.635% (3-Month USD-LIBOR + 0.820%) due 10/13/27(b)(c)	360,844
2,700,000		Aaa(d)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 5.538% (1-Month USD-LIBOR + 0.950%) due 8/15/38(b)(c)	2,568,731
			New Residential Mortgage Loan Trust:
189,666		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(b)(c)	176,412
57,844		AAA(g)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(b)(c)	54,696
1,533,259		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	1,433,916
1,416,967		Aaa(d)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	1,322,208
140,292		A+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 5.277% (1-Month USD-LIBOR + 0.660%) due 1/25/36(c)	137,302
450,118		NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 1.670% due 8/25/61(b)	409,570
1,800,000		AAA(g)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.683% (1-Month USD-LIBOR + 1.095%) due 11/15/38(b)(c)	1,696,728
1,800,000	EUR	AAA	OCP Euro CLO DAC, Series 2020-4A, Class AR, 3.273% (3-Month EURIBOR + 0.880%) due 9/22/34(b)(c)	1,866,874
1,000,000		Aaa(d)	OZLM IX Ltd., Series 2014-9A, Class A1A3, 5.908% (3-Month USD-LIBOR + 1.100%) due 10/20/31(b)(c)	986,876
417,048	EUR	Aaa(d)	Palmer Square European Loan Funding DAC, Series 2021-1A, Class A, 3.068% (3-Month EURIBOR + 0.780%) due 4/15/31(b)(c)	434,387
981,702		Aaa(d)	Pawneee Equipment Receivables Series LLC, Series 2022-1, Class A2, 4.840% due 2/15/28(b).	976,318
263,061		AAA	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 4.948% (3-Month USD-LIBOR + 0.130%) due 10/25/36(c)	259,801
			PFP Ltd.:
56,582		Aaa(d)	Series 2021-7, Class A, 5.438% (1-Month USD-LIBOR + 0.850%) due 4/14/38(b)(c)	55,946
503,129		Aaa(d)	Series 2021-8, Class A, 5.590% (1-Month USD-LIBOR + 1.000%) due 8/9/37(b)(c)	486,328
117,506		NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 9/27/60(b)	110,794
1,315,344	GBP	AAA	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 4.899% (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(c)	1,586,417
1,240,520		AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 5.225% (1-Month USD-LIBOR + 0.650%) due 2/3/53(b)(c)	1,228,654
261,122	GBP	AAA	RMAC PLC, Series 2018-1, Class A, 4.383% (Sterling Overnight Index Average + 0.819%) due 6/12/46(c)	313,433
312,000	GBP	AAA	Silverstone Master Issuer PLC, Series 2019-1A, Class 2A, 4.598% (Sterling Overnight Index Average + 0.750%) due 1/21/70(b)(c)	376,122
			SoFi Consumer Loan Program Trust:
1,626,740		Aaa(d)	Series 2022-1S, Class A, 6.210% due 4/15/31(b)	1,624,461

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 30.1% — (continued)
$500,000		AAA	Series 2023-1S, Class A, 5.810% due 5/15/31(b)	$499,802
324,560		Aaa(d)	Sound Point CLO XII Ltd., Series 2016-2A, Class AR2, 5.858% (3-Month USD-LIBOR + 1.050%) due 10/20/28(b)(c)	323,142
600,846		Aaa(d)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 5.805% (3-Month USD-LIBOR + 0.990%) due 1/23/29(b)(c)	598,222
438,876		CCC	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 5.292% (1-Month USD-LIBOR + 0.675%) due 6/25/35(c)	423,257
217,695		NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(b)	198,861
341,644	GBP	AAA	Stratton Mortgage Funding, Series 2021-2A, Class A, 4.734% (Sterling Overnight Index Average + 0.900%) due 7/20/60(b)(c)	411,344
1,200,000		AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 5.638% (1-Month USD-LIBOR + 1.050%) due 4/15/34(b)(c)	1,177,869
600,000		AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, 5.788% (3-Month USD-LIBOR + 0.970%) due 4/25/31(b)(c)	594,308
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 5.622% (1-Month USD-LIBOR + 1.050%) due 11/11/34(b)(c)	1,197,358
54,520		NR	Theorem Funding Trust, Series 2021-1A, Class A, 1.210% due 12/15/27(b)	53,787
744,924	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 5.184% (Sterling Overnight Index Average + 1.350%) due 7/20/45(b)(c)	894,057
2,228,550	GBP	AAA	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 4.846% (Sterling Overnight Index Average + 0.900%) due 5/20/45(c)	2,665,056
302,894	GBP	AAA	Towd Point Mortgage Funding Granite 4 PLC, Series 2019-GR4X, Class A1, 4.978% (Sterling Overnight Index Average + 1.144%) due 10/20/51(c)	365,374
			Towd Point Mortgage Trust:
186,300		Aaa(d)	Series 2017-5, Class A1, 4.202% (1-Month USD-LIBOR + 0.600%) due 2/25/57(b)(c)	185,735
383,618		AAA(g)	Series 2018-3, Class A1, 3.750% due 5/25/58(b)(c)	366,076
222,764		Aaa(d)	Series 2019-HY2, Class A1, 3.651% (1-Month USD-LIBOR + 1.000%) due 5/25/58(b)(c)	222,729
262,927		Aaa(d)	Series 2019-HY3, Class A1A, 5.617% (1-Month USD-LIBOR + 1.000%) due 10/25/59(b)(c)	263,283
654,838		AAA(g)	Series 2020-1, Class A1, 2.710% due 1/25/60(b)(c)	609,155
2,003,832		AAA(g)	Series 2020-2, Class A1A, 1.636% due 4/25/60(b)(c)	1,755,362
1,354,238		AAA(g)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(b)(c)	1,244,297
1,626,740		Aaa(d)	Series 2022-1S, Class A, 6.210% due 4/15/31(b)	1,624,461
500,000		AAA	Series 2023-1S, Class A, 5.810% due 5/15/31(b)	499,802
1,143,976	GBP	AAA	Trinity Square PLC, Series 2021-1A, Class A, 4.663% (Sterling Overnight Index Average + 0.850%) due 7/15/59(b)(c)	1,376,620
430,570	GBP	Aaa(d)	Twin Bridges PLC, Series 2018-1, Class A, 4.563% (Sterling Overnight Index Average + 0.999%) due 9/12/50(c)	518,573
1,000,000		Aaa(d)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 5.938% (3-Month USD-LIBOR + 1.130%) due 4/20/32(b)(c)	984,381
462,156		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 5.672% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	460,617
566,445		Aaa(d)	Venture XXVI CLO Ltd., Series 2017-26A, Class AR, 5.908% (3-Month USD-LIBOR + 1.100%) due 1/20/29(b)(c)	561,246
353,203		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 5.197% (1-Month USD-LIBOR + 0.580%) due 10/25/45(c)	329,152
358,178		Aaa(d)	Wellfleet CLO Ltd., Series 2015-1A, Class AR4, 5.698% (3-Month USD-LIBOR + 0.890%) due 7/20/29(b)(c)	355,476
			Wells Fargo Commercial Mortgage Trust:
400,000		Aaa(d)	Series 2013-LC12, Class A4, 4.218% due 7/15/46(c)	398,029
500,000		AAA	Series 2017-HSDB, Class A, 5.673% (1-Month USD-LIBOR + 1.100%) due 12/13/31(b)(c)	497,350

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $121,328,779)	114,140,402

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

ASSET-BACKED SECURITIES — 9.3%

Automobiles — 5.8%
$1,546,927	CAD	AAA(g)	BMW Canada Auto Trust, Series 2022-1A, Class A1, 3.649% due 12/20/24(b)	$1,126,650
800,000		AAA	BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.270% due 2/25/25	800,440
2,904,185		AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2A, 3.740% due 9/15/25	2,874,787
2,400,000		AAA	Carmax Auto Owner Trust, Series 2022-4, Class A2B, 5.301% (30-Day Average SOFR + 0.900%) due 12/15/25(c)	2,407,955
843,854		AAA	Carvana Auto Receivables Trust, Series 2022-P3, Class A2, 4.420% due 12/10/25	838,719
			Ford Auto Securitization Trust:
272,916	CAD	Aaa(d)	Series 2020-AA, Class A2, 0.887% due 8/15/24(b)	198,689
2,513,954	CAD	AAA(g)	Series 2021-AA, Class A2, 1.162% due 10/15/25(b)	1,798,656
786,149	CAD	AAA	Ford Auto Securitization Trust II Asset-Backed Notes, Series 2022-AA, Class A1, 4.956% due 10/15/24(b)..	576,067
1,000,000		Aaa(d)	Ford Credit Auto Owner Trust, Series 2022-D, Class A2B, 5.161% (30-Day Average SOFR + 0.760%) due 8/15/25(c)	1,003,728
			GM Financial Automobile Leasing Trust:
2,248,418		AAA	Series 2022-3, Class A2B, 5.136% (30-Day Average SOFR + 0.710%) due 10/21/24(c)	2,252,332
1,500,000		AAA	Series 2023-1, Class A2B, 5.100% (30-Day Average SOFR + 0.550%) due 6/20/25(c)	1,497,379
300,000		Aaa(d)	Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.370% due 3/25/25(b)	293,614
1,000,000		AAA	Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2B, 5.041% (30-Day Average SOFR + 0.640%) due 4/15/25(b)(c)	1,000,266
2,500,000		AAA	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, 4.980% (30-Day Average SOFR + 0.570%) due 8/15/25(c)	2,502,235
			World Omni Auto Receivables Trust:
2,000,000		AAA	Series 2022-C, Class A2, 3.730% due 3/16/26	1,978,140
800,000		AAA	Series 2023-A, Class A2B, 4.831% (30-Day Average SOFR + 0.430%) due 7/15/26(c)	800,289

			Total Automobiles	21,949,946

Credit Cards — 1.1%
			Citibank Credit Card Issuance Trust:
3,000,000		Aaa(d)	Series 2017-A5, Class A5, 5.213% (1-Month USD-LIBOR + 0.620%) due 4/22/26(c)	3,006,861
1,000,000		AAA	Series 2018-A4, Class A4, 4.912% (1-Month USD-LIBOR + 0.340%) due 6/9/25(c)	1,000,087

			Total Credit Cards	4,006,948

Student Loans — 2.4%
			ECMC Group Student Loan Trust:
538,017		Aaa(d)	Series 2017-2A, Class A, 5.667% (1-Month USD-LIBOR + 1.050%) due 5/25/67(b)(c)	514,719
416,418		Aaa(d)	Series 2018-1A, Class A, 5.367% (1-Month USD-LIBOR + 0.750%) due 2/27/68(b)(c)	401,842
638,189		Aaa(d)	Series 2019-1A, Class A1B, 5.617% (1-Month USD-LIBOR + 1.000%) due 7/25/69(b)(c)	622,075
47,695		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 5.668% (3-Month USD-LIBOR + 0.850%) due 10/25/35(b)(c)	47,502
1,973,743		AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(b)	1,711,853
			Navient Private Education Loan Trust:
10,007		Aaa(d)	Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	9,935
868,218		AAA	Series 2015-BA, Class A3, 6.038% (1-Month USD-LIBOR + 1.450%) due 7/16/40(b)(c)	859,811
220,484		AAA	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(b)	195,948
			Nelnet Student Loan Trust:
754,068		AA+	Series 2017-3A, Class A, 5.356% (1-Month USD-LIBOR + 0.850%) due 2/25/66(b)(c)	741,529
788,936		AA+	Series 2019-2A, Class A, 5.517% (1-Month USD-LIBOR + 0.900%) due 6/27/67(b)(c)	778,826
649,286		AA+	Series 2019-3A, Class A, 5.417% (1-Month USD-LIBOR + 0.800%) due 8/25/67(b)(c)	641,577
246,889		AAA	SLC Student Loan Trust, Series 2007-1, Class A4, 4.924% (3-Month USD-LIBOR + 0.060%) due 5/15/29(c)	242,573
			SLM Student Loan Trust:
345,411		AAA	Series 2004-10, Class A7B, 5.418% (3-Month USD-LIBOR + 0.600%) due 10/25/29(b)(c)	342,072
95,046		AAA	Series 2005-5, Class A4, 4.958% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	94,768
310,860		B	Series 2008-5, Class A4, 6.518% (3-Month USD-LIBOR + 1.700%) due 7/25/23(c)	309,271
493,453		B	Series 2008-7, Class A4, 5.718% (3-Month USD-LIBOR + 0.900%) due 7/25/23(c)	484,784
74,236		CCC	Series 2008-8, Class A4, 6.318% (3-Month USD-LIBOR + 1.500%) due 4/25/23(c)	73,821

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

ASSET-BACKED SECURITIES — 9.3% — (continued)

Student Loans — 2.4% — (continued)
			SMB Private Education Loan Trust:
$311,102		AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(b)	$276,560
256,421		AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(b)	228,045
701,533		Aaa(d)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.291% (1-Month USD-LIBOR + 0.700%) due 11/20/61(b)(c)	690,628

			Total Student Loans	9,268,139

			TOTAL ASSET-BACKED SECURITIES (Cost — $36,091,164)	35,225,033

U.S. GOVERNMENT AGENCIES — 2.1%
			Federal Home Loan Banks:
3,500,000		AA+	5.480% due 2/26/25	3,495,170
4,500,000		AA+	5.710% due 3/14/25	4,500,075

			TOTAL U.S. GOVERNMENT AGENCIES (Cost — $8,000,000)	7,995,245

SOVEREIGN BONDS — 0.4%

South Korea — 0.4%
1,400,000	AUD	AA	Export-Import Bank of Korea, 4.129% (3-Month Australian Bank Bill + 0.800%) due 10/8/24(c)	938,535
650,000		AA	Korea National Oil Corp., 5.667% (3-Month USD-LIBOR + 0.875%) due 7/16/23(c)	651,124

			TOTAL SOVEREIGN BONDS (Cost — $1,704,062)	1,589,659

CERTIFICATE OF DEPOSIT — 0.3%
1,400,000	AUD		Mizuho Bank Ltd., 4.128% (3-Month Australian Bank Bill + 0.750%) due 8/7/24(c).
			(Cost — $1,048,188)	942,148

MORTGAGE-BACKED SECURITIES — 0.2%

FHLMC — 0.2%
882,433			Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 — 9/1/49
			(Cost — $925,727)	839,091

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $386,120,409)	371,278,859

SHORT-TERM INVESTMENTS — 22.8%

COMMERCIAL PAPERS — 3.2%
4,400,000			Enbridge Inc., 4.855% due 3/8/23(b)(i)	4,395,850
1,000,000			Mercedes-Benz Group AG, 4.909% due 3/21/23(b)(i))	997,289
3,000,000			Verizon Communications, 4.834% due 3/21/23(b)(i)	2,991,967
2,500,000			VW CR Inc., 4.837% due 3/15/23(b)(i)	2,495,294
1,200,000			VW Credit Inc., 4.863% due 3/7/23(b)(i)	1,199,036

			TOTAL COMMERCIAL PAPERS (Cost — $12,079,436)	12,079,436

TIME DEPOSITS — 2.9%
105,566	AUD		ANZ National Bank — Hongkong, 1.990% due 3/1/23.	71,019
			BBH — Grand Cayman:
2,565	DKK		1.160% due 3/1/23	364
6,166	NZD		2.850% due 3/1/23	3,811
153,081	GBP		2.920% due 3/1/23	184,110
472,419	CAD		3.330% due 3/1/23	346,209
45,044	EUR		Citibank — London, 1.530% due 3/1/23	47,639
4,677,576			JPMorgan Chase & Co. — New York, 3.920% due 3/1/23	4,677,576

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

TIME DEPOSITS — 2.9% — (continued)
			Sumitomo Mitsui Banking Corp. — Tokyo:
$91,729	JPY		(0.520)% due 3/1/23	$674
5,556,795			3.920% due 3/1/23	5,556,795

			TOTAL TIME DEPOSITS (Cost — $10,888,197)	10,888,197

U.S. GOVERNMENT OBLIGATIONS — 16.7%
			U.S. Treasury Bills:
7,000			4.332% due 3/2/23(i)..	6,999
50,000,000			4.808% due 6/1/23(i)..	49,399,653
14,000,000			4.908% due 6/27/23(i).	13,778,357

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $63,185,009)	63,185,009

			TOTAL SHORT-TERM INVESTMENTS (Cost — $86,152,642)	86,152,642

			TOTAL INVESTMENTS — 120.8% (Cost — $472,273,051)	457,431,501

			Liabilities in Excess of Other Assets — (20.8)%	(78,819,994)

			TOTAL NET ASSETS — 100.0%	$378,611,507

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2023, amounts to $186,254,749 and represents 49.2% of net assets.

(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2023.
(d)	Rating by Moody’s Investors Service.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2023, amounts to $3,082,003 and represents 0.8% of net assets.
(f)	Inverse Floating Rate Security—interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2023.
(g)	Rating by Fitch Ratings Service.
(h)	Affiliated security (See Note 2). As of February 28, 2023, total cost and total market value of affiliated securities amounted to $420,719 and $406,882, respectively.
(i)	Rate shown represents yield-to-maturity.

At February 28, 2023, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$472,273,051	$5,896,048	$(18,693,573)	$(12,797,525)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Abbreviations used in this schedule:
ABS	— Asset-Based Security
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	46.0%
Collateralized Mortgage Obligations	25.0
Asset-Backed Securities	7.7
U.S. Government Agencies & Obligations	1.8
Sovereign Bonds	0.3
Certificate of Deposit	0.2
Mortgage-Backed Securities	0.2
Short-Term Investments	18.8

Total Investments	100.0%

^	As a percentage of total investments.

At February 28, 2023, Ultra Short-Term Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	Bank of New York Mellon Corp. (The):
$19,837,411	4.740% due 2/3/25	$19,837,411
	Royal Bank of Canada:
9,111,251	4.680% due 3/1/23	9,111,251
9,024,817	4.670% due 3/15/23	9,024,816

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $37,973,478)	$37,973,478

For the period ended February 28, 2023, the daily average borrowing and interest rate under the reverse repurchase agreements were $15,772,926 and 4.527%, respectively.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 28, 2023, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 2-Year Note June Futures	511	6/23	$104,529,125	$104,104,273	$424,852
U.S. Treasury 5-Year Note June Futures	75	6/23	8,084,609	8,029,101	55,508
U.S. Treasury 10-Year Note June Futures	7	6/23	787,306	781,593	5,713
U.S. Treasury Ultra Long Bond June Futures	4	6/23	546,676	540,250	6,426
U.S. Ultra Long Bond June Futures	16	6/23	1,889,429	1,875,000	14,429

					$506,928

At February 28, 2023, Ultra-Short Term Fixed Income Fund had deposited cash of $779,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2023, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	6,166,000	USD	4,282,997	MLP	$4,159,216	5/16/23	$(123,781)
British Pound	371,000	USD	442,978	MLP	446,202	3/2/23	3,224
British Pound	11,851,000	USD	14,195,128	MLP	14,253,190	3/2/23	58,062
Canadian Dollar	4,061,000	USD	3,030,968	HSBC	2,976,073	3/2/23	(54,895)
Canadian Dollar	8,470,548	USD	6,241,957	MLP	6,207,576	3/2/23	(34,381)
Euro	12,833,000	USD	13,575,440	HSBC	13,572,181	3/2/23	(3,259)
Mexican Peso	7,165,911	USD	382,292	BNP	390,183	3/21/23	7,891
Mexican Peso	7,371,000	USD	392,413	DUB	394,236	6/21/23	1,823

							(145,316)

Contracts to Sell:
Australian Dollar	58,473,000	USD	40,486,425	MLP	39,442,398	5/16/23	1,044,027
British Pound	12,222,000	USD	15,134,262	BNP	14,699,391	3/2/23	434,871
British Pound	11,851,000	USD	14,203,791	MLP	14,262,281	4/4/23	(58,490)
Canadian Dollar	12,539,450	USD	9,405,734	HSBC	9,189,440	3/2/23	216,294
Canadian Dollar	8,468,016	USD	6,241,957	MLP	6,207,700	4/4/23	34,257
Euro	12,833,000	USD	13,962,214	MLP	13,572,182	3/2/23	390,032
Euro	12,833,000	USD	13,602,236	HSBC	13,600,432	4/4/23	1,804
Mexican Peso	7,126,000	USD	358,611	MLP	388,009	3/21/23	(29,398)
Mexican Peso	7,294,744	USD	382,292	BNP	390,158	6/21/23	(7,866)

							2,025,531

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$1,880,215

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 28, 2023, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared — Credit Default Swaps on Index — Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/23 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America Investment Grade Series 39 5-Year Index, NR	(1.000)%	12/20/27	3-Month	0.758%	USD	86,400,000	$(1,046,968)	$(703,850)	$(343,118)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2023, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $1,401,000 for open centrally cleared swap contracts.

At February 28, 2023, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $1,650,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	DUB	— Deutsche Bank AG
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES — 99.3%

United States — 99.3%
1,160,077	American Beacon AHL Managed Futures Strategy Fund, Class Y	$11,995,201
920,263	BlackRock Event Driven Equity Fund, Institutional Class	8,990,969
1,110,745	BlackRock Global Equity Market Neutral Fund, Institutional Class	13,340,053
1,554,100	BlackRock Systematic Multi-Strategy Fund, Institutional Class	15,012,610
924,042	BNY Mellon Global Real Return Fund, Class Y	13,370,890
57,360	Cohen & Steers Global Realty Shares Inc., Class I	2,901,274
281,259	Diamond Hill Long/Short Fund, Class I	7,301,480
614,941	Driehaus Event Driven Fund, Common Class	7,533,025
1,474,814	John Hancock Diversified Macro Fund, Class I	13,995,988
678,345	John Hancock Seaport Long/Short Fund, Class I	7,427,876
603,826	LoCorr Market Trend Fund, Class I	7,898,048
662,541	Neuberger Berman Long Short Fund, Institutional Class	10,395,264
642,673	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	2,982,001
959,449	PIMCO Credit Opportunities Bond Fund, Institutional Class	8,884,496
1,899,411	PIMCO Mortgage Opportunities and Bond Fund, Class I2	17,930,444

	TOTAL INVESTMENTS — 99.3% (Cost—$154,935,944)	149,959,619

	Other Assets in Excess of Liabilities — 0.7%	1,037,410

	TOTAL NET ASSETS — 100.0%	$150,997,029

At February 28, 2023, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Alternative Strategies Fund	$154,935,944	$1,473,676	$(6,450,001)	$(4,976,325)

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Ratings

(unaudited) (continued)

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities

February 28, 2023 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$1,702,812,537	$522,344,731	$1,209,577,752
Affiliated investments, at value[2]	2,773,410	—	—
Foreign currency, at value[4]	73	44	225,820
Cash	153,989	1,368,098	87,963
Receivable for securities sold	413,953	1,013,704	2,363,119
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	2,310,048	554,694	7,591,384
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for Fund shares sold	1,650,335	465,229	1,078,179
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open futures contracts (Note 1)	—	—	—
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	650,984	122,996	100,246
Foreign capital gains tax receivable	—	—	—
Prepaid trustees expenses	23,595	8,101	39,470
Prepaid expenses	52,032	23,035	29,149

Total Assets	1,710,840,956	525,900,632	1,221,093,082

LIABILITIES:
Reverse repurchase agreements, at value[7]	—	—	—
Payable for collateral received from securities on loan	6,576,238	15,489,693	19,305,518
Payable for Fund shares repurchased	929,914	279,277	617,608
Payable for securities purchased	280,605	712,983	3,176,698
Payable for TBA securities purchased	—	—	—
Investment management fee payable	498,167	181,858	494,557
Transfer agent fees payable	34,557	10,990	30,927
Interest expense payable	—	—	—
Custody fee payable	15,092	10,004	74,001
Trustees’ fees payable	—	—	—
Variation margin on open futures contracts (Note 1)	36,895	1,460	3,860
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Forward sale commitments, at value (proceeds received )[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on unfunded loan commitments	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Distributions payable	—	—	—
Audit fees payable	—	—	—
Accrued expenses	141,053	102,213	393,751

Total Liabilities	8,512,521	16,788,478	24,096,920

Total Net Assets	$1,702,328,435	$509,112,154	$1,196,996,162

NET ASSETS:
Paid-in-capital (Note 4)	$1,052,565,899	$411,287,403	$1,101,044,945
Total distributable earnings (losses)	649,762,536	97,824,751	95,951,217

Total Net Assets	$1,702,328,435	$509,112,154	$1,196,996,162

Shares Outstanding	87,084,644	32,506,495	97,583,845

Net Asset Value	$19.55	$15.66	$12.27

[1] Unaffiliated investments, at cost	$1,045,333,490	$405,505,691	$1,052,927,019

[2] Affiliated investments, at cost	$728,168	$—	$—

[3] Includes securities on loan	$6,469,508	$15,163,724	$26,088,500

[4] Foreign currency, at cost	$820	$610	$248,944

[5] Proceeds received	$—	$—	$—

[6] Premiums received	$—	$—	$—

[7] Proceeds of reverse repurchase agreement	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$484,108,524	$1,658,168,631	$109,636,060	$188,498,437	$92,005,104	$128,132,939	$457,024,619	$149,959,619
—	975,374	—	—	—	—	406,882	—
869,437	840,906	—	43,109	—	319,313	1,240	—
34,404	187,409	11,946	76,251	10,950	1,009,750	10,705	987,148
829,660	15,511,012	510,508	2,925,677	—	109,145	9,095,617	—
—	35,020,808	—	43,843,737	—	3,071,824	—	—
1,230,438	9,522,911	1,816,082	649,878	857,603	196,374	2,441,535	1,127,721
—	3,079	—	—	—	—	129	—
603,594	1,398,515	103,800	139,752	43,702	102,292	307,679	361,096
—	147,852	—	4,301,164	—	424,276	2,192,285	—
—	—	—	—	2,383	56,133	11,110	—
—	—	—	—	—	76,413	230,461	—
—	—	—	335,197	—	—	—	—
—	—	—	75,840	—	—	—	—
20,994	9,305,774	—	3,005,000	252,000	1,190,000	2,180,000	—
60,374	—	—	—	—	—	—	—
3,463	56,322	—	3,473	6,230	—	—	10,007
6,991	50,298	42,951	13,271	11,824	48,808	22,256	2,845

487,767,879	1,731,188,891	112,121,347	243,910,786	93,189,796	134,737,267	473,924,518	152,448,436

—	—	—	—	—	28,486,503	37,973,478	—
1,169,429	—	—	—	—	—	—	—
206,188	4,624,122	426,915	83,848	219,552	31,334	212,097	149,289
1,050,273	26,497,878	907,760	2,669,227	—	520,776	54,580,493	1,086,021
—	189,310,127	—	50,687,865	—	6,232,559	—	—
221,123	436,862	42,470	58,500	28,300	34,074	129,510	23,179
14,249	36,709	3,662	3,082	2,253	3,052	15,552	2,544
—	—	—	4,507	—	39,052	123,501	—
95,009	185,237	33,682	64,823	18,456	31,260	42,996	21,659
—	—	13,416	—	—	3,915	—	—
3,960	3,195,868	—	132,403	—	—	—	—
—	142,620	—	3,195	—	—	—	—
—	—	—	15,928,508	—	—	—	—
—	849,295	—	435,230	—	399,516	—	—
—	—	—	42,236	—	—	—	—
—	—	—	87,882	—	—	—	—
—	4,423	—	—	—	—	—	—
—	806,794	—	756,983	—	41,600	312,070	—
—	—	—	3,156,000	—	270,000	1,650,000	—
1,112,914	—	—	—	—	—	—	—
—	189	—	—	—	18	—	—
—	—	106,867	—	68,581	—	—	—
329,821	262,898	127,181	92,131	14,685	286,736	273,314	168,715

4,202,966	226,353,022	1,661,953	74,206,420	351,827	36,380,395	95,313,011	1,451,407

$483,564,913	$1,504,835,869	$110,459,394	$169,704,366	$92,837,969	$98,356,872	$378,611,507	$150,997,029

$513,831,858	$1,760,766,084	$139,422,826	$207,274,293	$99,251,128	$117,126,361	$411,297,058	$155,513,094
(30,266,945)	(255,930,215)	(28,963,432)	(37,569,927)	(6,413,159)	(18,769,489)	(32,685,551)	(4,516,065)

$483,564,913	$1,504,835,869	$110,459,394	$169,704,366	$92,837,969	$98,356,872	$378,611,507	$150,997,029

39,454,093	220,844,151	35,556,811	27,071,361	10,927,297	12,158,591	40,434,707	14,874,036

$12.26	$6.81	$3.11	$6.27	$8.50	$8.09	$9.36	$10.15

$489,674,069	$1,842,420,331	$121,854,984	$211,233,784	$95,215,685	$140,588,742	$471,852,332	$154,935,944

$—	$1,056,385	$—	$—	$—	$—	$420,719	$—

$1,405,047	$—	$—	$—	$—	$—	$—	$—

$869,619	$928,962	$—	$215,317	$—	$604,327	$8,283	$—

$—	$—	$—	$15,962,842	$—	$—	$—	$—

$—	$592,501	$—	$159,050	$—	$70,560	$—	$—

$—	$—	$—	$—	$—	$28,486,503	$37,973,478	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2023 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$12,320,680	$3,642,988	$9,092,691
Dividends from affiliated investments	46,177	—	—
Interest from unaffiliated investments	784,272	235,513	480,517
Interest from affiliated investments	—	—	—
Income from securities lending	50,473	125,151	87,284
Less: Foreign taxes withheld (see Note 1s)	(22,035)	(2,445)	(767,970)
Miscellaneous income	—	—	2,086

Total Investment Income	13,179,567	4,001,207	8,894,608

EXPENSES:

Investment management fee (Note 2)	4,932,120	2,033,131	4,005,122
Transfer agent fees	110,958	35,325	72,631
Custody fees	213,547	92,262	365,184
Trustees’ fees	163,625	50,163	136,006
Shareholder reports	102,089	74,735	75,626
Insurance	37,396	10,661	24,655
Audit and tax	43,219	43,803	76,930
Legal fees	63,605	17,015	45,608
Registration fees	15,682	13,673	19,629
Other expense	56,547	18,621	48,993
Interest expense	—	—	—

Total Expenses	5,738,788	2,389,389	4,870,384
Less: Fee waivers and/or expense reimbursement (Note 2)	(1,701,411)	(865,188)	(978,254)

Net Expenses	4,037,377	1,524,201	3,892,130

Net Investment Income (Loss)	$9,142,190	$2,477,006	$5,002,478

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, UNFUNDED LOAN COMMITMENTS, SHORT SALES, FORWARD SALE COMMITMENTS, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY TRANSLATIONS AND CAPITAL GAIN DISTRIBUTIONS RECEIVED (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated investments	$653,803	$(9,306,382)	$(24,537,247)
Affiliated investments	155,385	—	—
Futures contracts	55,819	(17,728)	103,468
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	—	(8)	(171,930)
Capital gain distributions received	—	—	—

Net Realized Gain (Loss):	865,007	(9,324,118)	(24,605,709)

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated investments	27,073,800	30,695,212	184,071,476
Affiliated investments	169,768	—	—
Futures contracts	(68,936)	68,081	14,822
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Unfunded loan commitments	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	(667)	(578)	407,633

Change in Net Unrealized Appreciation (Depreciation):	27,173,965	30,762,715	184,493,931

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Unfunded Loan Commitments, Forward Sale Commitments, Short Sales, Swap Contracts, Forward Foreign Currency Contracts, Foreign Currency Translations and Capital Gain Distributions Received	28,038,972	21,438,597	159,888,222

Total Increase (Decrease) in Net Assets from Operations	$37,181,162	$23,915,603	$164,890,700

(a)	Includes net decrease in accrued foreign capital gains taxes of $(460,909) for Emerging Markets Equity Fund.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$3,771,537	$—	$29,254	$—	$16,187	$—	$—	$6,462,823
—	—	—	—	—	—	—	—
186,576	63,306,091	3,957,996	2,401,544	1,438,376	622,158	7,645,545	—
—	18,476	—	—	—	—	9,304	—
8,088	—	—	—	—	—	—	—
(500,428)	—	—	—	—	—	—	—
—	8,539	—	—	—	1,959	—	—

3,465,773	63,333,106	3,987,250	2,401,544	1,454,563	624,117	7,654,849	6,462,823

2,102,956	2,750,769	380,318	414,812	168,497	242,516	1,106,283	881,701
27,289	84,202	7,078	11,370	5,377	6,080	30,107	10,406
252,909	569,961	99,318	215,912	63,928	93,688	123,013	62,027
64,257	116,874	18,049	16,354	6,960	11,521	69,171	15,308
93,226	33,344	39,627	36,542	4,011	24,336	32,609	12,671
9,702	41,853	3,183	3,193	1,938	28,058	22,936	2,682
77,986	82,513	61,160	70,492	53,331	73,945	64,612	39,034
18,559	64,948	7,384	5,034	4,047	6,138	21,956	4,541
20,563	15,172	17,577	10,477	14,384	21,360	23,176	44,842
17,635	46,831	4,626	20,028	3,320	107,424	10,506	20,084
—	—	—	—	—	587,777	399,534	—

2,685,082	3,806,467	638,320	804,214	325,793	1,202,843	1,903,903	1,093,296
(775,029)	(176,434)	(110,024)	(43,125)	—	(25,687)	(113,308)	(734,751)

1,910,053	3,630,033	528,296	761,089	325,793	1,177,156	1,790,595	358,545

$1,555,720	$59,703,073	$3,458,954	$1,640,455	$1,128,770	$(553,039)	$5,864,254	$6,104,278

$(4,228,738)	$(34,579,180)	$(2,123,627)	$(3,815,960)	$(1,963,137)	$(1,265,388)	$(5,797,017)	$(2,259,156)
—	—	—	—	—	—	60	—
(4,464)	(12,005,952)	—	253,836	244,726	430,054	3,527,284	—
—	2,485,467	—	166,181	—	143,467	—	—
—	—	—	1,086,805	—	—	—	—
—	—	—	—	—	2,509	3,313	—
—	110,945	—	505,245	—	(751,896)	(29,001)	—
—	(671,859)	—	(1,141,070)	—	(765,235)	68,624	—
(41,231)	195,966	—	550,412	—	296,966	680,748	—
—	—	—	—	—	—	—	1,890,741

(4,274,433)	(44,464,613)	(2,123,627)	(2,394,551)	(1,718,411)	(1,909,523)	(1,545,989)	(368,415)

6,255,752 (a)	(56,134,210)	779,956	(53,664)	741,254	(3,702,443)	6,877,487	(3,932,269)
—	(8,619)	—	—	—	—	2,080	—
3,861	922,442	—	(406,146)	45,846	393,138	106,717	—
—	1,039,249	—	184,303	—	494,662	—	—
—	—	—	(427,064)	—	—	—	—
—	1,999,550	—	(2,934,916)	—	534,540	(1,140,960)	—
—	(1,581)	—	—	—	—	—	—
—	(430,786)	—	287,871	—	(67,584)	(765,866)	—
(21,260)	(47,492)	—	416,390	—	(80,271)	(131,707)	—

6,238,353	(52,661,447)	779,956	(2,933,226)	787,100	(2,427,958)	4,947,751	(3,932,269)

1,963,920	(97,126,060)	(1,343,671)	(5,327,777)	(931,311)	(4,337,481)	3,401,762	(4,300,684)

$3,519,640	$(37,422,987)	$2,115,283	$(3,687,322)	$197,459	$(4,890,520)	$9,266,016	$1,803,594

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2023 (unaudited) and Year Ended August 31, 2022

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2023	2022	2023	2022
OPERATIONS:

Net investment income (loss)	$9,142,190	$15,594,335	$2,477,006	$3,736,593
Net realized gain (loss)	865,007	172,087,177	(9,324,118)	62,024,679
Change in unrealized appreciation (depreciation)	27,173,965	(500,847,239)	30,762,715	(166,489,650)

Increase (Decrease) in Net Assets from Operations	37,181,162	(313,165,727)	23,915,603	(100,728,378)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(142,132,555)	(218,376,686)	(53,167,528)	(122,000,592)

Decrease in Net Assets from Distributions to Shareholders	(142,132,555)	(218,376,686)	(53,167,528)	(122,000,592)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	240,572,722	486,481,852	68,567,146	233,183,806
Reinvestment of distributions	142,130,329	218,373,626	53,166,875	121,999,032
Cost of shares repurchased	(260,279,543)	(663,173,550)	(124,921,868)	(268,172,019)

Increase (Decrease) in Net Assets from Fund Share Transactions	122,423,508	41,681,928	(3,187,847)	87,010,819

Increase (Decrease) in Net Assets	17,472,115	(489,860,485)	(32,439,772)	(135,718,151)
NET ASSETS:

Beginning of period	1,684,856,320	2,174,716,805	541,551,926	677,270,077

End of period	$1,702,328,435	$1,684,856,320	$509,112,154	$541,551,926

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2023	2022	2023	2022	2023	2022	2023	2022

$5,002,478	$26,807,091	$1,555,720	$11,007,603	$59,703,073	$24,979,012	$3,458,954	$7,803,299
(24,605,709)	48,710,814	(4,274,433)	(7,618,582)	(44,464,613)	(55,680,835)	(2,123,627)	(4,354,537)
184,493,931	(389,470,051)	6,238,353	(160,760,326)	(52,661,447)	(156,801,805)	779,956	(20,402,345)

164,890,700	(313,952,146)	3,519,640	(157,371,305)	(37,422,987)	(187,503,628)	2,115,283	(16,953,583)

(57,788,263)	(119,339,071)	(8,935,779)	(22,917,354)	(24,921,550)	(36,006,413)	(3,467,633)	(8,225,582)

(57,788,263)	(119,339,071)	(8,935,779)	(22,917,354)	(24,921,550)	(36,006,413)	(3,467,633)	(8,225,582)

106,631,597	416,349,552	53,693,625	201,338,210	349,352,175	521,340,855	10,833,146	36,057,337
57,786,251	119,336,497	8,935,359	22,916,953	24,920,773	36,008,324	3,467,433	8,226,664
(222,540,527)	(412,033,900)	(54,701,042)	(125,860,875)	(158,934,139)	(293,194,927)	(14,990,670)	(119,695,578)

(58,122,679)	123,652,149	7,927,942	98,394,288	215,338,809	264,154,252	(690,091)	(75,411,577)

48,979,758	(309,639,068)	2,511,803	(81,894,371)	152,994,272	40,644,211	(2,042,441)	(100,590,742)

1,148,016,404	1,457,655,472	481,053,110	562,947,481	1,351,841,597	1,311,197,386	112,501,835	213,092,577

$1,196,996,162	$1,148,016,404	$483,564,913	$481,053,110	$1,504,835,869	$1,351,841,597	$110,459,394	$112,501,835

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2023 (unaudited) and Year Ended August 31, 2022

	International Fixed Income Fund
	2023	2022
OPERATIONS:

Net investment income (loss)	$1,640,455	$1,618,829
Net realized gain (loss)	(2,394,551)	3,125,431
Change in unrealized appreciation (depreciation)	(2,933,226)	(25,731,163)

Increase (Decrease) in Net Assets from Operations	(3,687,322)	(20,986,903)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(14,058,663)	(4,340,961)

Decrease in Net Assets from Distributions to Shareholders	(14,058,663)	(4,340,961)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	31,971,008	78,272,934
Reinvestment of distributions	14,057,777	4,340,926
Cost of shares repurchased	(30,003,802)	(41,589,279)

Increase (Decrease) in Net Assets from Fund Share Transactions	16,024,983	41,024,581

Increase (Decrease) in Net Assets	(1,721,002)	15,696,717
NET ASSETS:

Beginning of period	171,425,368	155,728,651

End of period	$169,704,366	$171,425,368

See Notes to Financial Statements.

Municipal Bond Fund		Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2023	2022	2023	2022	2023	2022	2023	2022

$1,128,770	$1,844,394	$(553,039)	$10,838,492	$5,864,254	$4,251,886	$6,104,278	$2,532,703
(1,718,411)	(1,920,018)	(1,909,523)	6,584,440	(1,545,989)	10,934,287	(368,415)	1,655,063
787,100	(8,616,294)	(2,427,958)	(25,115,356)	4,947,751	(20,741,772)	(3,932,269)	(7,019,402)

197,459	(8,691,918)	(4,890,520)	(7,692,424)	9,266,016	(5,555,599)	1,803,594	(2,831,636)

(1,116,693)	(2,081,496)	(7,395,101)	(16,180,465)	(22,018,011)	(6,020,068)	(9,351,880)	(926,844)

(1,116,693)	(2,081,496)	(7,395,101)	(16,180,465)	(22,018,011)	(6,020,068)	(9,351,880)	(926,844)

28,988,341	30,931,405	15,844,354	27,701,819	44,711,001	264,301,424	30,530,455	69,749,277
1,116,692	2,082,092	7,394,879	16,181,288	22,016,351	6,020,038	9,351,880	926,844
(23,298,329)	(27,058,631)	(14,863,227)	(66,020,546)	(181,150,779)	(194,914,743)	(28,101,483)	(39,018,518)

6,806,704	5,954,866	8,376,006	(22,137,439)	(114,423,427)	75,406,719	11,780,852	31,657,603

5,887,470	(4,818,548)	(3,909,615)	(46,010,328)	(127,175,422)	63,831,052	4,232,566	27,899,123

86,950,499	91,769,047	102,266,487	148,276,815	505,786,929	441,955,877	146,764,463	118,865,340

$92,837,969	$86,950,499	$98,356,872	$102,266,487	$378,611,507	$505,786,929	$150,997,029	$146,764,463

See Notes to Financial Statements.

Statements of Cash Flows

For the Period Ended February 28, 2023 (unaudited)

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/Used in Operating Activities:
Net decrease in net assets resulting from operations	$(3,687,322)	$(4,890,520)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash and foreign currency provided by/used in operating activities:
Purchases of long-term investments	(300,699,368)	(36,639,822)
Proceeds from the sale and maturity of long-term investments	312,054,303	44,085,132
Proceeds from short-term investments, net	(10,520,087)	770,084
Decrease to the principal amount of inflation-indexed bonds	(24,474)	(358,408)
Proceeds from forward sale commitments	117,492,965	—
Payments on forward sale commitments	(130,369,473)	—
Change in net unrealized depreciation from forward sale commitments	427,064	—
Change in net unrealized depreciation from unaffiliated investments	53,664	3,702,443
Change in net unrealized appreciation from options contracts written	(184,303)	(494,662)
Change in net unrealized depreciation on open OTC swap contracts	579,561	—
Decrease in variation margin on open centrally cleared swap contracts	8,975	121,274
Net amortization (accretion) of premiums (discounts) of investments	(5,919)	59,898
Net realized gain from unaffiliated investments	3,815,960	1,265,388
Decrease in premium received on options contracts written	(71,976)	(141,698)
Decrease in variation margin on open futures contracts	142,417	7,721
Increase/Decrease in receivable for securities sold	(1,689,065)	1,226,979
Decrease in receivable for TBA securities sold	47,306,794	5,123,036
Increase/Decrease in dividends and interest receivable from unaffiliated investments	(106,190)	111,465
Increase/Decrease in deposits for collateral from counterparty	144,000	(41,000)
Increase in net upfront payments received/paid on OTC open swap contracts	(56,518)	—
Increase in prepaid trustee expenses	(58)	—
Increase in prepaid expenses	(3,123)	3,508
Change in net unrealized appreciation on open forward foreign currency contracts	(287,871)	67,584
Increase/Decrease in payable for securities purchased	2,170,228	(1,183,977)
Decrease in payable for TBA securities purchased	(37,096,912)	(5,214,835)
Decrease in deposits for collateral from counterparty	(444,000)	(10,000)
Decrease in investment management fee payable	(8,911)	(5,890)
Increase in interest expense payable	1,446	21,703
Increase in custody fee payable	26,902	11,830
Decrease in transfer agent fees payable	(52)	(646)
Increase in trustees’ fees payable	—	1,788
Decrease in accrued expenses	(55,399)	(5,469)

Net cash and foreign currency provided by/used in operating activities	(1,086,742)	7,592,906

Cash Flows Provided by/Used in Financing Activities:
Proceeds from sale-buyback transactions	—	38,629,995
Payments on sale-buyback transactions	—	(42,665,660)
Proceeds from reverse repurchase agreements	—	(4,100,537)
Proceeds from sale of shares	31,988,265	15,813,748
Cost of shares repurchased	(31,099,155)	(16,282,472)
Distributions to shareholders, net of reinvestments	(886)	(251)

Net cash and foreign currency provided by/used in financing activities	888,224	(8,605,177)

Net increase in cash and foreign currency(a)	(198,518)	(1,012,271)

Cash and Foreign Currency:
Cash, cash equivalents and foreign cash at the beginning of the period	317,878	2,341,334

Cash, cash equivalents and foreign cash at end of the period	119,360	1,329,063

Non-Cash Financing Activities:
Reinvestment of distributions	(14,057,777)	(7,394,879)

(a)	Includes net change in unrealized depreciation on foreign currency of $(44,116) and $(44,478) for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$20.91		$27.58	$21.62	$19.10	$21.31	$18.76

Income (Loss) from Operations:
Net investment income(2)	0.11		0.20	0.22	0.26	0.27	0.26
Net realized and unrealized gain (loss)	0.31		(3.96)	6.49	3.23	(0.24)	3.18

Total Income (Loss) from Operations	0.42		(3.76)	6.71	3.49	0.03	3.44

Less Distributions from:
Net investment income	(0.18)		(0.20)	(0.18)	(0.20)	(0.34)	(0.24)
Net realized gain	(1.60)		(2.71)	(0.57)	(0.77)	(1.90)	(0.65)

Total Distributions	(1.78)		(2.91)	(0.75)	(0.97)	(2.24)	(0.89)

Net Asset Value, End of Year	$19.55		$20.91	$27.58	$21.62	$19.10	$21.31

Total Return†(3)	2.26	%(4)	(15.44)%	31.79%	18.85%	1.32%	18.89%
Net Assets, End of Year (millions)	$1,702		$1,685	$2,175	$1,854	$1,554	$1,737
Ratios to Average Net Assets:
Gross expenses	0.70	%(5)	0.69%	0.68%	0.70%	0.69%	0.69%
Net expenses(6)	0.49	%(5)	0.48	0.47	0.49	0.48	0.48
Net investment income	1.11	(5)	0.82	0.91	1.33	1.43	1.29
Portfolio Turnover Rate	11	%(4)	20%	15%	21%	13%	29%

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$16.56		$24.35	$18.01	$18.60	$23.06	$19.53

Income (Loss) from Operations:
Net investment income(2)	0.08		0.12	0.13	0.13	0.12	0.10
Net realized and unrealized gain (loss)	0.67		(3.25)	7.10	1.48	(1.83)	4.14

Total Income (Loss) from Operations	0.75		(3.13)	7.23	1.61	(1.71)	4.24

Less Distributions from:
Net investment income	(0.11)		(0.08)	(0.14)	(0.10)	(0.10)	(0.03)
Net realized gain	(1.54)		(4.58)	(0.75)	(2.10)	(2.65)	(0.68)

Total Distributions	(1.65)		(4.66)	(0.89)	(2.20)	(2.75)	(0.71)

Net Asset Value, End of Year	$15.66		$16.56	$24.35	$18.01	$18.60	$23.06

Total Return†(3)	5.06	%(4)	(15.89)%	41.14%	8.78%	(6.25)%	22.17%
Net Assets, End of Year (millions)	$509		$542	$677	$620	$423	$520
Ratios to Average Net Assets:
Gross expenses	0.94	%(5)	0.93%	0.92%	0.96%	0.98%	0.92%
Net expenses(6)	0.60	(5)	0.59	0.58	0.62	0.66	0.61
Net investment income	0.97	(5)	0.63	0.61	0.77	0.63	0.47
Portfolio Turnover Rate	10	%(4)	41%	29%	45%	65%	34%

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$11.19		$15.54	$12.27	$11.59	$12.64	$12.34

Income (Loss) from Operations:
Net investment income(2)	0.05		0.27	0.21	0.17	0.28	0.27
Net realized and unrealized gain (loss)	1.60		(3.34)	3.30	0.84	(1.09)	0.24

Total Income (Loss) from Operations	1.65		(3.07)	3.51	1.01	(0.81)	0.51

Less Distributions from:
Net investment income	(0.21)		(0.33)	(0.24)	(0.33)	(0.24)	(0.21)
Net realized gain	(0.36)		(0.95)	—	—	—	—

Total Distributions	(0.57)		(1.28)	(0.24)	(0.33)	(0.24)	(0.21)

Net Asset Value, End of Year	$12.27		$11.19	$15.54	$12.27	$11.59	$12.64

Total Return†(3)	15.07	%(4)	(21.37)%	28.93%	8.64%	(6.34)%	4.15%
Net Assets, End of Year (millions)	$1,197		$1,148	$1,458	$1,254	$1,311	$1,677
Ratios to Average Net Assets:
Gross expenses	0.85	%(5)	0.85%	0.84%	0.87%	0.84%	0.83%
Net expenses(6)	0.68	(5)	0.67	0.67	0.71	0.68	0.66
Net investment income	0.87	(5)	2.01	1.50	1.44	2.40	2.07
Portfolio Turnover Rate	11	%(4)	38%	52%	39%	28%	41%

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$12.39		$17.44	$14.67	$14.00	$14.29	$15.33

Income (Loss) from Operations:
Net investment income(2)	0.04		0.30	0.20	0.20	0.27	0.22
Net realized and unrealized gain (loss)	0.06		(4.65)	2.90	0.75	(0.34)	(1.06)

Total Income (Loss) from Operations	0.10		(4.35)	3.10	0.95	(0.07)	(0.84)

Less Distributions from:
Net investment income	(0.23)		(0.29)	(0.33)	(0.28)	(0.22)	(0.20)
Net realized gain	—		(0.41)	—	—	—	—

Total Distributions	(0.23)		(0.70)	(0.33)	(0.28)	(0.22)	(0.20)

Net Asset Value, End of Year	$12.26		$12.39	$17.44	$14.67	$14.00	$14.29

Total Return†(3)	0.85	%(4)	(25.82)%	21.28%	6.79%	(0.40)%	(5.55)%
Net Assets, End of Year (millions)	$484		$481	$563	$548	$493	$498
Ratios to Average Net Assets:
Gross expenses	1.15	%(5)	1.15%	1.12%	1.15%	1.13%	1.11%
Net expenses(6)	0.82	(5)	0.81	0.80	0.84	0.82	0.80
Net investment income	0.67	(5)	2.10	1.18	1.44	1.95	1.42
Portfolio Turnover Rate	3	%(4)	14%	53%	23%	22%	24%

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$7.12		$8.39	$8.79	$8.42	$7.86	$8.19

Income (Loss) from Operations:
Net investment income(2)	0.30		0.14	0.13	0.19	0.23	0.20
Net realized and unrealized gain (loss)	(0.49)		(1.20)	(0.08)	0.42	0.57	(0.31)

Total Income (Loss) from Operations	(0.19)		(1.06)	0.05	0.61	0.80	(0.11)

Less Distributions from:
Net investment income	(0.12)		(0.16)	(0.17)	(0.22)	(0.24)	(0.21)
Tax return of capital	—		—	—	—	—	(0.01)
Net realized gain	—		(0.05)	(0.28)	(0.02)	—	—

Total Distributions	(0.12)		(0.21)	(0.45)	(0.24)	(0.24)	(0.22)

Net Asset Value, End of Year	$6.81		$7.12	$8.39	$8.79	$8.42	$7.86

Total Return†(3)	(2.63	)%(4)	(12.86)%	0.58%	7.46%	10.39%	(1.35)%
Net Assets, End of Year (millions)	$1,505		$1,352	$1,311	$981	$1,204	$867
Ratios to Average Net Assets:
Gross expenses	0.55	%(5)	0.56%	0.56%	0.58%	0.57%	0.57%
Net expenses(6)	0.53	(5)	0.53	0.54	0.56	0.56	0.56
Net investment income	8.68	(5)	1.85	1.57	2.27	2.85	2.49
Portfolio Turnover Rate	134	%(4)	238%	227%	216%	210%	253%

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$3.14		$3.72	$3.61	$3.76	$3.77	$3.86

Income (Loss) from Operations:
Net investment income(2)	0.10		0.17	0.18	0.17	0.19	0.20
Net realized and unrealized gain (loss)	(0.03)		(0.56)	0.11	(0.15)	—	(0.08)

Total Income (Loss) from Operations	0.07		(0.39)	0.29	0.02	0.19	0.12

Less Distributions from:
Net investment income	(0.10)		(0.19)	(0.18)	(0.17)	(0.20)	(0.21)

Net Asset Value, End of Year	$3.11		$3.14	$3.72	$3.61	$3.76	$3.77

Total Return†(3)	2.28	%(4)	(10.88)%	8.61%	0.14%	5.58%	3.20%
Net Assets, End of Year (millions)	$110		$113	$213	$282	$49	$58
Ratios to Average Net Assets:
Gross expenses	1.17	%(5)	1.07%	0.96%	1.07%	1.32%	1.17%
Net expenses(6)	0.97	(5)	0.87	0.76	0.86	1.12	0.97
Net investment income	6.37	(5)	4.88	4.79	4.85	5.09	5.27
Portfolio Turnover Rate	12	%(4)	46%	117%	84%	43%	57%

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$7.00		$8.12	$8.03	$8.35	$7.86	$7.78

Income (Loss) from Operations:
Net investment income(2)	0.06		0.07	0.07	0.20	0.06	0.14
Net realized and unrealized gain (loss)	(0.20)		(0.98)	0.08	(0.15)	0.70	0.03

Total Income (Loss) from Operations	(0.14)		(0.91)	0.15	0.05	0.76	0.17

Less Distributions from:
Net investment income	(0.59)		(0.12)	—	(0.35)	(0.27)	(0.09)
Net realized gain	—		(0.09)	(0.06)	(0.02)	—	—

Total Distributions	(0.59)		(0.21)	(0.06)	(0.37)	(0.27)	(0.09)

Net Asset Value, End of Year	$6.27		$7.00	$8.12	$8.03	$8.35	$7.86

Total Return†(3)	(2.18	)%(4)	(11.54)%	1.86%	0.75%	10.01%	2.25%
Net Assets, End of Year (millions)	$170		$171	$156	$135	$147	$145
Ratios to Average Net Assets:
Gross expenses(5)	0.97	%(6)	0.93%	0.97%	1.16%	1.24%	1.01%
Net expenses(5)(7)	0.92	(6)	0.88	0.92	1.11	1.19	0.95
Net investment income	1.98	(6)	0.95	0.92	2.49	0.77	1.76
Portfolio Turnover Rate	194	%(4)	312%	402%	437%	265%	203%

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.00%, 0.00%, less than 0.0005%, 0.09%, 0.15% and 0.04%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$8.55		$9.60	$9.53	$9.61	$9.11	$9.37

Income (Loss) from Operations:
Net investment income(2)	0.11		0.18	0.17	0.20	0.23	0.24
Net realized and unrealized gain (loss)	(0.05)		(1.03)	0.12	(0.01)	0.52	(0.26)

Total Income (Loss) from Operations	0.06		(0.85)	0.29	0.19	0.75	(0.02)

Less Distributions from:
Net investment income	(0.11)		(0.18)	(0.17)	(0.21)	(0.22)	(0.24)
Net realized gain	—		(0.02)	(0.05)	(0.06)	(0.03)	—

Total Distributions	(0.11)		(0.20)	(0.22)	(0.27)	(0.25)	(0.24)

Net Asset Value, End of Year	$8.50		$8.55	$9.60	$9.53	$9.61	$9.11

Total Return†(3)	0.72	%(4)	(8.91)%	3.07%	1.99%	8.38%	(0.21)%
Net Assets, End of Year (millions)	$93		$87	$92	$69	$86	$64
Ratios to Average Net Assets:
Gross expenses	0.77	%(5)	0.71%	0.73%	0.73%	0.74%	0.72%
Net expenses	0.77	(5)	0.71	0.73	0.73	0.74	0.72
Net investment income	2.66	(5)	1.99	1.79	2.16	2.44	2.61
Portfolio Turnover Rate	18	%(4)	48%	7%	10%	42%	18%

(1)	For the six months ended Februart 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$9.17		$11.16	$11.13	$10.19	$9.79	$10.08

Income (Loss) from Operations:
Net investment income (loss)(2)	(0.05)		0.87	0.56	0.18	0.24	0.30
Net realized and unrealized gain (loss)	(0.38)		(1.54)	0.07	0.88	0.38	(0.25)

Total Income (Loss) from Operations	(0.43)		(0.67)	0.63	1.06	0.62	0.05

Less Distributions from:
Net investment income	(0.37)		(0.93)	(0.60)	(0.12)	(0.22)	(0.34)
Net realized gain	(0.28)		(0.39)	—	—	—	—

Total Distributions	(0.65)		(1.32)	(0.60)	(0.12)	(0.22)	(0.34)

Net Asset Value, End of Year	$8.09		$9.17	$11.16	$11.13	$10.19	$9.79

Total Return†(3)	(4.76	)%(4)	(6.55)%	5.87%	10.38%	6.42%	0.55%
Net Assets, End of Year (millions)	$98		$102	$148	$156	$217	$240
Ratios to Average Net Assets:
Gross expenses(5)	2.48	%(6)	1.08%	0.93%	1.27%	1.35%	1.27%
Net expenses(5)(7)	2.43	(6)	1.03	0.88	1.22	1.30	1.22
Net investment income (loss)	(1.14	)(6)	8.43	5.08	1.76	2.47	3.07
Portfolio Turnover Rate	26	%(4)	57%	104%	193%	143%	72%

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 1.21%, 0.17%, 0.03%, 0.35%, 0.55% and 0.49%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2023(1)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$9.69		$9.89	$9.99	$9.90	$9.97	$9.99

Income (Loss) from Operations:
Net investment income(2)	0.13		0.08	0.05	0.18	0.25	0.19
Net realized and unrealized gain (loss)	0.08		(0.17)	0.01	0.06	(0.06)	0.02

Total Income (Loss) from Operations	0.21		(0.09)	0.06	0.24	0.19	0.21

Less Distributions from:
Net investment income	(0.54)		(0.11)	(0.16)	(0.15)	(0.26)	(0.23)

Net Asset Value, End of Year	$9.36		$9.69	$9.89	$9.99	$9.90	$9.97

Total Return†(3)	2.22	%(4)	(0.92)%	0.61%	2.36%	2.07%	2.09%
Net Assets, End of Year (millions)	$379		$506	$442	$398	$497	$507
Ratios to Average Net Assets:
Gross expenses(5)	0.86	%(6)	0.67%	0.67%	0.69%	0.82%	0.71%
Net expenses(5),(7)	0.81	(6)	0.62	0.62	0.64	0.77	0.66
Net investment income	2.65	(6)	0.79	0.50	1.78	2.51	1.90
Portfolio Turnover Rate	16	%(4)	86%	55%	96%	97%	128%

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.18%, 0.02%, less than 0.005%, 0.02%, 0.07% and 0.04%, respectively.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the year.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2023(1)		2022	2021	2020	2019	2018(2)
Net Asset Value, Beginning of Year/Period	$10.69		$10.99	$10.04	$10.10	$9.88	$10.00

Income (Loss) from Operations:
Net investment income (loss)(3)	0.43		0.20	0.13	0.15	0.10	(0.09)
Net realized and unrealized gain (loss)	(0.31)		(0.42)	0.91	0.10	0.19	(0.03)

Total Income (Loss) from Operations	0.12		(0.22)	1.04	0.25	0.29	(0.12)

Less Distributions from:
Net investment income	(0.64)		(0.07)	(0.09)	(0.28)	(0.07)	—
Net realized gain	(0.02)		(0.01)	—	(0.03)	—	—

Total Distributions	(0.66)		(0.08)	(0.09)	(0.31)	(0.07)	—

Net Asset Value, End of Year/Period	$10.15		$10.69	$10.99	$10.04	$10.10	$9.88

Total Return†(4)	1.25	%(5)	(2.06)%	10.39%	2.61%	2.90%	(1.20	)%(5)
Net Assets, End of Year/Period (millions)	$151		$147	$119	$39	$27	$6
Ratios to Average Net Assets:
Gross expenses	1.49	%(6)	1.59%	1.56%	1.85%	2.34%	11.00	%(6)
Net expenses(7)(8)	0.49	(6)	0.59	0.56	0.70	0.88	1.95	(6)
Net investment income (loss)	8.31	(6)	1.83	1.24	1.52	1.01	(1.72	)(6)
Portfolio Turnover Rate	12	%(5)	18%	18%	34%	16%	14	%(5)

(1)	For the six months ended February 28, 2023 (unaudited).
(2)	For the period from Fund inception (February 15, 2018) through the period ended August 31, 2018.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Does not reflect the Fund’s proportionate share of income and expenses from the Underlying Fund.
†	Calculated based on the net asset value as of the last business day of the year/period.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign

Notes to Financial Statements

(unaudited) (continued)

markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use

Notes to Financial Statements

(unaudited) (continued)

inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$115,333,682	$115,333,682	$—	$—
Consumer Discretionary	195,921,751	195,921,751	—	—
Consumer Staples	86,629,081	86,629,081	—	—
Energy	50,119,418	50,119,418	—	—
Financials	164,626,064	164,626,064	—	—
Health Care	247,103,184	247,103,184	—	—
Industrials	194,367,921	194,367,921	—	—
Information Technology	440,154,798	440,154,798	—	—
Materials	47,234,250	47,229,712	4,538	—
Real Estate	43,821,192	43,821,192	—	—
Utilities	32,583,960	32,583,960	—	—
Closed End Mutual Fund Security:
Financials	35,860,752	35,860,752	—	—
Short-Term Investments:
Money Market Fund	6,576,238	6,576,238	—	—
Time Deposits	45,253,656	—	45,253,656	—

Total Investments, at Value	$1,705,585,947	$1,660,327,753	$45,258,194	$—

Security Lending Transactions — Liabilities	$(6,576,238)	$—	$(6,576,238)	$—

Other Financial Instruments — Assets
Futures Contract	$13,010	$13,010	$—	$—

Total Other Financial Instruments — Assets	$13,010	$13,010	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities
Futures Contract	$(53,512)	$(53,512)	$—	$—

Total Other Financial Instruments — Liabilities	$(53,512)	$(53,512)	$—	$—

Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$10,253,381	$10,253,381	$—	$—
Consumer Discretionary	40,434,473	40,434,473	—	—
Consumer Staples	20,840,738	20,840,738	—	—
Energy	20,361,593	20,361,593	—	—
Financials	63,928,721	63,928,721	—	—
Health Care	76,273,046 *	76,242,391	30,655	—	*
Industrials	99,871,580	99,871,580	—	—
Information Technology	82,371,849	82,371,849	—	—
Materials	27,190,726 *	27,181,560	9,166	—	*
Real Estate	26,735,321	26,735,321	—	—
Utilities	12,958,775	12,958,775	—	—
Preferred Stocks:
Financials	2,888,508	2,888,508	—	—
Closed End Mutual Fund Securities:
Financials	1,121,004	1,121,004	—	—
Corporate Bonds & Notes	812,538	—	812,538	—
Short-Term Investments:
Money Market Fund	15,489,693	15,489,693	—	—
Time Deposits	20,812,785	—	20,812,785	—

Total Investments, at Value	$522,344,731 *	$500,679,587	$21,665,144	$—	*

Security Lending Transactions — Liabilities	$(15,489,693)	$—	$(15,489,693)	$—

Other Financial Instruments — Assets
Futures Contract	$3,712	$3,712	$—	$—

Total Other Financial Instruments — Assets	$3,712	$3,712	$—	$—

Other Financial Instruments — Liabilities
Futures Contract	$(1,815)	$(1,815)	$—	$—

Total Other Financial Instruments —Liabilities	$(1,815)	$(1,815)	$—	$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$144,957,210	$—	$144,957,210	$—
Germany	87,747,734	—	87,747,734	—
Japan	193,759,772	97,639	193,662,133	—
Switzerland	99,444,121	879,283	98,564,838	—
United Kingdom	201,439,076	1,482,419	199,956,657	—
Other Countries**	419,134,461	64,097,958	355,036,503	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Stocks:
Germany	$2,723,498	$—	$2,723,498	$—
Closed End Mutual Fund Security:
United States	1,265,912	1,265,912	—	—
Right:
Hong Kong	7,146	—	7,146	—
Short-Term Investments:
Money Market Fund	19,305,518	19,305,518	—	—
Time Deposits	39,793,304	—	39,793,304	—

Total Investments, at Value	$1,209,577,752	$87,128,729	$1,122,449,023	$—

Security Lending Transactions — Liabilities	$(19,305,518)	$—	$(19,305,518)	$—

Other Financial Instruments — Asset
Futures Contracts	$8,838	$8,838	$—	$—

Total Other Financial Instruments — Assets	$8,838	$8,838	$—	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(2,174)	$(2,174)	$—	$—

Total Other Financial Instruments — Liabilities	$(2,174)	$(2,174)	$—	$—

Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$29,921,252	$29,921,252	$—	$—
China	129,440,799	11,681,495	117,759,304	—
India	62,447,861	11,632,663	50,815,198	—
South Korea	56,040,200	45,556	55,994,644	—
Taiwan	62,588,637	12,381,964	50,206,673	—
Other Countries**	123,481,247 *	31,575,167	91,865,136	40,944	*
Preferred Stocks:
Brazil	2,564,725	2,564,725	—	—
Chile	323,344	323,344	—	—
Colombia	78,860	78,860	—	—
Mexico	200,967	200,967	—	—
Russia	853	—	17	836
South Korea	3,664,482	—	3,664,482	—
Right:
China	2	—	2	—
Short-Term Investments:
Money Market Fund	1,169,429	1,169,429	—	—
Time Deposits	12,185,866	—	12,185,866	—

Total — Investments, at Value	$484,108,524 *	$101,575,422	$382,491,322	$41,780	*

Security Lending Transactions — Liabilities	$(1,169,429)	$—	$(1,169,429)	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities
Futures Contract	$(7,481)	$(7,481)	$—	$—

Total Other Financial Instruments — Liabilities	$(7,481)	$(7,481)	$—	$—

Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$433,269,078 *	$—	$433,269,078	$—	*
Mortgage-Backed Securities	416,929,853	—	416,929,853	—
U.S. Government Agencies & Obligations	406,660,280	—	406,660,280	—
Collateralized Mortgage Obligations	168,312,273	—	168,312,273	—
Sovereign Bonds	38,589,448	—	38,589,448	—
Asset-Backed Securities	26,089,748	—	26,089,748	—
Senior Loans	23,675,230	—	23,675,230	—
Municipal Bonds	5,044,832	—	5,044,832	—
Common Stock:
Wireless Telecommunication Services	275,294	—	275,294	—
Right:
Luxembourg	— *	—	—	—	*
Purchased Options	218,219	218,219	—	—
Short-Term Investments:
Time Deposits	47,303,024	—	47,303,024	—
U.S. Government Agencies	11,909,620	—	11,909,620	—
U.S. Government Obligations	80,867,106	—	80,867,106	—

Total Investments, at Value	$1,659,144,005 *	$218,219	$1,658,925,786	$—	*

Other Financial Instruments — Assets
Futures Contracts	$688,130	$688,130	$—	$—
Forward Foreign Currency Contracts	147,852	—	147,852	—
Centrally Cleared Interest Rate Swaps	8,944,506	—	8,944,506	—
Centrally Cleared Credit Default Swap	426,465	—	426,465	—

Total Other Financial Instruments — Assets	$10,206,953	$688,130	$9,518,823	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(849,295)	$(849,295)	$—	$—
Futures Contracts	(1,465,171)	(1,465,171)	—	—
Forward Foreign Currency Contracts	(806,794)	—	(806,794)	—
Centrally Cleared Interest Rate Swaps	(2,243,555)	—	(2,243,555)	—
Centrally Cleared Credit Default Swap	(88,276)	—	(88,276)	—

Total Other Financial Instruments — Liabilities	$(5,453,091)	$(2,314,466)	$(3,138,625)	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$97,565,042	$—	$97,565,042	$—
Collateralized Mortgage Obligations	4,102,248	—	4,102,248	—
Senior Loans	3,414,944	—	3,414,944	—
Common Stocks:
Energy	331,698	331,698	—	—
Convertible Preferred Stock:
Energy	234,631	—	234,631	—
Sovereign Bonds	43,030	—	43,030	—
Short-Term Investments:
Time Deposits	3,944,467	—	3,944,467	—

Total Investments, at Value	$109,636,060	$331,698	$109,304,362	$—

International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
Japan	$16,458,089	$—	$16,458,089	$—
Other Countries**	22,305,870	—	22,305,870	—
Collateralized Mortgage Obligations	34,773,535	—	34,773,535	—
Mortgage-Backed Securities	24,287,670	—	24,287,670	—
Corporate Bonds & Notes:
Other Countries**	19,342,797	—	19,342,797	—
U.S. Government Obligations	4,753,218	—	4,753,218	—
Asset-Backed Securities	769,637	—	769,637	—
Municipal Bond	83,967	—	83,967	—
Purchased Option	143,143	—	143,143	—
Short-Term Investments:
Repurchase Agreement	13,500,000	—	13,500,000	—
Sovereign Bonds:
Japan	36,520,805	—	36,520,805	—
Other Countries**	1,039,889	—	1,039,889	—
Time Deposits	4,944,283	—	4,944,283	—
U.S. Government Agencies	8,100,000	—	8,100,000	—
U.S. Government Obligations	1,475,534	—	1,475,534	—

Total Investments, at Value	$188,498,437	$—	$188,498,437	$—

Other Financial Instruments — Assets
Futures Contracts	$122,711	$122,711	$—	$—
Forward Foreign Currency Contracts	4,301,164	—	4,301,164	—
OTC Total Return Swaps	202,259	—	202,259	—
OTC Interest Rate Swaps	78,718	—	78,718	—
Centrally Cleared Interest Rate Swaps	3,624,806	—	3,624,806	—
OTC Credit Default Swaps	54,220	—	54,220	—
Centrally Cleared Credit Default Swaps	18,503	—	18,503	—

Total Other Financial Instruments Assets	$8,402,381	$122,711	$8,279,670	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities
Options Contracts Written	$(435,230)	$(13,219)	$(422,011)	$—
Forward Sale Commitments	(15,928,508)	—	(15,928,508)	—
Futures Contracts	(1,216,135)	(1,216,135)	—	—
Forward Foreign Currency Contracts	(756,983)	—	(756,983)	—
OTC Interest Rate Swaps	(12,310)	—	(12,310)	—
Centrally Cleared Interest Rate Swaps	(6,646,840)	—	(6,646,840)	—
Centrally Cleared Credit Default Swaps	(171,254)	—	(171,254)	—
OTC Cross Currency Swap	(29,926)	—	(29,926)	—

Total Other Financial Instruments — Liabilities	$(25,197,186)	$(1,229,354)	$(23,967,832)	$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds	$75,190,731	$—	$75,190,731	$—
Closed End Mutual Fund Security:
United States	2,636,250	2,636,250	—	—
Short-Term Investments:
Time Deposits	14,178,123	—	14,178,123	—

Total Investments, at Value	$92,005,104	$2,636,250	$89,368,854	$—

Other Financial Instruments — Assets
Futures Contracts	$54,568	$54,568	$—	$—

Total Other Financial Instruments — Assets	$54,568	$54,568	$—	$—

Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$101,299,332	$—	$101,299,332	$—
Collateralized Mortgage Obligations	10,723,935	—	10,723,935	—
Sovereign Bonds	7,674,797	—	7,674,797	—
Mortgage-Backed Securities	3,622,318	—	3,622,318	—
Corporate Bonds & Notes	3,497,395	—	3,497,395	—
Purchased Option	238,159	—	238,159	—
Short-Term Investments:
Time Deposits	1,077,003	—	1,077,003	—

Total Investments, at Value	$128,132,939	$—	$128,132,939	$—

Other Financial Instruments — Assets
Futures Contracts	$487,285	$487,285	$—	$—
Forward Foreign Currency Contracts	424,276	—	424,276	—
Centrally Cleared Interest Rate Swaps	1,068,880	—	1,068,880	—
Centrally Cleared Inflation Rate Swaps	1,578,734	—	1,578,734	—

Total Other Financial Instruments — Assets	$3,559,175	$487,285	$3,071,890	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities
Option Contracts Written	$(399,516)	$—	$(399,516)	$—
Reverse Repurchase Agreements	(28,486,503)	—	(28,486,503)	—
Futures Contracts	(180,667)	(180,667)	—	—
Forward Foreign Currency Contracts	(41,600)	—	(41,600)	—
Centrally Cleared Interest Rate Swaps	(1,211,673)	—	(1,211,673)	—
Centrally Cleared Inflation Rate Swaps	(1,510,507)	—	(1,510,507)	—
Centrally Cleared Credit Default Swap	(254)	—	(254)	—

Total Other Financial Instruments — Liabilities	$(31,830,720)	$(180,667)	$(31,650,053)	$—

Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$210,547,281	$—	$210,547,281	$—
Collateralized Mortgage Obligations	114,140,402	—	114,140,402	—
Asset-Backed Securities	35,225,033	—	35,225,033	—
U.S. Government Agencies & Obligations	7,995,245	—	7,995,245	—
Sovereign Bonds	1,589,659	—	1,589,659	—
Certificate of Deposit	942,148	—	942,148	—
Mortgage-Backed Securities	839,091	—	839,091	—
Short-Term Investments:
Commercial Papers	12,079,436	—	12,079,436	—
Time Deposits	10,888,197	—	10,888,197	—
U.S. Government Obligations	63,185,009	—	63,185,009	—

Total Investments, at Value	$457,431,501	$—	$457,431,501	$—

Other Financial Instruments — Assets
Futures Contracts	$506,928	$506,928	$—	$—
Forward Foreign Currency Contracts	2,192,285	—	2,192,285	—

Total Other Financial Instruments — Assets	$2,699,213	$506,928	$2,192,285	$—

Other Financial Instruments — Liabilities
Reverse Repurchase Agreements	$(37,973,478)	$—	$(37,973,478)	$—
Forward Foreign Currency Contracts	(312,070)	—	(312,070)	—
Centrally Cleared Credit Default Swap	(343,118)	—	(343,118)	—

Total Other Financial Instruments — Liabilities	$(38,628,666)	$—	$(38,628,666)	$—

Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$149,959,619	$149,959,619	$—	$—

Total Investments, at Value	$149,959,619	$149,959,619	$—	$—

*	Includes securities that are fair valued using significant unobservable inputs at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

Notes to Financial Statements

(unaudited) (continued)

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2022 through February 28, 2023:

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights
Small-Mid Cap Equity Fund
Balance as of August 31, 2022	$—	*	$—	*	$—	$—	$—
Total realized gain (loss)	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—	—	—
Purchases	—		—		—	—	—
(Sales)	—		—		—	—	—
Transfers in	—		—		—	—	—
(Transfers out)	—		—		—	—	—

Balance as of February 28, 2023	$—	*	$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2023	$—		$—		$—	$—	$—

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights
Emerging Markets Equity Fund
Balance as of August 31, 2022	$41,763	*	$40,927	*	$—	$836	$—	*
Total realized gain (loss)	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—	—	—
Purchases	—		—		—	—	—
(Sales)	—	*	—		—	—	—	*
Transfers in	17		17		—	—	—
(Transfers out)	—		—		—	—	—

Balance as of February 28, 2023	$41,780	*	$40,944	*	$—	$836	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2023	$—		$—		$—	$—	$—

	Total		Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Rights
Core Fixed Income Fund
Balance as of August 31, 2022	$324,809	*	$324,809	$—	*	$—	$—	*
Total realized gain (loss)	—		—	—		—	—
Change in unrealized appreciation (depreciation)	(49,515)		(49,515)	—		—	—
Purchases	—		—	—		—	—
(Sales)	—		—	—		—	—
Transfers in	—		—	—		—	—
(Transfers out)	(275,294)		(275,294)	—		—	—

Balance as of February 28, 2023	$—	*	$—	$—	*	$—	$—	*

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2023	$—		$—	$—		$—	$—

*	Includes securities that are valued at $0.

Notes to Financial Statements

(unaudited) (continued)

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Notes to Financial Statements

(unaudited) (continued)

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Financial Statements

(unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund

Notes to Financial Statements

(unaudited) (continued)

typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

Notes to Financial Statements

(unaudited) (continued)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2023:

Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$13,010	$13,010

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$53,512	$53,512

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$55,819	$55,819

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(68,936)	$(68,936)

Small-Mid Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$3,712	$3,712

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$1,815	$1,815

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(17,728)	$(17,728)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$68,081	$68,081

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$8,838	$8,838

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$2,174	$2,174

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$103,468	$103,468

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$14,822	$14,822

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$7,481	$7,481

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(4,464)	$(4,464)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$3,861	$3,861

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$218,219	$—	$—	$—	$218,219
Unrealized appreciation on open futures contracts (b)	688,130	—	—	—	688,130
Unrealized appreciation on forward foreign currency contracts (c) .	—	147,852	—	—	147,852
Unrealized appreciation on centrally cleared swaps (f)	8,944,506	—	426,465	—	9,370,971

	$9,850,855	$147,852	$426,465	$—	$10,425,172

Liability derivatives
Options contracts written outstanding (a)	$849,295	$—	$—	$—	$849,295
Unrealized depreciation on open futures contracts (b)	1,465,171	—	—	—	1,465,171
Unrealized depreciation on forward foreign currency contracts (a)	—	806,794	—	—	806,794
Unrealized depreciation on centrally cleared swaps (f)	2,243,555	—	88,276	—	2,331,831

	$4,558,021	$806,794	$88,276	$—	$5,453,091

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(1,905,717)	$(83,760)	$—	$—	$(1,989,477)
Futures contracts	(12,005,952)	—	—	—	(12,005,952)
Options contracts written	2,463,040	22,427	—	—	2,485,467
Swap contracts	304,919	—	(193,974)	—	110,945
Forward foreign currency contracts	—	(671,859)	—	—	(671,859)

	$(11,143,710)	$(733,192)	$(193,974)	$—	$(12,070,876)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$239,020	$73,175	$—	$—	$312,195
Futures contracts	922,442	—	—	—	922,442
Options contracts written	147,074	892,175	—	—	1,039,249
Swap contracts	1,725,324	—	274,226	—	1,999,550
Forward foreign currency contracts	—	(430,786)	—	—	(430,786)

	$3,033,860	$534,564	$274,226	$—	$3,842,650

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$143,143	$—	$—	$—	$143,143
Unrealized appreciation on open futures contracts (b)	122,711	—	—	—	122,711
Unrealized appreciation on forward foreign currency contracts (c)	—	4,301,164	—	—	4,301,164
Unrealized appreciation on centrally cleared swaps (f)	3,624,806	—	18,503	—	3,643,309
Unrealized appreciation on OTC swaps (c)	280,977	—	54,220	—	335,197

	$4,171,637	$4,301,164	$72,723	$—	$8,545,524

Liability derivatives
Options contracts written outstanding (a)	$435,230	$—	$—	$—	$435,230
Unrealized depreciation on open futures contracts (b)	1,216,135	—	—	—	1,216,135
Unrealized depreciation on forward foreign currency contracts (a)	—	756,983	—	—	756,983
Unrealized depreciation on centrally cleared swaps (f)	6,646,840	—	171,254	—	6,818,094
Unrealized depreciation on OTC swaps (a)	12,310	29,926	—	—	42,236

	$8,310,515	$786,909	$171,254	$—	$9,268,678

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$253,836	$—	$—	$—	$253,836
Options contracts written	147,744	10,994	7,443	—	166,181
Swap contracts	(347,447)	—	195,321	657,371	505,245
Forward foreign currency contracts	—	(1,141,070)	—	—	(1,141,070)

	$54,133	$(1,130,076)	$202,764	$657,371	$(215,808)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$36,364	$—	$—	$—	$36,364
Futures contracts	(406,146)	—	—	—	(406,146)
Options contracts written	182,323	—	1,980	—	184,303
Swap contracts	(2,421,256)	(24,113)	(489,547)	—	(2,934,916)
Forward foreign currency contracts	—	287,871	—	—	287,871

	$(2,608,715)	$263,758	$(487,567)	$—	$(2,832,524)

Municipal Bond Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$54,568	$—	$—	$—	$54,568

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$244,726	$—	$—	$—	$244,726

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$45,846	$—	$—	$—	$45,846

Notes to Financial Statements

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$238,159	$—	$—	$—	$238,159
Unrealized appreciation on open futures contracts (b)	487,285	—	—	—	487,285
Unrealized appreciation on forward foreign currency contracts (c)	—	424,276	—	—	424,276
Unrealized appreciation on centrally cleared swaps (f)	2,647,614	—	—	—	2,647,614

	$3,373,058	$424,276	$—	$—	$3,797,334

Liability derivatives
Options contracts written outstanding (a)	$399,516	$—	$—	$—	$399,516
Unrealized depreciation on open futures contracts (b)	180,667	—	—	—	180,667
Unrealized depreciation on forward foreign currency contracts (a)	—	41,600	—	—	41,600
Unrealized depreciation on centrally cleared swaps (f)	2,722,180	—	254	—	2,722,434

	$3,302,363	$41,600	$254	$—	$3,344,217

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(160,242)	$—	$—	$—	$(160,242)
Futures contracts	430,054	—	—	—	430,054
Options contracts written	142,740	—	727	—	143,467
Swap contracts	(752,404)	—	508	—	(751,896)
Forward foreign currency contracts	—	(765,235)	—	—	(765,235)

	$(339,852)	$(765,235)	$1,235	$—	$(1,103,852)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$(358,054)	$—	$—	$—	$(358,054)
Futures contracts	393,138	—	—	—	393,138
Options contracts written	494,291	—	371	—	494,662
Swap contracts	534,468	—	72	—	534,540
Forward foreign currency contracts	—	(67,584)	—	—	(67,584)

	$1,063,843	$(67,584)	$443	$—	$996,702

Ultra–Short Term Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$506,928	$—	$—	$—	$506,928
Unrealized appreciation on forward foreign currency contracts (c)	—	2,192,285	—	—	2,192,285

	$506,928	$2,192,285	$—	$—	$2,699,213

Liability derivatives
Unrealized depreciation on forward foreign currency contracts (a)	$—	$312,070	$—	$—	$312,070
Unrealized depreciation on centrally cleared swaps (f)	—	—	343,118	—	343,118

	$—	$312,070	$343,118	$—	$655,188

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2023:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$3,527,284	$—	$—	$—	$3,527,284
Swap contracts	—	—	(29,001)	—	(29,001)
Forward foreign currency contracts	—	68,624	—	—	68,624

	$3,527,284	$68,624	$(29,001)	$—	$3,566,907

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$106,717	$—	$—	$—	$106,717
Swap contracts	—	—	(1,140,960)	—	(1,140,960)
Forward foreign currency contracts	—	(765,866)	—	—	(765,866)

	$106,717	$(765,866)	$(1,140,960)	$—	$(1,800,109)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.

(f)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts table in the Fund’s Schedule of Investments.

The average monthly notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the monthly average market value of options contracts written and purchased options outstanding during the period ended February 28, 2023 were as follows:

Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$12,409,260
Small-Mid Cap Equity Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,925,140
International Equity Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,321,328
Emerging Markets Equity Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$654,050

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$194,121	$1,522	$—	$—
Futures contracts	587,525,632	—	—	—
Option contracts written	896,116	242,901	—	—
Swap contracts	82,894,714	—	44,527,800	—
Forward foreign currency contracts	—	35,738,261	—	—
International Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$129,772	$—	$—	$—
Futures contracts	130,304,276	—	—	—
Option contracts written	558,050	969	2,394	—
Swap contracts	337,289,799	1,410,510	21,079,497	—
Forward foreign currency contracts	—	223,808,204	—	—
Municipal Bond Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$7,322,961	$—	$—	$—
Inflation-Linked Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$489,477	$—	$—	$—
Futures contracts	64,849,489	—	—	—
Option contracts written	719,515	—	298	—
Swap contracts	49,181,218	—	100,000	—
Forward foreign currency contracts	—	38,187,411	—	—
Ultra-Short Term Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$131,776,864	$—	$—	$—
Swap contracts	—	—	91,257,143	—
Forward foreign currency contracts	—	160,116,088	—	—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Financial Statements

(unaudited) (continued)

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2023:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$6,469,508	$ —	$(6,469,508)	$0
Small-Mid Cap Equity Fund	15,163,724	—	(15,163,724)	0
International Equity Fund	26,088,500	—	(26,088,500)	0
Emerging Markets Equity Fund	1,405,047	—	(1,405,047)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $6,576,238, $15,489,693, $19,305,518 and $1,169,429, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $0, $8,087,454 and $278,524, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedule of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

Notes to Financial Statements

(unaudited) (continued)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023:

	Remaining Contractual Maturity of the Agreements As of February 28, 2023
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$6,576,238	$—	$—	$—	$6,576,238

Total Borrowings	$6,576,238	$—	$—	$—	$6,576,238

Gross amount of recognized liabilities for securities lending transactions					$6,576,238

Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$15,489,693	$—	$—	$—	$15,489,693

Total Borrowings	$15,489,693	$—	$—	$—	$15,489,693

Gross amount of recognized liabilities for securities lending transactions					$15,489,693

International Equity Fund
Securities Lending Transactions
Common Stocks	$19,305,518	$—	$—	$—	$19,305,518

Total Borrowings	$19,305,518	$—	$—	$—	$19,305,518

Gross amount of recognized liabilities for securities lending transactions					$19,305,518

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$1,169,429	$—	$—	$—	$1,169,429

Total Borrowings	$1,169,429	$—	$—	$—	$1,169,429

Gross amount of recognized liabilities for securities lending transactions					$1,169,429

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$10,551,500	$17,935,003	$—	$28,486,503

Total Borrowings	$—	$10,551,500	$17,935,003	$—	$28,486,503

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$28,486,503

Ultra-Short Term Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$18,136,067	$—	$19,837,411	$37,973,478

Total Borrowings	$—	$18,136,067	$—	$19,837,411	$37,973,478

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$37,973,478

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S.

Notes to Financial Statements

(unaudited) (continued)

government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Notes to Financial Statements

(unaudited) (continued)

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) LIBOR Discontinuance or Unavailability Risk. LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the “FCA”), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings may continue to be provided on a representative basis until the end of June 2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments held by the Fund. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Some of the Fund’s investments may be so-called “tough legacy” LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as “synthetic LIBOR”), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund’s investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

Notes to Financial Statements

(unaudited) (continued)

(n) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(o) Market Risk. An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund’s investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

The continued conflict between Russia and Ukraine resulted in many countries, including the U.S., imposing economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy and currency, and on investments and companies economically tied to Russia and Ukraine and certain other neighboring countries. Russia in turn imposed its own restrictions against investors and countries outside Russia. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the conflict on the global economy. The escalation or continuation of the conflict between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. This conflict could continue to have an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Financial Statements

(unaudited) (continued)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2019 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(v) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse

Notes to Financial Statements

(unaudited) (continued)

repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(w) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(x) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

The following table summarizes the Core Fixed Income Fund’s fully unfunded loan position as of February 28, 2023:

Security	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Depreciation
athenahealth Group Inc.	$70,495	$69,836	$65,413	$ (4,423)

(y) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended February 28, 2023, the Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions at

Notes to Financial Statements

(unaudited) (continued)

February 28, 2023, an average amount of borrowings, incurred interest expense and a weighted average interest rate related to sale-buyback transactions outstanding during the period ended February 28, 2023, were as following:

	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Payable for investments purchased	$ —	$ —
Average amount borrowed	816,612	1,744,262
Interest expense	14,324	36,965
Weighted average interest rate	3.52%	4.27%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the period ended February 28, 2023, the Funds did not participate in buy-saleback transactions. Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback as of period end is disclosed in each Fund’s Summary Schedule of Investments.

(z) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2023 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2023 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2023.

Notes to Financial Statements

(unaudited) (continued)

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2023:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$147,852		$806,794

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$147,852		$806,794

International Fixed Income Fund:
Forward foreign currency contracts	$4,301,164		$756,983
Option contracts	143,143	(b)	422,011
Swap contracts	335,197		42,236

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$4,779,504		$1,221,230

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$424,276		$41,600
Option contracts	238,159	(b)	399,516

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$662,435		$441,116

Ultra-Short Term Fixed Income Fund:
Forward foreign currency contracts	$2,192,285		$312,070

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$2,192,285		$312,070

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in Unaffiliated Investments in the Statements of Assets and Liabilities.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2023.

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Bank of America	$9,451	$—	$—	$9,451
Citigroup Global Markets Inc.	138,401	(138,401)	—	0

Total Over-the-counter derivative instruments	$147,852	$(138,401)	$—	$9,451

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$806,794	$(138,401)	$—	$668,393

Total Over-the-counter derivative instruments	$806,794	$(138,401)	$—	$668,393

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$844,260	$(363,010)	$(290,000)	$191,250
Barclays Bank PLC	446,691	(95,071)	(220,000)	131,620
BNP Paribas SA	805,976	(253,265)	(520,000)	32,711
Deutsche Bank AG	16,711	(16,711)	—	0
Goldman Sachs & Co.	225,430	(225,430)	—	0
HSBC Bank USA	1,264,714	(20,479)	(1,244,235)	0
JPMorgan Chase & Co.	122,252	(1,336)	(120,916)	0
Societe Generale SA	29,692	—	—	29,692
Standard Chartered Bank	69,421	(69,421)	—	0
UBS Securities LLC	954,357	(39,880)	(724,000)	190,477

Total Over-the-counter derivative instruments	$4,779,504	$(1,084,603)	$(3,119,151)	$575,750

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$363,010	$(363,010)	$—	$0
Barclays Bank PLC	95,071	(95,071)	—	0
BNP Paribas SA	253,265	(253,265)	—	0
Deutsche Bank AG	34,558	(16,711)	—	17,847
Goldman Sachs & Co.	310,114	(225,430)	—	84,684
HSBC Bank USA	20,479	(20,479)	—	0
JPMorgan Chase & Co.	1,336	(1,336)	—	0
Standard Chartered Bank	103,517	(69,421)	—	34,096
UBS Securities LLC	39,880	(39,880)	—	0

Total Over-the-counter derivative instruments	$1,221,230	$(1,084,603)	$—	$136,627

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
BNP Paribas SA	$96,066	$(9,369)	$—	$86,697
Deutsche Bank AG	243,229	(243,229)	—	0
HSBC Bank USA	68,427	(12,550)	—	55,877
Merrill Lynch, Pierce, Fenner & Smith Inc.	253,556	(10,231)	(243,325)	0
Standard Chartered Bank	1,157	(860)	—	297

Total Over-the-counter derivative instruments	$662,435	$(276,239)	$(243,325)	$142,871

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$7,778	$—	$—	$7,778
BNP Paribas SA	9,369	(9,369)	—	0
Deutsche Bank AG	400,328	(243,229)	—	157,099
HSBC Bank USA	12,550	(12,550)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	10,231	(10,231)	—	0
Standard Chartered Bank	860	(860)	—	0

Total Over-the-counter derivative instruments	$441,116	$(276,239)	$—	$164,877

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
Ultra-Short Term Fixed Income Fund
Over-the-counter
BNP Paribas SA	$442,762	$(7,866)	$(330,000)	$104,896
Deutsche Bank AG	1,823	—	—	1,823
HSBC Bank USA	218,098	(58,154)	—	159,944
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,529,602	(246,050)	(1,283,552)	0

Total Over-the-counter derivative instruments	$2,192,285	$(312,070)	$(1,613,552)	$266,663

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Ultra-Short Term Fixed Income Fund
Over-the-counter
BNP Paribas SA	$7,866	$(7,866)	$—	$0
HSBC Bank USA	58,154	(58,154)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	246,050	(246,050)	—	0

Total Over-the-counter derivative instruments	$312,070	$(312,070)	$—	$0

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the new amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Wealth Management, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser on a monthly basis, a sub-advisory fee from its investment management fees.

CGAS has contractually agreed to waive fees and reimburse expenses in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. Because the Alternative Strategies Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. This fee waiver and/or reimbursement will continue for at least one year from the date of the Funds’ prospectus or until such time as the Board of Trustees act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

In addition, for Alternative Strategies Fund, CGAS and its affiliates agrees to waive fees and reimburse expenses in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by the Adviser and to keep the Fund’s total operating costs from exceeding 0.70% (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). This contractual arrangement shall remain in effect for at least one year from the date of the Fund’s prospectus or until such time as the Board of Trustees act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

Notes to Financial Statements

(unaudited) (continued)

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 28, 2023 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Cap Equity Fund	0.19%	0.20%	0.60%
Small-Mid Cap Equity Fund	0.26%	0.20%	0.80%
International Equity Fund	0.33%	0.20%	0.70%
Emerging Markets Equity Fund	0.37%	0.20%	0.90%
Core Fixed Income Fund	0.17%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.25%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 28, 2023, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Large Cap Equity Fund	$1,701,411
Small-Mid Cap Equity Fund	865,188
International Equity Fund	978,254
Emerging Markets Equity Fund	775,029
Core Fixed Income Fund	176,434
High Yield Fund	110,024
International Fixed Income Fund	43,125
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	25,687
Ultra-Short Term Fixed Income Fund	113,308
Alternative Strategies Fund	734,751

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

Notes to Financial Statements

(unaudited) (continued)

For the period ended February 28, 2023, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Large Cap Equity Fund	$2,127
Small-Mid Cap Equity Fund	1,473
International Equity Fund	119
Emerging Markets Equity Fund	316
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Fund’s Chief Compliance Officer.

For the period ended February 28, 2023, the Funds assume the following to be affiliated issuers:

Large Cap Equity Fund

Underlying Security	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of February 28, 2023
Morgan Stanley	$2,628,440	$68,474	$(248,657)	$155,385	$169,768	$46,177	$2,773,410

Core Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Depreciation	Dividend/ Interest Income	Ending Value as of February 28, 2023
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$494,777	$—	$—	$—	$(1,606)	$10,097	$493,171
Series 2016-C28, Class A3, 3.272% due 1/15/49	489,216	—	—	—	(7,013)	8,379	482,203

Total	$983,993	$—	$—	$—	$(8,619)	$18,476	$975,374

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of February 28, 2023
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.517% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$420,952	$—	$(16,368)	$60	$2,080	$158	$9,146	$406,882

Notes to Financial Statements

(unaudited) (continued)

3. Investments

During the period ended February 28, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$169,924,955	$189,459,781	$—	$—
Small-Mid Cap Equity Fund	49,994,311	104,750,348	—	—
International Equity Fund	127,513,058	242,059,001	—	—
Emerging Markets Fund	18,799,900	13,386,237	—	—
Core Fixed Income Fund	174,926,862	133,916,216	1,922,870,470	1,818,866,860
High Yield Fund	12,125,686	13,243,704	—	—
International Fixed Income Fund	11,149,211	25,233,412	283,889,767	285,708,008
Municipal Bond Fund	13,999,310	18,093,463	—	—
Inflation-Linked Fixed Income Fund	2,378,328	7,373,074	31,555,384	32,370,126
Ultra-Short Term Fixed Income Fund	48,414,909	119,691,060	27,052,062	34,382,983
Alternative Strategies Fund	30,851,495	17,632,261	—	—

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation at February 28, 2023 have been disclosed under respective schedules of investments.

4. Shares of Beneficial Interest

At February 28, 2023, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2023, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Period Ended February 28, 2023	Year Ended August 31, 2022
Large Cap Equity Fund
Shares sold	12,383,838	19,904,526
Shares issued on reinvestment	7,460,910	8,645,037
Shares repurchased	(13,344,338)	(26,812,574)

Net Increase	6,500,410	1,736,989

Small-Mid Cap Equity Fund
Shares sold	4,471,795	11,973,855
Shares issued on reinvestment	3,585,089	6,195,989
Shares repurchased	(8,246,839)	(13,284,349)

Net Increase (Decrease)	(189,955)	4,885,495

International Equity Fund
Shares sold	9,179,587	30,494,035
Shares issued on reinvestment	5,011,817	8,542,341
Shares repurchased	(19,225,021)	(30,232,493)

Net Increase (Decrease)	(5,033,617)	8,803,883

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 28, 2023	Year Ended August 31, 2022
Emerging Markets Equity Fund
Shares sold	4,424,196	13,449,565
Shares issued on reinvestment	742,140	1,444,042
Shares repurchased	(4,534,738)	(8,347,559)

Net Increase	631,598	6,546,048

Core Fixed Income Fund
Shares sold	50,404,955	66,749,282
Shares issued on reinvestment	3,654,764	4,652,186
Shares repurchased	(23,161,531)	(37,663,106)

Net Increase	30,898,188	33,738,362

High Yield Fund
Shares sold	3,491,078	10,050,417
Shares issued on reinvestment	1,137,391	2,370,721
Shares repurchased	(4,857,450)	(33,859,888)

Net Decrease	(228,981)	(21,438,750)

International Fixed Income Fund
Shares sold	4,969,374	10,232,338
Shares issued on reinvestment	2,189,685	551,579
Shares repurchased	(4,591,473)	(5,468,504)

Net Increase	2,567,586	5,315,413

Municipal Bond Fund
Shares sold	3,384,322	3,373,446
Shares issued on reinvestment	133,091	230,070
Shares repurchased	(2,754,281)	(3,002,986)

Net Increase	763,132	600,530

Inflation-Linked Fixed Income Fund
Shares sold	1,884,067	2,662,178
Shares issued on reinvestment	892,180	1,585,959
Shares repurchased	(1,771,017)	(6,385,150)

Net Increase (Decrease)	1,005,230	(2,137,013)

Ultra-Short Term Fixed Income Fund
Shares sold	4,697,897	26,855,941
Shares issued on reinvestment	2,362,165	616,856
Shares repurchased	(18,835,459)	(19,947,043)

Net Increase (Decrease)	(11,775,397)	7,525,754

Alternative Strategies Fund
Shares sold	2,939,873	6,417,531
Shares issued on reinvestment	938,002	85,188
Shares repurchased	(2,728,194)	(3,594,275)

Net Increase	1,149,681	2,908,444

Notes to Financial Statements

(unaudited) (continued)

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of August 31, 2022, the Funds had the following net capital loss carryforwards remaining:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund
Short Term	$—	$—	$—	$—	$29,563,681	$2,519,651
Long Term	—	—	—	—	27,856,296	12,857,182

	$—	$—	$—	$—	$57,419,977	$15,376,833

		International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short Term		$—	$1,386,208	$—	$9,347,016	$—
Long Term		2,681,290	534,590	—	828,610	—

		$2,681,290	$1,920,798	$—	$10,175,626	$—

6. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

Subsequent to February 28, 2023, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund
3/1/23 – 3/31/23	$0.023660	$0.018052	$0.019952

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Advisory Agreements

The Morgan Stanley Pathway Funds (the “Trust,” and each series thereof a “Fund,” and collectively, the “Funds”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley LLC, have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, other than with respect to the Alternative Strategies Fund, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them by the Manager pursuant to investment advisory agreements (the “Subadvisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two year term, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

****

During the period covered by this semi-annual report, the Board did not consider for approval any Agreements.

****

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the Liquidity Risk Management Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At the December 15, 2022 Meeting, the Trustees received a report from the Liquidity Risk Management Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Liquidity Risk Management Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on May 14, 2019. The Liquidity Risk Management Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Management Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

****

****

Additional Information

(unaudited)

Trustees and Officers of the Trust

The Trust’s Board is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s investment adviser, sub-advisers, distribution, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley Wealth Management, serves as the investment adviser for each Fund. The Funds, except the Alternative Strategies Fund, employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

Adela Cepeda 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Chairperson and Trustee	Since 2008 (Chair since 2021)	Managing Director, PFM Financial Advisors, LLC (Financial Advisory) (2016-December 2019); and formerly, President, A.C. Advisory, Inc. (Financial Advisory) (1995-September 2016)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004- present); and formerly, Director

Mark J. Reed 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Trustee	Since 2007	Vice President, Financial Advisor and Portfolio Manager, Wealth Enhancement Group (2021-present); Principal and Portfolio Manager, North American Management Corp. (Investment Advisory) (2013-2021)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Chairman Emeritus, Congressional Medal of Honor Foundation (2009-present); formerly Treasurer (2009-2016); and Chairman Emeritus, America’s Warrior Partnership (2017- present), formerly, Chairman (2013-2016) and Director (2013- 2017)

Eric T. McKissack, CFA® 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1953	Vice Chair and Trustee	Since 2013 (Vice Chair since 2021)	Founder and Chief Executive Officer Emeritus, Channing Capital Management, LLC (Investment Management) (2017-December 2019); and formerly, Chief Executive Officer, Channing Capital Management, LLC (2004-2017)	11	Trustee and Chairman, FlexShares Funds (2011- present); Trustee, The Art Institute of Chicago (2002-present); Director, Farmer Mac (NYSE:AGM) (2/21-present) and Director, Shirley Ryan AbilityLab Keystone Board (formerly Rehabilitation Institute of Chicago) (non-profit) (6/00-present))

Teresa S. Westbrook 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1959	Trustee	Since 2020	CPA/ Partner, Deloitte & Touche LLP (1999-2015)	11	None

INTERESTED TRUSTEE

Paul Ricciardelli** Morgan Stanley 522 Fifth Avenue, 14th Floor, New York, NY 10036 Birth Year: 1969	Trustee and Chief Executive Officer and President	Since April 2017	Head of Morgan Stanley Portfolio Solutions (formerly Wealth Advisory Solutions), Morgan Stanley (March 2017-present) Head of IAR/GIMA, Morgan Stanley (2011-present); and formerly, Head of Manager Solutions, Morgan Stanley (2015-March 2017)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2014	Managing Director, Morgan Stanley (2017-present); formerly Executive Director, Morgan Stanley (2001-2016); and Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 1633 Broadway, 29th Floor New York, NY 10019 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); and formerly Senior Vice President and Associate General Counsel, PineBridge Investments (2011-2014)

Joseph Signora Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1977	Chief Compliance Officer	Since December 2017	Executive Director, Morgan Stanley (2017-present); formerly, Senior Director, AXA Equitable (2015-2017); Vice President, EQ Advisors Trust (2015-2017); Vice President, AXA Premier VIP Trust (2015-2017); Vice President, 1290 Funds (2015-2017); Vice President, FMG LLC (2015-2017);

Robert Garcia Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015-May 2016	Head of Operations and Strategy, Morgan Stanley (2017-present); Head of Portfolio Operations-WMIR, Morgan Stanley (2016-present); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); and formerly Head of Strategy and Development- Global Investment Solutions, Morgan Stanley (2013-2015)

Monica Heanue Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1975	Chief Administrative Officer	Since December 2022	Executive Director, Morgan Stanley (July 2006-Present)

Michael Loewengart 2000 Westchester Ave., 3rd Floor Purchase, NY 10577 Birth Year: 1976	Investment Officer	Since May 2022	Head of Portfolio Management Morgan Stanley Portfolio Solutions (2022-present); Head of Investments Strategy, E*TRADE Financial (2007-2021)

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Andrew Cohen Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1978	Investment Officer	Since May 2022	Portfolio Manager, Morgan Stanley Portfolio Solutions (2022-present); Director of Investment Research, E*TRADE Financial (2015-2021)

Sukru Saman Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1972	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present)

Angela Degis Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1967	Investment Officer	Since May 2022	Portfolio Manager, Morgan Stanley (2020-present)

James Totino Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1970	Investment Officer	Since May 2018	Portfolio Specialist, Investment Officer, Morgan Stanley (2018-present); and formerly Investment Officer, Morgan Stanley (2011-2018)

Allison Menkes Morgan Stanley 1633 Broadway, New York, NY 10019 Birth Year: 1979	Anti-Money Laundering (“AML”) Compliance Officer	Since March 2022	Head of Wealth Management Financial Crimes Advisory (2021-present); Cybercrimes Special Counsel, IRS Office of Chief Counsel (2018-2021); and Assistant General Counsel, Compliance & Investigations, Citigroup (2015-2018).

Mark Nolan Morgan Stanley 1633 Broadway, New York, NY 10019 Birth Year: 1981	AML Officer	Since March 2023	Executive Director of GFC WM Advisory, Morgan Stanley (2022-present); Vice President Anti-Financial Crimes Origination and Advisory; Deputy MLRO Cayman Islands of Deutsche Bank (2017-2023).

James J. Tracy Morgan Stanley 2000 Westchester Avenue, 2nd Floor Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Head of Consulting Group and Graystone Consulting (2018-present); Managing Director, Director of Consulting Group and Practice Management (2016-2018); Managing Director, Vice Chairman of Wealth Management (2015); and Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-2015)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Steven Ross Morgan Stanley 522 Fifth Avenue, 9th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary Legal Administration Practice of Fund Administration, BBH&Co. (2005-present); Secretary, BBH Trust (2009-present)

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***

The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds provide a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the funds’ second and fourth quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (“SEC”) on Form N-CSRS and Form N-CSR, respectively. These reports are available on its public website. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters as an attachment to Form N-Port. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the funds’ first and third quarters available on its public website. You may obtain the Form N-PORT filings by accessing the SEC’s website, www.sec.gov. For additional information, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/wealth-investmentsolutions/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2023 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. INVESTMENTS.

A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable. This item is only required in an annual report on Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a)  under the Investment Company Act of 1940, as amended (17 CFR  270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section  1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	May 2, 2023

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	May 2, 2023

Morgan Stanley Pathway Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Morgan Stanley Pathway Funds

Date:	May 2, 2023